                                                                American General
                                                                Series Portfolio
                                                                       Company 2

                              Semi-Annual Report

                                                                  April 30, 2000

                                                             AMERICAN
                                                                |GENERAL
                                                                |FINANCIAL GROUP

AMERICAN GENERAL SERIES PORTFOLIO COMPANY 2 - SEMI-ANNUAL REPORT APRIL 30, 2000

TABLE OF CONTENTS

Notice to Shareholders......................................................   1
President's Letter..........................................................   2
Stock Index Fund............................................................   8
Mid Cap Index Fund..........................................................  16
Small Cap Index Fund........................................................  23
International Growth Fund...................................................  41
Large Cap Growth Fund.......................................................  44
Mid Cap Growth Fund.........................................................  49
Small Cap Growth Fund.......................................................  52
International Value Fund....................................................  57
Large Cap Value Fund........................................................  62
Mid Cap Value Fund..........................................................  66
Small Cap Value Fund........................................................  70
Socially Responsible Fund...................................................  82
Science & Technology Fund...................................................  89
Balanced Fund...............................................................  92
High Yield Bond Fund........................................................  97
Strategic Bond Fund......................................................... 102
Domestic Bond Fund.......................................................... 106
Core Bond Fund.............................................................. 109
Municipal Bond Fund......................................................... 113
Money Market Fund........................................................... 116
Municipal Money Market Fund................................................. 119
Growth Lifestyle Fund....................................................... 122
Moderate Growth Lifestyle Fund.............................................. 124
Conservative Growth Lifestyle Fund.......................................... 126
Notes to Financial Statements............................................... 129
Financial Highlights........................................................ 134

--------------------------------------------------------------------------------

                            NOTICE TO SHAREHOLDERS               1
Dear Shareholder:

Thank you for helping American General Financial Group make changes to serve you better. We have taken the best of the existing American General Series Portfolio Company 2 (AGSPC 2) and have put them together with the best Funds from the North American Fund Family (NAF). Where needed we have added some new managers with brand names and longer-term track records. The Funds are advised by leading investment managers who have proven themselves with some of the most respected institutions. They utilize a rigorous manager selection process and adhere to a disciplined investment philosophy. The result brings you the best we have to offer.

As you were notified in supplements to the prospectus and in the June 2000 proxy statements, American General Corporation acquired all the outstanding shares of Cypress Tree Asset Management Corporation, Inc., investment advisor to NAF and renamed such advisor American General Asset Management Corp. In July, AGSPC 2 will merge with NAF under the North American Funds brand name. It is important to note that many of the existing AGSPC 2 funds you have come to know so well will continue to be offered under the North American Funds name.

The new North American Fund Family is a subadvised mutual fund family consisting of 24 funds. The fund managers represent a select group of specialists from some of the most well respected and diverse investment management firms in the industry, many offering long-term track records.

Additionally, NAF presents a strong universe of investment products in core asset classes and disciplines. These products better address the goals of conservative as well as aggressive investors through a broader selection of investment options suitable for asset allocation-based investment plans. The names of the portfolios and their advisors are listed below:

Capital Preservation

 Money Market Fund--American General
 Municipal Money Market Fund--American General

Income

 Senior Floating Rate Fund--Cypress Tree
 US Government Securities Fund--American General
 Core Bond Fund--American General
 Strategic Income Fund--American General
 High Yield Bond Fund--American General
 Municipal Bond Fund--American General

Growth & Income

 Balanced Fund--Invesco
 Conservative Growth Lifestyle Fund--American General
 Growth & Income Fund--Wellington Management
 Moderate Growth Lifestyle--American General
 Socially Responsible Fund--American General
 Stock Index Fund--American General

Growth

 Mid Cap Value Fund--Neuberger Berman
 Mid Cap Growth Fund--Invesco
 Large Cap Growth Fund--Dreyfus Founders

Aggressive Growth

 Aggressive Growth Lifestyle Fund--American General
 Small Cap Index Fund--American General
 Small Cap Growth Fund--Credit Suisse/Warburg Pincus
 Science & Technology Fund--T. Rowe Price

International

 International Equity Fund--Morgan Stanley
 Global Equity Fund--Dreyfus Founders
 International Small Cap Fund--Dreyfus Founders

We believe that we have selected exceptional investment managers. The same experienced research team consisting of 10 investment professionals who have worked so diligently to select the best possible advisors for the North American Fund Family will continually review each manager to ensure that performance meets expectations. The monitoring process tracks performance monthly against indices, Lipper and Morningstar categories and internally created peer groups. Next we identify sources of over and under performance in relation to sector analysis, security analysis and style analysis. Finally the portfolio risk is tracked against modern portfolio theory statistics, credit quality, duration and currency exposure. This commitment is key to providing appropriate asset allocation choices for everyone's investment goals.

If you have questions regarding your investments, we encourage you to call. Thank you for your continued support.

               Sincerely,

             /s/ Alice T. Kane
              Alice T. Kane
              President

-------------------------------------------------------------------------------

 2                            PRESIDENT'S LETTER
Dear Investor,
April 30, 2000 brings us halfway into the current fiscal year for the American General Series Portfolio Company 2 (AGSPC 2). The 24 funds that make up AGSPC 2 were chosen to provide the broad range of investment options necessary to build a diversified portfolio. The funds you chose have been important to the investment strategy appropriate for your risk tolerance and financial time horizons. As an investor in AGSPC 2, you have been able to tap into the expertise of an elite group of investment managers. However, our renewed commitment to providing consistent performance relative to benchmarks has been the driving force behind the changes AGSPC 2's Board has asked you as an investor to ratify.

MARKET CONDITIONS AND PERSONAL INVESTMENT STRATEGIES
The U.S. economy has remained strong since November 1999, the beginning of this fiscal year. The Federal Reserve continues to raise interest rates in the hope economic growth will moderate and inflation remains under control. Until the March/April correction, technology and small and mid-cap growth stocks surged against most blue chips. The tech-weighted NASDAQ set a record on March 10--but early in April fell dramatically. High valuations, inflation fears and rising short-term interest rates helped cause the market sell off, but other factors included the failure of settlement talks in the Microsoft antitrust case and heavy insider selling at many newly public "dot-com" companies. These issues were aggravated by high levels of margin debt--money borrowed to buy stocks--which forced many investors to sell securities.

As the year continues, the stocks of many companies will continue to face challenges from rising short-term rates and high valuations among market leaders, though the recent correction made the prices of many stocks more reasonable. In addition, valuations among many stocks that have lagged the market are attractive, including cyclical and other value-oriented stocks, as well as steady-growth stocks. Small-cap value stocks are particularly inexpensive compared with the overall market.

It is fair to say that the recent volatility underscores the need for investors to diversify their investments. Diversification has and always will be a critical component to investing responsibly. Of the 20 bear markets in the last century, medium-term government bonds were up in 18 of them. That does not mean that bonds perform better than stocks, because over time that it is not the case. It does, however, make a good argument for diversifying into a wide range of equities, bonds and other asset classes if you think the market is in for tough times.

Here is where "long-term" investing becomes important. Lately, a lot of people think long-term investing is three weeks from next Wednesday, but long-term investing really means staying in the market for three, five or 10 years. During that length of time the market can experience ups and downs due to numerous happenings. Events occur--hurricanes, wars, and international crises like the Brazil currency devaluation or Russia defaulting on its debt--that make investors nervous and cause market volatility. The events can be unsettling, but they should not cloud investors' judgments about thinking long-term.

Investors need to always be conscious of several things. First, be aware of when money is going to be needed. If within 12 months, money needs to be available to pay for college tuition or a down payment on a house, the stock market is not the place to be. But if you are in the market for the long haul then time is with you and you should probably stick to a long-term investment plan. Second, spend time getting to know your investments. There's too much at stake not to.

Obviously the markets move up and down, but it is important for people to realize how these market cycles work. There are several factors that affect market cycles, but one key factor to look at is corporate profitability. Basically, when profits go down, the market goes down. Conversely, when profits go up, the market goes up. The markets have also historically been weak when inflation is rising rapidly.

No one knows which way the market is headed. With that said, investors should not expect 20% annual returns going forever. The S&P 500(R) has been up over 20% each year from 1995-1998. This is an unprecedented run, and history suggests that it will not continue at this pace. During the past 40 years, domestic stocks have returned an average of 12% per year.

Even though investors have become accustomed to high returns over the past few years, the power of compounding is going to be essential to the achievement of your investment goals. Using the historical return on stocks of 12%, the value of an equity investment would double every 6.5 years. Thus, this is not the time for long-term investors to be waiting on the sidelines for a buying opportunity. Timing the market is extremely difficult, and the benefits aren't that impressive. Experts can't predict with any consistency market swings and investors can do themselves a great disservice if they try.

Investors who are petrified to open the paper to see what the market did, or believe the market has to correct some time soon, shouldn't be in stocks. These investors may want to consider a money market fund, or maybe a product that invests in a blend of stocks, bonds, and short-term instruments. To be in the stock market, an investor needs a longer investment horizon and must be comfortable with varying degrees of volatility.

INVESTMENT OBJECTIVES RECAP
Listed below are the investment options that have been available through AGSPC
2. We begin with those that generally have offered higher performance results in exchange for higher inherent investment risks. We end with those that generally have offered lower performance results, but also lower inherent investment risks. The fund specific returns are presented in chart format following this letter.

AGSPC 2 GROWTH FUNDS
International Growth Fund, sub-managed by an investment team at Jacobs Asset Management, has sought to provide long-term capital appreciation by investing in equity securities of non-U.S. companies, the majority of which are expected to be in developed markets. The Fund may invest across the capitalization spectrum, although it intended to emphasize smaller capitalization stocks.

International Value Fund, sub-managed by an investment team at Capital Guardian Trust Company, has sought to provide growth of capital and future income through investments primarily in securities of non-U.S. issuers and securities whose principal markets are outside of the United States.

Small Cap Index Fund, managed by an investment team at American General Corporation's wholly-owned subsidiary--The Variable Annuity Life Insurance Company (VALIC), has sought to replicate as closely as possible (before deduction of expenses) the total return of the Russell 2000 Index by investing in the common stock of companies included in the Index that were deemed representative of the diversification of the entire Index.

-------------------------------------------------------------------------------

                         PRESIDENT'S LETTER CONTINUED            3

Small Cap Value Fund splits the investment management responsibility between two investment management teams. An investment team at VALIC has provided a passive index style management for a portion of the portfolio, while an investment team at Fiduciary Management Associates, Inc. has provided active management for a portion. Within this structure, the Fund has sought maximum long-term return, consistent with reasonable risk to principal, by investing primarily in equity securities of small capitalization companies in terms of revenues and/or market capitalization.

Small Cap Growth Fund, sub-managed by an investment team at J. P. Morgan Investment Management Inc., has sought to provide long-term growth from a portfolio of equity securities of small capitalization growth companies.

Science & Technology Fund, sub-managed by an investment team at T. Rowe Price Associates, Inc., has sought to provide long-term growth of capital through investments primarily in the common stocks and equity-related securities of companies that were expected to benefit from the development, advancement and use of science and technology.

Mid Cap Growth Fund, sub-managed by an investment team at Brown Capital Management, Inc., has sought capital appreciation principally through investments in medium capitalization equity securities, such as common and preferred stocks and securities convertible into common stocks. Current income has been a secondary objective.

Mid Cap Index Fund, managed by an investment team at VALIC, has sought to provide investment results that are similar to the performance of the S&P 400 Mid Cap Index. As a group, the investment results, before expenses, have been expected to approximate the total return (the combination of capital changes and income) of selected common stocks that statistically reflect the Index.

Mid Cap Value Fund, sub-managed by an investment team at Neuberger Berman Management Inc., has sought capital growth through investment in equity securities of medium capitalization companies using a value-oriented investment approach.

Large Cap Growth Fund, sub-managed by an investment team at Goldman Sachs Asset Management, has sought long-term growth of capital through a broadly diversified portfolio of equity securities of large cap U.S. issuers that were expected to have better prospects for earnings growth than the growth rate of the general domestic economy. Dividend income is a secondary objective.

Stock Index Fund, managed by an investment team at VALIC, has sought to provide investment results that, before expenses, correspond to the total return (i.e., the combination of capital changes and income) of common stocks publicly traded in the United States, as represented by the S&P 500 Index.

Large Cap Value Fund, sub-managed by an investment team at State Street Global Advisers, has sought to provide total returns that exceed over time the Russell 1000 Value Index through investment in equity securities.

Socially Responsible Fund, managed by an investment team at VALIC, has sought to obtain growth of capital through investment, primarily in equity securities, in companies which have met the social criteria established for the Fund.

AGSPC 2 LIFESTYLE FUNDS
Growth Lifestyle Fund, managed by an investment team at VALIC, has sought growth through investments in a combination of the AGSPC 2 funds. This Fund has been suitable for investors seeking the potential for capital growth that a fund investing predominately in equity securities may offer.

Moderate Growth Lifestyle Fund, managed by an investment team at VALIC, has sought growth and current income through investments in a combination of the AGSPC 2 funds. This Fund has been suitable for investors who wish to invest in equity securities, but who were not willing to assume the market risks of the Growth Lifestyle Fund.

Conservative Growth Lifestyle Fund, managed by an investment team at VALIC, has sought current income and low to moderate growth of capital through investments in a combination of the AGSPC 2 funds. This Fund has been suitable for investors who wish to invest in equity securities, but who were not willing to assume the market risks of either the Growth Lifestyle Fund or the Moderate Growth Lifestyle Fund.

AGSPC 2 BALANCED FUND
Balanced Fund, sub-managed by an investment team at Capital Guardian Trust Company, has sought a balance between conservation of principal and long-term capital growth and income through investment in fixed-income and equity securities.

AGSPC 2 INCOME FUNDS
High Yield Bond Fund, sub-managed by an investment team at American General Corporation's wholly-owned subsidiary--American General Investment Management, LP, (AGIM) has sought the highest possible total return and income consistent with conservation of capital through investment in a diversified portfolio of high yielding, high risk fixed-income securities.

Strategic Bond Fund, sub-managed by an investment team at AGIM has sought the highest possible total return and income consistent with conservation of capital through investment in a diversified portfolio of income producing securities.

Core Bond Fund, sub-managed by an investment team at AGIM, has sought the highest possible total return consistent with conservation of capital through investments in medium to high quality fixed-income securities.

Domestic Bond Fund, sub-managed by an investment team at Capital Guardian Trust Company, has sought the highest possible total return consistent with conservation of capital through investments primarily in investment grade fixed-income securities and other income producing securities.

Municipal Bond Fund, sub-managed by an investment team at AGIM, has sought the highest possible total return consistent with conservation of capital through investments in fixed-income securities exempt from regular federal income taxation.

-------------------------------------------------------------------------------

 4                        PRESIDENT'S LETTER CONTINUED

AGSPC 2 STABILITY FUND
Municipal Money Market Fund, sub-managed by an investment team at AGIM, has sought liquidity, protection of capital and current income through investments in short-term money market securities exempt from regular federal income taxation.

Money Market Fund managed by an investment team at VALIC, has sought liquidity, protection of capital and current income through investments in short-term money market instruments.

As market volatility persists, long-term opportunities exist in diversifying investment portfolios. Momentum, confidence and liquidity can carry markets typically well beyond what analysts determine to be "fair value" by traditional value measures. History, however, also reminds investors that over time, the value of an asset must bear some relationship to future cash flows generated by that asset. While the timing of these changes is always uncertain, diversification is a strategy well suited to exactly this type of uncertainty. American General is committed to providing appropriate choices for every portfolio asset allocation strategy.

Thank you for your confidence in our ability to help invest your assets wisely.

               Sincerely,

             /s/ Alice T. Kane
              Alice T. Kane, President
              American General Series Portfolio Company 2

--------------------------------------------------------------------------------

                          PRESIDENT'S LETTER CONTINUED           5
FUND RETURNS AND TRACKING DIFFERENCES
For the Six Months Ended April 30, 2000

                                                  CLASS A
                           -----------------------------------------------------
                                                  (3)        (4)
                                                 Fund       Total
                                              Performance   Index
                                                Before      Return
                              (1)      (2)    Subtracting Including   Tracking
AGSPC 2 Fund/Relevant        Fund      Fund    Expenses   Reinvested Differences
Market Index               Return(a) Expenses  (1) + (2)  Dividends   (3) - (4)
--------------------------------------------------------------------------------
Stock Index Fund / S&P
500 Index................     6.43%    0.41%      6.84%      7.20%      (0.36)
Mid Cap Index Fund /
S&P Mid Cap 400..........    20.12     0.41      20.53      21.26       (0.73)
Small Cap Index Fund /
Russell 2000 Index.......    14.44     0.41      14.85      18.72       (3.87)
International Growth Fund
/ Salomon Smith Barney
Primary Market Index.....    32.27     0.70      32.97       7.86       25.11
Large Cap Growth Fund /
Russell 1000 Growth
Index....................    17.81     0.55      18.36      18.72       (0.36)
Mid Cap Growth Fund /
Russell MidCap Growth
Index....................    21.91     0.52      22.43      41.59      (19.16)
Small Cap Growth Fund /
Russell 2000 Growth
Index....................    21.90     0.70      22.60      27.78       (5.18)
International Value Fund
/ Salomon Smith Barney
Primary Market Index.....    19.24     0.64      19.88       7.86       12.02
Large Cap Value Fund /
Russell 1000 Value
Index....................     0.57     0.52       1.09      (0.99)       2.08
Mid Cap Value Fund /
Russell MidCap Value
Index....................    16.70     0.64      17.34       2.22       15.12
Small Cap Value Fund /
Russell 2000 Value
Index....................    11.35     0.61      11.96       8.20        3.76
Socially Responsible Fund
/ S&P 500 Index..........     4.81     0.40       5.21       7.20       (1.99)
Science & Technology
Fund/ S&P 500 Index(b) ..   (10.60)    0.24     (10.36)      6.48      (16.84)
Balanced Fund / Balanced
Blend(c).................     7.47     0.53       8.00       5.06        2.94
High Yield Bond Fund /
Salomon Smith Barney High
Yield Market Index.......     0.45     0.63       1.08       0.14        0.94
Strategic Bond Fund /
Lehman Brothers Bond
Aggregate................     2.61     0.57       3.18       1.41        1.77
Domestic Bond Fund /
Lehman Brothers Bond
Aggregate................     0.34     0.51       0.85       1.41       (0.56)
Core Bond Fund / Lehman
Brothers
Bond Aggregate...........     0.40     0.52       0.92       1.41       (0.49)
Municipal Bond Fund /
Lehman Brothers Seven
Through Long Municipal
Bond Index...............     2.24     0.52       2.76       2.94       (0.18)
Money Market Fund / 30
Day Certificate of
Deposit Primary Offering
Rate by New York City
Banks (NYC 30 Day CD
Rate)....................     2.58     0.40       2.98       2.30        0.68
Municipal Money Market
Fund.....................     1.36     0.52       1.88        N/A         N/A
Growth Lifestyle
Fund(d)..................    15.89     0.05      15.94      10.27        5.67
Moderate Growth Lifestyle
Fund(e)..................    11.76     0.05      11.81       8.43        3.38
Conservative Growth
Lifestyle Fund(f)........     9.29     0.05       9.34       6.51        2.83

                                                  CLASS B
                         -----------------------------------------------------
                                                (3)         (4)
                                                Fund       Total
                                             Performance   Index
                                                Before      Return
                             (1)      (2)    Subtracting Including   Tracking
AGSPC 2 Fund/Relevant       Fund      Fund    Expenses   Reinvested Differences
Market Index              Return(a) Expenses  (1) + (2)  Dividends   (3) - (4)
-------------------------------------------------------------------------------
Stock Index Fund / S&P
500 Index................    6.19%    0.78%      6.97%      7.20%      (0.23)
Mid Cap Index Fund /
S&P Mid Cap 400..........   19.68     0.79      20.47      21.26       (0.79)
Small Cap Index Fund /
Russell 2000 Index.......   14.01     0.79      14.80      18.72       (3.92)
International Growth Fund
/ Salomon Smith Barney
Primary Market Index.....   31.66     1.07      32.73       7.86       24.87
Large Cap Growth Fund /
Russell 1000 Growth
Index....................   17.39     0.92      18.31      18.72       (0.41)
Mid Cap Growth Fund /
Russell MidCap Growth
Index....................   21.51     0.89      22.40      41.59      (19.19)
Small Cap Growth Fund /
Russell 2000 Growth
Index....................   21.54     1.07      22.61      27.78       (5.17)
International Value Fund
/ Salomon Smith Barney
Primary Market Index.....   18.88     1.02      19.90       7.86       12.04
Large Cap Value Fund /
Russell 1000 Value
Index....................    0.10     0.90       1.00      (0.99)       1.99
Mid Cap Value Fund /
Russell MidCap Value
Index....................   16.16     1.02      17.18       2.22       14.96
Small Cap Value Fund /
Russell 2000 Value
Index....................   10.50     0.99      11.49       8.20        3.29
Socially Responsible Fund
/ S&P 500 Index..........    4.39     0.77       5.16       7.20       (2.04)
Science & Technology
Fund/ S&P 500 Index(b) ..  (10.70)    0.37     (10.33)      6.48      (16.81)
Balanced Fund / Balanced
Blend(c).................    7.10     0.91       8.01       5.06        2.95
High Yield Bond Fund /
Salomon Smith Barney High
Yield Market Index.......    0.07     0.99       1.06       0.14        0.92
Strategic Bond Fund /
Lehman Brothers Bond
Aggregate................    2.22     0.95       3.17       1.41        1.76
Domestic Bond Fund /
Lehman Brothers Bond
Aggregate................   (0.03)    0.89       0.86       1.41       (0.55)
Core Bond Fund / Lehman
Brothers
Bond Aggregate...........    0.07     0.90       0.97       1.41       (0.44)
Municipal Bond Fund /
Lehman Brothers Seven
Through Long Municipal
Bond Index...............    1.97     0.89       2.86       2.94       (0.08)
Money Market Fund / 30
Day Certificate of
Deposit Primary Offering
Rate by New York City
Banks (NYC 30 Day CD
Rate)....................    2.20     0.77       2.97       2.30        0.67
Municipal Money Market
Fund.....................    0.98     0.90       1.88        N/A         N/A
Growth Lifestyle
Fund(d)..................   15.83     0.05      15.88      10.27        5.61
Moderate Growth Lifestyle
Fund(e)..................   11.80     0.05      11.85       8.43        3.42
Conservative Growth
Lifestyle Fund(f)........    9.34     0.05       9.39       6.51        2.88

--------------------------------------------------------------------------------

 6                        PRESIDENT'S LETTER CONTINUED
FUND RETURNS AND TRACKING DIFFERENCES
For the Six Months Ended April 30, 2000

                                                  CLASS I
                           -----------------------------------------------------
                                                  (3)        (4)
                                                 Fund       Total
                                              Performance   Index
                                                Before      Return
                              (1)      (2)    Subtracting Including   Tracking
AGSPC 2 Fund/Relevant        Fund      Fund    Expenses   Reinvested Differences
Market Index               Return(a) Expenses  (1) + (2)  Dividends   (3) - (4)
--------------------------------------------------------------------------------
Stock Index Fund / S&P
500 Index................      N/A      N/A        N/A        N/A         N/A
Mid Cap Index Fund /
S&P Mid Cap 400..........      N/A      N/A        N/A        N/A         N/A
Small Cap Index Fund /
Russell 2000 Index.......      N/A      N/A        N/A        N/A         N/A
International Growth Fund
/ Salomon Smith Barney
Primary Market Index.....    32.30%    0.64%     32.94%      7.86%      25.08
Large Cap Growth Fund /
Russell 1000 Growth
Index....................    17.88     0.49      18.37      18.72       (0.35)
Mid Cap Growth Fund /
Russell MidCap Growth
Index....................    21.97     0.46      22.43      41.59      (19.16)
Small Cap Growth Fund /
Russell 2000 Growth
Index....................    22.03     0.64      22.67      27.78       (5.11)
International Value Fund
/ Salomon Smith Barney
Primary Market Index.....    19.40     0.58      19.98       7.86       12.12
Large Cap Value Fund /
Russell 1000 Value
Index....................     0.61     0.46       1.07      (0.99)       2.06
Mid Cap Value Fund /
Russell MidCap Value
Index....................    16.74     0.58      17.32       2.22       15.10
Small Cap Value Fund /
Russell 2000 Value
Index....................    11.30     0.55      11.85       8.20        3.65
Socially Responsible Fund
/ S&P 500 Index..........     4.88     0.34       5.22       7.20       (1.98)
Science & Technology Fund
/ S&P 500 Index(b).......   (10.60)    0.23     (10.37)      6.48      (16.85)
Balanced Fund / Balanced
Blend(c).................     7.45     0.47       7.92       5.06        2.86
High Yield Bond Fund /
Salomon Smith Barney High
Yield Market Index.......     0.50     0.56       1.06       0.14        0.92
Strategic Bond Fund /
Lehman Brothers Bond
Aggregate................     2.66     0.51       3.17       1.41        1.76
Domestic Bond Fund /
Lehman Brothers Bond
Aggregate................     0.39     0.45       0.84       1.41       (0.57)
Core Bond Fund / Lehman
Brothers
Bond Aggregate...........     0.45     0.46       0.91       1.41       (0.50)
Municipal Bond Fund /
Lehman Brothers Seven
Through Long Municipal
Bond Index...............      N/A      N/A        N/A        N/A         N/A
Money Market Fund / 30
Day Certificate of
Deposit Primary Offering
Rate by New York City
Banks (NYC 30 Day CD
Rate)....................     2.64     0.34       2.98       2.30        0.68
Municipal Money Market
Fund.....................      N/A      N/A        N/A        N/A         N/A
Growth Lifestyle
Fund(d)..................    15.66     0.05      15.71      10.27        5.44
Moderate Growth Lifestyle
Fund(e)..................    11.68     0.05      11.73       8.43        3.30
Conservative Growth
Lifestyle Fund(f)........     9.31     0.05       9.36       6.51        2.85

                                                   CLASS II
                          -----------------------------------------------------
                                                 (3)        (4)
                                                Fund       Total
                                             Performance   Index
                                                Before      Return
                             (1)      (2)    Subtracting Including   Tracking
AGSPC 2 Fund/Relevant       Fund      Fund    Expenses   Reinvested Differences
Market Index              Return(a) Expenses  (1) + (2)  Dividends   (3) - (4)
-------------------------------------------------------------------------------
Stock Index Fund / S&P
500 Index................     N/A      N/A        N/A        N/A         N/A
Mid Cap Index Fund /
S&P Mid Cap 400..........     N/A      N/A        N/A        N/A         N/A
Small Cap Index Fund /
Russell 2000 Index.......     N/A      N/A        N/A        N/A         N/A
International Growth Fund
/ Salomon Smith Barney
Primary Market Index.....   32.52%    0.51%     33.03%      7.86%      25.17
Large Cap Growth Fund /
Russell 1000 Growth
Index....................   18.04     0.36      18.40      18.72       (0.32)
Mid Cap Growth Fund /
Russell MidCap Growth
Index....................   22.24     0.33      22.57      41.59      (19.02)
Small Cap Growth Fund /
Russell 2000 Growth
Index....................   22.18     0.51      22.69      27.78       (5.09)
International Value Fund
/ Salomon Smith Barney
Primary Market Index.....   19.54     0.46      20.00       7.86       12.14
Large Cap Value Fund /
Russell 1000 Value
Index....................    0.76     0.34       1.10      (0.99)       2.09
Mid Cap Value Fund /
Russell MidCap Value
Index....................   16.83     0.46      17.29       2.22       15.07
Small Cap Value Fund /
Russell 2000 Value
Index....................   11.66     0.43      12.09       8.20        3.89
Socially Responsible Fund
/ S&P 500 Index..........    4.99     0.21       5.20       7.20       (2.00)
Science & Technology Fund
/ S&P 500 Index(b).......     N/A      N/A        N/A        N/A         N/A
Balanced Fund / Balanced
Blend(c).................    7.60     0.35       7.95       5.06        2.89
High Yield Bond Fund /
Salomon Smith Barney High
Yield Market Index.......    0.63     0.44       1.07       0.14        0.93
Strategic Bond Fund /
Lehman Brothers Bond
Aggregate................    2.74     0.39       3.13       1.41        1.72
Domestic Bond Fund /
Lehman Brothers Bond
Aggregate................    0.51     0.33       0.84       1.41       (0.57)
Core Bond Fund / Lehman
Brothers
Bond Aggregate...........    0.60     0.34       0.94       1.41       (0.47)
Municipal Bond Fund /
Lehman Brothers Seven
Through Long Municipal
Bond Index...............     N/A      N/A        N/A        N/A         N/A
Money Market Fund / 30
Day Certificate of
Deposit Primary Offering
Rate by New York City
Banks (NYC 30 Day CD
Rate)....................    2.77     0.21       2.98       2.30        0.68
Municipal Money Market
Fund.....................     N/A      N/A        N/A        N/A         N/A
Growth Lifestyle
Fund(d)..................   15.75     0.05      15.80      10.27        5.53
Moderate Growth Lifestyle
Fund(e)..................   11.73     0.05      11.78       8.43        3.35
Conservative Growth
Lifestyle Fund(f)........    9.36     0.05       9.41       6.51        2.90

--------------------------------------------------------------------------------

                          PRESIDENT'S LETTER CONTINUED           7
NOTES TO FUND RETURNS AND TRACKING DIFFERENCE
For the Six Months Ended April 30, 2000

----
(a) Fund Level Returns are net of investment management fees and other fund expenses.
(b) Inception of Fund is February 29, 2000. Fund return, Fund expenses and Total Index Return represent two month return (from inception to April 30, 2000).
(c) Balanced Blend consists of 40% Lehman Brothers Government and Corporate Index and 60% S&P 500 Index.
(d) Benchmark for Aggressive Growth Lifestyle consists of 15% EAFE, 15% Salomon Smith Barney Primary Market Index, 13% S&P 500, 12% Russell 1000 Value, 10% Russell 2000 Growth, 10% Russell 2000 Value, 10% Lehman Aggregate, 8% Russell MidCap Value, and 7% Russell MidCap Growth.
(e) Benchmark for Moderate Growth Lifestyle consists of 7% EAFE, 8% Salomon Smith Barney Primary Market Index, 15% S&P 500, 15% Russell 1000 Value, 7% Russell 2000 Growth, 8% Russell 2000 Value, 25% Lehman Aggregate, 8% Russell MidCap Value, and 7% Russell MidCap Growth.
(f) Benchmark for Conservative Growth Lifestyle consists of 5% EAFE, 5% Salomon Smith Barney Primary Market Index, 15% S&P 500, 15% Russell 1000 Value, 5% Russell 2000 Growth, 5% Russell 2000 Value, 40% Lehman Aggregate, 5% Russell MidCap Value, and 5% Russell MidCap Growth.

--------------------------------------------------------------------------------

 8                                      April 30, 2000 (Unaudited)
                                STOCK INDEX FUND

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            SCHEDULE OF INVESTMENTS
            COMMON STOCK - 87.05%

            ADVERTISING - 0.23%
      600   Interpublic Group Corp. ..............................   $    24,600
      400   Omnicom Group, Inc. ..................................        36,424
      100   Young & Rubicam, Inc. ................................         5,568
                                                                     -----------
                                                                          66,592
                                                                     -----------
            AEROSPACE/DEFENSE - 1.10%
      200   B.F. Goodrich Co. ....................................         6,374
    1,800   Boeing Co. ...........................................        71,437
      100   Crane Co. ............................................         2,687
      400   General Dynamics Corp. ...............................        23,400
    1,600   Honeywell International, Inc. ........................        89,600
      800   Lockheed Martin Corp. ................................        19,900
      100   Northrop Grumman Corp. ...............................         7,087
      100   Perkinelmer, Inc. ....................................         5,474
      700   Raytheon Co., Class B.................................        15,530
      200   TRW, Inc. ............................................        11,700
    1,000   United Technologies Corp. ............................        62,187
                                                                     -----------
                                                                         315,376
                                                                     -----------
            AIRLINES - 0.18%
      300   AMR Corp. ............................................        10,218
      300   Delta Air Lines, Inc. ................................        15,824
    1,000   Southwest Airlines Co. ...............................        21,687
      100 * US Airways Group, Inc. ...............................         2,780
                                                                     -----------
                                                                          50,509
                                                                     -----------
            APPAREL & PRODUCTS - 0.02%
      100   Liz Claiborne, Inc. ..................................         4,631
                                                                     -----------
            APPLIANCES/FURNISHINGS - 0.10%
      400   Leggett & Platt, Inc. ................................         8,550
      200   Maytag Corp. .........................................         6,887
      200   Whirlpool Corp. ......................................        13,024
                                                                     -----------
                                                                          28,461
                                                                     -----------
            AUTO - CARS - 0.96%
    1,100   Delphi Automotive Systems Corp. ......................        21,037
    2,400   Ford Motor Co. .......................................       131,250
    1,300   General Motors Corp. .................................       121,714
                                                                     -----------
                                                                         274,001
                                                                     -----------

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            AUTO - ORIGINAL EQUIPMENT - 0.06%
      300   Danaher Corp. ........................................   $    17,138
                                                                     -----------
            AUTO - REPLACEMENT PARTS - 0.10%
      300 * AutoZone, Inc. .......................................         6,880
      200   Cooper Tire & Rubber Co. .............................         2,700
      400   Genuine Parts Co. ....................................        10,500
      300   Goodyear Tire & Rubber Co. ...........................         8,287
                                                                     -----------
                                                                          28,367
                                                                     -----------
            BANKS - NEW YORK CITY - 1.63%
    1,500   Bank of New York Co., Inc. ...........................        61,593
    6,800   Citigroup, Inc. ......................................       404,174
                                                                     -----------
                                                                         465,767
                                                                     -----------
            BANKS - OTHER - 1.83%
    3,500   Bank of America Corp. ................................       171,500
    2,000   First Union Corp. ....................................        63,750
    1,900   FleetBoston Financial Corp. ..........................        67,330
    1,000   Mellon Financial Corp. ...............................        32,124
    1,200   National City Corp. ..................................        20,400
      300   Providian Financial Corp. ............................        26,418
      300   Union Planters Corp. .................................         8,493
    3,300   Wells Fargo Co. ......................................       135,505
                                                                     -----------
                                                                         525,520
                                                                     -----------
            BANKS - REGIONAL - 1.97%
      800   AmSouth Bancorporation................................        11,650
    2,300   BankOne Corp. ........................................        70,150
      700   BBT Corp. ............................................        18,637
    1,700   Chase Manhattan Corp. ................................       122,505
      300   Comerica, Inc. .......................................        12,712
      600   Fifth Third Bancorp...................................        37,874
    2,000   Firstar Corp. ........................................        49,750
      500   Huntington Bancshares, Inc. ..........................         9,124
      900   KeyCorp...............................................        16,650
      500   Northern Trust Corp. .................................        32,062
      200   Old Kent Financial Corp. .............................         6,024
      600   PNC Bank Corp. .......................................        26,174
      400   Regions Financial Corp. ..............................         8,174
      300   SouthTrust Corp. .....................................         7,162
      300   State Street Corp. ...................................        29,062
      400   Summit Bancorporation.................................        10,149
      600   SunTrust Banks, Inc. .................................        30,449
      600   Synovus Financial Corp. ..............................        11,137
    1,500   U.S. Bancorp, Inc. ...................................        30,468
      400   Wachovia Corp. .......................................        25,074
                                                                     -----------
                                                                         564,987
                                                                     -----------

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            BEVERAGE -
            BREWERS/DISTRIBUTORS - 0.43%
      100   Adolph Coors Co., Class B.............................   $     5,100
      900   Anheuser-Busch Companies, Inc. .......................        63,505
      100   Brown-Forman Corp., Class B...........................         5,455
      900   Seagram Co., Ltd. ....................................        48,600
                                                                     -----------
                                                                         122,660
                                                                     -----------
            BEVERAGE - SOFT DRINKS - 1.27%
    5,000   Coca-Cola Co. ........................................       235,312
      900   Coca-Cola Enterprises, Inc. ..........................        19,180
    3,000   PepsiCo, Inc. ........................................       110,062
                                                                     -----------
                                                                         364,554
                                                                     -----------
            BROADCASTING - 1.58%
    1,500 * CBS Corp. ............................................        88,124
      700 * Clear Channel Communications, Inc. ...................        50,400
    1,900 * Comcast Corp., Class A................................        76,118
    1,200 * Media One Group, Inc. ................................        90,750
    1,000   US WEST, Inc. ........................................        71,187
    1,400 * Viacom, Inc., Class B.................................        76,124
                                                                     -----------
                                                                         452,703
                                                                     -----------
            BUILDING MATERIALS - 0.27%
      100   Armstrong World Industries., Inc. ....................         1,955
      800   Lowe's Companies, Inc. ...............................        39,600
      900   Masco Corp. ..........................................        20,193
      300   Sherwin-Williams Co. .................................         7,462
      200   Vulcan Materials Co. .................................         8,763
                                                                     -----------
                                                                          77,973
                                                                     -----------
            CHEMICAL - MAJOR - 0.70%
      400   Dow Chemical Co. .....................................        45,200
    2,100   E.I. du Pont de Nemours and Co. ......................        99,618
      200   Hercules, Inc. .......................................         3,112
      400   PPG Industries, Inc. .................................        21,750
      400   Rohm and Haas Co. ....................................        14,250
      300   Union Carbide Corp. ..................................        17,700
                                                                     -----------
                                                                         201,630
                                                                     -----------

--------------------------------------------------------------------------------

 April 30, 2000 (Unaudited)                                      9
                          STOCK INDEX FUND - CONTINUED

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            CHEMICAL - MISCELLANEOUS - 0.26%
      500   Air Products and Chemicals, Inc. .....................   $    15,530
      200   Eastman Chemical Co. .................................        10,462
      300   Ecolab, Inc. .........................................        11,718
      100 * FMC Corp. ............................................         5,818
      100   Great Lakes Chem Corp. ...............................         2,693
      100   Millipore Corp. ......................................         7,168
      300   Praxair, Inc. ........................................        13,330
      200   Sigma Aldrich Corp. ..................................         5,874
      100   W.R. Grace & Co. .....................................         1,300
                                                                     -----------
                                                                          73,893
                                                                     -----------
            CONGLOMERATES - 0.67%
      200   ITT Industries, Inc. .................................         6,312
      200   Loews Corp. ..........................................        11,025
      300   Textron, Inc. ........................................        18,581
    3,400   Tyco International, Ltd. .............................       156,188
                                                                     -----------
                                                                         192,106
                                                                     -----------
            CONSUMER FINANCE - 0.23%
      400   Capital One Financial Corp. ..........................        17,500
      300   Equifax, Inc. ........................................         7,331
    1,600   MBNA Corp. ...........................................        42,500
                                                                     -----------
                                                                          67,331
                                                                     -----------
            CONTAINERS - METAL/GLASS - 0.39%
      100   Ball Corp. ...........................................         3,150
      500   Corning, Inc. ........................................        98,750
      300   Crown Cork & Seal Co., Inc. ..........................         4,875
      100   Owens Corning.........................................         1,819
      300 * Owens-Illinois, Inc. .................................         4,050
                                                                     -----------
                                                                         112,644
                                                                     -----------
            CONTAINERS - PAPER - 0.08%
      100   Bemis Co., Inc. ......................................         3,681
      300 * Pactiv Corp. .........................................         2,456
      200 * Sealed Air Corp. .....................................        11,125
      100   Temple-Inland, Inc. ..................................         5,013
                                                                     -----------
                                                                          22,275
                                                                     -----------

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            COSMETICS/TOILETRIES - 0.39%
      100   Alberto-Culver Co., Class B...........................   $     2,363
      500   Avon Products, Inc. ..................................        20,750
    2,200   Gillette Co. .........................................        81,400
      200   International Flavors & Fragrances, Inc. .............         6,888
                                                                     -----------
                                                                         111,401
                                                                     -----------
            DRUGS - 6.29%
      300   Allergan, Inc. .......................................        17,663
      200 * ALZA Corp. ...........................................         8,813
    2,600   American Home Products Corp. .........................       146,088
    2,100 * Amgen, Inc. ..........................................       117,601
      100   Bausch & Lomb, Inc. ..................................         6,038
      300 * Biogen, Inc. .........................................        17,644
    4,000   Bristol Myers Squibb Co. .............................       209,750
    2,200   Eli Lilly and Co. ....................................       170,088
    4,700   Merck & Co., Inc. ....................................       326,650
    7,800   Pfizer, Inc. .........................................       328,575
    2,609   Pharmacia Corp. ......................................       130,287
    3,000   Schering-Plough Corp. ................................       120,938
    1,700   Warner-Lambert Co. ...................................       193,481
      200 * Watson Pharmaceuticals, Inc. .........................         8,988
                                                                     -----------
                                                                       1,802,604
                                                                     -----------
            ELECTRONIC EQUIPMENT - 4.07%
      400 * Cabletron Systems, Inc. ..............................         9,150
      900   Emerson Electric Co. .................................        49,388
    6,600   General Electric Co. .................................     1,037,850
      400   Molex, Inc. ..........................................        21,975
      100   National Service Industries, Inc. ....................         2,150
      300 * Teradyne, Inc. .......................................        33,000
      100   Thomas & Betts Corp. .................................         3,081
      200   W. W. Grainger, Inc. .................................         8,675
                                                                     -----------
                                                                       1,165,269
                                                                     -----------
            ELECTRONIC INSTRUMENTS - 0.04%
      100   Tektronix, Inc. ......................................         5,788
      300 * Thermo Electron Corp. ................................         5,813
                                                                     -----------
                                                                          11,601
                                                                     -----------

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            ENTERTAINMENT - 1.65%
    1,300   Carnival Corp., Class A...............................   $    32,338
      300 * Harrah's Entertainment, Inc. .........................         6,169
      400   Hasbro, Inc. .........................................         6,375
      900   Mattel, Inc. .........................................        11,025
    2,600   Time Warner, Inc. ....................................       233,838
    4,200   Walt Disney Co. ......................................       181,913
                                                                     -----------
                                                                         471,658
                                                                     -----------
            FINANCE COMPANIES - 0.26%
    1,500   Associates First Capital Corp. .......................        33,281
    1,000   Household International, Inc. ........................        41,750
                                                                     -----------
                                                                          75,031
                                                                     -----------
            FINANCIAL SERVICES - 0.64%
      900   American Express Co. .................................       135,056
      500   American General......................................        28,000
      200   Countrywide Credit Industries, Inc. ..................         5,525
      200   H & R Block, Inc. ....................................         8,363
      200   T. Rowe Price Associates, Inc. .......................         7,625
                                                                     -----------
                                                                         184,569
                                                                     -----------
            FOODS - 0.85%
    1,200   Archer Daniels Midland Co. ...........................        11,925
      600   BestFoods.............................................        30,150
      900   Campbell Soup Co. ....................................        23,400
    1,000   ConAgra, Inc. ........................................        18,875
      600   General Mills, Inc. ..................................        21,825
      700   H J Heinz Co. ........................................        23,800
      300   Hershey Foods Corp. ..................................        13,613
      800   Kellogg Co. ..........................................        19,550
      700   Nabisco Group Holdings Corp. .........................         9,013
      300   Quaker Oats Co. ......................................        19,556
      600   Ralston Purina Co. ...................................        10,613
    1,800   Sara Lee Corp. .......................................        27,000
      200   Wm. Wrigley Jr. Co. ..................................        14,476
                                                                     -----------
                                                                         243,796
                                                                     -----------
            FOOTWEAR - 0.10%
      600   NIKE, Inc., Class B...................................        26,063
      100 * Reebok International, Ltd. ...........................         1,700
                                                                     -----------
                                                                          27,763
                                                                     -----------

--------------------------------------------------------------------------------

 10                                     April 30, 2000 (Unaudited)
                          STOCK INDEX FUND - CONTINUED

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            FREIGHT - 0.09%
      600 * FDX Corp. ............................................   $    22,613
      100   Ryder System, Inc. ...................................         2,219
                                                                     -----------
                                                                          24,832
                                                                     -----------
            GOLD MINING - 0.08%
      800   Barrick Gold Corp. ...................................        13,450
      500 * Homestake Mining Co. .................................         3,000
      700   Placer Dome, Inc. ....................................         5,688
                                                                     -----------
                                                                          22,138
                                                                     -----------
            GOVERNMENT SPONSORED - 0.70%
    1,400   Federal Home Loan Mortgage Corp. .....................        64,313
    2,100   Federal National Mortgage Association.................       126,656
      300   SLM Holding Corp. ....................................         9,394
                                                                     -----------
                                                                         200,363
                                                                     -----------
            HARDWARE & TOOLS - 0.06%
      200   Black & Decker Corp. .................................         8,413
      100   Snap-on, Inc. ........................................         2,644
      200   Stanley Works.........................................         5,900
                                                                     -----------
                                                                          16,957
                                                                     -----------
            HEALTHCARE - 0.33%
      600   Cardinal Health, Inc. ................................        33,038
      200 * HCR Manor Care, Inc. .................................         2,388
      800 * HealthSouth Corp. ....................................         6,450
      300 * Humana, Inc. .........................................         2,306
      600   IMS Health, Inc. .....................................        10,238
      600   McKesson HBOC, Inc. ..................................        10,125
      200 * Quintiles Transnational Corp. ........................         2,863
      300   UnitedHealth Group, Inc. .............................        20,006
      100 * Wellpoint Health Networks, Inc. ......................         7,375
                                                                     -----------
                                                                          94,789
                                                                     -----------
            HEAVY DUTY TRUCKS/PARTS - 0.12%
      100   Cummins Engine Co., Inc. .............................         3,556
      300   Dana Corp. ...........................................         9,113
      100   Eaton Corp. ..........................................         8,400
      100 * Navistar International Corp. .........................         3,500
      200   PACCAR, Inc. .........................................         9,513
                                                                     -----------
                                                                          34,082
                                                                     -----------
            HOME BUILDERS - 0.02%
      100   Centex Corp. .........................................         2,413
      100   Kaufman & Broad Home Corp. ...........................         1,925
      100   Pulte Corp. ..........................................         2,150
                                                                     -----------
                                                                           6,488
                                                                     -----------

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            HOSPITAL MANAGEMENT - 0.18%
    1,100   Columbia/HCA Healthcare Corp. ........................   $    31,281
      100   Shared Medical Systems Corp. .........................         4,144
      600   Tenet Healthcare Corp. ...............................        15,300
                                                                     -----------
                                                                          50,725
                                                                     -----------
            HOSPITAL SUPPLIES - 1.98%
    3,100   Abbott Laboratories...................................       119,156
      600   Baxter International, Inc. ...........................        39,075
      500   Becton, Dickinson and Co. ............................        12,813
      200 * Biomet, Inc. .........................................         7,138
      800 * Boston Scientific Corp. ..............................        21,200
      100   C. R. Bard, Inc. .....................................         4,356
    2,800   Johnson & Johnson.....................................       231,000
      100   Mallinckrodt, Inc. ...................................         2,688
    2,400   Medtronic, Inc. ......................................       124,650
      200 * St. Jude Medical, Inc. ...............................         6,238
                                                                     -----------
                                                                         568,314
                                                                     -----------
            HOUSEHOLD PRODUCTS - 1.40%
      300 * Bed Bath & Beyond, Inc. ..............................        11,006
      500   Clorox Co. ...........................................        18,375
    1,200   Colgate-Palmolive Co. ................................        68,550
      800   Minnesota Mining & Manufacturing Co. .................        69,200
      600   Newell Rubbermaid, Inc. ..............................        15,113
    2,700   Procter & Gamble Co. .................................       160,988
      100   Tupperware Corp. .....................................         1,888
    1,200   Unilever NV...........................................        54,675
                                                                     -----------
                                                                         399,795
                                                                     -----------
            INFORMATION PROCESSING - 0.14%
      400 * Comverse Technology, Inc. ............................        35,675
      600 * Parametric Technology Corp. ..........................         4,894
                                                                     -----------
                                                                          40,569
                                                                     -----------
            INFORMATION PROCESSING -
            BUSINESS SOFTWARE - 4.64%
      500 * BMC Software, Inc. ...................................        23,406
      400 * Citrix Systems, Inc. .................................        24,425
   10,500 * Microsoft Corp. ......................................       732,375
    5,700 * Oracle Corp. .........................................       455,644
      500 * Peoplesoft, Inc. .....................................         6,969
      800 * Veritas Software Corp. ...............................        85,813
                                                                     -----------
                                                                       1,328,632
                                                                     -----------

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            INFORMATION PROCESSING -
            COMPUTER HARDWARE - 2.68%
      200 * Adaptec, Inc. ........................................   $     5,400
      300 * Apple Computer, Inc. .................................        37,219
    3,400   Compaq Computer Corp. ................................        99,450
    5,200 * Dell Computer Corp. ..................................       260,650
      600 * Gateway, Inc. ........................................        33,150
      300 * Lexmark International Group, Inc. ....................        35,400
      400 * Silicon Graphics, Inc. ...............................         2,875
    3,200 * Sun Microsystems, Inc. ...............................       294,200
                                                                     -----------
                                                                         768,344
                                                                     -----------
            INFORMATION PROCESSING -
            COMPUTER SERVICES - 1.69%
    4,600   America Online, Inc. .................................       275,138
    1,300   Automatic Data Processing, Inc. ......................        69,956
      300 * Ceridian Corp. .......................................         6,506
    1,000   Electronic Data Systems Corp. ........................        68,750
      800   First Data Corp. .....................................        38,950
      500   Paychex, Inc. ........................................        26,313
                                                                     -----------
                                                                         485,613
                                                                     -----------
            INFORMATION PROCESSING -
            DATA SERVICES - 5.16%
      200   Adobe Systems, Inc. ..................................        24,188
      100   Autodesk, Inc. .......................................         3,838
    1,400 * Cendant Corp. ........................................        21,612
    1,200   Computer Associates International, Inc. ..............        66,975
      300 * Computer Sciences Corp. ..............................        24,469
      700 * Compuware Corp. ......................................         8,794
    2,100 * EMC Corp. ............................................       291,769
    2,000   Hewlett Packard Co. ..................................       270,000
    3,700   International Business Machines.......................       413,014
      200 * NCR Corp. ............................................         7,725
      600 * Network Appliance, Inc. ..............................        44,363
      700 * Novell, Inc. .........................................        13,738
      500   Pitney Bowes, Inc. ...................................        20,438
      400 * Seagate Technology, Inc. .............................        20,325
    1,200 * Solectron Corp. ......................................        56,175
      600 * Unisys Corp. .........................................        13,913
    1,300   Xerox Corp. ..........................................        34,369
    1,100 * Yahoo!, Inc. .........................................       143,275
                                                                     -----------
                                                                       1,478,980
                                                                     -----------

--------------------------------------------------------------------------------

 April 30, 2000 (Unaudited)                                     11
                          STOCK INDEX FUND - CONTINUED

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            INFORMATION PROCESSING -
            NETWORKING - 3.43%
      700 * 3Com Corp. ...........................................   $    27,606
   13,800 * Cisco Systems, Inc. ..................................       956,728
                                                                     -----------
                                                                         984,334
                                                                     -----------
            INSURANCE - CASUALTY - 0.20%
      400   Chubb Corp. ..........................................        25,450
      100   Progressive Corp. ....................................         6,544
      300   SAFECO Corp. .........................................         6,638
      500   St. Paul Companies, Inc. .............................        17,813
                                                                     -----------
                                                                          56,445
                                                                     -----------
            INSURANCE - LIFE - 0.20%
      300   Aetna, Inc. ..........................................        17,363
      700   Conseco, Inc. ........................................         3,806
      200   Jefferson-Pilot Corp. ................................        13,313
      400   Lincoln National Corp. ...............................        13,925
      300   Torchmark Corp. ......................................         7,519
                                                                     -----------
                                                                          55,926
                                                                     -----------
            INSURANCE - MISCELLANEOUS - 0.07%
      200   MBIA, Inc. ...........................................         9,888
      200   MGIC Investment Corp. ................................         9,563
                                                                     -----------
                                                                          19,451
                                                                     -----------
            INSURANCE - MULTILINE - 1.85%
      500   AFLAC, Inc. ..........................................        24,406
    1,600   Allstate Corp. .......................................        37,800
    3,100   American International Group, Inc. ...................       340,031
      500   Aon Corp. ............................................        13,531
      300   CIGNA Corp. ..........................................        23,925
      300   Cincinnati Financial Corp. ...........................        12,094
      400   Hartford Financial
            Services Group, Inc. .................................        20,875
      500   Marsh & McLennan Companies, Inc. .....................        49,281
      500   UnumProvident Corp. ..................................         8,500
                                                                     -----------
                                                                         530,443
                                                                     -----------
            LEISURE TIME - 0.16%
      200   Brunswick Corp. ......................................         3,838
      600   Harley-Davidson, Inc. ................................        23,887
      400 * Mirage Resorts, Inc. .................................         8,150
      299   Sabre Holdings Corp. .................................        10,447
                                                                     -----------
                                                                          46,322
                                                                     -----------

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            LODGING - 0.08%
      700   Hilton Hotels Corp. ..................................   $     5,950
      500   Marriott International, Inc. .........................        16,000
                                                                     -----------
                                                                          21,950
                                                                     -----------
            MACHINE TOOLS - 0.01%
      100   Milacron, Inc. .......................................         1,825
                                                                     -----------
            MACHINERY - AGRICULTURE - 0.07%
      500   Deere & Co. ..........................................        20,188
                                                                     -----------
            MACHINERY - CONSTRUCTION &
            CONTRACTS - 0.12%
      700   Caterpillar, Inc. ....................................        27,606
      200   Fluor Corp. ..........................................         6,713
                                                                     -----------
                                                                          34,319
                                                                     -----------
            MACHINERY -
            INDUSTRIAL/SPECIALTY - 0.38%
      200   Cooper Industries, Inc. ..............................         6,863
      400   Dover Corp. ..........................................        20,325
      600   Illinois Tool Works, Inc. ............................        38,438
      300   Ingersoll-Rand Co. ...................................        14,081
      200   Johnson Controls, Inc. ...............................        12,663
      300   Pall Corp. ...........................................         6,694
      200   Parker Hannifin Corp. ................................         9,300
      100   Timken Co. ...........................................         1,850
                                                                     -----------
                                                                         110,214
                                                                     -----------
            MEDICAL TECHNOLOGY - 0.20%
      600 * Guidant Corp. ........................................        34,425
      400   PE Corp. - PE Biosystems Group........................        24,000
                                                                     -----------
                                                                          58,425
                                                                     -----------
            MERCHANDISE - DRUG - 0.33%
      800   CVS Corp. ............................................        34,800
      100   Longs Drug Stores Corp. ..............................         2,325
      500 * Rite Aid Corp. .......................................         2,500
    2,000   Walgreen Co. .........................................        56,250
                                                                     -----------
                                                                          95,875
                                                                     -----------
            MERCHANDISE - SPECIALTY - 2.03%
      100   American Greetings Corp., Class A.....................         1,813
      400 * Best Buy Co., Inc. ...................................        32,300
      400   Circuit City Stores, Inc. ............................        23,525
      200 * Consolidated Stores Corp. ............................         2,488
      900 * Costco Wholesale Corp. ...............................        48,656

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            MERCHANDISE - SPECIALTY - Continued
      500   Dollar General Corp. .................................   $    11,438
      300   Fortune Brands, Inc. .................................         7,500
    1,700   Gap, Inc. ............................................        62,475
    4,700   Home Depot, Inc. .....................................       263,494
      300   Ikon Office Solutions, Inc. ..........................         1,763
      100   Jostens, Inc. ........................................         2,469
      600 * Kohls Corp. ..........................................        28,800
      400   Limited, Inc. ........................................        18,075
      300   Nordstrom, Inc. ......................................         8,344
      700 * Office Depot, Inc. ...................................         7,394
    1,000 * Staples, Inc. ........................................        19,063
      400   Tandy Corp. ..........................................        22,800
      600   TJX Companies, Inc. ..................................        11,513
      500 * Toys "R" Us, Inc. ....................................         7,625
                                                                     -----------
                                                                         581,535
                                                                     -----------
            MERCHANDISING - DEPARTMENT - 0.33%
      200   Dillards, Inc., Class A...............................         2,788
      400 * Federated Deptartment Stores, Inc. ...................        13,600
      700   May Department Stores Co. ............................        19,250
      900   Target Corp. .........................................        59,906
                                                                     -----------
                                                                          95,544
                                                                     -----------
            MERCHANDISING - FOOD - 0.50%
      900   Albertson's, Inc. ....................................        29,306
      100   Great Atlantic & Pacific Tea Co., Inc. ...............         1,831
    1,700 * Kroger Co. ...........................................        31,556
    1,000 * Safeway, Inc. ........................................        44,125
      300   Supervalu, Inc. ......................................         6,206
      700   SYSCO Corp. ..........................................        26,338
      300   Winn-Dixie Stores, Inc. ..............................         4,969
                                                                     -----------
                                                                         144,331
                                                                     -----------
            MERCHANDISING - MASS - 1.89%
      500   J.C. Penney Co., Inc. ................................         6,906
    1,000 * KMart Corp. ..........................................         8,125
      800   Sears Roebuck and Co. ................................        29,300
    9,000   Wal-Mart Stores, Inc. ................................       498,375
                                                                     -----------
                                                                         542,706
                                                                     -----------
            METALS - ALUMINUM - 0.23%
      400   Alcan Aluminium, Ltd. ................................        13,100
      700   Alcoa, Inc. ..........................................        45,413
      100   Reynolds Metals Co. ..................................         6,650
                                                                     -----------
                                                                          65,163
                                                                     -----------

--------------------------------------------------------------------------------

 12                                     April 30, 2000 (Unaudited)
                          STOCK INDEX FUND - CONTINUED

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            METALS - COPPER - 0.06%
      300   Newmont Mining Corp. .................................   $     7,031
      200   Phelps Dodge Corp. ...................................         9,250
                                                                     -----------
                                                                          16,281
                                                                     -----------
            METALS - MISCELLANEOUS - 0.05%
      300   Engelhard Corp. ......................................         5,269
      300 * Freeport-McMoRan Copper & Gold, Inc., Class B.........         2,888
      400 * Inco, Ltd. ...........................................         6,250
                                                                     -----------
                                                                          14,407
                                                                     -----------
            METALS - STEEL - 0.08%
      200   Allegheny Technologies, Inc. .........................         4,838
      300 * Bethlehem Steel Corp. ................................         1,613
      200   Nucor Corp. ..........................................         8,600
      200   USX-US Steel Group, Inc. .............................         5,013
      200   Worthington Industries, Inc. .........................         2,475
                                                                     -----------
                                                                          22,539
                                                                     -----------
            MULTIMEDIA - 0.01%
      100   Meredith Corp. .......................................         2,781
                                                                     -----------
            NATURAL GAS - DIVERSIFIED - 0.17%
      400   Coastal Corp. ........................................        20,075
      100   Eastern Enterprises...................................         6,088
      500   El Paso Energy Corp. .................................        21,250
                                                                     -----------
                                                                          47,413
                                                                     -----------
            OIL - INTEGRATED DOMESTIC - 0.50%
      200   Amerada Hess Corp. ...................................        12,725
      100   Ashland Oil, Inc. ....................................         3,413
      400   Burlington Resources, Inc. ...........................        15,725
    1,300   Conoco, Inc., Class B.................................        32,338
      200   Kerr-McGee Corp. .....................................        10,350
      700   Occidental Petroleum Corp. ...........................        15,006
      500   Phillips Petroleum Co. ...............................        23,719
      500   Unocal Corp. .........................................        16,156
      600   USX-Marathon Group....................................        13,988
                                                                     -----------
                                                                         143,420
                                                                     -----------
            OIL - INTEGRATED INTERNATIONAL - 3.33%
    1,300   Chevron Corp. ........................................       110,663
    7,000   Exxon Mobil Corp. ....................................       543,813
    4,300 * Royal Dutch Petroleum Co. ............................       246,713
    1,100   Texaco, Inc. .........................................        54,450
                                                                     -----------
                                                                         955,639
                                                                     -----------

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            OIL - SERVICES - 0.53%
      700   Baker Hughes, Inc. ...................................   $    22,269
      900   Halliburton Co. ......................................        39,769
      100   McDermott International, Inc. ........................           813
      200 * Rowan Companies, Inc. ................................         5,588
    1,100   Schlumberger, Ltd. ...................................        84,219
                                                                     -----------
                                                                         152,658
                                                                     -----------
            OIL/GAS PRODUCERS - 0.20%
      300   Anadarko Petroleum Corp. .............................        13,031
      200   Apache Corp. .........................................         9,688
      200   Sunoco, Inc. .........................................         6,063
      400   Transocean Sedco Forex, Inc. .........................        18,800
      500   Union Pacific Resources Group, Inc. ..................         9,594
                                                                     -----------
                                                                          57,176
                                                                     -----------
            PAPER/FOREST PRODUCTS - 0.69%
      200   Avery Dennison Corp. .................................        13,125
      100   Boise Cascade Corp. ..................................         3,256
      200   Champion International Corp. .........................        13,150
      400   Fort James Corp. .....................................         9,575
      300   Georgia-Pacific Corp. ................................        11,025
      800   International Paper Co. ..............................        29,400
    1,100   Kimberly-Clark Corp. .................................        63,869
      200   Louisiana Pacific Corp. ..............................         2,675
      200   Mead Corp. ...........................................         6,963
      100   Potlatch Corp. .......................................         3,944
      200   Westvaco Corp. .......................................         6,175
      500   Weyerhaeuser Co. .....................................        26,719
      200   Willamette Industries, Inc. ..........................         7,638
                                                                     -----------
                                                                         197,514
                                                                     -----------
            PHOTOGRAPHY - 0.12%
      600   Eastman Kodak Co. ....................................        33,563
      100   Polaroid Corp. .......................................         2,019
                                                                     -----------
                                                                          35,582
                                                                     -----------
            POLLUTION CONTROL - 0.08%
      400 * Allied Waste Industries, Inc. ........................         2,450
    1,300 * Waste Management, Inc. ...............................        20,638
                                                                     -----------
                                                                          23,088
                                                                     -----------

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            PUBLISHING - NEWS - 0.36%
      200   Dow Jones & Co., Inc. ................................   $    12,975
      600   Gannett Co., Inc. ....................................        38,325
      200   Knight-Ridder, Inc. ..................................         9,813
      300   New York Times Co., Class A...........................        12,356
      100   Times Mirror Co. .....................................         9,756
      500   Tribune Co. ..........................................        19,438
                                                                     -----------
                                                                         102,663
                                                                     -----------
            PUBLISHING/PRINTING - 0.15%
      100   Deluxe Corp. .........................................         2,519
      300   Dun & Bradstreet Corp. ...............................         9,038
      100   Harcourt General, Inc. ...............................         3,738
      400   McGraw-Hill, Inc. ....................................        21,000
      300   R. R. Donnelley and Sons Co. .........................         6,375
                                                                     -----------
                                                                          42,670
                                                                     -----------
            RAILROAD - 0.28%
      900   Burlington Northern Santa Fe Corp. ...................        21,713
      400   CSX Corp. ............................................         8,375
      200   Kansas City Southern Industies, Inc. .................        14,375
      800   Norfolk Southern Corp. ...............................        14,100
      500   Union Pacific Corp. ..................................        21,063
                                                                     -----------
                                                                          79,626
                                                                     -----------
            RESTAURANTS - 0.43%
      300   Darden Restaurants, Inc. .............................         5,531
    2,700   McDonald's Corp. .....................................       102,938
      300 * Tricon Global Restaurants, Inc. ......................        10,238
      200   Wendy's International, Inc. ..........................         4,475
                                                                     -----------
                                                                         123,182
                                                                     -----------
            SAVINGS & LOAN - 0.14%
      300   Golden West Financial Corp. ..........................        10,238
    1,200   Washington Mutual, Inc. ..............................        30,675
                                                                     -----------
                                                                          40,913
                                                                     -----------
            SECURITIES RELATED - 1.53%
      200   Bear Stearns Co., Inc. ...............................         8,575
    1,700   Charles Schwab Corp. .................................        75,650
      500   Franklin Resources, Inc. .............................        16,125
      400   J. P. Morgan & Co., Inc. .............................        51,350
      200   Lehman Brothers Holdings, Inc. .......................        16,413
      800   Merrill Lynch & Co., Inc. ............................        81,550
    2,300   Morgan Stanley Dean Witter & Co. .....................       176,525
      300   Paine Webber Group, Inc. .............................        13,163
                                                                     -----------
                                                                         439,351
                                                                     -----------

--------------------------------------------------------------------------------

 April 30, 2000 (Unaudited)                                     13
                          STOCK INDEX FUND - CONTINUED

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            SEMICONDUCTOR EQUIPMENT - 0.67%
    1,600 * Applied Materials, Inc. ..............................   $   162,900
      400 * KLA-Tencor Corp. .....................................        29,950
                                                                     -----------
                                                                         192,850
                                                                     -----------
            SEMICONDUCTORS - 5.79%
      300 * Advanced Micro Devices, Inc. .........................        26,325
      386 * Altera Corp. .........................................        39,469
      700 * Analog Devices, Inc. .................................        53,769
      400 * Conexant Systems, Inc. ...............................        23,950
    6,800   Intel Corp. ..........................................       862,325
      600   Linear Technology Corp. ..............................        34,275
      600 * LSI Logic Corp. ......................................        37,500
      500 * Micron Technology, Inc. ..............................        69,625
    1,400   Motorola, Inc. .......................................       166,687
      300 * National Semiconductor Corp. .........................        18,225
      400   Rockwell International Corp. .........................        15,750
    1,600   Texas Instruments, Inc. ..............................       260,600
      700 * Xilinx, Inc. .........................................        51,275
                                                                     -----------
                                                                       1,659,775
                                                                     -----------
            TELECOMMUNICATIONS - 6.09%
      600 * ADC Communications, Inc. .............................        36,450
      600   ALLTEL Corp. .........................................        39,975
      200 * Andrew Corp. .........................................         5,888
    6,500   AT&T Corp. ...........................................       303,469
      300   CenturyTel, Inc. .....................................         7,350
    1,500 * Global Crossing, Ltd. ................................        47,250
    6,500   Lucent Technologies, Inc. ............................       404,219
    5,800 * MCI Worldcom, Inc. ...................................       263,538
      700 * Nextel Communications, Inc., Class A..................        76,606
    2,900   Nortel Networks Corp. ................................       328,425
    1,500 * QUALCOMM, Inc. .......................................       162,656
      400   Scientific-Atlanta, Inc. .............................        26,025
      800 * Tellabs, Inc. ........................................        43,850
                                                                     -----------
                                                                       1,745,701
                                                                     -----------
            TEXTILE - PRODUCTS - 0.03%
      100   Russell Corp. ........................................         1,963
      200   V. F. Corp. ..........................................         5,650
                                                                     -----------
                                                                           7,613
                                                                     -----------
            TOBACCO - 0.38%
    4,800   Philip Morris Companies, Inc. ........................       105,000
      300   UST, Inc. ............................................         4,500
                                                                     -----------
                                                                         109,500
                                                                     -----------

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            UTILITIES - COMMUNICATION - 3.53%
    3,100   Bell Atlantic Corp. ..................................   $   183,675
    3,800   BellSouth Corp. ......................................       185,013
    2,000   GTE Corp. ............................................       135,500
    6,900   SBC Communications, Inc. .............................       302,306
    1,800 * Sprint Corp. - FON Group..............................       110,700
    1,700   Sprint Corp. - PCS Group..............................        93,500
                                                                     -----------
                                                                       1,010,694
                                                                     -----------
            UTILITIES - ELECTRIC - 1.52%
      400 * AES Corp. ............................................        35,975
      300   Ameren Corp. .........................................        11,006
      400   American Electric Power, Inc. ........................        14,650
      300   Carolina Power & Light Co. ...........................        10,969
      400   Central & South West Corp. ...........................         8,675
      300   Cinergy Corp. ........................................         8,025
      200   CMS Energy Corp. .....................................         3,800
      400   Consolidated Edison, Inc. ............................        14,075
      300   Constellation Energy Group, Inc. .....................         9,919
      500   Dominion Resources, Inc. .............................        22,495
      300   DTE Energy Co. .......................................         9,788
      700   Duke Energy Corp. ....................................        40,250
      700   Edison International, Inc. ...........................        13,344
      500   Entergy Corp. ........................................        12,719
      500   FirstEnergy Corp. ....................................        12,719
      200   Florida Progress Corp. ...............................         9,800
      400   FPL Group, Inc. ......................................        18,075
      300   GPU, Inc. ............................................         8,419
      200   New Century Energies, Inc. ...........................         6,525
      400 * Niagara Mohawk Holdings, Inc. ........................         5,550
      300   Northern States Power Co. ............................         6,544
      800   PG&E Corp. ...........................................        20,750
      400   Peco Energy Co. ......................................        16,675
      200   Pinnacle West Capital Corp. ..........................         7,025
      300   PPL Corp. ............................................         7,162
      400   Public Service Enterprise Group, Inc. ................        14,350
      600   Reliant Energy, Inc. .................................        15,974
    1,400   Southern Co. .........................................        34,913
      600   Texas Utilities Co. ..................................        20,213
      400   Unicom Corp. .........................................        15,900
                                                                     -----------
                                                                         436,284
                                                                     -----------
            UTILITIES - GAS, DISTRIBUTION - 0.05%
      100   NICOR, Inc. ..........................................         3,388
      300   Tosco Corp. ..........................................         9,619
                                                                     -----------
                                                                          13,007
                                                                     -----------

   NUMBER                                                             MARKET
 OF SHARES                                                             VALUE

-------------------------------------------------------------------------------
            UTILITIES - GAS, PIPELINE - 0.58%
        200 Columbia Energy Group................................   $    12,550
      1,500 Enron Corp. .........................................       104,531
        100 ONEOK, Inc. .........................................         2,525
        100 Peoples Energy Corp. ................................         3,106
        400 Sempra Energy........................................         7,425
        900 Williams Companies, Inc. ............................        33,581
                                                                    -----------
                                                                        163,718
                                                                    -----------
            TOTAL COMMON STOCK
            (Cost $22,350,613)...................................    24,944,472
                                                                    -----------
    PAR
   VALUE
 ----------
            UNITED STATES GOVERNMENT -
            SHORT-TERM - 0.99%
            U. S. TREASURY BILLS - 0.99%
            United States Treasury Bills:
 $   75,000  5.60% due 05/11/00..................................        74,883
     25,000  5.53% due 06/22/00..................................        24,800
    175,000  5.50% due 05/11/00..................................       174,731
     10,000  5.40% due 06/22/00..................................         9,922
                                                                    -----------
                                                                        284,336
                                                                    -----------
            UNITED STATES GOVERNMENT -
            SHORT-TERM
            (Cost $284,336)......................................       284,336
                                                                    -----------
            CORPORATE SHORT-TERM -
            REPURCHASE AGREEMENT - 12.20%
  3,496,000 BANKS - OTHER - 12.20%
            State Street Bank Repurchase Agreement,
            5.62%, dated 04/28/00, to be repurchased
            at $3,497,637 on 05/01/00, collateralized by U.S.
            Treasury Bonds, 8.00%, 11/15/21, with
            a par value of $2,925,000 (Cost $3,496,000)..........     3,496,000
                                                                    -----------
            TOTAL CORPORATE SHORT-TERM -
            REPURCHASE AGREEMENT
            (Cost $3,496,000)....................................     3,496,000
                                                                    -----------
            TOTAL INVESTMENTS
            (Cost $26,130,949) - 100.24%.........................   $28,724,808
                                                                    -----------

            * Non-income producing

--------------------------------------------------------------------------------

 14                                     April 30, 2000 (Unaudited)
                          STOCK INDEX FUND - CONTINUED

                                           UNREALIZED
 CONTRACTS                                APPRECIATION

----------------------------------------------------------
        FUTURES CONTRACTS PURCHASED(1)
        (Delivery month/Value at 04/30/00)
  10(2)   S&P 500 Index Futures
          (June/$1,460.00).............         $34,475
                                                -------
 (1) U.S. Treasury Bills with a market value of
     approximately $285,000 were maintained in a
     segregated account with a portion placed as
     collateral for futures contracts.
 (2) Per 250.




SEE NOTES TO FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
ASSETS:
Investments, at market (Cost $26,130,949).......................... $28,724,808
Receivables for:
 Fund shares sold..................................................     374,268
 Dividends and interest............................................      21,234
Other assets.......................................................      11,510
                                                                    -----------
TOTAL ASSETS.......................................................  29,131,820
                                                                    -----------
LIABILITIES:
Payable for fund shares redeemed...................................     332,270
Payable to affiliates:
 Advisory fees.....................................................      12,301
 Distribution fees for Class A & B.................................      18,567
 Other.............................................................      86,439
Accrued expenses and other liabilities.............................      25,428
                                                                    -----------
TOTAL LIABILITIES..................................................     475,005
                                                                    -----------
NET ASSETS......................................................... $28,656,815
                                                                    -----------


--------------------------------------------------------------------------------

NET ASSETS REPRESENTED BY:
Shares of beneficial interest, $.01 par value per share,
unlimited shares authorized,
2,219,945 shares outstanding................................... $    22,199
Additional paid in capital.....................................  25,921,384
Undistributed net realized gain on securities..................      82,781
Undistributed net investment income............................       2,117
Unrealized appreciation of:
 Investments........................................ $2,593,859
 Futures contracts..................................     34,475   2,628,334
                                                     ---------- -----------
NET ASSETS APPLICABLE
TO SHARES OUTSTANDING.......................................... $28,656,815
                                                                -----------

--------------------------------------------------------------------------------
 COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
 Net asset value and redemption price per Class A
 share ($7,428,755 divided by 572,568 shares).....................    $12.97
                                                                      ------
 Offering price per Class A share (100/94.25 of $12.97)*..........    $13.76
                                                                      ------
 Net asset value and offering price per Class B
 share ($21,228,060 divided by 1,647,377 shares)**................    $12.89
                                                                      ------
 *  Offering price includes sales charge of 5.75%. The sales charge is reduced for purchases of $25,000 and over.
 ** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

--------------------------------------------------------------------------------

                                                                15
                    STOCK INDEX FUND (Unaudited) - CONTINUED
STATEMENT OF OPERATIONS
For the Six Months Ended April 30, 2000

INVESTMENT INCOME:
Dividends (net of foreign withholding tax of $151)...............  $  124,292
Interest.........................................................      93,723
                                                                   ----------
 Total investment income.........................................     218,015
                                                                   ----------
EXPENSES:
Advisory fees....................................................      33,489
Transfer agent fees..............................................      39,184
Custodian fees...................................................      15,522
Distribution fees:
 Class A.........................................................       8,273
 Class B.........................................................      90,939
Registration and filing fees.....................................      14,040
Audit fees and tax services......................................       5,202
Accounting services..............................................       3,721
Trustees' fees and expenses......................................       2,584
Report to shareholders...........................................       2,870
Miscellaneous....................................................       7,123
                                                                   ----------
 Total expenses..................................................     222,947
 Expense reimbursement (see Note 3)..............................     (52,792)
                                                                   ----------
 Net expenses....................................................     170,155
                                                                   ----------
NET INVESTMENT INCOME............................................      47,860
                                                                   ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON SECURITIES:
 Net realized gain on securities.................................     185,010
Net unrealized appreciation (depreciation) of
securities during the period:
 Investments.......................................... $1,223,035
 Futures contracts....................................    (67,742)  1,155,293
                                                       ----------  ----------
  Net realized and unrealized gain on securities during the
  period.........................................................   1,340,303
                                                                   ----------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.................  $1,388,163
                                                                   ----------

STATEMENT OF CHANGES IN NET ASSETS

                                         For the Six       For the
                                         Months Ended     Year Ended
                                        April 30, 2000 October 31, 1999
                                        --------------------------------
OPERATIONS:
Net investment income.................   $    47,860     $    68,733
Net realized gain on securities.......       185,010          54,301
Net unrealized appreciation of
securities during the period..........     1,155,293       1,473,041
                                        --------------------------------
 Increase in net assets resulting from
 operations...........................     1,388,163       1,596,075
                                        --------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
 Class A..............................       (30,717)        (41,597)
 Class B..............................       (17,043)        (25,119)
                                        --------------------------------
  Total distributions to shareholders
  from net investment income..........       (47,760)        (66,716)
                                        --------------------------------
Net realized gain on securities
 Class A..............................       (42,200)              -
 Class B..............................      (114,330)              -
                                        --------------------------------
  Total distributions to shareholders
  from net realized gain on
  securities..........................      (156,530)              -
                                        --------------------------------
Decrease in net assets resulting from
distributions to shareholders.........      (204,290)        (66,716)
                                        --------------------------------
SHARE TRANSACTIONS:
Net increase in net assets resulting
from share transactions
 Class A..............................     1,470,142       5,005,041
 Class B..............................     5,328,547      14,134,853
                                        --------------------------------
Total increase in net assets resulting
from share transactions...............     6,798,689      19,139,894
                                        --------------------------------
TOTAL INCREASE IN NET ASSETS..........     7,982,562      20,669,253

NET ASSETS:
 Beginning of year....................    20,674,253           5,000
                                        --------------------------------
 End of period (including
 undistributed net
 investment income of $2,117 and
 $2,017)..............................   $28,656,815     $20,674,253
                                        --------------------------------

--------------------------------------------------------------------------------

 CHANGE IN SHARES                 Class A                                      Class B
 OUTSTANDING       ----------------------------------------  ----------------------------------------------
                      For the Six            For the              For the Six              For the
                      Months Ended          Year Ended           Months Ended             Year Ended
                     April 30, 2000      October 31, 1999       April 30, 2000         October 31, 1999
                   -------------------  -------------------  ----------------------  ----------------------
                   Shares     Amount    Shares     Amount     Shares      Amount      Shares      Amount
                   -------------------  -------------------  ----------------------  ----------------------
 Shares sold.....  127,405  $1,626,424  463,951  $5,084,388    563,852  $ 7,148,168  1,247,810  $14,353,724
 Shares issued
 for
 distributions
 reinvested......    5,643      72,762    3,454      41,504     10,232      130,698      2,069       24,958
 Shares
 repurchased.....  (17,952)   (229,044) (10,183)   (120,851)  (156,023)  (1,950,319)   (20,813)    (243,829)
                   -------------------  -------------------  ----------------------  ----------------------
 Increase in
 shares
 outstanding.....  115,096   1,470,142  457,222   5,005,041    418,061    5,328,547  1,229,066   14,134,853
 Shares
 outstanding:
 Beginning of
 period..........  457,472   5,007,541      250       2,500  1,229,316   14,137,353        250        2,500
                   -------------------  -------------------  ----------------------  ----------------------
 End of period...  572,568  $6,477,683  457,472  $5,007,541  1,647,377  $19,465,900  1,229,316  $14,137,353
                   -------------------  -------------------  ----------------------  ----------------------

SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

 16                                     April 30, 2000 (Unaudited)
                               MID CAP INDEX FUND

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            SCHEDULE OF INVESTMENTS
            COMMON STOCK - 90.22%

            ADVERTISING - 0.59%
      700   Harte-Hanks, Inc. ....................................   $    17,324
    1,200 * Westwood One, Inc. ...................................        42,450
                                                                     -----------
                                                                          59,774
                                                                     -----------
            AEROSPACE/DEFENSE - 1.13%
    1,400 * SCI Systems, Inc. ....................................        74,549
      100 * Sequa Corp., Class A..................................         4,925
      400   Teleflex, Inc. .......................................        13,825
      500 * Titan Corp. ..........................................        21,469
                                                                     -----------
                                                                         114,768
                                                                     -----------
            AIRLINES - 0.08%
      300 * Alaska Air Group, Inc. ...............................         8,625
                                                                     -----------
            APPAREL & PRODUCTS - 1.32%
    1,000 * Abercrombie and Fitch Co. ............................        11,000
      500 * American Eagle Outfitters, Inc. ......................         8,500
    1,700   Cintas Corp. .........................................        67,362
      500   Claire's Stores, Inc. ................................         9,219
      300 * Land's End, Inc. .....................................        12,694
      900   Ross Stores, Inc. ....................................        18,675
      600   Warnaco Group, Inc., Class A..........................         6,375
                                                                     -----------
                                                                         133,825
                                                                     -----------
            APPLIANCES/FURNISHINGS - 0.41%
      500 * Furniture Brands International, Inc. .................         9,343
      800   Herman Miller, Inc. ..................................        21,900
      400   Lancaster Colony Corp. ...............................        10,500
                                                                     -----------
                                                                          41,743
                                                                     -----------
            AUTO - CARS - 0.09%
      600   Meritor Automotive, Inc. .............................         9,000
                                                                     -----------
            AUTO - ORIGINAL EQUIPMENT - 0.84%
      300   Arvin Industries, Inc. ...............................         6,524
      300   Carlisle Cos., Inc. ..................................        12,356
      500   Donaldson Co., Inc. ..................................        11,625
      700   Federal-Mogul Corp. ..................................         9,494
      700 * Lear Corp. ...........................................        20,956
      400   Mark IV Industries, Inc. .............................         8,475
      300   Modine Manufacturing Co. .............................         6,619
      300   Superior Industries International, Inc. ..............         9,656
                                                                     -----------
                                                                          85,705
                                                                     -----------

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            AUTO - REPLACEMENT PARTS - 0.39%
      300   Kaydon Corp. .........................................   $     7,012
      300 * SPX Corp. ............................................        32,963
                                                                     -----------
                                                                          39,975
                                                                     -----------
            BANKS - OTHER - 0.39%
    1,300   First Tennessee National Corp. .......................        24,700
    2,200   Sovereign Bancorp, Inc. ..............................        15,124
                                                                     -----------
                                                                          39,824
                                                                     -----------
            BANKS - REGIONAL - 4.02%
      600   Associated Banc-Corp. ................................        15,337
      400   CCB Financial Corp. ..................................        15,825
      500   City National Corp. ..................................        18,406
    1,100   Compass Bancshares, Inc. .............................        20,350
    2,000   First Security Corp. .................................        28,250
      500   First Virginia Banks, Inc. ...........................        18,250
      900   FirstMerit Corp. .....................................        14,738
    1,100   GreenPoint Financial Corp. ...........................        20,488
    1,600   Hibernia Corp., Class A...............................        17,000
    1,100   Marshall & Ilsley Corp. ..............................        51,081
      700   Mercantile Bankshares Corp. ..........................        19,950
    1,100   National Commerce Bancorp. ...........................        18,081
    1,800   North Fork Bancorporation, Inc. ......................        29,138
      800   Pacific Century Financial Corp. ......................        16,450
      500   Provident Financial Group, Inc. ......................        14,656
      800   TCF Financial Corp. ..................................        18,700
      500   Webster Financial Corp. ..............................        10,688
      400   Westamerica Bankcorporation...........................        10,025
      300   Wilmington Trust Corp. ...............................        13,838
      900   Zions Bancorporation..................................        37,350
                                                                     -----------
                                                                         408,601
                                                                     -----------
            BEVERAGE - SOFT DRINKS - 0.16%
    1,400   Whitman Corp. ........................................        16,013
                                                                     -----------
            BROADCASTING - 1.95%
    1,200   A.H. Belo Corp. ......................................        20,024
      309 * Chris-Craft Industries, Inc. .........................        18,984
      500 * Hispanic Broadcasting Corp., Class A..................        50,531
    1,000 * Univision Communications, Inc. .......................       109,250
                                                                     -----------
                                                                         198,789
                                                                     -----------

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            BUILDING MATERIALS - 1.18%
      400   Fastenal Co. .........................................   $    23,374
      600   Hon Industries, Inc. .................................        14,963
      500   Martin Marietta Materials, Inc. ......................        26,500
    1,100   RPM, Inc. ............................................        11,138
      400   Southdown, Inc. ......................................        23,250
      500   USG Corp. ............................................        20,875
                                                                     -----------
                                                                         120,100
                                                                     -----------
            CHEMICAL - MAJOR - 0.37%
      500   Albemarle Corp. ......................................        10,468
      300   Borg-Warner Automotive, Inc. .........................        12,544
    1,100   Solutia, Inc. ........................................        14,988
                                                                     -----------
                                                                          38,000
                                                                     -----------
            CHEMICAL - MISCELLANEOUS - 1.31%
      700 * Airgas, Inc. .........................................         4,112
    1,200   CK Witco Corp. .......................................        14,100
      400 * Cytec Industries, Inc. ...............................        12,050
      200   Dexter Corp. .........................................        10,975
      800   Ethyl Corp. ..........................................         2,500
      400   Ferro Corp. ..........................................         9,150
      300   Georgia Gulf Corp. ...................................         7,219
      100   H.B. Fuller Co. ......................................         3,844
      500   Lubrizol Corp. .......................................        12,813
    1,200   Lyondell Chemical Co. ................................        22,050
      500   M.A. Hanna Co. .......................................         5,750
      200   Minerals Technologies, Inc. ..........................         9,250
      100   NCH Corp. ............................................         4,325
      400   Olin Corp. ...........................................         7,100
      300   Rollins, Inc. ........................................         4,313
      300   Schulman, A., Inc. ...................................         3,863
                                                                     -----------
                                                                         133,414
                                                                     -----------
            COMMERCIAL SERVICES - 0.04%
      400 * Navigant Consulting Co. ..............................         3,975
                                                                     -----------
            CONGLOMERATES - 0.75%
      400   Alexander & Baldwin, Inc. ............................         8,400
    1,100   Dial Corp. ...........................................        15,330
      500 * Litton Industries, Inc. ..............................        21,719
      100 * MAXXAM, Inc. .........................................         2,700
      500 * Ogden Corp. ..........................................         4,906
      900   Viad Corp. ...........................................        22,838
                                                                     -----------
                                                                          75,893
                                                                     -----------

--------------------------------------------------------------------------------

 April 30, 2000 (Unaudited)                                     17
                         MID CAP INDEX FUND - CONTINUED

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            CONTAINERS - PAPER - 0.27%
      200   Chesapeake Corp. .....................................   $     6,250
    1,000   Sonoco Products Co. ..................................        20,874
                                                                     -----------
                                                                          27,124
                                                                     -----------
            DRUGS - 4.53%
    1,300   Bergen Brunswig Corp., Class A........................         6,500
      400   Carter-Wallace, Inc. .................................         8,900
    1,800 * Chiron Corp. .........................................        81,450
      600 * Covance, Inc. ........................................         5,512
      800 * Forest Laboratories, Inc. ............................        67,250
      800 * Genzyme Corp. ........................................        39,050
      800   ICN Pharmaceuticals, Inc. ............................        20,150
      300 * Incyte Pharmaceuticals, Inc. .........................        23,100
    1,600 * IVAX Corp. ...........................................        43,800
      800 * Millennium Pharmaceuticals, Inc. .....................        63,500
    1,300   Mylan Laboratories, Inc. .............................        36,888
      700 * Sepracor, Inc. .......................................        64,400
                                                                     -----------
                                                                         460,500
                                                                     -----------
            ELECTRIC PRODUCTS -
            MISCELLANEOUS - 0.09%
      300   CMP Group, Inc. ......................................         8,681
                                                                     -----------
            ELECTRICAL EQUIPMENT - 0.21%
      400 * Antec Corp. ..........................................        21,500
                                                                     -----------
            ELECTRONIC EQUIPMENT - 0.93%
    1,900 * American Power Conversion Corp. ......................        67,093
      300   AMETEK, Inc. .........................................         6,169
      600   Hubbell, Inc., Class B................................        15,638
      400 * UCAR International, Inc. .............................         5,275
                                                                     -----------
                                                                          94,175
                                                                     -----------
            ELECTRONIC INSTRUMENTS - 3.38%
    1,000 * Arrow Electronics, Inc. ..............................        43,812
    2,100 * Concord EFS, Inc. ....................................        46,988
      400 * Imation Corp. ........................................        11,225
      200 * MagnaTek, Inc. .......................................         1,663
      500   Pittston Brink's Group................................         8,188
      400 * Sawtek, Inc. .........................................        19,125
      800 * Sensormatic Electronics Corp. ........................        13,350
    1,350   Symbol Technologies, Inc. ............................        75,263
      800 * Vishay Intertechnology, Inc. .........................        67,100
      600 * Waters Corp. .........................................        57,000
                                                                     -----------
                                                                         343,714
                                                                     -----------

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            ENTERTAINMENT - 0.44%
      300 * GTECH Holdings Corp. .................................   $     6,224
      500 * International Speedway Corp. .........................        21,500
      900 * Mandalay Resort Group.................................        16,988
                                                                     -----------
                                                                          44,712
                                                                     -----------
            FERTILIZERS - 0.17%
    1,100   IMC Global, Inc. .....................................        16,981
                                                                     -----------
            FINANCE COMPANIES - 0.15%
      600   Finova Group, Inc. ...................................         7,687
      500   Keystone Financial, Inc. .............................         7,500
                                                                     -----------
                                                                          15,187
                                                                     -----------
            FINANCIAL SERVICES - 1.13%
      500 * Allamerica Financial Corp. ...........................        27,062
    1,500 * Convergys Corp. ......................................        66,000
      300 * Investment Technology Group, Inc. ....................        11,250
      300 * NCO Group, Inc. ......................................        10,313
                                                                     -----------
                                                                         114,625
                                                                     -----------
            FOODS - 1.73%
      400   Dean Foods Co. .......................................         9,800
      600   Dole Food Co., Inc. ..................................        10,537
      300   Dreyer's Grand Ice Cream, Inc. .......................         7,200
    1,000   Flowers Industries, Inc. .............................        15,250
    1,400   Hormel Foods Corp. ...................................        21,350
    1,100   IBP, Inc. ............................................        18,150
      200   International Multifoods Corp. .......................         2,563
      700   Interstate Bakeries Corp. ............................         8,925
      300   J.M. Smucker Co., Class A.............................         4,800
      300   Lance, Inc. ..........................................         3,187
      700   McCormick & Co., Inc. ................................        21,831
      300 * Suiza Foods Corp. ....................................        11,681
      400   Trinity Industries, Inc. .............................         8,900
    2,300   Tyson Foods, Inc., Class A............................        24,006
      500   Universal Foods Corp. ................................         8,219
                                                                     -----------
                                                                         176,399
                                                                     -----------
            FOOTWEAR - 0.11%
      200 * Payless ShoeSource, Inc. .............................        11,025
                                                                     -----------
            FREIGHT - 0.44%
      500   Airborne Freight Corp. ...............................        10,718
      400   C. H. Robinson Worldwide, Inc. .......................        20,000
      400   J.B. Hunt Transport Services, Inc. ...................         6,600
      300   Overseas Shipholding Group, Inc. .....................         7,856
                                                                     -----------
                                                                          45,174
                                                                     -----------

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            FUNERAL SERVICES - 0.05%
    1,100   Stewart Enterprises, Inc. ............................   $     5,294
                                                                     -----------
            HEALTHCARE - 2.11%
      500 * Apria Healthcare Group, Inc. .........................         6,968
      600 * Edwards Lifesciences Corp. ...........................         9,000
      500 * First Health Group Corp. .............................        15,219
    1,200 * Foundation Health Systems, Inc., Class A..............        12,075
    2,400 * Health Management Associates, Inc. ...................        38,250
      500 * Lincare Holdings, Inc. ...............................        15,250
      900   Omnicare, Inc. .......................................        13,669
      800 * Oxford Health Plans, Inc. ............................        15,200
      400 * PacifiCare Health Systems, Inc., Class A..............        20,575
      700 * Quorum Health Group, Inc. ............................         7,438
      700 * Steris Corp. .........................................         6,300
    1,000 * Sybron International Corp. ...........................        31,125
      400 * Trigon Healthcare, Inc. ..............................        14,375
      600 * VISX, Inc. ...........................................         9,488
                                                                     -----------
                                                                         214,932
                                                                     -----------
            HEAVY DUTY TRUCKS/PARTS - 0.15%
      200   Bandag, Inc. .........................................         4,774
      500   Federal Signal Corp. .................................        10,156
                                                                     -----------
                                                                          14,930
                                                                     -----------
            HOME BUILDERS - 0.13%
    1,400   Clayton Homes, Inc. ..................................        13,300
                                                                     -----------
            HOSPITAL MANAGEMENT - 0.03%
    1,000 * Beverly Enterprises, Inc. ............................         3,375
                                                                     -----------
            HOSPITAL SUPPLIES - 1.68%
      300 * Acuson Corp. .........................................         3,693
      300   Beckman Coulter, Inc. ................................        19,444
      500   DENTSPLY International, Inc. .........................        14,531
      600   Hillenbrand Industries, Inc. .........................        18,075
      300 * MiniMed, Inc. ........................................        36,881
      700 * PSS World Medical, Inc. ..............................         6,016
    1,000   Stryker Corp. ........................................        71,875
                                                                     -----------
                                                                         170,515
                                                                     -----------
            HOUSEHOLD PRODUCTS - 0.07%
      400   Church & Dwight Co., Inc. ............................         7,150
                                                                     -----------

--------------------------------------------------------------------------------

 18                                     April 30, 2000 (Unaudited)
                         MID CAP INDEX FUND - CONTINUED

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            HUMAN RESOURCES - 0.99%
      400   Kelly Services, Inc., Class A.........................   $     9,424
      800   Manpower, Inc. .......................................        28,250
    1,000 * Modis Professional Services, Inc. ....................         7,562
      900 * Robert Half International, Inc. ......................        55,012
                                                                     -----------
                                                                         100,248
                                                                     -----------
            INFORMATION PROCESSING - 1.15%
      900 * Acxiom Corp. .........................................        24,300
      400 * CDW Computer Centers, Inc. ...........................        41,600
      400 * Micrel, Inc. .........................................        34,600
      800 * Sybase, Inc. .........................................        16,150
                                                                     -----------
                                                                         116,650
                                                                     -----------
            INFORMATION PROCESSING -
            BUSINESS SOFTWARE - 0.73%
      600 * DST Systems, Inc. ....................................        44,512
    2,700 * Informix Corp. .......................................        29,700
                                                                     -----------
                                                                          74,212
                                                                     -----------
            INFORMATION PROCESSING -
            COMPUTER HARDWARE - 0.91%
    1,800 * Jabil Circuit, Inc. ..................................        73,687
    1,600 * Quantum Corp. - DLT &
            Storage Systems.......................................        18,800
                                                                     -----------
                                                                          92,487
                                                                     -----------
            INFORMATION PROCESSING -
            COMPUTER SERVICES - 1.61%
      600 * Cambridge Technology Partners, Inc. ..................         6,600
      500 * Checkfree Holdings Corp. .............................        25,404
      900 * Gartner Group, Inc., Class B..........................         9,731
      900 * Rationale Software Corp. .............................        76,613
    1,300 * SunGard Data Systems, Inc. ...........................        44,931
                                                                     -----------
                                                                         163,279
                                                                     -----------
            INFORMATION PROCESSING -
            CONSUMER SOFTWARE - 1.45%
    1,900 * Intuit, Inc. .........................................        68,280
      500 * Macromedia, Inc. .....................................        43,500
    1,400 * Networks Associates, Inc. ............................        35,612
                                                                     -----------
                                                                         147,392
                                                                     -----------

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            INFORMATION PROCESSING -
            DATA SERVICES - 6.35%
      600 * A.C. Nielson Corp. ...................................   $    13,837
      500 * Affiliated Computer Services, Inc., Class A...........        16,563
    1,500 * Comdisco, Inc. .......................................        46,594
      500 * CSG Systems International, Inc. ......................        23,063
      700 * Diebold, Inc. ........................................        20,213
      600 * Electronic Arts, Inc. ................................        36,300
    1,200 * Fiserv, Inc. .........................................        55,125
      700 * Keane, Inc. ..........................................        20,213
      800 * Legato Systems, Inc. .................................        10,350
      600 * Mentor Graphics Corp. ................................         7,875
      700 * NOVA Corp. ...........................................        22,138
      300 * Nvidia Corp. .........................................        26,738
      400 * Policy Management Systems Corp. ......................         5,300
      800   Reynolds and Reynolds Co., Class A....................        19,000
    1,900 * Siebel Systems, Inc. .................................       233,463
    1,000 * Storage Technology Corp. .............................        13,000
      400 * Structural Dynamic Research Corp. ....................         5,350
      400 * Sykes Enterprises, Inc. ..............................         8,000
      600 * Symantec Corp. .......................................        37,463
      500 * Tech Data Corp. ......................................        20,969
      300 * Transaction Systems Architects, Inc., Class A.........         4,894
                                                                     -----------
                                                                         646,448
                                                                     -----------

            INSURANCE - CASUALTY - 0.29%
      600   American Financial Group, Inc. .......................        15,262
      500   Everest Reinsurance Holding, Inc. ....................        14,625
                                                                     -----------
                                                                          29,887
                                                                     -----------
            INSURANCE - LIFE - 0.14%
      600   Protective Life Corp. ................................        14,288
                                                                     -----------
            INSURANCE - MISCELLANEOUS - 0.70%
      700   Ambac Financial Group, Inc. ..........................        33,600
      300   HSB Group, Inc. ......................................         8,700
      600   Ohio Casualty Corp. ..................................         9,974
      400   PMI Group, Inc. ......................................        19,374
                                                                     -----------
                                                                          71,648
                                                                     -----------
            INSURANCE - MULTILINE - 0.85%
      400   Horace Mann Educators Corp. ..........................         5,824
    1,300   Old Republic Internatinal Corp. ......................        18,524
      900   Reliastar Financial Corp. ............................        38,755
      700   Unitrin, Inc. ........................................        23,624
                                                                     -----------
                                                                          86,727
                                                                     -----------

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            LEISURE TIME - 0.47%
      800   Callaway Golf Co. ....................................   $    13,300
      700 * International Game Technology.........................        17,062
      800 * Premier Parks, Inc. ..................................        17,250
                                                                     -----------
                                                                          47,612
                                                                     -----------
            LODGING - 0.38%
    3,000 * Park Place Entertainment Corp. .......................        38,438
                                                                     -----------
            MACHINE TOOLS - 0.21%
      400 * Gilead Sciences, Inc. ................................        21,675
                                                                     -----------
            MACHINERY - AGRICULTURE - 0.07%
      600   AGCO Corp. ...........................................         7,125
                                                                     -----------
            MACHINERY - CONSTRUCTION &
            CONTRACTS - 0.70%
      600 * Calpine Corp. ........................................        54,900
      300   Granite Construction, Inc. ...........................         7,124
      300 * Jacobs Engineering Group, Inc. .......................         9,393
                                                                     -----------
                                                                          71,417
                                                                     -----------
            MACHINERY -
            INDUSTRIAL/SPECIALTY - 1.09%
      300 * Albany International Corp., Class A...................         4,555
      700 * American Standard Companies, Inc. ....................        28,700
      400   Cordant Technologies, Inc. ...........................        22,650
      400   Flowserve Corp. ......................................         5,650
      300   Newport News Shipbuilding, Inc. ......................        10,013
      200   Nordson Corp. ........................................         8,938
      300   Stewart & Stevenson Services, Inc. ...................         3,619
      200   Tecumseh Products Co., Class A........................         9,288
      600   Tidewater, Inc. ......................................        17,850
                                                                     -----------
                                                                         111,263
                                                                     -----------
            MERCHANDISE - DRUG - 1.28%
      400 * Express Scripts, Inc. Class A.........................        14,300
      700 * Medimmune, Inc. ......................................       111,956
      700 * Perrigo Co. ..........................................         3,981
                                                                     -----------
                                                                         130,237
                                                                     -----------
            MERCHANDISE - SPECIALTY - 1.23%
      700   Barnes & Noble, Inc. .................................        12,950
      700 * BJ's Wholesale Club, Inc. ............................        24,806
    1,100 * OfficeMax, Inc. ......................................         6,188
      600   Sotheby's Holdings, Inc., Class A.....................         9,938
      700   Tiffany & Co. ........................................        50,881
      600 * Williams-Sonoma, Inc. ................................        20,775
                                                                     -----------
                                                                         125,538
                                                                     -----------

--------------------------------------------------------------------------------

 April 30, 2000 (Unaudited)                                     19
                         MID CAP INDEX FUND - CONTINUED

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            MERCHANDISING - DEPARTMENT - 0.55%
      500   Blyth Industries, Inc. ...............................   $    14,844
      800 * Borders Group, Inc. ..................................        12,700
      500 * Neiman Marcus Group, Inc., Class A....................        12,875
    1,400 * Saks, Inc. ...........................................        16,013
                                                                     -----------
                                                                          56,432
                                                                     -----------
            MERCHANDISING - FOOD - 0.34%
      400   Hannaford Bros. Co. ..................................        28,950
      500   Ruddick Corp. ........................................         5,719
                                                                     -----------
                                                                          34,669
                                                                     -----------
            MERCHANDISING - MASS - 0.66%
      600 * Dollar Tree Stores, Inc. .............................        34,725
    1,700   Family Dollar Stores, Inc. ...........................        32,406
                                                                     -----------
                                                                          67,131
                                                                     -----------
            METALS - MISCELLANEOUS - 0.17%
      300   Kennametal, Inc. .....................................         8,625
      200   Precision Castparts Corp. ............................         8,350
                                                                     -----------
                                                                          16,975
                                                                     -----------
            METALS - STEEL - 0.32%
    1,100   AK Steel Holding Corp. ...............................        12,169
      200   Carpenter Technology Corp. ...........................         4,013
      100   Cleveland-Cliffs, Inc. ...............................         2,456
      400   Harsco Corp. .........................................        11,875
      200   Ryerson Tull, Inc. ...................................         2,475
                                                                     -----------
                                                                          32,988
                                                                     -----------
            MISCELLANEOUS - 0.23%
      300 * Polycom, Inc. ........................................        23,738
                                                                     -----------
            MULTIMEDIA - 0.69%
    2,400 * Cadence Design Systems, Inc. .........................        40,350
      700 * Synopsys, Inc. .......................................        29,400
                                                                     -----------
                                                                          69,750
                                                                     -----------
            NATURAL GAS - DIVERSIFIED - 0.65%
      300 * Hanover Compressor Co. ...............................        17,475
    1,100   Kinder Morgan, Inc. ..................................        33,344
      800   Questar Corp. ........................................        15,050
                                                                     -----------
                                                                          65,869
                                                                     -----------

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE
--------------------------------------------------------------------------------
            OIL - INTEGRATED DOMESTIC - 0.09%
      800   Pennzoil-Quaker State Co. ............................   $     8,750
                                                                     -----------
            OIL - INTEGRATED INTERNATIONAL - 0.23%
      400   Murphy Oil Corp. .....................................        23,600
                                                                     -----------
            OIL - SERVICE - PRODUCTS - 3.08%
      800 * BJ Services Co. ......................................        56,200
    1,400   Dynegy Inc. ..........................................        91,613
    1,100 * Grant Prideco, Inc. ..................................        21,175
    1,300 * Noble Drilling Corp. .................................        51,919
    1,700 * Ocean Energy, Inc. ...................................        21,994
    1,800 * Santa Fe Snyder Corp. ................................        16,538
      700 * Varco International, Inc. ............................         8,750
    1,100   Weatherford International, Inc. ......................        44,688
                                                                     -----------
                                                                         312,877
                                                                     -----------
            OIL - SERVICES - 2.30%
      900   Devon Energy Corp. ...................................        43,369
    1,400   ENSCO International, Inc. ............................        46,463
    1,700 * Global Marine, Inc. ..................................        40,800
    1,400 * Nabors Industries, Inc. ..............................        55,213
      500 * Smith International, Inc. ............................        38,000
      400   York International Corp. .............................         9,650
                                                                     -----------
                                                                         233,495
                                                                     -----------
            OIL/GAS PRODUCERS - 1.04%
      700   Cabot Corp. ..........................................        18,900
      500   Helmerich & Payne, Inc. ..............................        15,656
      600   Noble Affiliates, Inc. ...............................        21,638
    1,000 * Pioneer Natural Resources Corp. ......................        10,313
      900   Ultramar Diamond Shamrock Corp. ......................        22,275
      600   Valero Energy Corp. ..................................        17,400
                                                                     -----------
                                                                         106,182
                                                                     -----------
            PAPER/FOREST PRODUCTS - 1.32%
      500   Bowater, Inc. ........................................        27,500
      900   Consolidated Papers, Inc. ............................        34,088
      800   Georgia-Pacific Corp. (Timber Group)..................        18,550
      500   Longview Fibre Co. ...................................         6,375
      400   P.H. Glatfelter Co. ..................................         4,300
      500   Pentair, Inc. ........................................        19,125
      300   Rayonier, Inc. .......................................        14,081
      300   Standard Register Co. ................................         3,919
      500   Wausau-Mosinee Paper Corp. ...........................         6,063
                                                                     -----------
                                                                         134,001
                                                                     -----------

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            PUBLISHING - NEWS - 1.06%
      400   Lee Enterprises, Inc. ................................   $     9,075
      300   Media General, Inc., Class A..........................        14,756
    1,100   Reader's Digest Association, Inc., Class A............        35,200
      100   Washington Post Co., Class B..........................        48,800
                                                                     -----------
                                                                         107,831
                                                                     -----------
            PUBLISHING/PRINTING - 0.52%
      300   Banta Corp. ..........................................         5,869
      300   Houghton Mifflin Co. .................................        12,469
      200 * Scholastic Corp. .....................................         9,338
      600 * Valassis Communications, Inc. ........................        20,438
      400   Wallace Computer Services, Inc. ......................         4,375
                                                                     -----------
                                                                          52,489
                                                                     -----------
            RAILROAD - 0.25%
      500   GATX Corp. ...........................................        17,875
      500 * Wisconsin Central Transportation Corp. ...............         7,281
                                                                     -----------
                                                                          25,156
                                                                     -----------
            RESTAURANTS - 1.24%
      400   Bob Evans Farms, Inc. ................................         5,225
      600 * Brinker International, Inc. ..........................        19,125
      400 * Buffets, Inc. ........................................         3,925
      600   CBRL Group, Inc. .....................................         8,325
      300   Lone Star Steakhouse & Saloon, Inc. ..................         3,544
      700 * Outback Steakhouse, Inc. .............................        22,925
      300 * Papa Johns International, Inc. .......................         8,250
    1,800 * Starbucks Corp. ......................................        54,422
                                                                     -----------
                                                                         125,741
                                                                     -----------
            SAVINGS & LOAN - 0.76%
      500   Astoria Financial Corp. ..............................        13,781
    2,100   Charter One Financial, Inc. ..........................        42,656
    1,100   Dime Bancorp, Inc. ...................................        20,625
                                                                     -----------
                                                                          77,062
                                                                     -----------
            SCHOOLS - 0.47%
      800 * Apollo Group, Inc., Class A...........................        23,200
      700 * DeVry, Inc. ..........................................        16,669
      500 * Sylvan Learning Systems, Inc. ........................         7,531
                                                                     -----------
                                                                          47,400
                                                                     -----------

--------------------------------------------------------------------------------

 20                                     April 30, 2000 (Unaudited)
                         MID CAP INDEX FUND - CONTINUED

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            SECURITIES RELATED - 1.17%
      900   A.G. Edwards, Inc. ...................................   $    33,863
    2,900 * E*Trade Group, Inc. ..................................        62,350
      600   Legg Mason, Inc. .....................................        22,688
                                                                     -----------
                                                                         118,901
                                                                     -----------
            SEMICONDUCTOR EQUIPMENT - 2.01%
      800 * Microchip Technology, Inc. ...........................        49,650
    1,270 * Novellus Systems, Inc. ...............................        84,693
      700 * QLogic Corp. .........................................        70,219
                                                                     -----------
                                                                         204,562
                                                                     -----------
            SEMICONDUCTORS - 6.26%
    2,200 * Atmel Corp. ..........................................       107,663
      400   Avnet, Inc. ..........................................        31,450
      700 * Cirrus Logic, Inc. ...................................        11,463
    1,100 * Cypress Semiconductor Corp. ..........................        57,131
    1,100 * Energizer Holdings, Inc. .............................        18,769
      900 * Integrated Device Technology, Inc. ...................        43,256
    2,800 * Maxim Integrated Products, Inc. ......................       181,475
      400 * TranSwitch Corp. .....................................        35,225
      400 * Triquint Semiconductor, Inc. .........................        41,125
    1,600 * Vitesse Semiconductor Corp. ..........................       108,900
                                                                     -----------
                                                                         636,457
                                                                     -----------
            TELECOMMUNICATIONS - 1.88%
      400 * Adtran, Inc. .........................................        27,025
      500   COMSAT Corp. .........................................        12,219
      700   Harris Corp. .........................................        22,619
      300 * L-3 Communications Holdings, Inc. ....................        15,975
      200 * Powerwave Technologies, Inc. .........................        41,613
    1,200 * Sanmina Corp. ........................................        72,075
                                                                     -----------
                                                                         191,526
                                                                     -----------
            TEXTILE - PRODUCTS - 0.71%
      500 * Burlington Industries, Inc. ..........................         2,188
    1,200 * Jones Apparel Group, Inc. ............................        35,625
      500 * Mohawk Industries, Inc. ..............................        12,406
      600 * Unifi, Inc. ..........................................         6,113
      300   Wellman, Inc. ........................................         6,413
      500   WestPoint Stevens, Inc., Class A......................         9,375
                                                                     -----------
                                                                          72,120
                                                                     -----------

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            TOBACCO - 0.28%
    1,100   RJ Reynolds Tobacco Holdings, Inc. ...................   $    22,825
      300   Universal Corp. ......................................         5,663
                                                                     -----------
                                                                          28,488
                                                                     -----------
            TRUCKERS - 0.28%
      200   Arnold Industries, Inc. ..............................         2,338
      500   CNF Transportation, Inc. .............................        13,969
      600 * Swift Transportation Co., Inc. .......................        12,038
                                                                     -----------
                                                                          28,345
                                                                     -----------
            UTILITIES - COMMUNICATION - 1.21%
    2,200 * Broadwing, Inc. ......................................        62,288
      600   Telephone and Data Systems, Inc. .....................        61,200
                                                                     -----------
                                                                         123,488
                                                                     -----------
            UTILITIES - ELECTRIC - 5.83%
    1,100   Allegheny Energy, Inc. ...............................        33,413
      800   Alliant Energy Corp. .................................        24,000
      200   Black Hills Corp. ....................................         4,588
      200   Cleco Corp. ..........................................         6,888
      900   Conectiv, Inc. .......................................        15,975
    1,300   DPL, Inc. ............................................        30,225
      800   DQE, Inc. ............................................        30,600
    1,200   Energy East Corp. ....................................        25,050
      300   Hawaiian Electric Industries, Inc. ...................        11,100
      400   Idacorp, Inc. ........................................        14,750
      900   IPALCO Enterprises, Inc. .............................        18,394
      600   Kansas City Power & Light Co. ........................        15,413
    1,300   LG&E Energy Corp. ....................................        30,306
      700   Minnesota Power, Inc. ................................        12,906
    1,100   Montana Power Co. ....................................        48,469
    1,200   Nisource, Inc. .......................................        22,200
    1,400   Northeast Utilities...................................        30,100
      600   Nstar.................................................        26,438
      800   OGE Energy Corp. .....................................        15,850
    1,200   Potomac Electric Power Co. ...........................        28,125
      400   Public Service Co. of New Mexico......................         7,200
      800   Puget Sound Energy, Inc. .............................        19,000
    1,000   Scana Corp. ..........................................        25,875
      800   Sierra Pacific Resources..............................        12,100
    1,300   TECO Energy, Inc. ....................................        28,438
      900   UtiliCorp United, Inc. ...............................        17,325
      500   Washington Gas Light Co. .............................        12,813
    1,200   Wisconsin Energy Corp. ...............................        25,650
                                                                     -----------
                                                                         593,191
                                                                     -----------

  NUMBER                                                              MARKET
 OF SHARES                                                             VALUE

-------------------------------------------------------------------------------
           UTILITIES - GAS, DISTRIBUTION - 0.99%
      600  AGL Resources, Inc. ..................................   $    10,500
    1,300  Keyspan Corp. ........................................        38,188
      900  MCN Energy Group, Inc. ...............................        22,444
      400  National Fuel Gas Co. ................................        18,975
      600  Vectren Corp. ........................................        12,075
                                                                    -----------
                                                                        102,182
                                                                    -----------
           WATER SERVICES - 0.21%
    1,000  American Water Works Co., Inc. .......................        22,688
                                                                    -----------
           TOTAL COMMON STOCK
           (Cost $8,345,400).....................................     9,177,972
                                                                    -----------
    PAR
   VALUE
 ---------
           UNITED STATES GOVERNMENT -
           SHORT-TERM - 0.68%

           U. S. TREASURY BILLS - 0.68%
           United States Treasury Bills:
 $ 50,000   5.61% due 06/01/00...................................        49,757
   20,000   5.49% due 06/22/00...................................        19,841
                                                                    -----------
                                                                         69,598
                                                                    -----------
           UNITED STATES GOVERNMENT -
           SHORT-TERM
           (Cost $69,598)........................................        69,598
                                                                    -----------
           CORPORATE SHORT-TERM -
           REPURCHASE AGREEMENT - 9.25%

           BANKS - OTHER - 9.25%
  941,000  State Street Bank Repurchase Agreement, 5.62%, dated
           04/28/00, to be repurchased
           at $941,441 on 05/01/00, collateralized by U.S.
           Treasury Bonds, 8.00%, 11/15/21, with a par value of
           $790,000 (Cost $941,000)..............................       941,000
                                                                    -----------
           TOTAL CORPORATE SHORT-TERM -
           REPURCHASE AGREEMENT
           (Cost $941,000).......................................       941,000
                                                                    -----------
           TOTAL INVESTMENTS
           (Cost $9,355,998) - 100.15%...........................   $10,188,570
                                                                    -----------
           * Non-income producing

--------------------------------------------------------------------------------

 April 30, 2000 (Unaudited)                                     21
                         MID CAP INDEX FUND - CONTINUED

                                                                UNREALIZED
 CONTRACTS                                                     DEPRECIATION

----------------------------------------------------------------------------
      FUTURES CONTRACTS PURCHASED(1)
      (Delivery month/Value at 04/30/00) MidCap 400 Index
  4(2)  Futures (June/$482.75)..............................    $(14,000)
                                                                --------

 (1) U.S. Treasury Bills with a market value of approximately $20,000 were maintained in a segregated account with a portion placed as collateral for futures contracts.
 (2) Per 500.



SEE NOTES TO FINANCIAL STATEMENTS.



-------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
ASSETS:
Investments, at market (Cost $9,355,998)........................... $10,188,570
Receivable for:
 Investments sold..................................................       6,986
 Fund shares sold..................................................      13,431
 Dividends and interest............................................       6,723
Other assets.......................................................      18,314
                                                                    -----------
TOTAL ASSETS.......................................................  10,234,024
                                                                    -----------

LIABILITIES:
Payable for:
 Investments purchased.............................................       4,932
 Fund shares redeemed..............................................       2,784
Payable to affiliates:
 Advisory fees.....................................................       4,621
 Distribution fees for Class A & B.................................       2,815
 Other.............................................................      46,048
                                                                    -----------
TOTAL LIABILITIES..................................................      61,200
                                                                    -----------
NET ASSETS......................................................... $10,172,824
                                                                    -----------

--------------------------------------------------------------------------------

NET ASSETS REPRESENTED BY:
Shares of beneficial interest, $.01 par value per share,
unlimited shares authorized,
793,151 shares outstanding......................................  $     7,932
Additional paid in capital......................................    8,428,724
Undistributed net realized gain on securities...................      917,032
Undistributed net investment income.............................          564
Unrealized appreciation (depreciation) of:
 Investments........................................... $832,572
 Futures contracts.....................................  (14,000)     818,572
                                                        --------  -----------
NET ASSETS APPLICABLE
TO SHARES OUTSTANDING...........................................  $10,172,824
                                                                  -----------




------------------------------------------------------------------------------
COMPUTATION OF NET ASSET VALUE
AND OFFERING PRICE:
Net asset value and redemption price per Class A
share ($4,146,707 divided by 322,974 shares)........................... $12.84
                                                                        ------
Offering price per Class A share
(100/94.25 of $12.84)*................................................. $13.62
                                                                        ------
Net asset value and offering price per Class B
share ($6,026,117 divided by 470,177 shares)**......................... $12.82
                                                                        ------
*  Offering price includes sales charge of 5.75%.
   The sales charge is reduced for purchases
   of $25,000 and over.
** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

--------------------------------------------------------------------------------

 22
                   MID CAP INDEX FUND (Unaudited) - CONTINUED

STATEMENT OF OPERATIONS
For the Six Months Ended April 30, 2000

INVESTMENT INCOME:
Dividends.....................................................  $   44,278
Interest......................................................      33,393
                                                                ----------
 Total investment income......................................      77,671
                                                                ----------
EXPENSES:
Advisory fees.................................................      12,644
Transfer agent fees...........................................      14,161
Custodian fees................................................       5,151
Distribution fees:
 Class A......................................................       4,694
 Class B......................................................      26,378
Registration and filing fees..................................      10,622
Audit fees and tax services...................................       1,706
Accounting services...........................................       1,355
Trustees' fees and expenses...................................       1,259
Report to shareholders........................................       1,869
Miscellaneous.................................................       2,526
                                                                ----------
 Total expenses...............................................      82,365
 Expense reimbursement (see Note 3)...........................     (25,072)
                                                                ----------
 Net expenses.................................................      57,293
                                                                ----------
NET INVESTMENT INCOME.........................................      20,378
                                                                ----------

REALIZED AND UNREALIZED GAIN (LOSS) ON SECURITIES:
Net realized gain on securities:
 Investments......................................... $728,393
 Futures contracts...................................  251,377     979,770
                                                      --------
Net unrealized appreciation (depreciation) of securities
during the period:
 Investments.........................................  679,368
 Futures contracts...................................  (76,725)    602,643
                                                      --------  ----------
  Net realized and unrealized gain on securities during the
  period......................................................   1,582,413
                                                                ----------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS..............  $1,602,791
                                                                ----------

STATEMENT OF CHANGES IN NET ASSETS

                                         For the Six       For the
                                         Months Ended     Year Ended
                                        April 30, 2000 October 31, 1999
                                        -------------------------------
OPERATIONS:
Net investment income.................   $    20,378      $   32,148
Net realized gain on securities.......       979,770         710,646
Net unrealized appreciation of
securities during the period..........       602,643         215,929
                                        -------------------------------
 Increase in net assets resulting from
 operations...........................     1,602,791         958,723
                                        -------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
 Class A..............................       (15,887)        (25,613)
 Class B..............................        (5,059)         (5,403)
                                        -------------------------------
  Total distributions to shareholders
  from net investment income..........       (20,946)        (31,016)
                                        -------------------------------
Net realized gain on securities
 Class A..............................      (323,708)              -
 Class B..............................      (449,676)              -
                                        -------------------------------
  Total distributions to shareholders
  from net realized gain on
  securities..........................      (773,384)              -
                                        -------------------------------
Decrease in net assets resulting from
distributions to shareholders.........      (794,330)        (31,016)
                                        -------------------------------
SHARE TRANSACTIONS:
Net increase in net assets resulting
from share transactions
 Class A..............................       604,759       2,752,112
 Class B..............................     1,117,082       3,957,703
                                        -------------------------------
Total increase in net assets resulting
from share transactions...............     1,721,841       6,709,815
                                        -------------------------------
TOTAL INCREASE IN NET ASSETS..........     2,530,302       7,637,522
NET ASSETS:
 Beginning of year....................     7,642,522           5,000
                                        -------------------------------
 End of period (including
 undistributed net
 investment income of $564 and
 $1,132)..............................   $10,172,824      $7,642,522
                                        -------------------------------

--------------------------------------------------------------------------------

 CHANGE IN SHARES                         Class A                                   Class B
 OUTSTANDING               ----------------------------------------  ----------------------------------------
                              For the Six            For the            For the Six            For the
                              Months Ended          Year Ended          Months Ended          Year Ended
                             April 30, 2000      October 31, 1999      April 30, 2000      October 31, 1999
                           -------------------  -------------------  -------------------  -------------------
                           Shares     Amount    Shares     Amount    Shares     Amount    Shares     Amount
                           -------------------  -------------------  -------------------  -------------------
 Shares sold.............   26,089  $  324,509  270,376  $2,735,113   60,578  $  740,906  376,417  $3,963,754
 Shares issued for
 distributions
 reinvested..............   29,616     339,593    2,190      25,612   39,616     452,557      464       5,390
 Shares repurchased......   (4,785)    (59,343)    (762)     (8,613)  (6,182)    (76,381)    (966)    (11,441)
                           -------------------  -------------------  -------------------  -------------------
 Increase in shares
 outstanding.............   50,920     604,759  271,804   2,752,112   94,012   1,117,082  375,915   3,957,703
 Shares outstanding:
 Beginning of period.....  272,054   2,754,612      250       2,500  376,165   3,960,203      250       2,500
                           -------------------  -------------------  -------------------  -------------------
 End of period...........  322,974  $3,359,371  272,054  $2,754,612  470,177  $5,077,285  376,165  $3,960,203
                           -------------------  -------------------  -------------------  -------------------

SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

 April 30, 2000 (Unaudited)   SMALL CAP INDEX FUND              23

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            SCHEDULE OF INVESTMENTS
            COMMON STOCK - 80.78%

            ADVERTISING - 0.61%
      100 * ADVO, Inc. ...........................................   $     3,000
      100 * Direct Focus, Inc. ...................................         3,274
      109 * E4L, Inc. ............................................           149
      200 * Getty Images, Inc. ...................................         6,074
      267 * HA-LO Industries, Inc. ...............................         1,951
       64   Interpublic Group Corp. ..............................         2,618
      100 * Marketing Services Group, Inc. .......................           693
      137   Penton Media, Inc. ...................................         3,604
      300   True North Communications, Inc. ......................        12,355
      400 * Westwood One, Inc. ...................................        14,149
                                                                     -----------
                                                                          47,867
                                                                     -----------
            AEROSPACE/DEFENSE - 0.76%
      100 * Alliant Techsystems, Inc. ............................         6,962
      118 * Aviall, Inc. .........................................           722
       24   B.F. Goodrich Co. ....................................           764
      150 * Be Aerospace, Inc. ...................................         1,105
      102   Fairchild Corp., Class A..............................           624
      200   Gencorp, Inc. ........................................         2,012
      100 * Kellstrom Industries, Inc. ...........................           404
      200 * Orbital Sciences Corp. ...............................         2,524
      300   Perkinelmer, Inc. ....................................        16,424
      100   Primex Technologies, Inc. ............................         2,200
      100 * Remec, Inc. ..........................................         3,793
      100 * Sequa Corp., Class A..................................         4,924
      300 * Titan Corp. ..........................................        12,880
      137 * Trimble Navigation, Ltd. .............................         3,784
                                                                     -----------
                                                                          59,122
                                                                     -----------
            AIRLINES - 0.42%
      400 * Airtran Holdings, Inc. ...............................         1,700
      200 * Alaska Air Group, Inc. ...............................         5,749
      213 * American West Holdings Corp., Class B.................         3,114
      100 * Atlantic Coast Airlines Holdings, Inc. ...............         2,987
       91 * Atlas Air, Inc. ......................................         3,178
      100   Circle International Group, Inc. .....................         2,655
      100 * Frontier Airlines, Inc. ..............................         1,524
      200 * Mesa Airlines, Inc. ..................................         1,300
      100 * Mesaba Holdings, Inc. ................................         1,249
      100 * Midwest Express Holdings, Inc. .......................         2,530
      134   SkyWest, Inc. ........................................         5,644
      400 * Transport World Airlines, Inc. .......................           824
                                                                     -----------
                                                                          32,454
                                                                     -----------

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            APPAREL & PRODUCTS - 0.83%
      100 * Ann Taylor Stores Corp. ..............................   $     2,068
      118   Brown Shoe Company, Inc. .............................         1,209
      100 * Buckle, Inc. .........................................         1,280
      100   Cato Corp., Class A...................................         1,055
      100 * Chicos' FAS, Inc. ....................................         1,793
      100 * Children's Place, Inc. ...............................         2,224
      100 * Columbia Sportswear Co. ..............................         2,905
      100 * David's Bridal, Inc. .................................         1,149
      100 * Donna Karan International, Inc. ......................           674
      101 * Dress Barn, Inc. .....................................         1,981
      126 * Footstar, Inc. .......................................         4,685
      122 * Goodys Family Clothing, Inc. .........................           792
       47 * Guess?, Inc. .........................................         1,292
      137 * Gymboree Corp. .......................................           496
      104 * Jo-ann Stores, Inc. ..................................           968
      200   Kellwood Co. .........................................         3,424
      100 * Land's End, Inc. .....................................         4,230
      200 * Mens Wearhouse, Inc. .................................         4,287
      201 * Nautica Enterprises, Inc. ............................         2,260
      200 * Oakley, Inc. .........................................         2,300
      100   OshKosh B'Gosh, Inc., Class A.........................         1,612
      150 * Pacific Sunwear of California, Inc. ..................         5,108
      100   Phillips-Van Heusen Corp. ............................           843
      150 * Quicksilver, Inc. ....................................         2,830
      100 * Shoe Carnival, Inc. ..................................           974
      200 * Shop At Home, Inc. ...................................         1,258
      100   Talbots, Inc. ........................................         5,055
      100 * UniFirst Corp. .......................................           962
      100 * United Retail Group, Inc. ............................           818
      100 * Urban Outfitters, Inc. ...............................         1,074
      100 * Value City Department Stores, Inc. ...................         1,018
      100 * Wet Seal, Inc. .......................................         1,774
                                                                     -----------
                                                                          64,398
                                                                     -----------
            APPLIANCES/FURNISHINGS - 0.61%
      100   Aaron Rents, Inc. ....................................         1,450
      100   Bassett Furniture Industries, Inc. ...................         1,330
      300   Ethan Allen Interiors, Inc. ..........................         8,005
      300 * Furniture Brands International, Inc. .................         5,605
      200 * Griffon Corp. ........................................         1,349
      116   Haverty Furniture Companies, Inc. ....................         1,304
      400   Heilig-Meyers Co. ....................................         1,224

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            APPLIANCES/FURNISHINGS - Continued
      300   Hussmann International, Inc. .........................   $     4,162
      200   Kimball International, Inc., Class B..................         2,800
      300   La-Z-Boy Chair Co. ...................................         4,705
      300 * Metromedia International Group, Inc. .................         1,500
       47   National Presto Industries, Inc. .....................         1,621
      100   Oneida, Ltd. .........................................         1,912
      100 * Restoration Hardware, Inc. ...........................           387
      100 * Salton, Inc. .........................................         4,293
      100   SLI, Inc. ............................................         1,424
      556 * Sunbeam Corp. ........................................         1,945
      146 * Windmere Corp. .......................................         2,344
                                                                     -----------
                                                                          47,360
                                                                     -----------
            AUTO - CARS - 0.18%
      100 * A.S.V., Inc. .........................................         1,350
      100 * Autobytel.Com.........................................           590
      142 * Avis Group Holdings, Inc. ............................         2,875
      200 * Budget Group, Inc. ...................................           937
      100 * Group 1 Automotive, Inc. .............................         1,187
       46 * Lithia Motors, Inc. ..................................           732
      100   Oshkosh Truck Corp., Class B..........................         3,149
      113 * Rent-A-Center, Inc. ..................................         2,301
      138 * United Auto Group, Inc. ..............................         1,198
                                                                     -----------
                                                                          14,319
                                                                     -----------
            AUTO - ORIGINAL EQUIPMENT - 0.49%
      200 * Allen Telecom, Inc. ..................................         3,549
      100 * American Axle & Manufacturing
            Holdings, Inc. .......................................         1,500
      200   Arvin Industries, Inc. ...............................         4,349
      100 * Delco Remy International, Inc. .......................           793
      300   Donaldson Co., Inc. ..................................         6,974
      115 * Hayes Lemmerz International, Inc. ....................         1,810
      300   Mark IV Industries, Inc. .............................         6,355
      300 * Miller Industries, Inc. ..............................         1,030
      144   Modine Manufacturing Co. .............................         3,176
      127   Superior Industries International, Inc. ..............         4,087
      300 * Tower Automotive, Inc. ...............................         4,687
                                                                     -----------
                                                                          38,310
                                                                     -----------

--------------------------------------------------------------------------------

 24                                     April 30, 2000 (Unaudited)
                        SMALL CAP INDEX FUND - CONTINUED

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            AUTO - REPLACEMENT PARTS - 0.41%
      100 * Aftermarket Technology Corp. .........................   $     1,162
      400 * Collins & Aikman Corp. ...............................         2,649
      122 * CSK Auto Corp. .......................................         1,280
      100 * Discount Auto Parts, Inc. ............................         1,068
      100 * Dura Automotive Systems, Inc. ........................         1,624
      100   Gentek, Inc. .........................................         1,343
      200   Kaydon Corp. .........................................         4,674
      100   Midas, Inc. ..........................................         2,530
      120   Myers Industries, Inc. ...............................         1,679
      200 * O'Reilly Automotive, Inc. ............................         2,700
      300   Pep Boys-Manny, Moe & Jack............................         1,893
      100   Simpson Industries, Inc. .............................         1,030
      136   Smith, A.O. Corp. ....................................         2,796
      100   Standard Motor Products, Inc. ........................         1,118
      200 * Valance Technology, Inc. .............................         3,087
      100   Wynn's International, Inc. ...........................         1,387
                                                                     -----------
                                                                          32,020
                                                                     -----------
            BANKS - OTHER - 0.46%
      100   Alabama National Bancorp..............................         2,000
      200   First BanCorp. .......................................         3,537
      100   First Merchants Corp. ................................         2,074
      325   Husdon United Bancorp.................................         7,332
      100   Irwin Financial Corp. ................................         1,693
      200 * Net.B@nk, Inc. .......................................         2,074
      100   Premier National Bancorp, Inc. .......................         1,300
      100   R&G Financial Co. ....................................           862
      300   Republic Security Financial Corp. ....................         1,668
      504   Sky Financial Group, Inc. ............................         8,284
      200   Sterling Bancshares, Inc. ............................         2,200
      300   W Holding Co., Inc. ..................................         2,737
                                                                     -----------
                                                                          35,761
                                                                     -----------
            BANKS - REGIONAL - 3.65%
      100   1st Source Corp. .....................................         2,062
      200   AMCORE Financial, Inc. ...............................         3,987
      200   Anchor BanCorp Wisconsin, Inc. .......................         3,149
      100   Anchor Financial Corp. ...............................         2,880
      100   Area Bancshares Corp. ................................         1,949
       43   BancFirst Ohio Corp. .................................           832
       20   Banco Santander Puerto Rico...........................           244
      400   BancorpSouth, Inc. ...................................         6,174
      325   BancWest Corp. .......................................         5,951

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            BANKS - REGIONAL - Continued
       45   Bank Atlantic Bancorp, Inc., Class A..................   $       168
      300   Bank Atlantic Bancorp, Inc., Class B..................         1,800
      100   Bank of Granite Corp. ................................         2,037
      200   Bank United Corp. ....................................         6,637
      200   Banknorth Group, Inc. ................................         4,774
        3   BBT Corp. ............................................            80
      100 * BOK Financial Corp. ..................................         1,640
      120   Brenton Banks, Inc. ..................................         1,170
      100   BSB Bancorp, Inc. ....................................         1,974
      105   BT Financial Corp. ...................................         1,804
      100   Cathay Bancorp, Inc. .................................         4,550
      138 * Centennial Bancorp....................................         1,336
       35   Centura Banks, Inc. ..................................         1,445
      100   Century South Banks, Inc. ............................         2,162
      131   Chemical Financial Corp. .............................         3,602
      261   Citizens Banking Corp. ...............................         4,664
      111   City Holding Co. .....................................         1,470
      210   Commerce Bancorp, Inc. ...............................         8,333
      100   Commonwealth Bancorp, Inc. ...........................         1,300
      303   Community First Bankshares, Inc. .....................         5,112
      110   Community Trust Bancorp, Inc. ........................         1,965
      100   Corus Bankshares, Inc. ...............................         2,491
      100   CPB, Inc. ............................................         2,487
      100   CVB Financial Corp. ..................................         1,612
      100   East West Bancorp, Inc. ..............................         1,249
      103   F&M National Corp. ...................................         2,465
      100   FCNB Corp. ...........................................         1,421
      400   First American Financial Corp., Class A...............         6,174
      100   First Busey Corp. ....................................         1,924
      100   First Charter Corp. ..................................         1,387
       35   First Citizens BancShares, Inc., Class A..............         2,208
       37   First Commerce Bancshares, Inc., Class B..............         1,286
      400   First Commonwealth Financial Corp. ...................         4,649
      100   First Federal Capital Corp. ..........................         1,149
      241   First Financial Bancorp...............................         4,292
      100   First Financial Bankshares, Inc. .....................         2,700
      250   First Midwest Bancorp, Inc. ..........................         6,218
      100 * First Republic Bank...................................         1,962
      200   First United Bancshares, Inc. ........................         3,287
      110   FNB Corp. ............................................         2,176
      149 * Friedman, Billings, Ramsey Group, Inc., Class A.......         1,163
      100   Frontier Financial Corp. .............................         1,885

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            BANKS - REGIONAL - Continued
       85   GBC Bancorp...........................................   $     2,368
      100   Glacier Bancorp, Inc. ................................         1,424
      100   Greater Bay Bancorp...................................         4,251
      100 * Hamilton Bancorp, Inc. ...............................         1,837
      100   Harbor Florida Bancshares, Inc. ......................         1,049
      100   Harleysville National Corp. ..........................         2,924
      100   Harris Financial, Inc. ...............................           630
      224 * Imperial Bancorp......................................         4,395
      400   Independence Community Bank Corp. ....................         4,700
      100   Independent Bank Corp. ...............................         1,024
      125   International Bancshares Corp. .......................         5,171
      100   InterWest Bancorp, Inc. ..............................         1,600
      124   Merchants New York Bancorp, Inc. .....................         2,068
      100   Mid-State Bancshares..................................         2,624
      100   Midamerica Bancorp....................................         2,362
      100   Midwest Banc Holdings, Inc. ..........................         1,412
      100   National Bancorp of Alaska, Inc. .....................         3,700
      110   National City Bancshares, Inc. .......................         2,420
      115   National Penn Bancshares, Inc. .......................         2,371
      115   NBT Bancorp, Inc. ....................................         1,214
      100   Niagara Bancorp, Inc. ................................           993
      200 * Ocwen Financial Corp. ................................         1,450
       47   Old Kent Financial Corp. .............................         1,401
      100   Omega Financial Corp. ................................         2,500
      200   One Valley Bancorp, Inc. .............................         6,787
      200   Pacific Capital Bancorp...............................         5,524
      100   Park National Corp. ..................................         9,124
       40   Peoples Holding Co. ..................................           960
      100   PFF Bancorp, Inc. ....................................         1,405
       37 * Republic Bancshares, Inc. ............................           434
      123   Riggs National Corp. .................................         1,667
        5   Roslyn Bancorp, Inc. .................................            84
      200   S&T Bancorp, Inc. ....................................         3,512
      100   Sandy Spring Bancorp, Inc. ...........................         2,374
      100   Second Bancorp, Inc. .................................         1,705
       63   Shoreline Financial Corp. ............................           857
      126 * Silicon Valley Bancshares.............................         7,780
      200   South Financial Group, Inc. ..........................         2,774
      200 * Southwest Bancorporation of Texas, Inc. ..............         3,912
      100   Sterling Financial Corp. .............................         1,937
      200   Susquehanna Bancshares, Inc. .........................         2,762
      100   Texas Regional Bancshares, Inc., Class A..............         2,856
       50 * Three Rivers Bancorp, Inc. ...........................           441

--------------------------------------------------------------------------------

 April 30, 2000 (Unaudited)                                     25
                        SMALL CAP INDEX FUND - CONTINUED

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            BANKS - REGIONAL - Continued
      105   Trust Co. of New Jersey...............................   $     2,021
      300   TrustCo Bank Corp. NY.................................         3,581
      100   U.S. Bancorp, Inc. ...................................           544
      105   U.S.B. Holding Co., Inc. .............................         1,450
      110   UMB Financial Corp. ..................................         3,988
      300   United Bankshares, Inc. ..............................         6,544
      100   United National Bancorp...............................         1,956
      200   Webster Financial Corp. ..............................         4,275
      120   West Coast Bancorp....................................         1,245
      100   Westcorp..............................................         1,381
      145   Whitney Holding Corp. ................................         5,057
                                                                     -----------
                                                                         284,261
                                                                     -----------
            BEVERAGE -
            BREWERS/DISTRIBUTORS - 0.15%
      100 * Beringer Wine Estates Holdings, Inc., Class B.........         3,613
      100 * Canandaigua Brands, Inc., Class A.....................         5,038
      100 * Robert Mondavi Corp., Class A.........................         3,319
                                                                     -----------
                                                                          11,970
                                                                     -----------
            BROADCASTING - 0.68%
      100   Ackerley Group, Inc. .................................         1,300
      233   ACTV, Inc. ...........................................         4,223
      100 * Citadel Communications Corp. .........................         3,906
      100 * Cumulus Media, Inc. ..................................         1,313
      200 * Data Broadcasting Corp. ..............................           981
      300 * Emmis Communications Corp., Class A...................        12,750
      200 * Entercom Communications Corp. ........................         8,500
      100 * On Command Corp. .....................................         2,138
      200 * Paxson Communications Corp. ..........................         1,638
      100 * Radio One, Inc. ......................................         5,800
      100 * SAGA Communications, Inc., Class A....................         2,025
      200 * Sinclair Broadcast Group, Inc. .......................         1,563
      100 * Sirius Satellite Radio, Inc. .........................         3,969
      100 * Source Media, Inc. ...................................           800
      100 * Young Broadcasting, Inc., Class A.....................         2,150
                                                                     -----------
                                                                          53,056
                                                                     -----------

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            BUILDING MATERIALS - 0.58%
      200   Apogee Enterprises, Inc. .............................   $       713
      100   Centex Construction Products, Inc. ...................         3,088
      200 * Comfort Systems USA, Inc. ............................         1,375
      100   Cooper Companies, Inc. ...............................         3,363
      400 * Dal-Tile International, Inc. .........................         3,900
      150   Elcor Corp. ..........................................         4,772
      200   Fedders Corp..........................................         1,175
      100   Florida Rock Industries, Inc. ........................         3,238
      300   Interface, Inc., Class A..............................         1,088
      100   LSI Industries, Inc. .................................         1,788
      100   Matthews International Corp., Class A.................         2,300
       19   Mestek, Inc. .........................................           341
      119 * NCI Building Systems, Inc. ...........................         2,276
      100 * Nortek, Inc. .........................................         2,075
      100   Republic Group, Inc. .................................         1,144
      100 * Simpson Manufacturing Co. ............................         4,525
      136   Texas Industries, Inc. ...............................         4,437
      100 * The Genlyte Group, Inc. ..............................         1,963
      111   Watsco, Inc. .........................................         1,429
                                                                     -----------
                                                                          44,990
                                                                     -----------
            CHEMICAL - MAJOR - 0.20%
      200   Albemarle Corp. ......................................         4,188
      100   Chemed Corp. .........................................         2,988
      100 * Hexcel Corp. .........................................           850
       42 * Invitrogen Corp. .....................................         2,620
      100   Polymer Group, Inc. ..................................         1,163
      100   Spartech Corp. .......................................         3,475
                                                                     -----------
                                                                          15,284
                                                                     -----------
            CHEMICAL - MISCELLANEOUS - 1.43%
      300 * Agribiotech, Inc. ....................................            15
      400 * Airgas, Inc. .........................................         2,350
      100   Arch Chemicals, Inc. .................................         1,975
      134   Brady Corp. ..........................................         3,936
      150   Cambrex Corp. ........................................         6,150
      117   ChemFirst, Inc. ......................................         2,267
      769   CK Witco Corp. .......................................         9,036
      300 * Cytec Industries, Inc. ...............................         9,038
      100   Dexter Corp. .........................................         5,488
      400   Ethyl Corp. ..........................................         1,250
      200   Ferro Corp. ..........................................         4,575
      300 * Fisher Scientific International, Inc. ................        11,981

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            CHEMICAL - MISCELLANEOUS - Continued
      135   Geon Co. .............................................   $     2,953
      200   Georgia Gulf Corp. ...................................         4,813
      100   H.B. Fuller Co. ......................................         3,844
      300   M.A. Hanna Co. .......................................         3,450
      100   MacDermid, Inc. ......................................         2,344
      100   Minerals Technologies, Inc. ..........................         4,625
      100   NL Industries, Inc. ..................................         1,625
      100 * Octel Corp. ..........................................           931
      300   Olin Corp. ...........................................         5,325
      200   OM Group, Inc. .......................................         9,200
      200   Omnova Solutions, Inc. ...............................         1,200
      300   Procurenet, Inc. .....................................            45
      110   Rollins, Inc. ........................................         1,581
      200   Schulman, A. Inc. ....................................         2,575
       37   Stepan Co. ...........................................           793
      200 * U.S. Plastic Lumber Corp. ............................           875
      400 * W.R. Grace & Co. .....................................         5,200
      100   WD-40 Co. ............................................         1,994
                                                                     -----------
                                                                         111,434
                                                                     -----------
            COAL - 0.02%
      108   Arch Coal, Inc. ......................................           581
      100   Consol Energy, Inc. ..................................         1,038
                                                                     -----------
                                                                           1,619
                                                                     -----------
            COMMERCIAL SERVICES - 0.38%
      200 * Billing Concepts Corp. ...............................         1,072
      100 * Carey International, Inc. ............................           925
      100   Central Parking Corp. ................................         2,563
      500 * Century Business Services, Inc. ......................         1,625
      400 * Elot, Inc. ...........................................         1,200
      200 * Integrated Electrical Services, Inc. .................           963
      200 * Iron Mountain, Inc. ..................................         7,000
      100 * IT Group, Inc. .......................................           669
      100 * Lason, Inc. ..........................................           450
      100 * MemberWorks, Inc. ....................................         3,230
      200 * Navigant Consulting Co. ..............................         1,988
      100 * NBC Internet, Inc., Class A...........................         2,313
      124 * Prepaid Legal Services, Inc. .........................         3,968
      100 * Wackenhut Corp., Class A..............................         1,319
                                                                     -----------
                                                                          29,285
                                                                     -----------

--------------------------------------------------------------------------------

 26                                     April 30, 2000 (Unaudited)
                        SMALL CAP INDEX FUND - CONTINUED

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            CONGLOMERATES - 0.12%
      300   Alexander & Baldwin, Inc. ............................   $     6,300
      300 * Ogden Corp. ..........................................         2,944
                                                                     -----------
                                                                           9,244
                                                                     -----------
            CONSUMER FINANCE - 0.43%
      500 * AmeriCredit Corp. ....................................         9,344
      207   Chittenden Corp. .....................................         5,498
      200   Eaton Vance Corp. ....................................         8,463
      200   Metris Companies, Inc. ...............................         7,500
      129   WesBanco, Inc. .......................................         2,935
                                                                     -----------
                                                                          33,740
                                                                     -----------
            CONTAINERS - METAL/GLASS - 0.20%
      200   AptarGroup, Inc. .....................................         5,700
      200   Clarcor, Inc. ........................................         3,600
      100   Greif Brothers Corp., Class A.........................         3,300
      100 * Silgan Holdings, Inc. ................................         1,288
      100 * U.S. Can Corp. .......................................         1,838
                                                                     -----------
                                                                          15,726
                                                                     -----------
            CONTAINERS - PAPER - 0.09%
      100   Chesapeake Corp. .....................................         3,125
      300 * Gaylord Container Corp., Class A......................         1,538
      135 * Ivex Packaging Corp. .................................         1,215
      100   Rock-Tenn Co., Class A................................           919
                                                                     -----------
                                                                           6,797
                                                                     -----------
            COSMETICS/TOILETRIES - 0.04%
      100 * Chattem, Inc. ........................................         1,275
      200 * Playtex Products, Inc. ...............................         2,163
                                                                     -----------
                                                                           3,438
                                                                     -----------
            DRUGS - 3.73%
      200 * Abgenix, Inc. ........................................        17,913
      100 * Algos Pharmaceuticals Corp. ..........................         1,500
      200 * Alkermes, Inc. .......................................        10,650
      124   ALPharma, Inc., Class A...............................         4,790
      300 * AmeriSource Health Corp., Class A.....................         6,000
      100 * Anesta Corp. .........................................         1,888
      100 * Applied Analytical Industries, Inc. ..................           950
      100 * Barr Laboratories, Inc. ..............................         4,319
      133   Bindley Western Industries, Inc. .....................         2,319
      100   Carter-Wallace, Inc. .................................         2,225

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            DRUGS - Continued
      300 * Celgene...............................................   $    14,119
      100 * Cell Pathways, Inc. ..................................         2,594
      200 * Cephalon, Inc. .......................................        11,250
      100 * Chirex, Inc. .........................................         1,700
      148 * Columbia Laboratories, Inc. ..........................         1,397
      100 * COR Therapeutics, Inc. ...............................         7,619
      100 * Corixa Corp. .........................................         3,075
      109 * Coulter Pharmaceutical, Inc. .........................         1,989
      400 * Covance, Inc. ........................................         3,675
      100 * Cygnus, Inc. .........................................         1,250
      300 * Dura Pharmaceuticals, Inc. ...........................         3,900
      100 * GelTex Pharmaceuticals, Inc. .........................         1,594
      100 * Guilford Pharmaceuticals, Inc. .......................         1,738
      200 * Hemispherx Biopharma, Inc. ...........................         1,550
      100   Herbalife International, Inc., Class A................         1,006
      300 * Human Genome Sciences, Inc. ..........................        22,969
      300 * IDEC Pharmaceuticals Corp. ...........................        19,200
      200 * Incyte Pharmaceuticals, Inc. .........................        15,400
      100 * Inhale Therapeutic Systems, Inc. .....................         6,188
      354   Jones Pharma, Inc. ...................................        10,200
      100 * K-V Pharmaceutical Co., Class B.......................         2,625
      150 * King Pharmaceuticals, Inc. ...........................         7,406
      300 * Ligand Pharmaceuticals, Inc., Class B.................         4,013
      100 * MacroChem Corp. ......................................           631
      150 * Medicis Pharmaceutical Corp., Class A.................         6,563
      478 * Millennium Pharmaceuticals, Inc. .....................        37,941
      100   Natures Sunshine Products, Inc. ......................           850
      100 * Neurogen Corp. .......................................         2,925
      200 * Parexel International Corp. ..........................         1,800
      106 * Pathogenesis Corp. ...................................         2,253
      400 * P-Com, Inc. ..........................................         4,325
      100 * Pharmaceutical Resources, Inc. .......................           638
      100 * Pharmacyclics, Inc. ..................................         4,538
      100 * Regeneron Pharmaceuticals, Inc. ......................         2,856
      100 * SafeScience, Inc. ....................................           950
      100 * SangStat Medical Corp. ...............................         2,875
        8 * Shire Pharmaceuticals Group, Plc. - ADR...............           322
      600 * Sicor, Inc. ..........................................         6,788
      100 * SuperGen, Inc. .......................................         3,313
      200 * Triangle Pharmaceuticals, Inc. .......................         1,294
      200 * Vertex Pharmaceuticals, Inc. .........................        10,450
                                                                     -----------
                                                                         290,323
                                                                     -----------

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            ELECTRIC PRODUCTS -
            MISCELLANEOUS - 0.10%
      200   CMP Group, Inc. ......................................   $     5,788
      100   Harmon Industries, Inc. ..............................         1,750
                                                                     -----------
                                                                           7,538
                                                                     -----------
            ELECTRICAL EQUIPMENT - 1.23%
      100 * Aeroflex, Inc. .......................................         3,725
      600 * AMKOR Technologies, Inc. .............................        36,713
      200 * Antec Corp. ..........................................        10,750
      237   Avista Corp. .........................................         7,006
      100 * Benchmark Electronics, Inc. ..........................         4,019
      100   C & D Technologies, Inc. .............................         6,444
      200 * General Semiconductor, Inc. ..........................         4,000
      300 * Intergraph Corp. .....................................         2,044
      200 * Intertan, Inc. .......................................         2,763
      200 * NeoMagic Corp. .......................................           675
       33 * Northeast Optic Network, Inc. ........................         1,848
      100 * Power Integrations, Inc. .............................         2,275
      100 * Power-One, Inc. ......................................         6,825
      100 * Stoneridge, Inc. .....................................         1,319
      100 * Tweeter Home Entertainment Group, Inc. ...............         3,688
      200 * WESCO International, Inc. ............................         1,850
                                                                     -----------
                                                                          95,944
                                                                     -----------
            ELECTRONIC EQUIPMENT - 1.85%
      207   AMETEK, Inc. .........................................         4,256
      200 * Amphenol Corp., Class A...............................        12,750
      200   Belden, Inc. .........................................         5,938
      200 * C-COR Electronics, Inc. ..............................         7,825
      200 * Cable Design Technologies Corp. ......................         6,850
      100 * Dbt Online, Inc. .....................................         1,969
      400 * Digital Microwave Corp. ..............................        14,775
      100 * Electro Rent Corp. ...................................         1,100
      200 * Electro Scientific Industries, Inc. ..................        12,613
      100 * EMCOR Group, Inc. ....................................         2,238
      112 * Esterline Technologies Corp. .........................         1,358
      200   General Cable Corp. ..................................         1,538
       26   General Electric Co. .................................         4,089
      200 * GenRad, Inc. .........................................         1,488
      147 * Identix, Inc. ........................................         2,196
        5 * Juno Lighting, Inc. ..................................            38
      247 * Kemet Corp. ..........................................        18,402
      200 * Kent Electronics Corp. ...............................         5,838

--------------------------------------------------------------------------------

 April 30, 2000 (Unaudited)                                     27
                        SMALL CAP INDEX FUND - CONTINUED

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            ELECTRONIC EQUIPMENT - Continued
      126 * Littelfuse, Inc. .....................................   $     4,473
      200 * Mail-Well, Inc. ......................................         1,788
      200 * Pinnacle Holdings, Inc. ..............................        11,238
      100 * Plexus Corp. .........................................         7,663
      100   Standex International Corp. ..........................         1,644
      100   Thomas Industries, Inc. ..............................         2,013
      100 * Triumph Group, Inc. ..................................         2,688
      300 * UCAR International, Inc. .............................         3,956
      120 * Vicor Corp. ..........................................         3,120
                                                                     -----------
                                                                         143,844
                                                                     -----------
            ELECTRONIC INSTRUMENTS - 3.73%
      200 * Alpha Industries, Inc. ...............................        10,400
      300 * Ampex Corp., Class A..................................           844
      100 * Arguss Holdings, Inc. ................................         2,175
      200   BMC Industries, Inc. .................................         1,000
      100 * BriteSmile, Inc. .....................................           688
      300 * C-Cube Microsystems, Inc. ............................        19,275
      200 * Checkpoint Systems, Inc. .............................         1,788
      300 * Commscope, Inc. ......................................        14,250
      200   CTS Corp. ............................................        12,613
      142 * Dionex Corp. .........................................         5,165
      200 * DSP Group, Inc. ......................................        14,225
      322   Flextronics International, Ltd. ......................        22,621
      127   Gerber Scientific, Inc. ..............................         1,762
      100 * Hadco Corp. ..........................................         8,231
      104   Harman International Industries, Inc. ................         6,799
      200 * Harmonic Lightwaves, Inc. ............................        14,763
      235 * Imation Corp. ........................................         6,595
      313 * InterDigital Communications Corp. ....................         6,475
      100 * ITI Technologies, Inc. ...............................         2,569
      300 * Lattice Semiconductor Corp. ..........................        20,213
      300 * LTX Corp. ............................................        13,725
      200 * MagnaTek, Inc. .......................................         1,663
      200   Methode Electronics, Inc., Class A....................         8,334
       70 * Metromedia Fiber Network, Inc. .......................         2,161
      249 * Mettler-Toledo International, Inc. ...................         8,591
      100 * Molecular Devices Corp. ..............................         4,298
      100   Park Electrochemical Corp. ...........................         2,563
      100 * Performance Food Group Co. ...........................         2,638
      100   Pioneer-Standard Electronics, Inc. ...................         1,531
      296   Pittston Brink's Group................................         4,847
      300 * Read-Rite Corp. ......................................           900

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            ELECTRONIC INSTRUMENTS - Continued
       49 * Rogers Corp. .........................................   $     3,301
      200 * Sawtek, Inc. .........................................         9,563
      200 * Semtech Corp. ........................................        13,638
      500 * Sensormatic Electronics Corp. ........................         8,344
      100   Technitrol, Inc. .....................................         6,800
      300   Tektronix, Inc. ......................................        17,363
      100 * Thermedics, Inc. .....................................           825
      200 * Varian, Inc. .........................................         7,275
                                                                     -----------
                                                                         290,811
                                                                     -----------
            ENTERTAINMENT - 0.56%
      100 * AMC Entertainment, Inc. ..............................           425
      100 * Argosy Gaming Co. ....................................         1,600
      200 * Ascent Entertainment Group, Inc. .....................         3,063
      300 * Aztar Corp. ..........................................         3,581
      100 * Carmike Cinemas, Inc., Class A........................           575
      100 * Dave & Buster's, Inc. ................................           738
      100   Dover Downs Entertainment, Inc. ......................         1,225
      200 * Florida Panthers Holdings, Inc. ......................         1,788
      100   Gaylord Entertainment Co. ............................         2,394
      243 * GTECH Holdings Corp. .................................         5,042
      200 * Hollywood Entertainment Corp. ........................         1,400
      100 * Loews Cineplex Entertainment Corp. ...................           319
      100 * Marvel Enterprises, Inc. .............................           494
      200 * Midway Games, Inc. ...................................         1,325
      100 * Pegasus Communications Corp. .........................        10,913
      128 * Playboy Enterprises, Inc. ............................         2,064
      100 * Steinway Musical Instruments, Inc. ...................         1,963
      150 * THQ, Inc. ............................................         2,325
      209 * Trans World Entertainment Corp. ......................         2,195
                                                                     -----------
                                                                          43,429
                                                                     -----------
            FEDERAL AGENCIES - 0.02%
      100   Federal Agricultural Mortgage Corp. ..................         1,500
                                                                     -----------
            FERTILIZERS - 0.09%
      200   Delta & Pine Land Co. ................................         4,200
      100 * Hines Horticulture, Inc. .............................           797
      200   Mississippi Chemical Corp. ...........................         1,538
      200 * Terra Industries, Inc. ...............................           550
                                                                     -----------
                                                                           7,085
                                                                     -----------

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            FINANCE COMPANIES - 0.23%
      300 * Amresco, Inc. ........................................   $       263
      300 * Associates First Capital Corp. .......................            27
      133   Charter Municipal Mortgage
             Acceptance Co. ......................................         1,588
      100 * Credit Acceptance Corp. ..............................           525
      200   Doral Financial Corp. ................................         2,388
      100 * Financial Federal Corp. ..............................         1,863
      200 * Imperial Credit Industries, Inc. .....................           775
      100   Oriental Financial Group..............................         1,700
      300   Phoenix Investment Partners, Ltd. ....................         2,606
      100   Resource Bancshares
             Mortgage Group, Inc. ................................           500
      100 * SierraCities, Inc. ...................................           600
      100 * Triad Guaranty, Inc. .................................         2,100
      100   Tucker Anthony Sutro Corp. ...........................         1,675
      300 * UniCapital Corp. .....................................           413
       27   WFS Financial, Inc. ..................................           527
                                                                     -----------
                                                                          17,550
                                                                     -----------
            FINANCIAL SERVICES - 0.63%
      100   Advanta Corp. ........................................         1,700
       48   Advest Group, Inc. ...................................           939
      100 * Affiliated Managers Group, Inc. ......................         4,013
       47 * Charles River Associates, Inc. .......................           955
      100 * Coinstar, Inc. .......................................         1,119
      100 * Compucredit Corp. ....................................         3,281
      100 * Corporate Executive Board Co. ........................         5,875
       18   Heller Financial, Inc. ...............................           350
      137   Jefferies Group, Inc. ................................         3,023
      300   Leucadia National Corp. ..............................         6,994
      100   Medallion Financial Corp. ............................         1,656
      100 * NCO Group, Inc. ......................................         3,438
      100 * New Century Financial Corp. ..........................           688
      200   Resource America, Inc. ...............................         1,381
      200   Richmond Count Financial Corp. .......................         3,425
      110   Southwest Securities Group, Inc. .....................         4,524
      100 * Track Data Corp. .....................................           209
      300   United Asset Management Corp. ........................         5,400
                                                                     -----------
                                                                          48,970
                                                                     -----------

--------------------------------------------------------------------------------

 28                                     April 30, 2000 (Unaudited)
                        SMALL CAP INDEX FUND - CONTINUED

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            FOODS - 0.97%
      100 * Agribrands International, Inc. .......................   $     3,744
      100 * American Italian Pasta Co., Class A...................         2,475
      100 * Aurora Foods, Inc. ...................................           481
      300   Chiquita Brands International, Inc. ..................         1,163
      200   Corn Products International, Inc. ....................         4,800
      300 * Del Monte Foods Co. ..................................         2,663
      100   Dreyer's Grand Ice Cream, Inc. .......................         2,400
      300   Earthgrains Co. ......................................         4,219
      200 * Grand Union Co. ......................................           338
      200 * Imperial Sugar Co. ...................................           325
      200 * International Home Foods, Inc. .......................         2,913
      100   International Multifoods Corp. .......................         1,281
      100   Interpool, Inc. ......................................           731
       40 * J & J Snack Foods Corp. ..............................           638
      200   J.M. Smucker Co., Class A.............................         3,200
      200   Lance, Inc. ..........................................         2,125
      100   Michael Foods, Inc. ..................................         2,144
      110   Morrison Management Specialists, Inc. ................         3,046
      400 * NBTY, Inc. ...........................................         7,100
      100   Pilgrims Pride Corp. .................................           744
      185 * Ralcorp Holdings, Inc. ...............................         2,555
       47   Riviana Foods.........................................           743
      200 * Suiza Foods Corp. ....................................         7,788
      100 * The Hain Food Group, Inc. ............................         2,681
      300   Trinity Industries, Inc. .............................         6,675
      100 * United Natural Foods, Inc. ...........................         1,513
      303   Universal Foods Corp. ................................         4,981
      200 * Vlasic Foods International, Inc. .....................           350
      150 * Wild Oats Markets, Inc. ..............................         1,988
                                                                     -----------
                                                                          75,804
                                                                     -----------
            FOOTWEAR - 0.28%
      146 * Genesco, Inc. ........................................         1,889
      100   Justin Industries, Inc. ..............................         1,825
      300 * Reebok International, Ltd. ...........................         5,100
      300   Stride Rite Corp. ....................................         2,531
      100   Timberland Co., Class A...............................         6,938
      300   Wolverine World Wide, Inc. ...........................         3,600
                                                                     -----------
                                                                          21,883
                                                                     -----------

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            FREIGHT - 0.60%
      300   Airborne Freight Corp. ...............................   $     6,431
      200   AMCOL International Corp. ............................         3,275
      300   C. H. Robinson Worldwide, Inc. .......................        15,000
      100   Cascade Natural Gas Corp. ............................         1,613
      100 * Egl, Inc. ............................................         2,294
      138   J.B. Hunt Transport Services, Inc. ...................         2,277
      200 * Kirby Corp. ..........................................         4,138
      200   Overseas Shipholding Group, Inc. .....................         5,238
      100 * Seacor Smit, Inc. ....................................         6,125
                                                                     -----------
                                                                          46,391
                                                                     -----------
            FUNERAL SERVICES - 0.01%
      100 * Carriage Services, Inc. ..............................           394
                                                                     -----------
            GOLD MINING - 0.02%
      845 * Battle Mountain Gold Co. .............................         1,743
                                                                     -----------
            HARDWARE & TOOLS - 0.02%
      100   Barnes Group, Inc. ...................................         1,694
                                                                     -----------
            HEALTHCARE - 1.61%
      122 * Advance Paradigm, Inc. ...............................         1,525
      100 * Alterra Healthcare Corp. .............................           325
      100 * American Retirement Corp. ............................           750
      100 * AmeriPath, Inc. ......................................           781
      300 * Apria Healthcare Group, Inc. .........................         4,181
      106   Block Drug Co., Inc., Class A.........................         3,021
    1,300 * Caremark Rx, Inc. ....................................         8,288
      300 * First Health Group Corp. .............................         9,131
      125 * Gentiva Health Services, Inc. ........................         1,086
      100 * Hanger Orthopedic Group, Inc. ........................           500
      200 * Henry Schein, Inc. ...................................         2,797
      400   Hooper Holmes, Inc. ..................................         6,950
      200 * ImClone Systems, Inc. ................................        18,200
      100 * IMPATH, Inc. .........................................         4,600
      200   Invacare Corp. .......................................         5,350
      400 * Laboratory Corp. of America Holdings..................         2,375
      200 * LCA-Vision, Inc. .....................................           725
      200 * Matria Healthcare, Inc. ..............................           888
      100 * MAXIMUS, Inc. ........................................         2,356
      232 * Medquist, Inc. .......................................         8,222
      134   Mentor Corp. .........................................         2,370
      100 * NCS HealthCare, Inc., Class A.........................            81
      100 * Ocular Sciences, Inc. ................................         1,656
      100 * Onhealth Network Co. .................................           372

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            HEALTHCARE - Continued
      200 * Patterson Dental Co. .................................   $     9,625
      119 * Pharmaceutical Product
            Development, Inc. ....................................         2,001
      500 * PhyCor, Inc. .........................................           297
      100 * Province Healthcare Co. ..............................         2,888
      500 * Quorum Health Group, Inc. ............................         5,313
      300 * Renal Care Group, Inc. ...............................         6,694
      213 * Respironics, Inc. ....................................         3,461
      200 * Sierra Health Services, Inc. .........................           713
      400 * Steris Corp. .........................................         3,600
      144 * Sunrise Medical, Inc. ................................           756
      500 * Total Renal Care Holdings, Inc. ......................         1,438
      388 * US Oncology, Inc. ....................................         1,334
       42   Vital Signs, Inc. ....................................           840
                                                                     -----------
                                                                         125,490
                                                                     -----------
            HEAVY DUTY TRUCKS/PARTS - 0.20%
      100   Bandag, Inc. .........................................         2,388
      100   Detroit Diesel Corp. .................................         1,550
      300   Federal Signal Corp. .................................         6,094
      200 * Terex Corp. ..........................................         3,125
      103   Titan International, Inc. ............................           708
      138   Wabash National Corp. ................................         2,010
                                                                     -----------
                                                                          15,875
                                                                     -----------
            HOME BUILDERS - 0.49%
      300   D R Horton, Inc. .....................................         3,881
      100 * Del Webb Corp. .......................................         1,494
      300 * Fairfield Communities, Inc. ..........................         2,719
      300   Kaufman & Broad Home Corp. ...........................         5,775
      100   M.D.C. Holdings, Inc. ................................         1,906
      100 * NVR, Inc. ............................................         6,225
      100 * Palm Harbor Homes, Inc. ..............................         1,650
      200   Pulte Corp. ..........................................         4,300
      100   Ryland Group, Inc. ...................................         2,013
      200   Standard Pacific Corp. ...............................         2,013
      134 * Toll Brothers, Inc. ..................................         2,906
      100 * U.S. Home Corp. ......................................         3,581
                                                                     -----------
                                                                          38,463
                                                                     -----------

--------------------------------------------------------------------------------

 April 30, 2000 (Unaudited)                                     29
                        SMALL CAP INDEX FUND - CONTINUED

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            HOSPITAL MANAGEMENT - 0.37%
      600 * Beverly Enterprises, Inc. ............................   $     2,025
      400 * Coventry Health Care, Inc. ...........................         4,250
      100 * DVI, Inc. ............................................         1,388
      200 * Eclipsys Corp. .......................................         1,600
      200 * Lifepoint Hospitals, Inc. ............................         3,425
      200 * Magellan Health Services, Inc. .......................           750
      300 * Orthodontic Centers of America, Inc. .................         6,356
      100 * Pediatrix Medical Group, Inc. ........................           825
       17 * Simione Central Holdings, Inc. .......................            37
      100 * Sunrise Assisted Living, Inc. ........................         1,575
      200 * Triad Hospitals, Inc. ................................         3,438
      400 * Ventas, Inc. .........................................         1,575
      139 * Veterinary Centers of America, Inc. ..................         1,877
                                                                     -----------
                                                                          29,121
                                                                     -----------
            HOSPITAL SUPPLIES - 0.69%
      100 * Acuson Corp. .........................................         1,231
      100   Arrow International, Inc. ............................         3,413
      300 * Bio-Technology General Corp. .........................         4,219
      200 * Coherent, Inc. .......................................        11,563
      100 * CONMED Corp. .........................................         2,613
      100   Datascope Corp. ......................................         3,313
      100   Diagnostic Products Corp. ............................         3,069
      200 * Isis Pharmaceuticals, Inc. ...........................         2,225
      100   Landauer, Inc. .......................................         1,838
      200   Owens & Minor, Inc. ..................................         2,400
      500 * PSS World Medical, Inc. ..............................         4,297
      100 * Scott Technologies Inc. ..............................         1,950
      300 * Summit Technology, Inc. ..............................         2,663
      100 * TECHE Corp. ..........................................         7,113
      200 * Theragenics Corp. ....................................         1,988
                                                                     -----------
                                                                          53,895
                                                                     -----------
            HOUSEHOLD PRODUCTS - 0.30%
      100   Bush Industries, Inc. ................................         1,500
      300   Church & Dwight Co., Inc. ............................         5,363
      150 * Cost Plus, Inc. ......................................         4,584
      100   Libbey, Inc. .........................................         3,050
      100 * Select Comfort Corp. .................................           434
      100 * Tuesday Morning Corp. ................................         1,250
      400   Tupperware Corp. .....................................         7,550
                                                                     -----------
                                                                          23,731
                                                                     -----------

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            HUMAN RESOURCES - 0.46%
       35   Adecco SA - ADR ......................................   $     3,647
      100 * AHL Services, Inc. ...................................           969
      100 * Cornell Corrections, Inc. ............................           900
      100 * Heidrick & Struggles International, Inc. .............         3,600
      380 * Interim Services, Inc. ...............................         6,508
      115   Kelly Services, Inc., Class A.........................         2,710
      100 * Korn/Ferry International..............................         2,650
      230 * Labor Ready, Inc. ....................................         2,084
      200 * Metamor Worldwide, Inc. ..............................         3,875
      200 * Personnel Group of America, Inc. .....................         1,050
      100 * Probusiness Services, Inc. ...........................         2,638
      100 * Provant, Inc. ........................................           553
      300 * Romac International, Inc. ............................         3,094
      111 * Staff Leasing, Inc. ..................................           416
      200 * Staffmark, Inc. ......................................         1,313
                                                                     -----------
                                                                          36,007
                                                                     -----------
            INFORMATION PROCESSING - 1.68%
      100 * Administaff, Inc. ....................................         4,025
      160 * Advent Software, Inc. ................................         8,400
      300 * American Management Systems, Inc. ....................        11,100
      200 * Ashton Technology Group, Inc. ........................           950
      100 * CACI International, Inc. .............................         2,344
       46 * CAIS Internet, Inc. ..................................           610
      200 * ChoicePoint, Inc. ....................................         7,600
      300 * CHS Electronics, Inc. ................................            26
      200 * Complete Business Solutions, Inc. ....................         4,575
      100 * F.Y.I., Inc. .........................................         2,681
      129 * Fritz Companies, Inc. ................................         1,242
        5   Global Sources, Ltd. .................................           176
      100 * Go2Net, Inc ..........................................         5,950
      100 * InfoUSA, Inc., Class B................................           581
      100 * Intraware, Inc. ......................................         1,600
      100 * Launch Media, Inc. ...................................         1,044
      300 * Learn2.com, Inc. .....................................           844
       31 * Mapquest.Com..........................................           577
      100 * Maxwell Technologies, Inc. ...........................         1,513
      200 * Micrel, Inc. .........................................        17,300
      100 * Nextera Enterprises, Inc., Class A....................           663
      200 * Pegasystems, Inc. ....................................         1,775
      300 * Quanta Services, Inc. ................................        13,931
      300 * Rare Medium Group, Inc. ..............................         6,169

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            INFORMATION PROCESSING - Continued
      266 * S1 Corp. .............................................   $    14,447
      117 * Sipex Corp. ..........................................         2,676
      110 * Spyglass, Inc. .......................................         5,830
      526 * Sybase, Inc. .........................................        10,619
      231 * Systemax, Inc. .......................................         1,776
      100 * Wavo Corp. ...........................................           256
                                                                     -----------
                                                                         131,280
                                                                     -----------
            INFORMATION PROCESSING -
            BUSINESS SOFTWARE - 2.52%
      100 * 24/7 Media, Inc. .....................................         1,963
      200 * Actuate Software Corp. ...............................         5,988
       30 * Appliedtheory Corp. ..................................           330
      200 * Aspect Development, Inc. .............................        13,825
      200 * Aspen Technology, Inc. ...............................         7,075
      200 * AXENT Technologies, Inc. .............................         4,025
      200 * Beyond.Com Corp. .....................................           438
      200 * Bindview Development Corp. ...........................         1,613
      100 * Brio Technology, Inc. ................................         2,475
      200 * Cerner Corp. .........................................         4,413
      300 * Ciber, Inc. ..........................................         5,419
      100 * Concur Technologies, Inc. ............................           763
      100 * Echelon Corp. ........................................         3,256
      100 * Engineering Animation, Inc. ..........................           847
      258 * Epicor Software Corp. ................................         1,032
      200 * Exchange Applications, Inc. ..........................         2,438
      100 * First Consulting Group, Inc. .........................           900
      100 * Great Plains Software, Inc. ..........................         4,231
      250 * Harbinger Corp. ......................................         4,719
      200 * HNC Software, Inc. ...................................         9,900
      200 * Infocure Corp. .......................................         1,825
      100 * Informatica Corp. ....................................         4,194
    1,750 * Informix Corp. .......................................        19,250
      200 * ISS Group, Inc. ......................................        18,088
      200 * Macrovision Corp. ....................................         9,775
      100 * Mediconsult.com, Inc. ................................           205
      100 * Mercator Software, Inc. ..............................         3,681
       42 * Metro Information Services, Inc. .....................           572
      135 * Micromuse, Inc. ......................................        13,247
      500 * Microstrategy, Inc. ..................................        12,938
      100 * Multex.com, Inc. .....................................         2,031
      100 * Navarre Corp. ........................................           269
      100 * Net Perceptions, Inc. ................................         1,938

--------------------------------------------------------------------------------

 30                                     April 30, 2000 (Unaudited)
                        SMALL CAP INDEX FUND - CONTINUED

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            INFORMATION PROCESSING -
            BUSINESS SOFTWARE - Continued
      100 * Onyx Software Corp. ..................................   $     2,131
      333 * Peregrine Systems, Inc. ..............................         8,013
      100 * Pervasive Software, Inc. .............................           703
      100 * Proxicom, Inc. .......................................         3,419
      200 * Quadramed Corp. ......................................           781
      200 * SAGA Systems, Inc. ...................................         3,725
      100 * Sanchez Computer Associates, Inc. ....................         1,938
      150 * SERENA Software, Inc. ................................         3,281
      100 * Ss&c Technologies, Inc. ..............................           438
      100 * Webtrend Corp. .......................................         3,281
      100 * Zomax, Inc. ..........................................         4,731
                                                                     -----------
                                                                         196,104
                                                                     -----------
            INFORMATION PROCESSING -
            COMPUTER HARDWARE - 0.75%
      100 * Anacomp, Inc. ........................................         1,213
      215 * Artesyn Technologies, Inc. ...........................         5,214
      335 * Concurrent Computer Corp. ............................         3,350
      100 * Cyberian Outpost, Inc. ...............................           531
      100 * Cybex Computer Products Corp. ........................         2,738
      100 * Egghead.com, Inc. ....................................           466
      200 * Hutchinson Technology, Inc. ..........................         2,550
    1,700 * Iomega Corp. .........................................         6,056
      400 * Komag, Inc. ..........................................         1,175
      400 * Maxtor Corp. .........................................         4,775
      200 * MEMC Electronic Materials, Inc. ......................         3,475
      100 * Mercury Computer Systems, Inc. .......................         3,844
      500 * Merisel, Inc. ........................................           672
      100 * Miami Computer Supply Corp. ..........................         2,092
      226 * Micron Electronics, Inc. .............................         2,415
      100 * MIPS Technologies, Inc., Class A......................         2,888
      100 * Netopia, Inc. ........................................         4,175
      133 * OEA, Inc. ............................................         1,330
      140 * PubliCARD, Inc. ......................................           849
      150 * Radiant Systems, Inc. ................................         2,794
      800 * Western Digitial Corp. ...............................         5,550
                                                                     -----------
                                                                          58,152
                                                                     -----------
            INFORMATION PROCESSING -
            COMPUTER SERVICES - 1.03%
      200 * Answerthink Consulting Group, Inc. ...................         3,850
      300 * Cambridge Technology Partner, Inc. ...................         3,300

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            INFORMATION PROCESSING -
            COMPUTER SERVICES - Continued
       31 * Catapult Comm Corp. ..................................   $       258
      201 * Computer Horizons Corp. ..............................         2,764
      105 * Computer Task Group, Inc. ............................           893
      100 * Cotelligent, Inc. ....................................           644
       32 * Creative Computers, Inc. .............................           246
      103 * Datastream Systems, Inc. .............................         1,442
      100 * Digital River, Inc. ..................................         1,500
      300 * Eloyalty Corp. .......................................         4,931
      125   Factset Research Systems, Inc. .......................         3,594
      100 * Flashnet Communication................................           353
      100 * Globix Corp. .........................................         2,250
      300 * Igate Capital Corp. ..................................         9,000
      100 * IVillage, Inc. .......................................         1,006
       20 * Latitude Communications, Inc. ........................           290
      200 * Messagemedia, Inc. ...................................         1,100
      123 * OneMain.com, Inc. ....................................           784
      150 * Pegasus Systems, Inc. ................................         2,663
      200 * Presstek, Inc. .......................................         4,200
      100 * Sagent Technology, Inc. ..............................           794
      100 * Source Information Management Co. ....................         1,475
      200 * SVI Holdings, Inc. ...................................         1,838
       33 * Syntel, Inc. .........................................           367
      300 * Tyler Technologies, Inc. .............................         1,613
      150 * USinternetworking, Inc. ..............................         3,731
      400 * Verticalnet, Inc. ....................................        21,600
      100 * Zixit Corp. ..........................................         3,694
                                                                     -----------
                                                                          80,180
                                                                     -----------

            INFORMATION PROCESSING -
            CONSUMER SOFTWARE - 1.08%
      100 * 3DFX Interactive, Inc. ...............................         1,038
    1,200 * BroadVision, Inc. ....................................        52,725
      200 * Caprock Communications Corp. .........................         6,700
      100 * Efax.com, Inc. .......................................           219
      100 * Imrglobal Corp. ......................................         1,288
      200 * MTI Technology Corp. .................................         3,100
      200 * Open Market, Inc. ....................................         2,063
      100 * SCM Microsystems, Inc. ...............................         7,913
      200 * Verity, Inc. .........................................         6,488
      100 * Worldgate Communication, Inc. ........................         2,356
                                                                     -----------
                                                                          83,890
                                                                     -----------

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            INFORMATION PROCESSING -
            DATA SERVICES - 4.28%
      200 * Activision, Inc. .....................................   $     1,250
      200 * Advanced Digital Information Corp. ...................         4,913
      138   Analysts International Corp. .........................         1,535
      137 * Anixter International, Inc. ..........................         4,615
      105 * Applied Graphics Technologies, Inc. ..................           555
       46 * At Home Corp. ........................................           857
      200 * Auspex Systems, Inc. .................................         1,525
      249 * Avant! Corp. .........................................         4,482
      100 * Barra, Inc. ..........................................         4,213
      100 * Bell & Howell Co. ....................................         2,656
      100 * Black Box Corp. ......................................         7,694
      100 * Brooktrout Technology, Inc. ..........................         2,700
      100 * CCC Information Services Group, Inc. .................         1,388
      200 * Computer Network Technology Corp. ....................         3,225
       42 * Computer Sciences Corp. ..............................         3,426
      114 * Cybercash, Inc. ......................................           844
      100 * Documentum, Inc. .....................................         5,900
      100 * Excalibur Technologies Corp. .........................         3,550
      100   Fair Issac & Co., Inc. ...............................         4,231
      209 * FileNet Corp. ........................................         6,139
      232 * GT Interactive Software Corp. ........................           479
      200   Henry Jack & Associates, Inc. ........................         7,900
      200 * Hyperion Solutions Corp. .............................         6,066
      100 * IDX Systems Corp. ....................................         1,694
      100 * In Focus Systems, Inc. ...............................         2,994
      200 * Information Resources, Inc. ..........................         1,263
      100   Innovex, Inc. ........................................           875
      100 * INSpire Insurance Solutions, Inc. ....................           300
      133 * JDA Software Group, Inc. .............................         2,477
      100 * Kronos, Inc. .........................................         3,213
      100 * Learning Tree International, Inc. ....................         4,794
      132 * Manugistics Group, Inc. ..............................         5,651
      114 * Mapics, Inc. .........................................           755
      400 * Mentor Graphics Corp. ................................         5,250
      500 * Mercury Interactive Corp. ............................        45,000
      100 * MICROS Systems, Inc. .................................         4,025
      100   MTS Systems Corp. ....................................           756
      200   National Computer Systems, Inc. ......................        10,288
      150 * National Instruments Corp. ...........................         7,313
      100 * Network Peripherals, Inc. ............................         2,800
      109 * Nvidia Corp. .........................................         9,715
      300 * Paxar Corp. ..........................................         3,056

--------------------------------------------------------------------------------

 April 30, 2000 (Unaudited)                                     31
                        SMALL CAP INDEX FUND - CONTINUED

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            INFORMATION PROCESSING -
            DATA SERVICES - Continued
      200 * Phoenix Technologies, Ltd. ...........................   $     3,925
      200 * Pinnacle Systems, Inc. ...............................         4,800
      200 * Policy Management Systems Corp. ......................         2,650
      100 * Primark Corp. ........................................         2,700
      250 * Profit Recovery Group International, Inc. ............         4,391
      200 * Progress Software Corp. ..............................         4,000
      100 * Project Software & Development, Inc. .................         3,050
      118 * ProxyMed, Inc. .......................................           192
       12 * PsiNet, Inc. .........................................           278
      100 * QRS Corp. ............................................         3,300
      100 * Radisys Corp. ........................................         4,138
      200 * Renaissance Worldwide, Inc. ..........................           750
      500 * S3, Inc. .............................................         7,031
      316 * Sandisk Corp. ........................................        28,954
      100 * Santa Cruz Operation, Inc. ...........................           606
      100   Schawk, Inc. .........................................           819
      104 * Solectron Corp. ......................................         4,869
      100   SPSS, Inc. ...........................................         2,850
      231 * Structural Dynamic Research Corp. ....................         3,090
      143 * Sykes Enterprises, Inc. ..............................         2,860
      208 * Systems & Computer Technology Corp. ..................         4,901
      300   Technology Solutions Co. .............................         1,969
      100 * Telescan, Inc. .......................................           988
      211 * Transaction Systems Architects, Inc., Class A.........         3,442
      100 * Volt Information Sciences, Inc. ......................         3,456
      300 * Wave Systems Corp. ...................................         5,756
      384 * Wind River Systems, Inc. .............................        16,392
      200 * Xircom, Inc. .........................................         7,888
      200 * Zebra Technologies Corp., Class A.....................        11,400
                                                                     -----------
                                                                         333,807
                                                                     -----------
            INFORMATION PROCESSING -
            NETWORKING - 1.19%
      100 * ACT Networks, Inc. ...................................         1,238
      200 * Advanced Radio Telecom Corp. .........................         3,338
       60 * Akamai Technologies, Inc. ............................         5,890
      150 * Apex, Inc. ...........................................         4,434
      200 * Banyan Systems, Inc. .................................         2,775
      300 * Concentric Network Corp. .............................        13,050
      100 * Concord Communications, Inc. .........................         2,800
      200 * Emulex Corp. .........................................         9,075

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            INFORMATION PROCESSING -
            NETWORKING - Continued
      103 * Entrust Technologies, Inc. ...........................   $     5,060
      100 * HearMe, Inc. .........................................           730
      100 * Hypercom Corp. .......................................         1,463
      200 * INTL Fibercom Inc. ...................................         3,638
      300 * Picturetel Corp. .....................................         1,275
      200 * Remedy Corp. .........................................        10,625
      233 * RSA Security, Inc. ...................................        13,674
       29 * RWD Technologies, Inc. ...............................           232
      100 * Softnet Systems, Inc. ................................         1,500
      100 * TheGlobe.com, Inc. ...................................           356
      200 * Visual Networking, Inc. ..............................         7,800
      100 * YouthStream Media Networks, Inc. .....................           638
      200 * Ziff-Davis, Inc. .....................................         1,963
      100 * Ziff-Davis, Inc. - ZDNET..............................         1,244
                                                                     -----------
                                                                          92,798
                                                                     -----------
            INSURANCE - CASUALTY - 0.46%
      100 * Acceptance Insurance Co., Inc. .......................           444
      100   Baldwin & Lyons, Inc., Class B........................         1,963
       23   Chubb Corp. ..........................................         1,463
      200   Commerce Group, Inc. .................................         5,900
      100   E.W. Blanch Holdings, Inc. ...........................         2,225
      100 * FPIC Insurance Group, Inc. ...........................         1,438
      200 * Frontier Insurance Group, Inc. .......................           163
      300   HCC Insurance Holdings, Inc. .........................         3,525
      100 * Philadelphia Consolidated Holdings Co. ...............         1,538
      100 * PICO Holdings Inc. ...................................         1,050
      100   PMA Capital Corp. ....................................         1,825
      400   Reliance Group Holdings, Inc. ........................         1,100
      100 * Risk Capital Holdings, Inc. ..........................         1,539
      100   RLI Corp. ............................................         3,213
      200   Selective Insurance Group, Inc. ......................         3,788
      100   State Auto Financial Corp. ...........................         1,000
      100   Stewart Information Services Corp. ...................         1,425
      200 * Superior National Insurance Group, Inc. ..............            46
      100   Trenwick Group, Inc. .................................         1,413
       44   United Fire & Casualty Co. ...........................           770
                                                                     -----------
                                                                          35,828
                                                                     -----------
            INSURANCE - LIFE - 0.24%
      300   Mony Group, Inc. .....................................         9,281
      200   Presidential Life Corp. ..............................         3,184

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            INSURANCE - LIFE - Continued
      100   StanCorp Financial Group, Inc. .......................   $     2,913
      200 * UICI..................................................           875
      100   W. R. Berkley Corp. ..................................         2,113
                                                                     -----------
                                                                          18,366
                                                                     -----------
            INSURANCE - MISCELLANEOUS - 0.71%
       30   Ace, Ltd. ............................................           718
      200   Arthur J. Gallagher & Co. ............................         7,450
      100   Brown & Brown, Inc. ..................................         4,013
      200   Crawford & Co., Class B...............................         2,750
      110   Fidelity National Financial, Inc. ....................         1,623
      100   Harleysville Group, Inc. .............................         1,606
      100   Hilb, Rogal & Hamilton Co. ...........................         2,831
      200   HSB Group, Inc. ......................................         5,800
      100   Liberty Corp. ........................................         3,281
      300 * Mid Atlantic Medical Services, Inc....................         2,794
      400   Ohio Casualty Corp. ..................................         6,650
      206   Radian Group, Inc. ...................................        10,493
      100   SCPIE Holdings, Inc. .................................         2,956
      100   Zenith National Insurance Corp. ......................         2,450
                                                                     -----------
                                                                          55,415
                                                                     -----------
            INSURANCE - MULTILINE - 0.34%
      300   Alfa Corp. ...........................................         5,400
        1   Allstate Corp. .......................................            24
      100   American Annuity Group, Inc. .........................         1,669
      100   AmerUs Life Holdings, Inc. ...........................         1,994
      108   Argonaut Group, Inc. .................................         1,850
      107   CNA Surety Corp. .....................................         1,578
      106 * Delphi Financial Group, Inc., Class A.................         3,054
      100   FBL Financial Group, Inc., Class A....................         1,550
      100 * HealthAxis, Inc. .....................................           525
      300   Horace Mann Educators Corp. ..........................         4,369
      100   LandAmerica Financial Group, Inc. ....................         1,763
      152 * Medical Assurance, Inc. ..............................         2,014
       59 * Professionals Group, Inc. ............................         1,044
                                                                     -----------
                                                                          26,834
                                                                     -----------
            LEISURE TIME - 0.72%
      300 * Acclaim Entertainment, Inc. ..........................           820
      100 * Action Performance Co., Inc. .........................           925
      100 * American Classic Voyages Co. .........................         2,006
      500 * AMF Bowling, Inc. ....................................           969

--------------------------------------------------------------------------------

 32                                     April 30, 2000 (Unaudited)
                        SMALL CAP INDEX FUND - CONTINUED

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            LEISURE TIME - Continued
      200 * Bally Total Fitness Holding Corp. ....................   $     4,475
      200 * Boyd Gaming Corp. ....................................         1,013
      500   Callaway Golf Co. ....................................         8,313
      100   Churchill Downs, Inc. ................................         2,469
      200 * Dollar Thrifty Automotive Group, Inc. ................         4,200
      200 * Handleman Co. ........................................         2,400
      100 * JAKKS Pacific, Inc. ..................................         1,838
      200 * Pinnacle Entertainment, Inc. .........................         4,013
      200   Polaris Industries, Inc. .............................         6,125
      100 * Scotts Co. ...........................................         3,613
      200 * Station Casinos, Inc. ................................         5,700
      233 * Sunterra Corp. .......................................           481
      100 * Travelocity.co, Inc. .................................         1,763
      144 * Vail Resorts, Inc. ...................................         2,322
      100   Winnebago Industries, Inc. ...........................         1,700
      148 * WMS Industries, Inc. .................................         1,295
                                                                     -----------
                                                                          56,440
                                                                     -----------
            LODGING - 0.32%
      400 * Choice Hotels International, Inc. ....................         5,275
      100   Deltic Timber Corp. ..................................         2,200
      500 * Extended Stay America, Inc. ..........................         4,469
      200 * Lodgian, Inc. ........................................           613
      100   Marcus Corp. .........................................         1,069
      308   Meristar Hospitality Corp. ...........................         6,083
      315 * Prime Hospitality Corp. ..............................         2,914
      100 * U.S. Franchise Systems, Inc. .........................           481
      900 * Wyndham International, Inc. ..........................         1,856
                                                                     -----------
                                                                          24,960
                                                                     -----------
            MACHINE TOOLS - 0.43%
      275 * Gilead Sciences, Inc. ................................        14,902
       43   L.S. Starrett Co. ....................................         1,043
      200   Milacron, Inc. .......................................         3,650
      100 * PRI Automation, Inc. .................................         7,988
      200   Roper Industries, Inc. ...............................         6,300
                                                                     -----------
                                                                          33,883
                                                                     -----------
            MACHINERY - AGRICULTURE - 0.12%
      400   AGCO Corp. ...........................................         4,750
      100   Lindsay Manufacturing Co. ............................         1,788
      100   Toro Co. .............................................         3,075
                                                                     -----------
                                                                           9,613
                                                                     -----------

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            MACHINERY - CONSTRUCTION &
            CONTRACTS - 0.46%
      100 * Astec Industries, Inc. ...............................   $     2,513
      100 * CDI Corp. ............................................         2,250
      120   CMI Corp., Class A....................................           488
      100   Columbus McKinnon Corp. ..............................         1,400
      300   Foster Wheeler Corp. .................................         2,756
      121   Granite Construction, Inc. ...........................         2,874
      129 * Insituform Technologies, Inc., Class A................         4,330
      142 * Jacobs Engineering Group, Inc. .......................         4,446
      146   Kaman Corp., Class A .................................         1,551
      302   Lennar Corp. .........................................         5,625
      206 * Morrison Knudsen Corp. ...............................         1,893
      200 * National Equipment Services, Inc. ....................         1,400
      300 * Nationsrent, Inc. ....................................         1,444
      100 * Neff Corp. ...........................................           450
      100   Sauer, Inc. ..........................................           869
      100 * Stone & Webster, Inc. ................................         1,319
                                                                     -----------
                                                                          35,608
                                                                     -----------
            MACHINERY -
            INDUSTRIAL/SPECIALTY - 1.77%
      200   AAR Corp. ............................................         3,013
      121 * Albany International Corp., Class A ..................         1,838
      135   Applied Industrial Technologies, Inc. ................         2,346
      300   Applied Power, Inc., Class A .........................         8,588
      200 * Asyst Technologies, Inc. .............................        10,700
      208   Baldor Electric Co. ..................................         3,861
      207 * Blount International, Inc. ...........................         2,717
      117 * Burlington Coat Factory Warehouse Corp. ..............         1,755
      104 * Chart Industries, Inc. ...............................           345
      100   Exide Corp. ..........................................           963
      241   Flowserve Corp. ......................................         3,404
      100 * Gardner Denver, Inc. .................................         1,744
      100   Graco, Inc. ..........................................         3,388
      144   Helix Technology Corp. ...............................         7,353
      200   Hughes Supply, Inc. ..................................         3,050
      200   IDEX Corp. ...........................................         6,250
      104 * Ionics, Inc. .........................................         2,444
      300   JLG Industries, Inc. .................................         2,850
      200 * Kulicke & Soffa Industries, Inc. .....................        15,663
      147   Lilly Industries, Inc., Class A.......................         1,599
      241   Lincoln Electric Holdings, Inc. ......................         4,590

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            MACHINERY -
            INDUSTRIAL/SPECIALTY - Continued
      150   Manitowoc Co., Inc. ..................................   $     4,978
      200   Newport News Shipbuilding, Inc. ......................         6,675
      100   Nordson Corp. ........................................         4,469
      135   Regal-Beloit Corp. ...................................         2,438
      100   Robbins & Myers, Inc. ................................         2,438
      100 * Specialty Equipment Companies, Inc. ..................         2,063
      200 * Speedfam-ipec, Inc. ..................................         3,163
      100 * SPS Technologies, Inc. ...............................         3,138
      200   Stewart & Stevenson Services, Inc. ...................         2,413
      250 * Stillwater Mining Co. ................................         7,000
      100   Tennant Co. ..........................................         3,481
      300   Timken Co. ...........................................         5,550
      108   Watts Industries, Inc., Class A ......................         1,445
                                                                     -----------
                                                                         137,712
                                                                     -----------
            MEDICAL TECHNOLOGY - 2.27%
      100 * Affymetrix, Inc. .....................................        13,506
      100 * Aviron................................................         2,406
      100 * Biomatrix, Inc. ......................................         1,906
      100 * Bio-Rad Laboratories, Inc., Class A ..................         2,550
      300   Celera Genomics ......................................        24,750
      115 * Cyberonics, Inc. .....................................         2,343
      200 * Cytyc Corp. ..........................................         8,950
      200 * Dendrite International, Inc. .........................         4,575
      100 * Duramed Pharmaceuticals, Inc. ........................           472
      122 * Eclipse Surgical Technologies, Inc. ..................           511
      100 * Entremed, Inc. .......................................         5,244
      100 * Enzo Biochem, Inc. ...................................         4,050
      200 * Enzon, Inc. ..........................................         7,450
      100 * Gliatech, Inc. .......................................         1,525
      200 * Haemonetics Corp. ....................................         4,600
      200 * IDEXX Laboratories, Inc. .............................         5,250
      100 * IGEN International, Inc. .............................         1,594
      200 * Laser Vision Centers, Inc. ...........................           813
      115 * LaserSight, Inc. .....................................           575
      300 * Liposome, Inc. .......................................         5,250
      100 * Novoste Corp. ........................................         4,100
      200 * On Assignment, Inc. ..................................         6,275
      200 * Organogenesis, Inc. ..................................         2,288
      100 * Osteotech, Inc. ......................................           713
      181 * Per-Se Technologies, Inc. ............................         1,233
      121 * Protein Design Labs, Inc. ............................        12,282

--------------------------------------------------------------------------------

 April 30, 2000 (Unaudited)                                     33
                        SMALL CAP INDEX FUND - CONTINUED

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            MEDICAL TECHNOLOGY - Continued
      300 * Quest Diagnostics, Inc. ..............................   $    17,456
      100 * Res-Care, Inc. .......................................         1,094
      200 * ResMed, Inc. .........................................         6,800
      124 * Serologicals Corp. ...................................           450
      300 * Sunrise Technologies, Inc. ...........................         1,931
      100 * Syncor International Corp. ...........................         4,125
      101 * Thermo Cardiosystems, Inc. ...........................         1,155
      100 * Transkaryotic Therapies, Inc. ........................         2,994
      100 * Trex Medical Corp. ...................................           275
      200 * Varian Medical Systems, Inc. .........................         8,000
      100 * Ventana Medical Systems, Inc. ........................         2,819
      100 * Vical, Inc. ..........................................         1,800
      100   West Pharmaceutical Services, Inc. ...................         2,444
                                                                     -----------
                                                                         176,554
                                                                     -----------
            MERCHANDISE - DRUG - 0.16%
      100 * Duane Reade, Inc. ....................................         3,000
       45 * Medimmune, Inc. ......................................         7,197
      400 * Perrigo Co. ..........................................         2,275
                                                                     -----------
                                                                          12,472
                                                                     -----------
            MERCHANDISE - SPECIALTY - 1.48%
      100 * Advanced Energy Industries, Inc. .....................         6,900
      200 * Ames Department Stores, Inc. .........................         3,588
      100   Arctic Cat, Inc. .....................................         1,006
      144 * Avid Technology, Inc. ................................         1,980
      200 * Barnesandnoble.com, Inc. .............................         2,188
      200 * Bombay Co., Inc. .....................................           725
      346 * Boyds Collection, Ltd. ...............................         2,163
      300   Caseys General Stores, Inc. ..........................         3,506
      200   Cash America International, Inc. .....................         1,800
      131 * Central Garden & Pet Co. .............................         1,376
      600 * Charming Shoppes, Inc. ...............................         4,050
      300 * Compucom Systems, Inc. ...............................         1,031
      200 * Copart, Inc. .........................................         3,450
      112 * Daisytek International Corp. .........................         1,372
      108 * Department 56, Inc. ..................................           986
      200 * Earthshell Corp. .....................................           650
      100   Enesco Group, Inc. ...................................           450
      112 * Finish Line, Inc. ....................................         1,183
      100 * Fossil, Inc. .........................................         2,075
      100 * Franklin Covey Co. ...................................           913
      100 * Guitar Center, Inc. ..................................         1,363

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            MERCHANDISE - SPECIALTY - Continued
      100   Hancock Holding Co. ..................................   $     3,463
      800 * Hanover Direct, Inc. .................................         1,400
      200 * Homebase, Inc. .......................................           413
      279 * Inacom Corp. .........................................           436
      100 * International Specialty Products, Inc. ...............           588
      200   Jostens, Inc. ........................................         4,938
      100 * Keystone Automotive Industries, Inc. .................           625
       41 * Mannatech, Inc. ......................................           123
      200 * Michaels Stores, Inc. ................................         7,888
      100   Movado Group, Inc. ...................................           863
      200 * MSC Industrial Direct Co. ............................         2,800
      200 * Musicland Stores Corp. ...............................         1,500
      700 * OfficeMax, Inc. ......................................         3,938
      100 * Petco Animal Supplies, Inc. ..........................         1,156
      700 * Petsmart, Inc. .......................................         2,275
      100 * Racing Champions Corp. ...............................           281
      200 * Rayovac Corp. ........................................         4,175
      108 * Rent-Way, Inc. .......................................         2,801
      219 * Rexall Sundown, Inc. .................................         4,216
      100   Russ Berrie and Co., Inc. ............................         1,863
      200 * Seitel, Inc. .........................................         1,250
      300 * Sitel Corp. ..........................................         2,063
      200 * Sola International, Inc. .............................           900
      100   South Jersey Industries, Inc. ........................         2,675
      105 * Spiegel, Inc., Class A ...............................           866
      100 * SportsLine.com, Inc. .................................         1,919
      100   Sturm, Ruger & Co., Inc. .............................         1,000
      300 * Sunglass Hut International, Inc. .....................         2,250
      100 * Twinlab Corp. ........................................           750
      200 * United Stationers, Inc. ..............................         6,675
      200 * US Office Products, Co. ..............................           381
      100 * Wesley Jessen VisionCare, Inc. .......................         3,938
      100 * West Marine, Inc. ....................................           800
      100 * Whitehall Jewellers, Inc. ............................         1,719
                                                                     -----------
                                                                         115,683
                                                                     -----------
            MERCHANDISING - DEPARTMENT - 0.26%
      100 * 99 Cents Only Stores .................................         3,763
      500 * Borders Group, Inc. ..................................         7,938
      600   Pier 1 Imports, Inc. .................................         6,825
      200 * Stein Mart, Inc. .....................................         1,797
      100 * Value America, Inc. ..................................           188
                                                                     -----------
                                                                          20,511
                                                                     -----------

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            MERCHANDISING - FOOD - 0.40%
      150 * CEC Entertainment, Inc. ..............................   $     4,500
      250   Fleming Companies, Inc. ..............................         4,109
      100   Great Atlantic & Pacific Tea Co., Inc. ...............         1,831
      100 * IHOP Corp. ...........................................         1,625
      100   Ingles Markets, Inc., Class A ........................         1,000
      200   Ruddick Corp. ........................................         2,288
       39   Sanderson Farms, Inc. ................................           283
      300 * Smithfield Foods, Inc. ...............................         6,394
        2   Supervalu, Inc. ......................................            41
      200 * Whole Foods Market, Inc. .............................         8,513
      100   Zapata Corp. .........................................           400
                                                                     -----------
                                                                          30,984
                                                                     -----------
            MERCHANDISING - MASS - 0.22%
      100 * Factory 2-U Stores, Inc. .............................         3,344
      150 * Insight Enterprises, Inc. ............................         6,272
      100 * SCP Pool Corp. .......................................         3,681
      200 * ShopKo Stores, Inc. ..................................         3,575
                                                                     -----------
                                                                          16,872
                                                                     -----------
            METALS - ALUMINUM - 0.07%
      100   ACX Technologies, Inc. ...............................           419
      100   IMCO Recycling Inc. ..................................         1,031
      200 * Kaiser Aluminum Corp. ................................           850
      130   Tredegar Corp. .......................................         3,356
                                                                     -----------
                                                                           5,656
                                                                     -----------
            METALS - COPPER - 0.05%
      200   Southern Peru Copper Corp. ...........................         2,513
      100 * Wolverine Tube, Inc. .................................         1,500
                                                                     -----------
                                                                           4,013
                                                                     -----------
            METALS - MISCELLANEOUS - 0.32%
      105   Brush Wellman, Inc. ..................................         1,943
      100   Castle A. M. & Co. ...................................         1,225
      100   Commercial Metals Co. ................................         2,938
      200   Kennametal, Inc. .....................................         5,750
      200   Precision Castparts Corp. ............................         8,350
      100 * RTI International Metals, Inc. .......................         1,056
      300 * Steel Dynamics, Inc. .................................         3,413
      100 * Titanium Metals Corp. ................................           419
                                                                     -----------
                                                                          25,094
                                                                     -----------

--------------------------------------------------------------------------------

 34                                     April 30, 2000 (Unaudited)
                        SMALL CAP INDEX FUND - CONTINUED

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            METALS - STEEL - 0.62%
      800 * Bethlehem Steel Corp. ................................   $     4,300
      100   Carpenter Technology Corp. ...........................         2,006
      100   Cleveland-Cliffs, Inc. ...............................         2,456
      100   Commercial Intertech Corp. ...........................         2,000
      300   Harsco Corp. .........................................         8,906
      100   Intermet Corp. .......................................           738
      600   LTV Corp. ............................................         2,138
      200   Metals USA, Inc. .....................................         1,425
      225 * Mueller Industries, Inc. .............................         7,411
      130   National Steel Corp., Class B.........................           813
      200   Oregon Steel Mills, Inc. .............................           613
      100   Quanex Corp. .........................................         1,638
      150   Reliance Steel & Aluminium Co. .......................         3,450
      100   Rouge Industries, Inc., Class A.......................           569
      100   Ryerson Tull, Inc. ...................................         1,238
      112   Valmont Industries, Inc. .............................         2,226
      500   Worthington Industries, Inc. .........................         6,188
                                                                     -----------
                                                                          48,115
                                                                     -----------
            MISCELLANEOUS - 0.58%
      900 * 7-eleven, Inc. .......................................         3,375
      100 * ABC-Naco, Inc. .......................................         1,113
      100 * AMERCO, Inc. .........................................         1,675
      100 * Aviation Sales Co. ...................................           381
      300 * Brightpoint, Inc. ....................................         3,544
      100 * Burns International Services Corp. ...................         1,088
      200 * Cadiz, Inc. ..........................................         1,450
      400 * Catalytica, Inc. .....................................         4,450
      100 * Cdnow, Inc. ..........................................           431
       25 * Coorstek, Inc. .......................................         1,127
       40 * Internet Capital Group, Inc. .........................         1,695
      100 * Kroll-O'Gara Co. .....................................           769
      100 * Polycom, Inc. ........................................         7,913
      100 * Protection One, Inc. .................................           119
      150   Regis Corp. ..........................................         1,753
      600   USEC, Inc. ...........................................         2,813
      200 * Veritas DGC, Inc. ....................................         4,800
      100 * Wackenhut Corrections Corp. ..........................           788
      299   Westinghouse Air Brake Co. ...........................         3,382
      100   Woodward Governor Co. ................................         2,206
                                                                     -----------
                                                                          44,872
                                                                     -----------

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            MOBILE HOMES - 0.19%
      300 * Champion Enterprises, Inc. ...........................   $     2,119
      100   Coachmen Industries, Inc. ............................         1,544
      200   Fleetwood Enterprises, Inc. ..........................         2,925
      100   McGrath Rentcorp .....................................         1,603
       75 * Monaco Coach Corp. ...................................         1,228
      100 * National R.V. Holdings, Inc. .........................         1,225
      305   Oakwood Homes Corp. ..................................           896
      100   Skyline Corp. ........................................         2,038
       45   Thor Industries, Inc. ................................         1,212
                                                                     -----------
                                                                          14,790
                                                                     -----------
            MULTIMEDIA - 0.02%
      100   Gray Communications Systems, Inc. ....................         1,169
                                                                     -----------
            NATURAL GAS - DIVERSIFIED - 0.60%
      200   Atmos Energy Corp. ...................................         3,175
      200   Eastern Enterprises ..................................        12,175
      200 * Hanover Compressor Co. ...............................        11,650
      122   Laclede Gas Co. ......................................         2,394
      100   New Jersey Resources Corp. ...........................         4,025
      210 * Southern Union Co. ...................................         3,609
      200   Southwest Gas Corp. ..................................         3,813
      205   UGI Corp. ............................................         4,190
      100   Western Gas Resources, Inc. ..........................         1,669
                                                                     -----------
                                                                          46,700
                                                                     -----------
            OIL - INTEGRATED DOMESTIC - 0.18%
      100 * Belco Oil and Gas Corp. ..............................           881
      315   Cross Timbers Oil Co. ................................         4,548
      200 * Meridian Resource Corp. ..............................           725
      500   Pennzoil-Quaker State Co. ............................         5,469
      209 * Tesoro Petroleum Corp. ...............................         2,456
                                                                     -----------
                                                                          14,079
                                                                     -----------
            OIL - SERVICE - PRODUCTS - 0.67%
      200 * Barrett Resources Corp. ..............................         6,350
      100 * Drill Quip, Inc. .....................................         4,063
      100   Getty Realty Corp. ...................................         1,225
      400 * Global Industries, Inc. ..............................         5,700
      100 * IRI International Corp. ..............................           781
      146 * Lone Star Technologies, Inc. .........................         6,734
      115 * Maverick Tube Corp. ..................................         3,278
      400 * Parker Drilling Co. ..................................         1,725

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            OIL - SERVICE - PRODUCTS - Continued
      400 * Pride International, Inc. ............................   $     9,050
      100   RPC, Inc. ............................................         1,013
       10 * Santa Fe Snyder Corp. ................................            92
      115   SEMCO Energy, Inc. ...................................         1,495
      200 * Syntroleum Corp. .....................................         3,925
      200 * TransMontaigne, Inc. .................................         1,563
      400 * Varco International, Inc. ............................         5,000
                                                                     -----------
                                                                          51,994
                                                                     -----------
            OIL - SERVICES - 0.45%
      200 * Friede Goldman Halter, Inc. ..........................         1,238
      500 * Key Energy Services, Inc. ............................         4,875
      400 * Marine Drilling Companies, Inc. ......................        10,400
      238   Mascotech, Inc. ......................................         2,752
      100 * McMoRan Exploration Co. ..............................         1,325
        2 * Nabors Industries, Inc. ..............................            79
      100 * Oceaneering International, Inc. ......................         1,725
      100 * Offshore Logistics, Inc. .............................         1,213
      200 * Tuboscope, Inc. ......................................         3,475
      100 * U S Liquids, Inc. ....................................           575
      300 * Unova, Inc. ..........................................         4,200
      100 * UTI Energy Corp. .....................................         3,475
                                                                     -----------
                                                                          35,332
                                                                     -----------
            OIL/GAS PRODUCERS - 1.50%
      100 * Atwood Oceanics, Inc. ................................         6,063
      100 * Basin Exploration, Inc. ..............................         1,400
      100 * Berry Petroleum Co., Class A..........................         1,581
      200 * Brown, Tom, Inc. .....................................         3,800
      148 * Cabot Oil & Gas Corp., Class A........................         2,747
      500 * Chesapeake Energy Corp. ..............................         1,875
      233 * EEX Corp. ............................................           655
      213   Equitable Resources, Inc. ............................         9,878
      100 * Evergree Resources, Inc. .............................         2,313
      210 * Forest Oil Corp. .....................................         2,349
    1,100 * Grey Wolf, Inc. ......................................         4,469
      900 * Harken Energy Corp. ..................................           619
      300   Helmerich & Payne, Inc. ..............................         9,394
      100 * Houston Exploration Co. ..............................         1,806
      108   HS Resources, Inc. ...................................         2,612
      300 * Input/Output, Inc. ...................................         2,213
      126 * Louis Dreyfus Natural Gas Corp. ......................         3,528

--------------------------------------------------------------------------------

 April 30, 2000 (Unaudited)                                     35
                        SMALL CAP INDEX FUND - CONTINUED

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            OIL/GAS PRODUCERS - Continued
      100   Mitchell Energy & Development Corp., Class A..........   $     2,388
      239 * Newfield Exploration Co. .............................         9,709
      100 * Nuevo Energy Co. .....................................         1,750
      211 * Patterson Energy, Inc. ...............................         5,961
      600 * Pioneer Natural Resources Corp. ......................         6,188
      103 * Plains Resources, Inc. ...............................         1,461
      300   Pogo Producing Co. ...................................         7,688
      100   St. Mary Land & Exploration Co. ......................         3,375
      100 * Stone Energy Corp. ...................................         4,725
      100 * Swift Energy Co. .....................................         2,044
      300   Valero Energy Corp. ..................................         8,700
      300   Vintage Petroleum, Inc. ..............................         5,963
                                                                     -----------
                                                                         117,254
                                                                     -----------
            PAPER/FOREST PRODUCTS - 0.50%
      200 * Buckeye Technologies, Inc. ...........................         3,825
      200   Caraustar Industries, Inc. ...........................         3,038
      333   Longview Fibre Co. ...................................         4,246
      200   P.H. Glatfelter Co. ..................................         2,150
      200   Potlatch Corp. .......................................         7,888
      200   Rayonier, Inc. .......................................         9,388
      100   Schweitzer-Mauduit, Inc. .............................         1,456
      100   Standard Register Co. ................................         1,306
      100   Universal Forest Products, Inc. ......................         1,350
      332   Wausau-Mosinee Paper Corp. ...........................         4,026
                                                                     -----------
                                                                          38,673
                                                                     -----------
            PHOTOGRAPHY - 0.19%
      100   CPI Corp. ............................................         2,388
      139 * Photronics, Inc. .....................................         4,630
      300   Polaroid Corp. .......................................         6,056
      138 * Ultratech Stepper, Inc. ..............................         2,061
                                                                     -----------
                                                                          15,135
                                                                     -----------
            POLLUTION CONTROL - 0.18%
      220   Calgon Carbon Corp. ..................................         1,389
      100 * Cuno, Inc. ...........................................         2,713
      445 * Newpark Resources, Inc. ..............................         3,671
      222 * Tetra Tech, Inc. .....................................         5,231
      100 * URS Corp. ............................................         1,275
                                                                     -----------
                                                                          14,279
                                                                     -----------

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            PROFESSIONAL SPORTS - 0.03%
      100 * Championship Auto Racing Teams, Inc. .................   $     2,025
                                                                     -----------
            PUBLISHING - NEWS - 0.10%
      300   Lee Enterprises, Inc. ................................         6,806
      138 * Network Equipment Technologies, Inc. .................         1,139
                                                                     -----------
                                                                           7,945
                                                                     -----------
            PUBLISHING/PRINTING - 0.48%
      200   Banta Corp. ..........................................         3,913
       17 * Berlitz International, Inc. ..........................           222
      238   Bowne & Co., Inc. ....................................         2,737
      100 * Consolidated Graphics, Inc. ..........................         1,181
      200   John H. Harland Co. ..................................         3,075
      300 * Journal Register Co. .................................         4,388
      100   New England Business Service, Inc. ...................         1,650
      200 * R.H. Donnelley Corp. .................................         4,000
      100 * Scholastic Corp. .....................................         4,669
      100 * Scientific Games Holdings Corp. ......................         1,850
      300 * Topps Co., Inc. ......................................         2,625
      200 * ValueVision International, Inc., Class A..............         3,988
      300   Wallace Computer Services, Inc. ......................         3,281
                                                                     -----------
                                                                          37,579
                                                                     -----------
            RAILROAD - 0.18%
      200   Florida East Coast Industries, Inc. ..................         9,838
      300 * Wisconsin Central Transport Corp. ....................         4,369
                                                                     -----------
                                                                          14,207
                                                                     -----------
            REAL ESTATE - 0.42%
      227   Brandywine Realty Trust...............................         3,944
      100 * Castle & Cooke, Inc. .................................         1,813
      100 * CB Richard Ellis Services, Inc. ......................           988
      200   Center Trust, Inc. ...................................         1,450
      200   Cousins Properties, Inc. .............................         7,850
      100   Entertainment Properties Trust........................         1,363
      102   Forest City Enterprises, Inc., Class A................         2,971
      100 * Insignia Financial Group, Inc. .......................         1,044
      200   LNR Property Corp. ...................................         4,313
      320   Republic Bancorp, Inc. ...............................         3,160
      140   SL Green Realty Corp. ................................         3,596
                                                                     -----------
                                                                          32,492
                                                                     -----------

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            REAL ESTATE INVESTMENT TRUSTS - 3.86%
      100   Alexandria Real Estate Equities, Inc. ................   $     3,200
      400   Allied Capital Corp. .................................         7,475
      100   American Industrial Properties REIT...................         1,250
      100   Amli Residential Properties Trust.....................         2,275
      100   Associated Estates Realty Corp. ......................           831
      100   Bedford Property Investors, Inc. .....................         1,763
      111   Boykin Lodging Co. ...................................         1,394
      200   Bradley Real Estate, Inc. ............................         3,613
      300   BRE Properties, Inc., Class A.........................         8,381
      200   Burnham Pacific Properties............................         1,475
      300   Cabot Industrial Trust................................         5,775
      300   Camden Property Trust.................................         8,513
      100   Capital Automotive REIT...............................         1,394
      400   Capstead Mortgage Corp. ..............................         1,475
      146   CBL & Associates Properties, Inc. ....................         3,422
      133   CenterPoint Properties Corp. .........................         4,771
      100   Chateau Communities, Inc. ............................         2,600
      102   Chelsea GCA Realty, Inc. .............................         3,328
      200   Colonial Properties Trust.............................         4,988
      200   Commercial Net Lease Realty...........................         2,200
      300   Cornerstone Realty Income Trust, Inc. ................         3,056
      100 * Crestline Capital Corp. ..............................         1,719
      100   Crown American Realty Trust...........................           556
      400   Developers Diversified Realty Corp. ..................         6,075
       38   Duke-Weeks Realty Corp. ..............................           824
      103   EastGroup Properties, Inc. ...........................         2,144
      200   Equity Inns, Inc. ....................................         1,325
      100   Essex Property Trust, Inc. ...........................         3,863
      300   Federal Realty Investment Trust.......................         6,375
      200   First Industrial Realty Trust, Inc. ..................         6,013
      100   First Washington Realty Trust.........................         2,081
      200   Gables Residential Trust..............................         4,800
      200   Glenborough Reality Trust, Inc. ......................         2,950
      200   Glimcher Realty Trust.................................         2,750
       50   Golf Trust of America, Inc. ..........................           863
      107   Great Lakes REIT, Inc. ...............................         1,618
      356   Health Care Property Investors, Inc. .................         9,924
      200   Health Care REIT, Inc. ...............................         3,188
      300   Healthcare Realty Trust, Inc. ........................         5,400
      100   Home Properties of NY, Inc. ..........................         2,800
      300   Hospitality Properties Trust..........................         6,675
      500 * Indymac Mortgage Holdings, Inc. ......................         6,531
      200   Innkeepers USA Trust..................................         1,800
      200   IRT Property Co. .....................................         1,663

--------------------------------------------------------------------------------

 36                                     April 30, 2000 (Unaudited)
                        SMALL CAP INDEX FUND - CONTINUED

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            REAL ESTATE INVESTMENT TRUSTS - Continued
      219   JDN Realty Corp. .....................................   $     2,122
      200 * Jones Lang Lasalle, Inc. .............................         3,188
      100   JP Realty, Inc. ......................................         1,794
      200   Kilroy Realty Corp. ..................................         4,825
      200   Koger Equity, Inc. ...................................         3,500
      200   Konover Property Trust, Inc. .........................         1,175
      100   LaSalle Hotel Properties..............................         1,513
      112   Lexington Corp. Properties............................         1,260
      200   LTC Properties, Inc. .................................         1,188
      200   Macerich Co. .........................................         4,638
      130   Manufactured Home Communities, Inc. ..................         3,250
      100   MGI Properties, Inc. .................................           231
      119   Mid-America Apartment Communities, Inc. ..............         2,841
      100   Mills Corp. ..........................................         1,800
      100   National Golf Properties, Inc. .......................         1,913
      200   National Health Investors, Inc. ......................         2,400
      300   Nationwide Health Properties, Inc. ...................         3,975
      129   Omega Healthcare Investors, Inc. .....................           790
      100   Pacific Gulf Properties, Inc. ........................         2,150
      100   Pan Pacific Retail Properties, Inc. ..................         1,900
      100   Parkway Properties, Inc. .............................         3,000
      100   Pennsylvania Real Estate Investment Trust.............         1,725
      200   Prentiss Properties Trust.............................         4,750
      100   Prime Group Realty Trust..............................         1,481
      300   Prime Retail, Inc. ...................................           488
      200   PS Business Parks, Inc. ..............................         4,450
      200   Realty Income Corp. ..................................         4,363
      300   Reckson Associates Realty Corp. ......................         6,019
       49   Redwood Trust, Inc. ..................................           720
      200   Regency Realty Corp. .................................         4,425
      200   RFS Hotel Investors, Inc. ............................         2,425
      100   Saul Centers, Inc. ...................................         1,544
      300 * Security Capital Group, Inc. .........................         4,500
      200   Shurgard Storage Centers, Inc., Class A...............         5,238
      127   Smith Charles E Realty, Inc. .........................         4,786
      100   Sovran Self Storage, Inc. ............................         2,056
       30   Starwood Financial, Inc. .............................           527
      200   Storage USA, Inc. ....................................         5,850
      147   Summit Properties, Inc. ..............................         2,931
      100   Sun Communities, Inc. ................................         3,313
      200   Taubman Centers, Inc. ................................         2,388
      100   Thornburg Mortgage Inc. ..............................           875

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            REAL ESTATE INVESTMENT TRUSTS - Continued
      100   Town & Country Trust..................................   $     1,725
      200 * Trammell Crow Co. ....................................         2,600
      100   U.S. Restaurant Properties, Inc. .....................         1,269
      700   United Dominion Realty Trust, Inc. ...................         7,000
      100   Urban Shopping Centers, Inc. .........................         3,225
      200   Washington Real Estate Investment Trust...............         3,213
      200   Weingarten Realty Investors...........................         8,100
      100 * Wellsford Real Properties, Inc. ......................           888
      111   Western Properties Trust..............................         1,256
      200   Westfield America, Inc. ..............................         2,738
                                                                     -----------
                                                                         301,437
                                                                     -----------
            RESTAURANTS - 0.74%
      200 * Advantica Restaurant Corp. ...........................           275
      200   Applebees International, Inc. ........................         7,288
      100   Avado Brands, Inc. ...................................           200
      200   Bob Evans Farms, Inc. ................................         2,613
      300 * Buffets, Inc. ........................................         2,944
      400   CBRL Group, Inc. .....................................         5,550
      100 * Cheesecake Factory, Inc. .............................         4,094
      300   CKE Restaurants, Inc. ................................         1,106
      175 * Consolidated Products, Inc. ..........................         1,597
      300 * Jack in the Box, Inc. ................................         7,350
      200   Landry's Seafood Restaurants, Inc. ...................         1,725
      214   Lone Star Steakhouse & Saloon, Inc. ..................         2,528
      100   Luby's, Inc. .........................................           900
      100 * NPC International, Inc. ..............................         1,038
      100 * O'Charley's, Inc. ....................................         1,269
      100 * Papa Johns International, Inc. .......................         2,750
      100 * RARE Hospitality International, Inc. .................         3,094
      200   Ruby Tuesday, Inc. ...................................         4,188
      200 * Ryan's Family Steak Houses, Inc. .....................         1,956
      100 * Sonic Corp. ..........................................         2,781
      100 * Triarc Companies, Inc., Class A.......................         2,063
                                                                     -----------
                                                                          57,309
                                                                     -----------
            RETIREMENT/AGED CARE - 0.00%
      100 * Capital Senior Living Corp. ..........................           256
                                                                     -----------
            SAVINGS & LOAN - 0.75%
      100   Alliance Bancorp......................................         1,656
       42   Andover Bancorp.......................................         1,147
      208   Bay View Capital Corp. ...............................         1,495
      100   Brookline Bancorp, Inc. ..............................           944

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            SAVINGS & LOAN - Continued
      600   Capitol Federal Financial.............................   $     5,850
      100   CFS Bancorp, Inc. ....................................           881
      100   Dime Community Bancshares.............................         1,731
      131   Downey Financial Corp. ...............................         3,914
      105   F&M Bancorp/Frederick.................................         2,126
      400 * Finet.com, Inc. ......................................           350
      100   First Financial Holdings, Inc. .......................         1,363
      100   First Indiana Corp. ..................................         1,863
      300   First Sentinel Bancorp, Inc. .........................         2,250
      100   First Washington Bancorp, Inc. .......................         1,500
      118 * FirstFed Financial Corp. .............................         1,475
      100   Hudson River Bankcorp. ...............................           988
      100 * Local Financial Corp. ................................           806
      200   MAF Bancorp, Inc. ....................................         3,750
      100   Northwest Bancorp, Inc. ..............................           725
      100   OceanFirst Financial Corp. ...........................         1,600
      221   Provident Bankshares Corp. ...........................         3,294
      108   Queens County Bancorp, Inc. ..........................         2,194
      200   Seacoast Financial Services Co. ......................         1,875
      100   St. Francis Capital Corp. ............................         1,419
      300   Staten Island Bancorp, Inc. ..........................         5,156
      200   United Community Financial Co. .......................         1,125
      400   Washington Federal, Inc. .............................         6,975
        3 * Wilshire Financial Services Group, Inc. ..............             3
                                                                     -----------
                                                                          58,455
                                                                     -----------
            SCHOOLS - 0.11%
      100 * Advantage Learning Systems, Inc. .....................         1,456
      100 * Bright Horizons Family Solutions, Inc. ...............         1,800
      123 * Education Management Corp. ...........................         2,014
      100 * ITT Educational Services, Inc. .......................         1,788
      100 * School Specialty, Inc. ...............................         1,863
                                                                     -----------
                                                                           8,921
                                                                     -----------
            SECURITIES RELATED - 0.46%
      100   Dain Rauscher Corp. ..................................         6,194
       10 * E*Trade Group, Inc. ..................................           215
      200   Enhance Financial Services Group, Inc. ...............         2,025
      100   Investors Financial Services Corp. ...................         8,163
      100   Liberty Financial Companies, Inc. ....................         1,875
      200   Morgan Keegan, Inc. ..................................         3,188
      100 * National Discount Brokers Group, Inc. ................         2,919
      200 * Pioneer Group, Inc. ..................................         5,600
      300   Raymond James Financial, Inc. ........................         6,038
                                                                     -----------
                                                                          36,217
                                                                     -----------

--------------------------------------------------------------------------------

 April 30, 2000 (Unaudited)                                     37
                        SMALL CAP INDEX FUND - CONTINUED

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            SEMICONDUCTOR EQUIPMENT - 1.33%
      180 * Applied Materials, Inc. ..............................   $    18,326
      100 * ATMI, Inc. ...........................................         3,850
      100 * Brooks Automation, Inc. ..............................         8,969
      200 * Cognex Corp. .........................................        11,375
      900 * LAM Research Corp. ...................................        41,288
      200 * Varian Semiconductor Equipment Associates, Inc. ......        13,450
      100 * Veeco Instruments, Inc. ..............................         6,213
                                                                     -----------
                                                                         103,471
                                                                     -----------
            SEMICONDUCTORS - 3.93%
      100 * Actel Corp. ..........................................         3,681
      200 * Alliance Semiconductor Corp. .........................         4,075
      100 * American Xtal Technology, Inc. .......................         2,439
      150 * Anadigics, Inc. ......................................        11,288
      248 * Burr Brown Corp. .....................................        16,895
      423 * Cirrus Logic, Inc. ...................................         6,927
      100   Cohu, Inc. ...........................................         3,806
      100 * Credence Systems Corp. ...............................        14,275
      200 * Cree, Inc. ...........................................        29,100
      200 * Cymer, Inc. ..........................................         7,813
      700 * Cypress Semiconductor Corp. ..........................        36,356
      400   Dallas Semiconductor Corp. ...........................        17,175
      129 * Electroglas, Inc. ....................................         4,999
      100 * Emcore Corp. .........................................         8,675
      200 * ESS Technology, Inc. .................................         2,600
      150 * Exar Corp. ...........................................        12,026
      200 * FSI International, Inc. ..............................         2,988
      500 * Integrated Device Technology, Inc. ...................        24,031
      323 * International Rectifier Corp. ........................        15,867
      200 * Kopin Corp. ..........................................        15,488
      200 * MRV Communications, Inc. .............................        13,788
      100 * PLX Technology, Inc. .................................         3,294
      215 * Silicon Valley Group Inc. ............................         6,128
      249 * TranSwitch Corp. .....................................        21,928
      200 * Triquint Semiconductor, Inc. .........................        20,563
                                                                     -----------
                                                                         306,205
                                                                     -----------
            TELECOMMUNICATIONS - 4.95%
      105   ABM Industries, Inc. .................................         2,651
      200 * Adaptive Broadband Corp. .............................         6,500
      100 * Adelphia Business Solutions, Inc. ....................         3,500
      100 * Adtran, Inc. .........................................         6,756

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            TELECOMMUNICATIONS - Continued
      500 * Advanced Fibre Communications, Inc. ..................   $    22,844
      100 * Aerial Communications, Inc. ..........................         4,419
      200 * Ancor Communications, Inc. ...........................         6,038
      529 * Andrew Corp. .........................................        15,572
      200 * Anicom, Inc. .........................................           950
      306 * Aspect Communications, Inc. ..........................        10,863
      200 * AVT Corp. ............................................         2,213
      100 * Aware, Inc. ..........................................         3,900
      100 * Carrier Access Corp. .................................         4,363
      300 * CellNet Data Systems, Inc. ...........................            30
      200 * CellStar Corp. .......................................         1,150
      100 * COM21, Inc. ..........................................         2,800
      200   CT Communications, Inc. ..............................         6,050
      150 * CTC Communications Group, Inc. .......................         5,063
      100 * Diamond Tech Partners, Inc. ..........................         7,913
      225 * Dycom Industries, Inc. ...............................        11,700
      330 * E. Spire Communication, Inc. .........................         1,671
      100 * Electric Lightwave, Inc. .............................         2,206
      200 * General Communication, Inc. ..........................         1,000
      400 * Glenayre Technologies, Inc. ..........................         5,275
      300 * ICG Communications, Inc. .............................         8,925
      129 * IDT Corp. ............................................         4,080
       38 * Inet Technologies, Inc. ..............................         1,639
      100   Inter-Tel, Inc. ......................................         2,025
      300   Intermedia Communications, Inc. ......................        12,225
      207 * InterVoice-Brite, Inc. ...............................         3,299
      100 * IPC Information Systems, Inc. ........................        16,700
      300 * ITC Deltacom, Inc. ...................................         9,863
      100 * Leap Wireless International, Inc. ....................         5,138
      100 * MasTec, Inc. .........................................         8,638
      100 * Metricom, Inc. .......................................         2,806
      100 * MGC Communications, Inc. .............................         4,900
      200 * MMC Networks, Inc. ...................................         5,300
      100 * Motient Corp. ........................................         1,250
      178   Nortel Networks Corp. ................................        20,159
      100   North Pittsburgh Systems, Inc. .......................         1,300
      100 * Pacific Gateway Exchange, Inc. .......................           631
      600 * Paging Network, Inc. .................................         1,013
      400 * Pairgain Technologies, Inc. ..........................         9,950
      100 * Plantronics, Inc. ....................................         8,850
      200 * Powertel, Inc. .......................................        13,450
      100 * Powerwave Technologies, Inc. .........................        20,806
      305 * Price Communications Co. .............................         6,176

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            TELECOMMUNICATIONS - Continued
      200 * Primus Telecommunications Group, Inc. ................   $     6,563
      100 * Proxim, Inc. .........................................         7,694
      300 * PTEK Holdings, Inc. ..................................         1,519
      100 * Razorfish, Inc. ......................................         1,894
      200 * STAR Telecommunications, Inc. ........................           950
      100 * Superior Telecom, Inc. ...............................         1,213
      300 * Talk.com, Inc. .......................................         2,925
      200 * Tekelec...............................................         7,000
      100 * TeleTech Holdings, Inc. ..............................         3,263
      100 * Terayon Communication Systems, Inc. ..................         9,300
      100 * Tut Systems, Inc. ....................................         4,800
      100 * US LEC Corp. .........................................         2,613
       44 * Viatel, Inc. .........................................         1,683
      152 * Voicestream Wireless Corp. ...........................        15,048
      237 * Weblink Wireless, Inc. ...............................         2,696
      100 * West Teleservices Corp. ..............................         2,113
      110 * Westell Technologies, Inc., Class A...................         3,128
      300 * World Access, Inc. ...................................         4,725
      100 * Worldpages.com, Inc. .................................           656
      100 * Xceed, Inc. ..........................................         1,375
                                                                     -----------
                                                                         385,708
                                                                     -----------
            TEXTILE - PRODUCTS - 0.30%
      300 * Burlington Industries, Inc. ..........................         1,313
      100 * Dan River, Inc., Class A..............................           569
      100   G & K Services, Inc., Class A.........................         2,450
      102   Guilford Mills, Inc. .................................           842
      100 * Lydall, Inc. .........................................           888
      100   Pillowtex Corp. ......................................           525
      200   Russell Corp. ........................................         3,925
      100   Springs Industries, Inc., Class A.....................         4,106
      400 * Unifi, Inc. ..........................................         4,075
      219   Wellman, Inc. ........................................         4,681
                                                                     -----------
                                                                          23,374
                                                                     -----------
            TOBACCO - 0.08%
      100   Brooke Group, Ltd. ...................................         1,388
      300   DIMON, Inc. ..........................................           713
      200   Universal Corp. ......................................         3,775
                                                                     -----------
                                                                           5,876
                                                                     -----------

--------------------------------------------------------------------------------

 38                                     April 30, 2000 (Unaudited)
                        SMALL CAP INDEX FUND - CONTINUED

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            TRUCKERS - 0.67%
      140 * American Freightways Corp. ...........................   $     2,608
      122   Arnold Industries, Inc. ..............................         1,426
      128 * Consolidated Freightways Corp. .......................           800
      100 * Covenant Transport, Inc., Class A.....................         1,319
      100 * Forward Air Corp. ....................................         3,438
      112 * Heartland Express, Inc. ..............................         1,890
       43 * Knight Transportation, Inc. ..........................           790
      100 * Landstar System, Inc. ................................         5,725
      100 * M.S. Carriers, Inc. ..................................         2,375
      100   Roadway Express, Inc. ................................         2,350
      301   Rollins Truck Leasing Corp. ..........................         2,991
      250 * Swift Transportation Co., Inc. .......................         5,016
      200   USFreightways Corp. ..................................         9,325
      200   Werner Enterprises, Inc. .............................         3,750
      100 * Xtra Corp. ...........................................         4,700
      200 * Yellow Corp. .........................................         3,813
                                                                     -----------
                                                                          52,316
                                                                     -----------
            UTILITIES - COMMUNICATION - 0.13%
      100 * Alpine Group, Inc. ...................................           813
       19 * Broadwing, Inc. ......................................           538
      100   CFW Communications Co. ...............................         3,850
      100 * Commonwealth Telephone
            Enterprises, Inc. ....................................         4,856
                                                                     -----------
                                                                          10,057
                                                                     -----------
            UTILITIES - ELECTRIC - 0.98%
      100 * American Superconductor Corp. ........................         3,819
      138   Black Hills Corp. ....................................         3,165
      145   Cleco Corp. ..........................................         4,993
      400 * El Paso Electric Co. .................................         4,425
      112   Empire District Electric Co. .........................         2,415
      208   Hawaiian Electric Industries, Inc. ...................         7,696
      200   Idacorp, Inc. ........................................         7,375
      100   Madison Gas & Electric Co. ...........................         1,813
      100   Northwestern Corp. ...................................         2,300
      200   Otter Tail Power Co. .................................         5,200
      200   Public Service Co. of New Mexico......................         3,600
      234   RGS Energy Group, Inc. ...............................         5,499
       42   Scana Corp. ..........................................         1,087
      488   Sierra Pacific Resources..............................         7,381
      200   UniSource Energy Corp. ...............................         3,250

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            UTILITIES - ELECTRIC - Continued
      100   United Illuminating Co. ..............................   $     4,600
      300   Washington Gas Light Co. .............................         7,688
                                                                     -----------
                                                                          76,306
                                                                     -----------
            UTILITIES - GAS, DISTRIBUTION - 0.59%
      400   AGL Resources, Inc. ..................................         7,000
      100   Connecticut Natural Gas Corp. ........................         3,856
      200   Energen Corp. ........................................         3,663
      300 * National-Oilwell, Inc. ...............................         7,181
      200   Northwest Natural Gas Co. ............................         4,400
      100   NUI Corp. ............................................         2,675
      200   Piedmont Natural Gas Co., Inc. .......................         5,650
      200   Southwestern Energy Co. ..............................         1,700
      466   Vectren Corp..........................................         9,380
                                                                     -----------
                                                                          45,505
                                                                     -----------
            UTILITIES - GAS, PIPELINE - 0.07%
      200   ONEOK, Inc. ..........................................         5,050
                                                                     -----------
            UTILITIES - MISCELLANEOUS - 0.37%
      100 * Casella Waste Systems, Inc. ..........................           744
      109   CH Energy Group, Inc. ................................         3,590
      401 * Encompass Services Corp. .............................         2,782
      400   MDU Resources Group, Inc. ............................         8,725
      100 * Stericycle, Inc. .....................................         2,100
      300   Walter Industries, Inc. ..............................         3,206
      101 * Waste Connections, Inc. ..............................         1,263
      200   WPS Resources Corp. ..................................         5,975
                                                                     -----------
                                                                          28,385
                                                                     -----------
            WATER SERVICES - 0.31%
      100   American States Water Co. ............................         3,012
      100   California Water Service Group........................         2,330
      100   E'Town Corp. .........................................         6,519
      200   Philadelphia Suburban Corp. ..........................         4,800
      200   United Water Resources, Inc. .........................         6,950
                                                                     -----------
                                                                          23,611
                                                                     -----------
            TOTAL COMMON STOCK
            (Cost $5,870,539).....................................     6,293,748
                                                                     -----------

   NUMBER                                                              MARKET
 OF SHARES                                                             VALUE

-------------------------------------------------------------------------------
            WARRANTS - 0.00%

            APPLIANCES/FURNISHINGS - 0.00%
         38 Sunbeam Corp. ........................................   $       33
                                                                     ----------
            TOTAL WARRANTS
            (Cost $0).............................................           33
                                                                     ----------
            PREFERRED STOCK - 0.00%

            APPLIANCES/FURNISHINGS - 0.00%
        200 O'Sullivan Industries Holdings, Inc. .................          113
                                                                     ----------
            TOTAL PREFERRED STOCK
            (Cost $275)...........................................          113
                                                                     ----------


    PAR
   VALUE
 ----------
            UNITED STATES GOVERNMENT -
            SHORT-TERM - 1.28%

            U. S. TREASURY BILLS - 1.28%
            United States Treasury Bills:
 $   25,000  5.57% due 05/04/00...................................       24,988
     75,000  5.54% due 05/11/00...................................       74,884
                                                                     ----------
                                                                         99,872
                                                                     ----------
            TOTAL UNITED STATES GOVERNMENT -
            SHORT-TERM
            (Cost $99,872)........................................       99,872
                                                                     ----------
            CORPORATE SHORT-TERM -
            REPURCHASE AGREEMENT - 18.04%

            BANKS - OTHER - 18.04%
  1,406,000 State Street Bank Repurchase Agreement, 5.62%, dated
            04/28/00, to be repurchased at $1,406,658 on 05/01/00,
            collateralized by U.S. Treasury Bonds, 5.25%,
            02/15/29, with a par value of $1,640,000 (Cost
            $1,406,000)...........................................    1,406,000
                                                                     ----------
            TOTAL CORPORATE SHORT-TERM -
            REPURCHASE AGREEMENT
            (Cost $1,406,000).....................................    1,406,000
                                                                     ----------
            TOTAL INVESTMENTS
            (Cost $7,376,686) - 100.10%...........................   $7,799,766
                                                                     ----------

            *Non-income producing

--------------------------------------------------------------------------------

 April 30, 2000 (Unaudited)                                     39
                        SMALL CAP INDEX FUND - CONTINUED

                                               UNREALIZED
                                             (DEPRECIATION)
CONTRACTS                                     APPRECIATION

---------------------------------------------------------------
     FUTURES CONTRACTS PURCHASED(1)
     (Delivery month/Value at 04/30/00)
4(2)  Russell 2000 Index Futures
      (June/$509.00).....................      $(196,150)
1(3) S&P 500 Index Futures
      (June/$1,460.00)...................         12,525
                                               ---------
                                                (183,625)
                                               ---------

(1) U.S. Treasury Bills with a market value of approximately $100,000 were maintained in a segregated account with a portion placed as collateral for futures contracts.
(2) Per 500.
(3) Per 250.




SEE NOTES TO FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES:
ASSETS:
Investments, at market (Cost $7,376,686)............................ $7,799,766
Receivables for:
 Investments sold...................................................     12,100
 Fund shares sold...................................................        338
 Dividends and interest.............................................      3,822
Other assets........................................................     23,821
                                                                     ----------
TOTAL ASSETS........................................................  7,839,847
                                                                     ----------
LIABILITIES:
Payable for fund shares redeemed....................................      1,021
Payable to affiliates:
 Advisory fees......................................................      3,822
 Distribution fees for Class A & B..................................      4,213
 Other..............................................................     39,079
Accrued expenses and other liabilities..............................         10
                                                                     ----------
TOTAL LIABILITIES...................................................     48,145
                                                                     ----------
NET ASSETS.......................................................... $7,791,702
                                                                     ----------

--------------------------------------------------------------------------------

NET ASSETS REPRESENTED BY:
Shares of beneficial interest, $.01 par value per share,
unlimited authorized shares,
682,274 shares outstanding.......................................  $    6,823
Additional paid in capital.......................................   7,054,366
Undistributed net realized gain on securities....................     490,273
Undistributed net investment income..............................         785
Unrealized appreciation (depreciation) of:
 Investments........................................... $ 423,080
 Futures contracts.....................................  (183,625)    239,455
                                                        ---------  ----------
NET ASSETS APPLICABLE
TO SHARES OUTSTANDING............................................  $7,791,702
                                                                   ----------




-------------------------------------------------------------------
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Net asset value and redemption price per Class A
share ($3,417,858 divided by 299,232 shares)............... $11.42
                                                            ------
Offering price per Class A share (100/94.25 of $11.42)*.... $12.12
                                                            ------
Net asset value and offering price per Class B
share ($4,373,844 divided by 383,042 shares)**............. $11.42
                                                            ------
*  Offering price includes sales charge of 5.75%. The sales charge is reduced for purchases of $25,000 and over.
** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

--------------------------------------------------------------------------------

 40
                  SMALL CAP INDEX FUND (Unaudited) - CONTINUED

STATEMENT OF OPERATIONS
For the Six Months Ended April 30, 2000

INVESTMENT INCOME:
Dividends...................................................  $ 41,727
Interest....................................................    38,487
                                                              --------
 Total investment income....................................    80,214
                                                              --------
EXPENSES:
Advisory fees...............................................    10,579
Transfer agent fees.........................................    12,053
Custodian fees..............................................     4,267
Distribution fees:
 Class A....................................................     4,248
 Class B....................................................    20,792
Registration and filing fees................................    10,616
Audit fees and tax services.................................     1,384
Accounting services.........................................     1,134
Trustees' fees and expenses.................................     1,132
Report to shareholders......................................     1,760
Miscellaneous...............................................     2,170
                                                              --------
 Total expenses.............................................    70,135
 Expense reimbursement (see Note 3).........................   (23,160)
                                                              --------
 Net expenses...............................................    46,975
                                                              --------
NET INVESTMENT INCOME.......................................    33,239
                                                              --------

REALIZED AND UNREALIZED GAIN (LOSS) ON SECURITIES:
Net realized gain on securities:
 Investments...................................... $ 248,200
 Futures contracts................................   219,280   467,480
                                                   ---------
Net unrealized appreciation (depreciation) of
securities during the period:
 Investments......................................   543,827
 Futures contracts................................  (160,825)  383,002
                                                   ---------  --------
  Net realized and unrealized gain on securities
  during the period.........................................   850,482
                                                              --------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS............  $883,721
                                                              --------

STATEMENT OF CHANGES IN NET ASSETS
                                                For the Six       For the
                                                Months Ended     Year Ended
                                               April 30, 2000  October 31, 1999
                                               --------------------------------
OPERATIONS:
Net investment income.........................   $   33,239      $   33,820
Net realized gain on securities...............      467,480         653,965
Net unrealized appreciation (depreciation) of
securities during the period..................      383,002        (143,547)
                                               --------------------------------
 Increase in net assets resulting from
 operations...................................      883,721         544,238
                                               --------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
 Class A......................................      (22,224)        (26,235)
 Class B......................................      (11,201)         (6,614)
                                               --------------------------------
  Total distributions to shareholders
  from net investment income..................      (33,425)        (32,849)
                                               --------------------------------
Net realized gain on securities
 Class A......................................     (289,197)              -
 Class B......................................     (341,975)              -
                                               --------------------------------
  Total distributions to shareholders
  from net realized gain on securities........     (631,172)              -
                                               --------------------------------
Decrease in net assets resulting from
distributions to shareholders.................     (664,597)        (32,849)
                                               --------------------------------
SHARE TRANSACTIONS:
Net increase in net assets resulting from
share transactions
 Class A......................................      408,248       2,639,566
 Class B......................................      902,399       3,105,976
                                               --------------------------------
Total increase in net assets resulting from
share transactions............................    1,310,647       5,745,542
                                               --------------------------------
TOTAL INCREASE IN NET ASSETS..................    1,529,771       6,256,931

NET ASSETS:
 Beginning of year............................    6,261,931           5,000
                                               --------------------------------
 End of period (including undistributed net
 investment income of $785 and $971)..........   $7,791,702      $6,261,931
                                               --------------------------------

-------------------------------------------------------------------------------

 CHANGE IN SHARES                         Class A                                   Class B
 OUTSTANDING               ----------------------------------------  ----------------------------------------
                              For the Six            For the            For the Six            For the
                              Months Ended          Year Ended          Months Ended          Year Ended
                             April 30, 2000      October 31, 1999      April 30, 2000      October 31, 1999
                           -------------------  -------------------  -------------------  -------------------
                           Shares     Amount    Shares     Amount    Shares     Amount    Shares     Amount
                           -------------------  -------------------  -------------------  -------------------
 Shares sold.............   12,592  $  150,316  260,137  $2,618,550   52,385  $  616,946  304,191  $3,102,682
 Shares issued for
 distributions
 reinvested..............   28,010     311,419    2,928      26,235   31,809     352,709      598       6,607
 Shares repurchased......   (4,214)    (53,487)    (471)     (5,219)  (5,901)    (67,256)    (290)     (3,313)
                           -------------------  -------------------  -------------------   ------------------
 Increase in shares
 outstanding.............   36,388     408,248  262,594   2,639,566   78,293     902,399  304,499   3,105,976
 Shares outstanding:
 Beginning of period.....  262,844   2,642,066      250       2,500  304,749   3,108,476      250       2,500
                           -------------------  -------------------  -------------------   ------------------
 End of period...........  299,232  $3,050,314  262,844  $2,642,066  383,042  $4,010,875  304,749  $3,108,476
                           -------------------  -------------------  -------------------   ------------------

SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

 April 30, 2000 (Unaudited)INTERNATIONAL GROWTH FUND            41

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            SCHEDULE OF INVESTMENTS
            COMMON STOCK - 92.21%

            APPAREL & PRODUCTS - 1.16%
      561   Christian Dior........................................   $   133,308
                                                                     -----------
            AUTO - CARS - 2.10%
    5,327   Renault, S.A. ........................................       242,032
                                                                     -----------
            BANKS - OTHER - 8.22%
    2,000   Bank Austria AG.......................................        88,689
    2,700   Banque Nationale De Paris.............................       218,115
    3,200   Commerzbank AG........................................       120,966
    3,500   Dresdner Bank.........................................       145,029
    3,600   ING Groep NV..........................................       196,345
   25,728   United Overseas Bank, Ltd. ...........................       179,305
                                                                     -----------
                                                                         948,449
                                                                     -----------
            BROADCASTING - 2.71%
   65,500   Asia Satellite Telecom Holdings.......................       204,761
    1,700 * Grupo Televisa, S.A. .................................       107,844
                                                                     -----------
                                                                         312,605
                                                                     -----------
            CHEMICAL - MISCELLANEOUS - 1.92%
    5,413   Akzo Nobel............................................       221,493
                                                                     -----------
            CONGLOMERATES - 2.86%
    2,246   Lagardere S.C.A. .....................................       152,050
   46,000   LI & Fung.............................................       177,759
                                                                     -----------
                                                                         329,809
                                                                     -----------
            CONSUMER FINANCE - 0.83%
    1,000   Acom Co. .............................................        96,322
                                                                     -----------
            DRUGS - 4.19%
    5,100   Astrazeneca, Plc. ....................................       214,755
    4,880   Aventis...............................................       268,285
                                                                     -----------
                                                                         483,040
                                                                     -----------
            ELECTRIC PRODUCTS -
            MISCELLANEOUS - 1.03%
   10,000   Hitachi, Ltd. ........................................       119,362
                                                                     -----------
            ELECTRICAL EQUIPMENT - 2.65%
    7,000   NEC Corp. ............................................       190,423
    1,000   Sony Corp. ...........................................       114,828
                                                                     -----------
                                                                         305,251
                                                                     -----------

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE
--------------------------------------------------------------------------------
            ELECTRONIC EQUIPMENT - 4.08%
    4,416   Philips Electronic NV.................................   $   196,909
    1,700 * Samsung Electronics(/1/)..............................       274,006
                                                                     -----------
                                                                         470,915
                                                                     -----------
            FINANCE COMPANIES - 3.47%
   58,600   Grupo Financiero Banamex Accival,
            S.A. de CV (Bannaci)..................................       211,653
    1,320   Orix Corp. ...........................................       188,336
                                                                     -----------
                                                                         399,989
                                                                     -----------
            FINANCIAL SERVICES - 4.54%
   19,000   Amvescap, Plc. .......................................       278,135
   62,000   Bank of East Asia, Ltd. ..............................       134,122
    7,900   Investor AB, Class B..................................       111,181
                                                                     -----------
                                                                         523,438
                                                                     -----------
            FOODS - 2.03%
    3,000 * Companhia de Brasileira - ADR.........................        85,500
   12,000   Parmalat Finanziaria SPA..............................        12,816
   12,000   Sumitomo Corp. .......................................       134,351
                                                                     -----------
                                                                         232,667
                                                                     -----------
            HOUSEHOLD PRODUCTS - 1.99%
   38,200   Unilever, Plc. .......................................       229,537
                                                                     -----------
            INFORMATION PROCESSING -
            BUSINESS SOFTWARE - 0.70%
    7,000   Misys, Plc. ..........................................        80,728
                                                                     -----------
            INFORMATION PROCESSING -
            COMPUTER SERVICES - 1.03%
    2,000   Getronics NV..........................................       119,221
                                                                     -----------
            INFORMATION PROCESSING -
            NETWORKING - 1.61%
    5,200 * Newbridge Networks Corp. .............................       186,225
                                                                     -----------
            INSURANCE - MULTILINE - 1.04%
   21,300   Royal & Sun Alliance
            Insurance Group, Plc. ................................       120,239
                                                                     -----------
            MACHINERY -
            CONSTRUCTION & CONTRACTS - 2.23%
   10,341   Alstom................................................       257,568
                                                                     -----------
            MERCHANDISE - DRUG - 1.06%
    2,801   Scor..................................................       121,867
                                                                     -----------

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            METALS - ALUMINUM - 1.50%
    3,944   Pechiney, S.A., Class A...............................   $   172,745
                                                                     -----------
            METALS - MISCELLANEOUS - 1.00%
   40,000   Marubeni Corp. .......................................       115,845
                                                                     -----------
            METALS - STEEL - 4.33%
    2,100   Boehler-Udeholm AG....................................        81,788
   10,600 * Ispat International NV - ADR..........................       123,888
    6,500   Pohang Iron & Steel, Ltd. - ADR.......................       136,500
   12,000   Usinor SA.............................................       157,569
                                                                     -----------
                                                                         499,745
                                                                     -----------
            MISCELLANEOUS - 1.91%
  128,000   First Pacific Co., Ltd. ..............................        45,191
    9,100   Viag AG...............................................       175,306
                                                                     -----------
                                                                         220,497
                                                                     -----------
            OIL - SERVICE - PRODUCTS - 0.72%
    3,500 * Petroleo Brasileiro S.A. .............................        83,563
                                                                     -----------
            PAPER/FOREST PRODUCTS - 1.69%
   23,000   Metsa Serla, Class B..................................       194,998
                                                                     -----------
            PHOTOGRAPHY - 1.39%
    4,000   Fuji Photo Film Co. ..................................       160,259
                                                                     -----------
            PUBLISHING - NEWS - 1.67%
   17,900   News Corp, Ltd. ......................................       192,390
                                                                     -----------
            REAL ESTATE - 1.06%
  174,000   Wheelock & Company, Ltd. .............................       122,862
                                                                     -----------
            REAL ESTATE INVESTMENT TRUSTS - 1.55%
   15,000   Cheung Kong Holdings, Ltd. ...........................       179,094
                                                                     -----------
            TELECOMMUNICATIONS - 14.87%
    7,900   British Telecommunications, Plc. .....................       141,791
   28,000   China Telecom (Hong Kong).............................       202,203
    5,700 * Embratel Participacoes - ADR..........................       128,250
    2,300   Ericsson LMTEL Co. - ADR, Class B.....................       203,406
   14,100   Global TeleSystems Group, Inc. .......................       205,331
    1,226   KPN NV (Koninklijke)..................................       123,494
    1,070   Mobilcom AG...........................................       131,262
    2,100   Phillippine Long Distance Telephone Co. ..............        37,641
    7,400 * SK Telecom Co., Ltd. - ADR............................       237,263
   10,389   Telenorte Leste Partic - ADR..........................       185,053
    3,300   United Pan-Europe Communications NV...................       120,038
                                                                     -----------
                                                                       1,715,732
                                                                     -----------

--------------------------------------------------------------------------------

 42                                     April 30, 2000 (Unaudited)
                     INTERNATIONAL GROWTH FUND - CONTINUED

  NUMBER                                                              MARKET
 OF SHARES                                                             VALUE

-------------------------------------------------------------------------------
           UTILITIES - COMMUNICATION - 7.98%
       25  DDI Corp. ............................................   $   286,838
       16  NTT Corp. ............................................       198,381
      400  Swisscom AG...........................................       141,354
    4,782  Telefonica, S.A. .....................................       106,375
   41,275  Vodafone Group, Plc. .................................       189,564
                                                                    -----------
                                                                        922,512
                                                                    -----------
           UTILITIES - ELECTRIC - 1.09%
   40,500  HongKong Electric Holdings, Ltd. .....................       126,348
                                                                    -----------
           TOTAL COMMON STOCK
           (Cost $9,185,737).....................................    10,640,655
                                                                    -----------
    PAR
   VALUE
 ---------
           CORPORATE SHORT-TERM -
           REPURCHASE AGREEMENT - 8.20%

 $947,000  BANKS - OTHER - 8.20%
           State Street Bank Repurchase Agreement, 5.62%, dated
           04/28/00, to be repurchased at $947,444 on 05/01/00,
           collateralized by U.S. Treasury Bonds, 8.00%,
           11/15/21, with a par value of $795,000 (Cost
           $947,000).............................................       947,000
                                                                    -----------
           TOTAL CORPORATE SHORT-TERM -
           REPURCHASE AGREEMENT
           (Cost $947,000).......................................       947,000
                                                                    -----------
           TOTAL INVESTMENTS
           (Cost $10,132,737) - 100.41%..........................   $11,587,655
                                                                    -----------

           * Non-income producing

----
(1) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2000, the aggregate value of these securities was $274,006, representing 2.37% of net assets.

SEE NOTES TO FINANCIAL STATEMENTS.



--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
ASSETS:
Investments, at market (Cost $10,132,737)....................... $11,587,655
Receivables for:
 Investments sold...............................................     168,393
 Fund shares sold...............................................     124,706
 Dividends and interest.........................................      32,400
Other assets....................................................      87,840
                                                                 -----------
TOTAL ASSETS....................................................  12,000,994
                                                                 -----------

LIABILITIES:
Payable for:
 Investments purchased..........................................     368,358
 Fund shares redeemed...........................................      25,942
Payable to affiliates:
 Administrative service fees for Class I........................       5,637
 Advisory fees..................................................      17,348
 Distribution fees for Class A & B..............................       4,608
 Other..........................................................      38,633
Accrued expenses and other liabilities..........................         378
                                                                 -----------
TOTAL LIABILITIES...............................................     460,904
                                                                 -----------
NET ASSETS...................................................... $11,540,090
                                                                 -----------

--------------------------------------------------------------------------------

NET ASSETS REPRESENTED BY:
Shares of beneficial interest, $.01 par value per share,
unlimited shares authorized,
784,063 shares outstanding.......................................  $     7,841
Additional paid in capital.......................................    8,637,193
Undistributed net realized gain on securities....................    1,547,160
Accumulated net investment loss..................................     (106,647)
Unrealized appreciation (depreciation) of:
 Investments.......................................... $1,454,918
 Foreign currency translation.........................       (375)   1,454,543
                                                       ----------  -----------
NET ASSETS APPLICABLE
TO SHARES OUTSTANDING............................................  $11,540,090
                                                                   -----------



------------------------------------------------------------------------------
COMPUTATION OF NET ASSET VALUE
AND OFFERING PRICE:
Net asset value and redemption price per Class A
share ($2,424,940 divided by 164,139 shares)........................... $14.77
                                                                        ------
Offering price per Class A share
(100/94.25 of $14.77)*................................................. $15.67
                                                                        ------
Net asset value and offering price per Class B
share ($5,186,958 divided by 354,833 shares)**......................... $14.62
                                                                        ------
Net asset value, offering price and redemption
price per Class I share ($2,118,507 divided by
143,144 shares)........................................................ $14.80
                                                                        ------
Net asset value, offering price and redemption
price per Class II share ($1,809,685 divided by
121,947 shares)........................................................ $14.84
                                                                        ------
* Offering price includes sales charge of 5.75%.
  The sales charge is reduced for purchases
  of $25,000 and over.
** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

--------------------------------------------------------------------------------

                                                                43
               INTERNATIONAL GROWTH FUND (Unaudited) - CONTINUED

STATEMENT OF OPERATIONS
For the Six Months Ended April 30, 2000

INVESTMENT INCOME:
Dividends (net of foreign withholding tax of $4,392).............  $   53,433
Interest.........................................................      16,903
                                                                   ----------
 Total investment income.........................................      70,336
                                                                   ----------
EXPENSES:
Advisory fees....................................................      46,011
Transfer agent fees..............................................      16,205
Custodian fees...................................................       6,759
Distribution fees:
 Class A.........................................................       2,774
 Class B.........................................................      21,070
Administrative service fee, Class I..............................       2,453
Registration and filing fees.....................................      17,265
Audit fees and tax services......................................       2,015
Accounting services..............................................       1,534
Trustees' fees and expenses......................................       1,257
Report to shareholders...........................................       1,749
Miscellaneous....................................................       2,894
                                                                   ----------
 Total expenses..................................................     121,986
 Expense reimbursement (see Note 3)..............................     (38,861)
                                                                   ----------
 Net expenses....................................................      83,125
                                                                   ----------
NET INVESTMENT LOSS..............................................     (12,789)
                                                                   ----------

REALIZED AND UNREALIZED GAIN (LOSS) ON SECURITIES AND FOREIGN
CURRENCIES:
Net realized gain (loss) on securities:
 Investments.......................................... $1,560,725
 Foreign currency transactions........................    (13,564)  1,547,161
                                                       ----------  ----------
Net unrealized appreciation (depreciation) of
securities during the period:
 Investments..........................................    780,861
 Foreign currency translation.........................       (375)    780,486
                                                       ----------  ----------
  Net realized and unrealized gain on securities and
  foreign currencies during the period...........................   2,327,647
                                                                   ----------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.................  $2,314,858
                                                                   ----------

STATEMENT OF CHANGES IN NET ASSETS
                                                For the Six       For the
                                                Months Ended     Year Ended
                                               April 30, 2000 October 31, 1999
                                               -------------------------------
OPERATIONS:
Net investment income (loss).................. $   (12,789)      $   53,743
Net realized gain on securities and foreign
currencies....................................   1,547,161          132,293
Net unrealized appreciation of securities and
foreign currencies during the period..........     780,486          674,057
                                               -------------------------------
 Increase in net assets resulting from
 operations...................................   2,314,858          860,093
                                               -------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
 Class A......................................     (27,704)            (352)
 Class B......................................     (43,299)               -
 Class I......................................     (24,550)            (616)
 Class II.....................................     (25,255)          (1,164)
                                               -------------------------------
  Total distributions to shareholders
  from net investment income..................    (120,808)          (2,132)
                                               -------------------------------
Net realized gain on securities
 Class A......................................     (34,221)               -
 Class B......................................     (62,204)               -
 Class I......................................     (30,744)               -
 Class II.....................................     (29,786)               -
                                               -------------------------------
  Total distributions to shareholders
  from net realized gain on securities........    (156,955)               -
                                               -------------------------------
Decrease in net assets resulting from
distributions to shareholders.................    (277,763)          (2,132)
                                               -------------------------------

Net increase (decrease) in net assets
resulting from share transactions
 Class A......................................     322,039        1,447,297
 Class B......................................   1,603,364        2,553,637
 Class I......................................     217,834        1,294,888
 Class II.....................................     (76,720)       1,279,045
                                               -------------------------------
Total increase in net assets resulting from
share transactions............................   2,066,517        6,574,867
                                               -------------------------------
TOTAL INCREASE IN NET ASSETS..................   4,103,612        7,432,828

NET ASSETS:
 Beginning of year............................   7,436,478            3,650
                                               -------------------------------
 End of period (including accumulated net
 investment income (loss) of ($106,647) and
 $26,950)..................................... $11,540,090       $7,436,478
                                               --------------------------------

--------------------------------------------------------------------------------

 CHANGE IN SHARES                 Class A                                   Class B
 OUTSTANDING       ----------------------------------------  ----------------------------------------
                      For the Six            For the            For the Six            For the
                      Months Ended          Year Ended          Months Ended          Year Ended
                     April 30, 2000      October 31, 1999      April 30, 2000      October 31, 1999
                   -------------------  -------------------  -------------------  -------------------
                   Shares     Amount    Shares     Amount    Shares     Amount    Shares     Amount
                   -------------------  -------------------  -------------------  -------------------
 Shares sold.....   40,173  $  611,583  147,213  $1,486,365  172,276  $2,564,308  251,466  $2,592,664
 Shares issued
 for
 distributions
 reinvested......    4,129      62,155       35         352    7,091     105,660        -           -
 Shares
 repurchased.....  (23,654)   (351,699)  (3,848)    (39,420) (72,492) (1,066,604)  (3,599)    (39,027)
                   -------------------  -------------------  -------------------  -------------------
 Increase
 (decrease) in
 shares
 outstanding.....   20,648     322,039  143,400   1,447,297  106,875   1,603,364  247,867   2,553,637
 Shares
 outstanding:
 Beginning of
 period..........  143,491   1,448,209       91         912  247,958   2,554,549       91         912
                   -------------------  -------------------  -------------------  -------------------
 End of period...  164,139  $1,770,248  143,491  $1,448,209  354,833  $4,157,913  247,958  $2,554,549
                   -------------------  -------------------  -------------------  -------------------
 CHANGE IN SHARES                 Class I                                  Class II
 OUTSTANDING       ----------------------------------------- -----------------------------------------
                      For the Six            For the            For the Six            For the
                      Months Ended          Year Ended          Months Ended          Year Ended
                     April 30, 2000      October 31, 1999      April 30, 2000      October 31, 1999
                   -------------------- -------------------- -------------------- --------------------
                   Shares     Amount    Shares     Amount    Shares     Amount    Shares     Amount
                   -------------------- -------------------- -------------------- --------------------
 Shares sold.....   25,406  $  383,792  130,754  $1,312,797    4,568  $   71,243  127,639  $1,278,455
 Shares issued
 for
 distributions
 reinvested......    3,671      55,324       60         616    3,643      55,043      114       1,164
 Shares
 repurchased.....  (15,160)   (221,282)  (1,679)    (18,525) (14,056)   (203,006)     (53)       (574)
                   -------------------- -------------------- -------------------- --------------------
 Increase
 (decrease) in
 shares
 outstanding.....   13,917     217,834  129,135   1,294,888   (5,845)    (76,720) 127,700   1,279,045
 Shares
 outstanding:
 Beginning of
 period..........  129,227   1,295,801       92         913  127,792   1,279,958       92         913
                   -------------------- -------------------- -------------------- --------------------
 End of period...  143,144  $1,513,635  129,227  $1,295,801  121,947  $1,203,238  127,792  $1,279,958
                   -------------------- -------------------- -------------------- --------------------

SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

 44                                     April 30, 2000 (Unaudited)
                             LARGE CAP GROWTH FUND

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            SCHEDULE OF INVESTMENTS
            COMMON STOCK - 86.37%

            ADVERTISING - 0.28%
      300 * Doubleclick, Inc. ....................................   $    22,762
    1,000   Interpublic Group Corp. ..............................        41,000
      200 * TMP Worldwide, Inc. ..................................        13,074
                                                                     -----------
                                                                          76,836
                                                                     -----------
            AEROSPACE/DEFENSE - 0.82%
    2,400   Boeing Co. ...........................................        95,250
    1,200   Northrop Grumman Corp. ...............................        85,050
      700   United Technologies Corp. ............................        43,530
                                                                     -----------
                                                                         223,830
                                                                     -----------
            APPAREL & PRODUCTS - 0.18%
    1,300   Intimate Brands, Inc. ................................        50,050
                                                                     -----------
            APPLIANCES/FURNISHINGS - 0.92%
    1,600   Lancaster Colony Corp. ...............................        42,000
    3,200   Whirlpool Corp. ......................................       208,400
                                                                     -----------
                                                                         250,400
                                                                     -----------
            AUTO - CARS - 0.44%
      800 * General Motors Corp., Class H.........................        77,050
    1,400   Hertz Corp., Class A..................................        43,662
                                                                     -----------
                                                                         120,712
                                                                     -----------
            BANKS - OTHER - 0.18%
      550   Providian Financial Corp. ............................        48,434
                                                                     -----------
            BANKS - REGIONAL - 0.19%
      700   Chase Manhattan Corp. ................................        50,444
                                                                     -----------
            BEVERAGE -
            BREWERS/DISTRIBUTORS - 0.14%
      700   Seagram Co., Ltd. ....................................        37,800
                                                                     -----------
            BEVERAGE - SOFT DRINKS - 1.59%
    3,800   Coca-Cola Co. ........................................       178,837
    1,100   Coca-Cola Enterprises, Inc. ..........................        23,443
    2,000   Pepsi Bottling Group, Inc. ...........................        43,125
    5,100   PepsiCo, Inc. ........................................       187,106
                                                                     -----------
                                                                         432,511
                                                                     -----------
            BROADCASTING - 0.49%
      800 * CBS Corp. ............................................        47,000
      300 * Clear Channel Communications, Inc. ...................        21,600

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            BROADCASTING - Continued
      300 * Media One Group, Inc. ................................   $    22,687
      800 * Viacom, Inc., Class B ................................        43,500
                                                                     -----------
                                                                         134,787
                                                                     -----------
            BUILDING MATERIALS - 0.18%
    1,000   Lowe's Companies, Inc. ...............................        49,500
                                                                     -----------
            CHEMICAL - MAJOR - 0.68%
    1,300   Dow Chemical Co. .....................................       146,900
    1,100   Rohm and Haas Co. ....................................        39,187
                                                                     -----------
                                                                         186,087
                                                                     -----------
            CHEMICAL - MISCELLANEOUS - 0.10%
      900   Air Products and Chemicals, Inc. .....................        27,956
                                                                     -----------
            CONGLOMERATES - 0.32%
    1,900   Tyco International, Ltd. .............................        87,281
                                                                     -----------
            CONSUMER FINANCE - 0.15%
    1,500   MBNA Corp. ...........................................        39,844
                                                                     -----------

            CONTAINERS - METAL/GLASS - 0.43%
      600   Corning, Inc. ........................................       118,500
                                                                     -----------
            COSMETICS/TOILETRIES - 0.19%
    1,200   Estee Lauder Companies ...............................        52,950
                                                                     -----------
            DRUGS - 8.17%
    1,100   Allergan, Inc. .......................................        64,762
    4,300 * Amgen, Inc. ..........................................       240,800
      300   Bausch & Lomb, Inc. ..................................        18,112
    1,800 * Biogen, Inc. .........................................       105,862
    5,400   Bristol Myers Squibb Co. .............................       283,162
    1,000 * Chiron Corp. .........................................        45,250
      300   Eli Lilly and Co. ....................................        23,194
    1,000 * Immunex Corp. ........................................        39,375
    2,700 * IVAX Corp. ...........................................        73,913
    1,500   Jones Pharma, Inc. ...................................        43,219
    7,200   Merck & Co., Inc. ....................................       500,400
      400 * Millennium Pharmaceuticals, Inc. .....................        31,750
   11,100   Pfizer, Inc. .........................................       467,588
      952   Pharmacia Corp. ......................................        47,541
    1,500   Schering-Plough Corp. ................................        60,469
    1,600   Warner-Lambert Co. ...................................       182,100
                                                                     -----------
                                                                       2,227,497
                                                                     -----------

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            ELECTRONIC EQUIPMENT - 6.36%
      900 * Cabletron Systems, Inc. ..............................   $    20,587
      200   Emerson Electric Co. .................................        10,974
   10,100   General Electric Co. .................................     1,588,224
    1,250   Molex, Inc. ..........................................        68,671
      400 * Teradyne, Inc. .......................................        44,000
                                                                     -----------
                                                                       1,732,456
                                                                     -----------
            ELECTRONIC INSTRUMENTS - 0.52%
      400 * C-Cube Microsystems, Inc. ............................        25,700
      500 * Sawtek, Inc. .........................................        23,905
    1,100 * Vishay Intertechnology, Inc. .........................        92,262
                                                                     -----------
                                                                         141,867
                                                                     -----------
            ENTERTAINMENT - 1.19%
    3,600   Time Warner, Inc. ....................................       323,775
       15   Go.com................................................           203
                                                                     -----------
                                                                         323,978
                                                                     -----------
            FINANCIAL SERVICES - 0.56%
    1,000   American Express Co. .................................       150,063
      100 * Ameritrade Holding Corp., Class A.....................         1,675
                                                                     -----------
                                                                         151,738
                                                                     -----------
            FOODS - 2.03%
    1,200   BestFoods.............................................        60,300
    6,200   ConAgra, Inc. ........................................       117,024
      200   H J Heinz Co. ........................................         6,800
    3,200   Hormel Foods Corp. ...................................        48,800
    5,300   IBP, Inc. ............................................        87,450
    1,600   Keebler Foods Co. ....................................        50,300
      500   McCormick & Co., Inc. ................................        15,593
    6,100   Nabisco Group Holdings Corp. .........................        78,537
      900   Nabisco Holdings Corp., Class A.......................        33,805
    3,100   Ralston Purina Co. ...................................        54,830
                                                                     -----------
                                                                         553,439
                                                                     -----------
            FOOTWEAR - 0.16%
    1,000   NIKE, Inc., Class B...................................        43,438
                                                                     -----------
            HEALTHCARE - 0.64%
      500   Cardinal Health, Inc. ................................        27,531
      300 * Edwards Lifesciences Corp. ...........................         4,500
    1,600   UnitedHealth Group, Inc. .............................       106,700
      500 * Wellpoint Health Networks, Inc. ......................        36,875
                                                                     -----------
                                                                         175,606
                                                                     -----------

--------------------------------------------------------------------------------

 April 30, 2000 (Unaudited)                                     45
                       LARGE CAP GROWTH FUND - CONTINUED

 NUMBER                                         MARKET
OF SHARES                                        VALUE

---------------------------------------------------------
           HOSPITAL MANAGEMENT - 0.17%
     800   Columbia/HCA Healthcare Corp. .... $    22,750
   1,100 * Healtheon/WebMD Corp. ............      23,169
                                              -----------
                                                   45,919
                                              -----------
           HOSPITAL SUPPLIES - 2.43%
   2,300   Abbott Laboratories ..............      88,406
   1,500   Baxter International, Inc. .......      97,688
   3,800   Johnson & Johnson.................     313,500
   2,300   Medtronic, Inc. ..................     119,456
     600   Stryker Corp. ....................      43,125
                                              -----------
                                                  662,175
                                              -----------
           HOUSEHOLD PRODUCTS - 1.09%
     400   Colgate-Palmolive Co. ............      22,850
   4,600   Procter & Gamble Co. .............     274,275
                                              -----------
                                                  297,125
                                              -----------
           HUMAN RESOURCES - 0.22%
   1,000 * Robert Half International, Inc. ..      61,125
                                              -----------
           INFORMATION PROCESSING - 1.27%
     200 * Comverse Technology, Inc. ........      17,838
     400 * Infospace, Inc. ..................      28,725
   2,700 * JDS Uniphase Corp. ...............     280,125
     400 * Lycos, Inc. ......................      18,600
                                              -----------
                                                  345,288
                                              -----------
           INFORMATION PROCESSING -
           BUSINESS SOFTWARE - 6.79%
     400 * Broadcom Corp. ...................      68,950
     200 * Citrix Systems, Inc. .............      12,213
   1,500 * DST Systems, Inc. ................     111,281
     200 * i2 Technologies, Inc. ............      25,850
     200 * Inktomi Corp. ....................      30,788
     200 * Micromuse, Inc. ..................      19,625
  11,000 * Microsoft Corp. ..................     767,250
   7,200 * Oracle Corp. .....................     575,550
   2,100 * Veritas Software Corp. ...........     225,258
     300 * Vignette Corp. ...................      14,456
                                              -----------
                                                1,851,221
                                              -----------

 NUMBER                                                 MARKET
OF SHARES                                                VALUE

-----------------------------------------------------------------
           INFORMATION PROCESSING -
           COMPUTER HARDWARE - 3.67%
   1,200 * Apple Computer, Inc. ..................... $   148,875
   3,500 * Dell Computer Corp. ......................     175,438
     200 * E-Tek Dynamics, Inc. .....................      40,950
     300 * Gateway, Inc. ............................      16,575
     800 * Lexmark International Group, Inc. ........      94,400
   5,700 * Sun Microsystems, Inc. ...................     524,044
                                                      -----------
                                                        1,000,282
                                                      -----------
           INFORMATION PROCESSING -
           COMPUTER SERVICES - 2.68%
   6,900 * America Online, Inc. .....................     412,706
     500   Automatic Data Processing, Inc. ..........      26,906
     100 * Checkfree Holdings Corp. .................       5,081
     700 * CMGI, Inc. ...............................      49,875
     100 * Cnet Networks, Inc. ......................       3,456
     100 * Earthlink, Inc. ..........................       1,888
   1,100   Electronic Data Systems Corp. ............      75,625
   2,300   First Data Corp. .........................     111,981
     300 * VeriSign, Inc. ...........................      41,813
                                                      -----------
                                                          729,331
                                                      -----------

           INFORMATION PROCESSING -
           CONSUMER SOFTWARE - 0.14%
     400 * Intuit, Inc. .............................      14,375
     100 * Macromedia, Inc. .........................       8,700
     200 * Networks Associates, Inc. ................       5,088
     200 * Realnetworks, Inc. .......................       9,525
                                                      -----------
                                                           37,688
                                                      -----------
           INFORMATION PROCESSING -
           DATA SERVICES - 7.00%
   1,200   Adobe Systems, Inc. ......................     145,125
     400 * At Home Corp. ............................       7,450
   1,200 * Bea Systems, Inc. ........................      57,900
   2,800   Comdisco, Inc. ...........................      86,975
     400   Computer Associates International, Inc. ..      22,325
     500 * Computer Sciences Corp. ..................      40,781
   3,100 * EMC Corp. ................................     430,706
   2,600   Hewlett Packard Co. ......................     351,000
   3,100   International Business Machines ..........     346,038
     200 * Mercury Interactive Corp. ................      18,000
   1,600 * Network Appliance, Inc. ..................     118,300

 NUMBER                                            MARKET
OF SHARES                                           VALUE

------------------------------------------------------------
           INFORMATION PROCESSING -
           DATA SERVICES - Continued
     100 * Network Solutions, Inc. ............. $    14,800
     200 * PsiNet, Inc. ........................       4,638
     200 * Sandisk Corp. .......................      18,325
     100 * Sapient Corp. .......................       7,919
     500 * Seagate Technology, Inc. ............      25,406
     500 * Siebel Systems, Inc. ................      61,438
   1,000 * Solectron Corp. .....................      46,813
     800 * Yahoo!, Inc. ........................     104,200
                                                 -----------
                                                   1,908,139
                                                 -----------
           INFORMATION PROCESSING -
           NETWORKING - 6.26%
  22,000 * Cisco Systems, Inc. .................   1,525,219
     200 * Emulex Corp. ........................       9,075
     500 * Exodus Communications, Inc. .........      44,219
     100 * Extreme Networks, Inc. ..............       5,763
     600 * PMC-Sierra, Inc. ....................     115,125
     200 * Verio, Inc. .........................       7,513
                                                 -----------
                                                   1,706,914
                                                 -----------
           INSURANCE - LIFE - 0.09%
     500   Hartford Life, Inc., Class A.........      24,625
                                                 -----------
           INSURANCE - MULTILINE - 0.67%
   1,300   American International Group, Inc. ..     142,594
     400   Marsh & McLennan Companies, Inc. ....      39,425
                                                 -----------
                                                     182,019
                                                 -----------
           LEISURE TIME - 0.12%
     900   Royal Caribbean Cruises, Ltd. .......      18,731
     400   Sabre Holdings Corp. ................      13,975
                                                 -----------
                                                      32,706
                                                 -----------
           LODGING - 0.53%
   3,400   Marriott International, Inc. ........     108,800
   1,242   MGM Grand, Inc. .....................      36,639
                                                 -----------
                                                     145,439
                                                 -----------
           MACHINERY - CONSTRUCTION &
           CONTRACTS - 0.13%
     400 * Calpine Corp. .......................      36,600
                                                 -----------

--------------------------------------------------------------------------------

 46                                     April 30, 2000 (Unaudited)
                       LARGE CAP GROWTH FUND - CONTINUED

 NUMBER                                            MARKET
OF SHARES                                           VALUE

------------------------------------------------------------
           MEDICAL TECHNOLOGY - 0.31%
     200 * Genentech, Inc. ..................... $    23,400
   1,000   PE Corp. - PE Biosystems Group.......      60,000
                                                 -----------
                                                      83,400
                                                 -----------
           MERCHANDISE - DRUG - 0.76%
     800 * Andrx Corp. .........................      40,950
   2,000   CVS Corp. ...........................      87,000
     500 * Medimmune, Inc. .....................      79,969
                                                 -----------
                                                     207,919
                                                 -----------
           MERCHANDISE - SPECIALTY - 2.26%
     500 * Amazon.com, Inc. ....................      27,594
     400 * Best Buy Co., Inc. ..................      32,300
     700 * Costco Wholesale Corp. ..............      37,844
     500   Gap, Inc. ...........................      18,375
   6,950   Home Depot, Inc. ....................     389,634
   1,500   Limited, Inc. .......................      67,781
     600   Tiffany & Co. .......................      43,613
                                                 -----------
                                                     617,141
                                                 -----------
           MERCHANDISING - DEPARTMENT - 0.77%
   3,000 * Federated Deptartment Stores, Inc. ..     102,000
   1,000   May Department Stores Co. ...........      27,500
   1,200   Target Corp. ........................      79,875
                                                 -----------
                                                     209,375
                                                 -----------
           MERCHANDISING - FOOD - 0.31%
   1,000 * Kroger Co. ..........................      18,563
     700 * Safeway, Inc. .......................      30,888
     900   SYSCO Corp. .........................      33,863
                                                 -----------
                                                      83,314
                                                 -----------
           MERCHANDISING - MASS - 1.93%
     200 * Priceline.com, Inc. .................      12,650
   2,700   Sears Roebuck and Co. ...............      98,888
   7,500   Wal-Mart Stores, Inc. ...............     415,313
                                                 -----------
                                                     526,851
                                                 -----------
           MISCELLANEOUS - 0.38%
     700   Avx Corp. ...........................      68,206
     100 * Ebay, Inc. ..........................      15,919
     173 * MarchFirst, Inc. ....................       3,687
     200 * Polycom, Inc. .......................      15,825
                                                 -----------
                                                     103,637
                                                 -----------

 NUMBER                                          MARKET
OF SHARES                                         VALUE

----------------------------------------------------------
           OIL - INTEGRATED DOMESTIC - 0.17%
   2,000   USX-Marathon Group................. $    46,625
                                               -----------
           PAPER/FOREST PRODUCTS - 0.36%
     600   Georgia-Pacific Corp. .............      22,050
   1,300   Kimberly-Clark Corp. ..............      75,481
                                               -----------
                                                    97,531
                                               -----------
           PHOTOGRAPHY - 0.29%
   1,400   Eastman Kodak Co. .................      78,313
                                               -----------
           PUBLISHING - NEWS - 0.50%
   3,300   New York Times Co., Class A........     135,919
                                               -----------
           PUBLISHING/PRINTING - 0.23%
     800   McGraw-Hill, Inc. .................      42,000
     700 * TV Guide, Inc. ....................      20,869
                                               -----------
                                                    62,869
                                               -----------

           RESTAURANTS - 0.28%
   1,200 * Starbucks Corp. ...................      36,281
   1,200 * Tricon Global Restaurants, Inc. ...      40,950
                                               -----------
                                                    77,231
                                               -----------
           SECURITIES RELATED - 0.63%
   1,100   A.G. Edwards, Inc. ................      41,388
   2,100   Charles Schwab Corp. ..............      93,450
     600 * E*Trade Group, Inc. ...............      12,900
     300   Morgan Stanley Dean Witter & Co. ..      23,025
                                               -----------
                                                   170,763
                                               -----------
           SEMICONDUCTOR EQUIPMENT - 1.02%
   2,300 * Applied Materials, Inc. ...........     234,169
     300 * KLA-Tencor Corp. ..................      22,463
     200 * QLogic Corp. ......................      20,063
                                               -----------
                                                   276,695
                                               -----------
           SEMICONDUCTORS - 7.87%
   1,700 * Analog Devices, Inc. ..............     130,581
     600 * Applied Micro Circuits Corp. ......      77,325
     700 * Conexant Systems, Inc. ............      41,913
   1,033 * Energizer Holdings, Inc. ..........      17,626
   9,300   Intel Corp. .......................   1,179,356
     600 * LSI Logic Corp. ...................      37,500
   1,500   Motorola, Inc. ....................     178,594

 NUMBER                                             MARKET
OF SHARES                                            VALUE

-------------------------------------------------------------
           SEMICONDUCTORS - Continued
     300 * SDL, Inc. ............................ $    58,500
   2,100   Texas Instruments, Inc. ..............     342,038
     300 * Triquint Semiconductor, Inc. .........      30,844
     700 * Xilinx, Inc. .........................      51,275
                                                  -----------
                                                    2,145,552
                                                  -----------
           TELECOMMUNICATIONS - 6.99%
     700 * ADC Communications, Inc. .............      42,525
     400 * Advanced Fibre Communication..........      18,275
     700 * Allegiance Telecom, Inc. .............      49,525
     500 * Aspect Communications, Inc. ..........      17,750
   2,700   AT&T Corp. ...........................     126,056
   1,100 * AT&T Corp. - Liberty Media Group......      54,931
     400   BCE, Inc. ............................      45,900
     800 * CIENA Corp. ..........................      98,900
     300 * Covad Communications Group, Inc. .....       8,325
     800 * EchoStar Communications Corp.,
           Class A...............................      50,950
     900 * Level 3 Communications, Inc. .........      80,100
   7,400   Lucent Technologies, Inc. ............     460,188
   5,450 * MCI Worldcom, Inc. ...................     247,634
     400 * Nextel Communications, Inc., Class A..      43,775
     300 * NEXTLINK Communications, Inc. ........      25,294
     900   Nortel Networks Corp. ................     101,925
   2,600 * QUALCOMM, Inc. .......................     281,938
     100 * RCN Corp. ............................       2,863
     100 * RF Micro Devices, Inc. ...............      10,406
     100 * Rhythms Netconnections, Inc. .........       2,069
     600   Sanmina Corp. ........................      36,038
   1,400   Scientific-Atlanta, Inc. .............      91,088
     100 * Terayon Communication Systems, Inc. ..       9,300
                                                  -----------
                                                    1,905,755
                                                  -----------
           TOBACCO - 0.26%
   3,200 * Philip Morris Companies, Inc. ........      70,000
                                                  -----------
           UTILITIES - COMMUNICATION - 0.65%
     600   Bell Atlantic Corp. ..................      35,550
     700   GTE Corp. ............................      47,425
   1,200   Sprint Corp. FON Group................      73,800
     200   Telephone and Data Systems, Inc. .....      20,400
                                                  -----------
                                                      177,175
                                                  -----------

--------------------------------------------------------------------------------

 April 30, 2000 (Unaudited)                                     47
                       LARGE CAP GROWTH FUND - CONTINUED

  NUMBER                                                              MARKET
 OF SHARES                                                             VALUE

-------------------------------------------------------------------------------
           UTILITIES - GAS, PIPELINE - 0.23%
       900 Enron Corp. ..........................................   $    62,719
                                                                    -----------
           TOTAL COMMON STOCK
           (Cost $19,456,460)....................................    23,543,321
                                                                    -----------
    PAR
   VALUE
 ---------
           UNITED STATES GOVERNMENT -
           SHORT-TERM - 0.80%

           U. S. TREASURY BILLS - 0.80%
           United States Treasury Bills:
 $  25,000  5.65% due 06/01/00...................................        24,877
    25,000  5.62% due 06/01/00...................................        24,879
    10,000  5.60% due 06/01/00...................................         9,952
    75,000  5.58% due 06/08/00...................................        74,557
    25,000  5.53% due 06/22/00...................................        24,800
    25,000  5.50% due 05/11/00...................................        24,962
    35,000  5.50% due 06/15/00...................................        34,759
                                                                    -----------
                                                                        218,786
                                                                    -----------
           UNITED STATES GOVERNMENT -
           SHORT-TERM
           (Cost $218,786).......................................       218,786
                                                                    -----------
           CORPORATE SHORT-TERM -
           REPURCHASE AGREEMENT - 12.59%

 3,433,000 BANKS - OTHER - 12.59%
           State Street Bank Repurchase Agreement, 5.62%, dated
           04/28/00, to be repurchased at $3,434,608 on 05/01/00,
           collateralized by U.S. Treasury Bonds, 8.00%,
           11/15/21, with a par value of $2,870,000 (Cost
           $3,433,000)...........................................     3,433,000
                                                                    -----------
           TOTAL CORPORATE SHORT-TERM -
           REPURCHASE AGREEMENT
           (Cost $3,433,000).....................................     3,433,000
                                                                    -----------
           TOTAL INVESTMENTS
           (Cost $23,108,246) - 99.76%...........................   $27,195,107
                                                                    -----------

           *Non-income producing

SEE NOTES TO FINANCIAL STATEMENTS.

                                           UNREALIZED
 CONTRACTS                                DEPRECIATION

-----------------------------------------------------------
      FUTURES CONTRACTS PURCHASED(1)
      (Delivery month/Value at 04/30/00)
 9(2)   S&P 500 Index Futures
        (June/$1,460.00).............      $   (20,950)
                                           -----------

(1) U.S. Treasury Bills with a market value of approximately $210,000 were maintained in a segregated account with a portion placed as collateral for futures contracts.
(2) Per 250.


-------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
ASSETS:
Investments, at market (Cost $23,108,246).......................... $27,195,107
Receivables for:
 Fund shares sold..................................................     206,965
 Dividends and interest............................................       9,005
Other assets.......................................................      21,102
                                                                    -----------
TOTAL ASSETS.......................................................  27,432,179
                                                                    -----------

LIABILITIES:
Payable for fund shares redeemed...................................      55,633
Payable to affiliates:
 Administrative service fees for Class I...........................       7,766
 Advisory fees.....................................................      22,983
 Distribution fees for Class A & B.................................       3,835
 Other.............................................................      82,258
                                                                    -----------
TOTAL LIABILITIES..................................................     172,475
                                                                    -----------
NET ASSETS......................................................... $27,259,704
                                                                    -----------

--------------------------------------------------------------------------------

NET ASSETS REPRESENTED BY:
Shares of beneficial interest, $.01 par value per share,
unlimited shares authorized,
1,728,034 shares outstanding.....................................  $    17,280
Additional paid in capital.......................................   22,125,820
Undistributed net realized gain on securities....................    1,117,290
Accumulated net investment loss..................................      (66,597)
Unrealized appreciation (depreciation) of:
 Investments.......................................... $4,086,861
 Futures contracts....................................    (20,950)   4,065,911
                                                       ----------  -----------
NET ASSETS APPLICABLE
TO SHARES OUTSTANDING............................................  $27,259,704
                                                                   -----------


--------------------------
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Net asset value and redemption price per Class A
share ($4,329,436 divided by 272,262 shares)............ $15.90
                                                         ------
Offering price per Class A share
(100/94.25 of $15.90)*.................................. $16.87
                                                         ------
Net asset value and offering price per Class B
share ($16,877,409 divided by 1,075,606 shares)**....... $15.69
                                                         ------
Net asset value, offering price and redemption
price per Class I share ($4,113,811 divided by
258,467 shares)......................................... $15.92
                                                         ------
Net asset value, offering price and redemption
price per Class II share ($1,939,048 divided by
121,699 shares)......................................... $15.93
                                                         ------
*  Offering price includes sales charge of 5.75%. The sales charge is reduced for purchases of $25,000 and over.
** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

--------------------------------------------------------------------------------

 48              LARGE CAP GROWTH FUND (Unaudited) - CONTINUED

STATEMENT OF OPERATIONS
For the Six Months Ended April 30, 2000

INVESTMENT INCOME:
Dividends.........................................................  $   58,431
Interest..........................................................      36,095
                                                                    ----------
 Total investment income..........................................      94,526
                                                                    ----------
EXPENSES:
Advisory fees.....................................................      59,001
Transfer agent fees...............................................      34,120
Custodian fees....................................................      13,755
Distribution fees:
 Class A..........................................................       4,634
 Class B..........................................................      63,944
Administrative service fee, Class I...............................       3,926
Registration and filing fees......................................      17,885
Audit fees and tax services.......................................       4,496
Accounting services...............................................       3,218
Trustees' fees and expenses.......................................       2,198
Report to shareholders............................................       2,592
Miscellaneous.....................................................       6,097
                                                                    ----------
 Total expenses...................................................     215,866
 Expense reimbursement (see Note 3)...............................     (54,743)
                                                                    ----------
 Net expenses.....................................................     161,123
                                                                    ----------
NET INVESTMENT LOSS...............................................     (66,597)
                                                                    ----------

REALIZED AND UNREALIZED GAIN (LOSS) ON SECURITIES:
Net realized gain (loss) on securities:
 Investments........................................... $1,147,384
 Futures contracts.....................................     (7,231)  1,140,153
                                                        ----------
Net unrealized appreciation (depreciation) on securities during the period:
 Investments...........................................  1,907,532
 Futures contracts.....................................    (24,685)  1,882,847
                                                        ----------  ----------
  Net realized and unrealized gain on securities during the
  period..........................................................   3,023,000
                                                                    ----------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS..................  $2,956,403
                                                                    ----------

STATEMENT OF CHANGES IN NET ASSETS

                                                For the Six       For the
                                                Months Ended     Year Ended
                                               April 30, 2000 October 31, 1999
                                               -------------------------------
OPERATIONS:
Net investment loss...........................  $   (66,597)    $   (30,534)
Net realized gain on securities...............    1,140,153         162,545
Net unrealized appreciation of securities
during the period.............................    1,882,847       2,183,064
                                               -------------------------------
 Increase in net assets resulting from
 operations...................................    2,956,403       2,315,075
                                               -------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
 Class A......................................            -               -
 Class B......................................            -               -
 Class I......................................            -            (413)
 Class II.....................................            -          (4,487)
                                               -------------------------------
  Total distributions to shareholders
  from net investment income..................            -          (4,900)
                                               -------------------------------
Net realized gain on securities
 Class A......................................      (26,230)              -
 Class B......................................      (87,546)              -
 Class I......................................      (22,526)              -
 Class II.....................................      (13,672)              -
                                               -------------------------------
  Total distributions to shareholders
  from net realized gain on securities........     (149,974)              -
                                               -------------------------------
Decrease in net assets resulting from
distributions to shareholders.................     (149,974)         (4,900)
                                               -------------------------------

SHARE TRANSACTIONS:
Net increase in net assets resulting from
share transactions
 Class A......................................    1,080,392       2,233,762
 Class B......................................    6,449,091       8,024,484
 Class I......................................      720,642       2,408,861
 Class II.....................................       65,945       1,157,073
                                               -------------------------------
Total increase in net assets resulting from
share transactions............................    8,316,070      13,824,180
                                               -------------------------------
TOTAL INCREASE IN NET ASSETS..................   11,122,499      16,134,355

NET ASSETS:
 Beginning of year............................   16,137,205           2,850
                                               -------------------------------
 End of period (including accumulated net
 investment loss of $66,597 and $0)...........  $27,259,704     $16,137,205
                                               -------------------------------

--------------------------------------------------------------------------------

 CHANGE IN SHARES                 Class A                                    Class B
 OUTSTANDING       ----------------------------------------  -------------------------------------------
                      For the Six            For the              For the Six             For the
                      Months Ended          Year Ended           Months Ended            Year Ended
                     April 30, 2000      October 31, 1999       April 30, 2000        October 31, 1999
                   -------------------  -------------------  ----------------------  -------------------
                   Shares     Amount    Shares     Amount     Shares      Amount     Shares     Amount
                   -------------------  -------------------  ----------------------  -------------------
 Shares sold.....  111,034  $1,735,769  215,767  $2,400,134    560,095  $ 8,655,876  672,822  $8,230,783
 Shares issued
 for
 distributions
 reinvested......    1,694      25,851        -           -      5,757       86,927        -           -
 Shares
 repurchased.....  (43,374)   (681,228) (12,930)   (166,372)  (147,298)  (2,293,712) (15,841)   (206,299)
                   -------------------  -------------------  ----------------------  -------------------
 Increase in
 shares
 outstanding.....   69,354   1,080,392  202,837   2,233,762    418,554    6,449,091  656,981   8,024,484
 Shares
 outstanding:
 Beginning of
 period..........  202,908   2,234,474       71         712    657,052    8,025,196       71         712
                   -------------------  -------------------  ----------------------  -------------------
 End of period...  272,262  $3,314,866  202,908  $2,234,474  1,075,606  $14,474,287  657,052  $8,025,196
                   -------------------  -------------------  ----------------------  -------------------
 CHANGE IN SHARES                 Class I                                   Class II
 OUTSTANDING       ------------------------------------------ -----------------------------------------
                       For the Six            For the            For the Six            For the
                      Months Ended           Year Ended          Months Ended          Year Ended
                     April 30, 2000       October 31, 1999      April 30, 2000      October 31, 1999
                   --------------------- -------------------- -------------------- --------------------
                   Shares     Amount     Shares     Amount    Shares     Amount    Shares     Amount
                   --------------------- -------------------- -------------------- --------------------
 Shares sold.....  111,669  $ 1,752,450  224,884  $2,539,442   17,441  $  280,037  124,934  $1,249,361
 Shares issued
 for
 distributions
 reinvested......    1,475       22,523       34         413      895      13,671      352       4,487
 Shares
 repurchased.....  (69,492)  (1,054,331) (10,174)   (130,994) (14,369)   (227,763)  (7,626)    (96,775)
                   --------------------- -------------------- -------------------- --------------------
 Increase in
 shares
 outstanding.....   43,652      720,642  214,744   2,408,861    3,967      65,945  117,660   1,157,073
 Shares
 outstanding:
 Beginning of
 period..........  214,815    2,409,574       71         713  117,732   1,157,786       72         713
                   --------------------- -------------------- -------------------- --------------------
 End of period...  258,467  $ 3,130,216  214,815  $2,409,574  121,699  $1,223,731  117,732  $1,157,786
                   --------------------- -------------------- -------------------- --------------------

SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

 April 30, 2000 (Unaudited)   MID CAP GROWTH FUND               49

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            SCHEDULE OF INVESTMENTS
            COMMON STOCK - 98.19%

            ADVERTISING - 2.46%
    4,100 * Catalina Marketing Corp. .............................   $   415,125
                                                                     -----------
            APPAREL & PRODUCTS - 1.97%
    8,400   Cintas Corp. .........................................       332,850
                                                                     -----------
            AUTO - ORIGINAL EQUIPMENT - 1.90%
    5,600   Danaher Corp. ........................................       319,900
                                                                     -----------
            BUILDING MATERIALS - 3.88%
   11,200   Fastenal Co. .........................................       654,500
                                                                     -----------
            CONGLOMERATES - 0.87%
   10,500   Dial Corp. ...........................................       146,344
                                                                     -----------
            CONSUMER FINANCE - 2.27%
   15,700   Equifax, Inc. ........................................       383,669
                                                                     -----------
            DRUGS - 3.28%
    8,600 * ALZA Corp. ...........................................       378,938
   19,000 * Covance, Inc. ........................................       174,563
                                                                     -----------
                                                                         553,501
                                                                     -----------
            ENTERTAINMENT - 2.43%
   16,500   Carnival Corp., Class A...............................       410,438
                                                                     -----------
            FINANCIAL SERVICES - 2.76%
   12,200   T. Rowe Price Associates, Inc. .......................       465,125
                                                                     -----------
            GOVERNMENT SPONSORED - 1.54%
    8,300   SLM Holding Corp. ....................................       259,894
                                                                     -----------
            HEALTHCARE - 9.16%
   10,300   Cardinal Health, Inc. ................................       567,144
   12,600 * HCR Manor Care, Inc. .................................       150,413
   30,000 * Health Management Association.........................       478,125
   11,200   Omnicare, Inc. .......................................       170,100
   12,600 * Quintiles Transnational Corp. ........................       180,338
                                                                     -----------
                                                                       1,546,120
                                                                     -----------
            HOUSEHOLD PRODUCTS - 1.36%
    9,100   Newell Rubbermaid, Inc. ..............................       229,206
                                                                     -----------
            HUMAN RESOURCES - 2.06%
    8,500 * Interim Services, Inc. ...............................       145,563
    3,300 * Robert Half International, Inc. ......................       201,713
                                                                     -----------
                                                                         347,276
                                                                     -----------

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            INFORMATION PROCESSING - 5.98%
   12,800 * Acxiom Corp. .........................................   $   345,600
    9,600 * Advent Software, Inc. ................................       504,000
    8,100 * Fritz Companies, Inc. ................................        77,963
   10,100 * Parametric Technology Corp. ..........................        82,378
                                                                     -----------
                                                                       1,009,941
                                                                     -----------
            INFORMATION PROCESSING -
            COMPUTER HARDWARE - 2.13%
    8,800 * Jabil Circuit, Inc. ..................................       360,250
                                                                     -----------
            INFORMATION PROCESSING -
            COMPUTER SERVICES - 2.15%
    6,900   Paychex, Inc. ........................................       363,113
                                                                     -----------
            INFORMATION PROCESSING -
            CONSUMER SOFTWARE - 1.22%
    8,100 * Networks Associates, Inc. ............................       206,044
                                                                     -----------
            INFORMATION PROCESSING -
            DATA SERVICES - 13.73%
    7,700 * BISYS Group, Inc. ....................................       481,731
    2,826   Computer Associates International, Inc. ..............       157,726
   16,800 * Compuware Corp. ......................................       211,050
    2,200 * EMC Corp. ............................................       305,663
    8,700 * Fiserv, Inc. .........................................       399,656
   10,700 * Keane, Inc. ..........................................       308,963
    8,000 * Solectron Corp. ......................................       374,500
    4,800 * Transaction Systems Architects, Inc.,
            Class A...............................................        78,300
                                                                     -----------
                                                                       2,317,589
                                                                     -----------
            INSURANCE - MULTILINE - 1.79%
    6,200   AFLAC, Inc. ..........................................       302,638
                                                                     -----------
            LEISURE TIME - 2.55%
   10,800   Harley-Davidson, Inc. ................................       429,975
                                                                     -----------
            MEDICAL TECHNOLOGY - 2.05%
    3,408 * Guidant Corp. ........................................       195,534
    2,500   PE Corp. - PE Biosystems Group........................       150,000
                                                                     -----------
                                                                         345,534
                                                                     -----------

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            MERCHANDISE - SPECIALTY - 5.82%
   13,525   Dollar General Corp. .................................   $   309,384
    3,400 * Kohls Corp. ..........................................       163,200
   10,900 * Staples, Inc. ........................................       207,781
   15,700   TJX Companies, Inc. ..................................       301,244
                                                                     -----------
                                                                         981,609
                                                                     -----------
            MERCHANDISING - MASS - 3.19%
    9,300 * Dollar Tree Stores, Inc. .............................       538,238
                                                                     -----------
            OIL - SERVICES - 1.04%
    2,300   Smith International, Inc. ............................       174,800
                                                                     -----------
            SECURITIES RELATED - 4.36%
   11,000   Franklin Resources, Inc. .............................       354,749
   10,100   Legg Mason, Inc. .....................................       381,905
                                                                     -----------
                                                                         736,654
                                                                     -----------
            SEMICONDUCTORS - 4.82%
    5,600 * Altera Corp. .........................................       572,600
    3,300 * Xilinx, Inc. .........................................       241,724
                                                                     -----------
                                                                         814,324
                                                                     -----------
            TELECOMMUNICATIONS - 8.17%
    7,000 * ADC Communications, Inc. .............................       425,249
    4,300 * Amdocs, Ltd. .........................................       291,055
    8,900   CenturyTel, Inc. .....................................       218,049
    7,400 * Sanmina Corp. ........................................       444,462
                                                                     -----------
                                                                       1,378,815
                                                                     -----------
            TEXTILE - PRODUCTS - 0.65%
    4,500   G & K Services, Inc., Class A.........................       110,250
                                                                     -----------
            UTILITIES - ELECTRIC - 2.60%
    4,900 * AES Corp. ............................................       440,694
                                                                     -----------
            TOTAL COMMON STOCK
            (Cost $15,601,290)....................................    16,574,416
                                                                     -----------

--------------------------------------------------------------------------------

 50                                     April 30, 2000 (Unaudited)
                        MID CAP GROWTH FUND - CONTINUED

   PAR                                                                MARKET
  VALUE                                                                VALUE

-------------------------------------------------------------------------------
          CORPORATE SHORT-TERM -
          REPURCHASE AGREEMENT - 1.93%

          BANKS - OTHER - 1.93%

 $325,000 State Street Bank Repurchase Agreement, 5.62%, dated
          04/28/00, to be repurchased at $325,152 on 05/01/00,
          collateralized by U.S. Treasury Bonds, 8.00%, 11/15/21,
          with a par value of $275,000 (Cost $325,000)...........   $   325,000
                                                                    -----------
          TOTAL CORPORATE SHORT-TERM -
          REPURCHASE AGREEMENT
          (Cost $325,000)........................................       325,000
                                                                    -----------
          TOTAL INVESTMENTS
          (Cost $15,926,290) - 100.12%...........................   $16,899,416
                                                                    -----------
          *Non-income producing



SEE NOTES TO FINANCIAL STATEMENTS.



-------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
ASSETS:
Investments, at market (Cost $15,926,290).......................... $16,899,416
Receivables for:
 Fund shares sold..................................................      34,619
 Dividends and interest............................................         773
Other assets.......................................................      18,482
                                                                    -----------
TOTAL ASSETS.......................................................  16,953,290
                                                                    -----------

LIABILITIES:
Payable for fund shares redeemed...................................       3,494
Payable to affiliates:
 Administrative service fees for Class I...........................      14,123
 Advisory fees.....................................................      18,864
 Distribution fees for Class A & B.................................       1,361
 Other.............................................................      36,798
                                                                    -----------
TOTAL LIABILITIES..................................................      74,640
                                                                    -----------
NET ASSETS......................................................... $16,878,650
                                                                    -----------

--------------------------------------------------------------------------------

NET ASSETS REPRESENTED BY:
Shares of beneficial interest, $.01 par value per share, unlimited shares authorized,
1,385,336 shares outstanding......................................  $    13,853
Additional paid in capital........................................   14,837,192
Accumulated net investment loss...................................      (50,173)
Undistributed net realized gain on securities.....................    1,104,652
Unrealized appreciation of securities.............................      973,126
                                                                    -----------
NET ASSETS APPLICABLE
TO SHARES OUTSTANDING.............................................  $16,878,650
                                                                    -----------





--------------------------------------------------------------------------------

COMPUTATION OF NET ASSET VALUE
AND OFFERING PRICE:
Net asset value and redemption price per Class A
share ($2,104,460 divided by 172,297 shares)............................ $12.21
                                                                         ------
Offering price per Class A share
(100/94.25 of $12.21)*.................................................. $12.95
                                                                         ------
Net asset value and offering price per Class B
share ($5,306,999 divided by 440,051 shares)**.......................... $12.06
                                                                         ------
Net asset value, offering price and redemption
price per Class I share ($8,022,211 divided by
655,288 shares)......................................................... $12.24
                                                                         ------
Net asset value, offering price and redemption
price per Class II share ($1,444,980 divided by
117,700 shares)......................................................... $12.28
                                                                         ------
* Offering price includes sales charge of 5.75%.
  The sales charge is reduced for purchases
  of $25,000 and over.
** Redemption price per share is equal to net asset value
   less any applicable contingent deferred sales charge.

--------------------------------------------------------------------------------

                                                                51
                  MID CAP GROWTH FUND (Unaudited) - CONTINUED

STATEMENT OF OPERATIONS
For the Six Months Ended April 30, 2000

INVESTMENT INCOME:
Dividends............................................. $   26,653
Interest..............................................     17,884
                                                       ----------
 Total investment income..............................     44,537
                                                       ----------
EXPENSES:
Advisory fees.........................................     52,501
Transfer agent fees...................................     25,251
Custodian fees........................................     11,950
Distribution fees:
 Class A..............................................      2,606
 Class B..............................................     23,961
Administrative service fee, Class I...................      9,760
Registration and filing fees..........................     17,504
Audit fees and tax services...........................      3,298
Accounting services...................................      2,423
Trustees' fees and expenses...........................      1,733
Report to shareholders................................      1,964
Miscellaneous.........................................      5,010
                                                       ----------
 Total expenses.......................................    157,961
 Expense reimbursement (see Note 3)...................    (63,251)
                                                       ----------
 Net expenses.........................................     94,710
                                                       ----------
NET INVESTMENT LOSS...................................    (50,173)
                                                       ----------

REALIZED AND UNREALIZED GAIN ON SECURITIES:
Net realized gain on securities.......................  1,132,095
Net unrealized appreciation of securities during the
period................................................  2,114,819
                                                       ----------
  Net realized and unrealized loss on securities
  during the period...................................  3,246,914
                                                       ----------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS...... $3,196,741
                                                       ----------

STATEMENT OF CHANGES IN NET ASSETS
                                                For the Six       For the
                                                Months Ended     Year Ended
                                               April 30, 2000 October 31, 1999
                                               -------------------------------
OPERATIONS:
Net investment loss...........................  $   (50,173)    $   (32,772)
Net realized gain on securities...............    1,132,095         436,028
Net unrealized appreciation (depreciation) of
securities
during the period.............................    2,114,819      (1,141,693)
                                               -------------------------------
 Increase (Decrease) in net assets resulting
 from operations..............................    3,196,741        (738,437)
                                               -------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
 Class A......................................            -            (110)
 Class B......................................            -               -
 Class I......................................            -          (1,446)
 Class II.....................................            -          (1,216)
                                               -------------------------------
  Total distributions to shareholders
  from net investment income..................            -          (2,772)
                                               -------------------------------
Net realized gain on securities
 Class A......................................      (55,967)              -
 Class B......................................     (122,396)              -
 Class I......................................     (209,541)              -
 Class II.....................................      (40,023)              -
                                               -------------------------------
  Total distributions to shareholders
  from net realized gain on securities........     (427,927)              -
                                               -------------------------------
Decrease in net assets resulting from
distributions to shareholders.................     (427,927)         (2,772)
                                               -------------------------------

SHARE TRANSACTIONS:
Net increase (decrease) in net assets
resulting from share transactions
 Class A......................................      (21,987)      1,751,127
 Class B......................................      846,053       3,749,213
 Class I......................................     (334,196)      7,710,034
 Class II.....................................     (111,101)      1,257,852
                                               -------------------------------
Total increase in net assets resulting from
share transactions............................      378,769      14,468,226
                                               -------------------------------
TOTAL INCREASE IN NET ASSETS..................    3,147,583      13,727,017

NET ASSETS:
 Beginning of year............................   13,731,067           4,050
                                               -------------------------------
 End of period (including accumulated
 investment loss of $50,173 and $0)...........  $16,878,650     $13,731,067
                                               -------------------------------

--------------------------------------------------------------------------------

 CHANGE IN SHARES                 Class A                                    Class B
 OUTSTANDING       ----------------------------------------  ------------------------------------------
                      For the Six            For the             For the Six             For the
                      Months Ended          Year Ended           Months Ended           Year Ended
                     April 30, 2000      October 31, 1999       April 30, 2000       October 31, 1999
                   -------------------  -------------------  ---------------------  -------------------
                   Shares     Amount    Shares     Amount     Shares     Amount     Shares     Amount
                   -------------------  -------------------  ---------------------  -------------------
 Shares sold.....   28,326  $  318,103  174,068  $1,777,169   175,517  $ 1,971,862  367,134  $3,853,739
 Shares issued
 for
 distributions
 reinvested......    5,055      55,964       10         110    10,963      120,152        -           -
 Shares
 repurchased.....  (32,846)   (396,054)  (2,417)    (26,152) (104,088)  (1,245,961)  (9,576)   (104,526)
                   -------------------  -------------------  ---------------------  -------------------
 Increase
 (decrease) in
 shares
 outstanding.....      535     (21,987) 171,661   1,751,127    82,392      846,053  357,558   3,749,213
 Shares
 outstanding:
 Beginning of
 period..........  171,762   1,752,140      101       1,013   357,659    3,750,225      101       1,012
                   -------------------  -------------------  ---------------------  -------------------
 End of period...  172,297  $1,730,153  171,762  $1,752,140   440,051  $ 4,596,278  357,659  $3,750,225
                   -------------------  -------------------  ---------------------  -------------------
 CHANGE IN SHARES                  Class I                                   Class II
 OUTSTANDING       ------------------------------------------- -----------------------------------------
                       For the Six             For the            For the Six            For the
                       Months Ended           Year Ended          Months Ended          Year Ended
                      April 30, 2000       October 31, 1999      April 30, 2000      October 31, 1999
                   ---------------------- -------------------- -------------------- --------------------
                    Shares     Amount     Shares     Amount    Shares     Amount    Shares     Amount
                   ---------------------- -------------------- -------------------- --------------------
 Shares sold.....   117,516  $ 1,347,084  763,324  $8,630,444    4,617  $   49,556  125,666  $1,257,636
 Shares issued
 for
 distributions
 reinvested......    18,885      209,442      130       1,436    3,602      40,021      107       1,216
 Shares
 repurchased.....  (160,620)  (1,890,722) (84,048)   (921,846) (16,306)   (200,678)     (88)     (1,000)
                   ---------------------- -------------------- -------------------- --------------------
 Increase
 (decrease) in
 shares
 outstanding.....   (24,219)    (334,196) 679,406   7,710,034   (8,087)   (111,101) 125,685   1,257,852
 Shares
 outstanding:
 Beginning of
 period..........   679,507    7,711,047      101       1,013  125,787   1,258,864      102       1,012
                   ---------------------- -------------------- -------------------- --------------------
 End of period...   655,288  $ 7,376,851  679,507  $7,711,047  117,700  $1,147,763  125,787  $1,258,864
                   ---------------------- -------------------- -------------------- --------------------

SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

 52                                     April 30, 2000 (Unaudited)
                             SMALL CAP GROWTH FUND

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            SCHEDULE OF INVESTMENTS
            COMMON STOCK - 94.95%

            ADVERTISING - 1.26%
    2,225 * Catalina Marketing Corp. .............................   $   225,280
    3,700 * Ticket Master Online - City Search, Inc. .............        74,000
                                                                     -----------
                                                                         299,280
                                                                     -----------
            AUTO - REPLACEMENT PARTS - 0.47%
    8,325   Gentek, Inc. .........................................       111,867
                                                                     -----------
            BANKS - OTHER - 0.22%
    4,800   Sterling Bancshares, Inc. ............................        52,800
                                                                     -----------
            BANKS - REGIONAL - 1.63%
    5,850   Bank United Corp. ....................................       194,146
    1,800   City National Corp. ..................................        66,263
      500 * Hamilton Bancorp, Inc. ...............................         9,188
    3,550   National Commerce Bancorp. ...........................        58,353
    2,875   Pacific Century Financial Corp. ......................        59,117
                                                                     -----------
                                                                         387,067
                                                                     -----------
            BEVERAGE -
            BREWERS/DISTRIBUTORS - 0.56%
    4,025 * Robert Mondavi Corp., Class A.........................       133,580
                                                                     -----------
            BROADCASTING - 2.34%
    2,925 * Entercom Communications Corp. ........................       124,312
    4,300 * Insight Communications Co. ...........................        87,613
    5,350 * Spanish Broadcasting Systems, Inc.,
            Class A...............................................        99,978
    2,250 * Univision Communications, Inc. .......................       245,813
                                                                     -----------
                                                                         557,716
                                                                     -----------
            CHEMICAL - MAJOR - 0.84%
    8,175   Albemarle Corp. ......................................       171,163
    2,150   Solutia, Inc. ........................................        29,294
                                                                     -----------
                                                                         200,457
                                                                     -----------
            CHEMICAL - MISCELLANEOUS - 2.05%
    4,500 * General Chemical Group, Inc. .........................         6,468
    4,825   Geon Co. .............................................       105,547
   10,000   Georgia Gulf Corp. ...................................       240,625
    2,900   Minerals Technologies, Inc. ..........................       134,125
                                                                     -----------
                                                                         486,765
                                                                     -----------
            COMMERCIAL SERVICES - 0.13%
    1,350 * NBC Internet, Inc., Class A...........................        31,219
                                                                     -----------

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            DRUGS - 6.84%
    2,250 * Abgenix, Inc. ........................................   $   201,515
    1,100   Bindley Western Industries, Inc. .....................        19,181
    2,350 * Corixa Corp. .........................................        72,263
    6,000 * Human Genome Sciences, Inc. ..........................       459,375
    1,800 * IDEC Pharmaceuticals Corp. ...........................       115,200
    1,400 * Ilex Oncology, Inc. ..................................        33,600
   11,300 * Ligand Pharmaceuticals, Inc., Class B.................       151,138
    2,900 * Millennium Pharmaceuticals, Inc. .....................       230,188
    1,600 * Neurocrine Biosciences, Inc. .........................        34,000
    1,000 * SangStat Medical Corp. ...............................        28,750
    5,400 * Vertex Pharmaceuticals, Inc. .........................       282,150
                                                                     -----------
                                                                       1,627,360
                                                                     -----------
            ELECTRONIC EQUIPMENT - 1.26%
    4,750 * Electro Scientific Industries, Inc. ..................       299,547
                                                                     -----------
            ELECTRONIC INSTRUMENTS - 3.25%
    6,500 * 3DO Co. ..............................................        39,813
    4,800 * C-Cube Microsystems, Inc. ............................       308,400
    2,675 * Lattice Semiconductor Corp. ..........................       180,227
    5,350 * LTX Corp. ............................................       244,763
                                                                     -----------
                                                                         773,203
                                                                     -----------
            FINANCE COMPANIES - 0.35%
    4,500 * Financial Federal Corp. ..............................        83,813
                                                                     -----------
            FINANCIAL SERVICES - 1.23%
    1,750 * Blackrock, Inc. ......................................        45,500
    3,800 * Gabelli Asset Management, Inc. .......................        75,524
    4,675   Heller Financial, Inc. ...............................        90,870
      500 * Lendingtree, Inc. ....................................         4,750
    1,850   Southwest Securities Group, Inc. .....................        76,081
                                                                     -----------
                                                                         292,725
                                                                     -----------
            FOODS - 0.73%
    2,950   Keebler Foods Co. ....................................        92,740
    2,450 * Symx Technologies, Inc. ..............................        81,309
                                                                     -----------
                                                                         174,049
                                                                     -----------
            FOOTWEAR - 0.19%
   3,050 *  Vans, Inc. ...........................................        46,131
                                                                     -----------
            HEALTHCARE - 0.73%
   1,250 *  Accredo Health, Inc. .................................        35,155
   1,200 *  Diversa Corp. ........................................        32,400

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            HEALTHCARE - Continued
    4,400 * Healthgate Data Corp. ................................   $    18,975
    4,950   Hooper Holmes, Inc. ..................................        86,006
                                                                     -----------
                                                                         172,536
                                                                     -----------
            HOSPITAL MANAGEMENT - 0.02%
      500 * Eclipsys Corp. .......................................         4,000
                                                                     -----------
            HOUSEHOLD PRODUCTS - 0.51%
    3,962 * Cost Plus, Inc. ......................................       121,089
                                                                     -----------
            INFORMATION PROCESSING - 0.90%
      500   Go2Net, Inc. .........................................        29,750
    1,300   National Information Consortium, Inc. ................        16,087
    3,500   Safeguard Scientifics, Inc. ..........................       146,125
    1,425   Stamps.Com, Inc. .....................................        22,800
                                                                     -----------
                                                                         214,762
                                                                     -----------
            INFORMATION PROCESSING -
            BUSINESS SOFTWARE - 11.59%
    3,300 * Accrue Software, Inc. ................................        78,580
    4,950 * Actuate Software Corp. ...............................       148,191
    4,300 * Agile Software Corp. .................................       159,369
    1,100 * Allaire Corp. ........................................        60,569
    4,050 * Art Technology Group, Inc. ...........................       246,038
    4,200 * Aspen Technology, Inc. ...............................       148,575
    1,400 * Business Objects SA - ADR.............................       137,025
    2,600 * Clarent Corp. ........................................       176,800
    1,050 * Corillian Corp. ......................................        13,125
    3,700 * Digital Impact, Inc. .................................        45,325
    1,250 * DSL.net, Inc. ........................................        12,500
      900 * E.pihpany, Inc. ......................................        59,456
    2,000 * Exchange Applications, Inc. ..........................        24,375
    1,950 * Informatica Corp. ....................................        81,778
    9,850 * Informix Corp. .......................................       108,350
    1,050 * ISS Group, Inc. ......................................        94,959
    3,675 * Mediaplex, Inc. ......................................       188,344
      300 * Micromuse, Inc. ......................................        29,438
      100 * Mission Critical Software, Inc. ......................         3,600
    6,300 * Net Perceptions, Inc. ................................       122,063
      275 * Nuance Communications, Inc. ..........................         8,302
      400 * Numerical Technologies, Inc. .........................        16,700
    2,075 * Purchasepro.com, Inc. ................................        62,250
    4,600 * Quest Software, Inc. .................................       173,363
    4,100 * Retek, Inc. ..........................................        88,150
    1,550 * Silverstream Software, Inc. ..........................        61,225
    2,825 * Software Technologies Corp. ..........................        50,497

--------------------------------------------------------------------------------

 April 30, 2000 (Unaudited)                                     53
                       SMALL CAP GROWTH FUND - CONTINUED

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            INFORMATION PROCESSING -
            BUSINESS SOFTWARE - Continued
      850 * Sonic Foundry, Inc. ..................................   $    38,038
    1,650 * Sonicwall, Inc. ......................................        99,825
    1,350 * Websense, Inc. .......................................        43,875
    4,450 * Webtrend Corp. .......................................       146,016
    2,325 * Witness Systems, Inc. ................................        30,661
                                                                     -----------
                                                                       2,757,362
                                                                     -----------
            INFORMATION PROCESSING -
            COMPUTER HARDWARE - 2.39%
    3,950 * DDI Corp. ............................................        59,250
    5,350 * EMachines Inc. .......................................        45,808
    1,200 * JNI Corp. ............................................        47,925
    3,175 * M-Systems Flash Disk Pioneers, Ltd. ..................       209,550
    4,000 * Metron Technology NV..................................        83,500
    3,050 * Silicon Image, Inc. ..................................       122,381
                                                                     -----------
                                                                         568,414
                                                                     -----------
            INFORMATION PROCESSING -
            COMPUTER SERVICES - 7.15%
    4,050 * Alteon Websystems, Inc. ..............................       275,400
    1,000 * Artistdirect, Inc. ...................................         4,750
    3,200 * Checkfree Holdings Corp. .............................       162,600
    1,650 * Datastream Systems, Inc. .............................        23,100
    2,625 * Digitas, Inc. ........................................        40,522
    4,550 * Espeed, Inc. .........................................       214,988
    4,125 * Fastnet Corp. ........................................        26,039
    5,000 * Gartner Group, Inc., Class A..........................        67,500
    3,700 * Keynote Systems, Inc. ................................       166,038
    1,375 * Lifeminders.com, Inc. ................................        61,016
    3,025 * Media Metrix, Inc. ...................................        97,178
    4,325 * Netegrity, Inc. ......................................       191,922
    3,975 * Netratings, Inc. .....................................       105,338
    1,650 * PC-Tel, Inc. .........................................        55,275
    1,450 * Verticalnet, Inc. ....................................        78,300
      500 * Vicinity Corp. .......................................         5,938
    2,150 * Wireless Facilities, Inc. ............................       124,431
                                                                     -----------
                                                                       1,700,335
                                                                     -----------
            INFORMATION PROCESSING -
            CONSUMER SOFTWARE - 1.99%
    2,811 * BroadVision, Inc. ....................................       123,507
    8,175 * Caprock Communications Corp. .........................       273,863
    1,650 * Liberate Technologies, Inc. ..........................        64,556
    1,250 * Lightspan, Inc. ......................................        10,391
                                                                     -----------
                                                                         472,317
                                                                     -----------

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            INFORMATION PROCESSING -
            DATA SERVICES - 4.34%
    1,000   Certicom Corp. .......................................   $    46,300
      900 * Manugistics Group, Inc. ..............................        38,530
    4,000 * Mercury Interactive Corp. ............................       360,000
    5,900 * Pinnacle Systems, Inc. ...............................       141,600
    1,200 * Sandisk Corp. ........................................       109,950
    7,050 * Smartforce, Plc. .....................................       336,638
                                                                     -----------
                                                                       1,033,018
                                                                     -----------
            INFORMATION PROCESSING -
            NETWORKING - 4.32%
      550 * Emulex Corp. .........................................        24,955
    2,050 * GoAmerica, Inc. ......................................        20,372
      300 * Metasolv Software, Inc. ..............................        10,238
    1,650 * Metawave Communications Corp. ........................        21,863
    2,550 * Net2phone, Inc. ......................................       112,519
    2,125 * Netro Corp. ..........................................        91,641
    5,000 * Packeteer, Inc. ......................................       112,500
    2,100 * Redback Networks, Inc. ...............................       166,688
    2,150 * Software.com, Inc. ...................................       173,881
    1,450 * Turnstone Systems, Inc. ..............................       159,500
      500 * Ulticom, Inc. ........................................        16,500
    1,950 * Verio, Inc. ..........................................        73,247
    1,100 * Visual Networking, Inc. ..............................        42,900
                                                                     -----------
                                                                       1,026,804
                                                                     -----------
            INSURANCE - CASUALTY - 0.38%
    2,450   RenaissanceRe Holdings, Ltd. .........................        90,038
                                                                     -----------
            LEISURE TIME - 1.00%
    4,800 * American Classic Voyages Co. .........................        96,300
    3,525 * Anchor Gaming.........................................       141,880
                                                                     -----------
                                                                         238,180
                                                                     -----------
            MACHINE TOOLS - 1.64%
    4,050 * Gilead Sciences, Inc. ................................       219,458
    2,150 * PRI Automation Inc. ..................................       171,731
                                                                     -----------
                                                                         391,189
                                                                     -----------
            MACHINERY - INDUSTRIAL/SPECIALTY - 1.05%
    7,550 * GaSonics International Corp. .........................       249,150
                                                                     -----------

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            MEDICAL TECHNOLOGY - 3.28%
      550 * Aclara Biosciences, Inc. .............................   $    20,969
    1,500 * Affymetrix, Inc. .....................................       202,594
    2,700 * Akorn, Inc. ..........................................        18,731
    5,400 * Allscripts, Inc. .....................................       167,400
    3,550 * Avant Immunotherapeutics, Inc. .......................        24,406
    2,550 * Cytyc Corp. ..........................................       114,113
    6,300 * Eclipse Surgical Technologies, Inc. ..................        26,381
    1,725 * Exelixis, Inc. .......................................        32,883
      725 * Gene Logic, Inc. .....................................        19,484
      825 * Intermune Pharmaceuticals, Inc. ......................        14,025
      650 * Maxygen, Inc. ........................................        27,178
    6,250 * Vical, Inc. ..........................................       112,500
                                                                     -----------
                                                                         780,664
                                                                     -----------
            MERCHANDISE - SPECIALTY - 0.27%
    3,100 * Rayovac Corp. ........................................        64,713
                                                                     -----------
            MISCELLANEOUS - 1.76%
    5,025 * Polycom, Inc. ........................................       397,603
    1,200 * Sage, Inc. ...........................................        20,325
                                                                     -----------
                                                                         417,928
                                                                     -----------
            OIL - SERVICE - PRODUCTS - 0.69%
    1,800 * Cooper Cameron Corp. .................................       135,000
    1,400 * Global Industries, Inc. ..............................        19,950
      600 * Gulf Island Fabrication, Inc. ........................         9,075
                                                                     -----------
                                                                         164,025
                                                                     -----------
            OIL - SERVICES - 1.21%
    4,000   Devon Energy Corp. ...................................       192,750
    4,000 * Global Marine, Inc. ..................................        96,000
                                                                     -----------
                                                                         288,750
                                                                     -----------
            OIL/GAS PRODUCERS - 0.42%
    4,325 * Spinnaker Exploration Co. ............................       100,556
                                                                     -----------
            PUBLISHING/PRINTING - 0.51%
    1,075 * Scholastic Corp. .....................................        50,189
    2,100 * Valassis Communications, Inc. ........................        71,531
                                                                     -----------
                                                                         121,720
                                                                     -----------
            REAL ESTATE INVESTMENT TRUSTS - 0.55%
    6,950   Allied Capital Corp. .................................       129,878
                                                                     -----------

--------------------------------------------------------------------------------

 54                                     April 30, 2000 (Unaudited)
                       SMALL CAP GROWTH FUND - CONTINUED

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            SEMICONDUCTOR EQUIPMENT - 5.60%
    9,750 * ATMI, Inc. ...........................................   $   375,375
    1,750 * Brooks Automation, Inc. ..............................       156,953
    8,050 * LAM Research Corp. ...................................       369,294
    2,925 * Microchip Technology, Inc. ...........................       181,533
    4,850 * MKS Instruments, Inc. ................................       227,950
      775 * Therma-Wave, Inc. ....................................        21,313
                                                                     -----------
                                                                       1,332,418
                                                                     -----------
            SEMICONDUCTORS - 6.29%
    3,700 * Applied Micro Circuits Corp. .........................       476,838
    5,350 * Cypress Semiconductor Corp. ..........................       277,866
    3,700 * Exar Corp. ...........................................       296,636
    4,655 * Fairchild Semiconductor Corp. ........................       221,113
    1,090 * Silicon Laboratories, Inc. ...........................        94,830
    1,450 * TranSwitch Corp. .....................................       127,691
                                                                     -----------
                                                                       1,494,974
                                                                     -----------
            TELECOMMUNICATIONS - 11.18%
    9,000 * Advanced Fibre Communications, Inc. ..................       411,188
      350 * Aether Systems, Inc. .................................        58,270
      721 * Alamosa PCS Holdings, Inc. ...........................        20,549
    5,850 * Allegiance Telecom, Inc. .............................       413,888
    1,325 * Anaren Microwave, Inc. ...............................       137,800
      250 * Avanex Corp. .........................................        30,469
    3,225 * Choice One Communications, Inc. ......................       103,200
    1,850 * Copper Mountain Networks, Inc. .......................       154,244
    6,012 * Covad Communications Group, Inc. .....................       166,833
    3,275 * Diamond Tech Partners, Inc. ..........................       259,134
      800 * Ditech Communications Corp. ..........................        68,600
    2,937 * Dycom Industries, Inc. ...............................       152,724
    3,175   Flag Telecom Holdings, Ltd. ..........................        61,913
    5,375 * Ibasis, Inc. .........................................       121,609
    1,075 * Illuinet Holdings, Inc. ..............................        48,442
    1,350 * Intermedia Communications, Inc. ......................        55,013
      700 * L-3 Communications Holdings, Inc. ....................        37,275
    1,200 * MGC Communications, Inc. .............................        58,800
    7,475 * Motient Corp. ........................................        93,438
      600 * Telecop Pcs, Inc. ....................................        26,775
      750 * Telocity, Inc. .......................................         6,141
      525 * UTStarcom, Inc. ......................................        24,938
    2,600 * Vyyo, Inc. ...........................................        54,925
    1,625 * Williams Communications Group, Inc. ..................        60,125
      800 * WinStar Communications, Inc. .........................        31,900
                                                                     -----------
                                                                       2,658,193
                                                                     -----------

   NUMBER                                                             MARKET
 OF SHARES                                                             VALUE

-------------------------------------------------------------------------------
              TEXTILE - PRODUCTS - 1.12%
     12,450   Wellman, Inc. .....................................   $   266,119
                                                                    -----------
              UTILITIES - GAS, DISTRIBUTION - 0.71%
      6,950 * National-Oilwell, Inc. ............................       166,366
                                                                    -----------
              TOTAL COMMON STOCK
              (Cost $21,284,062).................................    22,583,077
                                                                    -----------
    PAR
   VALUE
 ----------
              CORPORATE SHORT-TERM -
              REPURCHASE AGREEMENT - 5.75%

              BANKS - OTHER - 5.75%

 $1,367,000   State Street Bank Repurchase Agreement,
              5.62%, dated 04/28/00, to be repurchased
              at $1,367,640 on 05/01/00, collateralized by
              U.S. Treasury Bonds, 8.00%, 11/15/21, with
              a par value of $1,145,000 (Cost $1,367,000)........     1,367,000
                                                                    -----------
              TOTAL CORPORATE SHORT-TERM -
              REPURCHASE AGREEMENT
              (Cost $1,367,000)..................................     1,367,000
                                                                    -----------
              TOTAL INVESTMENTS
              (Cost $22,651,062) - 100.70%.......................   $23,950,077
                                                                    -----------
              *Non-income producing

--------------------------------------------------------------------------------

 April 30, 2000 (Unaudited)                                     55
                       SMALL CAP GROWTH FUND - CONTINUED



--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
ASSETS:
Investments, at market (Cost $22,651,062).........................  $23,950,077
Receivables for:
 Investments sold.................................................      402,378
 Fund shares sold.................................................      200,915
 Dividends and interest...........................................        1,108
Other assets......................................................       19,711
                                                                    -----------
TOTAL ASSETS......................................................   24,574,189
                                                                    -----------

LIABILITIES:
Payable for:
 Investments purchased............................................      478,734
 Fund shares redeemed.............................................      195,913
Payable to affiliates:
 Administrative service fees for Class I..........................        9,415
 Advisory fees....................................................       33,751
 Distribution fees for Class A & B................................        3,971
 Other............................................................       68,622
                                                                    -----------
TOTAL LIABILITIES.................................................      790,406
                                                                    -----------
NET ASSETS........................................................  $23,783,783
                                                                    -----------

--------------------------------------------------------------------------------

NET ASSETS REPRESENTED BY:
Shares of beneficial interest, $.01 par value per share, unlimited shares authorized,
1,431,725 shares outstanding......................................  $    14,317
Additional paid in capital........................................   19,596,507
Undistributed net realized gain on securities.....................    2,985,194
Accumulated net investment loss...................................     (111,250)
Unrealized appreciation of securities.............................    1,299,015
                                                                    -----------
NET ASSETS APPLICABLE
TO SHARES OUTSTANDING.............................................  $23,783,783
                                                                    -----------

SEE NOTES TO FINANCIAL STATEMENTS.



------------------------------------------------------------------------------

COMPUTATION OF NET ASSET VALUE
AND OFFERING PRICE:
Net asset value and redemption price per Class A
share ($4,273,053 divided by 255,909 shares)........................... $16.70
                                                                        ------
Offering price per Class A share
(100/94.25 of $16.70)*................................................. $17.72
                                                                        ------
Net asset value and offering price per Class B
share ($11,470,614 divided by 695,799 shares)**........................ $16.49
                                                                        ------
Net asset value, offering price and redemption
price per Class I share ($5,807,838 divided by
347,127 shares)........................................................ $16.73
                                                                        ------
Net asset value, offering price and redemption
price per Class II share ($2,232,278 divided by
132,890 shares)........................................................ $16.80
                                                                        ------
*  Offering price includes sales charge of 5.75%. The sales charge is reduced for purchases of $25,000 and over.
** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

--------------------------------------------------------------------------------

 56              SMALL CAP GROWTH FUND (Unaudited) - CONTINUED
STATEMENT OF OPERATIONS
For the Six Months Ended April 30, 2000

INVESTMENT INCOME:
Dividends........................................................... $   18,759
Interest............................................................     36,020
                                                                     ----------
 Total investment income............................................     54,779
                                                                     ----------
EXPENSES:
Advisory fees.......................................................     84,254
Transfer agent fees.................................................     32,843
Custodian fees......................................................     13,345
Distribution fees:
 Class A............................................................      4,900
 Class B............................................................     45,064
Administrative service fee, Class I.................................      5,748
Registration and filing fees........................................     17,523
Audit fees and tax services.........................................      4,185
Accounting services.................................................      2,974
Trustees' fees and expenses.........................................      1,836
Report to shareholders..............................................      2,045
Miscellaneous.......................................................      5,292
                                                                     ----------
 Total expenses.....................................................    220,009
 Expense reimbursement (see Note 3).................................    (53,980)
                                                                     ----------
 Net expenses.......................................................    166,029
                                                                     ----------
NET INVESTMENT LOSS.................................................   (111,250)
                                                                     ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON SECURITIES:
Net realized gain on securities.....................................  3,013,746
Net unrealized (depreciation) of securities during the period.......   (825,723)
                                                                     ----------
  Net realized and unrealized gain on securities during the period..  2,188,023
                                                                     ----------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.................... $2,076,773
                                                                     ----------

STATEMENT OF CHANGES IN NET ASSETS

                                                 For the Six
                                                 Months Ended      For the
                                                  April 30,      Year Ended
                                                     2000      October 31, 1999
                                                 -------------------------------
OPERATIONS:
Net investment loss............................  $  (111,250)    $   (62,847)
Net realized gain on securities................    3,013,746         610,629
Net unrealized appreciation (depreciation) of
securities
during the period..............................     (825,723)      2,124,738
                                                 -------------------------------
 Increase in net assets resulting from
 operations....................................    2,076,773       2,672,520
                                                 -------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
 Class A.......................................            -               -
 Class B.......................................            -               -
 Class I.......................................            -               -
 Class II......................................            -               -
                                                 -------------------------------
  Total distributions to shareholders
  from net investment income...................            -               -
                                                 -------------------------------
Net realized gain on securities
 Class A.......................................     (115,930)              -
 Class B.......................................     (248,499)              -
 Class I.......................................     (139,417)              -
 Class II......................................      (72,488)              -
                                                 -------------------------------
  Total distributions to shareholders
  from net realized gain on securities.........     (576,334)              -
                                                 -------------------------------
Decrease in net assets resulting from
distributions to shareholders..................     (576,334)              -
                                                 -------------------------------
SHARE TRANSACTIONS:
Net increase in net assets resulting from share
transactions
 Class A.......................................    1,587,028       1,824,408
 Class B.......................................    6,018,153       4,276,237
 Class I.......................................    1,529,711       2,968,170
 Class II......................................      197,189       1,206,028
                                                 -------------------------------
Total increase in net assets resulting from
share transactions.............................    9,332,081      10,274,843
                                                 -------------------------------
TOTAL INCREASE IN NET ASSETS...................   10,832,520      12,947,363

NET ASSETS:
 Beginning of year.............................   12,951,263           3,900
                                                 -------------------------------
 End of period (including accumulated net
 investment loss of $111,250 and $0)...........  $23,783,783     $12,951,263
                                                 -------------------------------

--------------------------------------------------------------------------------

 CHANGE IN SHARES                 Class A                                    Class B
 OUTSTANDING       ----------------------------------------  -----------------------------------------
                      For the Six            For the             For the Six             For the
                      Months Ended          Year Ended           Months Ended           Year Ended
                     April 30, 2000      October 31, 1999       April 30, 2000       October 31, 1999
                   -------------------  -------------------  ---------------------  ------------------
                   Shares     Amount    Shares     Amount     Shares     Amount     Shares    Amount
                   -------------------  -------------------  ---------------------  ------------------
 Shares sold.....  118,986  $2,198,766  182,574  $1,966,779   467,404  $ 8,705,438  374,780 $4,362,168
 Shares issued
 for
 distributions
 reinvested......    6,620     115,446        -           -    14,398      248,512        -
 Shares
 repurchased.....  (40,711)   (727,184) (11,658)   (142,371) (154,209)  (2,935,797) (6,672)    (85,931)
                   -------------------  -------------------  ---------------------  ------------------
 Increase in
 shares
 outstanding.....   84,895   1,587,028  170,916   1,824,408   327,593    6,018,153  368,108  4,276,237
 Shares
 outstanding:
 Beginning of
 period..........  171,014   1,825,383       98         975   368,206    4,277,212       98        975
                   -------------------  -------------------  ---------------------  ------------------
 End of period...  255,909  $3,412,411  171,014  $1,825,383   695,799  $10,295,365  386,206 $4,277,212
                   -------------------  -------------------  ---------------------  ------------------
 CHANGE IN SHARES                 Class I                                  Class II
 OUTSTANDING       ----------------------------------------- -----------------------------------------
                      For the Six            For the            For the Six            For the
                      Months Ended          Year Ended          Months Ended          Year Ended
                     April 30, 2000      October 31, 1999      April 30, 2000      October 31, 1999
                   -------------------- -------------------- -------------------- --------------------
                   Shares     Amount    Shares     Amount    Shares     Amount    Shares     Amount
                   -------------------- -------------------- -------------------- --------------------
 Shares sold.....  151,319  $1,562,478  262,445  $3,058,138   25,831  $  463,049  124,903  $1,249,025
 Shares issued
 for
 distributions
 reinvested......    7,981     139,354        -           -    4,138      72,487        -           -
 Shares
 repurchased.....  (67,770)   (172,121)  (6,945)    (89,968) (18,740)   (338,347)  (3,339)    (42,997)
                   -------------------- -------------------- -------------------- --------------------
 Increase in
 shares
 outstanding.....   91,530   1,529,711  255,500   2,968,170   11,229     197,189  121,564   1,206,028
 Shares
 outstanding:
 Beginning of
 period..........  255,597   2,969,145       97         975  121,661   1,207,003       97         975
                   -------------------- -------------------- -------------------- --------------------
 End of period...  347,127  $4,498,856  255,597  $2,969,145  132,890  $1,404,192  121,661  $1,207,003
                   -------------------- -------------------- -------------------- --------------------

SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

 April 30, 2000 (Unaudited) INTERNATIONAL VALUE FUND            57

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            SCHEDULE OF INVESTMENTS
            COMMON STOCK - 93.94%

            AEROSPACE/DEFENSE - 0.36%
    8,300   British Aerospace, Plc................................   $    51,724
                                                                     -----------
            AIRLINES - 0.21%
    2,600   British Airways, Plc. ................................        13,660
    1,000   KLM-Konin Luchtvaart Mij NV ..........................        16,811
                                                                     -----------
                                                                          30,471
                                                                     -----------
            APPAREL & PRODUCTS - 0.39%
      100   Christian Dior .......................................        23,763
      800   Societe BIC, S.A. ....................................        31,841
                                                                     -----------
                                                                          55,604
                                                                     -----------
            AUTO - CARS - 2.83%
      900   Daimlerchrysler AG ...................................        52,341
    3,240   Fiat SpA Private .....................................        47,401
    2,528 * Hyundai Motor Co., Ltd.(/1/) .........................        11,903
   17,000   Mitsubishi Motors Corp. ..............................        59,931
   15,000   Nissan Motor Co. .....................................        68,147
      525   Peugeot, S.A. ........................................       108,581
    4,000   Suzuki Motor Corp. ...................................        59,551
                                                                     -----------
                                                                         407,855
                                                                     -----------
            BANKS - OTHER - 6.73%
    6,200   ABN Amro Holdings NV..................................       127,609
    5,845   Allied Irish Banks, Plc. .............................        58,293
   13,388   Australia & New Zealand Banking
            Group, Ltd. ..........................................        92,490
    5,200   Banco Bilboa Vizcaya..................................        70,879
    2,800   Bank of Nova Scotia...................................        63,591
    5,050   Foreningssparbanken AB................................        74,455
   17,800   Lloyds TSB Group, Plc. ...............................       174,641
    6,100   Royal Bank of Scotland................................        95,501
    6,000   Sakura Bank, Ltd. ....................................        42,082
    3,800   Svenska Handelsbken...................................        50,296
      183   UBS AG................................................        44,939
   11,666   Westpac Banking Corp. ................................        74,402
                                                                     -----------
                                                                         969,178
                                                                     -----------

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            BEVERAGE -
            BREWERS/DISTRIBUTORS - 1.36%
    1,700   Heineken NV...........................................   $    94,232
    1,600   Heineken Holding NV, Class A..........................        53,868
    3,920   South African Breweries, Ltd. ........................        28,926
    2,500   South African Breweries, Plc. ........................        18,367
                                                                     -----------
                                                                         195,393
                                                                     -----------
            BEVERAGE - SOFT DRINKS - 0.50%
    2,000   CIA Cervejaria Brahma SP - ADR........................        31,000
    6,422   Coca-Cola Amatil, Ltd. ...............................        15,342
   14,000   Coca-Cola Beverages, Plc. ............................        25,631
                                                                     -----------
                                                                          71,973
                                                                     -----------
            BROADCASTING - 1.07%
      760   Canal Plus............................................       146,410
      600   News Corp, Ltd. ......................................         7,612
                                                                     -----------
                                                                         154,022
                                                                     -----------
            BUILDING MATERIALS - 1.69%
    1,316 * Cemex SA..............................................        28,787
      430   Compagnie De Saint - Gobain...........................        58,650
    3,800   CRH, Plc. ............................................        60,774
       40   Holdrbank Finan Glarus, Class B.......................        45,336
    2,400   Thyssen Krupp AG......................................        50,160
                                                                     -----------
                                                                         243,707
                                                                     -----------
            CHEMICAL - MAJOR - 0.73%
    2,500   BOC Group, Plc. ......................................        41,350
    8,000   Mitsui Chemicals, Inc. ...............................        63,733
                                                                     -----------
                                                                         105,083
                                                                     -----------
            CHEMICAL - MISCELLANEOUS - 0.15%
    6,000   Toray Industries, Inc. ...............................        21,763
                                                                     -----------
            CONGLOMERATES - 2.77%
        8   Bouygues..............................................         5,110
    7,588   Broken Hill Proprietary Co. ..........................        81,649
    1,000   Broken Hill Proprietary Co., Ltd. - ADR...............        21,188
    6,000   Hutchison Whampoa.....................................        87,429
      100   LVMH..................................................        41,946
      600   Siemens AG............................................        88,489
   52,000   Singapore Technology Engineering, Ltd. ...............        73,089
                                                                     -----------
                                                                         398,900
                                                                     -----------

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            COSMETICS/TOILETRIES - 0.63%
    3,000   Kao Corp. ............................................   $    91,325
                                                                     -----------
            DRUGS - 5.66%
    3,000   Astrazeneca, Plc. ....................................       126,325
    4,520   Astrazeneca, Plc. - (SEK).............................       189,070
      300   Astrazeneca, Plc. - ADR...............................        12,638
    4,000   Chugai Pharmaceutical Co., Ltd. ......................        76,984
    1,862   DSM NV................................................        61,132
       73   Novartis AG...........................................       102,213
        5   Roche Holdings AG.....................................        52,339
    3,000   Sankyo Co. ...........................................        66,065
    4,000   Shionogi & Co., Ltd. .................................        61,809
    1,000   Takeda Chemical Industries............................        65,788
                                                                     -----------
                                                                         814,363
                                                                     -----------
            ELECTRIC PRODUCTS -
            MISCELLANEOUS - 4.06%
    7,200   ASM Lithography Holdings, N.V. .......................       281,333
    5,000   Hitachi, Ltd. ........................................        59,681
    1,060   Siemens AG............................................       156,331
    9,000   Toshiba Corp. ........................................        87,273
                                                                     -----------
                                                                         584,618
                                                                     -----------
            ELECTRICAL EQUIPMENT - 7.45%
      700   Hirose Electric Co., Ltd. ............................        84,589
   22,500   Johnson Electric Holdings, Ltd. ......................       181,261
    1,000   Murata Manufacturing Co., Ltd. .......................       194,310
    9,000   NEC Corp. ............................................       244,830
    3,200   Sony Corp. ...........................................       367,449
                                                                     -----------
                                                                       1,072,439
                                                                     -----------
            ELECTRONIC EQUIPMENT - 2.49%
    1,300   Hon Hai Precision - GDR...............................        35,003
      800   Mabuchi Motor Co., Ltd. ..............................        88,087
    1,020 * Samsung Electronics(/1/)..............................       164,404
    1,000   Taiyo Yuden Co., Ltd. ................................        70,784
                                                                     -----------
                                                                         358,278
                                                                     -----------
            ELECTRONIC INSTRUMENTS - 2.26%
      800   Advantest Corp. ......................................       182,910
      330   Keyence Corp. ........................................       109,466
    7,911   New Dixons Group, Plc. ...............................        32,310
                                                                     -----------
                                                                         324,686
                                                                     -----------

--------------------------------------------------------------------------------

 58                                     April 30, 2000 (Unaudited)
                      INTERNATIONAL VALUE FUND - CONTINUED

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            ENTERTAINMENT - 0.86%
      600   Nintendo Co., Ltd. ...................................   $    99,931
   10,000   Rank Group, Plc. .....................................        23,198
                                                                     -----------
                                                                         123,129
                                                                     -----------
            FINANCE COMPANIES - 0.41%
    5,484   Lend Lease Corp., Ltd. ...............................        59,378
                                                                     -----------
            FINANCIAL SERVICES - 1.60%
      423   Aiful Corp. ..........................................        42,662
    3,300   Clarica Life Insurance Co. ...........................        63,476
   10,300   Credito Italiano......................................        41,744
      666   Deutsche Bank AG......................................        44,724
    1,000 * Shinhan Bank - GDR....................................        19,194
      100   Shohkoh Fund & Co., Ltd. .............................        17,858
                                                                     -----------
                                                                         229,658
                                                                     -----------
            FOODS - 1.89%
    8,900   Cadbury Schweppes, Plc. ..............................        60,790
      350   Groupe Danone.........................................        76,490
       37   Nestle, S.A. .........................................        65,376
    4,900   Tate & Lyle, Plc. ....................................        17,405
   15,307   Tesco, Plc. ..........................................        52,337
                                                                     -----------
                                                                         272,398
                                                                     -----------
            HEAVY DUTY TRUCKS/PARTS - 0.91%
    4,800   Bombardier, Inc. .....................................       130,395
                                                                     -----------
            HOSPITAL SUPPLIES - 0.65%
    2,500   Sanofi-Synthelabo SA..................................        93,255
                                                                     -----------
            HOUSEHOLD PRODUCTS - 0.15%
    3,500   Unilever, Plc. .......................................        21,031
                                                                     -----------
            INFORMATION PROCESSING -
            COMPUTER HARDWARE - 2.02%
    7,046 * Asustek Computer, Inc. - GDR..........................        92,557
    1,000   Creative Technology, Ltd. ............................        27,375
   32,000   Legend Holdings, Ltd. ................................        37,180
    1,000   TDK Corp. ............................................       133,889
                                                                     -----------
                                                                         291,001
                                                                     -----------

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
           INFORMATION PROCESSING -
           COMPUTER SERVICES - 0.21%
      200  Fujitsu Support and Service, Inc. .....................   $    29,609
                                                                     -----------
           INFORMATION PROCESSING -
           CONSUMER SOFTWARE - 0.17%
    1,000  Creative Technology, Ltd. .............................        24,305
                                                                     -----------
           INSURANCE - CASUALTY - 0.34%
   11,000  Mitsui Marine & Fire Insurance.........................        48,346
                                                                     -----------
           INSURANCE - MISCELLANEOUS - 0.34%
       30  Schweizerische Rueckversicherungs......................        48,317
                                                                     -----------
           INSURANCE - MULTILINE - 1.98%
    2,059  AEGON, N.V. ...........................................       147,928
      100  Allianz AG Holding.....................................        38,483
    2,100  Assicurazioni Generali.................................        59,729
    6,972  Royal & Sun Alliance Insurance Group...................        39,357
                                                                     -----------
                                                                         285,497
                                                                     -----------
           LODGING - 0.12%
      450  Accor, S.A. ...........................................        16,704
                                                                     -----------
           MACHINE TOOLS - 0.88%
    3,000  THK Co., Ltd. .........................................       126,301
                                                                     -----------
           MACHINERY -
           INDUSTRIAL/SPECIALTY - 1.47%
   22,900  Invensys, Plc. ........................................       110,816
   18,000  Mitsubishi Heavy Industries, Ltd. .....................        55,961
    8,300  TI Group, Plc. ........................................        45,393
                                                                     -----------
                                                                         212,170
                                                                     -----------
           MEDICAL TECHNOLOGY - 0.28%
    1,400  Degussa AG.............................................        40,519
                                                                     -----------
           MERCHANDISING - DEPARTMENT - 0.19%
    9,000  Mycal Corp. ...........................................        27,481
                                                                     -----------
           MERCHANDISING - MASS - 1.12%
   13,252  Coles Myer, Ltd. ......................................        49,583
    6,000  Jusco Co. Ltd. ........................................       111,034
                                                                     -----------
                                                                         160,617
                                                                     -----------

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
           METALS - ALUMINUM - 0.43%
    1,400  Pechiney, S.A., Class A................................   $    61,319
                                                                     -----------
           METALS - MISCELLANEOUS - 0.41%
    3,800  INCO, Ltd. ............................................        59,501
                                                                     -----------
           METALS - STEEL - 0.23%
    1,600  Pohang Iron & Steel Co., Ltd. - ADR....................        33,600
                                                                     -----------
           MISCELLANEOUS - 1.45%
      230  Bouygues SA............................................       146,719
    1,200  Metallgesellschaft AG..................................        18,985
       28  Societe Generale de Surveillance Holding, S.A. ........        43,615
                                                                     -----------
                                                                         209,319
                                                                     -----------
           OIL - INTEGRATED INTERNATIONAL - 1.46%
   22,900  Eni, SpA...............................................       113,826
    1,150  Norsk Hydro ASA........................................        42,095
    6,600  Shell Transport & Trading Co. .........................        54,220
                                                                     -----------
                                                                         210,141
                                                                     -----------
           OIL/GAS PRODUCERS - 0.42%
    4,700  Enterprise Oil, Plc. ..................................        35,008
      170  Total Fina Elf, S.A. ..................................        25,783
                                                                     -----------
                                                                          60,791
                                                                     -----------
           PAPER/FOREST PRODUCTS - 0.61%
    3,400  UPM-Kymmene Oyj........................................        88,053
                                                                     -----------
           PHOTOGRAPHY - 1.47%
    6,000  Nikon Corp. ...........................................       210,965
                                                                     -----------
           PUBLISHING - NEWS - 2.33%
      850  News Corp., Ltd. - ADR.................................        43,722
    6,400  Reuters Group, Plc. ...................................       114,268
    3,000  Singapore Press Holdings, Ltd. ........................        58,682
    3,600  Thomson Corp. .........................................       118,934
                                                                     -----------
                                                                         335,606
                                                                     -----------
           REAL ESTATE - 0.38%
    6,000  Sekisui House, Ltd. ...................................        54,962
                                                                     -----------
           REAL ESTATE INVESTMENT TRUSTS - 0.17%
    3,000  Sun Hung Kai Properties................................        23,783
                                                                     -----------

--------------------------------------------------------------------------------

 April 30, 2000 (Unaudited)                                     59
                      INTERNATIONAL VALUE FUND - CONTINUED

  NUMBER                                                              MARKET
 OF SHARES                                                             VALUE

-------------------------------------------------------------------------------
            SEMICONDUCTOR EQUIPMENT - 3.42%
      200   Aixtron..............................................   $    51,069
    1,700   Infineon Technologies - ADR..........................       115,388
    2,000   Tokyo Electron, Ltd. ................................       325,885
                                                                    -----------
                                                                        492,342
                                                                    -----------
            SEMICONDUCTORS - 4.36%
    2,000   Fujitsu, Ltd. .......................................        56,627
    2,100 * Infineon Technologies AG.............................       144,551
    1,240   STMicroelectronics, N.V. ............................       236,513
    3,621 * Taiwan Semiconductor - ADR...........................       189,424
                                                                    -----------
                                                                        627,115
                                                                    -----------
            TELECOMMUNICATIONS - 9.61%
   10,000   Cable & Wireless Optus, Ltd. ........................        32,268
    1,600   Cable & Wireless, Plc. ..............................        26,664
    2,800   Colt TelecomGroup....................................       122,637
    1,000   Ericsson LM, Class B.................................        89,020
      600   Ericsson LMTEL Co. - ADR, Class B....................        53,063
    8,500   Nokia Oyj............................................       487,381
       11   NTT Docomo, Inc. ....................................       367,430
      300   PT Multimedia - Servicos de Telecomunicacoes e
            Multimedia
            SGPS SA..............................................        20,923
      700   T-Online International AG............................        26,271
      700   Telecel-Comunicacoes Pessoai.........................        11,068
  1,100 *   Telecomunicacoes De sp - ADR.........................        27,775
    3,000   Telefonica S.A. .....................................        66,735
    1,200   Teleglobe............................................        29,926
      600   United Pan-Europe Communications NV..................        21,825
                                                                    -----------
                                                                      1,382,986
                                                                    -----------
            TOBACCO - 0.56%
       33   CIE Financ Richemont - UTS, Class A..................        80,366
                                                                    -----------
            UTILITIES - COMMUNICATION - 9.29%
        5   DDI Corp. ...........................................        57,368
    1,600   Deutsche Telekom AG..................................       102,501
        6   NTT Corp. ...........................................        74,393
      262   Swisscom AG..........................................        92,587
    1,800   Telecom Italia, SpA..................................        25,156

  NUMBER                                                              MARKET
 OF SHARES                                                             VALUE

-------------------------------------------------------------------------------
           UTILITIES - COMMUNICATION - Continued
    14,500 Telecom Italia, SpA - Risp............................   $    91,311
     5,187 Telefonica, S.A. .....................................       115,385
     3,800 Telefonos De Mexico - ADR.............................       223,488
     5,000 TIM, SpA..............................................        47,707
   110,323 Vodafone Group, Plc. .................................       506,678
                                                                    -----------
                                                                      1,336,574
                                                                    -----------
           WATER SERVICES - 0.41%
       600 Vivendi (Ex-Gen Des Eaux).............................        59,320
                                                                    -----------
           TOTAL COMMON STOCK
           (Cost $10,003,249)....................................    13,518,236
                                                                    -----------
    PAR
   VALUE
 ---------
           CORPORATE SHORT-TERM -
           REPURCHASE AGREEMENT - 5.39%

           BANKS - OTHER - 5.39%

 $ 776,000 State Street Bank Repurchase Agreement, 5.62%, dated
           04/28/00, to be repurchased at $776,363 on 05/01/00,
           collateralized by U.S. Treasury Bonds, 8.00%,
           11/15/21, with a par value of $650,000 (Cost
           $776,000).............................................       776,000
                                                                    -----------
           TOTAL CORPORATE SHORT-TERM -
           REPURCHASE AGREEMENT
           (Cost $776,000).......................................       776,000
                                                                    -----------
           TOTAL INVESTMENTS
           (Cost $10,779,249) - 99.33%...........................   $14,294,236
                                                                    -----------

           *Non-income producing

----
(1) Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2000, the aggregate value of these securities was $176,307, representing 1.23% of net assets.

--------------------------------------------------------------------------------

 60                                     April 30, 2000 (Unaudited)
                      INTERNATIONAL VALUE FUND - CONTINUED
FORWARD CURRENCY CONTRACTS

-------------------------------------------------------------------------
                                                             Unrealized
                              Settlement   Face    Market   Appreciation
         Long/Short            Date(s)    Value    Value   (Depreciation)
-------------------------------------------------------------------------
 55,721 EUR /  5,899,899 JPY   05/26/00  $ 52,582 $ 56,707    $ (4,125)
 36,136 EUR /     50,778 CND   06/07/00    33,406   34,790      (1,384)
 44,137 EUR /     68,030 AUD   07/19/00    45,341   44,706         635
271,536 EUR / 26,812,530 JPY   07/19/00   255,674  259,357      (3,683)
 39,833 EUR /     23,473 GBP   07/31/00    36,402   36,744        (342)
 64,000 USD /  6,888,320 JPY   08/28/00    62,804   64,000      (1,196)
 56,579 EUR /  6,134,910 JPY   08/28/00    50,082   56,302      (6,220)
 13,216 EUR /      8,203 GBP   09/05/00    12,144   12,883        (739)
126,558 EUR / 13,148,160 JPY   02/20/00   113,572  124,799     (11,227)
           --------------------------------------------------------------
                                         $662,007 $690,288    $(28,281)
           --------------------------------------------------------------

--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
ASSETS:
Investments, at market (Cost $10,779,249).......................... $14,294,236
Receivables for:
 Investments sold..................................................      24,628
 Fund shares sold..................................................     391,833
 Dividends and interest............................................      21,256
Other assets.......................................................       9,097
                                                                    -----------
TOTAL ASSETS.......................................................  14,741,050
                                                                    -----------

LIABILITIES:
Payable for:
 Investments purchased.............................................      19,209
 Fund shares redeemed..............................................     271,597
Payable to affiliates:
 Administrative service fees for Class I...........................       6,902
 Advisory fees.....................................................      23,914
 Distribution fees for Class A & B.................................       5,390
 Other.............................................................      17,729
Accrued expenses and other liabilities.............................       6,036
                                                                    -----------
TOTAL LIABILITIES..................................................     350,777
                                                                    -----------
NET ASSETS......................................................... $14,390,273
                                                                    -----------

SEE NOTES TO FINANCIAL STATEMENTS.



-------------------------------------------------------------------------------
 NET ASSETS REPRESENTED BY:
 Shares of beneficial interest, $.01 par value per share,
  unlimited shares authorized; 868,962 shares outstanding.......... $     8,690
 Additional paid in capital........................................  10,468,908
 Undistributed net realized gain on securities.....................     536,868
 Accumulated net investment loss...................................    (110,954)
 Unrealized appreciation (depreciation) of:
 Investments........................................... $3,514,987
 Foreign currency translation..........................         55
 Forward currency contracts............................    (28,281)   3,486,761
                                                        ----------  -----------
NET ASSETS APPLICABLE
TO SHARES OUTSTANDING.............................................  $14,390,273
                                                                    -----------

--------------------------------------------------------------------------------

COMPUTATION OF NET ASSET VALUE
AND OFFERING PRICE:
Net asset value and redemption price per Class A
share ($2,948,149 divided by 177,171 shares)......................  $     16.64
                                                                    -----------
Offering price per Class A share
(100/94.25 of $16.64)*............................................  $     17.66
                                                                    -----------
Net asset value and offering price per Class B
share ($5,980,800 divided by 364,182 shares)**....................  $     16.42
                                                                    -----------
Net asset value, offering price and redemption
price per Class I share ($3,511,229 divided by
210,847 shares)...................................................  $     16.65
                                                                    -----------
Net asset value, offering price and redemption
price per Class II share ($1,950,095 divided by
116,762 shares)...................................................  $     16.70
                                                                    -----------
* Offering price includes sales charge of 5.75%.
  The sales charge is reduced for purchases
  of $25,000 and over.
** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

--------------------------------------------------------------------------------

                INTERNATIONAL VALUE FUND (Unaudited) - CONTINUED          61
STATEMENT OF OPERATIONS
For the Six Months Ended April 30, 2000

INVESTMENT INCOME:
Dividends (net of foreign withholding taxes of $7,466)........  $   54,991
Interest......................................................      23,939
                                                                ----------
 Total investment income......................................      78,930
                                                                ----------
EXPENSES:
Advisory fees.................................................      63,111
Transfer agent fees...........................................      20,199
Custodian fees................................................       8,641
Distribution fees:
 Class A......................................................       3,422
 Class B......................................................      25,742
Administrative service fee, Class I...........................       3,453
Registration and filing fees..................................      17,370
Audit fees and tax services...................................       2,528
Accounting services...........................................       1,893
Trustees' fees and expenses...................................       1,512
Report to shareholders........................................       2,036
Miscellaneous.................................................       3,480
                                                                ----------
 Total expenses...............................................     153,387
 Expense reimbursement (see Note 3)...........................     (57,681)
                                                                ----------
 Net Expenses.................................................      95,706
                                                                ----------
NET INVESTMENT LOSS...........................................     (16,776)
                                                                ----------

REALIZED AND UNREALIZED GAIN (LOSS) ON SECURITIES AND FOREIGN
CURRENCIES:
Net realized gain (loss) on securities:
 Investments........................................ $ 594,085
 Foreign currency transactions......................    (5,459)
 Forward currency contracts.........................   (51,755)    536,871
                                                     ---------
Net unrealized appreciation (depreciation)
during the period:
 Investments........................................ 1,352,367
 Foreign currency translation.......................      (368)
 Forward currency contracts.........................   (21,017)  1,330,982
                                                     ---------  ----------
  Net realized and unrealized gain on securities and
  foreign currencies during the period........................   1,867,853
                                                                ----------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS..............  $1,851,077
                                                                ----------

STATEMENT OF CHANGES IN NET ASSETS

                                                For the Six       For the
                                                Months Ended     Year Ended
                                               April 30, 2000 October 31, 1999
                                               -------------------------------
                                                                 (audited)
OPERATIONS:
Net investment income (loss)..................  $   (16,776)     $   16,050
Net realized gain on securities and foreign
currencies....................................      536,871         272,788
Net unrealized appreciation of securities and
foreign currencies during the period..........    1,330,982       2,155,779
                                               -------------------------------
 Increase in net assets resulting from
 operations...................................    1,851,077       2,444,617
                                               -------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
 Class A......................................      (23,123)           (170)
 Class B......................................      (36,277)              -
 Class I......................................      (21,992)           (440)
 Class II.....................................      (18,155)           (979)
                                               -------------------------------
  Total distributions to shareholders
  from net investment income..................      (99,547)         (1,589)
                                               -------------------------------
Net realized gain on securities
 Class A......................................      (63,212)              -
 Class B......................................     (111,877)              -
 Class I......................................      (59,707)              -
 Class II.....................................      (47,087)              -
                                               -------------------------------
  Total distributions to shareholders
  from net realized gain on securities........     (281,883)              -
                                               -------------------------------
Decrease in net assets resulting from
distributions to shareholders.................     (381,430)         (1,589)
                                               -------------------------------
Net increase (decrease) in net assets
resulting from share transactions
 Class A......................................      683,274       1,358,857
 Class B......................................    1,689,308       2,979,166
 Class I......................................    1,068,858       1,565,004
 Class II.....................................      (58,562)      1,188,093
                                               -------------------------------
Total increase in net assets resulting from
share transactions............................    3,382,878       7,091,120
                                               -------------------------------
TOTAL INCREASE IN NET ASSETS..................    4,852,525       9,534,148

NET ASSETS:
 Beginning of year............................    9,537,748           3,600
                                               -------------------------------
 End of period (including accumulated net
 investment income (loss) of ($110,954) and
 $5,369)......................................  $14,390,273      $9,537,748
                                               -------------------------------

--------------------------------------------------------------------------------

 CHANGE IN SHARES                 Class A                                   Class B
 OUTSTANDING       ----------------------------------------  ----------------------------------------
                      For the Six            For the            For the Six            For the
                      Months Ended          Year Ended          Months Ended          Year Ended
                     April 30, 2000      October 31, 1999      April 30, 2000      October 31, 1999
                   -------------------  -------------------  -------------------  -------------------
                   Shares     Amount    Shares     Amount    Shares     Amount    Shares     Amount
                   -------------------  -------------------  -------------------  -------------------
 Shares sold.....   55,395  $  893,899  139,952  $1,434,844  146,734  $2,421,972  270,810  $3,103,486
 Shares issued
 for
 distributions
 reinvested......    5,287      86,540       16         170    9,170     148,197        -           -
 Shares
 repurchased.....  (17,795)   (297,165)  (5,774)    (76,157) (53,114)   (880,861)  (9,508)   (124,320)
                   -------------------  -------------------  -------------------  -------------------
 Increase
 (decrease) in
 shares
 outstanding.....   42,887     683,274  134,194   1,358,857  102,790   1,689,308  261,302   2,979,166
 Shares
 outstanding:
 Beginning of
 year............  134,284   1,359,757       90         900  261,392   2,980,066       90         900
                   -------------------  -------------------  -------------------  -------------------
 End of period...  177,171  $2,043,031  134,284  $1,359,757  364,182  $4,669,374  261,392  $2,980,066
                   -------------------  -------------------  -------------------  -------------------
 CHANGE IN SHARES                 Class I                                  Class II
 OUTSTANDING       ----------------------------------------- -----------------------------------------
                      For the Six            For the            For the Six            For the
                      Months Ended          Year Ended          Months Ended          Year Ended
                     April 30, 2000      October 31, 1999      April 30, 2000      October 31, 1999
                   -------------------- -------------------- -------------------- --------------------
                   Shares     Amount    Shares     Amount    Shares     Amount    Shares     Amount
                   -------------------- -------------------- -------------------- --------------------
 Shares sold.....   95,689  $1,618,255  153,234  $1,636,780    3,762  $   62,835  124,910  $1,249,099
 Shares issued
 for
 distributions
 reinvested......    4,989      81,649       41         440    3,972      65,242       92         979
 Shares
 repurchased.....  (37,695)   (631,046)  (5,501)    (72,216) (11,297)   (186,639)  (4,767)    (61,985)
                   -------------------- -------------------- -------------------- --------------------
 Increase
 (decrease) in
 shares
 outstanding.....   62,983   1,068,858  147,774   1,565,004   (3,563)    (58,562) 120,235   1,188,093
 Shares
 outstanding:
 Beginning of
 year............  147,864   1,565,904       90         900  120,325   1,188,993       90         900
                   -------------------- -------------------- -------------------- --------------------
 End of period...  210,847  $2,634,762  147,864  $1,565,904  116,762  $1,130,431  120,325  $1,188,993
                   -------------------- -------------------- -------------------- --------------------

SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

 62                                     April 30, 2000 (Unaudited)
                              LARGE CAP VALUE FUND

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            SCHEDULE OF INVESTMENTS
            COMMON STOCK - 98.71%

            AEROSPACE/DEFENSE - 2.17%
    3,600   Boeing Co. ...........................................   $   142,874
    1,900   Northrop Grumman Corp. ...............................       134,663
                                                                     -----------
                                                                         277,537
                                                                     -----------
            APPLIANCES/FURNISHINGS - 0.49%
    2,400   Lancaster Colony Corp. ...............................        63,000
                                                                     -----------
            AUTO - CARS - 2.30%
    4,000   Ford Motor Co. .......................................       218,749
      800   General Motors Corp. .................................        74,900
                                                                     -----------
                                                                         293,649
                                                                     -----------
            AUTO - ORIGINAL EQUIPMENT - 0.42%
    4,000   FEDERAL-Mogul Corp. ..................................        54,250
                                                                     -----------
            BANKS - NEW YORK CITY - 4.14%
    8,900   Citigroup, Inc. ......................................       528,994
                                                                     -----------
            BANKS - OTHER - 6.47%
    6,600   Bank of America Corp. ................................       323,399
    2,400   First Union Corp. ....................................        76,500
    5,600   FleetBoston Financial Corp. ..........................       198,450
    4,700   Unionbancal Corp. ....................................       130,131
    2,400   Wells Fargo Co. ......................................        98,550
                                                                     -----------
                                                                         827,030
                                                                     -----------
            BANKS - REGIONAL - 2.76%
      700   BankOne Corp. ........................................        21,349
    2,800   Chase Manhattan Corp. ................................       201,775
    6,500   Hibernia Corp., Class A...............................        69,063
    1,400   PNC Bank Corp. .......................................        61,075
                                                                     -----------
                                                                         353,262
                                                                     -----------
            BROADCASTING - 0.30%
      500 * Media One Group, Inc. ................................        37,813
                                                                     -----------
            BUILDING MATERIALS - 0.26%
    3,200   Johns Manville Corp. .................................        33,400
                                                                     -----------
            CHEMICAL - MAJOR - 1.05%
    2,833   E.I. du Pont de Nemours and Co. ......................       134,390
                                                                     -----------
            CHEMICAL - MISCELLANEOUS - 1.00%
    2,200 * FMC Corp. ............................................       128,013
                                                                     -----------

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            CONGLOMERATES - 1.12%
    2,600   Loews Corp. ..........................................   $   143,325
                                                                     -----------
            CONTAINERS - PAPER - 0.51%
    1,300   Temple-Inland, Inc. ..................................        65,163
                                                                     -----------
            DRUGS - 1.47%
    1,400 * Genzyme-Molecular Oncology............................        68,337
    1,200   Merck & Co., Inc. ....................................        83,400
      714   Pharmacia Corp. ......................................        35,655
                                                                     -----------
                                                                         187,392
                                                                     -----------
            ELECTRONIC EQUIPMENT - 1.03%
    1,200 * Teradyne, Inc. .......................................       132,000
                                                                     -----------
            ELECTRONIC INSTRUMENTS - 1.18%
    1,800 * Vishay Intertechnology, Inc. .........................       150,975
                                                                     -----------
            ENTERTAINMENT - 1.83%
    5,400   Walt Disney...........................................       233,888
                                                                     -----------
            FINANCE COMPANIES - 0.51%
      700   Goldman Sachs Group, Inc. ............................        65,275
                                                                     -----------
            FINANCIAL SERVICES - 0.54%
    4,100   CIT Group, Inc. ......................................        69,444
                                                                     -----------
            FOODS - 2.03%
    2,900   ConAgra, Inc. ........................................        54,737
    4,700   IBP, Inc. ............................................        77,550
    3,900   Ralston Purina Co. ...................................        68,981
    1,500 * Suiza Foods Corp. ....................................        58,406
                                                                     -----------
                                                                         259,674
                                                                     -----------
            GOVERNMENT SPONSORED - 1.54%
      600   Federal Home Loan Mortgage Corp. .....................        27,562
    2,800   Federal National Mortgage Association.................       168,875
                                                                     -----------
                                                                         196,437
                                                                     -----------
            HEALTHCARE - 3.05%
    2,100 * PacifiCare Health Systems, Inc., Class A..............       108,018
    2,100 * Trigon Healthcare, Inc. ..............................        75,469
    1,000   UnitedHealth Group, Inc. .............................        66,688
    1,900 * Wellpoint Health Networks, Inc. ......................       140,125
                                                                     -----------
                                                                         390,300
                                                                     -----------
            HEAVY DUTY TRUCKS/PARTS - 0.47%
    1,700   Cummins Engine Co., Inc. .............................        60,456
                                                                     -----------

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            HOSPITAL SUPPLIES - 0.26%
      400   Johnson & Johnson.....................................   $    33,000
                                                                     -----------
            HOUSEHOLD PRODUCTS - 0.27%
      400   Minnesota Mining & Manufacturing Co. .................        34,600
                                                                     -----------
            INFORMATION PROCESSING -
            COMPUTER HARDWARE - 0.58%
      600 * Apple Computer, Inc. .................................        74,438
                                                                     -----------
            INFORMATION PROCESSING -
            DATA SERVICES - 1.00%
      700   Hewlett Packard Co. ..................................        94,499
      300   International Business Machines.......................        33,488
                                                                     -----------
                                                                         127,987
                                                                     -----------
            INSURANCE - LIFE - 0.59%
    2,300   AXA Financial, Inc. ..................................        75,038
                                                                     -----------
            INSURANCE - MISCELLANEOUS - 3.19%
    2,100   Ambac Financial Group, Inc. ..........................       100,799
    2,400   MGIC Investment Corp. ................................       114,750
    2,600   PMI Group, Inc. ......................................       125,938
    1,300   Radian Group, Inc. ...................................        66,219
                                                                     -----------
                                                                         407,706
                                                                     -----------
            INSURANCE - MULTILINE - 1.91%
    2,225   American International Group, Inc. ...................       244,055
                                                                     -----------
            LEISURE TIME - 0.56%
    3,700   Brunswick Corp. ......................................        70,994
                                                                     -----------
            MACHINERY -
            INDUSTRIAL/SPECIALTY - 1.65%
    3,100   Dover Corp. ..........................................       157,518
    1,800   Tidewater, Inc. ......................................        53,550
                                                                     -----------
                                                                         211,068
                                                                     -----------
            MERCHANDISE - SPECIALTY - 2.34%
    1,300   Circuit City Stores, Inc. ............................        76,455
      800 * Costco Wholesale Corp. ...............................        43,250
    1,500   Tiffany & Co. ........................................       109,031
    1,700 * Zale Corp. ...........................................        70,125
                                                                     -----------
                                                                         298,861
                                                                     -----------
            MERCHANDISING - DEPARTMENT - 0.77%
    2,900 * Federated Department Stores, Inc. ....................        98,600
                                                                     -----------

--------------------------------------------------------------------------------

 April 30, 2000 (Unaudited)                                     63
                        LARGE CAP VALUE FUND - CONTINUED

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            MERCHANDISING - MASS - 1.17%
    4,100   Sears Roebuck and Co. ................................   $   150,163
                                                                     -----------
            METALS - STEEL - 0.53%
    2,700   USX-US Steel Group, Inc. .............................        67,669
                                                                     -----------
            NATURAL GAS - DIVERSIFIED - 0.34%
    2,300   Questar Corp. ........................................        43,269
                                                                     -----------
            OIL - INTEGRATED DOMESTIC - 2.56%
    1,200   Amerada Hess Corp. ...................................        76,349
    2,100   Burlington Resources, Inc. ...........................        82,556
    1,400   Kerr-McGee Corp. .....................................        72,450
    4,500   Occidental Petroleum Corp. ...........................        96,469
                                                                     -----------
                                                                         327,824
                                                                     -----------
            OIL - INTEGRATED INTERNATIONAL - 5.81%
    1,600   Chevron Corp. ........................................       136,200
    7,684   Exxon Mobil Corp. ....................................       596,951
      200   Texaco, Inc. .........................................         9,900
                                                                     -----------
                                                                         743,051
                                                                     -----------
            OIL - SERVICE - PRODUCTS - 0.55%
    1,000 * BJ Services Co. ......................................        70,250
                                                                     -----------
            OIL - SERVICES - 0.29%
    1,100   ENSCO International Inc. .............................        36,506
                                                                     -----------
            OIL/GAS PRODUCERS - 0.66%
    1,200   Helmerich & Payne, Inc. ..............................        37,575
    4,500 * Pioneer Natural Resources Corp. ......................        46,406
                                                                     -----------
                                                                          83,981
                                                                     -----------
            PAPER/FOREST PRODUCTS - 1.96%
    2,000   Boise Cascade Corp. ..................................        65,125
    2,000   Georgia-Pacific Corp. ................................        73,500
    4,700   Louisiana Pacific Corp. ..............................        62,863
    1,300   Willamette Industries, Inc. ..........................        49,644
                                                                     -----------
                                                                         251,132
                                                                     -----------
            PHOTOGRAPHY - 0.35%
      800   Eastman Kodak Co. ....................................        44,750
                                                                     -----------
            PUBLISHING - NEWS - 0.61%
    1,900   New York Times Co., Class A...........................        78,256
                                                                     -----------
            PUBLISHING/PRINTING - 0.37%
      900   McGraw-Hill, Inc. ....................................        47,250
                                                                     -----------

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            RAILROAD - 0.90%
    3,700   Burlington Northern Santa Fe Corp. ...................   $    89,263
      600   Union Pacific Corp. ..................................        25,275
                                                                     -----------
                                                                         114,538
                                                                     -----------
            RESTAURANTS - 1.07%
    4,000 * Tricon Global Restaurants, Inc. ......................       136,500
                                                                     -----------
            SAVINGS & LOAN - 0.35%
    2,190   Charter One Financial, Inc. ..........................        44,484
                                                                     -----------
            SECURITIES RELATED - 5.06%
    1,700   A.G. Edwards, Inc. ...................................        63,963
    1,200   J.P. Morgan & Co., Inc. ..............................       154,050
    1,000   Lehman Brothers Holdings, Inc. .......................        82,063
      900   Merrill Lynch & Co., Inc. ............................        91,744
    2,700   Morgan Stanley Dean Witter & Co. .....................       207,225
    1,100   Paine Webber Group, Inc. .............................        48,263
                                                                     -----------
                                                                         647,308
                                                                     -----------
            SEMICONDUCTOR EQUIPMENT - 1.10%
    2,100 * Novellus Systems, Inc. ...............................       140,044
                                                                     -----------
            SEMICONDUCTORS - 3.42%
    3,000 * Energizer Holdings, Inc. .............................        51,188
    2,100 * LSI Logic Corp. ......................................       131,250
      600   Motorola, Inc. .......................................        71,438
    1,200   Rockwell International Corp. .........................        47,250
      700 * SDL, Inc. ............................................       136,500
                                                                     -----------
                                                                         437,626
                                                                     -----------
            TELECOMMUNICATIONS - 4.66%
    8,298   AT&T Corp. ...........................................       387,413
    1,200 * AT&T Corp. - Liberty Media Group......................        59,925
    3,250 * MCI Worldcom, Inc. ...................................       147,672
                                                                     -----------
                                                                         595,010
                                                                     -----------
            TEXTILE - PRODUCTS - 1.10%
    8,900   Shaw Industries, Inc. ................................       140,731
                                                                     -----------
            TOBACCO - 0.44%
    2,600   Philip Morris Companies, Inc. ........................        56,875
                                                                     -----------
            TRUCKERS - 0.42%
    2,600   CNF Transportation, Inc. .............................        53,081
                                                                     -----------

 NUMBER                                                                 MARKET
OF SHARES                                                                VALUE

--------------------------------------------------------------------------------
           UTILITIES - COMMUNICATION - 9.37%
   4,400   Bell Atlantic Corp. .................................... $   260,700
   6,000   BellSouth Corp. ........................................     292,125
   2,000   GTE Corp. ..............................................     135,500
   8,690   SBC Communications, Inc. ...............................     380,731
   2,100   Sprint Corp. - FON Group................................     129,150
                                                                    -----------
                                                                      1,198,206
                                                                    -----------
           UTILITIES - ELECTRIC - 3.85%
   3,300   Energy East Corp. ......................................      68,888
   3,100   FirstEnergy Corp. ......................................      78,856
   3,600   PG&E Corp. .............................................      93,375
   2,900   PPL Corp. ..............................................      69,238
   2,700   Public Service Enterprise Group, Inc. ..................      96,863
   3,200   Reliant Energy, Inc. ...................................      85,200
                                                                    -----------
                                                                        492,420
                                                                    -----------
           UTILITIES - GAS, DISTRIBUTION - 0.98%
   1,500   Keyspan Corp. ..........................................      44,063
   2,500   Tosco Corp. ............................................      80,156
                                                                    -----------
                                                                        124,219
                                                                    -----------
           UTILITIES - GAS, PIPELINE - 1.03%
     800   Enron Corp. ............................................      55,750
   4,000   Sempra Energy...........................................      74,250
                                                                    -----------
                                                                        130,000
                                                                    -----------
           TOTAL COMMON STOCK
           (Cost $11,920,587)......................................  12,617,157
                                                                    -----------

           TOTAL INVESTMENTS
           (Cost $11,920,587) - 98.71%............................. $12,617,157
                                                                    -----------
           *Non-income producing

--------------------------------------------------------------------------------

 64                                     April 30, 2000 (Unaudited)
                        LARGE CAP VALUE FUND - CONTINUED

-------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
ASSETS:
Investments, at market (Cost $11,920,587).......................... $12,617,157
Receivables for:
 Investments sold..................................................     360,713
 Fund shares sold..................................................     150,564
 Dividends and interest............................................      15,585
Other assets.......................................................      15,675
                                                                    -----------
TOTAL ASSETS.......................................................  13,159,694
                                                                    -----------

LIABILITIES:
Payable for:
 Investments purchased.............................................     265,853
 Fund shares redeemed..............................................       7,638
Payable to affiliates:
 Administrative service fees for Class I...........................       5,714
 Advisory fees.....................................................      10,564
 Distribution fees for Class A & B.................................       1,014
 Other.............................................................      55,475
Accrued expenses and other liabilities.............................      31,771
                                                                    -----------
TOTAL LIABILITIES..................................................     378,029
                                                                    -----------
NET ASSETS......................................................... $12,781,665
                                                                    -----------

--------------------------------------------------------------------------------

NET ASSETS REPRESENTED BY:
Shares of beneficial interest, $.01 par value per share, unlimited
shares authorized, 1,155,654 shares outstanding...................  $    11,554
Additional paid in capital........................................   12,107,868
Accumulated net realized loss on securities.......................      (36,408)
Undistributed net investment income...............................        2,081
Unrealized appreciation of securities.............................      696,570
                                                                    -----------
NET ASSETS APPLICABLE
TO SHARES OUTSTANDING.............................................  $12,781,665
                                                                    -----------

SEE NOTES TO FINANCIAL STATEMENTS.



-------------------------------------------------------------------------------
COMPUTATION OF NET ASSET VALUE
AND OFFERING PRICE:
Net asset value and redemption price per Class A
share ($2,340,785 divided by 211,518 shares)............................ $11.07
                                                                         ------
Offering price per Class A share
(100/94.25 of $11.07)*.................................................. $11.75
                                                                         ------
Net asset value and offering price per Class B
share ($6,910,820 divided by 625,295 shares)**.......................... $11.05
                                                                         ------
Net asset value, offering price and redemption
price per Class I share ($2,076,839 divided by
187,538 shares)......................................................... $11.07
                                                                         ------
Net asset value, offering price and redemption
price per Class II share ($1,453,221 divided by
131,303 shares)......................................................... $11.07
                                                                         ------
* Offering price includes sales charge of 5.75%.
  The sales charge is reduced for purchases
  of $25,000 and over.
** Redemption price per share is equal to net asset value
   less any applicable contingent deferred sales charge.

--------------------------------------------------------------------------------

                  LARGE CAP VALUE FUND (Unaudited) - CONTINUED 65 STATEMENT OF OPERATIONS
For the Six Months Ended April 30, 2000

INVESTMENT INCOME:
Dividends............................................................. $108,915
Interest..............................................................    5,212
                                                                       --------
 Total investment income..............................................  114,127
                                                                       --------
EXPENSES:
Advisory fees.........................................................   28,562
Transfer agent fees...................................................   17,903
Custodian fees........................................................    6,811
Distribution fees:
 Class A..............................................................    2,753
 Class B..............................................................   29,506
Administrative service fee, Class I...................................    2,334
Registration and filing fees..........................................   17,339
Audit fees and tax services...........................................    2,230
Accounting services...................................................    1,714
Trustees' fees and expenses...........................................    1,506
Report to shareholders................................................    2,140
Miscellaneous.........................................................    3,574
                                                                       --------
 Total expenses.......................................................  116,372
 Expense reimbursement (see Note 3)...................................  (38,006)
                                                                       --------
 Net expenses.........................................................   78,366
                                                                       --------
NET INVESTMENT INCOME.................................................   35,761
                                                                       --------

REALIZED AND UNREALIZED GAIN (LOSS) ON SECURITIES:
Net realized loss on securities.......................................  (18,743)
Net unrealized appreciation of securities during the period...........  225,989
                                                                       --------
  Net realized and unrealized gain on securities during the period....  207,246
                                                                       --------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS...................... $243,007
                                                                       --------

STATEMENT OF CHANGES IN NET ASSETS

                                                For the Six       For the
                                                Months Ended     Year Ended
                                               April 30, 2000 October 31, 1999
                                               -------------------------------
                                                                 (audited)
OPERATIONS:
Net investment income.........................  $    35,761     $    53,022
Net realized gain (loss) on securities........      (18,743)        293,884
Net unrealized appreciation of securities
during the period.............................      225,989         470,581
                                               -------------------------------
 Increase in net assets resulting from
 operations...................................      243,007         817,487
                                               -------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
 Class A......................................      (10,462)        (14,988)
 Class B......................................       (5,341)         (3,987)
 Class I......................................       (9,894)        (14,522)
 Class II.....................................       (9,595)        (17,913)
                                               -------------------------------
  Total distributions to shareholders
  from net investment income..................      (35,292)        (51,410)
                                               -------------------------------
Net realized gain on securities
 Class A......................................      (61,163)              -
 Class B......................................     (157,522)              -
 Class I......................................      (51,015)              -
 Class II.....................................      (41,849)              -
                                               -------------------------------
  Total distributions to shareholders
  from net realized gain on securities........     (311,549)              -
                                               -------------------------------
Decrease in net assets resulting from
distributions to shareholders.................     (346,841)        (51,410)
                                               -------------------------------
SHARE TRANSACTIONS:
Net increase in net assets resulting from
share transactions
 Class A......................................      349,795       1,828,784
 Class B......................................    1,991,320       4,732,977
 Class I......................................      332,260       1,572,899
 Class II.....................................       68,302       1,240,185
                                               -------------------------------
Total increase in net assets resulting from
share transactions............................    2,741,677       9,374,845
                                               -------------------------------
TOTAL INCREASE IN NET ASSETS..................    2,637,843      10,140,922

NET ASSETS:
 Beginning of year............................   10,143,822           2,900
                                               -------------------------------
 End of period (including undistributed net
 investment income of $2,081 and $1,612)......  $12,781,665     $10,143,822
                                               -------------------------------

--------------------------------------------------------------------------------

 CHANGE IN SHARES                 Class A                                   Class B
 OUTSTANDING       ---------------------------------------  ------------------------------------------
                      For the Six            For the            For the Six             For the
                      Months Ended          Year Ended          Months Ended           Year Ended
                     April 30, 2000      October 31, 1999      April 30, 2000       October 31, 1999
                   -------------------  ------------------  ---------------------  -------------------
                   Shares     Amount    Shares    Amount     Shares     Amount     Shares     Amount
                   -------------------  ------------------  ---------------------  -------------------
 Shares sold.....   64,971  $  695,936  184,168 $1,900,280   303,232  $ 3,228,324  439,906  $4,800,672
 Shares issued
 for
 distributions
 reinvested......    6,652      71,436    1,312     14,967    15,283      163,347      354       3,971
 Shares
 repurchased.....  (38,066)   (417,577) (7,591)    (86,463) (127,352)  (1,400,351)  (6,200)    (71,666)
                   -------------------  ------------------  ---------------------  -------------------
 Increase in
 shares
 outstanding.....   33,557     349,795  177,889  1,828,784   191,163    1,991,320  434,060   4,732,977
 Shares
 outstanding:
 Beginning of
 year............  177,961   1,829,509       72        725   434,132    4,733,702       72         725
                   -------------------  ------------------  ---------------------  -------------------
 End of period...  211,518  $2,179,304  177,961 $1,829,509   625,295  $ 6,725,022  434,132  $4,733,702
                   -------------------  ------------------  ---------------------  -------------------
 CHANGE IN SHARES                 Class I                                  Class II
 OUTSTANDING       ----------------------------------------- ----------------------------------------
                      For the Six            For the            For the Six            For the
                      Months Ended          Year Ended          Months Ended          Year Ended
                     April 30, 2000      October 31, 1999      April 30, 2000      October 31, 1999
                   -------------------- -------------------- -------------------- -------------------
                   Shares     Amount    Shares     Amount    Shares     Amount    Shares    Amount
                   -------------------- -------------------- -------------------- -------------------
 Shares sold.....   69,397  $  739,698  158,591  $1,621,068   22,204  $  239,466  125,842 $1,260,171
 Shares issued
 for
 distributions
 reinvested......    5,657      60,828    1,276      14,524    4,783      51,444    1,574     17,913
 Shares
 repurchased.....  (42,045)   (468,266)  (5,411)    (62,693) (19,947)   (222,608) (3,226)    (37,899)
                   -------------------- -------------------- -------------------- -------------------
 Increase in
 shares
 outstanding.....   33,009     332,260  154,456   1,572,899    7,040      68,302  124,190  1,240,185
 Shares
 outstanding:
 Beginning of
 year............  154,529   1,573,624       73         725  124,263   1,240,910       73        725
                   -------------------- -------------------- -------------------- -------------------
 End of period...  187,538  $1,905,884  154,529  $1,573,624  131,303  $1,309,212  124,263 $1,240,910
                   -------------------- -------------------- -------------------- -------------------

SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

 66                                     April 30, 2000 (Unaudited)
                               MID CAP VALUE FUND

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            SCHEDULE OF INVESTMENTS
            COMMON STOCK - 93.52%

            AEROSPACE/DEFENSE - 2.72%
    6,500   General Dynamics Corp. ...............................   $   380,250
                                                                     -----------
            AIRLINES - 2.43%
    4,700 * Continental Airlines, Inc., Class B                          188,000
    7,000   Southwest Airlines Co. ...............................       151,812
                                                                     -----------
                                                                         339,812
                                                                     -----------
            APPLIANCES/FURNISHINGS - 1.08%
    4,400   Maytag Corp. .........................................       151,525
                                                                     -----------
            AUTO - CARS - 0.96%
    1,400 * General Motors Corp., Class H.........................       134,838
                                                                     -----------
            AUTO - ORIGINAL EQUIPMENT - 3.53%
    3,500   Danaher Corp. ........................................       199,937
    9,800 * Lear Corp. ...........................................       293,388
                                                                     -----------
                                                                         493,325
                                                                     -----------
            AUTO - REPLACEMENT PARTS - 1.73%
    2,200 * SPX Corp. ............................................       241,725
                                                                     -----------
            BANKS - OTHER - 3.22%
    6,500   FleetBoston Financial Corp. ..........................       230,343
    2,500   Providian Financial Corp. ............................       220,156
                                                                     -----------
                                                                         450,499
                                                                     -----------
            BANKS - REGIONAL - 0.72%
    3,825   Valley National Bancorp...............................       100,645
                                                                     -----------
            BROADCASTING - 2.05%
   17,200   A.H. Belo Corp. ......................................       287,025
                                                                     -----------
            CHEMICAL - MISCELLANEOUS - 2.86%
    2,900 * FMC Corp. ............................................       168,743
    5,200   Praxair, Inc. ........................................       231,075
                                                                     -----------
                                                                         399,818
                                                                     -----------
            CONTAINERS - PAPER - 1.19%
    3,000 * Sealed Air Corp. .....................................       166,875
                                                                     -----------
            DRUGS - 1.88%
    5,400 * Genzyme-Molecular Oncology............................       263,588
                                                                     -----------
            ELECTRONIC INSTRUMENTS - 0.95%
    1,400 * Waters Corp. .........................................       133,000
                                                                     -----------

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            FINANCE COMPANIES - 0.72%
    2,400   Household International, Inc. ........................   $   100,200
                                                                     -----------
            FINANCIAL SERVICES - 1.18%
    6,000   Countrywide Credit Industries, Inc. ..................       165,750
                                                                     -----------
            FOODS - 2.26%
    3,500   Hershey Foods Corp. ..................................       158,812
    4,200   Nabisco Holdings Corp., Class A.......................       157,763
                                                                     -----------
                                                                         316,575
                                                                     -----------
            GOVERNMENT SPONSORED - 1.30%
    5,800   SLM Holding Corp. ....................................       181,613
                                                                     -----------
            HEALTHCARE - 1.79%
    3,400 * Wellpoint Health Networks, Inc. ......................       250,750
                                                                     -----------
            HEAVY DUTY TRUCKS/PARTS - 1.08%
    1,800   Eaton Corp. ..........................................       151,200
                                                                     -----------
            HOSPITAL SUPPLIES - 1.96%
    5,100   Becton, Dickinson and Co. ............................       130,687
    3,300   C. R. Bard, Inc. .....................................       143,756
                                                                     -----------
                                                                         274,443
                                                                     -----------
            INFORMATION PROCESSING - 0.54%
    2,000 * ChoicePoint, Inc. ....................................        76,000
                                                                     -----------
            INFORMATION PROCESSING -
            COMPUTER HARDWARE - 0.80%
      900 * Apple Computer, Inc. .................................       111,656
                                                                     -----------
            INFORMATION PROCESSING -
            COMPUTER SERVICES - 2.66%
    7,100 * Ceridian Corp. .......................................       153,980
    6,300 * SunGard Data Systems, Inc. ...........................       217,744
                                                                     -----------
                                                                         371,724
                                                                     -----------
            INFORMATION PROCESSING -
            DATA SERVICES - 2.02%
    6,100   Comdisco, Inc. .......................................       189,480
    7,400 * Compuware Corp. ......................................        92,963
                                                                     -----------
                                                                         282,443
                                                                     -----------
            INSURANCE - LIFE - 0.81%
    4,100   Nationwide Financial Services, Inc.,
            Class A...............................................       114,031
                                                                     -----------

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            INSURANCE - MISCELLANEOUS - 3.01%
   10,400   Ace Limited...........................................   $   248,949
    3,600   Ambac Financial Group, Inc. ..........................       172,800
                                                                     -----------
                                                                         421,749
                                                                     -----------
            INSURANCE - MULTILINE - 2.77%
    7,800   Aon Corp. ............................................       211,088
    3,700   XL Capital, Ltd. .....................................       176,213
                                                                     -----------
                                                                         387,301
                                                                     -----------
            LODGING - 1.48%
    7,300   Starwood Hotels & Resorts
            Worldwide, Inc. ......................................       207,594
                                                                     -----------
            MACHINERY -
            INDUSTRIAL/SPECIALTY - 2.44%
    5,100 * American Standard Companies, Inc. ....................       209,100
    5,900   Pall Corp. ...........................................       131,644
                                                                     -----------
                                                                         340,744
                                                                     -----------
            MERCHANDISE - SPECIALTY - 0.97%
   10,900 * Consolidated Stores Corp. ............................       135,569
                                                                     -----------
            MERCHANDISING - FOOD - 1.61%
   12,100 * Kroger Co. ...........................................       224,606
                                                                     -----------
            METALS - MISCELLANEOUS - 1.20%
    9,600   Engelhard Corp. ......................................       168,600
                                                                     -----------
            MULTIMEDIA - 0.95%
    7,900 * Cadence Design Systems, Inc. .........................       132,819
                                                                     -----------
            NATURAL GAS - DIVERSIFIED - 2.47%
    4,600   Coastal Corp. ........................................       230,863
    3,800   Kinder Morgan, Inc. ..................................       115,188
                                                                     -----------
                                                                         346,051
                                                                     -----------
            OIL - INTEGRATED DOMESTIC - 1.13%
    6,800   USX-Marathon Group....................................       158,525
                                                                     -----------
            OIL - SERVICE - PRODUCTS - 2.92%
    3,920   Dynegy, Inc. .........................................       256,515
    3,800 * Noble Drilling Corp. .................................       151,763
                                                                     -----------
                                                                         408,278
                                                                     -----------

--------------------------------------------------------------------------------

 April 30, 2000 (Unaudited)                                     67
                         MID CAP VALUE FUND - CONTINUED

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            OIL/GAS PRODUCERS - 4.66%
    5,800   Anadarko Petroleum Corp. .............................   $   251,938
    3,500   Apache Corp. .........................................       169,531
    4,900   Transocean Sedco Forex, Inc. .........................       230,300
                                                                     -----------
                                                                         651,769
                                                                     -----------
            PAPER/FOREST PRODUCTS - 2.60%
    3,700   Bowater, Inc. ........................................       203,500
   10,500 * Smurfit-Stone Container Corp. ........................       160,125
                                                                     -----------
                                                                         363,625
                                                                     -----------
            PUBLISHING - NEWS - 1.57%
    4,700   Scripps Co. ..........................................       219,431
                                                                     -----------
            PUBLISHING/PRINTING - 0.95%
    4,400   Dun & Bradstreet Corp. ...............................       132,550
                                                                     -----------
            REAL ESTATE INVESTMENT TRUSTS - 4.51%
    4,500   Boston Properties, Inc. ..............................       156,938
   13,800 * Indymac Mortgage Holdings, Inc. ......................       180,263
    3,600   Spieker Properties, Inc. .............................       159,525
    3,900   Vornado Realty Trust..................................       134,550
                                                                     -----------
                                                                         631,276
                                                                     -----------
            SECURITIES RELATED - 3.95%
    5,000   Bear Stearns Co., Inc. ...............................       214,375
    7,700   Franklin Resources, Inc. .............................       248,325
    1,100   Lehman Brothers Holdings, Inc. .......................        90,269
                                                                     -----------
                                                                         552,969
                                                                     -----------
            SEMICONDUCTORS - 2.28%
    1,600 * Atmel Corp. ..........................................        78,300
    4,700 * Energizer Holdings, Inc. .............................        80,194
      500 * Micron Technology, Inc. ..............................        69,625
    1,500 * National Semiconductor Corp. .........................        91,125
                                                                     -----------
                                                                         319,244
                                                                     -----------

SEE NOTES TO FINANCIAL STATEMENTS.

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
             TELECOMMUNICATIONS - 4.73%
    1,300 *  Allegiance Telecom, Inc. ............................   $    91,975
    6,100 *  American Tower Corp., Class A........................       283,650
    2,600 *  EchoStar Communications Corp.,
             Class A..............................................       165,588
   12,300 *  Loral Space & Communications, Ltd. ..................       120,694
                                                                     -----------
                                                                         661,907
                                                                     -----------
             UTILITIES - ELECTRIC - 2.59%
    2,000 *  AES Corp. ...........................................       179,875
    4,600    Unicom Corp. ........................................       182,850
                                                                     -----------
                                                                         362,725
                                                                     -----------
             UTILITIES - GAS, DISTRIBUTION - 0.57%
    2,500    Tosco Corp. .........................................        80,156
                                                                     -----------
             UTILITIES - GAS, PIPELINE - 1.72%
    6,400    Williams Companies, Inc. ............................       238,800
                                                                     -----------
             TOTAL COMMON STOCK
             (Cost $12,293,486)...................................    13,085,598
                                                                     -----------
    PAR
   VALUE
 --------
             CORPORATE SHORT-TERM -
             REPURCHASE AGREEMENT - 6.88%

             BANKS - OTHER - 6.88%

 $963,000    State Street Bank Repurchase Agreement,
             5.62%, dated 04/28/00, to be repurchased
             at $963,451 on 05/01/00, collateralized by
             U.S. Treasury Bonds, 8.00%, 11/15/21, with
             a par value of $805,000 (Cost $963,000)..............       963,000
                                                                     -----------
             TOTAL CORPORATE SHORT-TERM -
             REPURCHASE AGREEMENT
             (Cost $963,000)......................................       963,000
                                                                     -----------
             TOTAL INVESTMENTS
             (Cost $13,256,486) - 100.40%.........................   $14,048,598
                                                                     -----------
             *Non-income producing



--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
ASSETS:
Investments, at market (Cost $13,256,486).......................... $14,048,598
Receivables for:
 Investments sold..................................................     116,681
 Fund shares sold..................................................      59,131
 Dividends and interest............................................       8,157
Other assets.......................................................      16,421
                                                                    -----------
TOTAL ASSETS.......................................................  14,248,988
                                                                    -----------

LIABILITIES:
Payable for:
 Investments purchased.............................................     168,116
 Fund shares redeemed..............................................      10,861
Payable to affiliates:
 Administrative service fees for Class I...........................       5,805
 Advisory fees.....................................................      16,688
 Distribution fees for Class A & B.................................       6,538
 Other.............................................................      48,076
                                                                    -----------
TOTAL LIABILITIES..................................................     256,084
                                                                    -----------
NET ASSETS......................................................... $13,992,904
                                                                    -----------

--------------------------------------------------------------------------------

NET ASSETS REPRESENTED BY:
Shares of beneficial interest, $.01 par value per share, unlimited
shares authorized, 1,139,711 shares outstanding.................... $    11,397
Additional paid in capital.........................................  12,619,729
Undistributed net realized gain on securities......................     579,702
Accumulated net investment loss....................................     (10,036)
Unrealized depreciation of securities..............................     792,112
                                                                    -----------
NET ASSETS APPLICABLE
TO SHARES OUTSTANDING.............................................. $13,992,904
                                                                    -----------

--------------------------------------------------------------------------------

 68                                     April 30, 2000 (Unaudited)
                         MID CAP VALUE FUND - CONTINUED


--------------------------------------------------------------------------------
COMPUTATION OF NET ASSET VALUE
AND OFFERING PRICE:
Net asset value and redemption price per Class A
share ($2,545,341 divided by 205,414 shares)............................. $12.39
                                                                          ------
Offering price per Class A share
(100/94.25 of $12.39)*................................................... $13.15
                                                                          ------
Net asset value and offering price per Class B
share ($7,511,280 divided by 616,109 shares)**........................... $12.19
                                                                          ------
Net asset value, offering price and redemption
price per Class I share ($2,138,807 divided by
172,960 shares).......................................................... $12.37
                                                                          ------
Net asset value, offering price and redemption
price per Class II share ($1,797,476 divided by
145,228 shares).......................................................... $12.38
                                                                          ------
* Offering price includes sales charge of 5.75%.
  The sales charge is reduced for purchases
  of $25,000 and over.
** Redemption price per share is equal to net asset value
   less any applicable contingent deferred sales charge.



SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

                   MID CAP VALUE FUND (Unaudited) - CONTINUED   69
STATEMENT OF OPERATIONS
For the Six Months Ended April 30, 2000

INVESTMENT INCOME:
Dividends............................................. $   53,802
Interest..............................................     30,467
                                                       ----------
 Total investment income..............................     84,269
                                                       ----------
EXPENSES:
Advisory fees.........................................     43,915
Transfer agent fees...................................     18,171
Custodian fees........................................      6,831
Distribution fees:
 Class A..............................................      2,711
 Class B..............................................     30,403
Administrative service fee, Class I...................      2,256
Registration and filing fees..........................     17,409
Audit fees and tax services...........................      2,314
Accounting services...................................      1,757
Trustees' fees and expenses...........................      1,472
Report to shareholders................................      2,048
Miscellaneous.........................................      3,346
                                                       ----------
 Total expenses.......................................    132,633
 Expense reimbursement (see Note 3)...................    (38,328)
                                                       ----------
 Net expenses.........................................     94,305
                                                       ----------
NET INVESTMENT LOSS...................................    (10,036)
                                                       ----------

REALIZED AND UNREALIZED GAIN ON SECURITIES:
Net realized gain on securities.......................    598,785
Net unrealized appreciation of securities during the
period................................................  1,130,833
                                                       ----------
  Net realized and unrealized gain on securities
  during the period...................................  1,729,618
                                                       ----------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS...... $1,719,582
                                                       ----------

STATEMENT OF CHANGES IN NET ASSETS

                                                For the Six       For the
                                                Months Ended    Year  Ended
                                               April 30, 2000 October 31, 1999
                                               -------------------------------
OPERATIONS:
Net investment income (loss)..................  $   (10,036)     $   23,827
Net realized gain on securities...............      598,785       1,208,461
Net unrealized appreciation (depreciation) of
securities
during the period.............................    1,130,833        (338,721)
                                               -------------------------------
 Increase in net assets resulting from
 operations...................................    1,719,582         893,567
                                               -------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
 Class A......................................            -          (6,396)
 Class B......................................            -          (2,384)
 Class I......................................            -          (7,955)
 Class II.....................................            -         (12,262)
                                               -------------------------------
  Total distributions to shareholders
  from net investment income..................            -         (28,997)
                                               -------------------------------
Net realized gain on securities
 Class A......................................     (228,657)              -
 Class B......................................     (622,404)              -
 Class I......................................     (190,060)              -
 Class II.....................................     (181,253)              -
                                               -------------------------------
  Total distributions to shareholders
  from net realized gain on securities........   (1,222,374)              -
                                               -------------------------------
Decrease in net assets resulting from
distributions to shareholders.................   (1,222,374)        (28,997)
                                               -------------------------------
SHARE TRANSACTIONS:
Net increase in net assets resulting from
share transactions
 Class A......................................      723,361       1,476,640
 Class B......................................    2,704,686       4,436,404
 Class I......................................      550,644       1,258,652
 Class II.....................................      270,152       1,206,637
                                               -------------------------------
Total increase in net assets resulting from
share transactions............................    4,248,843       8,378,333
                                               -------------------------------
TOTAL INCREASE IN NET ASSETS..................    4,746,051       9,242,903

NET ASSETS:
 Beginning of year............................    9,246,853           3,950
                                               -------------------------------
 End of period (accumulated net
 investment loss of $10,036 and $0)...........  $13,992,904      $9,246,853
                                               -------------------------------

--------------------------------------------------------------------------------

 CHANGE IN SHARES                 Class A                                   Class B
 OUTSTANDING       ----------------------------------------  ----------------------------------------
                      For the Six            For the            For the Six            For the
                      Months Ended          Year Ended          Months Ended          Year Ended
                     April 30, 2000      October 31, 1999      April 30, 2000      October 31, 1999
                   -------------------  -------------------  -------------------  -------------------
                   Shares     Amount    Shares     Amount    Shares     Amount    Shares     Amount
                   -------------------  -------------------  -------------------  -------------------
 Shares sold.....   53,192  $  644,297  148,430  $1,533,854  210,926  $2,504,153  392,956  $4,546,587
 Shares issued
 for
 distributions
 reinvested......   20,164     227,258      576       6,387   55,926     621,902      222       2,384
 Shares
 repurchased.....  (12,202)   (148,194)  (4,845)    (63,601) (35,149)   (421,369)  (8,871)   (112,567)
                   -------------------  -------------------  -------------------  -------------------
 Increase in
 shares
 outstanding.....   61,154     723,361  144,161   1,476,640  231,703   2,704,686  384,307   4,436,404
 Shares
 outstanding:
 Beginning of
 period..........  144,260   1,477,628       99         988  384,406   4,437,391       99         987
                   -------------------  -------------------  -------------------  -------------------
 End of period...  205,414  $2,200,989  144,260  $1,477,628  616,109  $7,142,077  384,406  $4,437,391
                   -------------------  -------------------  -------------------  -------------------
 CHANGE IN SHARES                 Class I                                  Class II
 OUTSTANDING       ----------------------------------------- -----------------------------------------
                      For the Six            For the            For the Six            For the
                      Months Ended          Year Ended          Months Ended          Year Ended
                     April 30, 2000      October 31, 1999      April 30, 2000      October 31, 1999
                   -------------------- -------------------- -------------------- --------------------
                   Shares     Amount    Shares     Amount    Shares     Amount    Shares     Amount
                   -------------------- -------------------- -------------------- --------------------
 Shares sold.....   34,656  $  418,597  129,332  $1,304,099   11,121  $  136,885  125,228  $1,253,837
 Shares issued
 for
 distributions
 reinvested......   16,916     190,134      707       7,954   16,112     181,253    1,065      12,263
 Shares
 repurchased.....   (4,695)    (58,087)  (4,055)    (53,401)  (3,916)    (47,986)  (4,480)    (59,463)
                   -------------------- -------------------- -------------------- --------------------
 Increase in
 shares
 outstanding.....   46,877     550,644  125,984   1,258,652   23,317     270,152  121,813   1,206,637
 Shares
 outstanding:
 Beginning of
 period..........  126,083   1,259,640       99         988  121,911   1,207,624       98         987
                   -------------------- -------------------- -------------------- --------------------
 End of period...  172,960  $1,810,284  126,083  $1,259,640  145,228  $1,477,776  121,911  $1,207,624
                   -------------------- -------------------- -------------------- --------------------

SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

 70                                     April 30, 2000 (Unaudited)
                              SMALL CAP VALUE FUND

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            SCHEDULE OF INVESTMENTS
            COMMON STOCK - 94.92%

            ADVERTISING - 0.07%
      100   True North Communications, Inc. ......................   $     4,118
        2 * Zap.Com Corp. ........................................            11
                                                                     -----------
                                                                           4,129
                                                                     -----------
            AEROSPACE/DEFENSE - 0.50%
      100 * Aviall, Inc. .........................................           612
      200   Fairchild Corp., Class A .............................         1,225
      300   Gencorp, Inc. ........................................         3,019
      100 * Orbital Sciences Corp. ...............................         1,263
      200   Perkinelmer, Inc. ....................................        10,950
      100   Primex Technologies, Inc. ............................         2,200
      200 * Remec, Inc. ..........................................         7,588
      100 * Sequa Corp., Class A .................................         4,925
                                                                     -----------
                                                                          31,782
                                                                     -----------
            AIRLINES - 1.06%
      100 * Airtran Holdings, Inc. ...............................           424
    1,900 * Alaska Air Group, Inc. ...............................        54,625
      200 * American West Holdings Corp., Class B ................         2,925
      100   Circle International Group, Inc. .....................         2,656
      100 * Frontier Airlines, Inc. ..............................         1,525
      200 * Mesa Airlines, Inc. ..................................         1,300
      100 * Midwest Express Holdings, Inc. .......................         2,531
      500 * Transport World Airlines, Inc. .......................         1,031
                                                                     -----------
                                                                          67,017
                                                                     -----------
            APPAREL & PRODUCTS - 0.44%
      100   Brown Shoe Co., Inc. .................................         1,024
      100   Cato Corp., Class A ..................................         1,056
      100 * Donna Karan International, Inc. ......................           675
      100 * Dress Barn, Inc. .....................................         1,963
      100 * Footstar, Inc. .......................................         3,719
      100 * Goodys Family Clothing, Inc. .........................           650
      200 * Gymboree Corp. .......................................           725
      100 * Jo-ann Stores, Inc. ..................................           931
      200   Kellwood Co. .........................................         3,425
      200 * Nautica Enterprises, Inc. ............................         2,250
      100   Oxford Industries, Inc. ..............................         1,700
      200   Phillips-Van Heusen Corp. ............................         1,688
      100   Talbots, Inc. ........................................         5,056

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            APPAREL & PRODUCTS - Continued
      100   UniFirst Corp. .......................................   $       963
      100 * United Retail Group, Inc. ............................           819
      100 * Value City Deptartment Stores, Inc. ..................         1,019
                                                                     -----------
                                                                          27,663
                                                                     -----------
            APPLIANCES/FURNISHINGS - 0.50%
      100   Bassett Furniture Industries, Inc. ...................         1,330
      100 * Furniture Brands International, Inc. .................         1,869
      300 * Griffon Corp. ........................................         2,025
      100   Haverty Furniture Companies, Inc. ....................         1,125
      400   Heilig-Meyers Co. ....................................         1,225
      400   Hussmann International, Inc. .........................         5,550
      300   Kimball International, Inc., Class B .................         4,200
      300   La-Z-Boy Chair Co. ...................................         4,706
      400 * Metromedia International Group, Inc. .................         2,000
      100   National Presto Industries, Inc. .....................         3,450
      700 * Sunbeam Corp. ........................................         2,450
      100 * Windmere Corp. .......................................         1,606
                                                                     -----------
                                                                          31,536
                                                                     -----------
            AUTO - CARS - 0.11%
      200 * Avis Group Holdings, Inc. ............................         4,049
      200 * Budget Group, Inc. ...................................           938
      200 * United Auto Group, Inc. ..............................         1,738
                                                                     -----------
                                                                           6,725
                                                                     -----------
            AUTO - ORIGINAL EQUIPMENT - 1.08%
      200 * Allen Telecom, Inc. ..................................         3,549
      200   Arvin Industries, Inc. ...............................         4,350
      800   Borg-Warner Auromotive, Inc. .........................        33,450
      200   Donaldson Co., Inc. ..................................         4,650
      400   Mark IV Industries, Inc. .............................         8,475
      200 * Miller Industries, Inc. ..............................           688
      100   Modine Manufacturing Co. .............................         2,206
      200   Superior Industries International, Inc. ..............         6,438
      300 * Tower Automotive, Inc. ...............................         4,688
                                                                     -----------
                                                                          68,494
                                                                     -----------
            AUTO - REPLACEMENT PARTS - 0.33%
      100 * Aftermarket Technology Corp. .........................         1,162
      500 * Collins & Aikman Corp. ...............................         3,313
      100 * Discount Auto Parts, Inc. ............................         1,069
      100 * Dura Automotive System, Inc. .........................         1,625
      100   Gentek, Inc. .........................................         1,344

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            AUTO - REPLACEMENT PARTS - Continued
      100   Kaydon Corp. .........................................   $     2,338
      110   Myers Industries, Inc. ...............................         1,540
      400   Pep Boys-Manny, Moe & Jack ...........................         2,525
      100   Simpson Industries, Inc. .............................         1,031
      200   Smith, A.O. Corp. ....................................         4,113
      100   Standard Motor Products, Inc. ........................         1,119
                                                                     -----------
                                                                          21,179
                                                                     -----------
            BANKS - OTHER - 0.16%
      100   Alabama National Bancorp .............................         1,999
      100   First Merchants Corp. ................................         2,075
       97   Husdon United Bancorp ................................         2,189
      110   Premier National Bancorp, Inc. .......................         1,430
      400   Republic Security Financial Co. ......................         2,225
                                                                     -----------
                                                                           9,918
                                                                     -----------
            BANKS - REGIONAL - 7.64%
      200   AMCORE Financial, Inc. ...............................         3,987
      200   Anchor BanCorp Wisconsin, Inc. .......................         3,150
      100   Area Bancshares Corp. ................................         1,950
        2   BancFirst Corp. ......................................            54
      500   BancorpSouth, Inc. ...................................         7,719
      400   BancWest Corp. .......................................         7,325
       45   Bank Atlantic Bancorp, Class A .......................           169
      300   Bank Atlantic Bancorp, Class B .......................         1,800
    2,100   Bank United Corp. ....................................        69,694
      190   Banknorth Group, Inc. ................................         4,536
       87   BBT Corp. ............................................         2,316
      103 * BOK Financial Corp. ..................................         1,690
      100   BSB Bancorp, Inc. ....................................         1,975
      105   BT Financial Corp. ...................................         1,805
      100   Cathay Bancorp, Inc. .................................         4,550
      100   Century South Banks, Inc. ............................         2,163
      131   Chemical Financial Corp. .............................         3,603
      200   Citizens Banking Corp. ...............................         3,575
      100   City Holding Co. .....................................         1,325
      105   Commerce Bancorp, Inc. ...............................         4,167
      100   Commonwealth Bancorp, Inc. ...........................         1,300
      100   Community First Bankshares ...........................         1,688
      110   Community Trust Bancorp ..............................         1,966
      100   Corus Bankshares, Inc. ...............................         2,492
      100   CPB, Inc. ............................................         2,488
    2,400   Cullen/Frost Bankers, Inc. ...........................        59,250

--------------------------------------------------------------------------------

 April 30, 2000 (Unaudited)                                     71
                        SMALL CAP VALUE FUND - CONTINUED

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            BANKS - REGIONAL - Continued
      100   East West Bancorp ....................................   $     1,250
      103   F&M National Corp. ...................................         2,466
      100   FCNB Corp. ...........................................         1,422
      400   First American Financial Corp., Class A ..............         6,175
      100   First Busey Corp. ....................................         1,925
      100   First Charter Corp. ..................................         1,388
      400   First Commonwealth Financial Corp. ...................         4,650
      100   First Federal Capital Corp. ..........................         1,150
      110   First Financial Bankshares ...........................         2,970
      100   First Financial Corp. ................................         3,325
      300   First Midwest Bancorp, Inc. ..........................         7,463
      100 * First Republic Bank ..................................         1,963
      200   First United Bancshares, Inc. ........................         3,288
      116   FNB Corp. ............................................         2,281
       85   GBC Bancorp ..........................................         2,369
    1,950   Greater Bay Bancorp ..................................        82,905
      100   Harbor Florida Bancshares ............................         1,050
      105   Harleysville National Corp. ..........................         3,071
      100   Harris Financial, Inc. ...............................           631
    2,658 * Imperial Bancorp .....................................        52,163
      600   Independence Community Bank ..........................         7,050
      100   Independent Bank Corp. ...............................         1,025
      100   International Bancshares Corp. .......................         4,138
      100   InterWest Bancorp, Inc. ..............................         1,600
      100   Mid State Bancshares .................................         2,625
      103   Midamerica Bancorp ...................................         2,433
      100   National Bancorp of Alaska, Inc. .....................         3,700
      105   National City Bancshares, Inc. .......................         2,310
      105   National Penn Bancshares, Inc. .......................         2,166
      110   NBT Bancorp, Inc. ....................................         1,162
      100   Niagara Bancorp, Inc. ................................           994
      500   North Fork Bancorporation, Inc. ......................         8,094
      200 * Ocwen Financial Corp. ................................         1,450
       47   Old Kent Financial Corp. .............................         1,402
      100   Omega Financial Corp. ................................         2,500
      300   One Valley Bancorp, Inc. .............................        10,181
      100   Peoples Holding Co. ..................................         2,400
      100   PFF Bancorp, Inc. ....................................         1,406
      200   Riggs National Corp. .................................         2,713
      100   Second Bancorp, Inc. .................................         1,706
      100 * Silicon Valley Bancshares ............................         6,175
      100   Simmons First National Corp. .........................         2,350
      200   South Financial Group, Inc. ..........................         2,775

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            BANKS - REGIONAL - Continued
      300   Susquehanna Bancshares, Inc. .........................   $     4,144
      100   Texas Regional Bancshares, Inc., Class A .............         2,856
       50 * Three Rivers Bancorp .................................           441
      100   U.S. Bancorp, Inc. ...................................           544
      110   UMB Financial Corp. ..................................         3,988
      106   United National Bancorp ..............................         2,074
      300   Webster Financial Corp. ..............................         6,413
      110   West Coast Bancorp ...................................         1,141
      100   Westcorp .............................................         1,381
      200   Whitney Holding Corp. ................................         6,975
                                                                     -----------
                                                                         482,954
                                                                     -----------
            BEVERAGE - BREWERS/DISTRIBUTORS - 0.13%
      100 * Canandaigua Brands, Inc., Class A ....................         5,037
      100 * Robert Mondavi Corp., Class A ........................         3,319
                                                                     -----------
                                                                           8,356
                                                                     -----------
            BROADCASTING - 0.06%
      100 * On Command Corp. .....................................         2,137
      200 * Sinclair Broadcast Group, Inc. .......................         1,563
                                                                     -----------
                                                                           3,700
                                                                     -----------
            BUILDING MATERIALS - 1.16%
      100 * Comfort Systems USA, Inc. ............................           687
      100 * Dal-Tile International, Inc. .........................           975
      200   Fedders Corp. ........................................         1,175
      100 * Genlyte Group, Inc. ..................................         1,963
      300   Interface, Inc., Class A .............................         1,088
      100 * NCI Building Systems, Inc. ...........................         1,913
      100 * Nortek, Inc. .........................................         2,075
    1,950   Texas Industries, Inc. ...............................        63,619
                                                                     -----------
                                                                          73,495
                                                                     -----------
            CHEMICAL - MAJOR - 0.16%
      200   Albemarle Corp. ......................................         4,187
      100   Chemed Corp. .........................................         2,988
      100 * Hexcel Corp. .........................................           850
      200   Polymer Group, Inc. ..................................         2,325
                                                                     -----------
                                                                          10,350
                                                                     -----------

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            CHEMICAL - MISCELLANEOUS - 2.95%
      300 * Agribiotech, Inc. ....................................   $        14
      400 * Airgas, Inc. .........................................         2,350
      100   Arch Chemicals, Inc. .................................         1,975
      200   Cambrex Corp. ........................................         8,200
      100   ChemFirst, Inc. ......................................         1,938
      369   CK Witco Corp. .......................................         4,336
    1,750 * Cytec Industries, Inc. ...............................        52,719
      100   Dexter Corp. .........................................         5,488
      500   Ethyl Corp. ..........................................         1,563
      100   Ferro Corp. ..........................................         2,288
      100 * Fisher Scientific International, Inc. ................         3,994
      100   Geon Co. .............................................         2,188
      100   Georgia Gulf Corp. ...................................         2,406
      100   H.B. Fuller Co. ......................................         3,844
      400   M.A. Hanna Co. .......................................         4,600
      100   Minerals Technologies, Inc. ..........................         4,625
      100   NL Industries, Inc. ..................................         1,625
      100 * Octel Corp. ..........................................           931
    3,600   Olin Corp. ...........................................        63,900
      200   OM Group, Inc. .......................................         9,200
      300   OMNOVA Solutions .....................................         1,800
      300   Schulman, A., Inc. ...................................         3,863
      200   W.R. Grace & Co. .....................................         2,600
                                                                     -----------
                                                                         186,447
                                                                     -----------
            COAL - 0.10%
      100   Arch Coal, Inc. ......................................           537
      100   Consol Energy, Inc. ..................................         1,038
      100   NACCO Industries, Inc., Class A ......................         4,488
                                                                     -----------
                                                                           6,063
                                                                     -----------
            COMMERCIAL SERVICES - 0.03%
      100 * Integrated Electrical Services, Inc. .................           480
      200 * IT Group, Inc. .......................................         1,338
                                                                     -----------
                                                                           1,818
                                                                     -----------
            CONGLOMERATES - 0.15%
      300   Alexander & Baldwin, Inc. ............................         6,299
      300 * Ogden Corp. ..........................................         2,944
                                                                     -----------
                                                                           9,243
                                                                     -----------
            CONSUMER FINANCE - 2.46%
    2,807   Chittenden Corp. .....................................        74,560
    2,100   Metris Companies, Inc. ...............................        78,750
      100   WesBanco, Inc. .......................................         2,275
                                                                     -----------
                                                                         155,585
                                                                     -----------

--------------------------------------------------------------------------------

 72                                     April 30, 2000 (Unaudited)
                        SMALL CAP VALUE FUND - CONTINUED

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            CONTAINERS - METAL/GLASS - 0.28%
      100 * Alltrista Corp. ......................................   $     2,124
      200   AptarGroup, Inc. .....................................         5,700
      200   Clarcor, Inc. ........................................         3,600
      100 * CSS Industries, Inc. .................................         1,913
      100   Greif Brothers Corp., Class A ........................         3,300
      100 * Silgan Holdings, Inc. ................................         1,288
                                                                     -----------
                                                                          17,925
                                                                     -----------
            CONTAINERS - PAPER - 0.16%
      200   Chesapeake Corp. .....................................         6,249
      200 * Gaylord Container Corp., Class A .....................         1,025
      200 * Ivex Packaging Corp. .................................         1,800
      100   Rock-Tenn Co., Class A ...............................           919
                                                                     -----------
                                                                           9,993
                                                                     -----------
            COSMETICS/TOILETRIES - 0.02%
      100 * Playtex Products, Inc. ...............................         1,081
                                                                     -----------
            DRUGS - 1.23%
      100   Bindley Western Industries, Inc. .....................         1,743
    2,800 * Bio-Technology General Corp. .........................        39,375
      100   Carter-Wallace, Inc. .................................         2,225
      200 * Dura Pharmaceuticals, Inc. ...........................         2,600
      200 * Guilford Pharmaceuticals, Inc. .......................         3,475
      100   Herbalife International, Inc., Class A ...............         1,006
      100 * Neurogen Corp. .......................................         2,925
      100 * P-Com, Inc. ..........................................         1,081
      100 * Regeneron Pharmaceuticals, Inc. ......................         2,856
      104 * Shire Pharmaceuticals Group, Plc. - ADR ..............         4,186
      500 * Sicor, Inc. ..........................................         5,656
      200 * Vertex Pharmaceuticals, Inc. .........................        10,450
                                                                     -----------
                                                                          77,578
                                                                     -----------
            ELECTRIC PRODUCTS -
            MISCELLANEOUS - 0.14%
      300   CMP Group, Inc. ......................................         8,681
                                                                     -----------
            ELECTRICAL EQUIPMENT - 1.27%
      100 * AMKOR Technologies, Inc. .............................         6,118
      300   Avista Corp. .........................................         8,869
    2,900 * General Semiconductor, Inc. ..........................        58,000
      400 * Intergraph Corp. .....................................         2,725
      150 * Intertan, Inc. .......................................         2,072

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            ELECTRICAL EQUIPMENT - Continued
      100 * Stoneridge, Inc. .....................................   $     1,319
      100 * WESCO International, Inc. ............................           925
                                                                     -----------
                                                                          80,028
                                                                     -----------
            ELECTRONIC EQUIPMENT - 2.34%
      200   Belden, Inc. .........................................         5,937
      200 * Cable Design Technologies Corp. ......................         6,850
      100 * Electro Rent Corp. ...................................         1,100
      100 * EMCOR Group, Inc. ....................................         2,238
      100 * Esterline Technologies Corp. .........................         1,213
      100   General Cable Corp. ..................................           769
        5 * Juno Lighting, Inc. ..................................            38
      300 * Kemet Corp. ..........................................        22,350
    3,000 * Kent Electronics Corp. ...............................        87,563
      200 * Pinnacle Holdings, Inc. ..............................        11,238
      100   Thomas Industries, Inc. ..............................         2,013
      100 * Triumph Group, Inc. ..................................         2,688
      300 * UCAR International, Inc. .............................         3,956
                                                                     -----------
                                                                         147,953
                                                                     -----------
            ELECTRONIC INSTRUMENTS - 1.61%
      200 * Ampex Corp., Class A .................................           562
      100   Analogic Corp. .......................................         4,069
      200   BMC Industries, Inc. .................................         1,000
      200 * Checkpoint Systems, Inc. .............................         1,788
      100 * Commscope, Inc. ......................................         4,750
      100   Gerber Scientific, Inc. ..............................         1,388
      100 * Hadco Corp. ..........................................         8,231
      100   Harman International Industries, Inc. ................         6,538
      300 * Imation Corp. ........................................         8,419
      100 * ITI Technologies, Inc. ...............................         2,569
      200 * MagnaTek, Inc. .......................................         1,663
      100   Methode Electronics, Inc., Class A ...................         4,167
      234 * Metromedia Fiber Network, Inc. .......................         7,225
      100   Park Electrochemical Corp. ...........................         2,563
      200   Pioneer-Standard Electronics, Inc. ...................         3,063
      348   Pittston Brink's Group ...............................         5,699
      300 * Read-Rite Corp. ......................................           900
      100 * Rogers Corp. .........................................         6,738
      400 * Sensormatic Electronics Corp. ........................         6,675
      300   Tektronix, Inc. ......................................        17,363
      100 * Thermedics, Inc. .....................................           825

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            ELECTRONIC INSTRUMENTS - Continued
      100 * ThermoQuest Corp. ....................................   $     1,681
      100 * Varian, Inc. .........................................         3,638
                                                                     -----------
                                                                         101,514
                                                                     -----------
            ENTERTAINMENT - 0.28%
      200 * Ascent Entertainment Group, Inc. .....................         3,062
      300 * Aztar Corp. ..........................................         3,581
      100 * Carmike Cinemas, Inc., Class A .......................           575
      300 * Florida Panthers Holdings, Inc. ......................         2,681
      100   Gaylord Entertainment Co. ............................         2,394
      200 * GTECH Holdings Corp. .................................         4,150
      100 * Loews Cineplex Entertainment Corp. ...................           319
      100 * Trans World Entertainment Corp. ......................         1,050
                                                                     -----------
                                                                          17,812
                                                                     -----------
            FERTILIZERS - 0.04%
      200   Mississippi Chemical Corp. ...........................         1,537
      300 * Terra Industries, Inc. ...............................           825
                                                                     -----------
                                                                           2,362
                                                                     -----------
            FINANCE COMPANIES - 0.22%
      300 * Amresco, Inc. ........................................           262
      300 * Associates First Capital Corp. .......................            27
      200   Charter Municipal Mortgage Acceptance Co. ............         2,388
      100 * Contifinancial Corp. .................................             4
      200 * Credit Acceptance Corp. ..............................         1,050
      100   Doral Financial Corp. ................................         1,194
      200 * Imperial Credit Industries, Inc. .....................           775
      400   Phoenix Investment Partners, Ltd. ....................         3,475
      200   Resource Bancshares
            Mortgage Group, Inc. .................................         1,000
      100 * Triad Guaranty, Inc. .................................         2,100
      100 * Tucker Anthony Sutro Corp. ...........................         1,675
      200 * UniCapital Corp. .....................................           275
                                                                     -----------
                                                                          14,225
                                                                     -----------
            FINANCIAL SERVICES - 1.36%
      100   Advanta Corp. ........................................         1,699
      100   Advest Group, Inc. ...................................         1,956
    2,100   Federated Investors, Inc. ............................        59,325
      200   Jefferies Group, Inc. ................................         4,413
      300   Leucadia National Corp. ..............................         6,994

--------------------------------------------------------------------------------

 April 30, 2000 (Unaudited)                                     73
                        SMALL CAP VALUE FUND - CONTINUED

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            FINANCIAL SERVICES - Continued
      100 * National Processing, Inc. ............................   $     1,038
      100 * New Century Financial Corp. ..........................           688
      200   Resource America, Inc. ...............................         1,381
      300   Richmond Count Financial Corp. .......................         5,138
      200   United Assets Management Corp. .......................         3,600
                                                                     -----------
                                                                          86,232
                                                                     -----------
            FOODS - 2.14%
      100 * Agribrands International, Inc. .......................         3,743
      100 * Aurora Foods, Inc. ...................................           481
      300   Chiquita Brands International, Inc. ..................         1,163
      300   Corn Products International, Inc. ....................         7,200
      100 * Del Monte Foods Co. ..................................           888
      300   Earthgrains Co. ......................................         4,219
      100 * Grand Union Co. ......................................           169
      200 * Imperial Sugar Co. ...................................           325
      100 * International Home Foods, Inc. .......................         1,456
      100   International Multifoods Corp. .......................         1,281
      100   Interpool, Inc. ......................................           731
      100 * J & J Snack Foods Corp. ..............................         1,594
      200   J.M. Smucker Co., Class A ............................         3,200
      100   Lance, Inc. ..........................................         1,063
      100   Michael Foods, Inc. ..................................         2,144
      400 * NBTY, Inc. ...........................................         7,100
    2,700 * Performance Food Group Co. ...........................        71,213
      270 * Ralcorp Holdings, Inc. ...............................         3,729
      300 * Suiza Foods Corp. ....................................        11,681
      300   Trinity Industries, Inc. .............................         6,675
      300   Universal Foods Corp. ................................         4,931
      200 * Vlasic Foods International, Inc. .....................           350
                                                                     -----------
                                                                         135,336
                                                                     -----------
            FOOTWEAR - 0.18%
      100 * Just For Feet, Inc. ..................................             5
      100   Justin Industries, Inc. ..............................         1,824
      300 * Reebok International, Ltd. ...........................         5,100
      100   Stride Rite Corp. ....................................           844
      300   Wolverine World Wide, Inc. ...........................         3,600
                                                                     -----------
                                                                          11,373
                                                                     -----------
            FREIGHT - 0.32%
      400   Airborne Freight Corp. ...............................         8,574
      100   AMCOL International Corp. ............................         1,638
      100   Cascade Natural Gas Corp. ............................         1,613

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            FREIGHT - Continued
      200   J.B. Hunt Transport Services, Inc. ...................   $     3,300
      200   Overseas Shipholding Group, Inc. .....................         5,238
                                                                     -----------
                                                                          20,363
                                                                     -----------
            HARDWARE & TOOLS - 0.03%
      100   Barnes Group, Inc. ...................................         1,694
                                                                     -----------
            HEALTHCARE - 2.51%
      100 * Alterra Healthcare Corp. .............................           324
      100 * AmeriPath, Inc. ......................................           781
      400 * Apria Healthcare Group, Inc. .........................         5,575
      103   Block Drug Co., Inc., Class A ........................         2,936
      100 * First Health Group Corp. .............................         3,044
      125 * Gentiva Health Services, Inc. ........................         1,086
      400 * Integrated Health Services, Inc. .....................           104
    3,400   Invacare Corp. .......................................        90,950
      500 * Laboratory Corp. of America Holdings .................         2,969
      300 * Matria Healthcare, Inc. ..............................         1,331
      100 * NCS HealthCare, Inc., Class A ........................            81
    2,450 * Pharmaceutical Product Development, Inc. .............        41,191
      500 * PhyCor, Inc. .........................................           297
      500 * Quorum Health Group, Inc. ............................         5,313
      200 * Sierra Health Services, Inc. .........................           713
      400 * Sun Healthcare Group, Inc. ...........................            30
      200 * Sunrise Medical, Inc. ................................         1,050
      200 * US Oncology, Inc. ....................................           688
                                                                     -----------
                                                                         158,463
                                                                     -----------
            HEAVY DUTY TRUCKS/PARTS - 0.69%
      100   Bandag, Inc. .........................................         2,387
      100   Detroit Diesel Corp. .................................         1,550
      100   Titan International, Inc. ............................           688
    2,700   Wabash National Corp. ................................        39,319
                                                                     -----------
                                                                          43,944
                                                                     -----------
            HOME BUILDERS - 0.48%
      300   D R Horton, Inc. .....................................         3,880
      100 * Del Webb Corp. .......................................         1,494
      300   Kaufman & Broad Home Corp. ...........................         5,775
      200   M.D.C. Holdings, Inc. ................................         3,813
      200   Pulte Corp. ..........................................         4,300
      100   Ryland Group, Inc. ...................................         2,013
      100   Standard Pacific Corp. ...............................         1,006

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            HOME BUILDERS - Continued
      200 * Toll Brothers, Inc. ..................................   $     4,338
      100 * U.S. Home Corp. ......................................         3,581
                                                                     -----------
                                                                          30,200
                                                                     -----------
            HOSPITAL MANAGEMENT - 0.24%
      700 * Beverly Enterprises, Inc. ............................         2,362
      400 * Coventry Health Care, Inc. ...........................         4,250
      100 * DVI, Inc. ............................................         1,388
      100 * Lifepoint Hospitals, Inc. ............................         1,713
      300 * Magellan Health Services, Inc. .......................         1,125
      100 * Triad Hospitals, Inc. ................................         1,719
      400 * Ventas, Inc. .........................................         1,575
      100 * Veterinary Centers of America, Inc. ..................         1,350
                                                                     -----------
                                                                          15,482
                                                                     -----------
            HOSPITAL SUPPLIES - 0.41%
      100 * Acuson Corp. .........................................         1,230
      100   Arrow International, Inc. ............................         3,413
      200 * Coherent, Inc. .......................................        11,563
      100   Datascope Corp. ......................................         3,313
      100   Diagnostic Products Corp. ............................         3,069
      200   Owens & Minor, Inc. ..................................         2,400
      100 * PSS World Medical, Inc. ..............................           859
                                                                     -----------
                                                                          25,847
                                                                     -----------
            HOUSEHOLD PRODUCTS - 0.15%
      100   Bush Industries, Inc. ................................         1,499
      100   Libbey, Inc. .........................................         3,050
      100   Mikasa, Inc. .........................................           981
      100 * Select Comfort Corp. .................................           434
      200   Tupperware Corp. .....................................         3,775
                                                                     -----------
                                                                           9,739
                                                                     -----------
            HUMAN RESOURCES - 0.92%
       35   Adecco SA - ADR ......................................         3,646
      290 * Interim Services, Inc. ...............................         4,966
      100   Kelly Services, Inc., Class A ........................         2,356
    1,700 * Korn/Ferry International .............................        45,050
      200 * Personnel Group of America, Inc. .....................         1,050
      200 * Staffmark, Inc. ......................................         1,313
                                                                     -----------
                                                                          58,381
                                                                     -----------

--------------------------------------------------------------------------------

 74                                     April 30, 2000 (Unaudited)
                        SMALL CAP VALUE FUND - CONTINUED

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            INFORMATION PROCESSING - 1.22%
      100 * Ashton Technology Group, Inc. ........................   $       474
      300 * CHS Electronics, Inc. ................................            26
    2,450 * Complete Business Solutions, Inc. ....................        56,044
      200 * Fritz Companies, Inc. ................................         1,925
       10 * Global Sources, Ltd. .................................           344
      100 * Learn2.com, Inc. .....................................           281
      200 * Pegasystems, Inc. ....................................         1,775
      100 * Rare Medium Group, Inc. ..............................         2,056
      600 * Sybase, Inc. .........................................        12,113
      300 * Systemax, Inc. .......................................         2,306
                                                                     -----------
                                                                          77,344
                                                                     -----------
            INFORMATION PROCESSING -
            BUSINESS SOFTWARE - 0.06%
      100 * Aspen Technology, Inc. ...............................         3,538
                                                                     -----------
            INFORMATION PROCESSING -
            COMPUTER HARDWARE - 0.20%
      100 * Hutchinson Technology, Inc. ..........................         1,274
      500 * Komag, Inc. ..........................................         1,469
      300 * MEMC Electronic Materials, Inc. ......................         5,213
      700 * Merisel, Inc. ........................................           941
      100 * OEA, Inc. ............................................         1,000
      400 * Western Digitial Corp. ...............................         2,775
                                                                     -----------
                                                                          12,672
                                                                     -----------
            INFORMATION PROCESSING -
            DATA SERVICES - 2.34%
      200 * Anixter International, Inc. ..........................         6,737
      100 * Applied Graphics Technologies, Inc. ..................           528
      100 * Auspex Systems, Inc. .................................           763
      100 * Avant! Corp. .........................................         1,800
       42 * Computer Sciences Corp. ..............................         3,426
      125 * EMC Corp. ............................................        17,367
      100 * GT Interactive Software Corp. ........................           206
      200 * In Focus Systems, Inc. ...............................         5,988
      200 * Information Resources, Inc. ..........................         1,263
      100 * JDA Software Group, Inc. .............................         1,863
      100 * Manugistics Group, Inc. ..............................         4,281
      300 * Mentor Graphics Corp. ................................         3,938
      200   MTS Systems Corp. ....................................         1,513
      800   National Computer Systems, Inc........................        41,150
      300 * Paxar Corp. ..........................................         3,056
      100 * Phoenix Technologies, Ltd. ...........................         1,963

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            INFORMATION PROCESSING -
            DATA SERVICES - Continued
      200 * Primark Corp. ........................................   $     5,400
      900 * Radisys Corp. ........................................        37,238
      300 * S3, Inc. .............................................         4,219
      100 * Volt Information Sciences, Inc. ......................         3,456
      100 * Wave Systems Corp. ...................................         1,919
                                                                     -----------
                                                                         148,074
                                                                     -----------
            INFORMATION PROCESSING -
            NETWORKING - 0.07%
      100 * Hypercom Corp. .......................................         1,462
      300 * Picturetel Corp. .....................................         1,275
      200 * Ziff-Davis, Inc. .....................................         1,963
                                                                     -----------
                                                                           4,700
                                                                     -----------
            INSURANCE - CASUALTY - 0.50%
      100 * Acceptance Insurance Co., Inc. .......................           443
      100   Baldwin & Lyons, Inc., Class B........................         1,963
      200   Commerce Group, Inc. .................................         5,900
      200 * Frontier Insurance Group, Inc. .......................           163
      300   HCC Insurance Holdings, Inc. .........................         3,525
      100 * Philadelphia Consolidated Holding Co. ................         1,538
      100 * PICO Holdings, Inc ...................................         1,050
      100   PMA Capital Corp. ....................................         1,825
      400   Reliance Group Holdings, Inc. ........................         1,100
      100 * Risk Capital Holdings, Inc. ..........................         1,539
      100   RLI Corp. ............................................         3,213
      200   Selective Insurance Group, Inc. ......................         3,788
      100   State Auto Financial Corp. ...........................         1,000
      100   Stewart Information Services Corp. ...................         1,425
      100 * Superior National Insurance Group, Inc. ..............            23
      100   Trenwick Group, Inc. .................................         1,413
      100   United Fire & Casualty Co. ...........................         1,750
                                                                     -----------
                                                                          31,658
                                                                     -----------
            INSURANCE - LIFE - 0.34%
      100   Kansas City Life Insurance Co. .......................         2,712
      400   Mony Group, Inc. .....................................        12,375
      200   Presidential Life Corp. ..............................         3,184
      300 * UICI..................................................         1,313
      100   W. R. Berkley Corp. ..................................         2,113
                                                                     -----------
                                                                          21,697
                                                                     -----------

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            INSURANCE - MISCELLANEOUS - 0.66%
      130   Ace Limited...........................................   $     3,111
      200   Fidelity National Financial, Inc. ....................         2,950
      100   Harleysville Group, Inc. .............................         1,606
      100   Liberty Corp. ........................................         3,281
      200 * Mid Atlantic Medical Services, Inc. ..................         1,863
      500   Ohio Casualty Corp. ..................................         8,313
      300   Radian Group, Inc. ...................................        15,281
      100   SCPIE Holdings, Inc. .................................         2,956
      100   Zenith National Insurance Corp. ......................         2,450
                                                                     -----------
                                                                          41,811
                                                                     -----------
            INSURANCE - MULTILINE - 3.52%
      300   Alfa Corp. ...........................................         5,399
      134   Allstate Corp. .......................................         3,166
      100   American Annuity Group, Inc. .........................         1,669
      100   AmerUs Life Holdings, Inc. ...........................         1,994
      100   Argonaut Group, Inc. .................................         1,713
      100   CNA Surety Corp. .....................................         1,475
      102 * Delphi Financial Group, Inc., Class A.................         2,939
      100   FBL Financial Group, Inc., Class A....................         1,550
    1,900   Gallagher, Arthur J & Co. ............................        70,775
    2,800   Horace Mann Educators Corp. ..........................        40,775
      100   LandAmerica Financial Group, Inc. ....................         1,763
      220 * Medical Assurance, Inc. ..............................         2,915
      110 * Professionals Group, Inc. ............................         1,946
    2,900   StanCorp Financial Group, Inc. .......................        84,463
                                                                     -----------
                                                                         222,542
                                                                     -----------
            LEISURE TIME - 1.01%
      600 * AMF Bowling, Inc. ....................................         1,162
    1,900 * Bally Total Fitness Holding Corp. ....................        42,513
      300 * Boyd Gaming Corp. ....................................         1,519
      400   Callaway Golf Co. ....................................         6,650
      200 * Dollar Thrifty Automotive Group, Inc. ................         4,200
      100 * Family Golf Centers, Inc. ............................            38
      200 * Handleman Co. ........................................         2,400
      200 * Pinnacle Entertainment Inc. ..........................         4,013
      100 * Vail Resorts, Inc. ...................................         1,613
                                                                     -----------
                                                                          64,108
                                                                     -----------

--------------------------------------------------------------------------------

 April 30, 2000 (Unaudited)                                     75
                        SMALL CAP VALUE FUND - CONTINUED

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            LODGING - 0.34%
      100   Deltic Timber Corp. ..................................   $     2,199
      300 * Extended Stay America, Inc. ..........................         2,681
      200 * Lodgian, Inc. ........................................           613
      200   Marcus Corp. .........................................         2,138
      400   Meristar Hospitality Corp. ...........................         7,900
      400 * Prime Hospitality Corp. ..............................         3,700
    1,000 * Wyndham International, Inc. ..........................         2,063
                                                                     -----------
                                                                          21,294
                                                                     -----------
            MACHINE TOOLS - 0.12%
      100   L.S. Starrett Co. ....................................         2,424
      300   Milacron, Inc. .......................................         5,475
                                                                     -----------
                                                                           7,899
                                                                     -----------
            MACHINERY - AGRICULTURE - 0.14%
      500   AGCO Corp. ...........................................         5,937
      100   Toro Co. .............................................         3,075
                                                                     -----------
                                                                           9,012
                                                                     -----------
            MACHINERY - CONSTRUCTION &
            CONTRACTS - 0.45%
      100 * CDI Corp. ............................................         2,249
      100   Columbus McKinnon Corp. ..............................         1,399
      300   Foster Wheeler Corp. .................................         2,755
      100   Granite Construction, Inc. ...........................         2,374
      300 * Harnischfeger Industries, Inc. .......................           177
      100 * Jacobs Engineering Group, Inc. .......................         3,131
      200   Kaman Corp., Class A..................................         2,125
      400   Lennar Corp. .........................................         7,450
      300 * Morrison Knudsen Corp. ...............................         2,756
      100 * National Equipment Services, Inc. ....................           700
      200 * Nationsrent, Inc. ....................................           963
      100   Sauer, Inc. ..........................................           869
      100 * Stone & Webster, Inc. ................................         1,319
                                                                     -----------
                                                                          28,267
                                                                     -----------
            MACHINERY -
            INDUSTRIAL/SPECIALTY - 1.31%
      200   AAR Corp. ............................................         3,012
      104 * Albany International Corp., Class A...................         1,579
      200   Applied Industrial Technologies, Inc. ................         3,474
      200   Baldor Electric Co. ..................................         3,712
      103 * Blount International, Inc. ...........................         1,351

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            MACHINERY -
            INDUSTRIAL/SPECIALTY - Continued
      100 * Burlington Coat Factory Warehouse Corp. ..............   $     1,500
      200   Exide Corp. ..........................................         1,925
      300   Flowserve Corp. ......................................         4,238
      100 * Gardner Denver, Inc. .................................         1,744
      200   Hughes Supply, Inc. ..................................         3,050
      200   IDEX Corp. ...........................................         6,250
      100 * Ionics, Inc. .........................................         2,350
      100   JLG Industries, Inc. .................................           950
      200 * Kulicke & Soffa Industries, Inc. .....................        15,663
      200   Lilly Industries, Inc., Class A.......................         2,175
      200   Lincoln Electric Holdings, Inc. ......................         3,809
      100   Nordson Corp. ........................................         4,469
      200   Regal-Beloit Corp. ...................................         3,613
      100   Robbins & Myers, Inc. ................................         2,438
       71 * Speedfam-ipec, Inc. ..................................         1,123
      100 * SPS Technologies, Inc. ...............................         3,138
      200   Stewart & Stevenson Services, Inc. ...................         2,413
      400   Timken Co. ...........................................         7,400
      100   Watts Industries, Inc., Class A.......................         1,338
                                                                     -----------
                                                                          82,714
                                                                     -----------
            MEDICAL TECHNOLOGY - 1.63%
      100 * Bio-Rad Laboratories, Inc., Class A...................         2,549
      100 * Haemonetics Corp. ....................................         2,299
      400 * PE Corp. - Celera Genomics............................        33,000
      100 * Protein Design Labs, Inc. ............................        10,149
      200 * Quest Diagnostics, Inc. ..............................        11,637
      200 * Serologicals Corp. ...................................           724
    1,000 * Varian Medical Systems, Inc. .........................        40,000
      100   West Pharmaceutical Services, Inc. ...................         2,444
                                                                     -----------
                                                                         102,802
                                                                     -----------
            MERCHANDISE - DRUG - 0.04%
      500 * Perrigo Co. ..........................................         2,844
                                                                     -----------
            MERCHANDISE - SPECIALTY - 1.98%
      200   Arctic Cat, Inc. .....................................         2,012
      100 * Avid Technology, Inc. ................................         1,374
      100 * Barnesandnoble.com, Inc. .............................         1,093
      200 * Bombay Co., Inc. .....................................           724
      200 * Boyds Collection, Ltd. ...............................         1,249
      100 * Bush Boake Allen, Inc. ...............................         2,987

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            MERCHANDISE - SPECIALTY - Continued
      100   Caseys General Stores, Inc. ..........................   $     1,168
      200   Cash America International, Inc. .....................         1,799
      100 * Central Garden & Pet Co. .............................         1,050
      800 * Charming Shoppes, Inc. ...............................         5,400
      400 * Compucom Systems, Inc. ...............................         1,375
      100 * Daisytek International Corp. .........................         1,225
      100 * Department 56, Inc. ..................................           913
      100 * Earthshell Corp. .....................................           325
      100 * Finish Line, Inc. ....................................         1,056
      100 * Franklin Covey Co. ...................................           913
      100   Hancock Holding Co. ..................................         3,463
      300 * Homebase, Inc. .......................................           619
      300 * Inacom Corp. .........................................           469
      100 * International Specialty Products, Inc. ...............           588
      100   Jostens, Inc. ........................................         2,469
    1,700 * Michaels Stores, Inc. ................................        67,044
      700 * OfficeMax, Inc. ......................................         3,938
      200 * Petco Animal Supplies, Inc. ..........................         2,313
      100   Russ Berrie and Co., Inc. ............................         1,863
      200 * Seitel, Inc. .........................................         1,250
      100 * Sitel Corp. ..........................................           688
      200 * Sola International, Inc. .............................           900
      100   South Jersey Industries, Inc. ........................         2,675
      100 * Spiegel, Inc., Class A................................           825
      200   Sturm, Ruger & Co., Inc. .............................         2,000
      200 * Twinlab Corp. ........................................         1,500
      200 * United Stationers, Inc. ..............................         6,675
      300 * US Office Products, Co. ..............................           572
      100 * West Marine, Inc. ....................................           800
                                                                     -----------
                                                                         125,314
                                                                     -----------
            MERCHANDISING - DEPARTMENT - 0.88%
      300 * Borders Group, Inc. ..................................         4,762
    4,400   Pier 1 Imports, Inc. .................................        50,049
      100 * Stein Mart, Inc. .....................................           897
                                                                     -----------
                                                                          55,708
                                                                     -----------
            MERCHANDISING - FOOD - 0.22%
      300   Fleming Companies, Inc. ..............................         4,930
      100   Great Atlantic & Pacific Tea Co., Inc. ...............         1,830
      100   Ingles Markets, Inc., Class A.........................         1,000
      200   Ruddick Corp. ........................................         2,287
      100   Sanderson Farms, Inc. ................................           724

--------------------------------------------------------------------------------

 76                                     April 30, 2000 (Unaudited)
                        SMALL CAP VALUE FUND - CONTINUED

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            MERCHANDISING - FOOD - Continued
      100 * Smart & Final, Inc. ..................................   $       793
      100 * Smithfield Foods, Inc. ...............................         2,130
        2   Supervalu, Inc. ......................................            40
      100   Zapata Corp. .........................................           400
                                                                     -----------
                                                                          14,134
                                                                     -----------
            MERCHANDISING - MASS - 0.06%
      200 * ShopKo Stores, Inc. ..................................         3,575
                                                                     -----------
            METALS - ALUMINUM - 0.04%
      100   ACX Technologies, Inc. ...............................           418
      100   IMCO Recycling, Inc. .................................         1,030
      200   Kaiser Aluminum Corp. ................................           849
                                                                     -----------
                                                                           2,297
                                                                     -----------
            METALS - COPPER - 0.12%
       72   Phelps Dodge Corp. ...................................         3,329
      200   Southern Peru Copper Corp. ...........................         2,512
      100 * Wolverine Tube, Inc. .................................         1,500
                                                                     -----------
                                                                           7,341
                                                                     -----------
            METALS - MISCELLANEOUS - 0.86%
      100   Brush Wellman, Inc. ..................................         1,849
      100   Castle A. M. & Co. ...................................         1,224
       50 * CIRCOR International, Inc. ...........................           571
      100   Commercial Metals Co. ................................         2,937
      200   Kennametal, Inc. .....................................         5,749
      200   Precision Castparts Corp. ............................         8,349
      100 * RTI International Metals, Inc. .......................         1,055
    1,150 * Stillwater Mining Co. ................................        32,199
      100 * Titanium Metals Corp. ................................           418
                                                                     -----------
                                                                          54,351
                                                                     -----------
            METALS - STEEL - 2.28%
      191   AK Steel Holding Corp. ...............................         2,112
    1,000 * Bethlehem Steel Corp. ................................         5,374
      100   Carpenter Technology Corp. ...........................         2,005
      100   Cleveland-Cliffs, Inc. ...............................         2,455
      100   Commercial Intertech Corp. ...........................         2,000
    3,000   Gibraltar Steel Corp. ................................        51,750
      300   Harsco Corp. .........................................         8,906
      200   Intermet Corp. .......................................         1,475
      700   LTV Corp. ............................................         2,494
      200   Metals USA, Inc. .....................................         1,425

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            METALS - STEEL - Continued
      200 * Mueller Industries, Inc. .............................   $     6,588
      100   National Steel Corp., Class B.........................           625
      200   Oregon Steel Mills, Inc. .............................           613
      100   Quanex Corp. .........................................         1,638
      150   Reliance Steel & Aluminium Co. .......................         3,450
      100   Rouge Industries, Inc., Class A.......................           569
       61   Ryerson Tull, Inc. ...................................           755
    3,550 * Steel Dynamics, Inc. .................................        40,381
      100   Valmont Industries, Inc. .............................         1,988
      600   Worthington Industries, Inc. .........................         7,425
                                                                     -----------
                                                                         144,028
                                                                     -----------
            MISCELLANEOUS - 0.36%
      600   7-eleven, Inc. .......................................         2,249
      200 * ABC-Naco, Inc. .......................................         2,224
      100 * AMERCO, Inc. .........................................         1,674
      200 * Brightpoint, Inc. ....................................         2,362
       25 * Coorstek, Inc. .......................................         1,126
      700 * USEC, Inc. ...........................................         3,280
      200 * Veritas DGC, Inc. ....................................         4,800
      266   Westinghouse Air Brake Co. ...........................         3,009
      100   Woodward Governor Co. ................................         2,206
                                                                     -----------
                                                                          22,930
                                                                     -----------
            MOBILE HOMES - 0.13%
      100 * Champion Enterprises, Inc. ...........................           705
      100   Coachmen Industries, Inc. ............................         1,543
      200   Fleetwood Enterprises, Inc. ..........................         2,924
      300   Oakwood Homes Corp. ..................................           880
      100   Skyline Corp. ........................................         2,037
                                                                     -----------
                                                                           8,089
                                                                     -----------
            MULTIMEDIA - 0.02%
      100   Gray Communications Systems, Inc. ....................         1,169
                                                                     -----------
            NATURAL GAS - DIVERSIFIED - 0.55%
      200   Atmos Energy Corp. ...................................         3,174
      200   Eastern Enterprises...................................        12,174
      100   Laclede Gas Co. ......................................         1,962
      100   New Jersey Resources Corp. ...........................         4,024
      100 * Southern Union Co. ...................................         1,718
      200   Southwest Gas Corp. ..................................         3,812
      300   UGI Corp. ............................................         6,130
      100   Western Gas Resources, Inc. ..........................         1,668
                                                                     -----------
                                                                          34,662
                                                                     -----------

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            OIL - INTEGRATED DOMESTIC - 0.20%
      100 * Belco Oil and Gas Corp. ..............................   $       880
      100   Cross Timbers Oil Co. ................................         1,443
      600   Pennzoil-Quaker State Co. ............................         6,563
      300 * Tesoro Petroleum Corp. ...............................         3,525
                                                                     -----------
                                                                          12,411
                                                                     -----------
            OIL - SERVICE - PRODUCTS - 2.67%
      100 * Global Industries, Inc. ..............................         1,425
      100 * IRI International Corp. ..............................           781
    1,000 * Lone Star Technologies, Inc. .........................        46,125
      100 * Maverick Tube Corp. ..................................         2,850
      500 * Parker Drilling Co. ..................................         2,156
      400 * Pride International, Inc. ............................         9,050
      100   RPC, Inc. ............................................         1,013
    3,550 * Santa Fe Snyder Corp .................................        32,616
    1,050 * Seacor Smit, Inc. ....................................        64,313
      100   SEMCO Energy, Inc. ...................................         1,300
      100 * TransMontaigne, Inc. .................................           781
      500 * Varco International, Inc. ............................         6,250
                                                                     -----------
                                                                         168,660
                                                                     -----------
            OIL - SERVICES - 1.67%
       34   Devon Energy Corp. ...................................         1,638
       57 * Friede Goldman Halter, Inc. ..........................           353
      600 * Key Energy Services, Inc. ............................         5,850
    2,700 * Marine Drilling Companies, Inc. ......................        70,200
      200   Mascotech, Inc. ......................................         2,313
      100 * McMoRan Exploration Co. ..............................         1,325
      205 * Nabors Industries, Inc. ..............................         8,085
      100 * Oceaneering International, Inc. ......................         1,725
      200 * Offshore Logistics, Inc. .............................         2,425
      200 * Tuboscope, Inc. ......................................         3,475
      100 * U S Liquids, Inc. ....................................           575
      300 * Unova, Inc. ..........................................         4,200
      100 * UTI Energy Corp. .....................................         3,475
                                                                     -----------
                                                                         105,639
                                                                     -----------
            OIL/GAS PRODUCERS - 2.75%
      950 * Atwood Oceanics, Inc. ................................        57,594
      100 * Brown, Tom, Inc. .....................................         1,900
      200   Cabot Oil & Gas Corp., Class A........................         3,713
      400 * Chesapeake Energy Corp. ..............................         1,500
      300 * EEX Corp. ............................................           844

--------------------------------------------------------------------------------

 April 30, 2000 (Unaudited)                                     77
                        SMALL CAP VALUE FUND - CONTINUED

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            OIL/GAS PRODUCERS - Continued
    1,100 * Grey Wolf, Inc. ......................................   $     4,469
    1,000 * Harken Energy Corp. ..................................           688
      400   Helmerich & Payne, Inc. ..............................        12,525
      100 * Houston Exploration Co. ..............................         1,806
      100 * HS Resources, Inc. ...................................         2,419
      400 * Input/Output, Inc. ...................................         2,950
      200 * Louis Dreyfus Natural Gas Corp .......................         5,600
      200   Mitchell Energy & Development Corp., Class A .........         4,775
      950 * Newfield Exploration Co. .............................        38,594
      100 * Nuevo Energy Co. .....................................         1,750
      300 * Patterson Energy, Inc. ...............................         8,475
      700 * Pioneer Natural Resources Corp. ......................         7,219
      100   St. Mary Land & Exploration Co. ......................         3,375
      100 * Swift Energy Co. .....................................         2,044
      400   Valero Energy Corp. ..................................        11,600
                                                                     -----------
                                                                         173,840
                                                                     -----------
            PAPER/FOREST PRODUCTS - 1.32%
      100 * Buckeye Technologies, Inc. ...........................         1,913
      200   Caraustar Industries, Inc. ...........................         3,038
      200   Glatfelter, P.H. Co. .................................         2,150
      400   Longview Fibre Co. ...................................         5,100
    1,400   Potlatch Corp. .......................................        55,213
      200   Rayonier, Inc. .......................................         9,388
      100   Schweitzer-Mauduit, Inc. .............................         1,456
      100   Standard Register Co. ................................         1,306
      100   Universal Forest Products, Inc .......................         1,350
      200   Wausau-Mosinee Paper Corp. ...........................         2,425
                                                                     -----------
                                                                          83,339
                                                                     -----------
            PHOTOGRAPHY - 0.12%
      300   Polaroid Corp. .......................................         6,056
      100 * Ultratech Stepper, Inc. ..............................         1,494
                                                                     -----------
                                                                           7,550
                                                                     -----------
            POLLUTION CONTROL - 0.09%
      300   Calgon Carbon Corp. ..................................         1,894
      100 * Cuno, Inc. ...........................................         2,713
      100 * URS Corp. ............................................         1,275
                                                                     -----------
                                                                           5,882
                                                                     -----------

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            PUBLISHING - NEWS - 1.25%
    1,500   Media General, Inc., Class A..........................   $    73,781
      200 * Network Equipment Technologies, Inc. .................         1,650
      100   Pulitzer, Inc. .......................................         3,838
                                                                     -----------
                                                                          79,269
                                                                     -----------
            PUBLISHING/PRINTING - 0.93%
      200   Banta Corp. ..........................................         3,913
      300   Bowne & Co., Inc. ....................................         3,450
      200   John H. Harland Co. ..................................         3,075
      100 * Journal Register Co. .................................         1,463
      900   McClatchy Co., Class A................................        28,519
      380   Quebecor Printing, Inc. ..............................         8,598
      100 * Scholastic Corp. .....................................         4,669
      100 * Scientific Games Holdings Corp. ......................         1,850
      300   Wallace Computer Services, Inc. ......................         3,281
                                                                     -----------
                                                                          58,818
                                                                     -----------
            RAILROAD - 0.22%
      200   Florida East Coast Industries, Inc. ..................         9,838
      300 * Wisconsin Central Transport Corp. ....................         4,369
                                                                     -----------
                                                                          14,207
                                                                     -----------
            REAL ESTATE - 0.28%
      100 * Castle & Cooke, Inc. .................................         1,813
      100 * CB Richard Ellis Services, Inc. ......................           988
      200   Center Trust, Inc. ...................................         1,450
      100 * Insignia Financial Group, Inc. .......................         1,044
      200   LNR Property Corp. ...................................         4,313
      330   Republic Bancorp, Inc. ...............................         3,259
      200   SL Green Realty Corp. ................................         5,138
                                                                     -----------
                                                                          18,005
                                                                     -----------
            REAL ESTATE INVESTMENT TRUSTS - 7.42%
      100   Alexandria Real Estate Equities, Inc. ................         3,200
      400   Allied Capital Corp. .................................         7,475
      100   American Industrial Properties REIT...................         1,250
      100   Amli Residential Properties Trust.....................         2,275
      100   Associated Estates Realty Corp. ......................           831
      200   Bedford Property Investors, Inc. .....................         3,525
      100   Boykin Lodging Co. ...................................         1,256
      200   Bradley Real Estate, Inc. ............................         3,613
    3,150   Brandywine Realty Trust...............................        54,731
      400   BRE Properties, Inc., Class A.........................        11,175

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            REAL ESTATE INVESTMENT TRUSTS - Continued
      200   Burnham Pacific Properties, Inc. .....................   $     1,475
      300   Cabot Industrial Trust................................         5,775
      300   Camden Property Trust.................................         8,513
      100   Capital Automotive REIT...............................         1,394
      400   Capstead Mortgage Corp. ..............................         1,475
    2,400   CBL & Associates Properties, Inc. ....................        56,250
      200   CenterPoint Properties Corp. .........................         7,175
      100   Chateau Communities, Inc. ............................         2,600
      100   Chelsea GCA Realty, Inc. .............................         3,263
      200   Colonial Properties Trust.............................         4,988
      200   Commercial Net Lease Realty...........................         2,200
      300   Cornerstone Realty Income Trust, Inc. ................         3,056
      100 * Crestline Capital Corp. ..............................         1,719
      200   Crown American Realty Trust...........................         1,113
      500   Developers Diversified Realty Corp. ..................         7,594
       38   Duke-Weeks Realty Corp. ..............................           824
      100   EastGroup Properties, Inc. ...........................         2,081
      100   Entertainment Properties Trust........................         1,363
      300   Equity Inns, Inc. ....................................         1,988
      100   Essex Property Trust, Inc. ...........................         3,863
      200   Federal Realty Investment Trust ......................         4,250
      300   First Industrial Realty Trust, Inc. ..................         9,019
      100   First Washington Realty Trust, Inc. ..................         2,081
      200   Gables Residential Trust..............................         4,800
      200   Glenborough Realty Trust, Inc. .......................         2,950
      200   Glimcher Realty Trust.................................         2,750
      100   Golf Trust of America, Inc. ..........................         1,725
      100   Great Lakes REIT, Inc. ...............................         1,513
      256   Health Care Property Investors, Inc. .................         7,136
      200   Health Care REIT, Inc. ...............................         3,188
      300   Healthcare Realty Trust, Inc. ........................         5,400
    2,000   Home Properties of NY, Inc. ..........................        56,000
      400   Hospitality Properties Trust..........................         8,900
      500 * Indymac Mortgage Holdings, Inc. ......................         6,531
      300   Innkeepers USA Trust..................................         2,700
      300   IRT Property Co. .....................................         2,494
      300   JDN Realty Corp. .....................................         2,906
      100   JP Realty, Inc. ......................................         1,794
      200   Kilroy Reality Corp. .................................         4,825
      200   Koger Equity, Inc. ...................................         3,500
      200   Konover Property Trust, Inc. .........................         1,175
      100   LaSalle Hotel Properties..............................         1,513
      100   Lexington Corp. Properties............................         1,125

--------------------------------------------------------------------------------

 78                                     April 30, 2000 (Unaudited)
                        SMALL CAP VALUE FUND - CONTINUED

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            REAL ESTATE INVESTMENT TRUSTS - Continued
      200   LTC Properties, Inc. .................................   $     1,188
      200   Macerich Co. .........................................         4,638
      100   Manufactured Home Communities, Inc. ..................         2,500
      100   MGI Properties, Inc. .................................           231
      100   Mid-America Apartment Communities, Inc. ..............         2,388
      200   National Health Investors, Inc. ......................         2,400
      300   Nationwide Health Properties, Inc. ...................         3,975
      100   Omega Healthcare Investors, Inc. .....................           613
      100   Pacific Gulf Properties, Inc. ........................         2,150
      100   Pan Pacific Retail Properties, Inc. ..................         1,900
      100   Parkway Properties, Inc. .............................         3,000
      100   Pennsylvania Real Estate Investment Trust.............         1,725
      300   Prentiss Properties Trust.............................         7,125
      100   Prime Group Realty Trust..............................         1,481
      300   Prime Retail, Inc. ...................................           488
      200   PS Business Parks, Inc. ..............................         4,450
      200   Realty Income Corp. ..................................         4,363
      300   Reckson Associates Realty Corp. ......................         6,019
      100   Redwood Trust, Inc. ..................................         1,469
      300   Regency Realty Corp. .................................         6,638
      200   RFS Hotel Investors, Inc. ............................         2,425
      100   Saul Centers, Inc. ...................................         1,544
      300 * Security Capital Group, Inc. .........................         4,500
      200   Shurgard Storage Centers, Inc., Class A...............         5,238
      100   Sovran Self Storage, Inc. ............................         2,056
      230   Starwood Financial, Inc. .............................         4,039
      200   Storage USA, Inc. ....................................         5,850
      200   Summit Properties, Inc. ..............................         3,988
      100   Sun Communities, Inc. ................................         3,313
      300   Taubman Centers, Inc. ................................         3,581
      200   Thornburg Mortgage, Inc. .............................         1,750
      100   U.S. Restaurant Properties, Inc. .....................         1,269
      800   United Dominion Realty Trust, Inc. ...................         8,000
      100   Urban Shopping Centers, Inc. .........................         3,225
      200   Weingarten Realty Investors...........................         8,100
      200 * Wellsford Real Properties, Inc. ......................         1,775
      100   Western Properties Trust..............................         1,131
      200   Westfield America, Inc. ..............................         2,738
                                                                     -----------
                                                                         469,578
                                                                     -----------

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            RESTAURANTS - 1.51%
      300 * Advantica Restaurant Corp. ...........................   $       413
    1,950   Applebees International, Inc. ........................        71,053
      100   Avado Brands, Inc. ...................................           200
      300   Bob Evans Farms, Inc. ................................         3,919
      400 * Buffets, Inc. ........................................         3,925
      400   CBRL Group, Inc. .....................................         5,550
      100   CKE Restaurants, Inc. ................................           369
      200   Landry's Seafood Restaurants, Inc. ...................         1,725
      300   Lone Star Steakhouse & Saloon, Inc. ..................         3,544
      200   Luby's, Inc. .........................................         1,800
      300 * Ryan's Family Steak Houses, Inc. .....................         2,934
                                                                     -----------
                                                                          95,432
                                                                     -----------
            RETIREMENT/AGED CARE - 0.00%
      100 * Assisted Living Concepts, Inc. .......................           113
                                                                     -----------
            SAVINGS & LOAN - 1.06%
      100   Alliance Bancorp......................................         1,656
      100   Andover Bancorp.......................................         2,731
      154   Bay View Capital Corp. ...............................         1,107
      100   Brookline Bancorp, Inc. ..............................           944
      600   Capitol Federal Financial.............................         5,850
      200   CFS Bancorp, Inc. ....................................         1,763
      297   Charter One Financial, Inc. ..........................         6,033
      100   Dime Community Bancshares.............................         1,731
      100   Downey Financial Corp. ...............................         2,988
      105   F&M Bank Corp. .......................................         2,126
      100   First Financial Holdings, Inc. .......................         1,363
      100   First Indiana Corp. ..................................         1,863
      300   First Sentinel Bancorp, Inc. .........................         2,250
      100   First Washington Bancorp, Inc. .......................         1,500
      200 * FirstFed Financial Corp. .............................         2,500
      100   Hudson River Bankcorp. ...............................           989
      200 * Local Financial Corp. ................................         1,613
      200   MAF Bancorp, Inc. ....................................         3,750
      100   Northwest Bancorp, Inc. ..............................           725
      100   OceanFirst Financial Corp. ...........................         1,600
      221   Provident Bankshares Corp. ...........................         3,294
      100   Queens County Bancorp, Inc. ..........................         2,031
      200   Seacoast Financial Services Co. ......................         1,875
      100   St. Francis Capital Corp. ............................         1,419
      300   Staten Island Bancorp, Inc. ..........................         5,156
      200   United Community Financial Co. .......................         1,125
      400   Washington Federal, Inc. .............................         6,975
                                                                     -----------
                                                                          66,957
                                                                     -----------

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            SECURITIES RELATED - 1.31%
      100   Dain Rauscher Corp. ..................................   $     6,194
      200   Enhance Financial Services Group, Inc. ...............         2,025
      850   Investors Financial Services Corp. ...................        69,381
      100   Liberty Financial Companies, Inc. ....................         1,875
      100   Morgan Keegan, Inc. ..................................         1,594
      100   Raymond James Financial, Inc. ........................         2,013
                                                                     -----------
                                                                          83,082
                                                                     -----------
            SEMICONDUCTOR EQUIPMENT - 1.01%
      900 * ATMI, Inc. ...........................................        34,650
      100 * Brooks Automation, Inc. ..............................         8,969
      300 * LAM Research Corp. ...................................        13,763
      100 * Varian Semiconductor Equipment Associates, Inc. ......         6,725
                                                                     -----------
                                                                          64,107
                                                                     -----------
            SEMICONDUCTORS - 3.03%
    1,900 * Actel Corp. ..........................................        69,944
      200 * Alliance Semiconductor Corp. .........................         4,075
       33   Avnet, Inc. ..........................................         2,595
      500 * Cirrus Logic, Inc. ...................................         8,188
      200   Cohu, Inc. ...........................................         7,613
      400 * Cypress Semiconductor Corp. ..........................        20,775
      100 * Electroglas, Inc. ....................................         3,875
      200 * ESS Technology, Inc. .................................         2,600
      150 * Exar Corp. ...........................................        12,026
      100 * FSI International, Inc. ..............................         1,494
      600 * Integrated Device Technology, Inc. ...................        28,838
      200 * International Rectifier Corp. ........................         9,825
      200 * MRV Communications, Inc. .............................        13,788
      200 * Silicon Valley Group Inc. ............................         5,700
                                                                     -----------
                                                                         191,336
                                                                     -----------
            TELECOMMUNICATIONS - 1.79%
      500 * Andrew Corp. .........................................        14,719
      100 * Anicom, Inc. .........................................           475
      100 * Aspect Communications, Inc. ..........................         3,550
      200   CT Communication, Inc. ...............................         6,050
      300 * General Communication, Inc. ..........................         1,500
      500 * Glenayre Technologies, Inc. ..........................         6,594
    1,500 * L-3 Communications Holdings, Inc. ....................        79,875
      100 * Paging Network, Inc. .................................           169
      100 * PTEK Holdings, Inc. ..................................           506
                                                                     -----------
                                                                         113,438
                                                                     -----------

--------------------------------------------------------------------------------

 April 30, 2000 (Unaudited)                                     79
                        SMALL CAP VALUE FUND - CONTINUED

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            TEXTILE - PRODUCTS - 1.33%
      400 * Burlington Industries, Inc. ..........................   $     1,750
      100 * Dan River, Inc., Class A..............................           569
      100   Guilford Mills, Inc. .................................           825
      100 * Lydall, Inc. .........................................           888
      100 * Pillowtex Corp. ......................................           525
      200   Russell Corp. ........................................         3,925
      100   Springs Industries, Inc., Class A.....................         4,106
      400 * Unifi, Inc. ..........................................         4,075
    3,150   Wellman, Inc. ........................................        67,331
                                                                     -----------
                                                                          83,994
                                                                     -----------
            TOBACCO - 0.12%
      105   Brooke Group, Ltd. ...................................         1,457
      300   DIMON, Inc. ..........................................           713
      100 * General Cigar Holdings, Inc. .........................         1,525
      200   Universal Corp. ......................................         3,775
                                                                     -----------
                                                                           7,470
                                                                     -----------
            TRUCKERS - 1.54%
      100 * American Freightways Corp. ...........................         1,863
      200   Arnold Industries, Inc. ..............................         2,338
      200 * Consolidated Freightways Corp. .......................         1,250
      100 * Heartland Express, Inc. ..............................         1,688
      100 * Hub Group, Inc., Class A..............................         1,200
      100 * M.S. Carriers, Inc. ..................................         2,375
      100   Roadway Express, Inc. ................................         2,350
      400   Rollins Truck Leasing Corp. ..........................         3,975
      200   USFreightways Corp. ..................................         9,325
    3,350   Werner Enterprises, Inc. .............................        62,813
      100 * Xtra Corp. ...........................................         4,700
      200 * Yellow Corp. .........................................         3,813
                                                                     -----------
                                                                          97,690
                                                                     -----------
            TRUCKING & LEASING - 0.01%
      100 * U S Xpress Enterprises, Inc., Class A.................           838
                                                                     -----------
            UTILITIES - COMMUNICATION - 0.02%
      100   PXRE Corp. ...........................................         1,488
                                                                     -----------
            UTILITIES - ELECTRIC - 2.16%
      100   Black Hills Corp. ....................................         2,294
      200   Cleco Corp. ..........................................         6,888
      500 * El Paso Electric Co. .................................         5,531
      100   Empire District Electric Co. .........................         2,156
      182   Energy East Corp. ....................................         3,799

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            UTILITIES - ELECTRIC - Continued
      200   Hawaiian Electric Industries, Inc. ...................   $     7,400
      300   Idacorp, Inc. ........................................        11,063
      100   Madison Gas & Electric Co. ...........................         1,813
    1,950   Northwestern Corp. ...................................        44,850
       67   Nstar.................................................         2,952
      200   Otter Tail Power Co. .................................         5,200
      300   Public Service Co. of New Mexico......................         5,400
      200   RGS Energy Group, Inc. ...............................         4,700
      242   Scana Corp. ..........................................         6,262
      588   Sierra Pacific Resources Corp. .......................         8,894
      300   UniSource Energy Corp. ...............................         4,875
      100   United Illuminating Co. ..............................         4,600
      300   Washington Gas Light Co. .............................         7,688
                                                                     -----------
                                                                         136,365
                                                                     -----------
            UTILITIES - GAS, DISTRIBUTION - 0.76%
      400   AGL Resources, Inc. ..................................         7,000
      100   Connecticut Natural Gas Corp. ........................         3,856
      200   Energen Corp. ........................................         3,663
      400 * National-Oilwell, Inc. ...............................         9,575
      200   Northwest Natural Gas Co. ............................         4,400
      100   NUI Corp. ............................................         2,675
      200   Piedmont Natural Gas Co., Inc. .......................         5,650
      200   Southwestern Energy Co. ..............................         1,700
      466   Vectren Corp. ........................................         9,378
                                                                     -----------
                                                                          47,897
                                                                     -----------
            UTILITIES - GAS, PIPELINE - 1.08%
    1,350   Equitable Resources, Inc. ............................        62,606
      200   ONEOK, Inc. ..........................................         5,050
                                                                     -----------
                                                                          67,656
                                                                     -----------
            UTILITIES - MISCELLANEOUS - 1.31%
      100   CH Energy Group, Inc. ................................         3,294
      151 * Encompass Services Corp. .............................         1,048
    3,200   MDU Resources Group, Inc. ............................        69,800
      300   Walter Industries, Inc. ..............................         3,206
      200   WPS Resources Corp. ..................................         5,975
                                                                     -----------
                                                                          83,323
                                                                     -----------
            WATER SERVICES - 0.40%
      100   American States Water Co. ............................         3,013
      100   California Water Service Group........................         2,331
      100   E'Town Corp. .........................................         6,519

  NUMBER                                                              MARKET
 OF SHARES                                                             VALUE

-------------------------------------------------------------------------------
           WATER SERVICES - Continued
      300  Philadelphia Suburban Corp. ..........................   $     7,200
      200  United Water Resources, Inc. .........................         6,950
                                                                    -----------
                                                                         26,013
                                                                    -----------
           TOTAL COMMON STOCK
           (Cost $5,736,563).....................................     6,003,631
                                                                    -----------
           PREFERRED STOCK - 0.00%
           APPLIANCES/FURNISHINGS - 0.00%
      100  O'Sullivan Industries Holdings, Inc. .................            56
                                                                    -----------
           TOTAL PREFERRED STOCK
           (Cost $90)............................................            56
                                                                    -----------
    PAR
   VALUE
 ---------
           UNITED STATES GOVERNMENT -
           SHORT-TERM - 0.79%

           U. S. TREASURY BILLS - 0.79%
 $ 50,000  United States Treasury Bills, 5.60% due 05/25/00......        49,813
                                                                    -----------
           UNITED STATES GOVERNMENT -
           SHORT-TERM
           (Cost $49,813)........................................        49,813
                                                                    -----------
           CORPORATE SHORT-TERM -
           REPURCHASE AGREEMENT - 2.47%

           BANKS - OTHER - 2.47%
  156,000  State Street Bank Repurchase Agreement, 5.62%, dated
           04/28/00, to be repurchased at $156,073 on 05/01/00,
           collateralized by U.S. Treasury Bonds, 8.00%,
           11/15/21, with a par value of $135,000 (Cost
           $156,000).............................................       156,000
                                                                    -----------
           TOTAL CORPORATE SHORT-TERM -
           REPURCHASE AGREEMENT
           (Cost $156,000).......................................       156,000
                                                                    -----------
           TOTAL INVESTMENTS
           (Cost $5,942,466) - 98.18%............................   $ 6,209,500
                                                                    -----------
           *Non-income producing

--------------------------------------------------------------------------------

 80                                     April 30, 2000 (Unaudited)
                        SMALL CAP VALUE FUND - CONTINUED

---------------------------------------------------------------------------


 STATEMENT OF ASSETS AND LIABILITIES:
 ASSETS:
 Investments, at market (Cost $5,942,466)..................  $ 6,209,500
 Receivables for:
  Investments sold.........................................       65,372
  Fund shares sold.........................................          347
  Dividends and interest...................................        3,812
 Other assets..............................................      102,983
                                                             -----------
 TOTAL ASSETS..............................................    6,382,014
                                                             -----------

 LIABILITIES:
 Payable for:
  Investments purchased....................................        6,762
  Fund shares redeemed.....................................        2,589
 Payable to affiliates:
  Administrative service fees for Class I..................        4,662
  Advisory fees............................................        9,076
  Distribution fees for Class A & B........................          348
  Other....................................................       34,014
 Accrued expenses and other liabilities....................           18
                                                             -----------
 TOTAL LIABILITIES.........................................       57,469
                                                             -----------
 NET ASSETS................................................  $ 6,324,545
                                                             -----------

---------------------------------------------------------------------------
 NET ASSETS REPRESENTED BY:
 Shares of beneficial interest, $.01 par value per share,
 unlimited shares authorized; 618,269 shares outstanding...  $     6,183
 Additional paid in capital................................    5,986,500
 Undistributed net realized gain on securities.............       64,614
 Undistributed net investment income.......................          214
 Unrealized depreciation of securities.....................      267,034
                                                             -----------
 NET ASSETS APPLICABLE
 TO SHARES OUTSTANDING.....................................  $ 6,324,545
                                                             -----------

SEE NOTES TO FINANCIAL STATEMENTS.



---------------------------------------------------------------------------
 COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
 Net asset value and redemption price per Class A
 share ($1,393,874 divided by 135,931 shares)..............  $10.25
                                                             ------
 Offering price per Class A share (100/94.25 of $10.25)*...  $10.88
                                                             ------
 Net asset value and offering price per Class B share
 ($2,471,415 divided by 242,360 shares)**..................  $10.20
                                                             ------
 Net asset value, offering price and redemption price per
 Class I share ($1,278,105 divided by 124,825 shares)......  $10.24
                                                             ------
 Net asset value, offering price and redemption price per
 Class II share ($1,181,151 divided by 115,153 shares).....  $10.26
                                                             ------
 * Offering price includes sales charge of 5.75%. The sales
   charge is reduced for purchases of $25,000 and over.
 ** Redemption price per share is equal to the net asset
    value less any applicable contingent deferred sales charges.

--------------------------------------------------------------------------------

                                                                81
                  SMALL CAP VALUE FUND (Unaudited) - CONTINUED
STATEMENT OF OPERATIONS
For the Six Months Ended April 30, 2000

INVESTMENT INCOME:
Dividends............................................................. $ 56,472
Interest..............................................................   31,913
                                                                       --------
 Total investment income..............................................   88,385
                                                                       --------
EXPENSES:
Advisory fees.........................................................   26,173
Transfer agent fees...................................................   11,363
Custodian fees........................................................    4,182
Distribution fees:
 Class A..............................................................    1,910
 Class B..............................................................   14,023
Administrative service fee, Class I...................................    1,704
Registration and filing fees..........................................   17,242
Audit fees and tax services...........................................    1,279
Accounting services...................................................    1,047
Trustees' fees and expenses...........................................    1,040
Report to shareholders................................................    1,567
Miscellaneous.........................................................    2,317
                                                                       --------
 Total expenses.......................................................   83,847
 Expense reimbursement (see Note 3)...................................  (33,544)
                                                                       --------
 Net expenses.........................................................   50,303
                                                                       --------
NET INVESTMENT INCOME.................................................   38,082
                                                                       --------

REALIZED AND UNREALIZED GAIN ON SECURITIES:
Net realized gain on securities:
 Investments................................................. $193,781
 Futures contracts...........................................   25,665  219,446
                                                              --------
Net unrealized appreciation of securities during the period...........  535,716
                                                                       --------
  Net realized and unrealized gain on securities during the period....  755,162
                                                                       --------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS...................... $793,244
                                                                       --------

STATEMENT OF CHANGES IN NET ASSETS

                                                For the Six       For the
                                                Months Ended     Year Ended
                                               April 30, 2000 October 31, 1999
                                               -------------------------------
OPERATIONS:
Net investment income......................... $   38,082        $   56,036
Net realized gain (loss) on securities........    219,446          (154,832)
Net unrealized appreciation (depreciation) of
securities
during the period.............................    535,716          (268,682)
                                               -------------------------------
 Increase (decrease) in net assets resulting
 from operations..............................    793,244          (367,478)
                                               -------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
 Class A......................................    (10,058)          (14,575)
 Class B......................................     (8,216)           (6,591)
 Class I......................................     (9,833)          (15,287)
 Class II.....................................    (10,831)          (18,513)
                                               -------------------------------
  Total distributions to shareholders
  from net investment income..................    (38,938)          (54,966)
                                               -------------------------------
Net realized gain on securities
 Class A......................................          -                 -
 Class B......................................          -                 -
 Class I......................................          -                 -
 Class II.....................................          -                 -
                                               -------------------------------
  Total distributions to shareholders
  from net realized gain on securities........          -                 -
                                               -------------------------------
Decrease in net assets resulting from
distributions to shareholders.................    (38,938)          (54,966)
                                               -------------------------------
SHARE TRANSACTIONS:
Net increase (decrease) in net assets
resulting from share transactions
 Class A......................................   (141,546)        1,469,347
 Class B......................................   (131,945)        2,427,311
 Class I......................................   (102,099)        1,328,381
 Class II.....................................   (182,779)        1,322,163
                                               -------------------------------
Total increase (decrease) in net assets
resulting
from share transactions.......................   (558,369)        6,547,202
                                               -------------------------------
TOTAL INCREASE IN NET ASSETS..................    195,937         6,124,758

NET ASSETS:
 Beginning of year............................  6,128,608             3,850
                                               -------------------------------
 End of period (including undistributed net
 investment income of $214 and $1,070)........ $6,324,545        $6,128,608
                                               -------------------------------

--------------------------------------------------------------------------------

                                              Class A                                   Class B
 CHANGE IN SHARES OUTSTANDING  ----------------------------------------  -----------------------------------------
                                  For the Six            For the             For the Six            For the
                                  Months Ended          Year Ended          Months Ended           Year Ended
                                 April 30, 2000      October 31, 1999      April 30, 2000       October 31, 1999
                               -------------------  -------------------  --------------------  -------------------
                               Shares     Amount    Shares     Amount     Shares     Amount    Shares     Amount
                               -------------------  -------------------  --------------------  -------------------
 Shares
 sold........                   31,324  $  302,017  150,303  $1,492,009   132,897  $1,283,071  250,399  $2,451,800
 Shares
 issued for
 distributions
 reinvested..                    1,027      10,122    1,506      14,574       833       8,200      692       6,580
 Shares
 repurchased..                 (44,249)   (453,685)  (4,077)    (37,236) (139,355) (1,423,216)  (3,202)    (31,069)
                               -------------------  -------------------  --------------------  -------------------
 Increase
 (decrease)
 in shares
 outstanding..                 (11,898)   (141,546) 147,732   1,469,347    (5,625)   (131,945) 247,889   2,427,311
 Shares
 outstanding:
 Beginning of
 period......                  147,829   1,470,310       97         963   247,985   2,428,274       96         963
                               -------------------  -------------------  --------------------  -------------------
 End of
 period......                  135,931  $1,328,764  147,829  $1,470,310   242,360  $2,296,329  247,985  $2,428,274
                               -------------------  -------------------  --------------------  -------------------
                                              Class I                                  Class II
 CHANGE IN SHARES OUTSTANDING  ----------------------------------------- ---------------------------------------
                                  For the Six            For the            For the Six            For the
                                  Months Ended          Year Ended          Months Ended          Year Ended
                                 April 30, 2000      October 31, 1999      April 30, 2000      October 31, 1999
                               -------------------- -------------------- -------------------- ------------------
                               Shares     Amount    Shares     Amount    Shares     Amount    Shares    Amount
                               -------------------- -------------------- -------------------- ------------------
 Shares
 sold........                   30,778  $  299,143  132,600  $1,323,961    7,513  $   72,130  130,429 $1,303,651
 Shares
 issued for
 distributions
 reinvested..                      998       9,833    1,577      15,287    1,100      10,831    1,909     18,512
 Shares
 repurchased..                 (40,084)   (411,075)  (1,140)    (10,867) (25,894)   (265,740)       -          -
                               -------------------- -------------------- -------------------- ------------------
 Increase
 (decrease)
 in shares
 outstanding..                  (8,308)   (102,099) 133,037   1,328,381  (17,281)   (182,779) 132,338  1,322,163
 Shares
 outstanding:
 Beginning of
 period......                  133,133   1,329,343       96         962  132,434   1,323,125       96        962
                               -------------------- -------------------- -------------------- ------------------
 End of
 period......                  124,825  $1,227,244  133,133  $1,329,343  115,153  $1,140,346  132,434 $1,323,125
                               -------------------- -------------------- -------------------- ------------------

SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

 82                                     April 30, 2000 (Unaudited)
                           SOCIALLY RESPONSIBLE FUND

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            SCHEDULE OF INVESTMENTS
            COMMON STOCK - 85.16%

            ADVERTISING - 0.47%
       50 * Catalina Marketing Corp. .............................   $     5,062
      100 * Doubleclick, Inc. ....................................         7,588
      150   Interpublic Group Corp. ..............................         6,150
      100   Omnicom Group, Inc. ..................................         9,106
      300 * TMP Worldwide, Inc. ..................................        19,613
                                                                     -----------
                                                                          47,519
                                                                     -----------
            AEROSPACE/DEFENSE - 0.11%
      500 * Howmet International, Inc. ...........................        10,594
                                                                     -----------
            AIRLINES - 0.03%
      100   AMR Corp. ............................................         3,406
                                                                     -----------
            AUTO - CARS - 0.05%
      250   Delphi Automotive Systems Corp. ......................         4,780
                                                                     -----------
            AUTO - REPLACEMENT PARTS - 0.07%
      250   Goodyear Tire & Rubber Co. ...........................         6,906
                                                                     -----------
            BANKS - NEW YORK CITY - 1.92%
      500   Bank of New York Co., Inc. ...........................        20,530
    2,900   Citigroup, Inc. ......................................       172,369
                                                                     -----------
                                                                         192,899
                                                                     -----------
            BANKS - OTHER - 2.11%
    1,600   Bank of America Corp. ................................        78,399
      700   First Union Corp. ....................................        22,313
    1,000   FleetBoston Financial Corp. ..........................        35,438
      250   Mellon Financial Corp. ...............................         8,031
       50   National City Corp. ..................................           850
      150   Providian Financial Corp. ............................        13,209
    1,300   Wells Fargo Co. ......................................        53,381
                                                                     -----------
                                                                         211,621
                                                                     -----------
            BANKS - REGIONAL - 1.94%
      200   AmSouth Bancorporation ...............................         2,912
      850   BankOne Corp. ........................................        25,925
      800   Chase Manhattan Corp. ................................        57,650
      200   Fifth Third Bancorp ..................................        12,625
      700   Firstar Corp. ........................................        17,413
      100   Huntington Bancshares, Inc. ..........................         1,825

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            BANKS - REGIONAL - Continued
      450   PNC Bank Corp. .......................................   $    19,631
       50   SouthTrust Corp. .....................................         1,194
      100   State Street Corp. ...................................         9,688
      450   SunTrust Banks, Inc. .................................        22,838
      350   U.S. Bancorp, Inc. ...................................         7,109
      250   Wachovia Corp. .......................................        15,672
                                                                     -----------
                                                                         194,482
                                                                     -----------
            BEVERAGE - SOFT DRINKS - 1.54%
    2,000   Coca-Cola Co. ........................................        94,125
      250   Coca-Cola Enterprises, Inc. ..........................         5,327
    1,500   PepsiCo, Inc. ........................................        55,031
                                                                     -----------
                                                                         154,483
                                                                     -----------
            BROADCASTING - 1.73%
      550 * CBS Corp. ............................................        32,312
      100 * Clear Channel Communications, Inc. ...................         7,200
      700 * Comcast Corp., Class A ...............................        28,044
      225 * Infinity Broadcasting Corp. ..........................         7,636
      500 * Media One Group, Inc. ................................        37,813
      400   US WEST, Inc. ........................................        28,475
      600 * Viacom, Inc., Class B ................................        32,625
                                                                     -----------
                                                                         174,105
                                                                     -----------
            BUILDING MATERIALS - 0.34%
      300   Lowe's Companies, Inc. ...............................        14,849
      350   Masco Corp. ..........................................         7,853
      200   Sherwin-Williams Co. .................................         4,975
      150   Vulcan Materials Co. .................................         6,572
                                                                     -----------
                                                                          34,249
                                                                     -----------
            CHEMICAL - MAJOR - 0.39%
      400   PPG Industries, Inc. .................................        21,749
      500   Rohm and Haas Co. ....................................        17,813
                                                                     -----------
                                                                          39,562
                                                                     -----------
            CHEMICAL - MISCELLANEOUS - 0.31%
      300   Ecolab, Inc. .........................................        11,718
      200   Lubrizol Corp. .......................................         5,125
      300   Praxair, Inc. ........................................        13,331
      100   W.R. Grace & Co. .....................................         1,300
                                                                     -----------
                                                                          31,474
                                                                     -----------

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            COAL - 0.00%
       86   Arch Coal, Inc. ......................................   $       463
                                                                     -----------
            CONGLOMERATES - 0.65%
      100   ITT Industries, Inc. .................................         3,155
    1,350   Tyco International, Ltd. .............................        62,016
                                                                     -----------
                                                                          65,171
                                                                     -----------
            CONSUMER FINANCE - 0.30%
      150   Capital One Financial Corp. ..........................         6,562
      900   MBNA Corp. ...........................................        23,906
                                                                     -----------
                                                                          30,468
                                                                     -----------
            CONTAINERS - METAL/GLASS - 0.85%
       50   Ball Corp. ...........................................         1,574
      400   Corning, Inc. ........................................        79,000
      150   Crown Cork & Seal Co., Inc. ..........................         2,438
      200 * Owens-Illinois, Inc. .................................         2,700
                                                                     -----------
                                                                          85,712
                                                                     -----------
            CONTAINERS - PAPER - 0.05%
       50   Bemis Co., Inc. ......................................         1,840
       50 * Sealed Air Corp. .....................................         2,781
                                                                     -----------
                                                                           4,621
                                                                     -----------
            COSMETICS/TOILETRIES - 0.38%
      150   Avon Products, Inc. ..................................         6,224
      850   Gillette Co. .........................................        31,450
                                                                     -----------
                                                                          37,674
                                                                     -----------
            DRUGS - 4.76%
      100   Allergan, Inc. .......................................         5,887
    1,250   American Home Products Corp. .........................        70,234
      850 * Amgen, Inc. ..........................................        47,600
    1,850   Bristol Myers Squibb Co. .............................        97,009
      950   Eli Lilly and Co. ....................................        73,447
    1,950   Merck & Co., Inc. ....................................       135,525
    1,200   Schering-Plough Corp. ................................        48,375
                                                                     -----------
                                                                         478,077
                                                                     -----------
            ELECTRONIC EQUIPMENT - 0.63%
      200 * Cabletron Systems, Inc. ..............................         4,574
      550   Emerson Electric Co. .................................        30,181
      312   Molex, Inc. ..........................................        17,141
      100 * Teradyne, Inc. .......................................        11,000
                                                                     -----------
                                                                          62,896
                                                                     -----------

--------------------------------------------------------------------------------

 April 30, 2000 (Unaudited)                                     83
                     SOCIALLY RESPONSIBLE FUND - CONTINUED

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            ELECTRONIC INSTRUMENTS - 0.14%
       50 * Arrow Electronics, Inc. ..............................   $     2,190
      200 * Imation Corp. ........................................         5,613
      150 * Sensormatic Electronics Corp. ........................         2,503
       50 * Vishay Intertechnology, Inc. .........................         4,194
                                                                     -----------
                                                                          14,500
                                                                     -----------
            ENTERTAINMENT - 1.92%
      600   Carnival Corp., Class A ..............................        14,924
      300   Mattel, Inc. .........................................         3,675
       50 * Metro-Goldwyn-Mayer, Inc. ............................         1,500
    1,100   Time Warner, Inc. ....................................        98,931
    1,700   Walt Disney Co. ......................................        73,631
                                                                     -----------
                                                                         192,661
                                                                     -----------
            FINANCE COMPANIES - 0.49%
      750   Associates First Capital Corp. .......................        16,640
      100   Goldman Sachs Group, Inc. ............................         9,325
      550   Household International, Inc. ........................        22,963
                                                                     -----------
                                                                          48,928
                                                                     -----------
            FINANCIAL SERVICES - 0.76%
      450   American Express Co. .................................        67,527
      100 * Convergys Corp. ......................................         4,400
      100   H & R Block, Inc. ....................................         4,181
                                                                     -----------
                                                                          76,108
                                                                     -----------
            FOODS - 1.09%
      300   BestFoods ............................................        15,074
      500   Campbell Soup Co. ....................................        13,000
      900   ConAgra, Inc. ........................................        16,988
      150   General Mills, Inc. ..................................         5,456
       50   H J Heinz Co. ........................................         8,500
      100   Hershey Foods Corp. ..................................         4,538
      450   Kellogg Co. ..........................................        10,997
      100   Nabisco Group Holdings Corp. .........................         1,288
      150   Quaker Oats Co. ......................................         9,778
      250   Ralston Purina Co. ...................................         4,422
      800   Sara Lee Corp. .......................................        12,000
      100   Wm. Wrigley Jr. Co. ..................................         7,238
                                                                     -----------
                                                                         109,279
                                                                     -----------

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            FOOTWEAR - 0.11%
      250   NIKE, Inc., Class B ..................................   $    10,859
                                                                     -----------
            FREIGHT - 0.04%
      100 * FDX Corp. ............................................         3,769
                                                                     -----------
            GOLD MINING - 0.23%
      800   Barrick Gold Corp. ...................................        13,449
    1,000 * Homestake Mining Co. .................................         6,000
      450   Placer Dome, Inc. ....................................         3,656
                                                                     -----------
                                                                          23,105
                                                                     -----------
            GOVERNMENT SPONSORED - 1.03%
      750   Federal Home Loan Mortgage Corp. .....................        34,452
    1,100   Federal National Mortgage Association ................        66,344
      100   SLM Holding Corp. ....................................         3,131
                                                                     -----------
                                                                         103,927
                                                                     -----------
            HARDWARE & TOOLS - 0.04%
      150   Stanley Works ........................................         4,425
                                                                     -----------
            HEALTHCARE - 0.21%
      100   Cardinal Health, Inc. ................................         5,505
       50 * Edwards Lifesciences Corp. ...........................           750
      450   IMS Health, Inc. .....................................         7,678
      100   UnitedHealth Group, Inc. .............................         6,669
                                                                     -----------
                                                                          20,602
                                                                     -----------
            HOSPITAL MANAGEMENT - 0.18%
      500   Columbia/HCA Healthcare Corp. ........................        14,218
      150   Tenet Healthcare Corp. ...............................         3,825
                                                                     -----------
                                                                          18,043
                                                                     -----------
            HOSPITAL SUPPLIES - 2.32%
    1,350   Abbott Laboratories ..................................        51,890
      250   Baxter International, Inc. ...........................        16,281
       50   Becton, Dickinson and Co. ............................         1,281
      200 * Boston Scientific Corp. ..............................         5,300
    1,350   Johnson & Johnson ....................................       111,375
      900   Medtronic, Inc. ......................................        46,744
                                                                     -----------
                                                                         232,871
                                                                     -----------
            HOUSEHOLD PRODUCTS - 1.47%
      150   Clorox Co. ...........................................         5,512
      550   Colgate-Palmolive Co. ................................        31,419

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            HOUSEHOLD PRODUCTS - Continued
      250   Newell Rubbermaid, Inc. ..............................   $     6,297
    1,250   Procter & Gamble Co. .................................        74,531
      650   Unilever NV ..........................................        29,616
                                                                     -----------
                                                                         147,375
                                                                     -----------
            INFORMATION PROCESSING - 0.14%
      200 * Infospace, Inc. ......................................        14,363
                                                                     -----------
            INFORMATION PROCESSING -
            BUSINESS SOFTWARE - 4.29%
       50 * BMC Software, Inc. ...................................         2,341
    3,800 * Microsoft Corp. ......................................       265,050
    2,000 * Oracle Corp. .........................................       159,875
      250 * Peoplesoft, Inc. .....................................         3,484
                                                                     -----------
                                                                         430,750
                                                                     -----------
            INFORMATION PROCESSING -
            COMPUTER HARDWARE - 2.70%
      100 * Adaptec, Inc. ........................................         2,700
      200 * Apple Computer, Inc. .................................        24,813
    1,200   Compaq Computer Corp. ................................        35,100
    1,500 * Dell Computer Corp. ..................................        75,188
      200 * Gateway, Inc. ........................................        11,050
      100 * Lexmark International Group, Inc. ....................        11,800
    1,200 * Sun Microsystems, Inc. ...............................       110,325
                                                                     -----------
                                                                         270,976
                                                                     -----------
            INFORMATION PROCESSING -
            COMPUTER SERVICES - 2.10%
    1,450 * America Online, Inc. .................................        86,728
      450   Automatic Data Processing, Inc. ......................        24,216
      100 * CMGI, Inc. ...........................................         7,125
      100 * Cnet Networks, Inc. ..................................         3,456
       50 * Critical Path, Inc. ..................................         2,906
      242 * Earthlink, Inc. ......................................         4,558
      500   Electronic Data Systems Corp. ........................        34,375
      600   First Data Corp. .....................................        29,213
      250   Paychex, Inc. ........................................        13,156
      100 * Scient Corp. .........................................         5,400
                                                                     -----------
                                                                         211,133
                                                                     -----------
            INFORMATION PROCESSING -
            CONSUMER SOFTWARE - 0.05%
      150 * Intuit, Inc. .........................................         5,391
                                                                     -----------

--------------------------------------------------------------------------------

 84                                     April 30, 2000 (Unaudited)
                     SOCIALLY RESPONSIBLE FUND - CONTINUED

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            INFORMATION PROCESSING -
            DATA SERVICES - 4.62%
       50 * At Home Corp. ........................................   $       931
       50   Autodesk, Inc. .......................................         1,919
      350 * Cendant Corp. ........................................         5,403
      500   Computer Associates International, Inc. ..............        27,906
      200 * Compuware Corp. ......................................         2,513
      100 * CSG Systems International, Inc. ......................         4,613
      550 * EMC Corp. ............................................        76,416
      100   Galileo International, Inc. ..........................         2,313
      750   Hewlett Packard Co. ..................................       101,250
    1,200   International Business Machines.......................       133,950
      200 * Novell, Inc. .........................................         3,925
      400   Pitney Bowes, Inc. ...................................        16,350
      100 * PsiNet, Inc. .........................................         2,319
      350 * Seagate Technology, Inc. .............................        17,784
      300 * Solectron Corp. ......................................        14,044
      200 * Unisys Corp. .........................................         4,638
      350   Xerox Corp. ..........................................         9,253
      300 * Yahoo!, Inc. .........................................        39,075
                                                                     -----------
                                                                         464,602
                                                                     -----------
            INFORMATION PROCESSING -
            NETWORKING - 3.41%
      200 * 3Com Corp. ...........................................         7,888
    4,800 * Cisco Systems, Inc. ..................................       332,775
       50 * Verio, Inc. ..........................................         1,878
                                                                     -----------
                                                                         342,541
                                                                     -----------
            INSURANCE - CASUALTY - 0.11%
      150   Chubb Corp. ..........................................         9,544
       50   St. Paul Companies, Inc. .............................         1,781
                                                                     -----------
                                                                          11,325
                                                                     -----------
            INSURANCE - LIFE - 0.17%
      150   Aetna, Inc. ..........................................         8,681
      100   AXA Financial, Inc. ..................................         3,263
      150   Lincoln National Corp. ...............................         5,222
                                                                     -----------
                                                                          17,166
                                                                     -----------
            INSURANCE - MULTILINE - 2.17%
       50   Aegon N.V. ...........................................         3,619
      250   AFLAC, Inc. ..........................................        12,203
      400   Allstate Corp. .......................................         9,450

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            INSURANCE - MULTILINE - Continued
    1,300   American International Group, Inc. ...................   $   142,594
      150   Aon Corp. ............................................         4,059
      200   CIGNA Corp. ..........................................        15,950
       50 * CNA Financial Corp. ..................................         1,538
      150   Hartford Financial Services Group, Inc. ..............         7,828
      200   Marsh & McLennan Companies, Inc. .....................        19,713
       50   UnumProvident Corp. ..................................           850
                                                                     -----------
                                                                         217,804
                                                                     -----------
            LEISURE TIME - 0.07%
      100   Harley-Davidson, Inc..................................         3,981
       72   Sabre Holdings Corp. .................................         2,516
                                                                     -----------
                                                                           6,497
                                                                     -----------
            MACHINERY - AGRICULTURE - 0.12%
      300   Deere & Co. ..........................................        12,113
                                                                     -----------
            MACHINERY - CONSTRUCTION &
            CONTRACTS - 0.16%
      400   Caterpillar, Inc. ....................................        15,775
                                                                     -----------
            MACHINERY -
            INDUSTRIAL/SPECIALTY - 0.90%
      800   Dover Corp. ..........................................        40,650
      300   Illinois Tool Works, Inc. ............................        19,219
       50   Ingersoll-Rand Co. ...................................         2,347
      200   Pall Corp. ...........................................         4,463
      100   Parker Hannifin Corp. ................................         4,650
      600   Tidewater, Inc. ......................................        17,850
       50   Timken Co. ...........................................           925
                                                                     -----------
                                                                          90,104
                                                                     -----------
            MEDICAL TECHNOLOGY - 0.26%
      150 * Guidant Corp. ........................................         8,606
      300   PE Corp. - PE Biosystems Group........................        18,000
                                                                     -----------
                                                                          26,606
                                                                     -----------
            MERCHANDISE - DRUG - 0.25%
      150   CVS Corp. ............................................         6,525
      650   Walgreen Co. .........................................        18,281
                                                                     -----------
                                                                          24,806
                                                                     -----------

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            MERCHANDISE - SPECIALTY - 1.82%
      150 * Best Buy Co., Inc. ...................................   $    12,113
       50   Circuit City Stores, Inc. ............................         2,941
      300 * Costco Wholesale Corp. ...............................        16,219
      600   Gap, Inc. ............................................        22,050
    1,875   Home Depot, Inc. .....................................       105,117
      100 * Kohls Corp. ..........................................         4,800
       50   Limited, Inc. ........................................         2,259
       50 * Office Depot, Inc. ...................................           528
      250 * Staples, Inc. ........................................         4,766
      150   Tandy Corp. ..........................................         8,550
      100   TJX Companies, Inc. ..................................         1,919
      100 * Toys "R" Us, Inc. ....................................         1,525
                                                                     -----------
                                                                         182,787
                                                                     -----------
            MERCHANDISING - DEPARTMENT - 0.25%
       50 * Federated Department Stores, Inc. ....................         1,700
      350   Target Corp. .........................................        23,297
                                                                     -----------
                                                                          24,997
                                                                     -----------
            MERCHANDISING - FOOD - 0.34%
      150   Albertson's, Inc. ....................................         4,884
      500 * Kroger Co. ...........................................         9,281
      200 * Safeway, Inc. ........................................         8,825
      300   SYSCO Corp. ..........................................        11,288
                                                                     -----------
                                                                          34,278
                                                                     -----------
            MERCHANDISING - MASS - 2.02%
       50   J.C. Penney Co., Inc. ................................           691
       50 * Priceline.com, Inc. ..................................         3,163
      300   Sears Roebuck and Co. ................................        10,988
    3,400   Wal-Mart Stores, Inc. ................................       188,275
                                                                     -----------
                                                                         203,117
                                                                     -----------
            METALS - ALUMINUM - 0.23%
      700   Alcan Aluminium, Ltd. ................................        22,925
                                                                     -----------
            METALS - COPPER - 0.03%
      150   Newmont Mining Corp. .................................         3,516
                                                                     -----------
            METALS - MISCELLANEOUS - 0.05%
      150 * Freeport-McMoRan Copper & Gold,
            Class B...............................................         1,444
      200 * Inco Limited..........................................         3,125
                                                                     -----------
                                                                           4,569
                                                                     -----------

--------------------------------------------------------------------------------

 April 30, 2000 (Unaudited)                                     85
                     SOCIALLY RESPONSIBLE FUND - CONTINUED

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            METALS - STEEL - 0.09%
      200 * Bethlehem Steel Corp. ................................   $     1,075
       50   Carpenter Technology Corp. ...........................         1,003
      200   USX-US Steel Group, Inc. .............................         5,013
      150   Worthington Industries, Inc. .........................         1,856
                                                                     -----------
                                                                           8,947
                                                                     -----------
            MISCELLANEOUS - 0.15%
       50   Avx Corp..............................................         4,872
       50 * Ebay, Inc. ...........................................         7,959
      200   Valhi, Inc. ..........................................         2,225
                                                                     -----------
                                                                          15,056
                                                                     -----------
            NATURAL GAS - DIVERSIFIED - 0.51%
       50   Eastern Enterprises...................................         3,044
      700   El Paso Energy Corp. .................................        29,750
      600   Kinder Morgan, Inc. ..................................        18,188
                                                                     -----------
                                                                          50,982
                                                                     -----------
            OIL - INTEGRATED DOMESTIC - 0.12%
      350   Ashland Oil, Inc. ....................................        11,944
                                                                     -----------
            OIL - SERVICE - PRODUCTS - 0.29%
      150 * Cooper Cameron Corp. .................................        11,250
      350 * Noble Drilling Corp. .................................        13,978
      300 * Varco International, Inc. ............................         3,750
                                                                     -----------
                                                                          28,978
                                                                     -----------
            OIL - SERVICES - 0.95%
      550   Baker Hughes, Inc. ...................................        17,497
      250   ENSCO International, Inc. ............................         8,297
      600   Halliburton Co. ......................................        26,513
      100 * Nabors Industries, Inc. ..............................         3,944
      450 * Rowan Companies, Inc. ................................        12,572
      350   Schlumberger, Ltd. ...................................        26,797
                                                                     -----------
                                                                          95,620
                                                                     -----------
            OIL/GAS PRODUCERS - 0.60%
       50   Diamond Offshore Drilling, Inc. ......................         2,016
    1,100   Helmerich & Payne, Inc. ..............................        34,444
      517   Transocean Sedco Forex, Inc. .........................        24,299
                                                                     -----------
                                                                          60,759
                                                                     -----------

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            PAPER/FOREST PRODUCTS - 0.69%
      250   Avery Dennison Corp. .................................   $    16,406
      200   Fort James Corp. .....................................         4,788
      200   Georgia-Pacific Corp. (Timber Group)..................         4,638
      650   Kimberly-Clark Corp. .................................        37,741
       50   Rayonier, Inc. .......................................         2,347
      100   Willamette Industries, Inc. ..........................         3,819
                                                                     -----------
                                                                          69,739
                                                                     -----------
            POLLUTION CONTROL - 0.01%
       50 * Waste Management, Inc. ...............................           794
                                                                     -----------
            PUBLISHING - NEWS - 0.34%
      100   Dow Jones & Co., Inc. ................................         6,488
      300   Gannett Co., Inc. ....................................        19,163
      150   New York Times Co., Class A...........................         6,178
       50   Tribune Co. ..........................................         1,944
                                                                     -----------
                                                                          33,773
                                                                     -----------
            PUBLISHING/PRINTING - 0.34%
      800   Dun & Bradstreet Corp. ...............................        24,100
      200   McGraw-Hill, Inc. ....................................        10,500
                                                                     -----------
                                                                          34,600
                                                                     -----------
            RAILROAD - 0.61%
      850   Burlington Northern Santa Fe Corp. ...................        20,506
      350   CSX Corp. ............................................         7,328
      100   Kansas City Southern Industries, Inc. ................         7,188
      400   Norfolk Southern Corp. ...............................         7,050
      450   Union Pacific Corp. ..................................        18,956
                                                                     -----------
                                                                          61,028
                                                                     -----------
            REAL ESTATE INVESTMENT
            TRUSTS - 0.06%
      100   Equity Residential Properties.........................         4,550
       50   Public Storage, Inc. .................................         1,119
                                                                     -----------
                                                                           5,669
                                                                     -----------
            RESTAURANTS - 0.49%
    1,300   McDonald's Corp. .....................................        49,563
                                                                     -----------
            SAVINGS & LOAN - 0.11%
      450   Washington Mutual, Inc. ..............................        11,503
                                                                     -----------

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            SECURITIES RELATED - 4.78%
      500   Charles Schwab Corp. .................................   $    22,250
      100   Franklin Resources, Inc. .............................         3,225
      200   J. P. Morgan & Co., Inc. .............................        25,675
       50   Lehman Brothers Holdings, Inc. .......................         4,103
      350   Merrill Lynch & Co., Inc. ............................        35,678
    1,000   Morgan Stanley Dean Witter & Co. .....................        76,750
    2,150   Standard & Poor's Depositary Receipts.................       312,691
                                                                     -----------
                                                                         480,372
                                                                     -----------
            SEMICONDUCTOR EQUIPMENT - 0.96%
      700 * Applied Materials, Inc. ..............................        71,269
      200 * KLA-Tencor Corp. .....................................        14,975
      150 * Novellus Systems, Inc. ...............................        10,003
                                                                     -----------
                                                                          96,247
                                                                     -----------
            SEMICONDUCTORS - 6.32%
      200 * Advanced Micro Devices, Inc. .........................        17,550
      300 * Analog Devices, Inc. .................................        23,044
      100 * Cirrus Logic, Inc. ...................................         1,638
       83 * Energizer Holdings, Inc. .............................         1,416
       50 * Integrated Device Technology, Inc. ...................         2,403
    2,200   Intel Corp. ..........................................       278,988
      200 * LSI Logic Corp. ......................................        12,500
      200 * Micron Technology, Inc. ..............................        27,850
      915   Motorola, Inc. .......................................       108,942
      200 * National Semiconductor Corp. .........................        12,150
      250   Rockwell International Corp. .........................         9,844
      850   Texas Instruments, Inc. ..............................       138,444
                                                                     -----------
                                                                         634,769
                                                                     -----------
            TELECOMMUNICATIONS - 5.91%
      100   ADC Communications, Inc. .............................         6,075
      200   ALLTEL Corp. .........................................        13,325
    2,600   AT&T Corp. ...........................................       121,388
      450 * Global Crossing, Ltd. ................................        14,175
      100 * Level 3 Communications, Inc. .........................         8,900
    2,300   Lucent Technologies, Inc. ............................       143,031
    2,125 * MCI Worldcom, Inc. ...................................        96,555
      200 * Nextel Communications, Inc., Class A..................        21,888
      950   Nortel Networks Corp. ................................       107,588

--------------------------------------------------------------------------------

 86                                     April 30, 2000 (Unaudited)
                     SOCIALLY RESPONSIBLE FUND - CONTINUED

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            TELECOMMUNICATIONS - Continued
      400 * QUALCOMM, Inc. .......................................   $    43,375
      100   Scientific-Atlanta, Inc. .............................         6,506
      200 * Tellabs, Inc. ........................................        10,963
                                                                     -----------
                                                                         593,769
                                                                     -----------
            TEXTILE - PRODUCTS - 0.56%
    2,000   V. F. Corp. ..........................................        56,500
                                                                     -----------
            UTILITIES - COMMUNICATION - 3.80%
    1,200   Bell Atlantic Corp. ..................................        71,100
    1,700   BellSouth Corp. ......................................        82,769
      800   GTE Corp. ............................................        54,200
    2,650   SBC Communications, Inc. .............................       116,103
      750   Sprint Corp. FON Group................................        46,125
      200 * Sprint Corp. PCS Group................................        11,000
                                                                     -----------
                                                                         381,297
                                                                     -----------
            UTILITIES - ELECTRIC - 0.73%
       61   DPL, Inc. ............................................         1,418
      150   Idacorp, Inc. ........................................         5,531
      550   New Century Energies, Inc. ...........................        17,944
      650   OGE Energy Corp. .....................................        12,878
      550   Potomac Electric Power Co. ...........................        12,891
      400   Puget Sound Energy, Inc. .............................         9,500
      400   Scottish Power, Plc. - ADR............................        12,775
                                                                     -----------
                                                                          72,937
                                                                     -----------
            UTILITIES - GAS, DISTRIBUTION - 1.14%
    2,700   AGL Resources, Inc. ..................................        47,250
      300   MCN Energy Group, Inc. ...............................         7,481
      800   National Fuel Gas Co. ................................        37,950
    1,100   Vectren Corp. ........................................        22,138
                                                                     -----------
                                                                         114,819
                                                                     -----------
            UTILITIES - GAS, PIPELINE - 0.68%
    1,150   ONEOK, Inc. ..........................................        29,038
    1,300   Peoples Energy Corp. .................................        40,381
                                                                     -----------
                                                                          69,419
                                                                     -----------
            TOTAL COMMON STOCK
            (Cost $7,434,640).....................................     8,554,839
                                                                     -----------

    PAR                                                               MARKET
   VALUE                                                               VALUE

-------------------------------------------------------------------------------
            CORPORATE SHORT-TERM -
            REPURCHASE AGREEMENT - 14.28%

 $1,435,000 BANKS - OTHER - 14.28%
            State Street Bank Repurchase Agreement, 5.62%, dated
            04/28/00, to be repurchased at $1,435,672 on
            05/01/00, collateralized by U.S. Treasury Bonds,
            8.00%, 11/15/21, with a par value of $1,200,000
            (Cost $1,435,000)....................................   $ 1,435,000
                                                                    -----------
            TOTAL CORPORATE SHORT-TERM -
            REPURCHASE AGREEMENT
            (Cost $1,435,000)....................................     1,435,000
                                                                    -----------
            UNITED STATES GOVERNMENT -
            SHORT-TERM - 0.99%

            U. S. TREASURY BILLS - 0.99%
    100,000 United States Treasury Bills,
             5.55% due 06/08/00..................................        99,413
                                                                    -----------
            UNITED STATES GOVERNMENT -
            SHORT-TERM
            (Cost $99,413).......................................        99,413
                                                                    -----------
            TOTAL INVESTMENTS
            (Cost $8,969,053) - 100.43%..........................   $10,089,252
                                                                    -----------
            *Non-income producing

                                                                    UNREALIZED
 CONTRACTS                                                         APPRECIATION

--------------------------------------------------------------------------------
           FUTURES CONTRACTS PURCHASED(1)
           (Delivery month/Value at 04/30/00)
  4(2)      S&P 500 Index Futures
            (June/$1,460.00)....................................   $       5,250
                                                                   -------------

----
(1) U.S. Treasury Bills with a market value of approximately $100,000 were maintained in a segregated account with a portion placed as collateral for futures contracts.
(2)   Per 250.

-------------------------------------------------------------------------------

 April 30, 2000 (Unaudited)                                     87
                     SOCIALLY RESPONSIBLE FUND - CONTINUED



-------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
ASSETS:
Investments, at market (Cost $8,969,053)........................... $10,089,252
Receivables for:
 Fund shares sold..................................................      19,097
 Dividends and interest............................................       7,779
Other assets.......................................................      13,288
                                                                    -----------
TOTAL ASSETS.......................................................  10,129,416
                                                                    -----------

LIABILITIES:
Payable for fund shares redeemed...................................       3,407
Payable to affiliates:
 Administrative service fees for Class I...........................       6,549
 Advisory fees.....................................................       3,981
 Distribution fees for Class A & B.................................       3,349
 Other.............................................................      42,530
Accrued expenses and other liabilities.............................      23,694
                                                                    -----------
TOTAL LIABILITIES..................................................      83,510
                                                                    -----------
NET ASSETS......................................................... $10,045,906
                                                                    -----------

--------------------------------------------------------------------------------

NET ASSETS REPRESENTED BY:
Shares of beneficial interest, $.01 par value per share,
unlimited shares authorized,
823,952 shares outstanding......................................... $     8,240
Additional paid in capital.........................................   8,914,625
Accumulated net realized loss on securities........................      (3,505)
Undistributed net investment income................................       1,097
Unrealized appreciation of:
 Investments............................................ $1,120,199
 Futures contracts......................................      5,250   1,125,449
                                                         ---------- -----------
NET ASSETS APPLICABLE
TO SHARES OUTSTANDING.............................................. $10,045,906
                                                                    -----------

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

COMPUTATION OF NET ASSET VALUE
AND OFFERING PRICE:
Net asset value and redemption price per Class A
share ($1,817,781 divided by 149,039 shares)........................... $12.20
                                                                        ------
Offering price per Class A share
(100/94.25 of $12.20)*................................................. $12.94
                                                                        ------
Net asset value and offering price per Class B
share ($3,622,078 divided by 297,552 shares)**......................... $12.17
                                                                        ------
Net asset value, offering price and redemption
price per Class I share ($2,992,376 divided by
245,052 shares)........................................................ $12.21
                                                                        ------
Net asset value, offering price and redemption
price per Class II share ($1,613,671 divided by
132,309 shares)........................................................ $12.20
                                                                        ------
* Offering price includes sales charge of 5.75%.
  The sales charge is reduced for purchases
  of $25,000 and over.
** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

--------------------------------------------------------------------------------

 88
               SOCIALLY RESPONSIBLE FUND (Unaudited) - CONTINUED
STATEMENT OF OPERATIONS
For the Six Months Ended April 30, 2000

INVESTMENT INCOME:
Dividends......................................................  $ 49,566
Interest.......................................................    19,951
                                                                 --------
 Total investment income.......................................    69,517
                                                                 --------
EXPENSES:
Advisory fees..................................................    11,266
Transfer agent fees............................................    14,019
Custodian fees.................................................     5,360
Distribution fees:
 Class A.......................................................     2,203
 Class B.......................................................    16,920
Administrative service fee, Class I............................     2,851
Registration and filing fees...................................    17,213
Audit fees and tax services....................................     1,691
Accounting services............................................     1,352
Trustees' fees and expenses....................................     1,317
Report to shareholders.........................................     1,966
Miscellaneous..................................................     2,592
                                                                 --------
 Total expenses................................................    78,750
 Expense reimbursement (see Note 3)............................   (34,297)
                                                                 --------
 Net expenses..................................................    44,453
                                                                 --------
NET INVESTMENT INCOME..........................................    25,064
                                                                 --------

REALIZED AND UNREALIZED GAIN (LOSS) ON SECURITIES:
Net realized loss on securities................................    (3,503)
Net unrealized appreciation during the period:
 Investments.......................................... $356,553
 Future contracts.....................................    5,250   361,803
                                                       --------  --------
  Realized and unrealized gain on securities during the
   period......................................................   358,300
                                                                 --------
INCREASE IN NET ASSETS RESULTING FROM OPERATION................  $383,364
                                                                 --------

STATEMENT OF CHANGES IN NET ASSETS

                                                  For the Six       For the
                                                  Months Ended     Year Ended
                                                 April 30, 2000 October 31, 1999
                                                 -------------------------------
                                                                   (audited)
OPERATIONS:
Net investment income..........................  $    25,064       $   48,228
Net realized gain (loss) on securities.........       (3,503)         348,904
Net unrealized appreciation of securities
 during the period.............................      361,803          763,646
                                                 -------------------------------
 Increase in net assets resulting from
  operations...................................      383,364        1,160,778
                                                 -------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
 Class A.......................................       (5,756)         (12,791)
 Class B.......................................            -           (2,406)
 Class I.......................................      (10,279)         (15,583)
 Class II......................................       (7,932)         (17,934)
                                                 -------------------------------
  Total distributions to shareholders
   from net investment income..................      (23,967)         (48,714)
                                                 -------------------------------
Net realized gain on securities
 Class A.......................................      (68,557)               -
 Class B.......................................     (132,478)               -
 Class I.......................................      (85,308)               -
 Class II......................................      (62,077)               -
                                                 -------------------------------
  Total distributions to shareholders
   from net realized gain on securities........     (348,420)               -
                                                 -------------------------------
Decrease in net assets resulting from
 distributions to shareholders.................     (372,387)         (48,714)
                                                 -------------------------------
SHARE TRANSACTIONS:
Net increase in net assets resulting from share
 transactions
 Class A.......................................      150,004        1,389,173
 Class B.......................................      674,797        2,629,548
 Class I.......................................      898,365        1,839,366
 Class II......................................       70,006        1,266,606
                                                 -------------------------------
Total increase in net assets resulting from
 share transactions............................    1,793,172        7,124,693
                                                 -------------------------------
TOTAL INCREASE IN NET ASSETS...................    1,804,149        8,236,757

NET ASSETS:
 Beginning of year.............................    8,241,757            5,000
                                                 -------------------------------
 End of period (including undistributed net
  investment income of $1,097 and $0)..........  $10,045,906       $8,241,757
                                                 -------------------------------

--------------------------------------------------------------------------------

 CHANGE IN SHARES                 Class A                                 Class B
 OUTSTANDING       --------------------------------------- ----------------------------------------
                      For the Six            For the          For the Six            For the
                      Months Ended          Year Ended        Months Ended          Year Ended
                     April 30, 2000      October 31, 1999   April 30, 2000       October 31, 1999
                   -------------------  ------------------ -------------------  -------------------
                   Shares     Amount    Shares    Amount   Shares     Amount    Shares     Amount
                   -------------------  ------------------ -------------------  -------------------
 Shares sold.....   10,909  $  136,255  135,640 $1,376,465  56,167  $  687,651  242,494  $2,630,795
 Shares issued
 for
 distributions
 reinvested......    6,130      74,311    1,097     12,708  10,839     131,263      206       2,271
 Shares
 repurchased.....   (4,862)    (60,562)       -          - (11,970)   (144,117)    (309)     (3,518)
                   -------------------  ------------------ -------------------  -------------------
 Increase in
 shares
 outstanding.....   12,177     150,004  136,737  1,389,173  55,036     674,797  242,391   2,629,548
 Shares
 outstanding:
 Beginning of
 period..........  136,862   1,390,423      125      1,250 242,516   2,630,798      125       1,250
                   -------------------  ------------------ -------------------  -------------------
 End of period...  149,039  $1,540,427  136,862 $1,390,423 297,552  $3,305,595  242,516  $2,630,798
                   -------------------  ------------------ -------------------  -------------------
 CHANGE IN SHARES                 Class I                                  Class II
 OUTSTANDING       ----------------------------------------- ---------------------------------------
                      For the Six            For the            For the Six            For the
                      Months Ended          Year Ended          Months Ended          Year Ended
                     April 30, 2000      October 31, 1999      April 30, 2000      October 31, 1999
                   -------------------- -------------------- -------------------- ------------------
                   Shares     Amount    Shares     Amount    Shares     Amount    Shares    Amount
                   -------------------- -------------------- -------------------- ------------------
 Shares sold.....  130,624  $1,632,978  179,786  $1,923,909        8  $      100  124,875 $1,248,750
 Shares issued
 for
 distributions
 reinvested......    7,871      95,570    1,401      16,322    5,774      70,006    1,535     17,856
 Shares
 repurchased.....  (66,004)   (830,183)  (8,751)   (100,865)      (8)       (100)       -          -
                   -------------------- -------------------- -------------------- ------------------
 Increase in
 shares
 outstanding.....   72,491     898,365  172,436   1,839,366    5,774      70,006  126,410  1,266,606
 Shares
 outstanding:
 Beginning of
 period..........  172,561   1,840,616      125       1,250  126,535   1,267,856      125      1,250
                   -------------------- -------------------- -------------------- ------------------
 End of period...  245,052  $2,738,981  172,561  $1,840,616  132,309  $1,337,862  126,535 $1,267,856
                   -------------------- -------------------- -------------------- ------------------

SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

 April 30, 2000 (Unaudited)                                      89
                           SCIENCE & TECHNOLOGY FUND

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            SCHEDULE OF INVESTMENTS
            COMMON STOCK - 95.10%

            ADVERTISING - 1.18%
    1,550 * Doubleclick, Inc. ....................................   $   117,606
                                                                     -----------
            AEROSPACE/DEFENSE - 0.91%
    1,700 * SCI Systems, Inc. ....................................        90,525
                                                                     -----------
            ELECTRONIC INSTRUMENTS - 0.99%
    1,400   Flextronics International, Ltd. ......................        98,350
                                                                     -----------
            INFORMATION PROCESSING - 0.60%
      500 * JDS Uniphase Corp. ...................................        51,874
    1,000 * Parametric Technology Corp. ..........................         8,156
                                                                     -----------
                                                                          60,030
                                                                     -----------
            INFORMATION PROCESSING -
            BUSINESS SOFTWARE - 12.84%
    7,000 * BMC Software, Inc. ...................................       327,687
      200 * Broadcom Corp. .......................................        34,475
      350 * Inktomi Corp. ........................................        53,878
      600 * ISS Group, Inc. ......................................        54,263
    1,400 * Microsoft Corp. ......................................        97,650
      500 * Mission Critical Software, Inc. ......................        18,000
      700 * NetIQ Corp. ..........................................        25,725
    6,300 * Oracle Corp. .........................................       503,606
    1,400 * Veritas Software Corp. ...............................       150,172
      500 * Webtrend Corp. .......................................        16,406
                                                                     -----------
                                                                       1,281,862
                                                                     -----------
            INFORMATION PROCESSING -
            COMPUTER HARDWARE - 7.39%
    4,900 * Dell Computer Corp. ..................................       245,612
      300 * E-Tek Dynamics, Inc. .................................        61,425
    1,700 * Electronics for Imaging, Inc. ........................        88,825
      700 * MIPS Technologies, Inc., Class A......................        20,213
    3,500 * Sun Microsystems, Inc. ...............................       321,781
                                                                     -----------
                                                                         737,856
                                                                     -----------

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            INFORMATION PROCESSING -
            COMPUTER SERVICES - 3.53%
      400 * Alteon Websystems, Inc. ..............................   $    27,200
    1,400 * Ariba, Inc. ..........................................       103,863
    1,700 * Commerce One, Inc. ...................................       103,805
    2,500 * USinternetworking, Inc. ..............................        62,188
      400 * VeriSign, Inc. .......................................        55,750
                                                                     -----------
                                                                         352,806
                                                                     -----------
            INFORMATION PROCESSING -
            CONSUMER SOFTWARE - 3.15%
    5,100 * Intuit, Inc. .........................................       183,281
    1,400 * Liberate Technologies, Inc. ..........................        54,774
    1,600 * Realnetworks, Inc. ...................................        76,200
                                                                     -----------
                                                                         314,255
                                                                     -----------
            INFORMATION PROCESSING -
            DATA SERVICES - 6.34%
    2,500 * Electronic Arts, Inc. ................................       151,250
      700 * EMC Corp. ............................................        97,255
      400 * Network Solutions, Inc. ..............................        59,200
    3,500 * Novell, Inc. .........................................        68,688
    3,050 * PsiNet, Inc. .........................................        70,722
    2,800 * Solectron Corp. ......................................       131,075
    1,400 * Xircom, Inc. .........................................        55,213
                                                                     -----------
                                                                         633,403
                                                                     -----------
            INFORMATION PROCESSING -
            NETWORKING - 8.06%
    2,100 * 3Com Corp. ...........................................        82,819
    7,000 * Cisco Systems, Inc. ..................................       485,296
    1,000 * Exodus Communications, Inc. ..........................        88,438
      600   Softbank Corp. .......................................       147,675
                                                                     -----------
                                                                         804,228
                                                                     -----------
            MISCELLANEOUS - 0.59%
    1,400 * Internet Capital Group, Inc. .........................        59,325
                                                                     -----------
            MULTIMEDIA - 0.72%
    1,700 * Synopsys, Inc. .......................................        71,400
                                                                     -----------
            SECURITIES RELATED - 0.75%
    3,500 * E*Trade Group, Inc. ..................................        75,250
                                                                     -----------

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            SEMICONDUCTOR EQUIPMENT - 5.88%
    2,800 * Applied Materials, Inc. ..............................   $   285,075
    2,500 * ASM Lithography Holding NV............................       100,000
    1,700 * Cognex Corp. .........................................        96,688
    1,400 * KLA-Tencor Corp. .....................................       104,825
                                                                     -----------
                                                                         586,588
                                                                     -----------
            SEMICONDUCTORS - 19.97%
    3,500 * Altera Corp. .........................................       357,875
    5,600 * Analog Devices, Inc. .................................       430,150
      700 * Applied Micro Circuits Corp. .........................        90,213
      700 * Conexant Systems, Inc. ...............................        41,913
    5,600 * Maxim Integrated Products, Inc. ......................       362,950
      200 * SDL, Inc. ............................................        39,000
    2,100   Texas Instruments, Inc. ..............................       342,038
    4,500 * Xilinx, Inc. .........................................       329,625
                                                                     -----------
                                                                       1,993,764
                                                                     -----------
            TELECOMMUNICATIONS - 21.29%
    2,100 * CIENA Corp. ..........................................       259,613
    2,000   Colt Telecom Group, Plc. .............................        87,598
    1,400 * Covad Communications Group, Inc. .....................        38,850
    1,700   Ericsson LMTEL Co. - ADR..............................       150,344
    5,250 * MCI Worldcom, Inc. ...................................       238,547
    1,500 * NEXTLINK Communications, Inc. ........................       126,469
    7,000   Nokia Corp. - ADR.....................................       398,125
    2,700   Nortel Networks Corp. ................................       305,775
    1,250 * QUALCOMM, Inc. .......................................       135,547
    1,800 * Rhythms Netconnections, Inc. .........................        37,238
    1,400 * Sanmina Corp. ........................................        84,088
    5,600   Vodafone Airtouch, Plc. - ADR.........................       263,200
                                                                     -----------
                                                                       2,125,394
                                                                     -----------
            UTILITIES - COMMUNICATION - 0.91%
   19,700   Vodafone Group, Plc. .................................        90,476
                                                                     -----------
            TOTAL COMMON STOCK
            (Cost $10,008,379)....................................     9,493,118
                                                                     -----------

--------------------------------------------------------------------------------

 90                                     April 30, 2000 (Unaudited)
                     SCIENCE & TECHNOLOGY FUND - CONTINUED

   PAR                                                                MARKET
  VALUE                                                                VALUE

-------------------------------------------------------------------------------
          CORPORATE SHORT TERM
          REPURCHASE AGREEMENT - 7.34%

          BANKS - OTHER - 7.34%
 $733,000 State Street Bank Repurchase Agreement, 5.62%, dated
          04/28/00, to be repurchased
          at $733,343 on 05/01/00, collateralized by U.S.
          Treasury Bonds, 7.63%, 02/15/07, with a par value of
          $735,000 (Cost $733,000)...............................   $   733,000
                                                                    -----------
          TOTAL CORPORATE SHORT-TERM -
          REPURCHASE AGREEMENT
          (Cost $733,000)........................................       733,000
                                                                    -----------
          TOTAL INVESTMENTS
          (Cost $10,741,379) - 102.44%...........................   $10,226,118
                                                                    -----------



SEE NOTES TO FINANCIAL STATEMENTS.



-------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
ASSETS:
Investments, at market (Cost $10,741,379).......................... $10,226,118
Receivables for:
 Investments sold..................................................   1,215,911
 Fund shares sold..................................................     116,960
 Dividends and interest............................................         444
Other assets.......................................................      60,845
                                                                    -----------
TOTAL ASSETS.......................................................  11,620,278
                                                                    -----------
LIABILITIES:
Payable for:
 Investments purchased.............................................   1,554,693
 Fund shares redeemed..............................................       3,592
Payable to affiliates:
 Advisory fees.....................................................       9,773
 Distribution fees for Class A & B.................................       4,752
 Other.............................................................      33,310
Accrued expenses and other liabilities.............................      31,567
                                                                    -----------
TOTAL LIABILITIES..................................................   1,637,687
                                                                    -----------
NET ASSETS......................................................... $ 9,982,591
                                                                    -----------


--------------------------------------------------------------------------------

NET ASSETS REPRESENTED BY:
Shares of beneficial interest, $.01 par value per share,
unlimited shares authorized, 1,117,205 shares outstanding.......... $    11,172
Additional paid in capital.........................................  10,750,615
Accumulated net realized loss on securities........................    (255,235)
Accumulated net investment loss....................................      (8,700)
Unrealized depreciation of securities..............................    (515,261)
                                                                    -----------
NET ASSETS APPLICABLE TO SHARES OUTSTANDING........................ $ 9,982,591
                                                                    -----------

-------------------------------------------------------------------------------
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Net asset value and redemption price per Class A
share ($2,257,340 divided by 252,480 shares)....................... $      8.94
                                                                    -----------
Offering price per Class A share (100/94.25 of $8.94)*............. $      9.49
                                                                    -----------
Net asset value and offering price per Class B
share ($7,129,128 divided by 798,058 shares)**..................... $      8.93
                                                                    -----------
Net asset value, offering price and redemption price per
Class I share ($596,123 divided by 66,667 shares).................. $      8.94
                                                                    -----------
*  Offering price includes sales charge of 5.75%. The sales charge is reduced for purchases of $25,000 and over.
** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

--------------------------------------------------------------------------------

                                                                           91
               SCIENCE & TECHNOLOGY FUND (Unaudited) - CONTINUED
STATEMENT OF OPERATIONS
From Inception (February 29, 2000) to April 30, 2000

INVESTMENT INCOME:
Dividends..........................................................  $     905
Interest...........................................................     11,702
                                                                     ---------
 Total investment income...........................................     12,607
                                                                     ---------
EXPENSES:
Advisory fees......................................................      9,773
Transfer agent fees................................................      2,783
Custodian fees.....................................................      1,314
Distribution fees:
 Class A...........................................................        773
 Class B...........................................................      6,730
Registration and filing fees.......................................      5,856
Audit fees and tax services........................................        522
Accounting services................................................        326
Report to shareholders.............................................        270
Miscellaneous......................................................        669
                                                                     ---------
 Total expenses....................................................     29,016
 Expense reimbursement (see Note 3)................................     (7,709)
                                                                     ---------
 Net expenses......................................................     21,307
                                                                     ---------
NET INVESTMENT LOSS................................................     (8,700)
                                                                     ---------
REALIZED AND UNREALIZED LOSS ON SECURITIES:
Net realized loss on securities:
 Investments............................................. $(254,347)
 Foreign currency transactions...........................      (888)  (255,235)
                                                          ---------
Net unrealized depreciation of securities during the period........   (515,261)
                                                                     ---------
  Net realized and unrealized loss on securities during the
  period...........................................................   (770,496)
                                                                     ---------
DECREASE IN NET ASSETS RESULTING FROM OPERATIONS...................  $(779,196)
                                                                     ---------

STATEMENT OF CHANGES IN NET ASSETS

                                               From Inception
                                               (February 29,      For the
                                                  2000) to       Year Ended
                                               April 30, 2000 October 31, 1999
                                               -------------------------------
OPERATIONS:
Net investment loss........................... $    (8,700)         $ -
Net realized loss on securities and foreign
currencies....................................    (255,235)           -
Net unrealized depreciation of securities
during the period.............................    (515,261)           -
                                               -------------------------------
 Decrease in net assets resulting from
 operations...................................    (779,196)           -
                                               -------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
 Class A......................................           -            -
 Class B......................................           -            -
 Class I......................................           -
                                               -------------------------------
  Total distributions to shareholders
  from net investment income..................           -            -
                                               -------------------------------
Net realized gain on securities
 Class A......................................           -            -
 Class B......................................           -            -
 Class I......................................           -
                                               -------------------------------
  Total distributions to shareholders
  from net realized gain on securities........           -            -
                                               -------------------------------
Decrease in net assets resulting from
distributions to shareholders.................           -            -
                                               -------------------------------
SHARE TRANSACTIONS:
Net increase in net assets resulting from
share transactions
 Class A......................................   2,497,444            -
 Class B......................................   7,597,677            -
 Class I......................................     666,666            -
                                               -------------------------------
Total increase in net assets resulting from
share transactions............................  10,761,787            -
                                               -------------------------------
TOTAL INCREASE IN NET ASSETS..................   9,982,591            -
NET ASSETS:
 Beginning of year............................           -            -
                                               -------------------------------
 End of period (including accumulated net
 investment loss of $8,700)................... $ 9,982,591          $ -
                                               -------------------------------

--------------------------------------------------------------------------------

 CHANGE IN SHARES              Class A                            Class B                             Class I
 OUTSTANDING       ---------------------------------- ---------------------------------- -----------------------------------
                     From Inception        For the      From Inception        For the    From Inception
                     (February 29,       Year Ended     (February 29,       Year Ended    (February 29,       For the
                         2000)           October 31,        2000)           October 31,     2000) to        Year Ended
                   to April 30, 2000        1999      to April 30, 2000        1999      April 30, 2000  October 31, 1999
                   -------------------  ------------- -------------------  ------------- --------------- --------------------
                   Shares     Amount    Shares Amount Shares     Amount    Shares Amount Shares  Amount   Shares     Amount
                   -------------------  ------------- -------------------  ------------- --------------- --------------------
 Shares sold.....  256,658  $2,534,248     -    $ -   817,200  $7,766,080     -    $ -   66,667 $666,666         -   $      -
 Shares issued
 for
 distributions
 reinvested......        -           -     -      -         -           -     -      -        -        -         -          -
 Shares
 repurchased.....   (4,176)    (36,804)    -      -   (19,142)   (168,403)    -      -        -        -         -          -
                   -------------------  ------------- -------------------  ------------- --------------- --------------------
 Increase in
 shares
 outstanding.....  252,480   2,497,444     -      -   798,058   7,597,677     -      -   66,667  666,666         -          -
 Shares
 outstanding:
 Beginning of
 period..........        -           -     -      -         -           -     -      -        -        -         -          -
                   -------------------  ------------- -------------------  ------------- --------------- --------------------
 End of period...  252,480  $2,497,444     -    $ -   798,058  $7,597,677     -    $ -   66,667 $666,666         -   $      -
                   -------------------  ------------- -------------------  ------------- --------------- --------------------

SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

 92                                     April 30, 2000 (Unaudited)
                                 BALANCED FUND

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            SCHEDULE OF INVESTMENTS
            COMMON STOCK - 62.85%

            AEROSPACE/DEFENSE - 1.83%
    2,900   Lockheed Martin Corp. ................................   $    72,137
    2,000   Raytheon Co., Class B.................................        44,375
    2,200   United Technologies Corp. ............................       136,813
                                                                     -----------
                                                                         253,325
                                                                     -----------
            AIRLINES - 0.14%
      500 * Continental Airlines, Inc., Class B...................        20,000
                                                                     -----------
            APPAREL & PRODUCTS - 0.10%
    1,600 * Tommy Hilfiger Corp. .................................        14,100
                                                                     -----------
            AUTO - CARS - 0.45%
    6,200 * Autonation, Inc. .....................................        56,574
      300   Delphi Automotive Systems Corp. ......................         5,738
                                                                     -----------
                                                                          62,312
                                                                     -----------
            AUTO - ORIGINAL EQUIPMENT - 0.28%
    2,900   Federal-Mogul Corp. ..................................        39,331
                                                                     -----------
            BANKS - NEW YORK CITY - 0.66%
    1,550   Citigroup, Inc. ......................................        92,128
                                                                     -----------
            BANKS - OTHER - 1.34%
    2,800   Bank of America Corp. ................................       137,199
    1,200   Wells Fargo Co. ......................................        49,275
                                                                     -----------
                                                                         186,474
                                                                     -----------
            BANKS - REGIONAL - 0.88%
    4,000   BankOne Corp. ........................................       122,000
                                                                     -----------
            BEVERAGE - SOFT DRINKS - 0.61%
    2,300   PepsiCo, Inc. ........................................        84,381
                                                                     -----------
            BROADCASTING - 2.27%
      900 * Adelphia Communications Corp., Class A................        44,605
    1,500 * Cablevision Systems Corp., Class A....................       101,531
    1,200 * Charter Communications, Inc., Class A.................        17,625
      300   US WEST, Inc. ........................................        21,356
    2,400 * Viacom, Inc., Class B.................................       130,500
                                                                     -----------
                                                                         315,617
                                                                     -----------
            BUILDING MATERIALS - 0.71%
    2,000   Lowe's Companies, Inc. ...............................        99,000
                                                                     -----------

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            CHEMICAL - MISCELLANEOUS - 0.70%
    2,500   Ecolab, Inc. .........................................   $    97,656
                                                                     -----------
            CONGLOMERATES - 1.38%
    1,100   Textron, Inc. ........................................        68,130
    2,700   Tyco International, Ltd. .............................       124,031
                                                                     -----------
                                                                         192,161
                                                                     -----------
            COSMETICS/TOILETRIES - 0.60%
    2,000   Avon Products, Inc. ..................................        83,000
                                                                     -----------
            DRUGS - 4.20%
    5,656   Astrazeneca, Plc. - ADR...............................       238,258
    1,800 * Forest Laboratories, Inc. ............................       151,313
    4,600   Pfizer, Inc. .........................................       193,775
                                                                     -----------
                                                                         583,346
                                                                     -----------
            ELECTRICAL EQUIPMENT - 0.65%
      400 * Sony Corp. ...........................................        90,250
                                                                     -----------
            ELECTRONIC EQUIPMENT - 2.59%
    1,000   Emerson Electric Co. .................................        54,874
      500   General Electric Co. .................................        78,625
    1,700 * Teradyne, Inc. .......................................       187,000
      900   W. W. Grainger, Inc. .................................        39,038
                                                                     -----------
                                                                         359,537
                                                                     -----------
            ENTERTAINMENT - 2.87%
    2,000   Carnival Corp., Class A...............................        49,749
    5,100 * Fox Entertainment Group, Inc. ........................       131,325
    3,500   Hasbro, Inc. .........................................        55,781
    1,800   Time Warner, Inc. ....................................       161,888
                                                                     -----------
                                                                         398,743
                                                                     -----------
            FERTILIZERS - 0.22%
    2,000   IMC Global, Inc. .....................................        30,875
                                                                     -----------
            FINANCE COMPANIES - 1.07%
    2,200   Associates First Capital Corp. .......................        48,812
    2,400   Household International, Inc. ........................       100,200
                                                                     -----------
                                                                         149,012
                                                                     -----------
            FOODS - 2.56%
    3,700   Campbell Soup Co. ....................................        96,200
      700   ConAgra, Inc. ........................................        13,213
    2,100   General Mills, Inc. ..................................        76,388
      800   H J Heinz Co. ........................................        27,200
    5,800   Kellogg Co. ..........................................       141,738
                                                                     -----------
                                                                         354,739
                                                                     -----------

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            FOOTWEAR - 0.44%
    1,400   NIKE, Inc., Class B...................................   $    60,813
                                                                     -----------
            FUNERAL SERVICES - 0.18%
    5,000 * Service Corp. International...........................        25,625
                                                                     -----------
            GOVERNMENT SPONSORED - 0.70%
    3,100   SLM Holding Corp. ....................................        97,069
                                                                     -----------
            HARDWARE & TOOLS - 0.21%
      700   Black & Decker Corp. .................................        29,444
                                                                     -----------
            HEALTHCARE - 0.71%
      700 * PacifiCare Health Systems, Inc., Class A..............        36,006
    4,400 * Quintiles Transnational Corp. ........................        62,975
                                                                     -----------
                                                                          98,981
                                                                     -----------
            HOSPITAL SUPPLIES - 0.93%
    1,800   Becton, Dickinson and Co. ............................        46,125
    1,600   Medtronic, Inc. ......................................        83,100
                                                                     -----------
                                                                         129,225
                                                                     -----------
            HOUSEHOLD PRODUCTS - 0.58%
    2,200   Clorox Co. ...........................................        80,850
                                                                     -----------
            INFORMATION PROCESSING -
            BUSINESS SOFTWARE - 0.35%
    3,500 * Peoplesoft, Inc. .....................................        48,781
                                                                     -----------
            INFORMATION PROCESSING -
            COMPUTER HARDWARE - 1.30%
    3,100   Compaq Computer Corp. ................................        90,675
    1,800 * Dell Computer Corp. ..................................        90,225
                                                                     -----------
                                                                         180,900
                                                                     -----------
            INFORMATION PROCESSING -
            CONSUMER SOFTWARE - 0.06%
      100 * Macromedia, Inc. .....................................         8,700
                                                                     -----------
            INFORMATION PROCESSING - DATA SERVICES - 2.16%
    1,800   Autodesk, Inc. .......................................        69,075
    1,500   Galileo International, Inc. ..........................        34,688
      900   Hewlett Packard Co. ..................................       121,500
      400   International Business Machines.......................        44,650
    2,200 * Policy Management Systems Corp. ......................        29,150
                                                                     -----------
                                                                         299,063
                                                                     -----------

--------------------------------------------------------------------------------

 April 30, 2000 (Unaudited)                                     93
                           BALANCED FUND - CONTINUED

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            INFORMATION PROCESSING -
            NETWORKING - 0.81%
      800 * Cisco Systems, Inc. ..................................   $    55,463
      300 * PMC-Sierra, Inc. .....................................        57,563
                                                                     -----------
                                                                         113,026
                                                                     -----------
            INSURANCE - LIFE - 0.58%
    1,200   Jefferson-Pilot Corp. ................................        79,875
                                                                     -----------
            INSURANCE - MISCELLANEOUS - 1.33%
        2 * Berkshire Hathaway, Inc., Class A.....................       118,600
    1,350   PMI Group, Inc. ......................................        65,391
                                                                     -----------
                                                                         183,991
                                                                     -----------
            INSURANCE - MULTILINE - 2.01%
    1,200   Allstate Corp. .......................................        28,350
    2,500   Cincinnati Financial Corp. ...........................       100,781
    1,500   Hartford Financial Services Group.....................        78,281
    1,500   XL Capital, Ltd. .....................................        71,438
                                                                     -----------
                                                                         278,850
                                                                     -----------
            MACHINERY -
            INDUSTRIAL/SPECIALTY - 1.34%
    1,900   Dover Corp. ..........................................        96,544
    1,400   Illinois Tool Works, Inc. ............................        89,688
                                                                     -----------
                                                                         186,232
                                                                     -----------
            MEDICAL TECHNOLOGY - 1.67%
    3,200 * Guidant Corp. ........................................       183,600
      800   PE Corp - PE Biosystems Group.........................        48,000
                                                                     -----------
                                                                         231,600
                                                                     -----------
            MERCHANDISE - SPECIALTY - 0.48%
    1,600   American Greetings Corp., Class A.....................        29,000
    1,100 * Williams-Sonoma, Inc. ................................        38,088
                                                                     -----------
                                                                          67,088
                                                                     -----------
            MERCHANDISING - FOOD - 0.21%
      900   Albertsons, Inc. .....................................        29,306
                                                                     -----------
            MERCHANDISING - MASS - 0.24%
      600   Wal-Mart Stores, Inc. ................................        33,225
                                                                     -----------
            METALS - ALUMINUM - 0.33%
      700   Alcoa, Inc. ..........................................        45,413
                                                                     -----------

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            MISCELLANEOUS - 0.45%
      700 * Agilent Technologies, Inc. ...........................   $    62,038
                                                                     -----------
            MULTIMEDIA - 0.46%
    3,800 * Cadence Design Systems, Inc. .........................        63,888
                                                                     -----------
            OIL - INTEGRATED INTERNATIONAL - 1.39%
      300   Chevron Corp. ........................................        25,538
    1,896   Exxon Mobil Corp. ....................................       147,296
      400   Texaco, Inc. .........................................        19,800
                                                                     -----------
                                                                         192,634
                                                                     -----------
            OIL - SERVICE - PRODUCTS - 0.56%
    1,600   Shell Transport & Trading - ADR.......................        77,200
                                                                     -----------
            OIL - SERVICES - 0.73%
    3,200   Baker Hughes, Inc. ...................................       101,800
                                                                     -----------
            OIL/GAS PRODUCERS - 0.41%
    1,200   Transocean Sedco Forex, Inc. .........................        56,400
                                                                     -----------
            RAILROAD - 0.45%
    1,000   Canadian National Railway Co. ........................        28,063
      800   Union Pacific Corp. ..................................        33,700
                                                                     -----------
                                                                          61,763
                                                                     -----------
            REAL ESTATE INVESTMENT TRUSTS - 0.24%
    2,500 * Indymac Mortgage Holdings, Inc. ......................        32,656
                                                                     -----------
            RESTAURANTS - 0.47%
      900   McDonald's Corp. .....................................        34,313
    1,000 * Starbucks Corp. ......................................        30,234
                                                                     -----------
                                                                          64,547
                                                                     -----------
            SAVINGS & LOAN - 0.46%
    2,500   Washington Mutual, Inc. ..............................        63,906
                                                                     -----------
            SEMICONDUCTOR EQUIPMENT - 1.64%
    1,200 * Applied Materials, Inc. ..............................       122,175
    1,400 * KLA-Tencor Corp. .....................................       104,825
                                                                     -----------
                                                                         227,000
                                                                     -----------

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            SEMICONDUCTORS - 3.85%
    1,000 * Advanced Micro Devices, Inc. .........................   $    87,750
      400 * Altera Corp. .........................................        40,900
      800 * Applied Micro Circuits Corp. .........................       103,100
      500 * Burr Brown Corp. .....................................        34,063
      800   Intel Corp. ..........................................       101,450
      500 * Maxim Integrated Products, Inc. ......................        32,406
      500 * Micron Technology, Inc. ..............................        69,625
      400   Texas Instruments, Inc. ..............................        65,150
                                                                     -----------
                                                                         534,444
                                                                     -----------
            TELECOMMUNICATIONS - 3.68%
    1,850   AT&T Corp. ...........................................        86,372
    3,200 * AT&T Corp. - Liberty Media Group......................       159,800
    1,800 * MCI Worldcom, Inc. ...................................        81,788
    3,200   Nokia Corp. - ADR, Class A............................       182,000
                                                                     -----------
                                                                         509,960
                                                                     -----------
            TEXTILE - PRODUCTS - 0.35%
    1,700   V. F. Corp. ..........................................        48,025
                                                                     -----------
            TOBACCO - 0.35%
    2,200   Philip Morris Companies, Inc. ........................        48,125
                                                                     -----------
            UTILITIES - COMMUNICATION - 1.60%
    2,900   Sprint Corp. FON Group................................       178,350
      800   Sprint Corp. PCS Group................................        44,000
                                                                     -----------
                                                                         222,350
                                                                     -----------
            UTILITIES - ELECTRIC - 2.13%
    1,700 * AES Corp. ............................................       152,894
    1,600   American Electric Power, Inc. ........................        58,600
    1,300   Cinergy Corp. ........................................        34,775
    2,300   Northeast Utilities...................................        49,450
                                                                     -----------
                                                                         295,719
                                                                     -----------
            UTILITIES - GAS, PIPELINE - 0.90%
    3,300   Williams Companies, Inc. .............................       123,131
                                                                     -----------
            TOTAL COMMON STOCK
            (Cost $7,647,812).....................................     8,721,630
                                                                     -----------

--------------------------------------------------------------------------------

 94                                     April 30, 2000 (Unaudited)
                           BALANCED FUND - CONTINUED

   PAR                                                                MARKET
  VALUE                                                                VALUE

-------------------------------------------------------------------------------
               CORPORATE BONDS - 9.69%
               AIRLINES - 2.34%
 $149,264      Airplanes Pass-Thru Trust, Series C,
                8.15% due 03/15/11...............................   $   132,650
   99,987      Continential Airlines, Inc.,
                7.08% due 11/01/04...............................        96,823
  100,000      Delta Air Lines, Inc.,
                7.70% due 12/15/05...............................        95,243
                                                                    -----------
                                                                        324,716
                                                                    -----------
               BROADCASTING - 0.57%
  100,000(1)   Fox Sports Networks, LLC,
                9.75% due 08/15/07...............................        79,500
                                                                    -----------
               DRUGS - 0.62%
  100,000      McKesson Corp.,
                6.30% due 03/01/05...............................        85,921
                                                                    -----------
               FINANCE COMPANIES - 1.38%
  100,000      Discover Card Master Trust I,
                5.60% due 05/15/06...............................        94,280
  100,000      Green Tree Financial Corp., Series A7,
                7.14% due 01/15/29...............................        96,812
                                                                    -----------
                                                                        191,092
                                                                    -----------
               FINANCIAL SERVICES - 1.29%
  100,000      Charter Communications Holding,
                8.25% due 04/01/07...............................        89,500
  100,000      Household Finance Corp.,
                6.40% due 06/17/08...............................        89,896
                                                                    -----------
                                                                        179,396
                                                                    -----------
               FOODS - 0.57%
  100,000      Nabisco, Inc.,
                7.55% due 06/15/15...............................        78,751
                                                                    -----------
               MERCHANDISE - SPECIALTY - 0.12%
   21,000      Amazon.com, Inc.,
                4.75% due 02/01/09...............................        17,063
                                                                    -----------
               METALS - ALUMINUM - 0.60%
  100,000      Scotia Pacific Co., LLC, Series B,
                7.11% due 01/20/14...............................        83,182
                                                                    -----------
               POLLUTION CONTROL - 0.65%
  100,000      WMX Technologies, Inc.,
                7.10% due 08/01/26...............................        90,606
                                                                    -----------

    PAR                                                               MARKET
   VALUE                                                               VALUE

-------------------------------------------------------------------------------
                 TELECOMMUNICATIONS - 0.89%
 $  100,000      Nextel Communications, Inc.,
                  9.95% due 02/15/08.............................   $    70,000
     50,000(1)   Voicestream Wireless Corp.,
                  11.50% due 09/15/09............................        53,500
                                                                    -----------
                                                                        123,500
                                                                    -----------
                 UTILITIES - GAS, PIPELINE - 0.66%
    100,000      Williams Companies, Inc.,
                  6.50% due 08/01/06.............................        91,368
                                                                    -----------
                 TOTAL CORPORATE BONDS
                 (Cost $1,443,893)...............................     1,345,095
                                                                    -----------
                 UNITED STATES GOVERNMENT -
                 LONG-TERM - 22.27%

                 FEDERAL AGENCIES - 8.82%
    100,000      Federal Home Loan Bank,
                  5.13% due 09/15/03.............................        93,765
                 Government National Mortgage Association:
    250,000       8.00% due 04/15/30.............................       250,468
    197,200       7.00% due 12/15/22.............................       190,677
    477,015       7.00% due 11/25/28.............................       458,827
    244,981       6.50% due 06/15/29.............................       229,439
                                                                    -----------
                                                                      1,223,176
                                                                    -----------
                 GOVERNMENT SPONSORED - 4.30%
                 Federal National Mortgage Association:
    150,000       6.25% due 05/15/29.............................       132,820
    400,000       6.00% due 05/15/08.............................       368,376
    100,000(1)   Government Lease Trust,
                  6.18% due 05/18/05.............................        95,739
                                                                    -----------
                                                                        596,935
                                                                    -----------
                 U.S. TREASURY NOTES - 9.15%
  1,250,000      United States Treasury Notes,
                  6.88% due 05/15/06.............................     1,270,313
                                                                    -----------
                 TOTAL UNITED STATES GOVERNMENT -
                 LONG-TERM
                 (Cost $3,158,791)...............................     3,090,424
                                                                    -----------

   PAR                                                                MARKET
  VALUE                                                                VALUE

-------------------------------------------------------------------------------
          CORPORATE SHORT-TERM -
          REPURCHASE AGREEMENT - 5.20%

          BANKS - OTHER - 5.20%
 $721,000 State Street Bank Repurchase Agreement, 5.62%, dated
          04/28/00, to be repurchased
          at $721,338 on 05/01/00, collateralized by U.S.
          Treasury Bonds, 5.25%, 02/15/29, with a par value of
          $840,000 (Cost $721,000)...............................   $   721,000
                                                                    -----------
          TOTAL CORPORATE SHORT-TERM -
          REPURCHASE AGREEMENT
          (Cost $721,000)........................................       721,000
                                                                    -----------
          TOTAL INVESTMENTS
          (Cost $12,971,496) - 100.01%...........................   $13,878,149
                                                                    -----------

          *Non-income producing

----
(1) Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2000, the aggregate value of these securities was $228,739, representing 1.65% of net assets.

--------------------------------------------------------------------------------

 April 30, 2000 (Unaudited)                                     95
                           BALANCED FUND - CONTINUED



-------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
ASSETS:
Investments, at market (Cost $12,971,496).......................... $13,878,149
Receivables for:
 Investments sold..................................................      12,442
 Fund shares sold..................................................       5,312
 Dividends and interest............................................      92,256
Other assets.......................................................      23,410
                                                                    -----------
TOTAL ASSETS.......................................................  14,011,569
                                                                    -----------

LIABILITIES:
Payable for:
 Investments purchased.............................................      90,318
 Fund shares redeemed..............................................         547
Payable to affiliates:
 Administrative service fees for class I...........................       5,994
 Advisory fees.....................................................      17,761
 Distribution fees for Class A & B.................................       6,583
 Other.............................................................      13,863
Accrued expenses and other liabilities.............................         549
                                                                    -----------
TOTAL LIABILITIES..................................................     135,615
                                                                    -----------
NET ASSETS......................................................... $13,875,954
                                                                    -----------

--------------------------------------------------------------------------------

NET ASSETS REPRESENTED BY:

Shares of beneficial interest, $.01 par value per share, unlimited shares authorized,
1,172,231 shares outstanding....................................... $    11,722
Additional paid in capital.........................................  12,680,780
Undistributed net realized gain on securities......................     274,226
Undistributed net investment income................................       2,573
Unrealized appreciation of securities..............................     906,653
                                                                    -----------
NET ASSETS APPLICABLE
TO SHARES OUTSTANDING.............................................. $13,875,954
                                                                    -----------

SEE NOTES TO FINANCIAL STATEMENTS.



-------------------------------------------------------------------------------
COMPUTATION OF NET ASSET VALUE
AND OFFERING PRICE:
Net asset value and redemption price per Class A
share ($2,282,766 divided by 192,793 shares)............................ $11.84
                                                                         ------
Offering price per Class A share
(100/94.25 of $11.84)*.................................................. $12.56
                                                                         ------
Net asset value and offering price per Class B
share ($7,530,694 divided by 636,525 shares)**.......................... $11.83
                                                                         ------
Net asset value, offering price and redemption
price per Class I share ($2,498,688 divided by
210,776 shares)......................................................... $11.85
                                                                         ------
Net asset value, offering price and redemption
price per Class II share ($1,563,806 divided by
132,137 shares)......................................................... $11.83
                                                                         ------
* Offering price includes sales charge of 5.75%.
  The sales charge is reduced for purchases
  of $25,000 and over.
** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

--------------------------------------------------------------------------------

 96
                     BALANCED FUND (Unaudited) - CONTINUED
STATEMENT OF OPERATIONS
For the Six Months Ended April 30, 2000

INVESTMENT INCOME:
Dividends (net of foreign withholding tax of $401).................... $ 48,197
Interest..............................................................  158,042
                                                                       --------
 Total investment income..............................................  206,239
                                                                       --------
EXPENSES:
Advisory fees.........................................................   50,170
Transfer agent fees...................................................   19,765
Custodian fees........................................................    7,616
Distribution fees:
 Class A..............................................................    2,642
 Class B..............................................................   34,884
Administrative service fee, Class I...................................    2,451
Registration and filing fees..........................................   18,406
Audit fees and tax services...........................................    2,475
Accounting services...................................................    1,881
Trustees' fees and expenses...........................................    1,634
Report to shareholders................................................    2,226
Miscellaneous.........................................................    3,761
                                                                       --------
 Total expenses.......................................................  147,911
 Expense reimbursement (see Note 3)...................................  (58,550)
                                                                       --------
 Net expenses.........................................................   89,361
                                                                       --------
NET INVESTMENT INCOME.................................................  116,878
                                                                       --------

REALIZED AND UNREALIZED GAIN ON SECURITIES:
Net realized gain on securities.......................................  287,663
Net unrealized appreciation of securities during the period...........  493,957
                                                                       --------
  Net realized and unrealized gain on securities during the period....  781,620
                                                                       --------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS...................... $898,498
                                                                       --------

STATEMENT OF CHANGES IN NET ASSETS

                                                For the Six        For the
                                               Months Ended       Year Ended
                                               April 30, 2000  October 31, 1999
                                               --------------------------------
OPERATIONS:
Net investment income......................... $   116,878      $   133,857
Net realized gain on securities...............     287,663          229,026
Net unrealized appreciation of securities
during the period.............................     493,957          412,696
                                               --------------------------------
 Increase in net assets resulting from
 operations...................................     898,498          775,579
                                               --------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
 Class A......................................     (23,473)         (30,629)
 Class B......................................     (51,173)         (38,485)
 Class I......................................     (22,874)         (29,571)
 Class II.....................................     (19,290)         (32,829)
                                               --------------------------------
  Total distributions to shareholders
  from net investment income..................    (116,810)        (131,514)
                                               --------------------------------
Net realized gain on securities
 Class A......................................     (41,434)               -
 Class B......................................    (135,276)               -
 Class I......................................     (36,306)               -
 Class II.....................................     (29,285)               -
                                               --------------------------------
  Total distributions to shareholders
  from net realized gain on securities........    (242,301)               -
                                               --------------------------------
Decrease in net assets resulting from
distributions to shareholders.................    (359,111)        (131,514)
                                               --------------------------------
SHARE TRANSACTIONS:
Net increase in net assets resulting from
share transactions
 Class A......................................     388,604        1,634,761
 Class B......................................     976,518        6,132,326
 Class I......................................     624,311        1,600,830
 Class II.....................................      48,573        1,281,579
                                               --------------------------------
Total increase in net assets resulting from
share transactions............................   2,038,006       10,649,496
                                               --------------------------------
TOTAL INCREASE IN NET ASSETS..................   2,577,393       11,293,561

NET ASSETS:
 Beginning of year............................  11,298,561            5,000
                                               --------------------------------
 End of period (including undistributed net
 investment income of $2,573 and $2,505)...... $13,875,954      $11,298,561
                                               --------------------------------

-------------------------------------------------------------------------------

 CHANGE IN SHARES                 Class A                                   Class B
 OUTSTANDING       ----------------------------------------  ----------------------------------------
                      For the Six            For the            For the Six            For the
                      Months Ended          Year Ended          Months Ended          Year Ended
                     April 30, 2000      October 31, 1999      April 30, 2000      October 31, 1999
                   -------------------  -------------------  -------------------  -------------------
                   Shares     Amount    Shares     Amount    Shares     Amount    Shares     Amount
                   -------------------  -------------------  -------------------  -------------------
 Shares sold.....   33,322  $  385,382  160,044  $1,646,861  126,431  $1,448,455  554,404  $6,168,853
 Shares issued
 for
 distributions
 reinvested......    5,679      64,836    2,688      30,598   16,248     184,834    3,396      38,149
 Shares
 repurchased.....   (5,424)    (61,614)  (3,641)    (42,698) (57,716)   (656,771)  (6,363)    (74,676)
                   -------------------  -------------------  -------------------  -------------------
 Increase in
 shares
 outstanding.....   33,577     388,604  159,091   1,634,761   84,963     976,518  551,437   6,132,326
 Shares
 outstanding:
 Beginning of
 period..........  159,216   1,636,011      125       1,250  551,562   6,133,576      125       1,250
                   -------------------  -------------------  -------------------  -------------------
 End of period...  192,793  $2,024,615  159,216  $1,636,011  636,525  $7,110,094  551,562  $6,133,576
                   -------------------  -------------------  -------------------  -------------------
 CHANGE IN SHARES                 Class I                                  Class II
 OUTSTANDING       ----------------------------------------- ---------------------------------------
                      For the Six            For the            For the Six            For the
                      Months Ended          Year Ended          Months Ended          Year Ended
                     April 30, 2000      October 31, 1999      April 30, 2000      October 31, 1999
                   -------------------- -------------------- -------------------- ------------------
                   Shares     Amount    Shares     Amount    Shares     Amount    Shares    Amount
                   -------------------- -------------------- -------------------- ------------------
 Shares sold.....   63,968  $  738,652  153,886  $1,574,100        9  $      100  124,875 $1,248,750
 Shares issued
 for
 distributions
 reinvested......    5,175      59,179    2,598      29,570    4,253      48,573    2,884     32,829
 Shares
 repurchased.....  (14,722)   (173,520)    (254)     (2,840)      (9)       (100)       -          -
                   -------------------- -------------------- -------------------- ------------------
 Increase in
 shares
 outstanding.....   54,421     624,311  156,230   1,600,830    4,253      48,573  127,759  1,281,579
 Shares
 outstanding:
 Beginning of
 period..........  156,355   1,602,080      125       1,250  127,884   1,282,829      125      1,250
                   -------------------- -------------------- -------------------- ------------------
 End of period...  210,776  $2,226,391  156,355  $1,602,080  132,137  $1,331,402  127,884 $1,282,829
                   -------------------- -------------------- -------------------- ------------------

SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

 April 30, 2000 (Unaudited)                                     97
                             HIGH YIELD BOND FUND

    PAR                                                               MARKET
   VALUE                                                               VALUE

-------------------------------------------------------------------------------
                 SCHEDULE OF INVESTMENTS
                 CORPORATE BONDS - 91.90%

                 ADVERTISING - 1.45%
 $  250,000      Adams Outdoor Advertising,
                  10.75% due 03/15/06............................   $   255,000
    750,000      Interep National Radio Sales, Series B,
                  10.00% due 07/01/08............................       678,750
                                                                    -----------
                                                                        933,750
                                                                    -----------
                 AEROSPACE/DEFENSE - 0.36%
    250,000      K & F Industries,
                  9.25% due 10/15/07.............................       231,250
                                                                    -----------
                 AIRLINES - 1.74%
  1,000,000      Aircraft Service International Group,
                  11.00% due 08/15/05............................       871,257
    250,000      Atlas Air, Inc., Class C,
                  9.70% due 01/02/10.............................       249,690
                                                                    -----------
                                                                      1,120,947
                                                                    -----------
                 APPAREL & PRODUCTS - 1.41%
    350,000      Anvil Knitwear, Inc., Class B,
                  10.88% due 03/15/07............................       297,500
    500,000(1)   Bell Sports, Inc.,
                  11.00% due 08/15/08............................       488,750
    275,000(1)   Galey & Lord, Inc.,
                  9.13% due 03/01/08.............................       118,250
                                                                    -----------
                                                                        904,500
                                                                    -----------
                 AUTO - CARS - 1.90%
    900,000      Diamond Triumph,
                  9.25% due 04/01/08.............................       630,000
  1,000,000(1)   Prestolite Electric, Inc.,
                  9.63% due 02/01/08.............................       590,000
                                                                    -----------
                                                                      1,220,000
                                                                    -----------
                 AUTO - ORIGINAL EQUIPMENT - 0.10%
     65,000      Delco Remy International, Inc.,
                  10.63% due 08/01/06............................        63,212
                                                                    -----------

    PAR                                                                MARKET
   VALUE                                                                VALUE

--------------------------------------------------------------------------------
            BROADCASTING - 5.72%
 $  500,000 Adelphia Communications Corp.,
             9.38% due 11/15/09...................................   $   467,500
    600,000 Coaxial Communication, Inc.,
             10.00% due 08/15/06..................................       579,000
    400,000 Cumulus Media, Inc.,
             10.38% due 07/01/08..................................       363,000
    875,000 Echostar DBS Corp.,
             9.38% due 02/01/09...................................       840,000
    400,000 Golden Sky DBS, Inc.,
             13.50% due 03/01/07..................................       268,000
    200,000 Spanish Broadcasting System, Inc.,
             9.63% due 11/01/09...................................       196,000
  1,000,000 Susquehanna Media Co.,
             8.50% due 05/15/09...................................       962,500
                                                                     -----------
                                                                       3,676,000
                                                                     -----------
            BUILDING MATERIALS - 0.54%
  1,000,000 Uniforet, Inc.,
             11.13% due 10/15/06..................................       350,000
                                                                     -----------
            CHEMICAL - MAJOR - 2.76%
  1,500,000 Koppers Industries, Inc.,
             9.88% due 12/01/07...................................     1,365,000
    500,000 Royster-Clark, Inc.,
             10.25% due 04/01/09..................................       407,500
                                                                     -----------
                                                                       1,772,500
                                                                     -----------
            CHEMICAL - MISCELLANEOUS - 2.01%
    500,000 Borden Chemical & Plastics,
             9.50% due 05/01/05...................................       467,500
    750,000 GEO Specialty,
             10.13% due 08/01/08..................................       645,000
    185,000 Lyondell Chemical Co., Series B,
             9.88% due 05/01/07...................................       182,456
                                                                     -----------
                                                                       1,294,956
                                                                     -----------
            COAL - 0.43%
    300,000 Oglebay Norton Co.,
             10.00% due 02/01/09..................................       276,000
                                                                     -----------
            COMMERCIAL SERVICES - 0.36%
    300,000 Integrated Electrical Services, Series B,
             9.38% due 02/01/09...................................       234,000
                                                                     -----------

    PAR                                                               MARKET
   VALUE                                                               VALUE

-------------------------------------------------------------------------------
                 CONSUMER FINANCE - 1.13%
 $  750,000      AmeriCredit Corp.,
                  9.25% due 02/01/04.............................   $   729,375
                                                                    -----------
                 CONTAINERS - PAPER - 0.38%
    300,000      Packaged Ice, Inc., Series B,
                  9.75% due 02/01/05.............................       243,000
                                                                    -----------
                 DRUGS - 2.73%
    250,000      Bergen Brunswig Corp., Class A,
                  7.25% due 06/01/05.............................       192,893
  1,350,000      ICN Pharmaceuticals, Inc.,
                  8.75% due 11/15/08.............................     1,255,500
    300,000      King Pharmaceuticals, Inc.,
                  10.75% due 02/15/09............................       306,000
                                                                    -----------
                                                                      1,754,393
                                                                    -----------
                 ELECTRONIC INSTRUMENTS - 3.23%
    400,000      Celestica International, Inc.,
                  10.50% due 12/31/06............................       415,000
  1,000,000      Flextronics International, Ltd.,
                  8.75% due 10/15/07.............................       945,000
    750,000      Metromedia Fiber Network, Inc.,
                  10.00% due 12/15/09............................       714,375
                                                                    -----------
                                                                      2,074,375
                                                                    -----------
                 ENTERTAINMENT - 6.91%
  1,000,000      Carmike Cinemas, Inc., Series B,
                  9.38% due 02/01/09.............................       680,000
  1,500,000      Cinemark USA, Inc.,
                  9.63% due 08/01/08.............................     1,005,000
    550,000      Harveys Casino Resorts,
                  10.63% due 06/01/06............................       561,000
    750,000(1)   Hollywood Casino Shreveport,
                  13.00% due 08/01/06............................       791,250
    266,000      Hollywood Entertainment Corp.,
                  10.63% due 08/15/04............................       232,750
    600,000      Isle Of Capri Casinos,
                  8.75% due 04/15/09.............................       543,000
    100,000      Pegasus Communications Corp., Series B,
                  9.63% due 10/15/05.............................        97,250
    500,000      Riviera Black Hawk, Inc.,
                  13.00% due 05/01/05............................       535,000
                                                                    -----------
                                                                      4,445,250
                                                                    -----------

--------------------------------------------------------------------------------

 98                                     April 30, 2000 (Unaudited)
                        HIGH YIELD BOND FUND - CONTINUED

    PAR                                                               MARKET
   VALUE                                                               VALUE

-------------------------------------------------------------------------------
                 FINANCE COMPANIES - 1.93%
 $  750,000      ITT Corp.,
                  6.25% due 11/15/00.............................   $   739,635
    650,000      Meditrust Companies,
                  7.51% due 09/26/03.............................       504,851
                                                                    -----------
                                                                      1,244,486
                                                                    -----------
                 FINANCIAL SERVICES - 3.50%
    750,000(1)   Charter Communications Holding,
                  10.25% due 10/15/10............................       723,750
  1,500,000      Ono Finance Co., Plc.,
                  13.00% due 05/01/09............................     1,530,000
                                                                    -----------
                                                                      2,253,750
                                                                    -----------
                 FOODS - 1.47%
  1,000,000      Agrilink Foods, Inc.,
                  11.88% due 11/01/08............................       885,000
     75,000      Chiquita Brands International,
                  9.63% due 01/15/04.............................        60,000
                                                                    -----------
                                                                        945,000
                                                                    -----------
                 FREIGHT - 1.37%
  1,000,000      Ultrapetrol (Bahamas), Ltd.,
                  10.50% due 04/01/08............................       880,000
                                                                    -----------
                 HEALTHCARE - 0.84%
    200,000      Caremark Rx, Inc.,
                  7.38% due 10/01/06.............................       162,000
  1,000,000      Universal Hospital Services,
                  10.25% due 03/01/08............................       380,000
                                                                    -----------
                                                                        542,000
                                                                    -----------
                 HOME BUILDERS - 1.11%
                 Beazer Homes USA, Inc.:
    350,000       9.00% due 03/01/04.............................       325,063
    450,000       8.88% due 04/01/08.............................       391,500
                                                                    -----------
                                                                        716,563
                                                                    -----------
                 HOSPITAL MANAGEMENT - 2.00%
    650,000      Lifepoint Hospitals Holding, Series B,
                  10.75% due 05/15/09............................       664,625
    600,000      Triad Hospitals Holding, Series B,
                  11.00% due 05/15/09............................       624,000
                                                                    -----------
                                                                      1,288,625
                                                                    -----------

   PAR                                                                MARKET
  VALUE                                                                VALUE

-------------------------------------------------------------------------------
               HOUSEHOLD PRODUCTS - 1.12%
 $750,000      Sealy Mattress Co., Series B,
                10.88% due 12/15/07..............................   $   528,750
  200,000      Sleepmaster, Series B,
                11.00% due 05/15/09..............................       190,500
                                                                    -----------
                                                                        719,250
                                                                    -----------
               INFORMATION PROCESSING -
               BUSINESS SOFTWARE - 0.69%
  500,000(1)   Northpoint Communication, Inc.,
                12.88% due 02/15/10..............................       445,000
                                                                    -----------
               INFORMATION PROCESSING -
               COMPUTER SERVICES - 1.47%
  575,000(1)   Globix Corp.,
                12.50% due 02/01/10..............................       506,000
  500,000      PSInet, Inc.,
                11.00% due 08/01/09..............................       440,000
                                                                    -----------
                                                                        946,000
                                                                    -----------
               INFORMATION PROCESSING -
               NETWORKING - 0.38%
  500,000(1)   Condor Systems, Inc.,
                11.88% due 05/01/09..............................       241,250
                                                                    -----------
               LEISURE TIME - 0.93%
  100,000      Hollywood Park, Inc.,
                9.50% due 08/01/07...............................        99,625
  500,000      Hollywood Park, Inc., Series B,
                9.25% due 02/15/07...............................       497,500
                                                                    -----------
                                                                        597,125
                                                                    -----------
               LODGING - 2.24%
               Crown Castle International Holding:
  350,000       10.63% due 11/15/07..............................       252,000
  350,000       10.38% due 05/15/11..............................       206,500
  250,000      HMH Properties,
                7.88% due 08/01/08...............................       216,250
  800,000      Prime Hospitality Corp.,
                9.75% due 04/01/07...............................       768,000
                                                                    -----------
                                                                      1,442,750
                                                                    -----------

    PAR                                                               MARKET
   VALUE                                                               VALUE

-------------------------------------------------------------------------------
                 MACHINERY -
                 CONSTRUCTION & CONTRACTS - 1.51%
 $  200,000      Calpine Corp.,
                  7.75% due 04/15/09.............................   $   186,000
    525,000      Grove Worldwide, LLC,
                  9.25% due 05/01/08.............................       225,750
    500,000(1)   Lennar Corp.,
                  9.95% due 05/01/10.............................       461,565
    100,000      Penhall International,
                  12.00% due 08/01/06............................        98,000
                                                                    -----------
                                                                        971,315
                                                                    -----------
                 MERCHANDISE - DRUG - 0.37%
    250,000      Express Scripts, Inc.,
                  9.63% due 06/15/09.............................       237,500
                                                                    -----------
                 MERCHANDISE - SPECIALTY - 1.25%
    750,000      BIG 5 Corp., Series B,
                  10.88% due 11/15/07............................       690,000
    130,000      Finlay Enterprises, Inc.,
                  9.00% due 05/01/08.............................       115,700
                                                                    -----------
                                                                        805,700
                                                                    -----------
                 MERCHANDISING - DEPARTMENT - 1.11%
    750,000      True Temper Sports, Inc., Series B,
                  10.88% due 12/01/08............................       712,500
                                                                    -----------
                 MERCHANDISING - FOOD - 1.35%
  1,000,000      Disco S.A.,
                  9.88% due 05/15/08.............................       870,000
                                                                    -----------
                 METALS - STEEL - 2.77%
    250,000      AK Steel Corp.,
                  7.88% due 02/15/09.............................       227,500
    300,000      Renco Steel Holdings, Series B,
                  10.88% due 02/01/05............................       270,000
    300,000      Russel Metals, Inc.,
                  10.00% due 06/01/09............................       304,500
  1,000,000      WCI Steel, Inc.,
                  10.00% due 12/01/04............................       980,000
                                                                    -----------
                                                                      1,782,000
                                                                    -----------
                 MISCELLANEOUS - 1.12%
  1,500,000(1)   United Pan Europe,
                  13.75% due 02/01/10............................       720,000
                                                                    -----------

--------------------------------------------------------------------------------

 April 30, 2000 (Unaudited)                                     99
                        HIGH YIELD BOND FUND - CONTINUED

    PAR                                                                MARKET
   VALUE                                                                VALUE

--------------------------------------------------------------------------------
              NATURAL GAS -
              DIVERSIFIED - 0.84%
 $  530,000   Leviathan Gas Pipeline Partner Co., Series B,
               10.38% due 06/01/09................................   $   537,288
                                                                     -----------
              OIL - INTEGRATED DOMESTIC - 0.64%
    445,000   Tesoro Petroleum Corp.,
               9.00% due 07/01/08.................................       413,850
                                                                     -----------
              OIL - SERVICE - PRODUCTS - 1.58%
    750,000   Parker Drilling Co.,
               9.75% due 11/15/06.................................       706,875
    315,000   Triton Energy, Ltd.,
               9.25% due 04/15/05.................................       311,850
                                                                     -----------
                                                                       1,018,725
                                                                     -----------
              OIL/GAS PRODUCERS - 3.43%
    800,000   Frontier Oil Corp.,
               11.75% due 11/05/09................................       770,000
    500,000   Grey Wolf, Inc.,
               8.88% due 07/01/07.................................       460,000
  1,000,000   HS Resources, Inc.,
               9.25% due 11/15/06.................................       973,000
                                                                     -----------
                                                                       2,203,000
                                                                     -----------
              PAPER/FOREST PRODUCTS - 1.86%
  1,250,000   Bear Island, LLC, Series B,
               10.00% due 12/01/07................................     1,193,750
                                                                     -----------
              POLLUTION CONTROL - 0.89%
    625,000   Marsulex, Inc.,
               9.63% due 07/01/08.................................       570,313
                                                                     -----------
              PUBLISHING - NEWS - 0.38%
    250,000   Regional Independent Media,
               10.50% due 07/01/08................................       247,500
                                                                     -----------
              PUBLISHING/PRINTING - 0.79%
    250,000   Transwestern Publishing Co.,
               9.63% due 11/15/07.................................       237,500
    275,000   TV Guide, Inc.,
               8.13% due 03/01/09.................................       269,500
                                                                     -----------
                                                                         507,000
                                                                     -----------

    PAR                                                               MARKET
   VALUE                                                               VALUE

-------------------------------------------------------------------------------
                 RESTAURANTS - 1.29%
 $  325,000      Apple South, Inc.,
                  9.75% due 06/01/06.............................   $   263,250
    500,000      Dominos, Inc., Series B,
                  10.38% due 01/15/09............................       466,250
    100,000      Sbarro, Inc.,
                  11.00% due 09/15/09............................       100,500
                                                                    -----------
                                                                        830,000
                                                                    -----------
                 SAVINGS & LOAN - 1.04%
                 Western Financial Bank:
    250,000       8.88% due 08/01/07.............................       217,500
    500,000       8.50% due 07/01/03.............................       452,545
                                                                    -----------
                                                                        670,045
                                                                    -----------
                 SCHOOLS - 2.13%
  1,500,000      KinderCare Learning Centers, Inc.,
                  9.50% due 02/15/09.............................     1,368,750
                                                                    -----------
                 TELECOMMUNICATIONS - 11.40%
    100,000      Cadmus Communications Corp.,
                  9.75% due 06/01/09.............................        96,125
    250,000      Call-Net Enterprises, Inc.,
                  8.00% due 08/15/08.............................       177,500
  1,000,000      Global Crossing, Ltd.,
                  9.63% due 05/15/08.............................       980,000
  1,000,000(1)   GT Group Telecom,
                  13.25% due 02/01/10............................       535,000
    500,000(1)   Level 3 Communications, Inc.,
                  12.88% due 03/15/10............................       258,750
  1,500,000      Microcell Telecommunications,
                  12.00% due 06/01/09............................       960,000
    700,000      National Communications Corp., Series B,
                  11.50% due 10/01/08............................       710,500
                 NEXTLINK Communications, Inc.:
    500,000(1)    12.13% due 12/01/09............................       275,000
    420,000       10.75% due 11/15/08............................       411,600
    750,000       10.75% due 06/01/09............................       736,875
  1,000,000      Orbcomm Global, Series B,
                  14.00% due 08/15/04............................       910,000
    500,000(1)   Spectrasite Holdings, Inc.,
                  12.88% due 03/15/10............................       258,750
  1,100,000(1)   Voicestream Wire Co.,
                  11.88% due 11/15/09............................       682,000
    750,000(1)   WinStar Communications, Inc.,
                  14.75 due 04/15/10.............................       341,250
                                                                    -----------
                                                                      7,333,350
                                                                    -----------

    PAR                                                               MARKET
   VALUE                                                               VALUE

-------------------------------------------------------------------------------
                 TEXTILE - PRODUCTS - 0.19%
 $  150,000      WestPoint Stevens Inc., Series A,
                  7.88% due 06/15/05.............................   $   123,000
                                                                    -----------
                 TRUCKING & LEASING - 1.66%
  1,500,000      Anthony Crane Rentals,
                  10.38% due 08/01/08............................     1,065,000
                                                                    -----------
                 UTILITIES - ELECTRIC - 2.09%
  1,375,000      Caithness Coso Fund Corp.,
                  9.05% due 12/15/09.............................     1,340,625
                                                                    -----------
                 TOTAL CORPORATE BONDS
                 (Cost $63,990,096)..............................    59,106,518
                                                                    -----------
                 FOREIGN BONDS - 3.21%
                 TELECOMMUNICATIONS - 3.21%
    380,000      Energis, Plc.,
                  9.75% due 06/15/09.............................       376,200
    600,000      ESAT Telecom Group, Plc.,
                  12.50% due 02/01/07............................       553,500
                 Netia Holdings B.V.:
    500,000       11.25% due 11/01/07............................       352,500
    250,000       10.25% due 11/01/07............................       210,625
  1,000,000      Telewest Communications, Plc.,
                  9.25% due 04/15/09.............................       570,000
                                                                    -----------
                                                                      2,062,825
                                                                    -----------
                 TOTAL FOREIGN BONDS
                 (Cost $2,017,594)...............................     2,062,825
                                                                    -----------
   NUMBER
 OF SHARES
 ----------
                 COMMON STOCK - 0.11%
                 FINANCIAL SERVICES - 0.11%
        500(1)   Ono Finance, Plc., Warrants.....................        75,000
                                                                    -----------
                 TOTAL COMMON STOCK
                 (Cost $0).......................................        75,000
                                                                    -----------

--------------------------------------------------------------------------------

 100                                    April 30, 2000 (Unaudited)
                        HIGH YIELD BOND FUND - CONTINUED

    PAR                                                               MARKET
   VALUE                                                               VALUE

-------------------------------------------------------------------------------
            CORPORATE SHORT TERM
            REPURCHASE AGREEMENT - 2.48%

            BANKS - OTHER - 2.48%
 $1,593,000 State Street Bank Repurchase Agreement, 5.62%, dated
            04/28/00, to be repurchased at $1,593,746 on
            05/01/00, collateralized by U.S. Treasury Note,
            8.00%, 11/15/21, with a par value of $1,335,000
            (Cost $1,593,000)....................................   $ 1,593,000
                                                                    -----------
            TOTAL CORPORATE SHORT TERM -
            REPURCHASE AGREEMENT
            (Cost $1,593,000)....................................     1,593,000
                                                                    -----------
            TOTAL INVESTMENTS
            (Cost $67,600,690) - 97.70% .........................   $62,837,343
                                                                    -----------

(1) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2000, the aggregate value of these securities was $7,511,565, representing 11.68% of net assets.


SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
ASSETS:
Investments, at market (Cost $67,600,690).......................... $62,837,343
Receivables for:
 Investments sold..................................................   1,977,560
 Dividends and interest............................................   1,933,382
Other assets.......................................................      60,370
                                                                    -----------
TOTAL ASSETS.......................................................  66,808,655
                                                                    -----------

LIABILITIES:
 Payable for investments purchased.................................   2,225,395
Payable to affiliates:
 Administrative service fees for Class I...........................         231
 Advisory fees.....................................................      74,862
 Distribution fees for Class A & B.................................         278
 Other.............................................................     186,437
Accrued expenses and other liabilities.............................       2,522
                                                                    -----------
TOTAL LIABILITIES..................................................   2,489,725
                                                                    -----------
NET ASSETS......................................................... $64,318,930
                                                                    -----------
--------------------------------------------------------------------------------
NET ASSETS REPRESENTED BY:
Shares of beneficial interest, $.01 par value per share, unlimited
shares authorized, 7,119,810 shares outstanding.................... $    71,199
Additional paid in capital.........................................  70,762,266
Accumulated net realized loss on securities........................  (1,836,734)
Undistributed net investment income................................      85,546
Unrealized depreciation of securities..............................  (4,763,347)
                                                                    -----------
NET ASSETS APPLICABLE
TO SHARES OUTSTANDING.............................................. $64,318,930
                                                                    -----------

--------------------------------------------------------------------------------

COMPUTATION OF NET ASSET VALUE
AND OFFERING PRICE:
Net asset value and redemption price per Class A
share ($206,942 divided by 22,905 shares)............................... $9.03
                                                                         -----
Offering price per Class A share
(100/95.25 of $9.03)*................................................... $9.48
                                                                         -----
Net asset value and offering price per Class B
share ($1,200,707 divided by 132,907 shares)**.......................... $9.03
                                                                         -----
Net asset value, offering price and redemption
price per Class I share ($14,172 divided by
1,569 shares)........................................................... $9.03
                                                                         -----
Net asset value, offering price and redemption
price per Class II share ($62,897,109 divided by
6,962,429 shares)....................................................... $9.03
                                                                         -----
* Offering price includes sales charge of 4.75%.
  The sales charge is reduced for purchases
  of $25,000 and over.
** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

--------------------------------------------------------------------------------

                                                                         101
                 HIGH YIELD BOND FUND (Unaudited) - CONTINUED
STATEMENT OF OPERATIONS
For the Six Months Ended April 30, 2000

INVESTMENT INCOME:
Interest.......................................................... $ 3,484,913
                                                                   -----------
 Total investment income..........................................   3,484,913
                                                                   -----------
EXPENSES:
Advisory fees.....................................................     223,918
Transfer agent fees...............................................      99,560
Custodian fees....................................................      33,123
Distribution fees:
 Class A..........................................................         192
 Class B..........................................................       4,553
Administrative service fee, Class I...............................          18
Registration and filing fees......................................      10,025
Audit fees and tax services.......................................      10,675
Accounting services...............................................       9,596
Trustees' fees and expenses.......................................      12,123
Report to shareholders............................................      20,495
Miscellaneous.....................................................      24,620
                                                                   -----------
 Total expenses...................................................     448,898
 Expense reimbursement (see Note 3)...............................    (160,129)
                                                                   -----------
 Net expenses.....................................................     288,769
                                                                   -----------
NET INVESTMENT INCOME.............................................   3,196,144
                                                                   -----------

REALIZED AND UNREALIZED LOSS ON SECURITIES:
Net realized loss on securities...................................  (1,126,131)
Net unrealized depreciation of securities during the period.......  (1,718,060)
                                                                   -----------
  Net realized and unrealized loss on securities during the
  period..........................................................  (2,844,191)
                                                                   -----------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.................. $   351,953
                                                                   -----------

STATEMENT OF CHANGES IN NET ASSETS
                                                For the Six       For the
                                                Months Ended     Year Ended
                                               April 30, 2000 October 31, 1999
                                               -------------------------------
OPERATIONS:
Net investment income.........................  $ 3,196,144     $ 5,380,873
Net realized loss on securities...............   (1,126,131)       (710,603)
Net unrealized depreciation of securities
during the period.............................   (1,718,060)     (3,045,287)
                                               -------------------------------
 Increase in net assets resulting from
 operations...................................      351,953       1,624,983
                                               -------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
 Class A......................................       (7,293)         (5,419)
 Class B......................................      (39,719)        (24,330)
 Class I......................................         (671)         (4,874)
 Class II.....................................   (3,064,238)     (5,346,250)
                                               -------------------------------
  Total distributions to shareholders
  from net investment income..................   (3,111,921)     (5,380,873)
                                               -------------------------------
Net realized gain on securities
 Class A......................................            -               -
 Class B......................................            -               -
 Class I......................................            -               -
 Class II.....................................            -               -
                                               -------------------------------
  Total distributions to shareholders
  from net realized gain on securities........            -               -
                                               -------------------------------
Decrease in net assets resulting from
distributions to shareholders.................   (3,111,921)     (5,380,873)
                                               -------------------------------
SHARE TRANSACTIONS:
Net increase in net assets resulting from
share transactions
 Class A......................................      182,812          33,219
 Class B......................................      594,609         689,564
 Class I......................................          771          12,082
 Class II.....................................    3,094,599      66,222,132
                                               -------------------------------
Total increase in net assets resulting from
share transactions............................    3,872,791      66,956,997
                                               -------------------------------
TOTAL INCREASE IN NET ASSETS..................    1,112,823      63,201,107

NET ASSETS:
 Beginning of year............................   63,206,107           5,000
                                               -------------------------------
 End of period (including undistributed net
 investment income of $85,546 and $1,323).....  $64,318,930     $63,206,107
                                               -------------------------------

------------------------------------------------------------------------------

 CHANGE IN SHARES                Class A                                    Class B
 OUTSTANDING       ---------------------------------------  ------------------------------------------
                     For the Six           For the             For the Six             For the
                    Months Ended          Year Ended           Months Ended           Year Ended
                   April 30, 2000      October 31, 1999       April 30, 2000       October 31, 1999
                   ----------------  ---------------------  -------------------  ---------------------
                   Shares   Amount    Shares     Amount     Shares     Amount     Shares     Amount
                   ----------------  ---------------------  -------------------  ---------------------
 Shares sold.....  21,216  $200,665   127,950  $ 1,278,928   70,137  $  654,196   191,330  $ 1,913,973
 Shares issued
 for
 distributions
 reinvested......     438     4,052       538        5,377    3,314      30,739     2,309       22,587
 Shares
 repurchased.....  (2,374)  (21,905) (124,988)  (1,251,087)  (9,728)    (90,326) (124,580)  (1,247,010)
                   ----------------  ---------------------  -------------------  ---------------------
 Increase in
 shares
 outstanding.....  19,280   182,812     3,500       33,218   63,723     594,609    69,059      689,550
 Shares
 outstanding:
 Beginning of
 period..........   3,625    34,468       125        1,250   69,184     690,800       125        1,250
                   ----------------  ---------------------  -------------------  ---------------------
 End of period...  22,905  $217,280     3,625  $    34,468  132,907  $1,285,409    69,184  $   690,800
                   ----------------  ---------------------  -------------------  ---------------------
 CHANGE IN SHARES                Class I                                  Class II
 OUTSTANDING       ------------------------------------- -----------------------------------------------
                    For the Six         For the               For the Six               For the
                    Months Ended       Year Ended            Months Ended             Year Ended
                   April 30, 2000   October 31, 1999        April 30, 2000         October 31, 1999
                   -------------- ---------------------- ----------------------- -----------------------
                   Shares Amount   Shares     Amount      Shares      Amount      Shares      Amount
                   -------------- ---------------------- ----------------------- -----------------------
 Shares sold.....     11  $   101  124,875  $ 1,248,449      3,143  $    29,229  6,217,232  $62,127,399
 Shares issued
 for
 distributions
 reinvested......     72      670      486        4,873    329,617    3,065,467    537,322    5,345,983
 Shares
 repurchased.....     --       -- (124,000)  (1,241,240)       (10)         (97)  (125,000)  (1,252,558)
                   -------------- ---------------------- ----------------------- -----------------------
 Increase in
 shares
 outstanding.....     83      771    1,361       12,082    332,750    3,094,599  6,629,554   66,220,824
 Shares
 outstanding:
 Beginning of
 period..........  1,486   13,332      125        1,250  6,629,679   66,222,074        125        1,250
                   -------------- ---------------------- ----------------------- -----------------------
 End of period...  1,569  $14,103    1,486  $    13,332  6,962,429  $69,316,673  6,629,679  $66,222,074
                   -------------- ---------------------- ----------------------- -----------------------

SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

 102                                    April 30, 2000 (Unaudited)
                              STRATEGIC BOND FUND

   PAR                                                                 MARKET
  VALUE                                                                 VALUE

--------------------------------------------------------------------------------
          SCHEDULE OF INVESTMENTS
          CORPORATE BONDS - 47.24%

          AIRLINES - 0.34%
 $ 25,000 Aircraft Service International Group,
           11.00% due 08/15/05....................................   $    21,781
                                                                     -----------
          APPAREL & PRODUCTS - 0.59%
   44,000 Anvil Knitwear, Inc., Series B,
           10.88% due 03/15/07....................................        37,400
                                                                     -----------
          AUTO - CARS - 1.11%
  100,000 Diamond Triumph,
           9.25% due 04/01/08.....................................        70,000
                                                                     -----------
          BROADCASTING - 3.34%
   25,000 Coaxial Communications, Inc.,
           10.00% due 08/15/06....................................        24,126
  100,000 Cumulus Media, Inc.,
           10.38% due 07/01/08....................................        90,750
   50,000 Echostar DBS Corp.,
           9.38% due 02/01/09.....................................        48,000
   50,000 Susquehanna Media Co.,
           8.50% due 05/15/09.....................................        48,125
                                                                     -----------
                                                                         211,001
                                                                     -----------
          BUILDING MATERIALS - 0.28%
   50,000 Uniforet, Inc.,
           11.13% due 10/15/06....................................        17,500
                                                                     -----------
          CHEMICAL - MAJOR - 1.07%
   50,000 Koppers Industries, Inc.,
           9.88% due 12/01/07.....................................        45,500
   25,000 Polymer Group, Inc.,
           9.00% due 07/01/07.....................................        22,500
                                                                     -----------
                                                                          68,000
                                                                     -----------
          CHEMICAL - MISCELLANEOUS - 0.68%
   50,000 GEO Specialty,
           10.13% due 08/01/08....................................        43,000
                                                                     -----------
          CONSUMER FINANCE - 0.77%
   50,000 AmeriCredit Corp.,
           9.25% due 02/01/04.....................................        48,625
                                                                     -----------

   PAR                                                                MARKET
  VALUE                                                                VALUE

-------------------------------------------------------------------------------
               DRUGS - 1.04%
 $ 25,000      Bergen Brunswig Corp., Class A,
                7.25% due 06/01/05...............................   $    19,288
   50,000      ICN Pharmaceuticals, Inc.,
                8.75% due 11/15/08...............................        46,500
                                                                    -----------
                                                                         65,788
                                                                    -----------
               ELECTRONIC INSTRUMENTS - 0.90%
   60,000      Flextronics International, Ltd.,
                8.75% due 10/15/07...............................        56,700
                                                                    -----------
               ENTERTAINMENT - 2.38%
  100,000(1)   Hollywood Casino Shreveport,
                13.00% due 08/01/06..............................       105,500
   50,000      Isle Of Capri Casinos,
                8.75% due 04/15/09...............................        45,250
                                                                    -----------
                                                                        150,750
                                                                    -----------
               FINANCIAL SERVICES - 1.61%
  100,000      Ono Finance, Plc.,
                13.00% due 05/01/09..............................       102,000
                                                                    -----------
               FOODS - 1.02%
   50,000      Agrilink Foods, Inc.,
                11.88% due 11/01/08..............................        44,250
   25,000      Chiquita Brands International,
                9.63% due 01/15/04...............................        20,000
                                                                    -----------
                                                                         64,250
                                                                    -----------
               HEALTHCARE - 0.22%
   35,000      Universal Hospital Service,
                10.25% due 03/01/08..............................        14,000
                                                                    -----------
               HOME BUILDERS - 0.71%
               Beazer Homes USA, Inc.:
   25,000       9.00% due 03/01/04...............................        23,218
   25,000       8.88% due 04/01/08...............................        21,750
                                                                    -----------
                                                                         44,968
                                                                    -----------
               HOSPITAL MANAGEMENT - 1.37%
   85,000      Lifepoint Hospitals Holding, Series B,
                10.75% due 05/15/09..............................        86,913
                                                                    -----------
               INFORMATION PROCESSING -
               BUSINESS SOFTWARE - 0.70%
   50,000(1)   Northpoint Communication Group, Inc.
                12.88% due 02/15/10..............................        44,500
                                                                    -----------

   PAR                                                                MARKET
  VALUE                                                                VALUE

-------------------------------------------------------------------------------
               INFORMATION PROCESSING -
               COMPUTER SERVICES - 0.70%
 $ 50,000      PSInet Inc.,
                11.00% due 08/01/09..............................   $    44,000
                                                                    -----------
               INFORMATION PROCESSING -
               NETWORKING - 0.19%
   25,000(1)   Condor Systems, Inc.,
                11.88% due 05/01/09..............................        12,063
                                                                    -----------
               LEISURE TIME - 1.48%
  100,000      Speedway Motorsports, Inc., Series D,
                8.50% due 08/15/07...............................        93,750
                                                                    -----------
               LODGING - 1.23%
   50,000      Crown Castle International Holding,
                10.38% due 05/15/11..............................        29,500
   50,000      Prime Hospitality Corp.,
                9.75% due 04/01/07...............................        48,000
                                                                    -----------
                                                                         77,500
                                                                    -----------
               MACHINERY -
               CONSTRUCTION & CONTRACTS - 0.71%
   50,000      National Equipment Services, Series D,
                10.00% due 11/30/04..............................        45,000
                                                                    -----------
               MERCHANDISE - DRUG - 0.75%
   50,000      Express Scripts, Inc.,
                9.63% due 06/15/09...............................        47,500
                                                                    -----------
               MERCHANDISE - SPECIALTY - 0.71%
   50,000      Finlay Fine Jewelry Enterprises, Inc.
                8.38% due 05/01/08...............................        45,000
                                                                    -----------
               MERCHANDISING - DEPARTMENT - 1.13%
   75,000      True Temper Sports, Inc., Series B,
                10.88% due 12/01/08..............................        71,250
                                                                    -----------
               MERCHANDISING - FOOD - 0.69%
   50,000      Disco S.A.,
                9.88% due 05/15/08...............................        43,500
                                                                    -----------
               METALS - STEEL - 4.10%
  155,000      Pohang Iron & Steel,
                7.13% due 11/01/06...............................       144,889
  100,000      Renco Steel Holdings, Series B,
                10.88% due 02/01/05..............................        90,000
   25,000      WCI Steel, Inc.,
                10.00% due 12/01/04..............................        24,500
                                                                    -----------
                                                                        259,389
                                                                    -----------

--------------------------------------------------------------------------------

 April 30, 2000 (Unaudited)                                    103
                        STRATEGIC BOND FUND - CONTINUED

   PAR                                                                MARKET
  VALUE                                                                VALUE

-------------------------------------------------------------------------------
               NATURAL GAS - DIVERSIFIED - 0.80%
 $ 50,000      Leviathan Gas Pipeline Partner, Series B,
                10.38% due 06/01/09..............................   $    50,688
                                                                    -----------
               OIL - SERVICES - 2.13%
  150,000      Baker Hughes, Inc.,
                6.25% due 01/15/09...............................       134,782
                                                                    -----------
               OIL/GAS PRODUCERS - 1.49%
   50,000      Grey Wolf, Inc.,
                8.88% due 07/01/07...............................        46,000
   50,000      HS Resources, Inc.,
                9.25% due 11/15/06...............................        48,500
                                                                    -----------
                                                                         94,500
                                                                    -----------
               PAPER/FOREST PRODUCTS - 1.28%
   85,000      Bear Island, LLC, Series B,
                10.00% due 12/01/07..............................        81,176
                                                                    -----------
               PUBLISHING/PRINTING - 0.38%
   25,000      Transwestern Publishing Co.,
                9.63% due 11/15/07...............................        23,750
                                                                    -----------
               RESTAURANTS - 0.38%
   25,000      Perkins Family Restaurants,
                10.13% due 12/15/07..............................        24,126
                                                                    -----------
               SAVINGS & LOAN - 0.41%
   30,000      Western Financial Bank,
                8.88% due 08/01/07...............................        26,100
                                                                    -----------
               TELECOMMUNICATIONS - 9.78%
   50,000(1)   GT Group Telecom,
                13.25% due 02/01/10..............................        26,750
   50,000(1)   Level 3 Communications, Inc.,
                12.88% due 03/15/10..............................        25,875
   75,000      Microcell Telecommunications,
                12.00% due 06/01/09..............................        48,000
  100,000      National Communications Corp., Series B,
                11.50% due 10/01/08..............................       101,500
  150,000      NEXTLINK Communications, Inc.,
                10.75% due 11/15/08..............................       147,000
  150,000      Sprint Capital Corp.,
                6.13% due 11/15/08...............................       133,001
  220,000(1)   Voicestream Wire Co.,
                11.88% due 11/15/09..............................       136,400
                                                                    -----------
                                                                        618,526
                                                                    -----------

     PAR                                                               MARKET
    VALUE                                                               VALUE

--------------------------------------------------------------------------------
               UTILITIES - ELECTRIC - 0.77%
 $    50,000   Caithness Coso Fund Corp.,
                9.05% due 12/15/09................................   $    48,750
                                                                     -----------
               TOTAL CORPORATE BONDS
               (Cost $3,087,267)..................................     2,988,526
                                                                     -----------
               FOREIGN BONDS - 0.39%
               TELECOMMUNICATIONS - 0.39%
      25,000   Energis, Plc.,
                9.75% due 06/15/09................................        24,750
                                                                     -----------
               TOTAL FOREIGN BONDS
               (Cost $25,179).....................................        24,750
                                                                     -----------
               UNITED STATES GOVERNMENT -
               LONG TERM - 23.97%

               GOVERNMENT SPONSORED - 19.53%
               Federal Home Loan Mortgage Corp.:
     198,538    7.00% due 06/01/29................................       190,035
     145,886    6.50% due 05/01/29................................       136,404
               Federal National Mortgage Association:
     475,393    8.00% due 11/01/28................................       475,687
      48,144    5.50% due 01/01/29................................        42,367
     444,022    5.50% due 06/01/29................................       390,740
                                                                     -----------
                                                                       1,235,233
                                                                     -----------
               U.S. TREASURY NOTES & BONDS - 4.44%
     315,000   United States Treasury Notes,
                4.75% due 11/15/08................................       281,286
                                                                     -----------
               TOTAL UNITED STATES GOVERNMENT -
               LONG TERM
               (Cost $1,602,260)..................................     1,516,519
                                                                     -----------
               GOVERNMENT BONDS -
               FOREIGN - 15.52%
     160,000   Argentina, Republic of,
                6.81% due 03/31/05................................       148,792
     303,303   Brazil - C Bond,
                8.00% due 04/15/14................................       218,560
  50,000,000   Hellenic Republic,
                8.80% due 06/19/07................................       156,116
     125,000   Republic of Lithuania,
                8.00% due 03/29/04................................       115,871

    PAR                                                               MARKET
   VALUE                                                               VALUE

-------------------------------------------------------------------------------
               GOVERNMENT BONDS -
               FOREIGN - Continued
 $500,000      Republic of South Africa,
                12.00% due 02/28/05.............................   $    68,943
  500,000      Republic of South Africa, Series 153,
                13.00% due 08/31/10.............................        68,004
  250,000      United Mexico States, Series W-B,
                6.25% due 12/31/19..............................       205,313
                                                                   -----------
                                                                       981,599
                                                                   -----------
               TOTAL GOVERNMENT BONDS - FOREIGN
               (Cost $1,008,464)................................       981,599
                                                                   -----------
  NUMBER
 OF SHARES
 ---------
               COMMON STOCK - 0.23%
               FINANCIAL SERVICES - 0.23%
      100(1)   Ono Finance, Plc., Warrants......................        15,000
                                                                   -----------
               TOTAL COMMON STOCK
               (Cost $0)........................................        15,000
                                                                   -----------
    PAR
   VALUE
 ---------
               CORPORATE SHORT-TERM -
               REPURCHASE AGREEMENT - 9.96%

               BANKS - OTHER - 9.96%
 $630,000      State Street Bank Repurchase Agreement, 5.62%
               dated 04/28/00, to be repurchased
               at $630,295 on 05/01/00, collateralized by U.S.
               Treasury Bonds, 8.00%, 11/15/21, with a par value
               of $530,000 (Cost $630,000)......................       630,000
                                                                   -----------
               TOTAL CORPORATE SHORT-TERM -
               REPURCHASE AGREEMENT
               (Cost $630,000)..................................       630,000
                                                                   -----------
               TOTAL INVESTMENTS
               (Cost $6,353,170) - 97.31%.......................   $ 6,156,394
                                                                   -----------

---------
(1) Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2000, the aggregate value of these securities was $366,088, representing 5.79% of net assets.

--------------------------------------------------------------------------------

 104                                    April 30, 2000 (Unaudited)
                        STRATEGIC BOND FUND - CONTINUED

--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
ASSETS:
Investments, at market (Cost $6,353,170)............................ $6,156,394
Receivables for:
 Fund shares sold...................................................     18,696
 Dividends and interest.............................................    136,058
Other assets........................................................     64,958
                                                                     ----------
TOTAL ASSETS........................................................  6,376,106
                                                                     ----------
LIABILITIES:
Payable to affiliates:
 Administrative service fees for Class I............................      4,771
 Advisory fees......................................................      6,208
 Distribution fees for Class A & B..................................      1,523
 Other..............................................................     35,662
Accrued expenses and other liabilities..............................      1,584
                                                                     ----------
TOTAL LIABILITIES...................................................     49,748
                                                                     ----------
NET ASSETS.......................................................... $6,326,358
                                                                     ----------

--------------------------------------------------------------------------------

NET ASSETS REPRESENTED BY:
Shares of beneficial interest, $.01 par value per share,
unlimited shares authorized, 670,109 shares outstanding........  $    6,701
Additional paid in capital.....................................   6,641,219
Accumulated net realized loss on securities....................    (140,930)
Undistributed net investment income............................      15,878
Unrealized appreciation (depreciation) of:
 Investments......................................... $(196,776)
 Foreign currency translation........................       266    (196,510)
                                                      ---------  ----------
NET ASSETS APPLICABLE
TO SHARES OUTSTANDING..........................................  $6,326,358
                                                                 ----------

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

COMPUTATION OF NET ASSET VALUE
AND OFFERING PRICE:
Net asset value and redemption price per Class A
share ($1,667,657 divided by 176,630 shares)............................ $9.44
                                                                         -----
Offering price per Class A share
(100/95.25 of $9.44)*................................................... $9.91
                                                                         -----
Net asset value and offering price per Class B
share ($2,025,211 divided by 214,562 shares)**.......................... $9.44
                                                                         -----
Net asset value, offering price and redemption
price per Class I share ($1,314,872 divided by
139,259 shares)......................................................... $9.44
                                                                         -----
Net asset value, offering price and redemption
price per Class II share ($1,318,618 divided by
139,658 shares)......................................................... $9.44
                                                                         -----
* Offering price includes sales charge of 4.75%.
  The sales charge is reduced for purchases
  of $25,000 and over.
** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

--------------------------------------------------------------------------------

                                                               105
                  STRATEGIC BOND FUND (Unaudited) - CONTINUED

STATEMENT OF OPERATIONS
For the Six Months Ended April 30, 2000

INVESTMENT INCOME:
Interest (net of foreign withholding taxes of $910).................  $271,905
                                                                      --------
 Total investment income............................................   271,905
                                                                      --------
EXPENSES:
Advisory fees.......................................................    18,083
Transfer agent fees.................................................     9,438
Custodian fees......................................................     3,282
Distribution fees:
 Class A............................................................     1,990
 Class B............................................................     9,167
Administrative service fee, Class I.................................     1,625
Registration and filing fees........................................    17,146
Audit fees and tax services.........................................     1,053
Accounting services.................................................       904
Trustees' fees and expenses.........................................     1,027
Report to shareholders..............................................     1,667
Miscellaneous.......................................................     1,870
                                                                      --------
 Total expenses.....................................................    67,252
 Expense reimbursement (see Note 3).................................   (28,870)
                                                                      --------
 Net expenses.......................................................    38,382
                                                                      --------
NET INVESTMENT INCOME...............................................   233,523
                                                                      --------

REALIZED AND UNREALIZED GAIN (LOSS) ON SECURITIES AND FOREIGN
CURRENCIES:
Net realized gain (loss) on securities:
 Investments............................................... $(17,385)
 Foreign currency transactions.............................    5,368   (12,017)
                                                            --------
Net unrealized appreciation (depreciation) of securities during the period:
 Investments...............................................  (77,771)
 Foreign currency translation..............................      266   (77,505)
                                                            --------  --------
  Net realized and unrealized loss on securities and
  foreign currencies during the period..............................   (89,522)
                                                                      --------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS....................  $144,001
                                                                      --------

STATEMENT OF CHANGES IN NET ASSETS
                                                For the Six       For the
                                                Months Ended     Year Ended
                                               April 30, 2000 October 31, 1999
                                               -------------------------------
OPERATIONS:
Net investment income......................... $  233,523        $  357,262
Net realized loss on securities and foreign
currencies....................................    (12,017)         (126,788)
Net unrealized depreciation of securities
during the period.............................    (77,505)         (119,005)
                                               -------------------------------
 Increase in net assets resulting from
 operations...................................    144,001           111,469
                                               -------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
 Class A......................................    (59,088)          (87,354)
 Class B......................................    (61,204)          (89,294)
 Class I......................................    (48,861)          (89,196)
 Class II.....................................    (50,617)          (91,418)
                                               -------------------------------
  Total distributions to shareholders
  from net investment income..................   (219,770)         (357,262)
                                               -------------------------------
Net realized gain on securities
 Class A......................................          -                 -
 Class B......................................          -                 -
 Class I......................................          -                 -
 Class II.....................................          -                 -
                                               -------------------------------
  Total distributions to shareholders
  from net realized gain on securities........          -                 -
                                               -------------------------------
Decrease in net assets resulting from
distributions to shareholders.................   (219,770)         (357,262)
                                               -------------------------------
SHARE TRANSACTIONS:
Net increase in net assets resulting from
share transactions
 Class A......................................    392,536         1,355,590
 Class B......................................    344,322         1,772,798
 Class I......................................     48,969         1,337,949
 Class II.....................................     50,625         1,340,131
                                               -------------------------------
Total increase in net assets resulting from
share transactions............................    836,452         5,806,468
                                               -------------------------------
TOTAL INCREASE IN NET ASSETS..................    760,683         5,560,675
NET ASSETS:
 Beginning of year............................  5,565,675             5,000
                                               -------------------------------
 End of period (including undistributed net
 investment income of $15,878 and $2,125)..... $6,326,358        $5,565,675
                                               -------------------------------

------------------------------------------------------------------------------

 CHANGE IN SHARES                 Class A                                 Class B
 OUTSTANDING       --------------------------------------- ----------------------------------------
                      For the Six            For the          For the Six            For the
                      Months Ended          Year Ended        Months Ended          Year Ended
                     April 30, 2000      October 31, 1999    April 30, 2000      October 31, 1999
                   -------------------  ------------------ -------------------  -------------------
                   Shares     Amount    Shares    Amount   Shares     Amount    Shares     Amount
                   -------------------  ------------------ -------------------  -------------------
 Shares sold.....   35,053  $  339,064  126,908 $1,268,224  45,932  $  439,793  171,021  $1,700,597
 Shares issued
 for
 distributions
 reinvested......    5,829      55,712    8,950     87,366   6,208      59,344    9,154      89,165
 Shares
 repurchased.....     (235)     (2,240)       -          - (16,118)   (154,815)  (1,760)    (16,964)
                   -------------------  ------------------ -------------------  -------------------
 Increase in
 shares
 outstanding.....   40,647     392,536  135,858  1,355,590  36,022     344,322  178,415   1,772,798
 Shares
 outstanding:
 Beginning of
 period..........  135,983   1,356,840      125      1,250 178,540   1,774,048      125       1,250
                   -------------------  ------------------ -------------------  -------------------
 End of period...  176,630  $1,749,376  135,983 $1,356,840 214,562  $2,118,370  178,540  $1,774,048
                   -------------------  ------------------ -------------------  -------------------
 CHANGE IN SHARES                 Class I                              Class II
 OUTSTANDING       ------------------------------------- ---------------------------------------
                      For the Six          For the          For the Six            For the
                      Months Ended        Year Ended        Months Ended          Year Ended
                     April 30, 2000    October 31, 1999    April 30, 2000      October 31, 1999
                   ------------------ ------------------ -------------------- ------------------
                   Shares    Amount   Shares    Amount   Shares     Amount    Shares    Amount
                   ------------------ ------------------ -------------------- ------------------
 Shares sold.....       10 $      100 124,875 $1,248,750      10  $       99  124,875 $1,248,750
 Shares issued
 for
 distributions
 reinvested......    5,112     48,869   9,137     89,199   5,297      50,626    9,362     91,381
 Shares
 repurchased.....        -          -       -          -     (11)       (100)       -          -
                   ------------------ ------------------ -------------------- ------------------
 Increase in
 shares
 outstanding.....    5,122     48,969 134,012  1,337,949   5,296      50,625  134,237  1,340,131
 Shares
 outstanding:
 Beginning of
 period..........  134,137  1,339,199     125      1,250 134,362   1,341,381      125      1,250
                   ------------------ ------------------ -------------------- ------------------
 End of period...  139,259 $1,388,168 134,137 $1,339,199 139,658  $1,392,006  134,362 $1,341,381
                   ------------------ ------------------ -------------------- ------------------

SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

 106                                    April 30, 2000 (Unaudited)
                               DOMESTIC BOND FUND

    PAR                                                                MARKET
   VALUE                                                                VALUE

--------------------------------------------------------------------------------
               SCHEDULE OF INVESTMENTS
               CORPORATE BONDS - 18.75%

               AIRLINES - 2.63%
 $  237,890    Airplanes Pass-Thru Trust C,
                8.15% due 03/15/11................................   $   211,411
    149,980    Continential Airlines,
                7.08% due 11/01/04................................       145,234
    150,000    Delta Air Lines, Inc.,
                7.70% due 12/15/05................................       142,865
                                                                     -----------
                                                                         499,510
                                                                     -----------
               BROADCASTING - 0.63%
    150,000    Fox/Liberty Networks, LLC.,
                9.75% due 08/15/07................................       119,250
                                                                     -----------
               CONSUMER FINANCE - 1.97%
               Associates Corp. NA
    250,000     5.80% due 04/20/04................................       233,583
    150,000     5.75% due 11/01/03................................       141,408
                                                                     -----------
                                                                         374,991
                                                                     -----------
               DRUGS - 1.42%
    315,000    McKesson Corp.,
                6.30% due 03/01/05................................       270,651
                                                                     -----------
               FINANCE COMPANIES - 2.15%
    150,000    Discover Card Master Trust I,
                5.60% due 05/15/06................................       141,419
    127,616    DLJ Commercial Mortgage Corp.,
                6.14% due 10/15/06................................       121,417
    150,000    Green Tree Financial Corp., Class A7,
                7.14% due 01/15/29................................       145,218
                                                                     -----------
                                                                         408,054
                                                                     -----------
               FINANCIAL SERVICES - 2.10%
    150,000    Charter Communications Holding,
                8.25% due 04/01/07................................       134,250
    150,000    Ford Motor Credit Co.,
                5.80% due 01/12/09................................       130,847
    150,000    Household Finance Corp.,
                6.40% due 06/17/08................................       134,844
                                                                     -----------
                                                                         399,941
                                                                     -----------
               FOODS - 0.62%
    150,000    Nabisco, Inc.,
                7.55% due 06/15/15................................       118,127
                                                                     -----------

    PAR                                                            MARKET
   VALUE                                                            VALUE

--------------------------------------------------------------------------------
               LODGING - 0.78%
 $  250,000    Crown Castle International Holding,
                10.38% due 05/15/11................................  $   147,500
                                                                     -----------
               METALS - ALUMINUM - 0.66%
    150,000    Scotia Pacific Co., LLC, Series B,
                7.11% due 01/20/14.................................      124,773
                                                                     -----------
               POLLUTION CONTROL - 0.71%
    150,000    WMX Technologies, Inc.,
                7.10% due 08/01/26.................................      135,909
                                                                     -----------
               TELECOMMUNICATIONS - 2.68%
    500,000    Nextel Communications, Inc.,
                9.95% due 02/15/08.................................      350,000
    150,000(1) Omnipoint Corp.,
                11.50% due 09/15/09................................      160,500
                                                                     -----------
                                                                         510,500
                                                                     -----------
               UTILITIES - GAS, PIPELINE - 2.40%
    500,000    Williams Companies, Inc.,
                6.50% due 08/01/06.................................      456,840
                                                                     -----------
               TOTAL CORPORATE BONDS
               (Cost $3,798,592)...................................    3,566,046
                                                                     -----------
               UNITED STATES GOVERNMENT
               LONG TERM - 74.07%
               FEDERAL AGENCIES - 25.30%
    400,000    Federal Home Loan Bank,
                5.13% due 09/15/03.................................      375,064
               Government National Mortgage Association:
  2,000,000     8.00% due 04/15/30.................................    2,003,740
    591,601     7.00% due 12/15/22.................................      572,031
    980,762     7.00% due 08/15/29.................................      943,062
    979,924     6.50% due 06/15/29.................................      917,758
                                                                     -----------
                                                                       4,811,655
                                                                     -----------
               GOVERNMENT SPONSORED - 13.84%
               Federal National Mortgage Association:
    474,018     6.50% due 04/01/29.................................       442,766
    750,000     6.25% due 05/15/29.................................       664,103
  1,500,000     6.00% due 05/15/08.................................    1,381,410
    150,000(1) Government Lease Trust,
                6.18% due 05/18/05.................................      143,607
                                                                     -----------
                                                                       2,631,886
                                                                     -----------

    PAR                                                               MARKET
   VALUE                                                               VALUE

--------------------------------------------------------------------------------
               U.S. TREASURY NOTES & BONDS - 34.93%
 $  500,000    United States Treasury Bonds,
                7.50% due 11/15/16.................................  $   560,080
               United States Treasury Notes:
  5,500,000     6.88% due 05/15/06.................................    5,589,375
    500,000     6.38% due 08/15/02.................................      496,955
                                                                     -----------
                                                                       6,646,410
                                                                     -----------
               TOTAL UNITED STATES GOVERNMENT
               LONG TERM
               (Cost $14,427,338)..................................   14,089,951
                                                                     -----------
               CORPORATE SHORT-TERM -
               REPURCHASE AGREEMENT - 4.87%
               BANKS - OTHER - 4.87%
    926,000    State Street Bank Repurchase Agreement, 5.62% dated
               04/28/00, to be repurchased
               at $926,434 on 05/01/00, collateralized by U.S.
               Treasury Bonds, 8.00%, 11/15/21, with a par value of
               $775,000 (Cost $926,000)............................      926,000
                                                                     -----------
               TOTAL CORPORATE SHORT-TERM -
               REPURCHASE AGREEMENT
               (Cost $926,000).....................................      926,000
                                                                     -----------
               TOTAL INVESTMENTS
               (Cost $19,151,930) - 97.69%.........................  $18,581,997
                                                                     -----------

--------
(1) Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2000, the aggregate value of these securities was $304,107, representing 1.60% of net assets.

--------------------------------------------------------------------------------

 April 30, 2000 (Unaudited)                                    107
                         DOMESTIC BOND FUND - CONTINUED

--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
ASSETS:
Investments, at market (Cost $19,151,930).......................... $18,581,997
Receivables for:
 Fund shares sold..................................................     211,059
 Dividends and interest............................................     346,936
Other assets.......................................................      16,557
                                                                    -----------
TOTAL ASSETS.......................................................  19,156,549
                                                                    -----------

LIABILITIES:
Payable for fund shares redeemed...................................      62,115
Payable to affiliates:
 Administrative service fees for Class I...........................       8,128
 Advisory fees.....................................................      17,051
 Distribution fees for Class A & B.................................       8,441
 Other.............................................................      38,555
Accrued expenses and other liabilities.............................       1,146
                                                                    -----------
TOTAL LIABILITIES..................................................     135,436
                                                                    -----------
NET ASSETS......................................................... $19,021,113
                                                                    -----------
-------------------------------------------------------------------------------

NET ASSETS REPRESENTED BY:
Shares of beneficial interest, $.01 par value per share, unlimited
 shares authorized, 2,076,191 shares outstanding................... $    20,762
Additional paid in capital.........................................  19,833,024
Accumulated net realized loss on securities........................    (279,717)
Undistributed net investment income................................      16,977
Unrealized depreciation of securities..............................    (569,933)
                                                                    -----------
NET ASSETS APPLICABLE TO SHARES OUTSTANDING........................ $19,021,113
                                                                    -----------

SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Net asset value and redemption price per Class A
 share ($2,928,691 divided by 319,950 shares)............................ $9.15
                                                                          -----
Offering price per Class A share (100/95.25 of $9.15)*................... $9.61
                                                                          -----
Net asset value and offering price per Class B share ($9,969,914 divided by 1,087,991 shares)**.......................................... $9.16
                                                                          -----
Net asset value, offering price and redemption price per Class I share ($4,377,862 divided by 477,840 shares)............................ $9.16
                                                                          -----
Net asset value, offering price and redemption price per Class II share ($1,744,646 divided by 190,410 shares)............................ $9.16
                                                                          -----
* Offering price includes sales charge of 4.75%. The sales charge is reduced for purchases of $25,000 and over.
** Redemption price per share is equal to net asset value
   less any applicable contingent deferred sales charge.

--------------------------------------------------------------------------------

 108
                   DOMESTIC BOND FUND (Unaudited) - CONTINUED
STATEMENT OF OPERATIONS
For the Six Months Ended April 30, 2000

INVESTMENT INCOME:
Interest............................................................. $ 492,308
                                                                      ---------
 Total investment income.............................................   492,308
                                                                      ---------
EXPENSES:
Advisory fees........................................................    44,096
Transfer agent fees..................................................    22,536
Custodian fees.......................................................     9,734
Distribution fees:
 Class A.............................................................     2,844
 Class B.............................................................    36,084
Administrative service fee, Class I..................................     4,662
Registration and filing fees.........................................    17,360
Audit fees and tax services..........................................     2,989
Accounting services..................................................     2,205
Trustees' fees and expenses..........................................     1,636
Report to shareholders...............................................     1,994
Miscellaneous........................................................     4,855
                                                                      ---------
 Total expenses......................................................   150,995
 Expense reimbursement (see Note 3)..................................   (53,007)
                                                                      ---------
 Net expenses........................................................    97,988
                                                                      ---------
NET INVESTMENT INCOME................................................   394,320
                                                                      ---------

REALIZED AND UNREALIZED LOSS ON SECURITIES:
Net realized loss on securities......................................   (57,498)
Net unrealized depreciation of securities during the period..........  (302,639)
                                                                      ---------
 Net realized and unrealized loss on securities during the period....  (360,137)
                                                                      ---------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS..................... $  34,183
                                                                      ---------

STATEMENT OF CHANGES IN NET ASSETS

                                                  For the Six       For the
                                                  Months Ended     Year Ended
                                                 April 30, 2000 October 31, 1999
                                                 -------------------------------
OPERATIONS:
Net investment income..........................  $   394,320      $   391,025
Net realized loss on securities................      (57,498)        (219,966)
Net unrealized depreciation of securities
 during the period.............................     (302,639)        (267,294)
                                                 -------------------------------
 Increase (Decrease) in net assets resulting
  from operations..............................       34,183          (96,235)
                                                 -------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
 Class A.......................................      (62,223)         (80,495)
 Class B.......................................     (170,947)        (132,548)
 Class I.......................................     (103,544)        (106,039)
 Class II......................................      (42,882)         (71,943)
                                                 -------------------------------
  Total distributions to shareholders
   from net investment income..................     (379,596)        (391,025)
                                                 -------------------------------
Net realized gain on securities
 Class A.......................................            -                -
 Class B.......................................            -                -
 Class I.......................................            -                -
 Class II......................................            -                -
                                                 -------------------------------
  Total distributions to shareholders
   from net realized gain on securities........            -                -
                                                 -------------------------------
Decrease in net assets resulting from
 distributions to shareholders.................     (379,596)        (391,025)
                                                 -------------------------------
SHARE TRANSACTIONS:
Net increase in net assets resulting from share
 transactions
 Class A.......................................    1,034,248        2,047,253
 Class B.......................................    4,506,942        5,815,834
 Class I.......................................      955,668        3,629,409
 Class II......................................      348,358        1,514,824
                                                 -------------------------------
Total increase in net assets resulting from
 share transactions............................    6,845,216       13,007,320
                                                 -------------------------------
TOTAL INCREASE IN NET ASSETS...................    6,499,803       12,520,060

NET ASSETS:
 Beginning of year.............................   12,521,310            1,250
                                                 -------------------------------
 End of period (including undistributed net
  investment income of $16,977 and $2,253).....  $19,021,113      $12,521,310
                                                 -------------------------------

--------------------------------------------------------------------------------

 CHANGE IN SHARES                 Class A                                    Class B
 OUTSTANDING       ----------------------------------------  -------------------------------------------
                      For the Six            For the              For the Six             For the
                      Months Ended          Year Ended           Months Ended            Year Ended
                     April 30, 2000      October 31, 1999       April 30, 2000        October 31, 1999
                   -------------------  -------------------  ----------------------  -------------------
                   Shares     Amount    Shares     Amount     Shares      Amount     Shares     Amount
                   -------------------  -------------------  ----------------------  -------------------
 Shares sold.....  143,130  $1,321,619  203,846  $2,009,015    599,107  $ 5,540,707  604,606  $5,855,580
 Shares issued
 for
 distributions
 reinvested......    6,741      62,049    8,285      79,825     18,548      170,872   13,790     131,823
 Shares
 repurchased.....  (37,725)   (349,420)  (4,358)    (41,587)  (130,040)  (1,204,637) (18,051)   (171,569)
                   -------------------  -------------------  ----------------------  -------------------
 Increase in
 shares
 outstanding.....  112,146   1,034,248  207,773   2,047,253    487,615    4,506,942  600,345   5,815,834
 Shares
 outstanding:
 Beginning of
 period..........  207,804   2,047,565       31         312    600,376    5,816,146       31         312
                   -------------------  -------------------  ----------------------  -------------------
 End of period...  319,950  $3,081,813  207,804  $2,047,565  1,087,991  $10,323,088  600,376  $5,816,146
                   -------------------  -------------------  ----------------------  -------------------
 CHANGE IN SHARES                 Class I                                  Class II
 OUTSTANDING       ----------------------------------------- ---------------------------------------
                      For the Six            For the            For the Six            For the
                      Months Ended          Year Ended          Months Ended          Year Ended
                     April 30, 2000      October 31, 1999      April 30, 2000      October 31, 1999
                   -------------------- -------------------- -------------------- ------------------
                   Shares     Amount    Shares     Amount    Shares     Amount    Shares    Amount
                   -------------------- -------------------- -------------------- ------------------
 Shares sold.....  179,469  $1,657,609  403,632  $3,904,413   59,665  $  551,827  145,135 $1,442,848
 Shares issued
 for
 distributions
 reinvested......   11,239     103,535   11,039     105,624    4,686      43,167    7,447     71,976
 Shares
 repurchased.....  (87,058)   (805,476) (40,512)   (380,628) (26,555)   (246,636)       -          -
                   -------------------- -------------------- -------------------- ------------------
 Increase in
 shares
 outstanding.....  103,650     955,668  374,159   3,629,409   37,796     348,358  152,582  1,514,824
 Shares
 outstanding:
 Beginning of
 period..........  374,190   3,629,722       31         313  152,614   1,515,137       32        313
                   -------------------- -------------------- -------------------- ------------------
 End of period...  477,840  $4,585,390  374,190  $3,629,722  190,410  $1,863,495  152,614 $1,515,137
                   -------------------- -------------------- -------------------- ------------------

SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

 April 30, 2000 (Unaudited)                                    109
                                 CORE BOND FUND

    PAR                                                               MARKET
   VALUE                                                               VALUE

-------------------------------------------------------------------------------
                 SCHEDULE OF INVESTMENTS
                 CORPORATE BONDS - 45.36%

                 AUTO - CARS - 2.72%
 $5,260,000      Daimler Chrysler NA Holding,
                  7.13% due 04/10/03.............................   $ 5,198,615
  3,460,000      General Motors Acceptance Corp.,
                  7.75% due 01/19/10.............................     3,433,462
                                                                    -----------
                                                                      8,632,077
                                                                    -----------
                 BANKS - OTHER - 2.70%
  5,385,000      Bank of America Corp.,
                  7.80% due 02/15/10.............................     5,347,413
  3,300,000      First Union Corp.,
                  6.95% due 11/01/04.............................     3,216,378
                                                                    -----------
                                                                      8,563,791
                                                                    -----------
                 BANKS - REGIONAL - 1.83%
  5,860,000      First Union National Bank,
                  7.88% due 02/15/10.............................     5,811,772
                                                                    -----------
                 CHEMICAL - MAJOR - 1.06%
  3,550,000      Dow Chemical Co.,
                  7.38% due 11/01/29.............................     3,374,098
                                                                    -----------
                 CONGLOMERATES - 1.83%
  5,945,000(1)   Tyco International Group SA,
                  6.88% due 09/05/02.............................     5,817,183
                                                                    -----------
                 CONSUMER FINANCE - 1.89%
  6,625,000      Associates Corp. of North America,
                  6.95% due 11/01/18.............................     5,985,953
                                                                    -----------
                 CONTAINERS - METAL/GLASS - 1.12%
  3,975,000      Owens Corning,
                  7.70% due 05/01/08.............................     3,553,690
                                                                    -----------
                 FINANCE COMPANIES - 6.31%
                 Ford Motor Credit Co.:
  4,035,000       7.50% due 03/15/05.............................     3,983,795
  3,155,000       6.70% due 07/16/04.............................     3,034,227
                 Goldman Sachs Group, Inc.:
  5,770,000       7.80% due 01/28/10.............................     5,680,398
  3,460,000       7.50% due 01/28/05.............................     3,424,234
  4,005,000      Newcourt Credit Group, Inc., Series A,
                  7.13% due 12/17/03.............................     3,915,076
                                                                    -----------
                                                                     20,037,730
                                                                    -----------

    PAR                                                               MARKET
   VALUE                                                               VALUE

-------------------------------------------------------------------------------
                 FINANCIAL SERVICES - 5.28%
 $4,715,000      Countrywide Home,
                  6.25% due 04/15/09.............................   $ 4,104,265
  2,105,000      General Electric Capital Corp.,
                  7.25% due 05/03/04.............................     2,095,738
  3,155,000(1)   Heller Financial, Inc.,
                  7.38% due 11/01/09.............................     2,981,096
  2,690,000      Household Finance Corp.,
                  7.88% due 03/01/07.............................     2,662,185
  4,950,000(1)   Potomac Capital Investment Corp.,
                  7.55% due 11/19/01.............................     4,933,660
                                                                    -----------
                                                                     16,776,944
                                                                    -----------
                 FOODS - 1.09%
  3,460,000      IBP, Inc.,
                  7.95% due 02/01/10.............................     3,445,364
                                                                    -----------
                 MACHINERY -
                 CONSTRUCTION & CONTRACTS - 0.31%
  1,050,000(1)   Lennar Corp.,
                  9.95% due 05/01/10.............................       969,287
                                                                    -----------
                 MERCHANDISE - DRUG - 0.73%
                 Rite Aid Corp.:
  1,590,000       7.13% due 01/15/07.............................       667,800
  4,000,000       6.50% due 12/15/05.............................     1,640,000
                                                                    -----------
                                                                      2,307,800
                                                                    -----------
                 POLLUTION CONTROL - 0.25%
  2,050,000      Laidlaw, Inc.
                  6.50% due 05/01/05.............................       789,250
                                                                    -----------
                 SECURITIES RELATED - 2.90%
  5,775,000      Lehman Brothers Holdings, Inc.,
                  7.75% due 01/15/05.............................     5,684,009
  1,000,000      Merrill Lynch & Co., Inc.,
                  7.20% due 10/15/12.............................       936,080
  2,765,000      Morgan Stanley Dean Witter & Co.,
                  5.63% due 01/20/04.............................     2,592,602
                                                                    -----------
                                                                      9,212,691
                                                                    -----------

    PAR                                                                MARKET
   VALUE                                                                VALUE

--------------------------------------------------------------------------------
            TELECOMMUNICATIONS - 6.32%
 $5,595,000 AT&T Corp.,
             6.50% due 03/15/29...................................   $ 4,719,718
  7,755,000 Bell Atlantic Pennsylvania, Inc.,
             6.00% due 12/01/28...................................     6,050,606
            Bellsouth Capital Funding:
  3,770,000  7.88% due 02/15/30...................................     3,742,291
  3,770,000  7.75% due 02/15/10...................................     3,769,171
  1,835,000 Northwestern Bell Telephone,
             7.75% due 05/01/30...................................     1,801,897
                                                                     -----------
                                                                      20,083,683
                                                                     -----------
            UTILITIES - ELECTRIC - 5.68%
  2,885,000 Appalachian Power Co.,
             8.00% due 06/01/25...................................     2,895,646
  4,000,000 Arizona Public Service,
             5.88% due 02/15/04...................................     3,698,120
  2,940,000 Cinergy Corp.,
             6.13% due 04/15/04...................................     2,742,605
  2,890,000 Edison International, Inc.,
             6.88% due 09/15/04...................................     2,825,004
  2,690,000 National Rural Utilities,
             7.38% due 02/10/03...................................     2,682,845
  3,675,000 Pennsylvania Electric Co., Series C,
             6.63% due 04/01/19...................................     3,215,588
                                                                     -----------
                                                                      18,059,808
                                                                     -----------
            UTILITIES - GAS, PIPELINE - 3.34%
  3,675,000 Enron Corp.,
             6.75% due 09/01/04...................................     3,509,882
  3,780,000 Peco Energy Transition Trust,
             6.13% due 03/01/09...................................     3,440,405
  4,010,000 Williams Companies, Inc.,
             7.63% due 07/15/19...................................     3,676,408
                                                                     -----------
                                                                      10,626,695
                                                                     -----------
            TOTAL CORPORATE BONDS
            (Cost $151,740,811)...................................   144,047,816
                                                                     -----------
            FOREIGN BONDS - 9.85%
            BANKS - OTHER - 1.33%
  4,300,000 Asian Development Bank,
             6.50% due 10/21/02...................................     4,231,930
                                                                     -----------

--------------------------------------------------------------------------------

 110                                    April 30, 2000 (Unaudited)
                           CORE BOND FUND - CONTINUED

     PAR                                                              MARKET
    VALUE                                                              VALUE

-------------------------------------------------------------------------------
                  INSURANCE - MULTILINE - 1.87%
                  Fairfax Financial Holdings, Ltd.:
 $ 2,935,000       8.25% due 10/01/15............................   $ 2,635,425
   3,780,000       7.38% due 03/15/06............................     3,305,429
                                                                    -----------
                                                                      5,940,854
                                                                    -----------
                  SUPRANATIONAL - 0.89%
   2,840,000      International Finance Corp.,
                   7.13% due 04/06/05............................     2,815,491
                                                                    -----------
                  FINANCE COMPANIES - 4.27%
  13,700,000      KFW International Finance,
                   7.13% due 02/15/05............................    13,572,864
                                                                    -----------
                  TELECOMMUNICATIONS - 1.49%
   3,910,000      AT&T Canada, Inc.
                   9.95% due 06/15/08............................     3,120,102
   1,615,000(1)   Vodafone,
                   7.88% due 02/15/30............................     1,581,456
                                                                    -----------
                                                                      4,701,558
                                                                    -----------
                  TOTAL FOREIGN BONDS
                  (Cost $32,252,522).............................    31,262,697
                                                                    -----------
                  UNITED STATES GOVERNMENT -
                  LONG TERM - 36.87%

                  FEDERAL AGENCIES - 6.33%
                  Federal Home Loan Bank:
   3,655,000       7.22% due 02/25/03............................     3,634,422
     900,000       6.01% due 12/03/08............................       810,981
   3,780,000       5.81% due 03/23/09............................     3,387,825
   4,000,000       5.32% due 12/23/08............................     3,470,000
   8,950,000      Government National Mortgage Association,
                   7.50% due 05/01/30............................     8,801,788
                                                                    -----------
                                                                     20,105,016
                                                                    -----------
                  GOVERNMENT SPONSORED - 30.23%
   5,540,000      Federal Farm Credit Bank,
                   6.75% due 07/07/09............................     5,297,625
                  Federal Home Loan Mortgage Corp.:
   3,500,000       8.00% due 06/01/30............................     3,491,250

     PAR
    VALUE                                                           MARKET VALUE

--------------------------------------------------------------------------------
             GOVERNMENT SPONSORED - Continued
 $ 2,850,000  7.50% due 05/01/15.................................   $  2,833,983
   8,650,000  7.25% due 01/15/10.................................      8,624,310
      12,061  7.00% due 09/01/10.................................         11,789
       9,106  7.00% due 07/01/11.................................          8,892
      13,268  7.00% due 11/01/11.................................         12,963
      19,004  7.00% due 02/01/12.................................         18,559
     121,096  7.00% due 03/01/12.................................        118,484
      11,235  7.00% due 05/01/12.................................         10,972
      20,622  7.00% due 05/01/12.................................         20,139
      19,295  7.00% due 06/01/12.................................         18,843
      15,811  7.00% due 09/01/12.................................         15,440
      14,451  7.00% due 10/01/12.................................         14,113
      22,613  7.00% due 07/01/13.................................         22,083
     445,337  7.00% due 04/01/28.................................        426,548
      97,398  7.00% due 10/01/28.................................         93,197
   1,362,862  7.00% due 08/01/29.................................      1,304,504
   7,500,000  7.00% due 05/01/30.................................      7,175,400
   4,000,000  6.65% due 11/07/07.................................      3,840,640
  34,660,000  6.63% due 09/15/09.................................     33,048,623
   2,900,000  6.50% due 05/01/15.................................      2,774,952
  20,775,000  6.50% due 05/17/29.................................     19,385,776
   4,050,000  6.37% due 01/30/08.................................      3,824,091
   3,780,000  6.28% due 02/12/08.................................      3,579,773
                                                                    ------------
                                                                      95,972,949
                                                                    ------------
             U.S. TREASURY NOTES & BONDS - 0.31%
   1,000,000 United States Treasury Notes,
              6.13% due 08/15/07.................................        979,220
                                                                    ------------

             TOTAL UNITED STATES GOVERNMENT -
             LONG TERM
             (Cost $119,526,196).................................    117,057,185
                                                                    ------------
             FOREIGN GOVERNMENT BONDS -
             LONG TERM - 1.80%
             GOVERNMENT BOND - CANADA - 1.80%
   5,765,000 Canada Mortgage & Housing,
              7.20% due 02/01/05.................................      5,718,171
                                                                    ------------
             TOTAL FOREIGN GOVERNMENT BONDS -
             LONG TERM
             (Cost $5,764,495)...................................      5,718,171
                                                                    ------------

     PAR
    VALUE                                                           MARKET VALUE

--------------------------------------------------------------------------------
             CORPORATE SHORT-TERM
             COMMERCIAL PAPER - 18.61%

             FOODS - 3.24%
 $10,323,000 Safeway Inc.,
              6.16% due 05/18/00.................................   $ 10,299,813
                                                                    ------------
             HEALTHCARE - 3.15%
  10,000,000 UnitedHealth Group, Inc.,
              6.05% due 05/08/00.................................      9,988,226
                                                                    ------------
             METALS - STEEL - 3.07%
   9,775,000 Harsco Corp.,
              6.06% due 05/09/00.................................      9,761,821
                                                                    ------------
             OIL/GAS PRODUCERS - 0.55%
   1,753,000 Duke Capital Corp.,
              6.06% due 05/01/00.................................      1,753,000
                                                                    ------------
             UTILITIES - COMMUNICATION - 2.61%
   8,290,000 GTE Corp.,
              6.03% due 05/04/00.................................      8,279,911
                                                                    ------------
             UTILITIES - ELECTRIC - 5.99%
   5,000,000 Appalachian Power,
              6.27% due 05/01/00.................................      5,000,000
   2,026,000 Centennial Energy,
              6.02% due 05/03/00.................................      2,025,322
  12,000,000 Conectiv, Inc.,
              6.20% due 05/15/00.................................     11,970,977
                                                                    ------------
                                                                      18,996,299
                                                                    ------------
             TOTAL CORPORATE SHORT-TERM
             COMMERCIAL PAPER
             (Cost $59,079,070)..................................     59,079,070
                                                                    ------------
             TOTAL INVESTMENTS
             (Cost $368,363,094) - 112.49%.......................   $357,164,939
                                                                    ------------

--------
(1) Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2000, the aggregate value of these securities was $16,282,682, representing 5.13% of net assets.

--------------------------------------------------------------------------------

 April 30, 2000 (Unaudited)                                    111
                           CORE BOND FUND - CONTINUED



-------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
ASSETS:
Investments, at market (cost $368,363,094)........................ $357,164,939
Receivables for:
 Investments sold.................................................   11,003,533
 Fund shares sold.................................................          123
 Dividends and interest...........................................    4,510,719
Other assets......................................................       46,469
                                                                   ------------
TOTAL ASSETS......................................................  372,725,783
                                                                   ------------
Payable for:
 Investments purchased............................................   52,384,999
 Fund shares redeemed.............................................    1,559,033
Payable to affiliates:
 Administrative service fees for Class I..........................          325
 Advisory fees....................................................      256,628
 Distribution fee payable, Class A & B............................          380
 Other............................................................    1,005,114
Accrued expenses and other liabilities............................          834
                                                                   ------------
TOTAL LIABILITIES.................................................   55,207,313
                                                                   ------------
NET ASSETS........................................................ $317,518,470
                                                                   ------------

--------------------------------------------------------------------------------

NET ASSETS REPRESENTED BY:
Shares of beneficial interest, $.01 par value per share,
unlimited shares authorized,
34,562,550 shares outstanding.................................... $    345,625
Additional paid in capital.......................................  341,742,973
Accumulated net realized loss on securities......................  (13,462,033)
Undistributed net investment income..............................       90,060
Unrealized depreciation of securities............................  (11,198,155)
                                                                  ------------
NET ASSETS APPLICABLE
TO SHARES OUTSTANDING............................................ $317,518,470
                                                                  ------------

SEE NOTES TO FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------

COMPUTATION OF NET ASSET VALUE
AND OFFERING PRICE:
Net asset value and redemption price per Class A
share ($136,411 divided by 14,844 shares)............................... $9.19
                                                                         -----
Offering price per Class A share
(100/95.25 of $9.19)*................................................... $9.65
                                                                         -----
Net asset value and offering price per Class B
share ($411,429 divided by 44,745 shares)**............................. $9.19
                                                                         -----
Net asset value, offering price and redemption
price per Class I share ($176,052 divided by
19,152 shares).......................................................... $9.19
                                                                         -----
Net asset value, offering price and redemption
price per Class II share ($316,794,578 divided by
34,483,809 shares)...................................................... $9.19
                                                                         -----
* Offering price includes sales charge of 4.75%.
  The sales charge is reduced for purchases
  of $25,000 and over.
** Redemption price per share is equal to net asset value
   less any applicable contingent deferred sales charge.

--------------------------------------------------------------------------------

 112
                     CORE BOND FUND (Unaudited) - CONTINUED
STATEMENT OF OPERATIONS
For the Six Months Ended April 30, 2000

INVESTMENT INCOME:
Interest........................................................... $11,431,774
                                                                    -----------
 Total investment
  income...........................................................  11,431,774
                                                                    -----------
EXPENSES:
Advisory fees......................................................     768,196
Transfer agent fees................................................     495,249
Custodian fees.....................................................     161,519
Distribution fees:
 Class A...........................................................         172
 Class B...........................................................       1,922
Administrative service fee, Class I................................         118
Registration and filing fees.......................................      34,908
Audit fees and tax services........................................      51,532
Accounting services................................................      47,898
Trustees' fees and expenses........................................      62,967
Report to shareholders.............................................     108,436
Miscellaneous......................................................     112,008
                                                                    -----------
 Total expenses....................................................   1,844,925
 Expense reimbursement (see Note 3)................................    (756,549)
                                                                    -----------
 Net expenses......................................................   1,088,376
                                                                    -----------
NET INVESTMENT INCOME..............................................  10,343,398
                                                                    -----------

REALIZED AND UNREALIZED LOSS ON SECURITIES:
Net realized loss on securities....................................  (5,978,534)
Net unrealized depreciation of securities during the period........  (2,593,835)
                                                                    -----------
Net realized and unrealized loss on securities during the period...  (8,572,369)
                                                                    -----------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS................... $ 1,771,029
                                                                    -----------

STATEMENT OF CHANGES IN NET ASSETS

                                                  For the Six       For the
                                                  Months Ended     Year Ended
                                                 April 30, 2000 October 31, 1999
                                                 -------------------------------
OPERATIONS:
Net investment income..........................  $ 10,343,398     $ 17,604,160
Net realized loss on securities................    (5,978,534)      (6,856,127)
Net unrealized depreciation of securities
 during the period.............................    (2,593,835)      (8,604,320)
                                                 -------------------------------
 Increase in net assets resulting from
  operations...................................     1,771,029        2,143,713
                                                 -------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
 Class A.......................................        (4,424)          (5,521)
 Class B.......................................       (10,635)          (7,561)
 Class I.......................................        (3,021)          (3,535)
 Class II......................................   (10,829,775)     (17,620,398)
                                                 -------------------------------
  Total distributions to shareholders
   from net investment income..................   (10,847,855)     (17,637,015)
                                                 -------------------------------
Net realized gain on securities                             -
 Class A.......................................             -                -
 Class B.......................................             -                -
 Class I.......................................             -                -
 Class II......................................             -                -
                                                 -------------------------------
  Total distributions to shareholders
   from net realized gain on securities........             -                -
                                                 -------------------------------
Decrease in net assets resulting from
 distributions to shareholders.................   (10,847,855)     (17,637,015)
                                                 -------------------------------
SHARE TRANSACTIONS:
Net increase (decrease) in net assets resulting
 from share transactions
 Class A.......................................        10,047          147,076
 Class B.......................................       126,581          314,894
 Class I.......................................       128,995           63,589
 Class II......................................    (1,528,133)     342,820,549
                                                 -------------------------------
Total increase (decrease) in net assets
 resulting
 from share transactions.......................    (1,262,510)     343,346,108
                                                 -------------------------------
TOTAL INCREASE IN NET ASSETS...................   (10,339,336)     327,852,806

NET ASSETS:
 Beginning of year.............................   327,857,806            5,000
                                                 -------------------------------
 End of period (including undistributed net
  investment income of $90,060 and $594,517)...  $317,518,470     $327,857,806
                                                 -------------------------------

--------------------------------------------------------------------------------

 CHANGE IN SHARES                Class A                                  Class B
 OUTSTANDING       ---------------------------------------  ---------------------------------------
                     For the Six           For the            For the Six           For the
                    Months Ended          Year Ended         Months Ended          Year Ended
                   April 30, 2000      October 31, 1999     April 30, 2000      October 31, 1999
                   ----------------  ---------------------  ----------------  ---------------------
                   Shares   Amount    Shares      Amount    Shares   Amount    Shares     Amount
                   ----------------  ---------------------  ----------------  ---------------------
 Shares sold.....   2,370  $ 22,203    138,621  $1,381,108  22,225  $206,918   155,415  $ 1,543,770
 Shares issued
 for
 distributions
 reinvested......      84       778        485       4,724     963     8,933       726        7,011
 Shares
 repurchased.....  (1,395)  (12,934)  (125,446) (1,238,756) (9,576)  (89,270) (125,133)  (1,235,887)
                   ----------------  ---------------------  ----------------  ---------------------
 Increase
 (decrease) in
 shares
 outstanding.....   1,059    10,047     13,660     147,076  13,612   126,581    31,008      314,894
 Shares
 outstanding:
 Beginning of
 period..........  13,785   148,326        125       1,250  31,133   316,144       125        1,250
                   ----------------  ---------------------  ----------------  ---------------------
 End of period...  14,844  $158,373     13,785  $  148,326  44,745  $442,725    31,133  $   316,144
                   ----------------  ---------------------  ----------------  ---------------------
 CHANGE IN SHARES                 Class I                                        Class II
 OUTSTANDING       ------------------------------------------ ---------------------------------------------------
                      For the Six            For the                For the Six                 For the
                     Months Ended           Year Ended             Months Ended               Year Ended
                    April 30, 2000       October 31, 1999         April 30, 2000           October 31, 1999
                   ------------------- ---------------------- ------------------------- -------------------------
                   Shares    Amount     Shares     Amount       Shares       Amount       Shares       Amount
                   ------------------- ---------------------- ------------------------- -------------------------
 Shares sold.....   28,133  $ 260,515   128,718  $ 1,285,174          11  $        100  34,878,992  $344,948,750
 Shares issued
 for
 distributions
 reinvested......      312      2,897       361        3,535   1,167,307    10,830,901   1,820,469    17,620,043
 Shares
 repurchased.....  (14,497)  (134,417) (124,000)  (1,225,120) (1,328,421)  (12,359,134) (2,054,674)  (19,748,244)
                   ------------------- ---------------------- ------------------------- -------------------------
 Increase
 (decrease) in
 shares
 outstanding.....   13,948    128,995     5,079       63,589    (161,103)   (1,528,133) 34,644,787   342,820,549
 Shares
 outstanding:
 Beginning of
 period..........    5,204     64,839       125        1,250  34,644,912   342,821,799         125         1,250
                   ------------------- ---------------------- ------------------------- -------------------------
 End of period...   19,152  $ 193,834     5,204  $    64,839  34,483,809  $341,293,666  34,644,912  $342,821,799
                   ------------------- ---------------------- ------------------------- -------------------------

SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

 April 30, 2000 (Unaudited)                                    113
                              MUNICIPAL BOND FUND

   PAR                                                                 MARKET
  VALUE                                                                 VALUE

--------------------------------------------------------------------------------
          SCHEDULE OF INVESTMENTS
          MUNICIPAL BONDS - 94.12%

          GENERAL OBLIGATIONS - 15.05%
 $270,000 Argyle Texas Independent School District,
           zero coupon due 08/15/14...............................   $   118,230
  250,000 District of Columbia Refunding,
           5.50% due 06/01/09.....................................       252,120
  250,000 Garland Texas,
           4.50% due 02/15/19.....................................       205,112
  225,000 Harris County, Texas,
           4.50% due 10/01/09.....................................       207,521
  200,000 Kerrville Texas Independent School District,
           6.00% due 08/15/13.....................................       208,241
  300,000 Pine Richland School District Pennsylvania,
           zero coupon due 09/01/23...............................        72,464
                                                                     -----------
                                                                       1,063,688
                                                                     -----------
          HEALTHCARE - 16.89%
  250,000 Colorado Health Facilities Authority,
           5.25% due 09/01/18.....................................       202,424
  250,000 Elkhart County Hospital Authority,
           5.25% due 08/15/28.....................................       204,574
  250,000 Louisiana Public Facilities Authority Hospital,
           5.50% due 08/15/19.....................................       205,230
  200,000 Massachusetts State Health & Educational
           Facilities Partners,
           5.13% due 07/01/19.....................................       169,500
  250,000 Michigan State Hospital Finance Authority
           Revenue Bonds, Series A,
           5.25% due 11/15/09.....................................       247,040
  175,000 Washington County Ohio Hospital Revenue,
           5.38% due 09/01/18.....................................       165,148
                                                                     -----------
                                                                       1,193,916
                                                                     -----------
          HOUSING - 2.96%
  225,000 New York State Mortgage Agency,
           4.70% due 04/01/11.....................................       208,922
                                                                     -----------

   PAR                                                                 MARKET
  VALUE                                                                 VALUE

--------------------------------------------------------------------------------
          INDUSTRIAL DEVELOPMENT - 10.03%
 $250,000 Camden Arkansas Pollution Control
           International Paper Co. Project,
           5.70% due 09/01/12.....................................   $   246,628
  250,000 Nekoosa Wisconsin Pollution Control
           Nekoosa Papers, Inc., Project A,
           5.35% due 07/01/15.....................................       221,838
  250,000 Oklahoma Development Finance Authority
           Oklahoma-Pollution Control Revenue,
           4.88% due 06/01/14.....................................       240,528
                                                                     -----------
                                                                         708,994
                                                                     -----------
          LEASE APPROPRIATION - 10.36%
  215,000 Anchorage Alaska Lease Revenue Bonds,
           5.88% due 02/01/13.....................................       220,515
  250,000 New York State Dormatory Authority
           Mental Health,
           6.00% due 02/15/07.....................................       257,128
  250,000 Ohio Building Authority Correctional Facilities,
           5.50% due 10/01/09.....................................       254,963
                                                                     -----------
                                                                         732,606
                                                                     -----------
          PRE-REFUNDED -
          ESCROWED TO MATURITY - 6.71%
  250,000 Maryland State Transit Authority Facility
           Projects Revenue Bond,
           6.80% due 07/01/16.....................................       278,875
  200,000 Lower Colorado River Authority Texas
           Revenue Bond,
           5.25% due 01/01/15.....................................       195,386
                                                                     -----------
                                                                         474,261
                                                                     -----------

          TRANSPORTATION - 9.45%
  225,000 Central Puget Sound Washington Regional,
           5.25% due 02/01/13.....................................       221,085
  225,000 Illinois State Highway Authority Toll,
           5.50% due 01/01/15.....................................       223,639
  225,000 Portland Oregon Airport Revenue,
           5.25% due 07/01/11.....................................       222,921
                                                                     -----------
                                                                         667,645
                                                                     -----------

   PAR                                                                 MARKET
  VALUE                                                                 VALUE

--------------------------------------------------------------------------------
          UTILITIES - 16.41%
 $225,000 Long Island Power Authority New York Electric,
           5.00% due 04/01/12.....................................   $   219,348
  250,000 Lower Colorado River Authority
           Texas Revenue,
           6.00% due 05/15/10.....................................       262,893
  250,000 Philadelphia Pennsylvania Gas Works,
           5.38% due 07/01/12.....................................       248,108
  250,000 South Carolina State Public Service Revenue,
           5.63% due 01/01/13.....................................       252,678
  225,000 Wyandotte County Kansas City Unified
           Government,
           4.50% due 09/01/28.....................................       176,540
                                                                     -----------
                                                                       1,159,567
                                                                     -----------
          WATER - 6.26%
  230,000 Green River-Sweetwater-County Wyoming,
           Series B,
           4.50% due 03/01/14.....................................       228,489
  225,000 Honolulu Hawaii City & County,
           5.25% due 07/01/15.....................................       214,130
                                                                     -----------
                                                                         442,619
                                                                     -----------
          TOTAL MUNICIPAL BONDS
          (Cost $7,124,071).......................................     6,652,218
                                                                     -----------
          SHORT TERM SECURITIES
          VARIABLE RATE DEMAND NOTES - 4.24%

          EDUCATION - 2.83%
  200,000 South Carolina Educational Facility,
           5.05% due 10/01/26.....................................       200,000
                                                                     -----------
          STUDENT LOAN - 1.41%
  100,000 Missouri Higher Education Loan Authority,
           5.10% due 06/01/17.....................................       100,000
                                                                     -----------
          TOTAL SHORT TERM SECURITIES
          VARIABLE RATE DEMAND NOTES
          (Cost $300,000).........................................       300,000
                                                                     -----------
          TOTAL INVESTMENTS
          (Cost $7,424,071) - 98.36%..............................   $ 6,952,218
                                                                     -----------

--------------------------------------------------------------------------------

 114                                            April 30, 2000 (Unaudited)
                        MUNICIPAL BOND FUND - CONTINUED


---------------------------------------------------------------------------
 STATEMENT OF ASSETS AND LIABILITIES
 ASSETS:
 Investments, at market (Cost $7,424,071)......................  $6,952,218
 Receivables for:
  Fund shares sold.............................................         316
  Dividends and interest.......................................      99,128
 Other assets..................................................     497,748
                                                                 ----------
 TOTAL ASSETS..................................................   7,549,410
                                                                 ----------
 LIABILITIES:
 Payable for:
  Investments purchased........................................     432,775
  Fund shares redeemed.........................................         356
 Payable to affiliates:
  Advisory fees................................................       5,918
  Distribution fees for Class A & B............................       3,833
  Other........................................................      38,131
 Accrued expenses and other liabilities........................         151
                                                                 ----------
 TOTAL LIABILITIES.............................................     481,164
                                                                 ----------
 NET ASSETS....................................................  $7,068,246
                                                                 ----------

--------------------------------------------------------------------------------

NET ASSETS REPRESENTED BY:
Shares of beneficial interest, $.01 par value per share,
unlimited shares authorized, 778,361 shares outstanding........ $    7,784
Additional paid in capital.....................................  7,700,451
Accumulated net realized loss on securities....................   (168,920)
Undistributed net investment income............................        784
Unrealized depreciation of securities..........................   (471,853)
                                                                ----------
NET ASSETS APPLICABLE TO SHARES OUTSTANDING.................... $7,068,246
                                                                ----------

SEE NOTES TO FINANCIAL STATEMENTS.



--------------------------------------------------------------------------
 COMPUTATION OF NET ASSET VALUE
 AND OFFERING PRICE:
 Net asset value and redemption price per Class A
 share ($3,228,178 divided by 355,437 shares)..................  $   9.08
                                                                 --------
 Offering price per Class A share
 (100/95.25 of $9.08)*.........................................  $   9.53
                                                                 --------
 Net asset value and offering price per Class B
 share ($3,840,068 divided by 422,924 shares)**................  $   9.08
                                                                 --------
 *  Offering price includes sales charge of 4.75%. The sales charge is reduced for purchases of $25,000 and over.
 ** Redemption price per share is equal to net asset value
    less any applicable contingent deferred sales charge.

--------------------------------------------------------------------------------

                                                               115
                  MUNICIPAL BOND FUND (Unaudited) - CONTINUED
STATEMENT OF OPERATIONS
For the Six Months Ended April 30, 2000

INVESTMENT INCOME:
Tax-exempt interest............................................. $189,419
                                                                 --------
 Total investment income........................................  189,419
                                                                 --------
EXPENSES:
Advisory fees...................................................   17,849
Transfer agent fees.............................................   11,195
Custodian fees..................................................    3,972
Distribution fees:
 Class A........................................................    3,972
 Class B........................................................   19,808
Registration and filing fees....................................   10,669
Audit fees and tax services.....................................    1,470
Accounting services.............................................    1,071
Trustees' fees and expenses.....................................    1,203
Report to shareholders..........................................    1,880
Miscellaneous...................................................    2,357
                                                                 --------
 Total expenses.................................................   75,446
 Expense reimbursement (see Note 3).............................  (23,112)
                                                                 --------
 Net expenses...................................................   52,334
                                                                 --------
NET INVESTMENT INCOME...........................................  137,085
                                                                 --------
REALIZED AND UNREALIZED GAIN (LOSS) ON SECURITIES:
Net realized loss on securities................................. (147,989)
Net unrealized appreciation of securities during the period.....  155,503
                                                                 --------
 Net realized and unrealized gain on securities during
 the period.....................................................    7,514
                                                                 --------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS................ $144,599
                                                                 --------

STATEMENT OF CHANGES IN NET ASSETS
                                                For the Six       For the
                                                Months Ended     Year Ended
                                               April 30, 2000 October 31, 1999
                                               -------------------------------
OPERATIONS:
Net investment income......................... $  137,085        $  199,322
Net realized loss on securities...............   (147,989)          (20,931)
Net unrealized appreciation (depreciation) of
securities
during the period.............................    155,503          (627,356)
                                               -------------------------------
 Increase (decrease) in net assets resulting
 from operations..............................    144,599          (448,965)
                                               -------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
 Class A......................................    (67,378)          (99,998)
 Class B......................................    (68,923)          (99,324)
                                               -------------------------------
  Total distributions to shareholders
  from net investment income..................   (136,301)         (199,322)
                                               -------------------------------
Net realized gain on securities
 Class A......................................          -                 -
 Class B......................................          -                 -
                                               -------------------------------
Total distributions to shareholders
from net realized gain on securities..........          -                 -
                                               -------------------------------
Decrease in net assets resulting from
distributions to shareholders.................   (136,301)         (199,322)
                                               -------------------------------
SHARE TRANSACTIONS:
Net increase (decrease) in net assets
resulting from share transactions
 Class A......................................    219,835         3,281,484
 Class B......................................   (239,556)        4,441,472
                                               -------------------------------
Total increase (decrease) in net assets
resulting
from share transactions.......................    (19,721)        7,722,956
                                               -------------------------------
TOTAL INCREASE IN NET ASSETS..................    (11,423)        7,074,669

NET ASSETS:
 Beginning of year............................  7,079,669             5,000
                                               -------------------------------
 End of period (including undistributed
 investment income of $784 and $0)............ $7,068,246        $7,079,669
                                               -------------------------------

--------------------------------------------------------------------------------

 CHANGE IN SHARES                         Class A                                   Class B
 OUTSTANDING               ----------------------------------------  ----------------------------------------
                              For the Six            For the            For the Six            For the
                              Months Ended          Year Ended          Months Ended          Year Ended
                             April 30, 2000      October 31, 1999      April 30, 2000      October 31, 1999
                           -------------------  -------------------  -------------------  -------------------
                           Shares     Amount    Shares     Amount    Shares     Amount    Shares     Amount
                           -------------------  -------------------  -------------------  -------------------
 Shares sold.............   71,930  $  663,557  323,646  $3,207,747   42,621  $  386,250  452,335  $4,470,919
 Shares issued for
 distributions
 reinvested..............    7,421      67,238   10,147      97,610    7,346      66,552    9,600      91,777
 Shares repurchased......  (55,429)   (510,960)  (2,528)    (23,873) (76,559)   (692,358) (12,669)   (121,224)
                           -------------------  -------------------  -------------------  -------------------
 Increase (decrease) in
 shares outstanding......   23,922     219,835  331,265   3,281,484  (26,592)   (239,556) 449,266   4,441,472
 Shares outstanding:
 Beginning of period.....  331,515   3,283,984      250       2,500  449,516   4,443,972      250       2,500
                           -------------------  -------------------  -------------------  -------------------
 End of period...........  355,437  $3,503,819  331,515  $3,283,984  422,924  $4,204,416  449,516  $4,443,972
                           -------------------  -------------------  -------------------  -------------------

SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

 116                                    April 30, 2000 (Unaudited)
                               MONEY MARKET FUND

   PAR                                                                 MARKET
  VALUE                                                                 VALUE

--------------------------------------------------------------------------------
          SCHEDULE OF INVESTMENTS
          COMMERCIAL PAPER - 104.20%

          BANKS - REGIONAL - 4.13%
 $959,000 Bank One Corp,
           6.07% due 05/22/00.....................................   $   955,585
                                                                     -----------
          BEVERAGE - SOFT DRINKS - 4.17%
  370,000 Coca-Cola Co.,
           6.17% due 06/07/00.....................................       367,652
  602,000 Coca-Cola Enterprises, Inc.,
           6.05% due 06/09/00.....................................       598,046
                                                                     -----------
                                                                         965,698
                                                                     -----------
          CHEMICAL - MAJOR - 7.57%
  960,000 E.I. DuPont de Nemours & Co.,
           6.00% due 05/30/00.....................................       955,346
  800,000 PPG Industries, Inc.,
           6.00% due 05/09/00.....................................       798,929
                                                                     -----------
                                                                       1,754,275
                                                                     -----------
          CONSUMER FINANCE - 7.18%
  474,000 Associates Corp. of North America,
           5.95% due 05/15/00.....................................       472,901
  900,000 Countrywide Home Loans,
           6.06% due 05/25/00.....................................       896,360
  296,000 Sears Roebuck Acceptance Corp.,
           6.00% due 06/08/00.....................................       294,109
                                                                     -----------
                                                                       1,663,370
                                                                     -----------
          FINANCE COMPANIES - 12.04%
  800,000 Bell Atlantic Financial Services, Inc.,
           6.05% due 05/30/00.....................................       796,083
  698,000 Ciesco, L.P.,
           6.03% due 06/09/00.....................................       693,425
  435,000 General Electric Capital Corp.,
           6.03% due 06/05/00.....................................       432,442
  472,000 General Motors Acceptance Corp.,
           5.88% due 05/09/00.....................................       471,376
  399,000 Salomon Smith Barney Holdings,
           6.05% due 06/12/00.....................................       396,174
                                                                     -----------
                                                                       2,789,500
                                                                     -----------

    PAR                                                                MARKET
   VALUE                                                                VALUE

--------------------------------------------------------------------------------
            FOODS - 7.14%
 $  700,000 Albertson's Inc.,
             6.11% due 07/14/00...................................   $   699,797
    960,000 Kellogg Co.,
             6.06% due 06/05/00...................................       954,334
                                                                     -----------
                                                                       1,654,131
                                                                     -----------
            FOREIGN GOVERNMENT - 1.79%
    416,000 Province of British Columbia,
             6.05% due 06/01/00...................................       413,819
                                                                     -----------
            GOVERNMENT SPONSORED - 0.86%
    200,000 Federal Home Loan Mortgage Corp.,
             5.79% due 06/22/00...................................       198,294
                                                                     -----------
            HARDWARE & TOOLS - 4.19%
    975,000 Snap-on, Inc.,
             6.07% due 06/02/00...................................       969,714
                                                                     -----------
            HEALTHCARE - 7.37%
    900,000 Baxter International, Inc.,
             6.05% due 06/12/00...................................       893,627
    821,000 Cardinal Health, Inc.,
             6.11% due 06/21/00...................................       813,860
                                                                     -----------
                                                                       1,707,487
                                                                     -----------
            HOUSEHOLD PRODUCTS - 3.88%
    900,000 Colgate-Palmolive Co.,
             6.05% due 05/17/00...................................       897,579
                                                                     -----------
            INSURANCE - LIFE - 4.18%
    991,000 Jefferson-Pilot Corp.,
             6.12% due 09/07/00...................................       969,054
                                                                     -----------
            INSURANCE - MULTILINE - 7.86%
    921,000 Aon Corp.,
             5.95% due 05/19/00...................................       920,037
    900,000 Marsh & McLennan Companies, Inc.,
             6.02% due 05/03/00...................................       899,698
                                                                     -----------
                                                                       1,819,735
                                                                     -----------
            MACHINERY - INDUSTRIAL/SPECIALTY - 6.19%
    434,000 Cooper Industries, Inc.,
             6.10% due 05/01/00...................................       434,000
  1,000,000 Dover Corp.,
             6.13% due 02/28/01...................................     1,000,000
                                                                     -----------
                                                                       1,434,000
                                                                     -----------

   PAR                                                                 MARKET
  VALUE                                                                 VALUE

--------------------------------------------------------------------------------
          MERCHANDISING - MASS - 1.48%
 $344,000 Wal-Mart Stores, Inc.,
           6.00% due 05/31/00.....................................   $   342,277
                                                                     -----------
          PHOTOGRAPHY - 3.84%
  900,000 Eastman Kodak Co.,
           6.18% due 07/14/00.....................................       888,555
                                                                     -----------
          SECURITIES RELATED - 8.24%
  944,000 Merrill Lynch & Co.,
           6.01% due 05/24/00.....................................       941,100
  971,000 Morgan Stanley Dean Witter & Co.,
           5.93% due 05/26/00.....................................       966,955
                                                                     -----------
                                                                       1,908,055
                                                                     -----------
          UTILITIES - COMMUNICATION - 8.07%
  900,000 Bellsouth Telecom, Inc.,
           6.00% due 05/02/00.....................................       899,849
  973,000 GTE Corp.,
           6.08% due 05/01/00.....................................       970,623
                                                                     -----------
                                                                       1,870,472
                                                                     -----------
          UTILITIES - ELECTRIC - 4.02%
  670,000 Conectiv, Inc.,
           6.22% due 05/12/00.....................................       668,725
  268,000 Southern California Edison Co.,
           6.12% due 06/22/00.....................................       265,628
                                                                     -----------
                                                                         934,353
                                                                     -----------
          TOTAL INVESTMENTS
          (Cost $24,135,953) - 104.20%............................    24,135,953
                                                                     -----------

--------------------------------------------------------------------------------

 April 30, 2000 (Unaudited)                                    117
                         MONEY MARKET FUND - CONTINUED



-----------------------------------------------------------------------------
 STATEMENT OF ASSETS AND LIABILITIES
 ASSETS:
 Investments, at market (Cost $24,135,953)......................  $24,135,953
 Receivables for:
  Fund shares sold..............................................      812,664
  Dividends and interest........................................       12,747
 Other assets...................................................       33,534
                                                                  -----------
 TOTAL ASSETS...................................................   24,994,898
                                                                  -----------
 LIABILITIES:
 Payable for fund shares redeemed...............................    1,731,952
 Payable to affiliates:
  Administrative service fees for Class I.......................        7,358
  Advisory fees.................................................       10,228
  Distribution fees for Class A & B.............................        6,392
  Other.........................................................       80,868
                                                                  -----------
 TOTAL LIABILITIES..............................................    1,836,798
                                                                  -----------
 NET ASSETS.....................................................  $23,158,100
                                                                  -----------

--------------------------------------------------------------------------------

NET ASSETS REPRESENTED BY:
Shares of beneficial interest, $.01 par value per share,
unlimited shares authorized, 23,158,100 shares outstanding....... $   231,581
Additional paid in capital.......................................  22,926,519
                                                                  -----------
NET ASSETS APPLICABLE TO SHARES OUTSTANDING...................... $23,158,100
                                                                  -----------


SEE NOTES TO FINANCIAL STATEMENTS.



--------------------------------------------------------------------------
 COMPUTATION OF NET ASSET VALUE
 AND OFFERING PRICE:
 Net asset value, offering price and redemption price
 per Class A share ($13,543,692 divided by
 13,543,692 shares)...........................................  $1.00
                                                                -----
 Net asset value and offering price per Class B
 share ($4,409,710 divided by 4,409,710 shares)*..............  $1.00
                                                                -----
 Net asset value, offering price and redemption
 price per Class I share ($3,858,409 divided
 by 3,858,409 shares).........................................  $1.00
                                                                -----
 Net asset value, offering price and redemption
 price per Class II share ($1,346,289 divided
 by 1,346,289 shares).........................................  $1.00
                                                                -----
 * Redemption price per share is equal to net asset
   value less any applicable contingent deferred sales
   charge.

--------------------------------------------------------------------------------

 118
                   MONEY MARKET FUND (Unaudited) - CONTINUED
STATEMENT OF OPERATIONS
For the Six Months Ended April 30, 2000

INVESTMENT INCOME:
Interest.............................................................. $703,735
                                                                       --------
 Total investment income..............................................  703,735
                                                                       --------
EXPENSES:
Advisory fees.........................................................   29,585
Transfer agent fees...................................................   38,126
Custodian fees........................................................   15,161
Distribution fees:
 Class A..............................................................   13,311
 Class B..............................................................   27,526
Administrative service fee, Class I...................................    3,973
Registration and filing fees..........................................   19,294
Audit fees and tax services...........................................    5,102
Accounting services...................................................    3,550
Trustees' fees and expenses...........................................    2,934
Report to shareholders................................................    3,720
Miscellaneous.........................................................    7,400
                                                                       --------
 Total expenses.......................................................  169,682
 Expense reimbursement (see Note 3)...................................  (64,234)
                                                                       --------
 Net expenses.........................................................  105,448
                                                                       --------
NET INVESTMENT INCOME.................................................  598,287
                                                                       --------

INCREASE IN NET ASSETS RESULTING FROM OPERATIONS...................... $598,287
                                                                       --------

STATEMENT OF CHANGES IN NET ASSETS

                                                For the Six       For the
                                                Months Ended     Year Ended
                                               April 30, 2000 October 31, 1999
                                               -------------------------------
OPERATIONS:
Net investment income......................... $   598,287      $   588,074
                                               -------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
 Class A......................................    (275,820)        (147,687)
 Class B......................................    (120,195)        (141,895)
 Class I......................................     (83,619)         (79,445)
 Class II.....................................    (118,653)        (219,047)
                                               -------------------------------
Decrease in net assets resulting from
 distributions to shareholders................    (598,287)        (588,074)
                                               -------------------------------
SHARE TRANSACTIONS:
Net increase (decrease) in net assets
 resulting from share transactions
 Class A......................................   5,995,014        7,547,428
 Class B......................................  (1,648,456)       6,056,916
 Class I......................................     948,403        2,908,756
 Class II.....................................  (3,322,760)       4,667,799
                                               -------------------------------
Total increase in net assets resulting from
 share transactions...........................   1,972,201       21,180,899
                                               -------------------------------
TOTAL INCREASE IN NET ASSETS..................   1,972,201       21,180,899

NET ASSETS:
 Beginning of year............................  21,185,899            5,000
                                               -------------------------------
 End of period................................ $23,158,100      $21,185,899

                                               -------------------------------
------------------------------------------------------------------------------
CHANGE IN SHARES OUTSTANDING

                                      Class A                                           Class B
                   ------------------------------------------------  -------------------------------------------------
                        For the Six                For the                 For the Six                For the
                        Months Ended              Year Ended              Months Ended               Year Ended
                       April 30, 2000          October 31, 1999          April 30, 2000           October 31, 1999
                   -----------------------  -----------------------  ------------------------  -----------------------
                     Shares      Amount       Shares      Amount       Shares       Amount       Shares      Amount
                   -----------------------  -----------------------  ------------------------  -----------------------
 Shares sold.....  12,367,539  $12,367,539   9,440,120  $ 9,440,120    1,789,663  $ 1,789,663   7,462,979  $ 7,462,979
 Shares issued
 for
 distributions
 reinvested......     275,235      275,235     148,413      148,413      118,408      118,408     142,305      142,305
 Shares
 repurchased.....  (6,647,760)  (6,647,760) (2,041,105)  (2,041,105)  (3,556,527)  (3,556,527) (1,548,368)  (1,548,368)
                   -----------------------  -----------------------  ------------------------  -----------------------
 Increase
 (decrease) in
 shares
 outstanding.....   5,995,014    5,995,014   7,547,428    7,547,428   (1,648,456)  (1,648,456)  6,056,916    6,056,916
 Shares
 outstanding:
 Beginning of
 period..........   7,548,678    7,548,678       1,250        1,250    6,058,166    6,058,166       1,250        1,250
                   -----------------------  -----------------------  ------------------------  -----------------------
 End of period...  13,543,692   13,543,692   7,548,678  $ 7,548,678    4,409,710  $ 4,409,710   6,058,166  $ 6,058,166
                   -----------------------  -----------------------  ------------------------  -----------------------
                                     Class I                                          Class II
                   ----------------------------------------------- --------------------------------------------------
                        For the Six               For the               For the Six                 For the
                        Months Ended             Year Ended             Months Ended              Year Ended
                       April 30, 2000         October 31, 1999         April 30, 2000          October 31, 1999
                   ------------------------ ---------------------- ------------------------ -------------------------
                     Shares      Amount      Shares      Amount      Shares      Amount       Shares       Amount
                   ------------------------ ---------------------- ------------------------ -------------------------
 Shares sold.....   7,356,551  $ 7,356,551  3,788,358  $3,788,358         100  $       100    9,248,750  $ 9,248,750
 Shares issued
 for
 distributions
 reinvested......      84,007       84,007     80,380      80,380     118,653      118,653      219,321      219,321
 Shares
 repurchased.....  (6,492,155)  (6,492,155)  (959,982)   (959,982) (3,441,513)  (3,441,513)  (4,800,272)  (4,800,272)
                   ------------------------ ---------------------- ------------------------ -------------------------
 Increase
 (decrease) in
 shares
 outstanding.....     948,403      948,403  2,908,756   2,908,756  (3,322,760)  (3,322,760)   4,667,799    4,667,799
 Shares
 outstanding:
 Beginning of
 period..........   2,910,006    2,910,006      1,250      1, 250   4,669,049    4,669,049        1,250        1,250
                   ------------------------ ---------------------- ------------------------ -------------------------
 End of period...   3,858,409  $ 3,858,409  2,910,006  $2,910,006   1,346,289  $ 1,346,289    4,669,049  $ 4,669,049
                   ------------------------ ---------------------- ------------------------ -------------------------

SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

 April 30, 2000 (Unaudited)                                    119
                          MUNICIPAL MONEY MARKET FUND

   PAR                                                                 MARKET
  VALUE                                                                 VALUE

--------------------------------------------------------------------------------
          SCHEDULE OF INVESTMENTS
          SHORT TERM SECURITIES
          VARIABLE RATE DEMAND NOTES -
          MUNICIPALITIES - 98.83%

          EDUCATION - 6.82%
 $200,000 Michigan State University,
          4.90% due 08/15/22......................................   $   200,000
  300,000 South Carolina Educational Facility,
          5.05% due 10/01/26......................................       300,000
                                                                     -----------
                                                                         500,000
                                                                     -----------
          GENERAL OBLIGATIONS - 10.22%
  300,000 Chicago Illinois,
          5.00% due 01/01/12......................................       300,000
  200,000 Massachusetts State,
          5.00% due 09/01/16......................................       200,000
  250,000 Orlando Florida,
          5.00% due 10/01/21......................................       250,000
                                                                     -----------
                                                                         750,000
                                                                     -----------
          HEALTHCARE - 19.08%
  200,000 Bruce Michigan Healthcare,
          4.95% due 05/01/18......................................       200,000
  100,000 Colorado Health Facilities Authority,
          5.00% due 05/15/20......................................       100,000
  300,000 Florence County South Carolina Hospital Revenue,
          5.05% due 11/01/15......................................       300,000
          Fort Wayne Indiana Hospital Authority:
  100,000 5.00% due 01/01/16......................................       100,000
  100,000 5.00% due 01/01/20......................................       100,000
  200,000 Louisiana Public Facilities Authority Hospital,
          5.10% due 09/01/27......................................       200,000
  100,000 Missouri State Health & Educational Facilities,
          5.00% due 11/01/19......................................       100,000
  300,000 North Carolina Medical Care Community Hospital,
          5.90% due 10/01/20......................................       300,000
                                                                     -----------
                                                                       1,400,000
                                                                     -----------

   PAR                                                                 MARKET
  VALUE                                                                 VALUE

--------------------------------------------------------------------------------
          HOSPITAL MANAGEMENT - 2.73%
 $100,000 Quakertown Pennsylvania,
          5.00% due 07/01/05......................................   $   100,000
  100,000 South Carolina Jobs,
          5.00% due 11/01/25......................................       100,000
                                                                     -----------
                                                                         200,000
                                                                     -----------
          HOUSING - 10.22%
  100,000 Community Development Administration
          MD Avalon Lea Apartments Project,
          adjustable coupon due 06/15/26..........................       100,000
  300,000 Maine Street Housing Authority,
          5.10% due 10/28/32......................................       300,000
  250,000 Massachusetts State Housing Finance,
          4.95% due 12/01/25......................................       250,000
  100,000 New York City New York Housing Development,
          4.95% due 11/15/19......................................       100,000
                                                                     -----------
                                                                         750,000
                                                                     -----------
          INDUSTRIAL DEVELOPMENT - 15.68%
  200,000 Ashland Kentucky Pollution Control,
          4.90% due 04/01/09......................................       200,000
  100,000 Cuyahoga County Ohio,
          5.00% due 12/01/15......................................       100,000
  250,000 Duluth Minnesota Tax Increment Revenue,
          5.00% due 09/01/10......................................       250,000
          Illinois Dev BIMBA Manufacturing Co.,
  100,000 5.15% due 10/01/15......................................       100,000
  100,000 5.15% due 05/01/16......................................       100,000
  200,000 Louisiana State Offshore Terminal Authority,
          5.00% due 10/01/19......................................       200,000
  200,000 Philadelphia Pennsylvania Authority,
          5.10% due 12/01/08......................................       200,000
                                                                     -----------
                                                                       1,150,000
                                                                     -----------
          STUDENT LOAN - 17.72%
  300,000 Indiana Secondary Market Educational Loans,
          5.10% due 12/01/14......................................       300,000
  250,000 Kentucky Higher Education Student Loan,
          5.05% due 07/15/18......................................       250,000

   PAR                                                                 MARKET
  VALUE                                                                 VALUE

--------------------------------------------------------------------------------
          STUDENT LOAN - Continued
 $200,000 Missouri Higher Education Loan Authority Student Loan,
          5.10% due 12/01/05......................................   $   200,000
  200,000 North Texas Higher Education Authority,
          5.10% due 04/01/20......................................       200,000
  100,000 Pennsylvania Higher Education,
          5.10% due 12/01/25......................................       100,000
  250,000 Utah State Board Regents Student Loan,
          5.10% due 11/01/25......................................       250,000
                                                                     -----------
                                                                       1,300,000
                                                                     -----------
          TRANSPORTATION - 2.73%
  200,000 Illinois State Toll Highway Authority,
          5.05% due 01/01/16......................................       200,000
                                                                     -----------
          UTILITIES - 9.54%
  200,000 Detroit Michigan Sewer Disposal Revenue,
          5.00% due 07/01/23......................................       200,000
  250,000 Municipal Electric Authority Georgia,
          5.05% due 01/01/20......................................       250,000
  250,000 Piedmont Municipal Power Agency
          South Carolina Electric,
          5.05% due 12/01/15......................................       250,000
                                                                     -----------
                                                                         700,000
                                                                     -----------
          WATER - 4.09%
  200,000 Grand Rapids Michigan Water Supply Revenue,
          4.95% due 01/01/20......................................       200,000
  100,000 Massachusetts State Water Reservoir Authority,
          4.95% due 04/01/28......................................       100,000
                                                                     -----------
                                                                         300,000
                                                                     -----------
          TOTAL INVESTMENTS
          (Cost $7,250,000) - 98.83%..............................   $ 7,250,000
                                                                     -----------

--------------------------------------------------------------------------------

 120                                    April 30, 2000 (Unaudited)
                    MUNICIPAL MONEY MARKET FUND - CONTINUED



------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
ASSETS:
Investments, at market (Cost $7,250,000)........................ $7,250,000
Receivables for:
 Fund shares sold...............................................     14,099
 Dividends and interest.........................................     36,545
Other assets....................................................     82,734
                                                                 ----------
TOTAL ASSETS....................................................  7,383,378
                                                                 ----------
LIABILITIES:
Payable for fund shares redeemed................................      1,042
Payable to affiliates:
 Advisory fees..................................................      6,094
 Distribution fees for Class A & B..............................      3,272
 Other..........................................................     37,216
                                                                 ----------
TOTAL LIABILITIES...............................................     47,624
                                                                 ----------
NET ASSETS...................................................... $7,335,754
                                                                 ----------
------------------------------------------

NET ASSETS REPRESENTED BY:
Shares of beneficial interest, $.01 par value per share,
unlimited shares authorized, 7,335,754 shares outstanding....... $   73,358
Additional paid in capital......................................  7,262,396
                                                                 ----------
NET ASSETS APPLICABLE TO SHARES OUTSTANDING..................... $7,335,754
                                                                 ----------


SEE NOTES TO FINANCIAL STATEMENTS.




----------------------------------------------------------------------------
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Net asset value and redemption price per Class A
share ($4,463,947 divided by 4,463,947 shares).................. $     1.00
                                                                 ----------
Net asset value and offering price per Class B share
($2,871,807 divided by 2,871,807 shares)*....................... $     1.00
                                                                 ----------
* Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

--------------------------------------------------------------------------------

                                                               121
              MUNICIPAL MONEY MARKET FUND (Unaudited) - CONTINUED
STATEMENT OF OPERATIONS
For the Six Months Ended April 30, 2000

INVESTMENT INCOME:
Tax-exempt interest............................................... $135,921
                                                                   --------
 Total investment income..........................................  135,921
                                                                   --------
EXPENSES:
Advisory fees.....................................................   18,010
Transfer agent fees...............................................   11,323
Custodian fees....................................................    4,059
Distribution fees:
 Class A..........................................................    5,275
 Class B..........................................................   14,919
Registration and filing fees......................................   11,116
Audit fees and tax services.......................................    1,504
Accounting services...............................................    1,081
Trustees' fees and expenses.......................................    1,110
Report to shareholders............................................    1,688
Miscellaneous.....................................................    2,192
                                                                   --------
 Total expenses...................................................   72,277
 Expense reimbursement (see Note 3)...............................  (23,240)
                                                                   --------
 Net expenses.....................................................   49,037
                                                                   --------
NET INVESTMENT INCOME.............................................   86,884
                                                                   --------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.................. $ 86,884
                                                                   --------

STATEMENT OF CHANGES IN NET ASSETS

                                                For the Six       For the
                                                Months Ended     Year Ended
                                               April 30, 2000 October 31, 1999
                                               -------------------------------
OPERATIONS:
Net investment income......................... $   86,884        $   99,461
                                               -------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
 Class A......................................    (57,585)          (61,916)
 Class B......................................    (29,299)          (37,545)
                                               -------------------------------
Decrease in net assets resulting from
distributions to shareholders.................    (86,884)          (99,461)
                                               -------------------------------
SHARE TRANSACTIONS:
Net increase in net assets resulting from
share transactions
 Class A......................................    812,568         3,648,879
 Class B......................................     30,886         2,838,421
                                               -------------------------------
Total increase in net assets resulting from
share transactions............................    843,454         6,487,300
                                               -------------------------------
TOTAL INCREASE IN NET ASSETS..................    843,454         6,487,300

NET ASSETS:
 Beginning of year............................  6,492,300             5,000
                                               -------------------------------
 End of period................................ $7,335,754        $6,492,300
                                               -------------------------------

--------------------------------------------------------------------------------

 CHANGE IN SHARES                            Class A                                        Class B
 OUTSTANDING               ----------------------------------------------  --------------------------------------------
                                For the Six               For the              For the Six              For the
                                Months Ended             Year Ended            Months Ended            Year Ended
                               April 30, 2000         October 31, 1999        April 30, 2000        October 31, 1999
                           -----------------------  ---------------------  ---------------------  ---------------------
                             Shares      Amount      Shares      Amount     Shares      Amount     Shares      Amount
                           -----------------------  ---------------------  ---------------------  ---------------------
 Shares sold.............   1,810,671  $ 1,810,671  3,984,748  $3,984,748    438,066  $  438,066  2,853,653  $2,853,653
 Shares issued for
 distributions
 reinvested..............      57,500       57,500     61,818      61,818     29,270      29,270     37,545      37,545
 Shares repurchased......  (1,055,603)  (1,055,603)  (397,687)   (397,687)  (436,450)   (436,450)   (52,777)    (52,777)
                           -----------------------  ---------------------  ---------------------  ---------------------
 Increase in shares
 outstanding.............     812,568      812,568  3,648,879   3,648,879     30,886      30,886  2,838,421   2,838,421
 Shares outstanding:
 Beginning of period.....   3,651,379    3,651,379      2,500       2,500  2,840,921   2,840,921      2,500       2,500
                           -----------------------  ---------------------  ---------------------  ---------------------
 End of period...........   4,463,947  $ 4,463,947  3,651,379  $3,651,379  2,871,807  $2,871,807  2,840,921  $2,840,921
                           -----------------------  ---------------------  ---------------------  ---------------------

SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

 122                                    April 30, 2000 (Unaudited)
                             GROWTH LIFESTYLE FUND

   NUMBER                                                              MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
              SCHEDULE OF INVESTMENTS
              INVESTMENT COMPANIES - AFFILIATED - 99.84%
              BOND FUNDS - 9.90%
              AGSPC 2 Domestic Bond Fund:
     35,017   Class A.............................................   $   320,408
    103,583   Class B.............................................       948,823
     27,873   Class I.............................................       255,312
     18,961   Class II............................................       173,686
                                                                     -----------
                                                                       1,698,229
                                                                     -----------
              INTERNATIONAL EQUITY FUNDS - 25.04%
              AGSPC 2 International Growth Fund:
     28,523   Class A.............................................       421,574
     85,524   Class B.............................................     1,249,507
     22,712   Class I.............................................       336,144
     15,403   Class II............................................       228,587
              AGSPC 2 International Value Fund:
     23,303   Class A.............................................       387,754
     69,995   Class B.............................................     1,150,025
     18,558   Class I.............................................       309,182
     12,583   Class II............................................       210,254
                                                                     -----------
                                                                       4,293,027
                                                                     -----------
              LARGE CAP EQUITY FUNDS - 29.53%
              AGSPC 2 Large Cap Growth Fund:
     40,167   Class A.............................................       638,658
    120,704   Class B.............................................     1,893,838
     31,987   Class I.............................................       509,234
     21,740   Class II............................................       346,320
              AGSPC 2 Large Cap Value Fund:
     28,523   Class A.............................................       315,746
     84,659   Class B.............................................       935,481
     22,724   Class I.............................................       251,783
     15,467   Class II............................................       171,219
                                                                     -----------
                                                                       5,062,279
                                                                     -----------

SEE NOTES TO FINANCIAL STATEMENTS.

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
              MID CAP EQUITY FUNDS - 14.84%
              AGSPC 2 Mid Cap Growth Fund:
    13,036    Class A.............................................   $   159,171
    39,136    Class B.............................................       471,985
    10,369    Class I.............................................       126,919
     7,035    Class II............................................        86,384
              AGSPC 2 Mid Cap Value Fund:
    25,959    Class A.............................................       321,635
    77,848    Class B.............................................       948,965
    20,665    Class I.............................................       255,624
    14,041    Class II............................................       173,831
                                                                     -----------
                                                                       2,544,514
                                                                     -----------
              SMALL CAP EQUITY FUNDS - 20.53%
              AGSPC 2 Small Cap Growth Fund:
    30,001    Class A.............................................       501,023
    90,077    Class B.............................................     1,484,461
    23,858    Class I.............................................       399,144
    16,167    Class II............................................       271,613
              AGSPC 2 Small Cap Value Fund:
    15,770    Class A.............................................       161,639
    47,478    Class B.............................................       484,274
    12,688    Class I.............................................       129,929
     8,622    Class II............................................        88,459
                                                                     -----------
                                                                       3,520,542
                                                                     -----------
              TOTAL INVESTMENT COMPANIES -
              AFFILIATED
              (Cost $16,311,251)..................................    17,118,591
                                                                     -----------
              TOTAL INVESTMENTS
              (Cost $16,311,251) - 99.84%.........................   $17,118,591
                                                                     -----------

--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
ASSETS:
Investments, at market (Cost $16,311,251)......................... $17,118,591
Receivables for:
 Investments sold.................................................     163,381
 Fund shares sold.................................................      23,855
 Dividends and interest...........................................      11,409
Other assets......................................................      54,984
                                                                   -----------
TOTAL ASSETS......................................................  17,372,220
                                                                   -----------
LIABILITIES:
Payable for:
  Investments purchased...........................................     223,902
  Fund shares redeemed............................................          98
Payable to affiliates-
Advisory fees.....................................................       2,732
Accrued expenses and other liabilities............................         135
                                                                   -----------
TOTAL LIABILITIES.................................................     226,867
                                                                   -----------
NET ASSETS........................................................ $17,145,353
                                                                   -----------



------------------------------------------------------------------------------
NET ASSETS REPRESENTED BY:
Shares of beneficial interest, $.01 par value per share,
  unlimited shares authorized, 1,295,486 shares outstanding....... $    12,955
Additional paid in capital........................................  14,951,709
Undistributed net realized gain on securities.....................   1,666,882
Accumulated net investment loss...................................    (293,533)
Unrealized appreciation of securities.............................     807,340
                                                                   -----------
NET ASSETS APPLICABLE TO SHARES OUTSTANDING....................... $17,145,353
                                                                   -----------

------------------------------------------------------------------------------

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Net asset value and redemption price per Class A
share ($3,206,887 divided by 242,214 shares)....................... $     13.24
                                                                    -----------
Offering price per Class A share (100/94.25 of $13.24)*............ $     14.05
                                                                    -----------
Net asset value and offering price per Class B share
($9,631,974 divided by 727,780 shares)**........................... $     13.23
                                                                    -----------
Net asset value, offering price and redemption price per
Class I share ($2,573,707 divided by 194,464 shares)............... $     13.23
                                                                    -----------
Net asset value, offering price and redemption price per
Class II share ($1,732,785 divided by 131,028 shares).............. $     13.22
                                                                    -----------
*  Offering price includes sales charge of 5.75%. The sales charge is reduced for purchases of $25,000 and over.
** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

--------------------------------------------------------------------------------

                                                               123
                 GROWTH LIFESTYLE FUND (Unaudited) - CONTINUED
STATEMENT OF OPERATIONS
For the Six Months Ended April 30, 2000

INVESTMENT INCOME:
Dividends.......................................................... $   81,808
Interest...........................................................        860
                                                                    ----------
 Total investment income...........................................     82,668

EXPENSES:
Advisory fees......................................................      6,802
                                                                    ----------
NET INVESTMENT INCOME..............................................     75,866
                                                                    ----------

REALIZED AND UNREALIZED GAIN (LOSS) ON SECURITIES:
Net realized gain on securities....................................  1,372,722
Capital gain distributions.........................................    294,154
Net unrealized depreciation of securities during the period........   (182,650)
                                                                    ----------
 Net realized and unrealized gain on securities during the period..  1,484,226
                                                                    ----------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS................... $1,560,092
                                                                    ----------

STATEMENT OF CHANGES IN NET ASSETS
                                                For the Six       For the
                                                Months Ended     Year Ended
                                               April 30, 2000 October 31, 1999
                                               -------------------------------
OPERATIONS:
Net investment income......................... $    75,866       $   43,845
Net realized gain on securities...............   1,372,722          131,422
Capital gain distributions....................     294,154                -
Net unrealized appreciation (depreciation) of
securities during the period..................    (182,650)         989,990
                                               -------------------------------
 Increase in net assets resulting from
 operations...................................   1,560,092        1,165,257
                                               -------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
 Class A......................................     (71,057)          (7,843)
 Class B......................................    (196,618)         (13,419)
 Class I......................................     (56,912)          (7,389)
 Class II.....................................     (52,622)          (7,384)
                                               -------------------------------
  Total distributions to shareholders
  from net investment income..................    (377,209)         (36,035)
                                               -------------------------------
Net realized gain on securities
 Class A......................................     (24,592)               -
 Class B......................................     (68,468)               -
 Class I......................................     (19,814)               -
 Class II.....................................     (18,542)               -
                                               -------------------------------
  Total distributions to shareholders
  from net realized gain on securities........    (131,416)               -
                                               -------------------------------
Decrease in net assets resulting from
distributions to shareholders.................    (508,625)         (36,035)
                                               -------------------------------
SHARE TRANSACTIONS:
Net increase in net assets resulting from
share transactions
 Class A......................................   1,073,261        1,667,344
 Class B......................................   4,197,099        4,523,841
 Class I......................................     865,984        1,304,837
 Class II.....................................      71,165        1,256,133
                                               -------------------------------
Total increase in net assets resulting from
share transactions............................   6,207,509        8,752,155
                                               -------------------------------
TOTAL INCREASE IN NET ASSETS..................   7,258,976        9,881,377

NET ASSETS:
 Beginning of year............................   9,886,377            5,000
                                               -------------------------------
 End of period (including accumulated net
 investment income (loss) of $(293,533) and
 $7,810)...................................... $17,145,353       $9,886,377

                                               -------------------------------
------------------------------------------------------------------------------

 CHANGE IN SHARES                 Class A                                   Class B
 OUTSTANDING       ----------------------------------------  ----------------------------------------
                      For the Six            For the            For the Six            For the
                      Months Ended          Year Ended          Months Ended          Year Ended
                     April 30, 2000      October 31, 1999      April 30, 2000      October 31, 1999
                   -------------------  -------------------  -------------------  -------------------
                   Shares     Amount    Shares     Amount    Shares     Amount    Shares     Amount
                   -------------------  -------------------  -------------------  -------------------
 Shares sold.....   79,474  $1,063,389  161,537  $1,664,691  322,383  $4,301,858  413,726  $4,534,939
 Shares issued
 for
 distributions
 reinvested......    7,180      95,039      682       7,811   19,818     262,255    1,164      13,408
 Shares
 repurchased.....   (6,316)    (85,167)    (468)     (5,158) (27,321)   (367,014)  (2,115)    (24,506)
                   -------------------  -------------------  -------------------  -------------------
 Increase in
 shares
 outstanding.....   80,338   1,073,261  161,751   1,667,344  314,880   4,197,099  412,775   4,523,841
 Shares
 outstanding:
 Beginning of
 period..........  161,876   1,668,594      125       1,250  412,900   4,525,091      125       1,250
                   -------------------  -------------------  -------------------  -------------------
 End of period...  242,214  $2,741,855  161,876  $1,668,594  727,780  $8,722,190  412,900  $4,525,091
                   -------------------  -------------------  -------------------  -------------------
 CHANGE IN SHARES                 Class I                                  Class II
 OUTSTANDING       ----------------------------------------- ---------------------------------------
                      For the Six            For the            For the Six            For the
                      Months Ended          Year Ended          Months Ended          Year Ended
                     April 30, 2000      October 31, 1999      April 30, 2000      October 31, 1999
                   -------------------- -------------------- -------------------- ------------------
                   Shares     Amount    Shares     Amount    Shares     Amount    Shares    Amount
                   -------------------- -------------------- -------------------- ------------------
 Shares sold.....   69,830  $  938,839  130,012  $1,308,193        8  $      100  124,875 $1,248,750
 Shares issued
 for
 distributions
 reinvested......    5,791      76,638      648       7,389    5,380      71,165      648      7,383
 Shares
 repurchased.....  (11,029)   (149,493)    (913)    (10,745)      (8)       (100)       -          -
                   -------------------- -------------------- -------------------- ------------------
 Increase in
 shares
 outstanding.....   64,592     865,984  129,747   1,304,837    5,380      71,165  125,523  1,256,133
 Shares
 outstanding:
 Beginning of
 period..........  129,872   1,306,087      125       1,250  125,648   1,257,383      125      1,250
                   -------------------- -------------------- -------------------- ------------------
 End of period...  194,464  $2,172,071  129,872  $1,306,087  131,028  $1,328,548  125,648 $1,257,383
                   -------------------- -------------------- -------------------- ------------------

SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

 124                                    April 30, 2000 (Unaudited)
                         MODERATE GROWTH LIFESTYLE FUND

   NUMBER                                                              MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
             SCHEDULE OF INVESTMENTS
             INVESTMENT COMPANIES - AFFILIATED - 99.69%
             BOND FUNDS - 29.76%
             AGSPC 2 Domestic Bond Fund:
     90,500  Class A..............................................   $   828,076
    298,605  Class B..............................................     2,735,220
     90,768  Class I..............................................       831,436
     53,001  Class II.............................................       485,490
                                                                     -----------
                                                                       4,880,222
                                                                     -----------
             INTERNATIONAL EQUITY FUNDS - 15.06%
             AGSPC 2 International Growth Fund:
     14,203  Class A..............................................       209,923
     47,462  Class B..............................................       693,413
     14,241  Class I..............................................       210,772
      8,291  Class II.............................................       123,035
             AGSPC 2 International Value Fund:
     12,570  Class A..............................................       209,173
     42,081  Class B..............................................       691,387
     12,606  Class I..............................................       210,020
      7,337  Class II.............................................       122,597
                                                                     -----------
                                                                       2,470,320
                                                                     -----------
             LARGE CAP EQUITY FUNDS - 29.55%
             AGSPC 2 Large Cap Growth Fund:
     25,999  Class A..............................................       413,391
     87,074  Class B..............................................     1,366,185
     26,073  Class I..............................................       415,078
     15,211  Class II.............................................       242,316
             AGSPC 2 Large Cap Value Fund:
     36,928  Class A..............................................       408,788
    122,148  Class B..............................................     1,349,741
     37,044  Class I..............................................       410,453
     21,643  Class II.............................................       239,593
                                                                     -----------
                                                                       4,845,545
                                                                     -----------
             MID CAP EQUITY FUNDS - 11.92%
             AGSPC 2 Mid Cap Growth Fund:
      6,751  Class A..............................................        82,424
     22,586  Class B..............................................       272,389
      6,762  Class I..............................................        82,761
      3,938  Class II.............................................        48,353
             AGSPC 2 Mid Cap Value Fund:
     20,106  Class A..............................................       249,117
     67,525  Class B..............................................       823,126
     20,238  Class I..............................................       250,349
     11,806  Class II.............................................       146,156
                                                                     -----------
                                                                       1,954,675
                                                                     -----------

SEE NOTES TO FINANCIAL STATEMENTS.

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            SMALL CAP EQUITY FUNDS - 13.40%
            AGSPC 2 Small Cap Growth Fund:
    17,259  Class A...............................................   $   288,230
    57,757  Class B...............................................       951,829
    17,287  Class I...............................................       289,213
    10,056  Class II..............................................       168,945
            AGSPC 2 Small Cap Value Fund:
     8,245  Class A...............................................        84,508
    27,409  Class B...............................................       279,573
     8,285  Class I...............................................        84,844
     4,831  Class II..............................................        49,570
                                                                     -----------
                                                                       2,196,712
                                                                     -----------
            TOTAL INVESTMENT COMPANIES -
            AFFILIATED
            (Cost $15,394,192)....................................    16,347,474
                                                                     -----------
            TOTAL INVESTMENTS
            (Cost $15,394,192) - 99.69%...........................   $16,347,474
                                                                     -----------

--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
ASSETS:
Investments, at market (Cost $15,394,192).......................... $16,347,474
Receivables for:
 Investments sold..................................................     142,809
 Fund shares sold..................................................      42,371
 Dividends and interest............................................      23,367
Other assets.......................................................      41,204
                                                                    -----------
TOTAL ASSETS.......................................................  16,597,225
                                                                    -----------

LIABILITIES:
Payable for:
 Investments purchased.............................................     195,374
 Fund shares redeemed..............................................         752
Payable to affiliates-Advisory fees................................       2,614
Accrued expenses and other liabilities.............................         719
                                                                    -----------
TOTAL LIABILITIES..................................................     199,459
                                                                    -----------
NET ASSETS......................................................... $16,397,766
                                                                    -----------



--------------------------------------------------------------------------------
NET ASSETS REPRESENTED BY:
Shares of beneficial interest, $.01 par value per share, unlimited shares authorized,
1,335,346 shares outstanding......................................  $    13,353
Additional paid in capital........................................   14,712,286
Undistributed net realized gain on securities.....................      988,538
Accumulated net investment loss...................................     (269,693)
Unrealized appreciation of securities.............................      953,282
                                                                    -----------
NET ASSETS APPLICABLE
TO SHARES OUTSTANDING.............................................  $16,397,766
                                                                    -----------


--------------------------------------------------------------------------------

COMPUTATION OF NET ASSET VALUE
AND OFFERING PRICE:
Net asset value and redemption price per Class A
share ($2,774,668 divided by 225,840 shares)......................  $     12.29
                                                                    -----------
Offering price per Class A share
(100/94.25 of $12.29)*............................................  $     13.04
                                                                    -----------
Net asset value and offering price per Class B
share ($9,244,443 divided by 752,432 shares) **...................  $     12.29
                                                                    -----------
Net asset value, offering price and redemption
price per Class I share ($2,770,824 divided by
225,772 shares)...................................................  $     12.27
                                                                    -----------
Net asset value, offering price and redemption
price per Class II share ($1,607,831 divided by
131,302 shares)...................................................  $     12.25
                                                                    -----------

* Offering price includes sales charge of 5.75%. The sales charge is reduced for purchases of $25,000 and over.
** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

--------------------------------------------------------------------------------

                                                               125
             MODERATE GROWTH LIFESTYLE FUND (Unaudited) - CONTINUED STATEMENT OF OPERATIONS
For the Six Months Ended April 30, 2000

INVESTMENT INCOME:
Dividends............................................................ $  117,155
                                                                      ----------
 Total investment income.............................................    117,155

EXPENSES:
Advisory fees........................................................      7,019
                                                                      ----------
NET INVESTMENT INCOME................................................    110,136
                                                                      ----------

REALIZED AND UNREALIZED GAIN ON SECURITIES:
Net realized gain on securities......................................    716,868
Capital gain distribution............................................    271,669
Net unrealized appreciation of securities during the period..........    213,954
                                                                      ----------
 Net realized and unrealized gain on securities during the period....  1,202,491
                                                                      ----------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS..................... $1,312,627
                                                                      ----------

STATEMENT OF CHANGES IN NET ASSETS
                                                For the Six       For the
                                                Months Ended     Year Ended
                                               April 30, 2000 October 31, 1999
                                               -------------------------------
OPERATIONS:
Net investment income......................... $   110,136      $    98,624
Net realized gain on securities...............     716,868           87,982
Capital gain distribution.....................     271,669                -
Net unrealized appreciation of securities
during the period.............................     213,954          739,328
                                               -------------------------------
 Increase in net assets resulting from
 operations...................................   1,312,627          925,934
                                               -------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
 Class A......................................     (69,236)         (18,579)
 Class B......................................    (214,952)         (35,672)
 Class I......................................     (57,886)         (18,006)
 Class II.....................................     (48,560)         (15,562)
                                               -------------------------------
  Total distributions to shareholders
  from net investment income..................    (390,634)         (87,819)
                                               -------------------------------
Net realized gain on securities
 Class A......................................     (15,414)               -
 Class B......................................     (48,559)               -
 Class I......................................     (12,830)               -
 Class II.....................................     (11,178)               -
                                               -------------------------------
  Total distributions to shareholders
  from net realized gain on securities........     (87,981)               -
                                               -------------------------------
Decrease in net assets resulting from
distributions to shareholders.................    (478,615)         (87,819)
                                               -------------------------------
SHARE TRANSACTIONS:
Net increase in net assets resulting from
share transactions
 Class A......................................     708,383        1,731,166
 Class B......................................   3,232,796        5,250,001
 Class I......................................   1,115,319        1,358,924
 Class II.....................................      59,738        1,264,312
                                               -------------------------------
Total increase in net assets resulting from
share transactions............................   5,116,236        9,604,403
                                               -------------------------------
TOTAL INCREASE IN NET ASSETS..................   5,950,248       10,442,518

NET ASSETS:
 Beginning of year............................  10,447,518            5,000
                                               -------------------------------
 End of period (including accumulated net
 investment loss of $269,693 and $10,805)..... $16,397,766      $10,447,518
                                               -------------------------------

------------------------------------------------------------------------------

 CHANGE IN SHARES                 Class A                                   Class B
 OUTSTANDING       ----------------------------------------  ----------------------------------------
                      For the Six            For the            For the Six            For the
                      Months Ended          Year Ended          Months Ended          Year Ended
                     April 30, 2000      October 31, 1999      April 30, 2000      October 31, 1999
                   -------------------  -------------------  -------------------  -------------------
                   Shares     Amount    Shares     Amount    Shares     Amount    Shares     Amount
                   -------------------  -------------------  -------------------  -------------------
 Shares sold.....   53,813  $  662,057  167,065  $1,718,775  296,661  $3,604,531  490,629  $5,299,614
 Shares issued
 for
 distributions
 reinvested......    6,943      84,611    1,665      18,578   21,417     261,432    3,143      35,286
 Shares
 repurchased.....   (3,199)    (38,285)    (572)     (6,187) (51,996)   (633,167)  (7,547)    (84,899)
                   -------------------  -------------------  -------------------  -------------------
 Increase in
 shares
 outstanding.....   57,557     708,383  168,158   1,731,166  266,082   3,232,796  486,225   5,250,001
 Shares
 outstanding:
 Beginning of
 period..........  168,283   1,732,416      125       1,250  486,350   5,251,251      125       1,250
                   -------------------  -------------------  -------------------  -------------------
 End of period...  225,840  $2,440,799  168,283  $1,732,416  752,432  $8,484,047  486,350  $5,251,251
                   -------------------  -------------------  -------------------  -------------------
 CHANGE IN SHARES                 Class I                                  Class II
 OUTSTANDING       ----------------------------------------- ---------------------------------------
                      For the Six            For the            For the Six            For the
                      Months Ended          Year Ended          Months Ended          Year Ended
                     April 30, 2000      October 31, 1999      April 30, 2000      October 31, 1999
                   -------------------- -------------------- -------------------- ------------------
                   Shares     Amount    Shares     Amount    Shares     Amount    Shares    Amount
                   -------------------- -------------------- -------------------- ------------------
 Shares sold.....  101,684  $1,252,335  133,299  $1,342,797        8  $       98  124,875 $1,248,750
 Shares issued
 for
 distributions
 reinvested......    5,762      70,238    1,620      18,006    4,908      59,738    1,394     15,562
 Shares
 repurchased.....  (16,555)   (207,254)    (163)     (1,879)      (8)        (98)       -          -
                   -------------------- -------------------- -------------------- ------------------
 Increase in
 shares
 outstanding.....   90,891   1,115,319  134,756   1,358,924    4,908      59,738  126,269  1,264,312
 Shares
 outstanding:
 Beginning of
 period..........  134,881   1,360,174      125       1,250  126,394   1,265,562      125      1,250
                   -------------------- -------------------- -------------------- ------------------
 End of period...  225,772  $2,475,493  134,881  $1,360,174  131,302  $1,325,300  126,394 $1,265,562
                   -------------------- -------------------- -------------------- ------------------

SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

 126                                    April 30, 2000 (Unaudited)
                       CONSERVATIVE GROWTH LIFESTYLE FUND

   NUMBER                                                              MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
             SCHEDULE OF INVESTMENTS
             INVESTMENT COMPANIES - AFFILIATED - 99.95%
             BOND FUNDS - 49.86%
             AGSPC 2 Domestic Bond Fund:
    129,510  Class A..............................................   $ 1,185,019
    499,915  Class B..............................................     4,579,218
    129,638  Class I..............................................     1,187,481
     84,347  Class II.............................................       772,619
                                                                     -----------
                                                                       7,724,337
                                                                     -----------
             INTERNATIONAL EQUITY FUNDS - 8.08%
             AGSPC 2 International Growth Fund:
      6,513  Class A..............................................        96,269
     25,424  Class B..............................................       371,438
      6,507  Class I..............................................        96,311
      4,221  Class II.............................................        62,646
             AGSPC 2 International Value Fund:
      5,765  Class A..............................................        95,931
     22,541  Class B..............................................       370,351
      5,760  Class I..............................................        95,966
      3,736  Class II.............................................        62,423
                                                                     -----------
                                                                       1,251,335
                                                                     -----------
             LARGE CAP EQUITY FUNDS - 25.74%
             AGSPC 2 Large Cap Growth Fund:
     19,367  Class A..............................................       307,934
     75,792  Class B..............................................     1,189,169
     19,360  Class I..............................................       308,210
     12,586  Class II.............................................       200,491
             AGSPC 2 Large Cap Value Fund:
     27,534  Class A..............................................       304,801
    106,321  Class B..............................................     1,174,843
     27,505  Class I..............................................       304,752
     17,907  Class II.............................................       198,235
                                                                     -----------
                                                                       3,988,435
                                                                     -----------

SEE NOTES TO FINANCIAL STATEMENTS.

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            MID CAP EQUITY FUNDS - 8.02%
            AGSPC 2 Mid Cap Growth Fund:
     3,869  Class A...............................................   $    47,241
    15,123  Class B...............................................       182,381
     3,862  Class I...............................................        47,271
     2,506  Class II..............................................        30,775
            AGSPC 2 Mid Cap Value Fund:
    11,651  Class A...............................................       144,353
    45,501  Class B...............................................       554,652
    11,561  Class I...............................................       143,009
     7,515  Class II..............................................        93,033
                                                                     -----------
                                                                       1,242,715
                                                                     -----------
            SMALL CAP EQUITY FUNDS - 8.25%
            AGSPC 2 Small Cap Growth Fund:
     8,882  Class A...............................................       148,327
    34,805  Class B...............................................       573,591
     8,888  Class I...............................................       148,702
     5,761  Class II..............................................        96,779
            AGSPC 2 Small Cap Value Fund:
     4,568  Class A...............................................        46,825
    18,007  Class B...............................................       183,676
     4,731  Class I...............................................        48,449
     3,074  Class II..............................................        31,539
                                                                     -----------
                                                                       1,277,888
                                                                     -----------
            TOTAL INVESTMENT COMPANIES -
            AFFILIATED
            (Cost $15,124,130)....................................    15,484,710
                                                                     -----------
            TOTAL INVESTMENTS
            (Cost $15,124,130) - 99.95%...........................   $15,484,710
                                                                     -----------



-------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
ASSETS:
Investments, at market (Cost $15,124,130).......................... $15,484,710
Receivables for:
 Investments sold..................................................      62,383
 Fund shares sold..................................................      10,058
 Dividends and interest............................................      32,731
 Other assets......................................................     280,197
                                                                    -----------
TOTAL ASSETS.......................................................  15,870,079
                                                                    -----------
LIABILITIES:
Payable for:
 Investments purchased.............................................     371,347
 Fund shares redeemed..............................................         348
Payable to affiliates-Advisory fees................................       2,444
Accrued expenses and other liabilities.............................       3,514
                                                                    -----------
TOTAL LIABILITIES..................................................     377,653
                                                                    -----------
NET ASSETS......................................................... $15,492,426
                                                                    -----------

--------------------------------------------------------------------------------

 April 30, 2000 (Unaudited)                                    127
                 CONSERVATIVE GROWTH LIFESTYLE FUND - CONTINUED

-------------------------------------------------------------------------------
NET ASSETS REPRESENTED BY:
Shares of beneficial interest, $.01 par value per share,
unlimited shares authorized,
1,331,438 shares outstanding.................................. $    13,314
Additional paid in capital....................................  14,322,886
Undistributed net realized gain on securities.................     987,106
Accumulated net investment loss...............................    (191,460)
Unrealized appreciation of securities.........................     360,580
                                                               -----------
NET ASSETS APPLICABLE
TO SHARES OUTSTANDING......................................... $15,492,426
                                                               -----------

-------------------------------------------------------------------------------

COMPUTATION OF NET ASSET VALUE
AND OFFERING PRICE:
Net asset value and redemption price per Class A
share ($2,366,484 divided by 203,700 shares).................. $     11.62
                                                               -----------
Offering price per Class A share
(100/94.25 of $11.62)*........................................ $     12.33
                                                               -----------
Net asset value and offering price per Class B
share ($9,243,754 divided by 793,529 shares)**................ $     11.65
                                                               -----------
Net asset value, offering price and redemption
price per Class I share ($2,348,271 divided by
202,021 shares)............................................... $     11.62
                                                               -----------
Net asset value, offering price and redemption
price per Class II share ($1,533,917 divided by 132,188
shares)....................................................... $     11.60
                                                               -----------
*  Offering price includes sales charge of 5.75%.
   The sales charge is reduced for purchases
   of $25,000 and over.
** Redemption price per share is equal to net asset value
   less any applicable contingent deferred sales charge.

SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

 128
           CONSERVATIVE GROWTH LIFESTYLE FUND (Unaudited) - CONTINUED STATEMENT OF OPERATIONS
For the Six Months Ended April 30, 2000

INVESTMENT INCOME:
Dividends........................................................... $  153,538
Interest............................................................        330
                                                                     ----------
 Total investment income............................................    153,868
                                                                     ----------

EXPENSES:
Advisory fees.......................................................      6,381
                                                                     ----------
NET INVESTMENT INCOME...............................................    147,487
                                                                     ----------

REALIZED AND UNREALIZED GAIN (LOSS) ON SECURITIES:
Net realized gain on securities.....................................    794,396
Capital gain distributions..........................................    194,618
Net unrealized depreciation of securities during the period.........   (106,172)
                                                                     ----------
 Net realized and unrealized gain on securities during the period...    882,842
                                                                     ----------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.................... $1,030,329
                                                                     ----------

STATEMENT OF CHANGES IN NET ASSETS

                                                For the Six       For the
                                                Months Ended     Year Ended
                                               April 30, 2000 October 31, 1999
                                               -------------------------------
OPERATIONS:
Net investment income......................... $   147,487      $   144,689
Net realized gain on securities...............     794,396           99,813
Capital gain distributions....................     194,618                -
Net unrealized appreciation (depreciation) of
securities during the period..................    (106,172)         466,752
                                               -------------------------------
 Increase in net assets resulting from
 operations...................................   1,030,329          711,254
                                               -------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
 Class A......................................     (57,432)         (28,694)
 Class B......................................    (198,007)         (52,880)
 Class I......................................     (52,227)         (25,850)
 Class II.....................................     (42,954)         (25,592)
                                               -------------------------------
  Total distributions to shareholders
  from net investment income..................    (350,620)        (133,016)
                                               -------------------------------
Net realized gain on securities
 Class A......................................     (16,902)               -
 Class B......................................     (57,065)               -
 Class I......................................     (14,924)               -
 Class II.....................................     (12,830)               -
                                               -------------------------------
  Total distributions to shareholders
  from net realized gain on securities........    (101,721)               -
                                               -------------------------------
Decrease in net assets resulting from
distributions to shareholders.................    (452,341)        (133,016)
                                               -------------------------------
SHARE TRANSACTIONS:
Net increase in net assets resulting from
share transactions
 Class A......................................     478,221        1,651,288
 Class B......................................   3,043,060        5,695,871
 Class I......................................     755,373        1,377,276
 Class II.....................................      55,769        1,274,342
                                               -------------------------------
Total increase in net assets resulting from
share transactions............................   4,332,423        9,998,777
                                               -------------------------------
TOTAL INCREASE IN NET ASSETS..................   4,910,411       10,577,015

NET ASSETS:
 Beginning of year............................  10,582,015            5,000
                                               -------------------------------
 End of period (including accumulated
 net investment income (loss) of ($191,460)
 and $11,673)................................. $15,492,426      $10,582,015
                                               -------------------------------

-----------------------------------------------------------------------------------------------------
 CHANGE IN SHARES                 Class A                                   Class B
 OUTSTANDING       ----------------------------------------  ----------------------------------------
                      For the Six            For the            For the Six            For the
                      Months Ended          Year Ended          Months Ended          Year Ended
                     April 30, 2000      October 31, 1999      April 30, 2000      October 31, 1999
                   -------------------  -------------------  -------------------  -------------------
                   Shares     Amount    Shares     Amount    Shares     Amount    Shares     Amount
                   -------------------  -------------------  -------------------  -------------------
 Shares sold.....   35,589  $  410,435  161,245  $1,641,759  250,201  $2,908,740  532,302  $5,703,840
 Shares issued
 for
 distributions
 reinvested......    6,440      74,297    2,626      28,624   21,670     250,695    4,759      52,029
 Shares
 repurchased.....     (567)     (6,511)  (1,758)    (19,095) (10,067)   (116,375)  (5,461)    (59,998)
                   -------------------  -------------------  -------------------  -------------------
 Increase in
 shares
 outstanding.....   41,462     478,221  162,113   1,651,288  261,804   3,043,060  531,600   5,695,871
 Shares
 outstanding:
 Beginning of
 period..........  162,238   1,652,538      125       1,250  531,725   5,697,121      125       1,250
                   -------------------  -------------------  -------------------  -------------------
 End of period...  203,700  $2,130,759  162,238  $1,652,538  793,529  $8,740,181  531,725  $5,697,121
                   ===================  ===================  ===================  ===================
 CHANGE IN SHARES                 Class I                                  Class II
 OUTSTANDING       ----------------------------------------- ---------------------------------------
                      For the Six            For the            For the Six            For the
                      Months Ended          Year Ended          Months Ended          Year Ended
                     April 30, 2000      October 31, 1999      April 30, 2000      October 31, 1999
                   -------------------- -------------------- -------------------- ------------------
                   Shares     Amount    Shares     Amount    Shares     Amount    Shares    Amount
                   -------------------- -------------------- -------------------- ------------------
 Shares sold.....   68,852  $  763,378  134,800  $1,357,610        9  $      100  124,375 $1,248,750
 Shares issued
 for
 distributions
 reinvested......    5,696      65,713    2,374      25,851    4,837      55,769    2,851     25,592
 Shares
 repurchased.....   (9,260)    (73,718)    (566)     (6,185)      (9)       (100)       -          -
                   -------------------- -------------------- -------------------- ------------------
 Increase in
 shares
 outstanding.....   65,288     755,373  136,608   1,377,276    4,837      55,769  127,226  1,274,342
 Shares
 outstanding:
 Beginning of
 period..........  136,733   1,378,526      125       1,250  127,351   1,275,592      125      1,250
                   -------------------- -------------------- -------------------- ------------------
 End of period...  202,021  $2,133,899  136,733  $1,378,526  132,188  $1,331,361  127,351 $1,275,592
                   ==================== ==================== ==================== ==================

SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

                                                               129
                         NOTES TO FINANCIAL STATEMENTS
Note 1 -- Organization

 American General Series Portfolio Company 2 (the "Series" or "AGSPC 2") was organized as a Delaware business trust on March 16, 1998 by The Variable Annuity Life Insurance Company ("VALIC"). The Series is registered under the Investment Company Act of 1940 (the "1940 Act") as amended, as an open-end, management investment company. On October 7, 1998, VALIC contributed $100,000 to the Series as its initial funding. On November 2, 1998, VALIC contributed an additional $99,900,000 and the Series commenced operations. The Series consists of the following 24 separate investment portfolios or "funds", each of which is, in effect, a separate mutual fund issuing its own separate classes of shares of beneficial interest.
  Stock Index Fund                     Science & Technology Fund
  Mid Cap Index Fund                   Balanced Fund
  Small Cap Index Fund                 High Yield Bond Fund
  International Growth Fund            Strategic Bond Fund
  Large Cap Growth Fund                Domestic Bond Fund
  Mid Cap Growth Fund                  Core Bond Fund
  Small Cap Growth Fund                Municipal Bond Fund
  International Value Fund             Money Market Fund
  Large Cap Value Fund                 Municipal Money Market Fund
  Mid Cap Value Fund                   Growth Lifestyle Fund*
  Small Cap Value Fund                 Moderate Growth Lifestyle Fund*
  Socially Responsible Fund            Conservative Growth Lifestyle Fund*

* The Lifestyle Funds represent "Funds of Funds" which invest in other AGSPC 2 funds.

The Science & Technology Fund commenced operations on March 1, 2000. The Stock Index Fund, Mid Cap Index Fund, Small Cap Index Fund, Municipal Bond Fund, and Municipal Money Market Fund offer only Class A and Class B shares of beneficial interest. The Science & Technology Fund is offered in Class A, Class B and Institutional Class I shares of beneficial interest. The remaining 18 AGSPC 2 funds offer Class A, Class B, Class I and Class II shares. Class A shares are sold with a front-end sales charge and Class B shares are subject to a contingent deferred sales charge.

Note 2 -- Significant Accounting Policies

 The financial statements have been prepared in accordance with generally accepted accounting principles ("GAAP"). GAAP requires accruals which occasionally are based upon management estimates. The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements.
A. Investment Valuation
 Securities listed or traded on a national exchange are valued daily at their last reported sale price. In the absence of any exchange sales on that day and for unlisted issues, securities are valued at the last sale price on the NASDAQ National Market System. In the absence of any National Market System sales on that day, securities are valued at the last reported bid price. However, options written for which other over-the-counter market quotations are readily available are valued at the last reported asked price, in the absence of any National Market System sales on that day. Futures contracts, options thereon, and options on stock indexes are valued at the amount which would be received upon a current disposition of such investments (i.e., their fair market value), in the absence of any sales on that day. Short term debt securities for which market quotations are readily available are valued at the last reported bid price. However, any short term security with a remaining maturity of 60 days or less and all investments of the Money Market Fund and the Municipal Money
Market Fund are valued by the amortized cost method which approximates fair market value. Investments for which market quotations are not readily available are valued at fair value as determined in good faith by, or under authority delegated by, the Series' Board of Trustees. Lifestyle fund securities are valued at the net asset value (market value) of the underlying AGSPC 2 fund.
B. Options, Futures, and Forward Currency Contracts
 Call and Put Options. When a Fund writes a call or a put option, an amount equal to the premium received is recorded as a liability. The liability is "marked to market" daily to reflect the current market value of the option written. When a written option expires, the Fund realizes a gain in the amount of the premium originally received. If the Fund enters into a closing purchase transaction, the Fund realizes a gain or loss in the amount of the original premium less the cost of the closing transaction. If a written call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security which the Fund purchases upon exercise of the option.
Purchased options are recorded as investments. If a purchased option expires, the Fund realizes a loss in the amount of the cost of the option. If the Fund enters into a closing transaction, it realizes a gain (or loss), to the extent that the proceeds from the sale are greater (or less) than the cost of the option. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security by adjusting the proceeds from such sale by the amount of the premium originally paid. If the Fund exercises a call option, the cost of the security purchased upon exercise is increased by the premium originally paid.
 Futures Contracts. The initial margin deposit made upon entering into a futures contract is held by the custodian bank, in a segregated account, in the name of the broker (the Fund's agent in acquiring the futures position). During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are received or made daily, as unrealized gains or losses are incurred. When the contract is closed, the Fund realizes a gain or loss in the amount of the cost of or proceeds from the closing transaction less the Fund's basis in the contract.
Forward Currency Contracts. Certain Funds may engage in forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. During the period the forward currency contract is open, the contract is "marked to market" daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts, or if the fund is unable to enter into a closing position.

--------------------------------------------------------------------------------

 130
                    NOTES TO FINANCIAL STATEMENTS CONTINUED

C. Repurchase Agreements
 A fund may acquire securities subject to repurchase agreements. Under a typical repurchase agreement, a fund would acquire a debt security for a relatively short period (usually for one day and not more than one week) subject to an obligation of the seller to repurchase and of the fund to resell the debt security at an agreed-upon higher price, thereby establishing a fixed investment return during the fund's holding period. Under each repurchase agreement, the fund receives, as collateral, securities whose market value is at least equal to the repurchase price.
D. Foreign Currency Translation
 The accounting records of each Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in foreign currencies ("local currencies") are translated into U.S. dollars at prevailing exchange rates at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Net realized gains or losses on foreign currency transactions include exchange rate gains and losses from disposition of foreign currencies, currency gains and losses realized between trade and settlement dates of security transactions, and currency gains and losses realized on settlement of other assets and liabilities settled in local currencies.
In determining realized and unrealized gains or losses on foreign securities for the period, the Funds do not isolate exchange rate fluctuations from local security price fluctuations. Foreign currencies and other assets and liabilities denominated in local currencies are marked-to-market daily to reflect fluctuations in foreign exchange rates.
E. Federal Income Taxes
 Each Fund intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code and to distribute all of its taxable net investment income and taxable net realized capital gains, in excess of any available capital loss carryovers. Therefore, no Federal income tax provision is required.
F. Investment Transactions and Related Investment Income
 Investment transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost. Dividend income and capital gain distributions received are recorded on the ex-dividend date. Dividend income on certain foreign securities is recorded when the Fund becomes aware of the dividend. Interest income on investments is accrued daily.
G. Distributions to Shareholders
 Distributions to shareholders are recorded on the record date. The Funds declare distributions from net investment income quarterly, except for the Money Market Fund and Municipal Money Market Fund which declare daily. The High Yield Bond Fund, Strategic Bond Fund, Domestic Bond Fund, Core Bond Fund, and the Municipal Bond Fund declare dividends daily and distribute such dividends monthly. The International Growth Fund and International Value Fund pay dividends semi-annually. Capital gains distributions are declared annually. Investment income and capital gains and losses are recognized in accordance with generally accepted accounting principles ("book"). Distributions from net investment income and realized capital gains are based on earnings as determined in accordance with federal tax regulations ("tax") which may differ from book basis earnings. At the end of the year, offsetting adjustments to undistributed net investment income and undistributed net realized gains (losses) are made to eliminate permanent book/tax differences arising in the current year.
Note 3 -- Advisory Fees and Other Transactions with Affiliates
 VALIC (the "Adviser") serves as investment adviser to the Series. VALIC is an indirect wholly-owned subsidiary of American General Corporation, Houston, Texas. The Adviser has entered into sub-advisory agreements with the following:
    American General Investment Management, L.P. -- sub-adviser for the High Yield Bond Fund, the Strategic Bond Fund, the Core Bond Fund, the Municipal Bond Fund, and the Muncipal Money Market Fund.
    Brown Capital Management, Inc. -- sub-adviser for the Mid Cap Growth Fund. Capital Guardian Trust Company -- sub-adviser for the International Value Fund, the Balanced Fund, and the Domestic Bond Fund.
    Fiduciary Management Associates, Inc. -- sub-adviser for the actively managed portion of the Small Cap Value Fund.
    Goldman Sachs Asset Management -- sub-adviser for the Large Cap Growth
    Fund.
    J.P. Morgan Investment Management Inc. -- sub-adviser for the Small Cap Growth Fund.
    Jacobs Asset Management -- sub-adviser for the International Growth Fund. Neuberger Berman Management, Inc. -- sub-adviser for the Mid Cap Value
    Fund.
    State Street Global Advisors -- sub-adviser for the Large Cap Value Fund.
    T. Rowe Price -- sub-adviser for the Science & Technology Fund.
Sub-advisers are compensated for such services by the Adviser.

--------------------------------------------------------------------------------

                                                               131
                    NOTES TO FINANCIAL STATEMENTS CONTINUED

The Adviser receives from the Series a monthly fee based on each Fund's average daily net asset value at the following annual rates:

      Stock Index Fund            0.27% on the first $500 million
                                  0.26% on assets over $500 million
     --------------------------------------------------------------------
      Mid Cap Index Fund          0.28% on the first $500 million
                                  0.27% on assets over $500 million
     --------------------------------------------------------------------
      Small Cap Index Fund        0.28% on the first $500 million
                                  0.27% on assets over $500 million
     --------------------------------------------------------------------
      International Growth Fund   0.90% on the first $100 million
                                  0.80% on assets more than $100 million
     --------------------------------------------------------------------
      Large Cap Growth Fund       0.55%
     --------------------------------------------------------------------
      Mid Cap Growth Fund         0.65% on the first $25 million
                                  0.55% on the next $25 million
                                  0.45% on assets more than $50 million
     --------------------------------------------------------------------
      Small Cap Growth Fund       0.85%
     --------------------------------------------------------------------
      International Value Fund    1.00% on the first $25 million
                                  0.85% on the next $25 million
                                  0.675% on the next $200 million
                                  0.625% on assets more than $250 million
     --------------------------------------------------------------------
      Large Cap Value Fund        0.50%
     --------------------------------------------------------------------
      Mid Cap Value Fund          0.75% on the first $100 million
                                  0.725% on the next $150 million
                                  0.70% on the next $250 million
                                  0.675% on the next $250 million
                                  0.65% on assets more than $750 million
     --------------------------------------------------------------------
      Small Cap Value Fund        0.75% on the first $50 million
                                  0.65% on assets more than $50 million
     --------------------------------------------------------------------
      Socially Responsible Fund   0.25%
     --------------------------------------------------------------------
      Science & Technology Fund   0.90%
     --------------------------------------------------------------------
      Balanced Fund               0.80% on the first $25 million
                                  0.65% on the next $25 million
                                  0.45% on assets more than $50 million
     --------------------------------------------------------------------
      High Yield Bond Fund        0.70% on the first $200 million
                                  0.60% on the next $300 million
                                  0.55% on assets more than $500 million
     --------------------------------------------------------------------
      Strategic Bond Fund         0.60% on the first $200 million
                                  0.50% on the next $300 million
                                  0.45% on assets more than $500 million
     --------------------------------------------------------------------
      Domestic Bond Fund          0.60% on the first $50 million
                                  0.45% on the next $50 million
                                  0.43% on the next $200 million
                                  0.40% on assets more than $300 million
     --------------------------------------------------------------------
      Core Bond Fund,             0.50% on the first $200 million
      Municipal Bond Fund and,    0.45% on the next $300 million
      Municipal Money Market Fund 0.40% on assets over $500 million
     --------------------------------------------------------------------
      Money Market Fund           0.25%
     --------------------------------------------------------------------
      Growth Lifestyle Fund,      0.10%
      Moderate Growth Lifestyle
      Fund and,
      Conservative Growth
      Lifestyle Fund

The Adviser has voluntarily agreed to waive a portion of its management fee or to reimburse certain expenses of each Fund, other than the Lifestyle Funds. The Adviser may withdraw this voluntary undertaking at any time. The table below reflects total annual operating expenses by Fund, as voluntarily limited by the Adviser, shown as a percentage of average net assets for the year ended October 31, 1999:

                        Class A Class B Class I Class II
      --------------------------------------------------
      Stock Index Fund   0.82%   1.57%     N/A     N/A
      Mid Cap Index
      Fund               0.83%   1.58%     N/A     N/A
      Small Cap Index
      Fund               0.83%   1.58%     N/A     N/A
      International
      Growth Fund        1.40%   2.15%   1.28%   1.03%
      Large Cap Growth
      Fund               1.10%   1.85%   0.98%   0.73%
      Mid Cap Growth
      Fund               1.04%   1.79%   0.92%   0.67%
      Small Cap Growth
      Fund               1.40%   2.15%   1.28%   1.03%
      International
      Value Fund         1.29%   2.04%   1.17%   0.92%
      Large Cap Value
      Fund               1.05%   1.80%   0.93%   0.68%
      Mid Cap Value
      Fund               1.29%   2.04%   1.17%   0.92%
      Small Cap Value
      Fund               1.23%   1.98%   1.11%   0.86%
      Socially
      Responsible Fund   0.80%   1.55%   0.68%   0.43%
      Science &
      Technolgy Fund     1.45%   2.20%   1.33%     N/A
      Balanced Fund      1.07%   1.82%   0.95%   0.70%
      High Yield Bond
      Fund               1.25%   2.00%   1.13%   0.88%
      Strategic Bond
      Fund               1.15%   1.90%   1.03%   0.78%
      Domestic Bond
      Fund               1.03%   1.78%   0.91%   0.66%
      Core Bond Fund     1.05%   1.80%   0.93%   0.68%
      Municipal Bond
      Fund               1.05%   1.80%     N/A     N/A
      Money Market
      Fund               0.80%   1.55%   0.68%   0.43%
      Municipal Money
      Market Fund        1.05%   1.80%     N/A     N/A

On October 7, 1998, the Series entered into an Accounting Services Agreement with VALIC which appointed VALIC as Accounting Services Agent. Under the agreement VALIC will provide certain accounting and administrative services to the Series. VALIC receives from each Fund, other than the Lifestyle Funds, an annual fee of 0.03% based on average daily net asset value of the Fund.

American General Distributors, Inc., ("AGD"), a wholly-owned subsidiary of American General Corporation, serves as the Distributor for the series. AGD received $85,873 in net commissions for the six months ended April 30, 2000.

The Series has adopted a Distribution and Service Plan ("Plan") pursuant to Rule 12b-1 of the Investment Company Act of 1940. The Plan provides for payment of a distribution and service fee to the Distributor at an annual rate of 0.25% and 1.00% of average net assets on Class A and Class B shares, respectively, other than the Lifestyle Funds. Under the Plan, the Distributor receives a fee for providing investor services and activities related to the distribution of shares of the Series. For the six months ended April 30, 2000, the Distributor received fees under the Plan of $76,299 and $564,335 for Class A and Class B, respectively.

The Series has entered into an Administrative Service Agreement ("Service Agreement") with American General Retirement Services Company ("AGRS" formerly VALIC Retirement Services Company) and American General Financial Advisors ("AGFA") for the provision of recordkeeping and shareholder services to retirement and employee benefit plans purchasing Class I shares. Under the

-------------------------------------------------------------------------------

 132
                    NOTES TO FINANCIAL STATEMENTS CONTINUED
terms of the Service Agreement, the Series pays AGRS a fee on Class I shares equal to 0.25% of average net assets of each fund's Class I shares, other than the Lifestyle Funds. For the six months ended April 30, 2000, the Series owed AGRS $47,590 pursuant to the Service Agreement.

At April 30, 2000, the Series owed to the advisor or affiliates of the advisor $2,839,926 which includes fees payable from Advisory, Accounting Services, Administrative Services and Distribution Services, net of expense reimbursements.

At April 30, 2000, the American General Retirement Plan, a Defined Benefit Pension Plan sponsored by American General Corporation, owned directly or indirectly, over 5 percent of the outstanding shares of the AGSPC2 High Yield Bond Fund and Core Bond Fund.

At April 30, 2000, VALIC, as sponsor of the Series, owned over 5% of the outstanding shares of each Fund, except High Yield Bond Fund and Core Bond Fund.

During the six months ended April 30, 2000, security transactions were affected between the following Funds at the then current market price with no brokerage commissions incurred:

    Seller            Purchaser          Cost to Purchaser       Net Gain to Seller
---------------     --------------       -----------------       ------------------
Mid Cap Index       Stock Index               $88,705                 $40,786
High Yield Bond     Strategic Bond             92,461                  (3,867)

Note 4 -- Investment Activity
The information in the following table is presented on the basis of cost for Federal income tax purposes at April 30, 2000.

                                            Gross        Gross
                             Identified   Unrealized   Unrealized      Net
                                Cost     Appreciation Depreciation Unrealized
                             --------------------------------------------------
Stock Index Fund...........  $22,350,613  $4,436,584   $1,808,250  $ 2,628,334
Mid Cap Index..............    8,345,399   1,880,498    1,061,926      818,572
Small Cap Index............    5,870,815   1,624,570    1,385,116      239,454
International Growth Fund..   10,226,734   2,099,531      738,610    1,360,921
Large Cap Growth Fund......   19,475,585   5,457,816    1,411,030    4,046,786
Mid Cap Growth Fund........   15,628,702   3,206,456    2,260,742      945,714
Small Cap Growth Fund......   21,312,616   4,059,839    2,789,378    1,270,461
International Value Fund...   10,108,015   4,008,674      626,680    3,381,994
Large Cap Value Fund.......   11,938,235   1,148,045      469,123      678,922
Mid Cap Value Fund.........   12,312,569   1,215,474      442,445      773,029
Small Cap Value Fund.......    5,741,671     946,432      684,415      262,017
Socially Responsible Fund..    7,434,641   1,810,710      685,261    1,125,449
Science & Technology.......   10,008,379     269,800      785,061     (515,261)
Balanced Fund..............   12,263,929   1,831,314      938,094      893,220
High Yield Bond Fund.......   66,007,690     440,967    5,204,314   (4,763,347)
Strategic Bond Fund........    5,723,168      92,302      288,810     (196,508)
Domestic Bond Fund.........   18,277,948       1,172      623,123     (621,951)
Core Bond Fund.............  309,686,904      98,416   11,699,451  (11,601,035)
Municipal Bond Fund........    7,124,071          81      471,934     (471,853)
Money Market Fund..........   24,135,953           -            -            -
Municipal Money Market
Fund.......................    7,250,000           -            -            -
Growth Lifestyle Fund......   16,311,251   1,057,106      249,766      807,340
Moderate Growth Lifestyle
Fund.......................   15,394,192   1,166,339      213,057      953,282
Conservative Growth
Lifestyle Fund.............   15,126,038     633,734      275,063      358,671

The following net realized capital loss carryforwards at April 30, 2000, may be utilized to offset future capital gains.

                                   Capital Loss Carryforward Expiration through
                                   ------------------------- ------------------
Small Cap Value Fund..............        $  149,815            June 30, 2000(*)
High Yield Bond Fund..............           710,603         October 31, 2007
Strategic Bond Fund...............           128,913         October 31, 2007
Domestic Bond Fund................           170,201         October 31, 2007
Core Bond Fund....................         7,080,619         October 31, 2007
Municipal Bond Fund...............            20,931         October 31, 2007

----
(*) The capital loss carryforward for Small Cap Value Fund will expire if not utilized prior to liquidation.

 During the six months ended April 30, 2000, the cost of purchases and proceeds from sales of securities, excluding short term securities were:

                                                       Cost of    Proceeds from
                                                     Securities  Securities Sold
Fund                                                  Purchased    or Matured
--------------------------------------------------------------------------------
Stock Index Fund.................................... $ 6,310,599   $   138,297
Mid Cap Index Fund..................................   3,634,453     1,744,001
Small Cap Index Fund................................   1,483,002     1,364,094
International Growth Fund...........................   6,063,781     4,811,844
Large Cap Growth Fund...............................  10,432,728     5,815,609
Mid Cap Growth Fund.................................   4,438,026     4,484,864
Small Cap Growth Fund...............................  21,152,556    12,225,026
International Value Fund............................   4,357,933     1,520,437
Large Cap Value Fund................................  10,313,469     7,978,014
Mid Cap Value Fund..................................  10,943,714     8,279,861
Small Cap Value Fund................................   2,724,297     2,865,143
Socially Responsible Fund...........................   2,849,290     2,755,456
Science & Technology Fund...........................  12,932,810     2,669,772
Balanced Fund.......................................   4,837,193     2,932,745
High Yield Bond Fund................................  28,972,370    22,510,306
Strategic Bond Fund.................................   3,255,042     2,573,833
Domestic Bond Fund..................................   8,263,821     2,259,238
Core Bond Fund...................................... 754,777,110   759,469,325
Municipal Bond Fund.................................     969,627     1,193,207
Growth Lifestyle Fund...............................  12,106,057     5,956,042
Moderate Growth Lifestyle Fund......................   9,961,101     5,038,259
Conservative Growth Lifestyle Fund..................   8,723,190     4,504,132

--------------------------------------------------------------------------------

                                                               133
                    NOTES TO FINANCIAL STATEMENTS CONTINUED

Note 5 -- Investment Holdings by Country

The following represents long-term investment holdings by country held by the International Growth Fund and International Value Fund, as of April 30, 2000:

                         International Growth Fund     International Value Fund
                         ----------------------------- ---------------------------
                         Percent of       Market       Percent of      Market
Country                  Net Assets        Value       Net Assets      Value
----------------------------------------------------------------------------------
Australia...............         1.67% $       192,390        3.49% $      504,298
Austria.................         1.48          170,477           -               -
Brazil..................         4.18          482,366        0.41          58,775
Canada..................         1.61          186,225        3.24         465,823
Finland.................         1.69          194,998        4.00         575,434
France..................        14.94        1,723,539        6.23         895,891
Germany.................         4.96          572,563        6.46         929,812
Hong Kong...............        10.33        1,192,340        2.29         329,653
Ireland.................            -                -        0.83         119,067
Italy...................         0.11           12,816        2.97         426,874
Japan...................        13.91        1,604,945       27.85       4,007,259
Korea...................         5.61          647,769        1.59         229,101
Mexico..................         2.77          319,497        1.75         252,275
Netherlands.............         9.54        1,101,388        5.59         804,738
Norway..................            -                -        0.29          42,095
Philippines.............         0.33           37,641           -               -
Portugal................            -                -        0.22          31,991
Singapore...............            -                -        1.27         183,451
Spain...................         0.92          106,375        1.76         252,999
Supra National..........            -                -        1.64         236,513
Sweden..................         4.28          493,892        1.87         266,834
Switzerland.............         1.22          141,354        4.00         575,088
Taiwan..................            -                -        2.20         316,984
United Kingdom..........        10.87        1,254,749       13.99       2,013,281
United States...........         1.79          205,331           -               -
                         ---------------------------------------------------------
Total value of
investments.............        92.21       10,640,655       93.94      13,518,236
Other assets less
liabilities.............         7.79          899,435        6.06         872,036
                         ---------------------------------------------------------
Net assets..............       100.00% $    11,540,090      100.00% $   14,390,272
                         ---------------------------------------------------------

Note 6 -- Subsequent Events

On June 22, 2000, special meetings of the shareholders of AGSPC 2 were held to approve the following:

1.(a) An Agreement and Plan of Conversion and Termination providing for the conversion of each of the following funds into a corresponding newly created series of the North American Funds, effective July 7, 2000:

     AGSPC 2 Fund      North American Fund
     ------------      -------------------
     Small Cap Index
     Fund              Small Cap Index Fund
     Socially
     Responsible Fund  Socially Responsible Fund
     High Yield Bond
     Fund              High Yield Bond Fund
     Growth Lifestyle
     Fund              Aggressive Growth Lifestyle Fund
     Moderate Growth
     Lifestyle Fund    Moderate Growth Lifestyle Fund
     Conservative
     Growth Lifestyle
     Fund              Conservative Growth Lifestyle Fund
     Municipal Money
     Market Fund       Municipal Money Market Fund
     Science &
     Technology Fund   Science & Technology Fund

    On June 22, 2000, the shareholders approved the Agreement and Plan of Conversion and Termination.

  (b) Each of the above referenced AGSPC 2 Funds approved an investment advisory agreement with American General Asset Management Corp., an affiliate of VALIC.

  (c) Each of the above referenced AGSPC 2 Funds other than Science & Technology Fund approved an investment sub-advisory agreement with American General Investment Management, L. P.

  (d) Each of the above referenced AGSPC 2 Funds Class A and Class B shareholders (except Municipal Money Market Fund and the three Lifestyle Funds) approved an increase in the Rule 12b-1 distribution fee.

  (e) Each of the Lifestyle Funds Class A and Class B shareholders approved a Rule 12b-1 distribution plan.

2. An Agreement and Plan of Reorganization providing for the acquisition of all of the assets and liabilities of the AGSPC 2 Fund by the North American Fund, as indicated below, effective July 7, 2000:

     AGSPC 2 Fund           North American Fund
     ------------           -------------------
     Large Cap Growth Fund  Large Cap Growth Fund
     Mid Cap Growth Fund    Mid Cap Growth Fund
     Small Cap Growth Fund  Small Cap Growth Fund
     Large Cap Value Fund   Growth & Income Fund
     Mid Cap Value Fund     Mid Cap Value Fund
     Stock Index Fund       Stock Index Fund
     Balanced Fund          Balanced Fund
     International Growth
     Fund                   International Equity Fund
     International Value
     Fund                   International Equity Fund
     Core Bond Fund         Core Bond Fund
     Domestic Bond Fund     Core Bond Fund
     Strategic Bond Fund    Strategic Income Fund
     Municipal Bond Fund    Municipal Bond Fund
     Money Market Fund      Money Market Fund

On June 22, 2000, the shareholders approved the Agreement and Plan of Reorganization.

On June 30, 2000, the Small Cap Value Fund and the Mid Cap Index Fund (the "Funds") were liquidated. The Plan of Liquidation was approved by the Board of Trustees on April 18, 2000 and, by written consent of the majority shareholder, on June 30, 2000. The Board of Trustees authorized the waiver of the Contingent Deferred Sales Charge (CDSC) on redemption of Class B shares by shareholders of the Funds.

-------------------------------------------------------------------------------

 134
                       FINANCIAL HIGHLIGHTS (Unaudited)
Per share data is for a share of beneficial interest outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date. Total returns and ratios for periods of less than one year are not annualized.

                                CLASS A SHARES

                             Stock                 Mid Cap               Small Cap            International
                           Index Fund             Index Fund             Index Fund            Growth Fund
                     ---------------------- ---------------------- ---------------------- ----------------------
                      For the     For the    For the     For the    For the     For the    For the     For the
                     Six Months Fiscal Year Six Months Fiscal Year Six Months Fiscal Year Six Months Fiscal Year
                       Ended       Ended      Ended       Ended      Ended       Ended      Ended       Ended
                     April 30,  October 31, April 30,  October 31, April 30,  October 31, April 30,  October 31,
                        2000       1999        2000       1999        2000       1999        2000       1999
                     ---------- ----------- ---------- ----------- ---------- ----------- ---------- -----------
PER SHARE DATA
Net asset value
at beginning of
year.............      $12.32     $10.00      $11.80     $10.00      $11.03     $10.00      $11.50     $10.00
                     -------------------------------------------------------------------------------------------
Income (loss)
from investment
operations:
 Net investment
 income (loss)...        0.06       0.11        0.05       0.10        0.08       0.10           -       0.10
 Net realized and
 unrealized gain
 on securities...        0.73       2.32        2.18       1.80        1.48       1.03        3.70       1.40
                     -------------------------------------------------------------------------------------------
 Total income
 from investment
 operations......        0.79       2.43        2.23       1.90        1.56       1.13        3.70       1.50
                     -------------------------------------------------------------------------------------------
Distributions:
 Distributions
 from net
 investment
 income..........       (0.06)     (0.11)      (0.05)     (0.10)      (0.08)     (0.10)      (0.19)         -
 Distributions
 from net
 realized gain on
 securities......       (0.08)         -       (1.14)         -       (1.09)         -       (0.24)         -
                     -------------------------------------------------------------------------------------------
 Total
 distributions...       (0.14)     (0.11)      (1.19)     (0.10)      (1.17)     (0.10)      (0.43)         -
                     -------------------------------------------------------------------------------------------
Net asset value
at end of
period...........      $12.97     $12.32      $12.84     $11.80      $11.42     $11.03      $14.77     $11.50
                     -------------------------------------------------------------------------------------------
TOTAL RETURN.....        6.43 %    24.36 %     20.12 %    19.00 %     14.44 %    11.32 %     32.27 %    15.03 %
                     -------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL
DATA
Ratio of expenses
to average net
assets...........        0.41 %     0.82 %      0.41 %     0.83 %      0.41 %     0.83 %      0.70 %     1.40 %
Ratio of expenses
to average net
assets before
expense
reductions.......        0.66 %     1.53 %      0.71 %     1.67 %      0.73 %     1.69 %      1.08 %     2.68 %
Ratio of net
investment income
(loss) to average
net assets.......        0.47 %     1.08 %      0.44 %     0.91 %      0.64 %     0.97 %     (0.02)%     1.06 %
Portfolio
turnover rate....           1 %       14 %        22 %       44 %        22 %       48 %        50 %       91 %
Number of shares
outstanding at
end of period
(000's)..........         573        457         323        272         299        263         164        143
Net assets at the
end of period
(000's)..........      $7,429     $5,634      $4,147     $3,209      $3,418     $2,900      $2,425     $1,650

                           Large Cap               Mid Cap
                          Growth Fund            Growth Fund
                     ---------------------- ----------------------
                      For the     For the    For the     For the
                     Six Months Fiscal Year Six Months Fiscal Year
                       Ended       Ended      Ended       Ended
                     April 30,  October 31, April 30,  October 31,
                        2000       1999        2000       1999
                     ---------- ----------- ---------- -----------
PER SHARE DATA
Net asset value
at beginning of
year.............      $13.60     $10.00      $10.30     $10.00
                     ---------------------------------------------
Income (loss)
from investment
operations:
 Net investment
 income (loss)...       (0.01)     (0.01)      (0.03)     (0.03)
 Net realized and
 unrealized gain
 on securities...        2.43       3.61        2.25       0.33
                     ---------------------------------------------
 Total income
 from investment
 operations......        2.42       3.60        2.22       0.30
                     ---------------------------------------------
Distributions:
 Distributions
 from net
 investment
 income..........           -          -           -          -
 Distributions
 from net
 realized gain on
 securities......       (0.12)         -       (0.31)         -
                     ---------------------------------------------
 Total
 distributions...       (0.12)         -       (0.31)         -
                     ---------------------------------------------
Net asset value
at end of
period...........      $15.90     $13.60      $12.21     $10.30
                     ---------------------------------------------
TOTAL RETURN.....       17.81 %    36.00 %     21.91 %     3.01 %
                     ---------------------------------------------
RATIOS/SUPPLEMENTAL
DATA
Ratio of expenses
to average net
assets...........        0.55 %     1.10 %      0.52 %     1.04 %
Ratio of expenses
to average net
assets before
expense
reductions.......        0.82 %     2.03 %      0.97 %     2.36 %
Ratio of net
investment income
(loss) to average
net assets.......       (0.10)%    (0.10)%     (0.24)%    (0.31)%
Portfolio
turnover rate....          29 %       65 %        28 %       25 %
Number of shares
outstanding at
end of period
(000's)..........         272        203         172        172
Net assets at the
end of period
(000's)..........      $4,329     $2,760      $2,104     $1,769

-------------------------------------------------------------------------------

                                                                             135
                 FINANCIAL HIGHLIGHTS (Unaudited) - CONTINUED

Per share data is for a share of beneficial interest outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date. Total returns and ratios for periods of less than one year are not annualized.

                           CLASS A SHARES CONTINUED

                           Small Cap            International            Large Cap               Mid Cap
                          Growth Fund             Value Fund             Value Fund             Value Fund
                     ---------------------- ---------------------- ---------------------- ----------------------
                      For the     For the    For the     For the    For the     For the    For the     For the
                     Six Months Fiscal Year Six Months Fiscal Year Six Months Fiscal Year Six Months Fiscal Year
                       Ended       Ended      Ended       Ended      Ended       Ended      Ended       Ended
                     April 30,  October 31, April 30,  October 31, April 30,  October 31, April 30,  October 31,
                        2000       1999        2000       1999        2000       1999        2000       1999
                     ---------- ----------- ---------- ----------- ---------- ----------- ---------- -----------
PER SHARE DATA
Net asset value
at beginning of
year.............      $14.17     $10.00      $14.42     $10.00      $11.39     $10.00      $11.98     $10.00
                     -------------------------------------------------------------------------------------------
Income (loss)
from investment
operations:
 Net investment
 income (loss)...       (0.07)     (0.07)          -       0.04        0.05       0.09        0.01       0.06
 Net realized and
 unrealized gain
 (loss) on
 securities......        3.21       4.24        2.76       4.38           -       1.39        1.84       1.97
                     -------------------------------------------------------------------------------------------
 Total income
 (loss) from
 investment
 operations......        3.14       4.17        2.76       4.42        0.05       1.48        1.85       2.03
                     -------------------------------------------------------------------------------------------
Distributions:
 Distributions
 from net
 investment
 income..........           -          -       (0.14)         -       (0.05)     (0.09)          -      (0.05)
 Distributions
 from net
 realized gain on
 securities......       (0.61)         -       (0.40)         -       (0.32)         -       (1.44)         -
                     -------------------------------------------------------------------------------------------
 Total
 distributions...       (0.61)         -       (0.54)         -       (0.37)     (0.09)      (1.44)     (0.05)
                     -------------------------------------------------------------------------------------------
Net asset value
at end of
period...........      $16.70     $14.17      $16.64     $14.42      $11.07     $11.39      $12.39     $11.98
                     -------------------------------------------------------------------------------------------
TOTAL RETURN.....       21.90 %    41.80 %     19.24 %    44.22 %      0.57 %    14.85 %     16.70 %    20.23 %
                     -------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL
DATA
Ratio of expenses
to average net
assets...........        0.70 %     1.40 %      0.64 %     1.29 %      0.52 %     1.05 %      0.64 %     1.29 %
Ratio of expenses
to average net
assets before
expense
reductions.......        0.97 %     2.44 %      1.09 %     2.65 %      0.88 %     2.13 %      1.00 %     2.43 %
Ratio of net
investment income
(loss) to average
net assets.......       (0.42)%    (0.71)%     (0.02)%     0.38 %      0.48 %     0.93 %      0.07 %     0.51 %
Portfolio
turnover rate....          66 %      128 %        13 %       32 %        70 %       66 %        75 %      177 %
Number of shares
outstanding at
end of period
(000's)..........         256        171         177        134         212        178         205        144
Net assets at the
end of period
(000's)..........      $4,273     $2,424      $2,948     $1,936      $2,341     $2.028      $2,545     $1,728

                           Small Cap               Socially
                           Value Fund          Responsible Fund
                     ---------------------- ----------------------
                      For the     For the    For the     For the
                     Six Months Fiscal Year Six Months Fiscal Year
                       Ended       Ended      Ended       Ended
                     April 30,  October 31, April 30,  October 31,
                        2000       1999        2000       1999
                     ---------- ----------- ---------- -----------
PER SHARE DATA
Net asset value
at beginning of
year.............      $ 9.27     $10.00      $12.15     $10.00
                     ---------------------------------------------
Income (loss)
from investment
operations:
 Net investment
 income (loss)...        0.07       0.11        0.04       0.10
 Net realized and
 unrealized gain
 (loss) on
 securities......        0.98      (0.73)       0.54       2.15
                     ---------------------------------------------
 Total income
 (loss) from
 investment
 operations......        1.05      (0.62)       0.58       2.25
                     ---------------------------------------------
Distributions:
 Distributions
 from net
 investment
 income..........       (0.07)     (0.11)      (0.04)     (0.10)
 Distributions
 from net
 realized gain on
 securities......           -          -       (0.49)         -
                     ---------------------------------------------
 Total
 distributions...       (0.07)     (0.11)      (0.53)     (0.10)
                     ---------------------------------------------
Net asset value
at end of
period...........      $10.25     $ 9.27      $12.20     $12.15
                     ---------------------------------------------
TOTAL RETURN.....       11.35 %    (6.29)%      4.81 %    22.53 %
                     ---------------------------------------------
RATIOS/SUPPLEMENTAL
DATA
Ratio of expenses
to average net
assets...........        0.61 %     1.23 %      0.40 %     0.80 %
Ratio of expenses
to average net
assets before
expense
reductions.......        1.10 %     2.61 %      0.80 %     1.97 %
Ratio of net
investment income
(loss) to average
net assets.......        0.64 %     1.15 %      0.37 %     0.87 %
Portfolio
turnover rate....          46 %       91 %        33 %       24 %
Number of shares
outstanding at
end of period
(000's)..........         136        148         149        137
Net assets at the
end of period
(000's)..........      $1,394     $1,371      $1,818     $1,633

-------------------------------------------------------------------------------

136
                 FINANCIAL HIGHLIGHTS (Unaudited) - CONTINUED

Per share data is for a share of beneficial interest outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date. Total returns and ratios for periods of less than one year are not annualized.

                           CLASS A SHARES CONTINUED

                        Science & Technology           Balanced              High Yield             Strategic
                                Fund                     Fund                Bond Fund              Bond Fund
                     -------------------------- ---------------------- ---------------------- ----------------------
                     For the Period   For the    For the     For the    For the     For the    For the     For the
                     from Inception Fiscal Year Six Months Fiscal Year Six Months Fiscal Year Six Months Fiscal Year
                     (February 29,     Ended      Ended       Ended      Ended       Ended      Ended       Ended
                        2000) to    October 31, April 30,  October 31, April 30,  October 31, April 30,  October 31,
                     April 30, 2000    1999        2000       1999        2000       1999        2000       1999
                     -------------- ----------- ---------- ----------- ---------- ----------- ---------- -----------
PER SHARE DATA
Net asset value
at beginning of
year*............       $ 10.00        $  -       $11.36     $10.00      $9.43      $10.00      $ 9.55     $10.00
                     -----------------------------------------------------------------------------------------------
Income (loss)
from investment
operations:
 Net investment
 income..........             -           -         0.12       0.21       0.45        0.81        0.38       0.67
 Net realized and
 unrealized gain
 (loss) on
 securities......         (1.06)          -         0.71       1.36      (0.41)      (0.57)      (0.13)     (0.45)
                     -----------------------------------------------------------------------------------------------
 Total income
 (loss) from
 investment
 operations......         (1.06)          -         0.83       1.57       0.04        0.24        0.25       0.22
                     -----------------------------------------------------------------------------------------------
Distributions:
 Distributions
 from net
 investment
 income..........             -           -        (0.12)     (0.21)     (0.44)      (0.81)      (0.36)     (0.67)
 Distributions
 from net
 realized gain on
 securities......             -           -        (0.23)         -          -           -           -          -
                     -----------------------------------------------------------------------------------------------
 Total
 distributions...             -           -        (0.35)     (0.21)     (0.44)      (0.81)      (0.36)     (0.67)
                     -----------------------------------------------------------------------------------------------
Net asset value
at end of
period...........       $  8.94        $  -       $11.84     $11.36      $9.03      $ 9.43      $ 9.44     $ 9.55
                     -----------------------------------------------------------------------------------------------
TOTAL RETURN.....        (10.60)%         -         7.47 %    15.72 %     0.45 %      2.28%       2.61 %     2.26 %
                     -----------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL
DATA
Ratio of expenses
to average net
assets...........          0.24 %         -         0.53 %     1.07 %     0.63 %      1.25 %      0.57 %     1.15 %
Ratio of expenses
to average net
assets before
expense
reductions.......          0.38 %         -         1.04 %     2.47 %     1.31 %      2.01 %      1.00 %     2.48 %
Ratio of net
investment income
(loss) to average
net assets.......         (0.04)%         -         1.10 %     1.98 %     4.85 %      5.69 %      3.92 %     6.92 %
Portfolio
turnover rate....           114 %         -           24 %       62 %       38 %        72 %        48 %      183 %
Number of shares
outstanding at
end of period
(000's)..........           252           -          193        159         23           4         177        136
Net assets at the
end of period
(000's)..........       $ 2,257        $  -       $2,283     $1,809      $ 207      $   34      $1,668     $1,298

                            Domestic                 Core
                           Bond Fund              Bond Fund
                     ---------------------- ----------------------
                      For the     For the    For the     For the
                     Six Months Fiscal Year Six Months Fiscal Year
                       Ended       Ended      Ended       Ended
                     April 30,  October 31, April 30,  October 31,
                        2000       1999        2000       1999
                     ---------- ----------- ---------- -----------
PER SHARE DATA
Net asset value
at beginning of
year*............      $ 9.37     $10.00      $9.45      $10.00
                     ---------------------------------------------
Income (loss)
from investment
operations:
 Net investment
 income..........        0.26       0.50       0.28        0.50
 Net realized and
 unrealized gain
 (loss) on
 securities......       (0.23)     (0.63)     (0.24)      (0.55)
                     ---------------------------------------------
 Total income
 (loss) from
 investment
 operations......        0.03      (0.13)      0.04       (0.05)
                     ---------------------------------------------
Distributions:
 Distributions
 from net
 investment
 income..........       (0.25)     (0.50)     (0.30)      (0.50)
 Distributions
 from net
 realized gain on
 securities......           -          -          -           -
                     ---------------------------------------------
 Total
 distributions...       (0.25)     (0.50)     (0.30)      (0.50)
                     ---------------------------------------------
Net asset value
at end of
period...........      $ 9.15     $ 9.37      $9.19      $ 9.45
                     ---------------------------------------------
TOTAL RETURN.....        0.34 %    (1.34)%     0.40 %     (0.52)%
                     ---------------------------------------------
RATIOS/SUPPLEMENTAL
DATA
Ratio of expenses
to average net
assets...........        0.51 %     1.03 %     0.52 %      1.05 %
Ratio of expenses
to average net
assets before
expense
reductions.......        0.92 %     2.30 %     1.31 %      1.59 %
Ratio of net
investment income
(loss) to average
net assets.......        2.82 %     5.21 %     3.04 %      4.43 %
Portfolio
turnover rate....          16 %       98 %      245 %       469 %
Number of shares
outstanding at
end of period
(000's)..........         320        208         15          14
Net assets at the
end of period
(000's)..........      $2,929     $1,948      $ 136      $  130

* For the Science & Technology Fund, net asset value shown is as of February 29, 2000.

-------------------------------------------------------------------------------

                                                                             137
                FINANCIAL HIGHLIGHTS (Unaudited) - CONTINUED

Per share data is for a share of beneficial interest outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date. Total returns and ratios for periods of less than one year are not annualized.

                           CLASS A SHARES CONTINUED

                           Municipal            Money Market           Municipal Money
                           Bond Fund                 Fund                Market Fund       Growth Lifestyle Fund
                     ---------------------- ----------------------- ---------------------- ----------------------
                      For the     For the    For the      For the    For the     For the    For the     For the
                     Six Months Fiscal Year Six Months  Fiscal Year Six Months Fiscal Year Six Months Fiscal Year
                       Ended       Ended      Ended        Ended      Ended       Ended      Ended       Ended
                     April 30,  October 31, April 30,   October 31, April 30,  October 31, April 30,  October 31,
                        2000       1999        2000        1999        2000       1999        2000       1999
                     ---------- ----------- ----------  ----------- ---------- ----------- ---------- -----------
PER SHARE DATA
Net asset value
at beginning of
year.............      $ 9.07     $10.00     $  1.00      $ 1.00      $ 1.00     $ 1.00      $11.92     $10.00
                     --------------------------------------------------------------------------------------------
Income (loss)
from investment
operations:
 Net investment
 income..........        0.19       0.36        0.03        0.04        0.01       0.02        0.17       0.07
 Net realized and
 unrealized gain
 (loss) on
 securities......        0.01      (0.93)          -           -           -          -        1.71       1.91
                     --------------------------------------------------------------------------------------------
 Total income
 (loss) from
 investment
 operations......        0.20      (0.57)       0.03        0.04        0.01       0.02        1.88       1.98
                     --------------------------------------------------------------------------------------------
Distributions:
 Distributions
 from net
 investment
 income..........       (0.19)     (0.36)      (0.03)      (0.04)      (0.01)     (0.02)      (0.41)     (0.06)
 Distributions
 from net
 realized gain on
 securities......           -          -           -           -           -          -       (0.15)         -
                     --------------------------------------------------------------------------------------------
 Total
 distributions...       (0.19)     (0.36)      (0.03)      (0.04)      (0.01)     (0.02)      (0.56)     (0.06)
                     --------------------------------------------------------------------------------------------
Net asset value
at end of
period...........      $ 9.08     $ 9.07     $  1.00      $ 1.00      $ 1.00     $ 1.00      $13.24     $11.92
                     --------------------------------------------------------------------------------------------
TOTAL RETURN.....        2.24 %    (5.84)%      2.58 %      4.54 %      1.36 %     2.18 %     15.89 %    19.65 %
                     --------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL
DATA
Ratio of expenses
to average net
assets...........        0.52 %     1.05 %      0.40 %      0.80 %      0.52 %     1.05 %      0.05 %     0.10 %
Ratio of expenses
to average net
assets before
expense
reductions.......        0.86 %     1.93 %      0.60 %      1.42 %      0.82 %     1.89 %      0.05 %     0.10 %
Ratio of net
investment income
to average net
assets...........        2.12 %     3.69 %      2.58 %      4.58 %      1.36 %     2.18 %      0.55 %     0.63 %
Portfolio
turnover rate....          15 %        9 %       N/A         N/A         N/A        N/A          43 %        9 %
Number of shares
outstanding at
end of period
(000's)..........         355        332      13,544       7,549       4,464      3,651         242        162
Net assets at the
end of period
(000's)..........      $3,228     $3,005     $13,544      $7,549      $4,464     $3,651      $3,207     $1,929

                        Moderate Growth      Conservative Growth
                         Lifestyle Fund         Lifestyle Fund
                     ---------------------- ----------------------
                      For the     For the    For the     For the
                     Six Months Fiscal Year Six Months Fiscal Year
                       Ended       Ended      Ended       Ended
                     April 30,  October 31, April 30,  October 31,
                        2000       1999        2000       1999
                     ---------- ----------- ---------- -----------
PER SHARE DATA
Net asset value
at beginning of
year.............      $11.40     $10.00      $11.03     $10.00
                     ---------------------------------------------
Income (loss)
from investment
operations:
 Net investment
 income..........        0.12       0.14        0.16       0.21
 Net realized and
 unrealized gain
 (loss) on
 securities......        1.20       1.39        0.86       1.02
                     ---------------------------------------------
 Total income
 (loss) from
 investment
 operations......        1.32       1.53        1.02       1.23
                     ---------------------------------------------
Distributions:
 Distributions
 from net
 investment
 income..........       (0.34)     (0.13)      (0.33)     (0.20)
 Distributions
 from net
 realized gain on
 securities......       (0.09)         -       (0.10)         -
                     ---------------------------------------------
 Total
 distributions...       (0.43)     (0.13)      (0.43)     (0.20)
                     ---------------------------------------------
Net asset value
at end of
period...........      $12.29     $11.40      $11.62     $11.03
                     ---------------------------------------------
TOTAL RETURN.....       11.76 %    15.20 %      9.29 %    12.30 %
                     ---------------------------------------------
RATIOS/SUPPLEMENTAL
DATA
Ratio of expenses
to average net
assets...........        0.05 %     0.10 %      0.05 %     0.10 %
Ratio of expenses
to average net
assets before
expense
reductions.......        0.05 %     0.10 %      0.05 %     0.10 %
Ratio of net
investment income
to average net
assets...........        0.82 %     1.33 %      1.16 %     2.01 %
Portfolio
turnover rate....          37 %       11 %        35 %       10 %
Number of shares
outstanding at
end of period
(000's)..........         226        168         204        162
Net assets at the
end of period
(000's)..........      $2,775     $1,918      $2,366     $1,790

-------------------------------------------------------------------------------

138
                 FINANCIAL HIGHLIGHTS (Unaudited) - CONTINUED

Per share data is for a share of beneficial interest outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date. Total returns and ratios for periods of less than one year are not annualized.

                                CLASS B SHARES

                             Stock                  Mid Cap               Small Cap            International
                           Index Fund              Index Fund             Index Fund            Growth Fund
                     ----------------------- ---------------------- ---------------------- ----------------------
                      For the      For the    For the     For the    For the     For the    For the     For the
                     Six Months  Fiscal Year Six Months Fiscal Year Six Months Fiscal Year Six Months Fiscal Year
                       Ended        Ended      Ended       Ended      Ended       Ended      Ended       Ended
                     April 30,   October 31, April 30,  October 31, April 30,  October 31, April 30,  October 31,
                        2000        1999        2000       1999        2000       1999        2000       1999
                     ----------  ----------- ---------- ----------- ---------- ----------- ---------- -----------
PER SHARE DATA
Net asset value
at beginning of
year.............     $ 12.23      $ 10.00     $11.79     $10.00      $11.03     $10.00      $11.40     $10.00
                     --------------------------------------------------------------------------------------------
Income (loss)
from investment
operations:
 Net investment
 income (loss)...        0.01         0.02       0.01       0.01        0.03       0.02           -       0.02
 Net realized and
 unrealized gain
 (loss) on
 securities......        0.74         2.23       2.17       1.79        1.48       1.03        3.62       1.38
                     --------------------------------------------------------------------------------------------
 Total income
 (loss) from
 investment
 operations......        0.75         2.25       2.18       1.80        1.51       1.05        3.62       1.40
                     --------------------------------------------------------------------------------------------
Distributions:
 Distributions
 from net
 investment
 income..........       (0.01)       (0.02)     (0.01)     (0.01)      (0.03)     (0.02)      (0.16)         -
 Distributions
 from net
 realized gain on
 securities......       (0.08)           -      (1.14)         -       (1.09)         -       (0.24)         -
                     --------------------------------------------------------------------------------------------
 Total
 distributions...       (0.09)       (0.02)     (1.15)     (0.01)      (1.12)     (0.02)      (0.40)         -
                     --------------------------------------------------------------------------------------------
Net asset value
at end of
period...........     $ 12.89      $ 12.23     $12.82     $11.79      $11.42     $11.03      $14.62     $11.40
                     --------------------------------------------------------------------------------------------
TOTAL RETURN.....        6.19 %      22.55 %    19.68 %    18.05 %     14.01 %    10.53 %     31.66 %    14.00 %
                     --------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL
DATA
Ratio of expenses
to average net
assets...........        0.78 %       1.57 %     0.79 %     1.58 %      0.79 %     1.58 %      1.07 %     2.15 %
Ratio of expenses
to average net
assets before
expense
reductions.......        0.98 %       1.98 %     1.04 %     2.29 %      1.08 %     2.37 %      1.36 %     3.15 %
Ratio of net
investment income
(loss) to average
net assets.......        0.09 %       0.37 %     0.07 %     0.17 %      0.27 %     0.23 %     (0.37)%     0.24 %
Portfolio
turnover rate....           1 %         14 %       22 %       44 %        22 %       48 %        50 %       91 %
Number of shares
outstanding at
end of period
(000's)..........       1,647        1,229        470        376         383        305         355        248
Net assets at the
end of period
(000's)..........     $21,228      $15,040     $6,026     $4,433      $4,374     $3,361      $5,187     $2,826

                           Large Cap                Mid Cap
                          Growth Fund             Growth Fund
                     ----------------------- ----------------------
                      For the      For the    For the     For the
                     Six Months  Fiscal Year Six Months Fiscal Year
                       Ended        Ended      Ended       Ended
                     April 30,   October 31, April 30,  October 31,
                        2000        1999        2000       1999
                     ----------- ----------- ---------- -----------
PER SHARE DATA
Net asset value
at beginning of
year.............     $ 13.47      $10.00      $10.21     $10.00
                     ----------------------------------------------
Income (loss)
from investment
operations:
 Net investment
 income (loss)...       (0.06)      (0.05)      (0.06)     (0.07)
 Net realized and
 unrealized gain
 (loss) on
 securities......        2.40        3.52        2.22       0.28
                     ----------------------------------------------
 Total income
 (loss) from
 investment
 operations......        2.34        3.47        2.16       0.21
                     ----------------------------------------------
Distributions:
 Distributions
 from net
 investment
 income..........           -           -           -          -
 Distributions
 from net
 realized gain on
 securities......       (0.12)          -       (0.31)         -
                     ----------------------------------------------
 Total
 distributions...       (0.12)          -       (0.31)         -
                     ----------------------------------------------
Net asset value
at end of
period...........     $ 15.69      $13.47      $12.06     $10.21
                     ----------------------------------------------
TOTAL RETURN.....       17.39 %     34.70 %     21.51 %     2.10 %
                     ----------------------------------------------
RATIOS/SUPPLEMENTAL
DATA
Ratio of expenses
to average net
assets...........        0.92 %      1.85 %      0.89 %     1.79 %
Ratio of expenses
to average net
assets before
expense
reductions.......        1.11 %      2.34 %      1.22 %     2.74 %
Ratio of net
investment income
(loss) to average
net assets.......       (0.49)%     (0.86)%     (0.62)%    (1.08)%
Portfolio
turnover rate....          29 %        65 %        28 %       25 %
Number of shares
outstanding at
end of period
(000's)..........       1,076         657         440        357
Net assets at the
end of period
(000's)..........     $16,877      $8,853      $5,307     $3,652

-------------------------------------------------------------------------------

                                                                             139
                 FINANCIAL HIGHLIGHTS (Unaudited) - CONTINUED

Per share data is for a share of beneficial interest outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date. Total returns and ratios for periods of less than one year are not annualized.

                           CLASS B SHARES CONTINUED

                           Small Cap             International            Large Cap               Mid Cap
                          Growth Fund              Value Fund             Value Fund             Value Fund
                     ----------------------- ---------------------- ---------------------- ----------------------
                      For the      For the    For the     For the    For the     For the    For the     For the
                     Six Months  Fiscal Year Six Months Fiscal Year Six Months Fiscal Year Six Months Fiscal Year
                       Ended        Ended      Ended       Ended      Ended       Ended      Ended       Ended
                     April 30,   October 31, April 30,  October 31, April 30,  October 31, April 30,  October 31,
                        2000        1999        2000       1999        2000       1999        2000       1999
                     ----------  ----------- ---------- ----------- ---------- ----------- ---------- -----------
PER SHARE DATA
Net asset value
at beginning of
year.............     $ 14.04      $10.00      $14.27     $10.00      $11.38     $10.00      $11.85     $10.00
                     --------------------------------------------------------------------------------------------
Income (loss)
from investment
operations:
 Net investment
 income (loss)...       (0.10)      (0.10)      (0.02)     (0.03)       0.01       0.01       (0.03)         -
 Net realized and
 unrealized gain
 (loss) on
 securities......        3.16        4.14        2.69       4.30       (0.01)      1.38        1.81       1.87
                     --------------------------------------------------------------------------------------------
 Total income
 (loss) from
 investment
 operations......        3.06        4.04        2.67       4.27           -       1.39        1.78       1.87
                     --------------------------------------------------------------------------------------------
Distributions:
 Distributions
 from net
 investment
 income..........           -           -       (0.12)         -       (0.01)     (0.01)          -      (0.02)
 Distributions
 from net
 realized gain on
 securities......       (0.61)          -       (0.40)         -       (0.32)         -       (1.44)         -
                     --------------------------------------------------------------------------------------------
 Total
 distributions...       (0.61)          -       (0.52)         -       (0.33)     (0.01)      (1.44)     (0.02)
                     --------------------------------------------------------------------------------------------
Net asset value
at end of
period...........     $ 16.49      $14.04      $16.42     $14.27      $11.05     $11.38      $12.19     $11.85
                     --------------------------------------------------------------------------------------------
TOTAL RETURN.....       21.54 %     40.40 %     18.88 %    42.70 %      0.10 %    13.92 %     16.16 %    18.71 %
                     --------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL
DATA
Ratio of expenses
to average net
assets...........        1.07 %      2.15 %      1.02 %     2.04 %      0.90 %     1.80 %      1.02 %     2.04 %
Ratio of expenses
to average net
assets before
expense
reductions.......        1.28 %      2.83 %      1.40 %     3.06 %      1.13 %     2.48 %      1.25 %     2.77 %
Ratio of net
investment income
(loss) to average
net assets.......       (0.80)%     (1.44)%     (0.39)%    (0.40)%      0.09 %     0.17 %     (0.30)%    (0.26)%
Portfolio
turnover rate....          66 %       128 %        13 %       32 %        70 %       66 %        75 %      177 %
Number of shares
outstanding at
end of period
(000's)..........         696         368         364        261         625        434         616        384
Net assets at the
end of period
(000's)..........     $11,471      $5,170      $5,981     $3,731      $6,911     $4,939      $7,511     $4,555

                           Small Cap               Socially
                           Value Fund          Responsible Fund
                     ---------------------- ----------------------
                      For the     For the    For the     For the
                     Six Months Fiscal Year Six Months Fiscal Year
                       Ended       Ended      Ended       Ended
                     April 30,  October 31, April 30,  October 31,
                        2000       1999        2000       1999
                     ---------- ----------- ---------- -----------
PER SHARE DATA
Net asset value
at beginning of
year.............      $ 9.26     $10.00      $12.13     $10.00
                     ---------------------------------------------
Income (loss)
from investment
operations:
 Net investment
 income (loss)...        0.03       0.03           -       0.02
 Net realized and
 unrealized gain
 (loss) on
 securities......        0.94      (0.74)       0.53       2.13
                     ---------------------------------------------
 Total income
 (loss) from
 investment
 operations......        0.97      (0.71)       0.53       2.15
                     ---------------------------------------------
Distributions:
 Distributions
 from net
 investment
 income..........       (0.03)     (0.03)          -      (0.02)
 Distributions
 from net
 realized gain on
 securities......           -          -       (0.49)         -
                     ---------------------------------------------
 Total
 distributions...       (0.03)     (0.03)      (0.49)     (0.02)
                     ---------------------------------------------
Net asset value
at end of
period...........      $10.20     $ 9.26      $12.17     $12.13
                     ---------------------------------------------
TOTAL RETURN.....       10.50 %    (7.09)%      4.39 %    21.50 %
                     ---------------------------------------------
RATIOS/SUPPLEMENTAL
DATA
Ratio of expenses
to average net
assets...........        0.99 %     1.98 %      0.77 %     1.55 %
Ratio of expenses
to average net
assets before
expense
reductions.......        1.35 %     3.08 %      1.06 %     2.49 %
Ratio of net
investment income
(loss) to average
net assets.......        0.28 %     0.42 %         -       0.09 %
Portfolio
turnover rate....          46 %       91 %        33 %       24 %
Number of shares
outstanding at
end of period
(000's)..........         242        248         298        243
Net assets at the
end of period
(000's)..........      $2,471     $2,296      $3,622     $2,943

-------------------------------------------------------------------------------

140
                 FINANCIAL HIGHLIGHTS (Unaudited) - CONTINUED

Per share data is for a share of beneficial interest outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date. Total returns and ratios for periods of less than one year are not annualized.

                           CLASS B SHARES CONTINUED

                        Science & Technology           Balanced              High Yield             Strategic
                                Fund                     Fund                Bond Fund              Bond Fund
                     -------------------------- ---------------------- ---------------------- ----------------------
                     For the Period   For the    For the     For the    For the     For the    For the     For the
                     from Inception Fiscal Year Six Months Fiscal Year Six Months Fiscal Year Six Months Fiscal Year
                     (February 29,     Ended      Ended       Ended      Ended       Ended      Ended       Ended
                        2000) to    October 31, April 30,  October 31, April 30,  October 31, April 30,  October 31,
                     April 30, 2000    1999        2000       1999        2000       1999        2000       1999
                     -------------- ----------- ---------- ----------- ---------- ----------- ---------- -----------
PER SHARE DATA
Net asset value
at beginning of
year*............        $10.00        $  -       $11.35     $10.00      $ 9.43     $10.00      $ 9.55     $10.00
                     -----------------------------------------------------------------------------------------------
Income (loss)
from investment
operations:
 Net investment
 income (loss)...         (0.01)          -         0.08       0.09        0.41       0.74        0.34       0.59
 Net realized and
 unrealized gain
 (loss) on
 securities......         (1.06)          -         0.71       1.35       (0.41)     (0.57)      (0.13)     (0.45)
                     -----------------------------------------------------------------------------------------------
 Total income
 (loss) from
 investment
 operations......         (1.07)          -         0.79       1.44           -       0.17        0.21       0.14
                     -----------------------------------------------------------------------------------------------
Distributions:
 Distributions
 from net
 investment
 income..........             -           -        (0.08)     (0.09)      (0.40)     (0.74)      (0.32)     (0.59)
 Distributions
 from net
 realized gain on
 securities......             -           -        (0.23)         -           -          -           -          -
                     -----------------------------------------------------------------------------------------------
 Total
 distributions...             -           -        (0.31)     (0.09)      (0.40)     (0.74)      (0.32)     (0.59)
                     -----------------------------------------------------------------------------------------------
Net asset value
at end of
period...........        $ 8.93        $  -       $11.83     $11.35      $ 9.03     $ 9.43      $ 9.44     $ 9.55
                     -----------------------------------------------------------------------------------------------
TOTAL RETURN.....        (10.70)%         -         7.10 %    14.42 %      0.07 %     1.53 %      2.22 %     1.48 %
                     -----------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL
DATA
Ratio of expenses
to average net
assets...........          0.37 %         -         0.91 %     1.82 %      0.99 %     2.00 %      0.95 %     1.90 %
Ratio of expenses
to average net
assets before
expense
reductions.......          0.44 %         -         1.28 %     2.76 %      1.23 %     2.37 %      1.34 %     3.08 %
Ratio of net
investment income
(loss) to average
net assets.......         (0.19)%         -         0.73 %     1.29 %      4.47 %     7.30 %      3.54 %     6.21 %
Portfolio
turnover rate....           114 %         -           24 %       62 %        38 %       72 %        48 %      183 %
Number of shares
outstanding at
end of period
(000's)..........           798           -          637        552         133         69         215        179
Net assets at the
end of period
(000's)..........        $7,129        $  -       $7,531     $6,261      $1,201     $  652      $2,025     $1,704

                            Domestic                 Core
                           Bond Fund              Bond Fund
                     ---------------------- ----------------------
                      For the     For the    For the     For the
                     Six Months Fiscal Year Six Months Fiscal Year
                       Ended       Ended      Ended       Ended
                     April 30,  October 31, April 30,  October 31,
                        2000       1999        2000       1999
                     ---------- ----------- ---------- -----------
PER SHARE DATA
Net asset value
at beginning of
year*............      $ 9.38     $10.00      $9.45      $10.00
                     ---------------------------------------------
Income (loss)
from investment
operations:
 Net investment
 income (loss)...        0.23       0.44       0.25        0.42
 Net realized and
 unrealized gain
 (loss) on
 securities......       (0.23)     (0.62)     (0.25)      (0.55)
                     ---------------------------------------------
 Total income
 (loss) from
 investment
 operations......           -      (0.18)         -       (0.13)
                     ---------------------------------------------
Distributions:
 Distributions
 from net
 investment
 income..........       (0.22)     (0.44)     (0.26)      (0.42)
 Distributions
 from net
 realized gain on
 securities......           -          -          -           -
                     ---------------------------------------------
 Total
 distributions...       (0.22)     (0.44)     (0.26)      (0.42)
                     ---------------------------------------------
Net asset value
at end of
period...........      $ 9.16     $ 9.38      $9.19      $ 9.45
                     ---------------------------------------------
TOTAL RETURN.....       (0.03)%    (1.89)%     0.07 %     (1.27)%
                     ---------------------------------------------
RATIOS/SUPPLEMENTAL
DATA
Ratio of expenses
to average net
assets...........        0.89 %     1.78 %     0.90 %      1.80 %
Ratio of expenses
to average net
assets before
expense
reductions.......        1.16 %     2.55 %     1.26 %      2.22 %
Ratio of net
investment income
(loss) to average
net assets.......        2.45 %     4.63 %     2.68 %      4.10 %
Portfolio
turnover rate....          16 %       98 %      245 %       469 %
Number of shares
outstanding at
end of period
(000's)..........       1,088        600         45          31
Net assets at the
end of period
(000's)..........      $9,970     $5,633      $ 411      $  294

* For the Science & Technology Fund, net asset value shown is as of February 29, 2000.

-------------------------------------------------------------------------------

                                                                             141
                 FINANCIAL HIGHLIGHTS (Unaudited) - CONTINUED

Per share data is for a share of beneficial interest outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date. Total returns and ratios for periods of less than one year are not annualized.

                           CLASS B SHARES CONTINUED

                           Municipal                Money             Municipal Money
                           Bond Fund             Market Fund            Market Fund       Growth Lifestyle Fund
                     ---------------------- ---------------------- ---------------------- ----------------------
                      For the     For the    For the     For the    For the     For the    For the     For the
                     Six Months Fiscal Year Six Months Fiscal Year Six Months Fiscal Year Six Months Fiscal Year
                       Ended       Ended      Ended       Ended      Ended       Ended      Ended       Ended
                     April 30,  October 31, April 30,  October 31, April 30,  October 31, April 30,  October 31,
                        2000       1999        2000       1999        2000       1999        2000       1999
                     ---------- ----------- ---------- ----------- ---------- ----------- ---------- -----------
PER SHARE DATA
Net asset value
at beginning of
year.............      $ 9.06     $10.00      $ 1.00     $ 1.00      $ 1.00     $ 1.00      $11.90     $10.00
                     -------------------------------------------------------------------------------------------
Income (loss)
from investment
operations:
 Net investment
 income..........        0.16       0.28        0.02       0.04        0.01       0.01        0.18       0.06
 Net realized and
 unrealized gain
 (loss) on
 securities......        0.02      (0.94)          -          -           -          -        1.70       1.89
                     -------------------------------------------------------------------------------------------
 Total income
 (loss) from
 investment
 operations......        0.18      (0.66)       0.02       0.04        0.01       0.01        1.88       1.95
                     -------------------------------------------------------------------------------------------
Distributions:
 Distributions
 from net
 investment
 income..........       (0.16)     (0.28)      (0.02)     (0.04)      (0.01)     (0.01)      (0.40)     (0.05)
 Distributions
 from net
 realized gain on
 securities......           -          -           -          -           -          -       (0.15)         -
                     -------------------------------------------------------------------------------------------
 Total
 distributions...       (0.16)     (0.28)      (0.02)     (0.04)      (0.01)     (0.01)      (0.55)     (0.05)
                     -------------------------------------------------------------------------------------------
Net asset value
at end of
period...........      $ 9.08     $ 9.06      $ 1.00     $ 1.00      $ 1.00     $ 1.00      $13.23     $11.90
                     -------------------------------------------------------------------------------------------
TOTAL RETURN.....        1.97 %    (6.75)%      2.20 %     3.93 %      0.98 %     1.42 %     15.83 %    19.52 %
                     -------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL
DATA
Ratio of expenses
to average net
assets...........        0.89 %     1.80 %      0.77 %     1.55 %      0.90 %     1.80 %      0.05 %     0.10 %
Ratio of expenses
to average net
assets before
expense
reductions.......        1.21 %     2.56 %      1.05 %     2.23 %      1.25 %     2.69 %      0.05 %     0.10 %
Ratio of net
investment income
to average net
assets...........        1.74 %     2.98 %      2.17 %     3.97 %      0.98 %     1.42 %      0.55 %     0.66 %
Portfolio
turnover rate....          15 %        9 %       N/A        N/A         N/A        N/A          43 %        9 %
Number of shares
outstanding at
end of period
(000's)..........         423        450       4,410      6,058       2,872      2,841         728        413
Net assets at the
end of period
(000's)..........      $3,840     $4,074      $4,410     $6,058      $2,872     $2,841      $9,632     $4,915

                        Moderate Growth      Conservative Growth
                         Lifestyle Fund         Lifestyle Fund
                     ---------------------- ----------------------
                      For the     For the    For the     For the
                     Six Months Fiscal Year Six Months Fiscal Year
                       Ended       Ended      Ended       Ended
                     April 30,  October 31, April 30,  October 31,
                        2000       1999        2000       1999
                     ---------- ----------- ---------- -----------
PER SHARE DATA
Net asset value
at beginning of
year.............      $11.42     $10.00      $11.06     $10.00
                     ---------------------------------------------
Income (loss)
from investment
operations:
 Net investment
 income..........        0.16       0.12        0.17       0.18
 Net realized and
 unrealized gain
 (loss) on
 securities......        1.17       1.41        0.84       1.05
                     ---------------------------------------------
 Total income
 (loss) from
 investment
 operations......        1.33       1.53        1.01       1.23
                     ---------------------------------------------
Distributions:
 Distributions
 from net
 investment
 income..........       (0.37)     (0.11)      (0.32)     (0.17)
 Distributions
 from net
 realized gain on
 securities......       (0.09)         -       (0.10)         -
                     ---------------------------------------------
 Total
 distributions...       (0.46)     (0.11)      (0.42)     (0.17)
                     ---------------------------------------------
Net asset value
at end of
period...........      $12.29     $11.42      $11.65     $11.06
                     ---------------------------------------------
TOTAL RETURN.....       11.80 %    15.26 %      9.34 %    12.21 %
                     ---------------------------------------------
RATIOS/SUPPLEMENTAL
DATA
Ratio of expenses
to average net
assets...........        0.05 %     0.10 %      0.05 %     0.10 %
Ratio of expenses
to average net
assets before
expense
reductions.......        0.05 %     0.10 %      0.05 %     0.10 %
Ratio of net
investment income
to average net
assets...........        0.81 %     1.40 %      1.15 %     2.11 %
Portfolio
turnover rate....          37 %       11 %        35 %       10 %
Number of shares
outstanding at
end of period
(000's)..........         752        486         794        532
Net assets at the
end of period
(000's)..........      $9,244     $5,553      $9,244     $5,880

-------------------------------------------------------------------------------

142
                 FINANCIAL HIGHLIGHTS (Unaudited) - CONTINUED

Per share data is for a share of beneficial interest outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date. Total returns and ratios for periods of less than one year are not annualized.

                                CLASS I SHARES

                         International            Large Cap               Mid Cap               Small Cap
                          Growth Fund            Growth Fund            Growth Fund            Growth Fund
                     ---------------------- ---------------------- ---------------------- ----------------------
                      For the     For the    For the     For the    For the     For the    For the     For the
                     Six Months Fiscal Year Six Months Fiscal Year Six Months Fiscal Year Six Months Fiscal Year
                       Ended       Ended      Ended       Ended      Ended       Ended      Ended       Ended
                     April 30,  October 31, April 30,  October 31, April 30,  October 31, April 30,  October 31,
                        2000       1999        2000       1999        2000       1999        2000       1999
                     ---------- ----------- ---------- ----------- ---------- ----------- ---------- -----------
PER SHARE DATA
Net asset value
at beginning of
year.............      $11.51     $10.00      $13.61     $10.00      $10.32     $10.00      $14.19     $10.00
                     -------------------------------------------------------------------------------------------
Income (loss)
from investment
operations:
 Net investment
 income (loss)...        0.02       0.12       (0.01)         -       (0.02)     (0.01)      (0.05)     (0.04)
 Net realized and
 unrealized gain
 (loss) on
 securities......        3.70       1.39        2.44       3.61        2.25       0.33        3.20       4.23
                     -------------------------------------------------------------------------------------------
 Total income
 (loss) from
 investment
 operations......        3.72       1.51        2.43       3.61        2.23       0.32        3.15       4.19
                     -------------------------------------------------------------------------------------------
Distributions:
 Distributions
 from net
 investment
 income..........       (0.19)         -           -          -           -          -           -          -
 Distributions
 from net
 realized gain on
 securities......       (0.24)         -       (0.12)         -       (0.31)         -       (0.61)         -
                     -------------------------------------------------------------------------------------------
 Total
 distributions...       (0.43)         -       (0.12)         -       (0.31)         -       (0.61)         -
                     -------------------------------------------------------------------------------------------
Net asset value
at end of
period...........      $14.80     $11.51      $15.92     $13.61      $12.24     $10.32      $16.73     $14.19
                     -------------------------------------------------------------------------------------------
TOTAL RETURN.....       32.30 %    15.16%      17.88 %    36.14%      21.97 %     3.24%      22.03 %    41.90 %
                     -------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL
DATA
Ratio of expenses
to average net
assets...........        0.64 %     1.28%       0.49 %     0.98%       0.46 %     0.92 %      0.64 %     1.28 %
Ratio of expenses
to average net
assets before
expense
reductions.......        1.11 %     2.75%       0.85 %     2.18%       0.83 %     1.83 %      0.96 %     2.42 %
Ratio of net
investment income
(loss) to average
net assets.......        0.04 %     1.18%      (0.04)%        -       (0.19)%    (0.14)%     (0.36)%    (0.58)%
Portfolio
turnover rate....          50 %       91%         29 %       65%         28 %       25 %        66 %      128 %
Number of shares
outstanding at
end of period
(000's)..........         143        129         258        215         655        680         347        256
Net assets at the
end of period
(000's)..........      $2,119     $1,487      $4,114     $2,923      $8,022     $7,010      $5,808     $3,626
                         International            Large Cap
                           Value Fund             Value Fund
                     ---------------------- ----------------------
                      For the     For the    For the     For the
                     Six Months Fiscal Year Six Months Fiscal Year
                       Ended       Ended      Ended       Ended
                     April 30,  October 31, April 30,  October 31,
                        2000       2000        2000       2000
                     ---------- ----------- ---------- -----------
PER SHARE DATA
Net asset value
at beginning of
year.............      $14.42     $10.00      $11.40     $10.00
                     ---------------------------------------------
Income (loss)
from investment
operations:
 Net investment
 income (loss)...        0.03       0.05        0.06       0.11
 Net realized and
 unrealized gain
 (loss) on
 securities......        2.74       4.37       (0.01)      1.40
                     ---------------------------------------------
 Total income
 (loss) from
 investment
 operations......        2.77       4.42        0.05       1.51
                     ---------------------------------------------
Distributions:
 Distributions
 from net
 investment
 income..........       (0.14)         -       (0.06)     (0.11)
 Distributions
 from net
 realized gain on
 securities......       (0.40)         -       (0.32)         -
                     ---------------------------------------------
 Total
 distributions...       (0.54)         -       (0.38)     (0.11)
                     ---------------------------------------------
Net asset value
at end of
period...........      $16.65     $14.42      $11.07     $11.40
                     ---------------------------------------------
TOTAL RETURN.....       19.40 %    44.25%       0.61 %    15.09 %
                     ---------------------------------------------
RATIOS/SUPPLEMENTAL
DATA
Ratio of expenses
to average net
assets...........        0.58 %     1.17%       0.46 %     0.93 %
Ratio of expenses
to average net
assets before
expense
reductions.......        1.09 %     2.68%       0.92 %     2.29 %
Ratio of net
investment income
(loss) to average
net assets.......        0.05 %     0.48%       0.53 %     1.05 %
Portfolio
turnover rate....          13 %       32%         70 %       66 %
Number of shares
outstanding at
end of period
(000's)..........         211        148         188        155
Net assets at the
end of period
(000's)..........      $3,511     $2,132      $2,077     $1,761

-------------------------------------------------------------------------------

                                                                             143
                 FINANCIAL HIGHLIGHTS (Unaudited) - CONTINUED

Per share data is for a share of beneficial interest outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date. Total returns and ratios for periods of less than one year are not annualized.

                           CLASS I SHARES CONTINUED

                            Mid Cap               Small Cap               Socially           Science & Technology
                           Value Fund             Value Fund          Responsible Fund               Fund
                     ---------------------- ---------------------- ---------------------- --------------------------
                      For the     For the    For the     For the    For the     For the   For the period   For the
                     Six Months Fiscal Year Six Months Fiscal Year Six Months Fiscal Year from Inception Fiscal Year
                       Ended       Ended      Ended       Ended      Ended       Ended    (February 29,     Ended
                     April 30,  October 31, April 30,  October 31, April 30,  October 31     2000) to    October 31,
                        2000       1999        2000       1999        2000       1999     April 30, 2000    1999
                     ---------- ----------- ---------- ----------- ---------- ----------- -------------- -----------
PER SHARE DATA
Net asset value
at beginning of
year*............      $11.95     $10.00      $ 9.27     $10.00      $12.16     $10.00        $10.00        $  -
                     ------------------------------------------------------------------------------------------------
Income (loss)
from investment
operations:
 Net investment
 income..........        0.01       0.07        0.07       0.12        0.05       0.11             -           -
 Net realized and
 unrealized gain
 (loss) on
 securities......        1.85       1.94        0.97      (0.73)       0.54       2.16         (1.06)          -
                     ------------------------------------------------------------------------------------------------
 Total income
 (loss) from
 investment
 operations......        1.86       2.01        1.04      (0.61)       0.59       2.27         (1.06)          -
                     ------------------------------------------------------------------------------------------------
Distributions:
 Distributions
 from net
 investment
 income..........           -      (0.06)      (0.07)     (0.12)      (0.05)     (0.11)            -           -
 Distributions
 from net
 realized gain on
 securities......       (1.44)         -           -          -       (0.49)         -             -           -
                     ------------------------------------------------------------------------------------------------
 Total
 distributions...       (1.44)     (0.06)      (0.07)     (0.12)      (0.54)     (0.11)            -           -
                     ------------------------------------------------------------------------------------------------
Net asset value
at end of
period...........      $12.37     $11.95      $10.24     $ 9.27      $12.21     $12.16        $ 8.94        $  -
                     ------------------------------------------------------------------------------------------------
TOTAL RETURN.....       16.74 %    20.18 %     11.30 %    (6.16)%      4.88 %    22.73 %      (10.60)%         -
                     ------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL
DATA
Ratio of expenses
to average net
assets...........        0.58 %     1.17 %      0.55 %     1.11 %      0.34 %     0.68 %        0.23 %         -
Ratio of expenses
to average net
assets before
expense
reductions.......        1.04 %     2.51 %      1.14 %     2.68 %      0.75 %     1.89 %        0.61 %         -
Ratio of net
investment income
to average net
assets...........        0.13 %     0.64 %      0.70 %     1.26 %      0.44 %     0.97 %        0.01 %         -
Portfolio
turnover rate....          75 %      177 %        46 %       91 %        33 %       24 %         114 %         -
Number of shares
outstanding at
end of
period (000's)...         173        126         125        133         245        173            67           -
Net assets at the
end of period
(000's)..........      $2,139     $1,507      $1,278     $1,234      $2,992     $2,098        $  596        $  -
                            Balanced              High Yield             Strategic
                              Fund                Bond Fund              Bond Fund
                     ---------------------- ---------------------- ----------------------
                      For the     For the    For the     For the    For the     For the
                     Six Months Fiscal Year Six Months Fiscal Year Six Months Fiscal Year
                       Ended       Ended      Ended       Ended      Ended       Ended
                     April 30,  October 31  April 30,  October 31  April 30,  October 31
                        2000       1999        2000       1999        2000       1999
                     ---------- ----------- ---------- ----------- ---------- -----------
PER SHARE DATA
Net asset value
at beginning of
year*............      $11.37     $10.00      $9.43      $10.00      $ 9.55     $10.00
                     --------------------------------------------------------------------
Income (loss)
from investment
operations:
 Net investment
 income..........        0.12       0.22       0.45        0.83        0.38       0.69
 Net realized and
 unrealized gain
 (loss) on
 securities......        0.71       1.37      (0.41)      (0.57)      (0.13)     (0.45)
                     --------------------------------------------------------------------
 Total income
 (loss) from
 investment
 operations......        0.83       1.59       0.04        0.26        0.25       0.24
                     --------------------------------------------------------------------
Distributions:
 Distributions
 from net
 investment
 income..........       (0.12)     (0.22)     (0.44)      (0.83)      (0.36)     (0.69)
 Distributions
 from net
 realized gain on
 securities......       (0.23)         -          -           -           -          -
                     --------------------------------------------------------------------
 Total
 distributions...       (0.35)     (0.22)     (0.44)      (0.83)      (0.36)     (0.69)
                     --------------------------------------------------------------------
Net asset value
at end of
period...........      $11.85     $11.37      $9.03      $ 9.43      $ 9.44     $ 9.55
                     --------------------------------------------------------------------
TOTAL RETURN.....        7.45 %    15.92 %     0.50 %      2.44 %      2.66 %     2.50 %
                     --------------------------------------------------------------------
RATIOS/SUPPLEMENTAL
DATA
Ratio of expenses
to average net
assets...........        0.47 %     0.95 %     0.56 %      1.13 %      0.51 %     1.03 %
Ratio of expenses
to average net
assets before
expense
reductions.......        1.05 %     2.57 %     6.75 %      2.05 %      1.08 %     2.50 %
Ratio of net
investment income
to average net
assets...........        1.17 %     2.09 %     4.85 %      5.57 %      3.97 %     7.09 %
Portfolio
turnover rate....          24 %       62 %       38 %        72 %        48 %      183 %
Number of shares
outstanding at
end of
period (000's)...         211        156          2           1         139        134
Net assets at the
end of period
(000's)..........      $2,499     $1,777      $  14      $   14      $1,315     $1,281

* For the Science & Technology Fund, net asset value shown is as of February 29, 2000.

-------------------------------------------------------------------------------

 144
                 FINANCIAL HIGHLIGHTS (Unaudited) - CONTINUED
Per share data is for a share of beneficial interest outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date. Total returns and ratios for periods of less than one year are not annualized.

                           CLASS I SHARES CONTINUED

                            Domestic                 Core                  Money                  Growth
                           Bond Fund              Bond Fund             Market Fund           Lifestyle Fund
                     ---------------------- ---------------------- ---------------------- ----------------------
                      For the     For the    For the     For the    For the     For the    For the     For the
                     Six Months Fiscal Year Six Months Fiscal Year Six Months Fiscal Year Six Months Fiscal Year
                       Ended       Ended      Ended       Ended      Ended       Ended      Ended       Ended
                     April 30,  October 31, April 30,  October 31, April 30,  October 31, April 30,  October 31,
                        2000       1999        2000       1999        2000       1999        2000       1999
                     ---------- ----------- ---------- ----------- ---------- ----------- ---------- -----------
PER SHARE DATA
Net asset value
at beginning of
year.............      $ 9.38     $10.00      $9.45      $10.00      $ 1.00     $ 1.00      $11.91     $10.00
                     -------------------------------------------------------------------------------------------
Income (loss)
from investment
operations:
 Net investment
 income..........        0.27       0.51       0.28        0.51        0.03       0.05        0.15       0.07
 Net realized and
 unrealized gain
 (loss) on
 securities......       (0.23)     (0.62)     (0.24)      (0.55)          -          -        1.71       1.90
                     -------------------------------------------------------------------------------------------
 Total income
 (loss) from
 investment
 operations......        0.04      (0.11)      0.04       (0.04)       0.03       0.05        1.86       1.97
                     -------------------------------------------------------------------------------------------
Distributions:
 Distributions
 from net
 investment
 income..........       (0.26)     (0.51)     (0.30)      (0.51)      (0.03)     (0.05)      (0.39)     (0.06)
 Distributions
 from net
 realized gain on
 securities......           -          -          -           -           -          -       (0.15)         -
                     -------------------------------------------------------------------------------------------
 Total
 distributions...       (0.26)     (0.51)     (0.30)      (0.51)      (0.03)     (0.05)      (0.54)     (0.06)
                     -------------------------------------------------------------------------------------------
Net asset value
at end of
period...........      $ 9.16     $ 9.38      $9.19      $ 9.45      $ 1.00     $ 1.00      $13.23     $11.91
                     -------------------------------------------------------------------------------------------
TOTAL RETURN.....        0.39 %    (1.12)%     0.45 %     (0.38)%      2.64 %     4.63 %     15.66 %    19.71 %
                     -------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL
DATA
Ratio of expenses
to average net
assets...........        0.45 %     0.91 %     0.46 %      0.93 %      0.34 %     0.68 %      0.05 %     0.10 %
Ratio of expenses
to average net
assets before
expense
reductions.......        0.86 %     2.10 %     3.11 %      1.77 %      0.70 %     1.85 %      0.05 %     0.10 %
Ratio of net
investment income
to average net
assets...........        2.87 %     5.43 %     3.13 %      4.03 %      2.62 %     4.64 %      0.55 %     0.62 %
Portfolio
turnover rate....          16 %       98 %      245 %       469 %       N/A        N/A          43 %        9 %
Number of shares
outstanding at
end of
period (000's)...         478        374         19           5       3,858      2,910         194        130
Net assets at the
end of period
(000's)..........      $4,378     $3,509      $ 176      $   49      $3,858     $2,910      $2,574     $1,547
                        Moderate Growth      Conservative Growth
                         Lifestyle Fund         Lifestyle Fund
                     ---------------------- ----------------------
                      For the     For the    For the     For the
                     Six Months Fiscal Year Six Months Fiscal Year
                       Ended       Ended      Ended       Ended
                     April 30,  October 31, April 30,  October 31,
                        2000       1999        2000       1999
                     ---------- ----------- ---------- -----------
PER SHARE DATA
Net asset value
at beginning of
year.............      $11.39     $10.00      $11.03     $10.00
                     ---------------------------------------------
Income (loss)
from investment
operations:
 Net investment
 income..........        0.16       0.15        0.16       0.21
 Net realized and
 unrealized gain
 (loss) on
 securities......        1.16       1.38        0.84       1.02
                     ---------------------------------------------
 Total income
 (loss) from
 investment
 operations......        1.32       1.53        1.00       1.23
                     ---------------------------------------------
Distributions:
 Distributions
 from net
 investment
 income..........       (0.35)     (0.14)      (0.31)     (0.20)
 Distributions
 from net
 realized gain on
 securities......       (0.09)         -       (0.10)         -
                     ---------------------------------------------
 Total
 distributions...       (0.44)     (0.14)      (0.41)     (0.20)
                     ---------------------------------------------
Net asset value
at end of
period...........      $12.27     $11.39      $11.62     $11.03
                     ---------------------------------------------
TOTAL RETURN.....       11.68 %    15.35 %      9.31 %    12.24 %
                     ---------------------------------------------
RATIOS/SUPPLEMENTAL
DATA
Ratio of expenses
to average net
assets...........        0.05 %     0.10 %      0.05 %     0.10 %
Ratio of expenses
to average net
assets before
expense
reductions.......        0.05 %     0.10 %      0.05 %     0.10 %
Ratio of net
investment income
to average net
assets...........        0.80 %     1.42 %      1.15 %     2.01 %
Portfolio
turnover rate....          37 %       11 %        35 %       10 %
Number of shares
outstanding at
end of
period (000's)...         226        135         202        137
Net assets at the
end of period
(000's)..........      $2,771     $1,537      $2,348     $1,508

-------------------------------------------------------------------------------

                                                               145
                       FINANCIAL HIGHLIGHTS (Unaudited)
Per share data is for a share of beneficial interest outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date. Total returns and ratios for periods of less than one year are not annualized.

                                CLASS II SHARES

                         International            Large Cap               Mid Cap               Small Cap
                          Growth Fund            Growth Fund            Growth Fund            Growth Fund
                     ---------------------- ---------------------- ---------------------- ----------------------
                      For the     For the    For the     For the    For the     For the    For the     For the
                     Six Months Fiscal Year Six Months Fiscal Year Six Months Fiscal Year Six Months Fiscal Year
                       Ended       Ended      Ended       Ended      Ended       Ended      Ended       Ended
                     April 30,  October 31, April 30,  October 31, April 30,  October 31, April 30,  October 31,
                        2000       1999        2000       1999        2000       1999        2000       1999
                     ---------- ----------- ---------- ----------- ---------- ----------- ---------- -----------
PER SHARE DATA
Net asset value
at beginning of
year.............      $11.53     $10.00      $13.60     $10.00      $10.33     $10.00      $14.23     $10.00
                     -------------------------------------------------------------------------------------------
Income (loss)
from investment
operations:
 Net investment
 income (loss)...        0.02       0.15        0.01       0.04       (0.01)      0.01       (0.04)     (0.04)
 Net realized and
 unrealized gain
 (loss) on
 securities......        3.73       1.39        2.44       3.60        2.27       0.33        3.22       4.27
                     -------------------------------------------------------------------------------------------
 Total income
 (loss) from
 investment
 operations......        3.75       1.54        2.45       3.64        2.26       0.34        3.18       4.23
                     -------------------------------------------------------------------------------------------
Distributions:
 Distributions
 from net
 investment
 income..........       (0.20)     (0.01)          -      (0.04)          -      (0.01)          -          -
 Distributions
 from net
 realized gain on
 securities......       (0.24)         -       (0.12)         -       (0.31)         -       (0.61)         -
                     -------------------------------------------------------------------------------------------
 Total
 distributions...       (0.44)     (0.01)      (0.12)     (0.04)      (0.31)     (0.01)      (0.61)         -
                     -------------------------------------------------------------------------------------------
Net asset value
at end of
period...........      $14.84     $11.53      $15.93     $13.60      $12.28     $10.33      $16.80     $14.23
                     -------------------------------------------------------------------------------------------
TOTAL RETURN.....       32.52 %    15.41 %     18.04 %    36.40 %     22.24 %     3.39 %     22.18 %    42.30 %
                     -------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL
DATA
Ratio of expenses
to average net
assets...........        0.51 %     1.03 %      0.36 %     0.73 %      0.33 %     0.67 %      0.51 %     1.03 %
Ratio of expenses
to average net
assets before
expense
reductions.......        1.01 %     2.50 %      0.83 %     2.03 %      0.94 %     2.25 %      0.93 %     2.34 %
Ratio of net
investment income
(loss) to average
net assets.......        0.13 %     1.44 %      0.08 %     0.29 %     (0.06)%     0.07 %     (0.24)%    (0.33)
Portfolio
turnover rate....          50 %       91 %        29 %       65 %        28 %       25 %        66 %      128 %
Number of shares
outstanding at
end of period
(000's)..........         122        128         122        118         118        126         133        122
Net assets at the
end of period
(000's)..........      $1,810     $1,474      $1,939     $1,601      $1,445     $1,300      $2,232     $1,731
                         International            Large Cap
                           Value Fund             Value Fund
                     ---------------------- ----------------------
                      For the     For the    For the     For the
                     Six Months Fiscal Year Six Months Fiscal Year
                       Ended       Ended      Ended       Ended
                     April 30,  October 31, April 30,  October 31,
                        2000       1999        2000       1999
                     ---------- ----------- ---------- -----------
PER SHARE DATA
Net asset value
at beginning of
year.............      $14.45     $10.00      $11.39     $10.00
                     ---------------------------------------------
Income (loss)
from investment
operations:
 Net investment
 income (loss)...        0.02       0.10        0.07       0.14
 Net realized and
 unrealized gain
 (loss) on
 securities......        2.78       4.36           -       1.39
                     ---------------------------------------------
 Total income
 (loss) from
 investment
 operations......        2.80       4.46        0.07       1.53
                     ---------------------------------------------
Distributions:
 Distributions
 from net
 investment
 income..........       (0.15)     (0.01)      (0.07)     (0.14)
 Distributions
 from net
 realized gain on
 securities......       (0.40)         -       (0.32)         -
                     ---------------------------------------------
 Total
 distributions...       (0.55)     (0.01)      (0.39)     (0.14)
                     ---------------------------------------------
Net asset value
at end of
period...........      $16.70     $14.45      $11.07     $11.39
                     ---------------------------------------------
TOTAL RETURN.....       19.54 %    44.61 %      0.76 %    15.35 %
                     ---------------------------------------------
RATIOS/SUPPLEMENTAL
DATA
Ratio of expenses
to average net
assets...........        0.46 %     0.92 %      0.34 %     0.68 %
Ratio of expenses
to average net
assets before
expense
reductions.......        1.04 %     2.48 %      0.86 %     2.07 %
Ratio of net
investment income
(loss) to average
net assets.......        0.14 %     0.75 %      0.66 %     1.32 %
Portfolio
turnover rate....          13 %       32 %        70 %       66 %
Number of shares
outstanding at
end of period
(000's)..........         117        120         131        124
Net assets at the
end of period
(000's)..........      $1,950     $1,739      $1,453     $1,416

-------------------------------------------------------------------------------

 146
                 FINANCIAL HIGHLIGHTS (Unaudited) - CONTINUED
Per share data is for a share of beneficial interest outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date. Total returns and ratios for periods of less than one year are not annualized.

                           CLASS II SHARES CONTINUED

                            Mid Cap               Small Cap               Socially               Balanced
                           Value Fund             Value Fund          Responsible Fund             Fund
                     ---------------------- ---------------------- ---------------------- ----------------------
                      For the     For the    For the     For the    For the     For the    For the     For the
                     Six Months Fiscal Year Six Months Fiscal Year Six Months Fiscal Year Six Months Fiscal Year
                       Ended       Ended      Ended       Ended      Ended       Ended      Ended       Ended
                     April 30,  October 31, April 30,  October 31, April 30,  October 31, April 30,  October 31,
                        2000       1999        2000       1999        2000       1999        2000       1999
                     ---------- ----------- ---------- ----------- ---------- ----------- ---------- -----------
PER SHARE DATA
Net asset value
at beginning of
year.............      $11.95     $10.00      $ 9.27     $10.00      $12.15     $10.00      $11.36     $10.00
                     -------------------------------------------------------------------------------------------
Income (loss)
from investment
operations:
 Net investment
 income..........        0.03       0.11        0.09       0.14        0.07       0.14        0.15       0.26
 Net realized and
 unrealized gain
 (loss) on
 securities......        1.84       1.94        0.99      (0.73)       0.53       2.15        0.70       1.36
                     -------------------------------------------------------------------------------------------
 Total income
 (loss) from
 investment
 operations......        1.87       2.05        1.08      (0.59)       0.60       2.29        0.85       1.62
                     -------------------------------------------------------------------------------------------
Distributions:
 Distributions
 from net
 investment
 income..........           -      (0.10)      (0.09)     (0.14)      (0.06)     (0.14)      (0.15)     (0.26)
 Distributions
 from net
 realized gain on
 securities......       (1.44)         -           -          -       (0.49)         -       (0.23)         -
                     -------------------------------------------------------------------------------------------
 Total
 distributions...       (1.44)     (0.10)      (0.09)     (0.14)      (0.55)     (0.14)      (0.38)     (0.26)
                     -------------------------------------------------------------------------------------------
Net asset value
at end of
period...........      $12.38     $11.95      $10.26     $ 9.27      $12.20     $12.15      $11.83     $11.36
                     -------------------------------------------------------------------------------------------
TOTAL RETURN.....       16.83%     20.53 %     11.66 %    (5.92)%      4.99 %    22.99 %      7.60 %    16.22 %
                     -------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL
DATA
Ratio of expenses
to average net
assets...........        0.46%      0.92 %      0.43 %     0.86 %      0.21 %     0.43 %      0.35 %     0.70 %
Ratio of expenses
to average net
assets before
expense
reductions.......        0.94%      2.27 %      1.03 %     2.44 %      0.71 %     1.77 %      1.00 %     2.34 %
Ratio of net
investment income
to average net
assets...........        0.26%      0.88 %      0.83 %     1.53 %      0.55 %     1.25 %      1.29 %     2.36 %
Portfolio
turnover rate....          75%       177 %        46 %       91 %        33 %       24 %        24 %       62 %
Number of shares
outstanding at
end of period
(000's)..........         145        122         115        132         132        127         132        128
Net assets at the
end of period
(000's)..........      $1,797     $1,457      $1,181     $1,228      $1,614     $1,537      $1,564     $1,452
                           High Yield              Strategic
                           Bond Fund               Bond Fund
                     ----------------------- ----------------------
                      For the      For the    For the     For the
                     Six Months  Fiscal Year Six Months Fiscal Year
                       Ended        Ended      Ended       Ended
                     April 30,   October 31, April 30,  October 31,
                        2000        1999        2000       1999
                     ----------- ----------- ---------- -----------
PER SHARE DATA
Net asset value
at beginning of
year.............     $  9.43      $ 10.00     $ 9.55     $10.00
                     ----------------------------------------------
Income (loss)
from investment
operations:
 Net investment
 income..........        0.46         0.86       0.39       0.71
 Net realized and
 unrealized gain
 (loss) on
 securities......       (0.41)       (0.57)     (0.13)     (0.45)
                     ----------------------------------------------
 Total income
 (loss) from
 investment
 operations......        0.05         0.29       0.26       0.26
                     ----------------------------------------------
Distributions:
 Distributions
 from net
 investment
 income..........       (0.45)       (0.86)     (0.37)     (0.71)
 Distributions
 from net
 realized gain on
 securities......           -            -          -          -
                     ----------------------------------------------
 Total
 distributions...       (0.45)       (0.86)     (0.37)     (0.71)
                     ----------------------------------------------
Net asset value
at end of
period...........     $  9.03      $  9.43     $ 9.44     $ 9.55
                     ----------------------------------------------
TOTAL RETURN.....        0.63 %       2.74 %     2.74 %     2.67 %
                     ----------------------------------------------
RATIOS/SUPPLEMENTAL
DATA
Ratio of expenses
to average net
assets...........        0.44 %       0.88 %     0.39 %     0.78 %
Ratio of expenses
to average net
assets before
expense
reductions.......        0.69 %       1.35 %     0.95 %     2.25 %
Ratio of net
investment income
to average net
assets...........        4.98 %       8.84 %     4.09 %     7.26 %
Portfolio
turnover rate....          38 %         72 %       48 %      183 %
Number of shares
outstanding at
end of period
(000's)..........       6,962        6,630        140        134
Net assets at the
end of period
(000's)..........     $62,897      $62,506     $1,319     $1,283

-------------------------------------------------------------------------------

                                                               147
                 FINANCIAL HIGHLIGHTS (Unaudited) - CONTINUED
Per share data is for a share of beneficial interest outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date. Total returns and ratios for periods of less than one year are not annualized.

                           CLASS II SHARES CONTINUED

                            Domestic                 Core                    Money                  Growth
                           Bond Fund              Bond Fund               Market Fund           Lifestyle Fund
                     ---------------------- -----------------------  ---------------------- ----------------------
                      For the     For the    For the      For the     For the     For the    For the     For the
                     Six Months Fiscal Year Six Months  Fiscal Year  Six Months Fiscal Year Six Months Fiscal Year
                       Ended       Ended      Ended        Ended       Ended       Ended      Ended       Ended
                     April 30,  October 31, April 30,   October 31,  April 30,  October 31, April 30,  October 31,
                        2000       1999        2000        1999         2000       1999        2000       1999
                     ---------- ----------- ----------  -----------  ---------- ----------- ---------- -----------
PER SHARE DATA
Net asset value
at beginning of
year.............      $ 9.38     $10.00     $   9.45    $  10.00      $ 1.00     $ 1.00      $11.91     $10.00
                     ---------------------------------------------------------------------------------------------
Income (loss)
from investment
operations:
 Net investment
 income..........        0.28       0.53         0.30        0.52        0.03       0.05        0.08       0.07
 Net realized and
 unrealized gain
 (loss) on
 securities......       (0.23)     (0.62)       (0.25)      (0.55)          -          -        1.79       1.90
                     ---------------------------------------------------------------------------------------------
 Total income
 (loss) from
 investment
 operations......        0.05      (0.09)        0.05       (0.03)       0.03       0.05        1.87       1.97
                     ---------------------------------------------------------------------------------------------
Distributions:
 Distributions
 from net
 investment
 income..........       (0.27)     (0.53)       (0.31)      (0.52)      (0.03)     (0.05)      (0.41)     (0.06)
 Distributions
 from net
 realized gain on
 securities......           -          -            -           -           -          -       (0.15)         -
                     ---------------------------------------------------------------------------------------------
 Total
 distributions...       (0.27)     (0.53)       (0.31)      (0.52)      (0.03)     (0.05)      (0.56)     (0.06)
                     ---------------------------------------------------------------------------------------------
Net asset value
at end of
period...........      $ 9.16     $ 9.38     $   9.19    $   9.45      $ 1.00     $ 1.00      $13.22     $11.91
                     ---------------------------------------------------------------------------------------------
TOTAL RETURN.....        0.51 %    (0.92)%       0.60 %     (0.25)%      2.77 %     4.79 %     15.75 %    19.72 %
                     ---------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL
DATA
Ratio of expenses
to average net
assets...........        0.33 %     0.66 %       0.34 %      0.68 %      0.21 %     0.43 %      0.05 %     0.10 %
Ratio of expenses
to average net
assets before
expense
reductions.......        0.91 %     2.23 %       0.57 %      1.05 %      0.58 %     1.10 %      0.05 %     0.10 %
Ratio of net
investment income
to average net
assets...........        2.99 %     5.51 %       3.22 %      5.45 %      2.72 %     4.68 %      0.58 %     0.62 %
Portfolio
turnover rate....          16 %       98 %        245 %       469 %       N/A        N/A          43 %        9 %
Number of shares
outstanding at
end of period
(000's)..........         190        153       34,484      34,645       1,346      4,669         131        126
Net assets at the
end of period
(000's)..........      $1,745     $1,432     $316,795    $327,384      $1,346     $4,669      $1,733     $1,496
                        Moderate Growth      Conservative Growth
                         Lifestyle Fund         Lifestyle Fund
                     ---------------------- ----------------------
                      For the     For the    For the     For the
                     Six Months Fiscal Year Six Months Fiscal Year
                       Ended       Ended      Ended       Ended
                     April 30,  October 31, April 30,  October 31,
                        2000       1999        2000       1999
                     ---------- ----------- ---------- -----------
PER SHARE DATA
Net asset value
at beginning of
year.............      $11.39     $10.00      $11.03     $10.00
                     ---------------------------------------------
Income (loss)
from investment
operations:
 Net investment
 income..........        0.11       0.13        0.13       0.21
 Net realized and
 unrealized gain
 (loss) on
 securities......        1.22       1.38        0.87       1.02
                     ---------------------------------------------
 Total income
 (loss) from
 investment
 operations......        1.33       1.51        1.00       1.23
                     ---------------------------------------------
Distributions:
 Distributions
 from net
 investment
 income..........       (0.38)     (0.12)      (0.33)     (0.20)
 Distributions
 from net
 realized gain on
 securities......       (0.09)         -       (0.10)         -
                     ---------------------------------------------
 Total
 distributions...       (0.47)     (0.12)      (0.43)     (0.20)
                     ---------------------------------------------
Net asset value
at end of
period...........      $12.25     $11.39      $11.60     $11.03
                     ---------------------------------------------
TOTAL RETURN.....       11.73 %    15.17 %      9.36 %    12.27 %
                     ---------------------------------------------
RATIOS/SUPPLEMENTAL
DATA
Ratio of expenses
to average net
assets...........        0.05 %     0.10 %      0.05 %     0.10 %
Ratio of expenses
to average net
assets before
expense
reductions.......        0.05 %     0.10 %      0.05 %     0.10 %
Ratio of net
investment income
to average net
assets...........        0.81 %     1.25 %      1.15 %     2.01 %
Portfolio
turnover rate....          37 %       11 %        35 %       10 %
Number of shares
outstanding at
end of period
(000's)..........         131        126         132        127
Net assets at the
end of period
(000's)..........      $1,608     $1,440      $1,534     $1,404

-------------------------------------------------------------------------------

 148
                  AMERICAN GENERAL SERIES PORTFOLIO COMPANY 2

BOARD OF TRUSTEES                                Neuberger Berman Management Inc.
Kent E. Barrett                                  605 Third Avenue, Second Floor
Judith L. Craven                                 New York, New York 10158-0180
Timothy J. Ebner
Gustavo E. Gonzales, Jr.                         State Street Global Advisors
Norman Hackerman                                 2 International Place
Alice T. Kane                                    Boston, Massachusetts 02110
John W. Lancaster
Ben H. Love                                      T. Rowe Price Associates, Inc.
John E. Maupin, Jr.                              100 East Pratt Street
F. Robert Paulsen                                Baltimore, Maryland 21202

DISTRIBUTOR                                      INDEPENDENT AUDITORS
American General Distributors, Inc.              Ernst & Young LLP
2929 Allen Parkway                               1221 McKinney
Houston, Texas 77019                             Houston, Texas 77010

CUSTODIAN                                        SHAREHOLDER SERVICE AGENT
State Street Bank and Trust Company              National Financial Data Services, Inc.
225 Franklin Street                              330 West 9th Street
Boston, Massachusetts 02110                      Kansas City, Missouri 64105

INVESTMENT ADVISER                               OFFICERS
The Variable Annuity Life                        Alice T. Kane,
Insurance Company (VALIC)                         Chairman and President
2929 Allen Parkway                               Kent E. Barrett,
Houston, Texas 77019                              Executive Vice President
                                                 Peter V. Tuters,
INVESTMENT SUB-ADVISERS                           Vice President and
American General                                  Senior Investment Officer
Investment Management, L.P.                      Pauletta P. Cohn,
2929 Allen Parkway                                Vice President
Houston, Texas 77019                             Charles H. Clines,
                                                  Vice President and Tax Officer
Brown Capital Management, Inc.                   Teresa S. Moro,
1201 N. Calvert Street                            Vice President and Investment Officer
Baltimore, Maryland 21202                        William Trimbur, Jr.,
                                                  Vice President and Investment Officer
Capital Guardian Trust Company                   Nori L. Gabert,
333 South Hope Street                             Vice President and Secretary
Los Angeles, California 90071                    Todd L. Spillance,
                                                  Chief Compliance Officer
Fiduciary Management                             Gregory R. Seward,
Associates, Inc.                                  Treasurer
55 West Monroe Street Suite 2550                 Jaime M. Sepulveda,
Chicago, Illinois 60603                           Assistant Treasurer
                                                 Gregory R. Kingston,
Goldman Sachs Asset Management                    Controller
One New York Plaza                               Donald H. Guire,
New York, New York 10005                          Assistant Controller
                                                 Kathyrn A. Pearce,
J. P. Morgan Investment Management Inc.           Assistant Controller
522 Fifth Avenue                                 Heriberto R. Valdez,
New York, New York 10036                          Assistant Controller

Jacobs Asset Management
200 East Broward Boulevard
Suite 1920
Fort Lauderdale, Florida 33301

 This report is for the information of the shareholders of American General Series Portfolio Company 2. It is authorized for distribution to other persons only when preceded or accompanied by an effective prospectus which contains information on how to purchase shares and other pertinent information.

 If you would like further information about the material or products issued by American General, please contact your account representative.

 "Standard & Poor's(R)", "Standard & Poor's Mid Cap 400 Index" and "S&P 500(R)" are trademarks of Standard & Poor's Corporation. The Stock Index Fund and Mid Cap Index Fund are not sponsored, endorsed, sold or promoted by S&P and S&P makes no representation regarding the advisability of investing in the funds. The Russell 2000(R) Index is a trademark/service mark of the Frank Russell Company. Russell(TM) is a trademark of the Frank Russell Company.

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                                                            -------------------
                                                            |    PRESORTED    |
AMERICAN GENERAL SERIES PORTFOLIO COMPANY 2                 |    STANDARD     |
                                                            |  U.S. Postage   |
P.O. Box 3206                                               |      PAID       |
Houston, Texas 77253-3206                                   | Permit No. 8080 |
                                                            | Houston, Texas  |
                                                            -------------------




AMERICAN
    |GENERAL
    |FINANCIAL GROUP

    American General Financial Group is the marketing name and service mark owned and used by American General Corporation and its subsidiaries.

    VA 11387 VER 04/00